The Hartford Balanced Income Fund
Schedule of Investments
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 0.2%
	Chemicals - 0.0%
$ 1,400,000	Sasol Financing USA LLC 4.50%, 11/08/2027(1)	$1,274,000
	Commercial Services - 0.0%
1,847,000	Global Payments, Inc. 1.50%, 03/01/2031(2)	1,808,213
	Healthcare - Products - 0.0%
1,379,000	Insulet Corp. 0.38%, 09/01/2026	1,826,473
	Home Builders - 0.0%
1,517,000	Meritage Homes Corp. 1.75%, 05/15/2028(2)	1,520,034
	Internet - 0.0%
1,707,000	Uber Technologies, Inc. 0.88%, 12/01/2028	1,980,120
	Leisure Time - 0.1%
700,000	Carnival Corp. 5.75%, 12/01/2027	1,537,200
1,375,000	NCL Corp. Ltd. 2.50%, 02/15/2027	1,506,312
		3,043,512
	Oil & Gas - 0.0%
1,175,000	Northern Oil & Gas, Inc. 3.63%, 04/15/2029	1,350,075
	Real Estate Investment Trusts - 0.0%
	Rexford Industrial Realty LP
1,650,000	4.13%, 03/15/2029(2)	1,618,650
800,000	4.38%, 03/15/2027(2)	794,000
		2,412,650
	Semiconductors - 0.1%
1,410,000	Microchip Technology, Inc. 0.75%, 06/01/2030(2)	1,308,325
1,925,000	ON Semiconductor Corp. 0.50%, 03/01/2029	1,729,435
1,450,000	Synaptics, Inc. 0.75%, 12/01/2031(2)	1,570,391
		4,608,151
	Total Convertible Bonds (cost $18,769,255)	$19,823,228
CORPORATE BONDS - 47.2%
	Advertising - 0.1%
	Clear Channel Outdoor Holdings, Inc.
1,125,000	7.50%, 06/01/2029(2)	$1,001,624
725,000	7.88%, 04/01/2030(2)	750,263
4,785,000	9.00%, 09/15/2028(2)(3)	5,030,516
1,460,000	Lamar Media Corp. 3.75%, 02/15/2028	1,390,515
		8,172,918
	Aerospace/Defense - 1.3%
	BAE Systems PLC
13,355,000	5.13%, 03/26/2029(2)	13,419,990
8,925,000	5.25%, 03/26/2031(2)	8,976,969
13,806,000	5.30%, 03/26/2034(2)	13,735,901
3,185,000	5.50%, 03/26/2054(2)	3,082,214
	Boeing Co.
10,614,000	5.04%, 05/01/2027	10,609,886
9,650,000	5.71%, 05/01/2040	9,254,660
9,400,000	5.81%, 05/01/2050	8,847,263
6,830,000	6.30%, 05/01/2029	7,105,123
8,175,000	6.39%, 05/01/2031	8,601,735
4,260,000	6.86%, 05/01/2054	4,571,145
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.2% - (continued)
	Aerospace/Defense - 1.3% - (continued)
$ 3,630,000	HEICO Corp. 5.25%, 08/01/2028	$3,677,134
	L3Harris Technologies, Inc.
4,160,000	5.05%, 06/01/2029	4,182,833
11,830,000	5.25%, 06/01/2031	11,895,739
	Lockheed Martin Corp.
3,885,000	4.50%, 05/15/2036	3,641,893
3,795,000	5.20%, 02/15/2064	3,477,388
	Northrop Grumman Corp.
5,215,000	4.03%, 10/15/2047	4,113,520
18,600,000	5.20%, 06/01/2054	17,201,722
	RTX Corp.
5,000,000	3.75%, 11/01/2046	3,775,872
4,140,000	6.00%, 03/15/2031	4,347,963
4,040,000	Spirit AeroSystems, Inc. 9.38%, 11/30/2029(2)	4,343,590
	TransDigm, Inc.
50,000	4.88%, 05/01/2029	47,463
3,000,000	5.50%, 11/15/2027	2,971,064
295,000	6.63%, 03/01/2032(2)	300,036
1,565,000	6.75%, 08/15/2028(2)	1,592,730
535,000	7.13%, 12/01/2031(2)	552,452
		154,326,285
	Agriculture - 0.6%
8,425,000	Archer-Daniels-Midland Co. 4.50%, 08/15/2033	8,006,246
	BAT Capital Corp.
8,515,000	3.22%, 09/06/2026	8,313,898
4,550,000	5.83%, 02/20/2031	4,685,561
1,515,000	Darling Ingredients, Inc. 6.00%, 06/15/2030(2)	1,507,660
8,130,000	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 5.95%, 04/20/2035(2)	8,238,373
	MHP Lux SA
2,434,000	6.25%, 09/19/2029(1)	2,135,835
882,000	6.95%, 04/03/2026(1)	842,310
	Philip Morris International, Inc.
3,700,000	4.75%, 11/01/2031	3,639,190
10,885,000	5.13%, 02/15/2030	10,979,586
14,100,000	5.50%, 09/07/2030	14,464,133
	Reynolds American, Inc.
2,216,000	4.45%, 06/12/2025	2,214,039
6,000,000	5.85%, 08/15/2045	5,706,618
		70,733,449
	Airlines - 0.0%
1,500,000	JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 09/20/2031(2)	1,585,737
	Apparel - 0.1%
	Crocs, Inc.
1,769,000	4.13%, 08/15/2031(2)	1,554,162
1,575,000	4.25%, 03/15/2029(2)	1,464,809
	Tapestry, Inc.
740,000	5.10%, 03/11/2030	735,024
4,840,000	5.50%, 03/11/2035	4,770,240
		8,524,235
	Auto Manufacturers - 0.6%
	Daimler Truck Finance North America LLC
1,170,000	5.25%, 01/13/2030(2)	1,172,852
13,285,000	5.38%, 01/13/2032(2)	13,235,796
	Ford Motor Credit Co. LLC
6,930,000	2.30%, 02/10/2025	6,926,237

1

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.2% - (continued)
	Auto Manufacturers - 0.6% - (continued)
$ 2,635,000	3.38%, 11/13/2025	$2,600,064
585,000	5.30%, 09/06/2029	574,386
1,760,000	5.88%, 11/07/2029	1,762,846
	General Motors Financial Co., Inc.
14,670,000	1.50%, 06/10/2026	14,031,498
11,435,000	5.90%, 01/07/2035	11,370,883
17,875,000	Mercedes-Benz Finance North America LLC 5.20%, 08/03/2026(2)	18,000,519
		69,675,081
	Beverages - 1.0%
	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
15,055,000	4.70%, 02/01/2036	14,234,777
10,156,000	4.90%, 02/01/2046	9,178,293
8,950,000	Anheuser-Busch InBev Worldwide, Inc. 5.55%, 01/23/2049	8,779,790
	Bacardi Ltd.
6,215,000	2.75%, 07/15/2026(2)	6,014,561
10,960,000	4.45%, 05/15/2025(2)	10,957,388
5,365,000	5.15%, 05/15/2038(2)	4,921,691
	Bacardi Ltd./Bacardi-Martini BV
2,395,000	5.25%, 01/15/2029(2)	2,395,189
10,175,000	5.40%, 06/15/2033(2)	9,931,710
10,645,000	Bacardi-Martini BV 5.55%, 02/01/2030(2)	10,757,816
	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL
1,085,000	5.25%, 04/27/2029(1)	1,035,090
714,000	5.25%, 04/27/2029(2)	681,156
	Coca-Cola Co.
5,525,000	4.65%, 08/14/2034	5,369,073
15,820,000	5.30%, 05/13/2054	15,246,182
	PepsiCo, Inc.
11,070,000	4.80%, 07/17/2034	10,886,008
4,335,000	5.25%, 07/17/2054	4,152,927
9,595,000	Pernod Ricard International Finance LLC 1.63%, 04/01/2031(2)	7,780,366
		122,322,017
	Biotechnology - 0.6%
19,500,000	Amgen, Inc. 5.60%, 03/02/2043	19,118,427
	Gilead Sciences, Inc.
3,965,000	2.60%, 10/01/2040	2,764,090
6,210,000	4.80%, 11/15/2029	6,200,866
5,999,000	Illumina, Inc. 5.75%, 12/13/2027	6,135,257
	Royalty Pharma PLC
17,575,000	1.75%, 09/02/2027	16,249,451
12,835,000	2.20%, 09/02/2030	10,967,789
10,305,000	3.35%, 09/02/2051	6,545,463
2,085,000	5.15%, 09/02/2029	2,083,591
		70,064,934
	Chemicals - 0.6%
	Avient Corp.
270,000	6.25%, 11/01/2031(2)	269,467
2,690,000	7.13%, 08/01/2030(2)	2,761,304
1,620,000	Axalta Coating Systems Dutch Holding B BV 7.25%, 02/15/2031(2)	1,687,121
	Braskem Netherlands Finance BV
4,689,000	4.50%, 01/31/2030(1)	4,009,865
270,000	7.25%, 02/13/2033(2)	253,031
1,255,000	8.00%, 10/15/2034(2)	1,211,133
520,000	8.50%, 01/12/2031(2)	528,847
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.2% - (continued)
	Chemicals - 0.6% - (continued)
	Celanese U.S. Holdings LLC
$ 25,850,000	6.42%, 07/15/2027(4)	$26,338,939
5,240,000	6.80%, 11/15/2030(4)	5,445,175
	Chemours Co.
650,000	4.63%, 11/15/2029(2)	577,126
610,000	5.75%, 11/15/2028(2)	578,732
8,910,000	DuPont de Nemours, Inc. 4.73%, 11/15/2028	8,908,768
800,000	Hanwha Totalenergies Petrochemical Co. Ltd. 5.50%, 07/18/2029(1)	804,034
308,000	Linde, Inc. 2.00%, 08/10/2050	161,356
2,905,000	Mativ Holdings, Inc. 8.00%, 10/01/2029(2)	2,767,817
2,115,000	NOVA Chemicals Corp. 8.50%, 11/15/2028(2)	2,246,318
	OCP SA
400,000	5.13%, 06/23/2051(1)	303,000
1,969,000	7.50%, 05/02/2054(2)	1,994,203
1,085,000	7.50%, 05/02/2054(1)	1,098,563
4,150,000	Olympus Water U.S. Holding Corp. 9.75%, 11/15/2028(2)	4,393,680
1,590,000	Sasol Financing USA LLC 5.50%, 03/18/2031	1,339,483
6,835,000	Sherwin-Williams Co. 2.90%, 03/15/2052	4,159,617
480,000	Tronox, Inc. 4.63%, 03/15/2029(2)	434,712
		72,272,291
	Commercial Banks - 11.2%
EUR 700,000	Banca Comerciala Romana SA 7.63%, 05/19/2027, (7.63% fixed rate until 05/19/2026; 3 mo. EURIBOR + 4.54% thereafter)(1)(5)	760,674
	Banca Transilvania SA
400,000	5.13%, 09/30/2030, (5.13% fixed rate until 09/30/2029; 1 yr. EURIBOR ICE Swap + 2.95% thereafter)(1)(5)	415,835
2,010,000	7.25%, 12/07/2028, (7.25% fixed rate until 12/07/2027; 1 yr. EURIBOR ICE Swap + 4.29% thereafter)(1)(5)	2,227,194
2,610,000	8.88%, 04/27/2027, (8.88% fixed rate until 04/27/2026; 1 yr. EURIBOR ICE Swap + 5.58% thereafter)(1)(5)	2,855,743
	Banco de Credito del Peru SA
$ 1,162,000	3.13%, 07/01/2030, (3.13% fixed rate until 07/01/2025; 5 yr. USD CMT + 3.00% thereafter)(1)(5)	1,145,522
409,000	3.13%, 07/01/2030, (3.13% fixed rate until 07/01/2025; 5 yr. USD CMT + 3.00% thereafter)(2)(5)	403,200
460,000	3.25%, 09/30/2031, (3.25% fixed rate until 09/30/2026; 5 yr. USD CMT + 2.45% thereafter)(1)(5)	437,946
1,122,000	Banco de Credito e Inversiones SA 3.50%, 10/12/2027(1)	1,081,469
10,800,000	Banco Santander SA 5.54%, 03/14/2030, (5.54% fixed rate until 03/14/2029; 1 yr. USD CMT + 1.45% thereafter)(5)	10,891,144

2

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.2% - (continued)
	Commercial Banks - 11.2% - (continued)
	Bank of America Corp.
$ 32,755,000	2.48%, 09/21/2036, (2.48% fixed rate until 09/21/2031; 5 yr. USD CMT + 1.20% thereafter)(5)	$26,954,378
8,980,000	2.50%, 02/13/2031, (2.50% fixed rate until 02/13/2030; 3 mo. USD Term SOFR + 1.25% thereafter)(5)	7,951,248
8,800,000	2.68%, 06/19/2041, (2.68% fixed rate until 06/19/2040; 6 mo. USD SOFR + 1.93% thereafter)(5)	6,159,714
10,000,000	3.71%, 04/24/2028, (3.71% fixed rate until 04/24/2027; 3 mo. USD Term SOFR + 1.77% thereafter)(5)	9,758,287
6,550,000	3.82%, 01/20/2028, (3.82% fixed rate until 01/20/2027; 3 mo. USD Term SOFR + 1.84% thereafter)(5)	6,433,707
10,420,000	3.97%, 02/07/2030, (3.97% fixed rate until 02/07/2029; 3 mo. USD Term SOFR + 1.47% thereafter)(5)	10,026,770
3,625,000	4.08%, 03/20/2051, (4.08% fixed rate until 03/20/2050; 3 mo. USD Term SOFR + 3.41% thereafter)(5)	2,848,330
3,225,000	4.24%, 04/24/2038, (4.24% fixed rate until 04/24/2037; 3 mo. USD Term SOFR + 2.08% thereafter)(5)	2,877,923
8,935,000	4.33%, 03/15/2050, (4.33% fixed rate until 03/15/2049; 3 mo. USD Term SOFR + 1.78% thereafter)(5)	7,371,385
10,815,000	5.16%, 01/24/2031, (5.16% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.00% thereafter)(5)	10,848,519
6,455,000	5.51%, 01/24/2036, (5.51% fixed rate until 01/24/2035; 6 mo. USD SOFR + 1.31% thereafter)(5)	6,490,781
16,645,000	5.52%, 10/25/2035, (5.52% fixed rate until 10/25/2034; 6 mo. USD SOFR + 1.74% thereafter)(5)	16,280,721
18,230,000	5.93%, 09/15/2027, (5.93% fixed rate until 09/15/2026; 6 mo. USD SOFR + 1.34% thereafter)(5)	18,560,031
	Bank of New York Mellon Corp.
12,980,000	5.06%, 07/22/2032, (5.06% fixed rate until 07/22/2031; 6 mo. USD SOFR + 1.23% thereafter)(5)	12,953,458
11,035,000	6.32%, 10/25/2029, (6.32% fixed rate until 10/25/2028; 6 mo. USD SOFR + 1.60% thereafter)(5)	11,594,461
EUR 690,000	Bank Polska Kasa Opieki SA 5.50%, 11/23/2027, (5.50% fixed rate until 11/23/2026; 3 mo. EURIBOR + 2.40% thereafter)(1)(5)	741,189
	Barclays PLC
$ 7,295,000	4.84%, 09/10/2028, (4.84% fixed rate until 09/10/2027; 6 mo. USD SOFR + 1.34% thereafter)(5)	7,270,846
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.2% - (continued)
	Commercial Banks - 11.2% - (continued)
$ 5,510,000	4.94%, 09/10/2030, (4.94% fixed rate until 09/10/2029; 6 mo. USD SOFR + 1.56% thereafter)(5)	$5,425,987
14,330,000	5.69%, 03/12/2030, (5.69% fixed rate until 03/12/2029; 6 mo. USD SOFR + 1.74% thereafter)(5)	14,557,552
10,000,000	5.83%, 05/09/2027, (5.83% fixed rate until 05/09/2026; 6 mo. USD SOFR + 2.21% thereafter)(5)	10,114,976
13,425,000	7.39%, 11/02/2028, (7.39% fixed rate until 11/02/2027; 1 yr. USD CMT + 3.30% thereafter)(5)	14,220,948
17,220,000	9.63%, 12/15/2029, (9.63% fixed rate until 12/15/2029; 5 yr. USD ICE Swap + 5.78% thereafter)(5)(6)	19,171,147
	BBVA Bancomer SA
3,030,000	8.13%, 01/08/2039, (8.13% fixed rate until 01/08/2034; 5 yr. USD CMT + 4.21% thereafter)(2)(5)	3,069,460
2,130,000	8.45%, 06/29/2038, (8.45% fixed rate until 06/29/2033; 5 yr. USD CMT + 4.66% thereafter)(2)(5)	2,203,430
	BNP Paribas SA
5,200,000	1.90%, 09/30/2028, (1.90% fixed rate until 09/30/2027; 6 mo. USD SOFR + 1.61% thereafter)(2)(5)	4,792,049
10,705,000	5.79%, 01/13/2033, (5.79% fixed rate until 01/13/2032; 6 mo. USD SOFR + 1.62% thereafter)(2)(5)	10,814,520
7,505,000	5.91%, 11/19/2035, (5.91% fixed rate until 11/19/2034; 6 mo. USD SOFR + 1.92% thereafter)(2)(5)	7,373,081
570,000	7.38%, 09/10/2034, (7.38% fixed rate until 09/10/2034; 5 yr. USD CMT + 3.54% thereafter)(2)(5)(6)	570,824
	BPCE SA
3,100,000	2.05%, 10/19/2027, (2.05% fixed rate until 10/19/2026; 6 mo. USD SOFR + 1.09% thereafter)(2)(5)	2,943,901
5,300,000	5.20%, 01/18/2027(2)	5,339,633
10,415,000	5.88%, 01/14/2031, (5.88% fixed rate until 01/14/2030; 6 mo. USD SOFR + 1.68% thereafter)(2)(5)	10,575,780
9,980,000	6.71%, 10/19/2029, (6.71% fixed rate until 10/19/2028; 6 mo. USD SOFR + 2.27% thereafter)(2)(5)	10,415,030
EUR 900,000	Ceska sporitelna AS 0.50%, 09/13/2028, (0.50% fixed rate until 09/13/2027; 3 mo. EURIBOR + 0.78% thereafter)(1)(5)	867,174
$ 22,105,000	Citibank NA 4.88%, 11/19/2027, (4.88% fixed rate until 11/19/2026; 6 mo. USD SOFR + 0.71% thereafter)(5)	22,156,336
	Citigroup, Inc.
2,450,000	3.07%, 02/24/2028, (3.07% fixed rate until 02/24/2027; 6 mo. USD SOFR + 1.28% thereafter)(5)	2,365,067
17,920,000	4.66%, 05/24/2028, (4.66% fixed rate until 05/24/2027; 6 mo. USD SOFR + 1.89% thereafter)(5)	17,849,909

3

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.2% - (continued)
	Commercial Banks - 11.2% - (continued)
$ 10,630,000	6.17%, 05/25/2034, (6.17% fixed rate until 05/25/2033; 6 mo. USD SOFR + 2.66% thereafter)(5)	$10,833,557
15,000,000	6.75%, 02/15/2030, (6.75% fixed rate until 02/15/2030; 5 yr. USD CMT + 2.57% thereafter)(5)(6)	15,105,759
	Citizens Financial Group, Inc.
12,125,000	5.72%, 07/23/2032, (5.72% fixed rate until 07/23/2031; 6 mo. USD SOFR + 1.91% thereafter)(5)	12,236,064
2,420,000	5.84%, 01/23/2030, (5.84% fixed rate until 01/23/2029; 6 mo. USD SOFR + 2.01% thereafter)(5)	2,462,165
	Credit Agricole SA
5,076,000	1.91%, 06/16/2026, (1.91% fixed rate until 06/16/2025; 6 mo. USD SOFR + 1.68% thereafter)(2)(5)	5,020,954
9,755,000	6.32%, 10/03/2029, (6.32% fixed rate until 10/03/2028; 6 mo. USD SOFR + 1.86% thereafter)(2)(5)	10,137,835
	Danske Bank AS
6,504,000	1.62%, 09/11/2026, (1.62% fixed rate until 09/11/2025; 1 yr. USD CMT + 1.35% thereafter)(2)(5)	6,378,727
4,495,000	5.71%, 03/01/2030, (5.71% fixed rate until 03/01/2029; 1 yr. USD CMT + 1.40% thereafter)(2)(5)	4,582,709
	Deutsche Bank AG
5,000,000	2.13%, 11/24/2026, (2.13% fixed rate until 11/24/2025; 6 mo. USD SOFR + 1.87% thereafter)(5)	4,889,278
22,845,000	2.31%, 11/16/2027, (2.31% fixed rate until 11/16/2026; 6 mo. USD SOFR + 1.22% thereafter)(5)	21,782,801
7,340,000	2.55%, 01/07/2028, (2.55% fixed rate until 01/07/2027; 6 mo. USD SOFR + 1.32% thereafter)(5)	7,005,695
12,784,000	3.55%, 09/18/2031, (3.55% fixed rate until 09/18/2030; 6 mo. USD SOFR + 3.04% thereafter)(5)	11,590,555
8,670,000	5.00%, 09/11/2030, (5.00% fixed rate until 09/11/2029; 6 mo. USD SOFR + 1.70% thereafter)(5)	8,521,624
5,540,000	5.41%, 05/10/2029	5,628,322
6,230,000	6.72%, 01/18/2029, (6.72% fixed rate until 01/18/2028; 6 mo. USD SOFR + 3.18% thereafter)(5)	6,489,744
EUR 1,400,000	Erste & Steiermaerkische Banka DD 4.88%, 01/31/2029, (4.88% fixed rate until 01/31/2028; 3 mo. EURIBOR + 2.20% thereafter)(1)(5)	1,503,420
$ 15,855,000	Fifth Third Bank NA 4.97%, 01/28/2028, (4.97% fixed rate until 01/28/2027; 6 mo. USD SOFR + 0.81% thereafter)(5)	15,939,832
1,325,000	First Abu Dhabi Bank PJSC 6.32%, 04/04/2034, (6.32% fixed rate until 10/04/2028; 5 yr. USD CMT + 1.70% thereafter)(1)(5)	1,355,544
	Freedom Mortgage Corp.
1,239,000	7.63%, 05/01/2026(2)	1,245,548
1,200,000	12.00%, 10/01/2028(2)	1,306,994
300,000	12.25%, 10/01/2030(2)	334,924
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.2% - (continued)
	Commercial Banks - 11.2% - (continued)
	Goldman Sachs Group, Inc.
$ 21,510,000	1.09%, 12/09/2026, (1.09% fixed rate until 12/09/2025; 6 mo. USD SOFR + 0.79% thereafter)(5)	$20,846,971
4,185,000	3.44%, 02/24/2043, (3.44% fixed rate until 02/24/2042; 6 mo. USD SOFR + 1.63% thereafter)(5)	3,146,610
14,867,000	4.02%, 10/31/2038, (4.02% fixed rate until 10/31/2037; 3 mo. USD Term SOFR + 1.63% thereafter)(5)	12,705,404
14,435,000	4.69%, 10/23/2030, (4.69% fixed rate until 10/23/2029; 6 mo. USD SOFR + 1.14% thereafter)(5)	14,184,089
16,440,000	5.05%, 07/23/2030, (5.05% fixed rate until 07/23/2029; 6 mo. USD SOFR + 1.21% thereafter)(5)	16,397,052
8,835,000	5.21%, 01/28/2031, (5.21% fixed rate until 01/28/2030; 6 mo. USD SOFR + 1.08% thereafter)(5)	8,853,338
16,405,000	5.54%, 01/28/2036, (5.54% fixed rate until 01/28/2035; 6 mo. USD SOFR + 1.38% thereafter)(5)	16,392,039
23,270,000	5.56%, 11/19/2045, (5.56% fixed rate until 11/19/2044; 6 mo. USD SOFR + 1.58% thereafter)(5)	22,636,733
9,650,000	5.73%, 01/28/2056, (5.73% fixed rate until 01/28/2055; 6 mo. USD SOFR + 1.70% thereafter)(5)	9,605,191
2,515,000	5.73%, 04/25/2030, (5.73% fixed rate until 04/25/2029; 6 mo. USD SOFR + 1.27% thereafter)(5)	2,569,832
13,785,000	6.48%, 10/24/2029, (6.48% fixed rate until 10/24/2028; 6 mo. USD SOFR + 1.77% thereafter)(5)	14,473,898
	HSBC Holdings PLC
4,780,000	3.97%, 05/22/2030, (3.97% fixed rate until 05/22/2029; 3 mo. USD Term SOFR + 1.87% thereafter)(5)	4,539,128
22,885,000	4.76%, 06/09/2028, (4.76% fixed rate until 06/09/2027; 6 mo. USD SOFR + 2.11% thereafter)(5)	22,780,207
5,500,000	5.13%, 11/19/2028, (5.13% fixed rate until 11/19/2027; 6 mo. USD SOFR + 1.04% thereafter)(5)	5,513,726
5,590,000	5.29%, 11/19/2030, (5.29% fixed rate until 11/19/2029; 6 mo. USD SOFR + 1.29% thereafter)(5)	5,584,586
8,205,000	5.60%, 05/17/2028, (5.60% fixed rate until 05/17/2027; 6 mo. USD SOFR + 1.06% thereafter)(5)	8,308,402
13,590,000	5.73%, 05/17/2032, (5.73% fixed rate until 05/17/2031; 6 mo. USD SOFR + 1.52% thereafter)(5)	13,804,177
5,000,000	5.87%, 11/18/2035, (5.87% fixed rate until 11/18/2034; 6 mo. USD SOFR + 1.90% thereafter)(5)	4,927,825
3,600,000	6.33%, 03/09/2044, (6.33% fixed rate until 03/09/2043; 6 mo. USD SOFR + 2.65% thereafter)(5)	3,811,078
580,000	6.95%, 03/11/2034, (6.95% fixed rate until 03/11/2034; 5 yr. USD CMT + 3.19% thereafter)(5)(6)	580,974

4

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.2% - (continued)
	Commercial Banks - 11.2% - (continued)
$ 14,165,000	8.00%, 03/07/2028, (8.00% fixed rate until 03/07/2028; 5 yr. USD CMT + 3.86% thereafter)(5)(6)	$14,907,713
6,375,000	Huntington Bancshares, Inc. 5.71%, 02/02/2035, (5.71% fixed rate until 02/02/2034; 6 mo. USD SOFR + 1.87% thereafter)(5)	6,380,111
1,490,000	Intesa Sanpaolo SpA 4.95%, 06/01/2042, (4.95% fixed rate until 06/01/2041; 1 yr. USD CMT + 2.75% thereafter)(2)(5)	1,179,563
	JP Morgan Chase & Co.
9,740,000	2.52%, 04/22/2031, (2.52% fixed rate until 04/22/2030; 6 mo. USD SOFR + 2.04% thereafter)(5)	8,616,200
2,725,000	2.96%, 05/13/2031, (2.96% fixed rate until 05/13/2030; 3 mo. USD Term SOFR + 2.52% thereafter)(5)	2,451,439
2,810,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD Term SOFR + 2.46% thereafter)(5)	2,105,665
6,290,000	3.88%, 07/24/2038, (3.88% fixed rate until 07/24/2037; 3 mo. USD Term SOFR + 1.62% thereafter)(5)	5,385,745
12,650,000	4.32%, 04/26/2028, (4.32% fixed rate until 04/26/2027; 6 mo. USD SOFR + 1.56% thereafter)(5)	12,518,127
4,045,000	4.57%, 06/14/2030, (4.57% fixed rate until 06/14/2029; 6 mo. USD SOFR + 1.75% thereafter)(5)	3,980,769
8,550,000	4.60%, 10/22/2030, (4.60% fixed rate until 10/22/2029; 6 mo. USD SOFR + 1.04% thereafter)(5)	8,399,453
13,885,000	5.00%, 07/22/2030, (5.00% fixed rate until 07/22/2029; 6 mo. USD SOFR + 1.13% thereafter)(5)	13,871,404
335,000	5.14%, 01/24/2031, (5.14% fixed rate until 01/24/2030; 6 mo. USD SOFR + 0.90% thereafter)(5)	336,334
8,015,000	5.29%, 07/22/2035, (5.29% fixed rate until 07/22/2034; 6 mo. USD SOFR + 1.46% thereafter)(5)	7,948,813
11,880,000	5.30%, 07/24/2029, (5.30% fixed rate until 07/24/2028; 6 mo. USD SOFR + 1.45% thereafter)(5)	12,033,123
4,385,000	5.34%, 01/23/2035, (5.34% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.62% thereafter)(5)	4,374,621
2,905,000	5.50%, 01/24/2036, (5.50% fixed rate until 01/24/2035; 6 mo. USD SOFR + 1.32% thereafter)(5)	2,922,245
42,785,000	5.53%, 11/29/2045, (5.53% fixed rate until 11/29/2044; 6 mo. USD SOFR + 1.55% thereafter)(5)	42,017,457
3,070,000	6.07%, 10/22/2027, (6.07% fixed rate until 10/22/2026; 6 mo. USD SOFR + 1.33% thereafter)(5)	3,140,007
23,210,000	6.09%, 10/23/2029, (6.09% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.57% thereafter)(5)	24,145,367
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.2% - (continued)
	Commercial Banks - 11.2% - (continued)
$ 10,769,000	6.88%, 06/01/2029, (6.88% fixed rate until 06/01/2029; 5 yr. USD CMT + 2.74% thereafter)(5)(6)	$11,241,414
22,765,000	Lloyds Banking Group PLC 5.72%, 06/05/2030, (5.72% fixed rate until 06/05/2029; 1 yr. USD CMT + 1.07% thereafter)(5)	23,220,350
10,050,000	M&T Bank Corp. 7.41%, 10/30/2029, (7.41% fixed rate until 10/30/2028; 6 mo. USD SOFR + 2.80% thereafter)(5)	10,798,095
10,875,000	Macquarie Group Ltd. 1.63%, 09/23/2027, (1.63% fixed rate until 09/23/2026; 6 mo. USD SOFR + 0.91% thereafter)(2)(5)	10,322,741
	Manufacturers & Traders Trust Co.
10,000,000	4.65%, 01/27/2026	9,996,698
19,430,000	5.40%, 11/21/2025	19,520,040
EUR 2,200,000	mBank SA 0.97%, 09/21/2027, (0.97% fixed rate until 09/21/2026; 3 mo. EURIBOR + 1.25% thereafter)(1)(5)	2,189,597
	Morgan Stanley
$ 8,830,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 6 mo. USD SOFR + 1.03% thereafter)(5)	7,273,976
6,475,000	2.48%, 09/16/2036, (2.48% fixed rate until 09/16/2031; 6 mo. USD SOFR + 1.36% thereafter)(5)	5,322,107
13,925,000	4.46%, 04/22/2039, (4.46% fixed rate until 04/22/2038; 3 mo. USD Term SOFR + 1.69% thereafter)(5)	12,563,131
13,925,000	5.04%, 07/19/2030, (5.04% fixed rate until 07/19/2029; 6 mo. USD SOFR + 1.22% thereafter)(5)	13,902,842
11,625,000	5.17%, 01/16/2030, (5.17% fixed rate until 01/16/2029; 6 mo. USD SOFR + 1.45% thereafter)(5)	11,675,595
4,475,000	5.23%, 01/15/2031, (5.23% fixed rate until 01/15/2030; 6 mo. USD SOFR + 1.11% thereafter)(5)	4,495,874
5,740,000	5.45%, 07/20/2029, (5.45% fixed rate until 07/20/2028; 6 mo. USD SOFR + 1.63% thereafter)(5)	5,827,000
10,115,000	5.52%, 11/19/2055, (5.52% fixed rate until 11/19/2054; 6 mo. USD SOFR + 1.71% thereafter)(5)	9,791,994
5,940,000	5.59%, 01/18/2036, (5.59% fixed rate until 01/18/2035; 6 mo. USD SOFR + 1.42% thereafter)(5)	5,991,706
5,620,000	5.94%, 02/07/2039, (5.94% fixed rate until 02/07/2034; 5 yr. USD CMT + 1.80% thereafter)(5)	5,660,000
10,100,000	5.95%, 01/19/2038, (5.95% fixed rate until 01/19/2033; 5 yr. USD CMT + 2.43% thereafter)(5)	10,195,397
11,610,000	6.41%, 11/01/2029, (6.41% fixed rate until 11/01/2028; 6 mo. USD SOFR + 1.83% thereafter)(5)	12,162,036
5,095,000	NatWest Group PLC 1.64%, 06/14/2027, (1.64% fixed rate until 06/14/2026; 1 yr. USD CMT + 0.90% thereafter)(5)	4,878,441

5

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.2% - (continued)
	Commercial Banks - 11.2% - (continued)
$ 2,832,000	NBK SPC Ltd. 5.50%, 06/06/2030, (5.50% fixed rate until 06/06/2029; 6 mo. USD SOFR + 1.16% thereafter)(2)(5)	$2,856,072
	Nova Ljubljanska Banka DD
EUR 1,600,000	4.50%, 05/29/2030, (4.50% fixed rate until 05/29/2029; 1 yr. EURIBOR ICE Swap + 1.65% thereafter)(1)(5)	1,718,931
1,400,000	6.88%, 01/24/2034, (6.88% fixed rate until 01/24/2029; 5 yr. EURIBOR ICE Swap + 4.23% thereafter)(1)(5)	1,551,960
	OTP Bank Nyrt
1,355,000	4.25%, 10/16/2030, (4.25% fixed rate until 10/16/2029; 3 mo. EURIBOR + 1.95% thereafter)(1)(5)	1,415,096
2,810,000	5.00%, 01/31/2029, (5.00% fixed rate until 01/31/2028; 3 mo. EURIBOR + 2.30% thereafter)(1)(5)	3,016,727
$ 1,290,000	8.75%, 05/15/2033, (8.75% fixed rate until 02/15/2028; 5 yr. USD CMT + 5.06% thereafter)(1)(5)	1,357,797
EUR 2,000,000	OTP Banka DD 4.75%, 04/03/2028, (4.75% fixed rate until 04/03/2027; 3 mo. EURIBOR + 1.90% thereafter)(1)(5)	2,107,595
	PNC Financial Services Group, Inc.
$ 11,005,000	4.81%, 10/21/2032, (4.81% fixed rate until 10/21/2031; 6 mo. USD SOFR + 1.26% thereafter)(5)	10,744,961
13,215,000	5.22%, 01/29/2031, (5.22% fixed rate until 01/29/2030; 6 mo. USD SOFR + 1.07% thereafter)(5)	13,301,564
4,135,000	5.58%, 01/29/2036, (5.58% fixed rate until 01/29/2035; 6 mo. USD SOFR + 1.39% thereafter)(5)	4,155,513
	QNB Finance Ltd.
1,635,000	1.38%, 01/26/2026(1)	1,580,935
200,000	1.63%, 09/22/2025(1)	195,606
15,570,000	Societe Generale SA 1.79%, 06/09/2027, (1.79% fixed rate until 06/09/2026; 1 yr. USD CMT + 1.00% thereafter)(2)(5)	14,869,709
	Standard Chartered PLC
17,000,000	5.69%, 05/14/2028, (5.69% fixed rate until 05/14/2027; 1 yr. USD CMT + 1.05% thereafter)(2)(5)	17,223,894
1,380,000	6.30%, 01/09/2029, (6.30% fixed rate until 01/09/2028; 1 yr. USD CMT + 2.45% thereafter)(1)(5)	1,423,299
250,000	7.02%, 02/08/2030, (7.02% fixed rate until 02/08/2029; 1 yr. USD CMT + 2.20% thereafter)(2)(5)	265,468
3,310,000	7.63%, 01/16/2032, (7.63% fixed rate until 01/16/2032; 5 yr. USD CMT + 3.02% thereafter)(2)(5)(6)	3,316,881
1,355,000	7.88%, 03/08/2030, (7.88% fixed rate until 03/08/2030; 5 yr. USD CMT + 3.57% thereafter)(2)(5)(6)	1,398,161
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.2% - (continued)
	Commercial Banks - 11.2% - (continued)
	State Street Corp.
$ 6,520,000	5.16%, 05/18/2034, (5.16% fixed rate until 05/18/2033; 6 mo. USD SOFR + 1.89% thereafter)(5)	$6,476,941
4,685,000	5.82%, 11/04/2028, (5.82% fixed rate until 11/04/2027; 6 mo. USD SOFR + 1.72% thereafter)(5)	4,822,874
6,245,000	Truist Financial Corp. 5.44%, 01/24/2030, (5.44% fixed rate until 01/24/2029; 6 mo. USD SOFR + 1.62% thereafter)(5)	6,315,549
	UBS Group AG
6,795,000	1.31%, 02/02/2027, (1.31% fixed rate until 02/02/2026; 6 mo. USD SOFR + 0.98% thereafter)(2)(5)	6,559,825
6,780,000	3.09%, 05/14/2032, (3.09% fixed rate until 05/14/2031; 6 mo. USD SOFR + 1.73% thereafter)(2)(5)	5,966,778
5,200,000	4.19%, 04/01/2031, (4.19% fixed rate until 04/01/2030; 6 mo. USD SOFR + 3.73% thereafter)(2)(5)	4,963,584
11,230,000	5.70%, 02/08/2035, (5.70% fixed rate until 02/08/2034; 1 yr. USD CMT + 1.77% thereafter)(2)(5)	11,389,713
3,865,000	6.25%, 09/22/2029, (6.25% fixed rate until 09/22/2028; 1 yr. USD CMT + 1.80% thereafter)(2)(5)	4,019,265
13,460,000	6.44%, 08/11/2028, (6.44% fixed rate until 08/11/2027; 6 mo. USD SOFR + 3.70% thereafter)(2)(5)	13,908,467
580,000	6.85%, 09/10/2029, (6.85% fixed rate until 09/10/2029; 5 yr. USD ICE Swap + 3.63% thereafter)(2)(5)(6)	581,297
7,010,000	9.25%, 11/13/2033, (9.25% fixed rate until 11/13/2033; 5 yr. USD CMT + 4.76% thereafter)(2)(5)(6)	8,096,634
6,815,000	UniCredit SpA 1.98%, 06/03/2027, (1.98% fixed rate until 06/03/2026; 1 yr. USD CMT + 1.20% thereafter)(2)(5)	6,547,574
	Wells Fargo & Co.
23,325,000	3.07%, 04/30/2041, (3.07% fixed rate until 04/30/2040; 6 mo. USD SOFR + 2.53% thereafter)(5)	17,170,670
13,345,000	3.53%, 03/24/2028, (3.53% fixed rate until 03/24/2027; 6 mo. USD SOFR + 1.51% thereafter)(5)	12,976,278
7,500,000	3.58%, 05/22/2028, (3.58% fixed rate until 05/22/2027; 3 mo. USD Term SOFR + 1.57% thereafter)(5)	7,286,475
2,575,000	4.61%, 04/25/2053, (4.61% fixed rate until 04/25/2052; 6 mo. USD SOFR + 2.13% thereafter)(5)	2,168,724
2,280,000	4.75%, 12/07/2046	1,949,639
3,026,000	4.90%, 11/17/2045	2,650,419
3,000,000	5.01%, 04/04/2051, (5.01% fixed rate until 04/04/2050; 3 mo. USD Term SOFR + 4.50% thereafter)(5)	2,692,756
12,165,000	5.20%, 01/23/2030, (5.20% fixed rate until 01/22/2029; 6 mo. USD SOFR + 1.50% thereafter)(5)	12,237,488

6

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.2% - (continued)
	Commercial Banks - 11.2% - (continued)
$ 8,605,000	5.21%, 12/03/2035, (5.21% fixed rate until 12/03/2034; 6 mo. USD SOFR + 1.38% thereafter)(5)	$8,418,242
5,965,000	5.24%, 01/24/2031, (5.24% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.11% thereafter)(5)	5,995,326
6,805,000	5.56%, 07/25/2034, (5.56% fixed rate until 07/25/2033; 6 mo. USD SOFR + 1.99% thereafter)(5)	6,826,469
10,785,000	5.57%, 07/25/2029, (5.57% fixed rate until 07/25/2028; 6 mo. USD SOFR + 1.74% thereafter)(5)	10,988,217
4,408,000	5.61%, 01/15/2044	4,250,774
8,525,000	6.30%, 10/23/2029, (6.30% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.79% thereafter)(5)	8,900,123
6,180,000	6.49%, 10/23/2034, (6.49% fixed rate until 10/23/2033; 6 mo. USD SOFR + 2.06% thereafter)(5)	6,588,275
		1,363,172,325
	Commercial Services - 0.5%
	Adani Ports & Special Economic Zone Ltd.
2,025,000	3.10%, 02/02/2031(1)	1,596,629
1,734,000	3.83%, 02/02/2032(1)	1,391,882
645,000	4.20%, 08/04/2027(1)	601,309
1,220,000	4.38%, 07/03/2029(1)	1,082,483
620,000	ADT Security Corp. 4.13%, 08/01/2029(2)	582,538
5,620,000	Allied Universal Holdco LLC 7.88%, 02/15/2031(2)	5,762,147
950,000	Allied Universal Holdco LLC/Allied Universal Finance Corp. 9.75%, 07/15/2027(2)	955,986
GBP 1,525,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.88%, 06/01/2028(1)	1,775,288
	Ashtead Capital, Inc.
$ 5,595,000	1.50%, 08/12/2026(2)	5,306,488
320,000	2.45%, 08/12/2031(2)	268,835
5,950,000	5.50%, 08/11/2032(2)	5,900,850
4,750,000	5.55%, 05/30/2033(2)	4,690,249
4,660,000	5.80%, 04/15/2034(2)	4,678,138
1,705,000	Belron U.K. Finance PLC 5.75%, 10/15/2029(2)	1,689,695
2,815,000	Boost Newco Borrower LLC 7.50%, 01/15/2031(2)	2,946,973
7,350,000	Cornell University 4.84%, 06/15/2034	7,254,011
1,220,000	DP World Salaam 6.00%, 10/01/2025, (6.00% fixed rate until 10/01/2025; 5 yr. USD CMT + 5.75% thereafter)(1)(5)(6)	1,215,699
	Garda World Security Corp.
2,335,000	8.25%, 08/01/2032(2)	2,401,795
2,725,000	8.38%, 11/15/2032(2)	2,813,582
2,790,000	Georgetown University 2.25%, 04/01/2030	2,451,234
	Herc Holdings, Inc.
1,195,000	5.50%, 07/15/2027(2)	1,190,426
785,000	6.63%, 06/15/2029(2)	802,294
1,440,000	Raven Acquisition Holdings LLC 6.88%, 11/15/2031(2)	1,436,670
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.2% - (continued)
	Commercial Services - 0.5% - (continued)
$ 284,000	S&P Global, Inc. 2.30%, 08/15/2060	$141,877
	Service Corp. International
3,250,000	3.38%, 08/15/2030	2,884,151
140,000	5.75%, 10/15/2032	137,566
1,495,000	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 6.75%, 08/15/2032(2)	1,535,130
	United Rentals North America, Inc.
390,000	3.75%, 01/15/2032	345,835
1,530,000	3.88%, 02/15/2031	1,393,724
685,000	4.88%, 01/15/2028	675,524
1,548,000	Williams Scotsman, Inc. 4.63%, 08/15/2028(2)	1,520,919
		67,429,927
	Construction Materials - 0.2%
	Builders FirstSource, Inc.
10,000	4.25%, 02/01/2032(2)	9,017
5,075,000	5.00%, 03/01/2030(2)	4,859,743
548,000	Cemex SAB de CV 9.13%, 03/14/2028, (9.13% fixed rate until 03/14/2028; 5 yr. USD CMT + 5.16% thereafter)(2)(5)(6)	566,834
550,000	CP Atlas Buyer, Inc. 7.00%, 12/01/2028(2)	489,499
2,740,000	Emerald Borrower LP/Emerald Co.-Issuer, Inc. 6.63%, 12/15/2030(2)	2,771,458
	Quikrete Holdings, Inc.
975,000	6.38%, 03/01/2032(2)	975,000
470,000	6.75%, 03/01/2033(2)	470,000
	Sisecam U.K. PLC
1,850,000	8.63%, 05/02/2032(2)	1,863,912
685,000	8.63%, 05/02/2032(1)	689,545
1,250,000	Standard Building Solutions, Inc. 6.50%, 08/15/2032(2)	1,262,404
	Standard Industries, Inc.
1,555,000	4.38%, 07/15/2030(2)	1,444,174
700,000	4.75%, 01/15/2028(2)	681,034
	Trane Technologies Financing Ltd.
6,006,000	4.50%, 03/21/2049	5,154,962
7,270,000	5.25%, 03/03/2033	7,314,077
		28,551,659
	Distribution/Wholesale - 0.0%
1,925,000	Telecommunications Co. Telekom Srbija AD Belgrade 7.00%, 10/28/2029(2)	1,909,889
3,350,000	Windsor Holdings III LLC 8.50%, 06/15/2030(2)	3,543,419
		5,453,308
	Diversified Financial Services - 1.9%
2,410,000	AGFC Capital Trust I 6.31%, 01/15/2067, 3 mo. USD Term SOFR + 2.01%(2)(7)	1,699,050
23,390,000	American Express Co. 5.28%, 07/27/2029, (5.28% fixed rate until 07/27/2028; 6 mo. USD SOFR + 1.28% thereafter)(5)	23,711,693
595,000	Avolon Holdings Funding Ltd. 5.15%, 01/15/2030(2)	586,413
2,955,000	BlackRock Funding, Inc. 5.25%, 03/14/2054	2,798,794

7

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.2% - (continued)
	Diversified Financial Services - 1.9% - (continued)
	Capital One Financial Corp.
$ 8,170,000	4.99%, 07/24/2026, (4.99% fixed rate until 07/24/2025; 6 mo. USD SOFR + 2.16% thereafter)(5)	$8,178,007
9,115,000	5.25%, 07/26/2030, (5.25% fixed rate until 07/26/2029; 6 mo. USD SOFR + 2.60% thereafter)(5)	9,140,185
9,015,000	5.46%, 07/26/2030, (5.46% fixed rate until 07/26/2029; 6 mo. USD SOFR + 1.56% thereafter)(5)	9,093,219
8,684,000	5.47%, 02/01/2029, (5.47% fixed rate until 02/01/2028; 6 mo. USD SOFR + 2.08% thereafter)(5)	8,785,361
3,320,000	6.18%, 01/30/2036, (6.18% fixed rate until 01/30/2035; 6 mo. USD SOFR + 2.04% thereafter)(5)	3,334,512
14,700,000	7.62%, 10/30/2031, (7.62% fixed rate until 10/30/2030; 6 mo. USD SOFR + 3.07% thereafter)(5)	16,268,403
15,785,000	Citadel LP 6.00%, 01/23/2030(2)	15,954,670
2,236,000	Credit Acceptance Corp. 9.25%, 12/15/2028(2)	2,382,592
15,675,000	Discover Financial Services 7.96%, 11/02/2034, (7.96% fixed rate until 11/02/2033; 6 mo. USD SOFR + 3.37% thereafter)(5)	17,940,009
395,000	Far East Horizon Ltd. 6.63%, 04/16/2027(1)	399,466
1,740,000	Freedom Mortgage Holdings LLC 9.25%, 02/01/2029(2)	1,816,123
1,300,000	GTLK Europe Capital DAC 4.80%, 02/26/2028(1)(8)(9)	—
1,965,000	Hightower Holding LLC 9.13%, 01/31/2030(2)	2,070,651
	Intercontinental Exchange, Inc.
11,995,000	2.65%, 09/15/2040	8,429,735
3,000,000	4.95%, 06/15/2052	2,694,429
6,000,000	5.20%, 06/15/2062	5,487,826
6,435,000	5.25%, 06/15/2031	6,523,559
2,960,000	Lseg U.S. Fin Corp. 5.30%, 03/28/2034(2)	2,952,803
	LSEGA Financing PLC
5,685,000	2.00%, 04/06/2028(2)	5,212,517
5,795,000	2.50%, 04/06/2031(2)	4,976,881
1,180,000	Macquarie Airfinance Holdings Ltd. 5.15%, 03/17/2030(2)	1,160,766
	Muthoot Finance Ltd.
1,470,000	6.38%, 04/23/2029(2)	1,451,149
1,447,000	7.13%, 02/14/2028(2)	1,473,702
	Nasdaq, Inc.
4,075,000	5.35%, 06/28/2028	4,141,422
20,860,000	5.95%, 08/15/2053	21,049,255
	Nationstar Mortgage Holdings, Inc.
3,560,000	5.13%, 12/15/2030(2)	3,362,980
255,000	5.50%, 08/15/2028(2)	250,347
450,000	6.50%, 08/01/2029(2)	451,031
1,375,000	7.13%, 02/01/2032(2)	1,417,391
	OneMain Finance Corp.
4,070,000	5.38%, 11/15/2029	3,950,506
690,000	7.88%, 03/15/2030	725,860
511,000	9.00%, 01/15/2029	542,780
	PennyMac Financial Services, Inc.
880,000	4.25%, 02/15/2029(2)	823,592
335,000	5.75%, 09/15/2031(2)	320,473
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.2% - (continued)
	Diversified Financial Services - 1.9% - (continued)
$ 2,500,000	7.13%, 11/15/2030(2)	$2,557,910
740,000	7.88%, 12/15/2029(2)	774,804
2,180,000	Planet Financial Group LLC 10.50%, 12/15/2029(2)	2,242,476
EUR 1,025,000	Power Finance Corp. Ltd. 1.84%, 09/21/2028(1)	985,659
	Shriram Finance Ltd.
$ 930,000	4.15%, 07/18/2025(1)	923,841
1,393,000	6.15%, 04/03/2028(2)	1,376,253
1,390,000	6.63%, 04/22/2027(2)	1,398,201
12,785,000	Synchrony Financial 7.25%, 02/02/2033	13,378,449
4,300,000	United Wholesale Mortgage LLC 5.50%, 04/15/2029(2)	4,169,001
		229,364,746
	Electric - 3.7%
3,165,000	AES Andes SA 6.30%, 03/15/2029(2)	3,210,177
11,685,000	AES Corp. 3.30%, 07/15/2025(2)	11,587,604
1,723,768	AES Panama Generation Holdings SRL 4.38%, 05/31/2030(1)	1,507,435
2,088,120	Alfa Desarrollo SpA 4.55%, 09/27/2051(1)	1,545,336
6,586,000	Appalachian Power Co. 4.50%, 03/01/2049	5,265,940
6,167,000	Berkshire Hathaway Energy Co. 6.13%, 04/01/2036	6,476,149
1,273,000	Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.88%, 02/15/2039(2)	1,289,777
EUR 3,745,000	Bulgarian Energy Holding EAD 2.45%, 07/22/2028(1)	3,640,880
$ 12,665,000	CenterPoint Energy, Inc. 5.40%, 06/01/2029	12,809,818
	Clearway Energy Operating LLC
6,220,000	3.75%, 02/15/2031(2)	5,507,547
315,000	3.75%, 01/15/2032(2)	274,297
2,100,000	4.75%, 03/15/2028(2)	2,031,685
5,770,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	5,223,802
	Consolidated Edison Co. of New York, Inc.
3,700,000	4.45%, 03/15/2044	3,145,821
10,000,000	5.50%, 12/01/2039	9,869,841
5,200,000	5.70%, 05/15/2054	5,116,843
	Dominion Energy, Inc.
8,135,000	3.30%, 04/15/2041	5,982,749
4,499,000	4.90%, 08/01/2041	4,007,326
8,138,000	5.38%, 11/15/2032	8,160,099
3,390,000	7.00%, 06/15/2038	3,781,036
	Duke Energy Carolinas LLC
3,270,000	3.75%, 06/01/2045	2,503,569
3,305,000	3.88%, 03/15/2046	2,560,739
3,000,000	5.30%, 02/15/2040	2,940,040
	Duke Energy Corp.
7,240,000	3.30%, 06/15/2041	5,322,105
6,285,000	5.00%, 08/15/2052	5,443,582
12,460,000	5.45%, 06/15/2034	12,417,035
13,900,000	6.45%, 09/01/2054, (6.45% fixed rate until 06/03/2034; 5 yr. USD CMT + 2.59% thereafter)(5)	13,942,687
	Duke Energy Progress LLC
6,845,000	4.20%, 08/15/2045	5,544,280

8

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.2% - (continued)
	Electric - 3.7% - (continued)
$ 2,730,000	4.38%, 03/30/2044	$2,296,833
	Duquesne Light Holdings, Inc.
4,265,000	2.53%, 10/01/2030(2)	3,708,842
7,265,000	2.78%, 01/07/2032(2)	6,080,030
	Edison International
5,910,000	5.25%, 11/15/2028	5,592,592
4,310,000	5.25%, 03/15/2032(3)	3,915,559
500,000	5.38%, 03/15/2026, (5.38% fixed rate until 03/15/2026; 5 yr. USD CMT + 4.70% thereafter)(5)(6)	460,479
2,785,000	6.95%, 11/15/2029	2,780,794
8,645,000	Emera U.S. Finance LP 2.64%, 06/15/2031	7,389,389
815,000	Energo-Pro AS 11.00%, 11/02/2028(2)	878,399
10,000,000	Eversource Energy 5.50%, 01/01/2034	9,941,362
1,570,000	FirstEnergy Pennsylvania Electric Co. 5.15%, 03/30/2026(2)	1,575,584
2,790,000	FirstEnergy Transmission LLC 5.45%, 07/15/2044(2)	2,663,435
4,372,000	Fortis, Inc. 3.06%, 10/04/2026	4,246,314
	GDZ Elektrik Dagitim AS
1,274,000	9.00%, 10/15/2029(2)	1,247,596
470,000	9.00%, 10/15/2029(1)	460,742
4,040,000	Georgia Power Co. 4.30%, 03/15/2043	3,392,712
2,145,000	ITC Holdings Corp. 4.95%, 09/22/2027(2)	2,146,658
	Kallpa Generacion SA
200,000	4.13%, 08/16/2027(1)	194,813
1,885,000	5.88%, 01/30/2032(2)	1,872,936
1,300,000	Lamar Funding Ltd. 3.96%, 05/07/2025(1)	1,295,190
2,598,000	MidAmerican Energy Co. 4.40%, 10/15/2044	2,220,605
5,750,000	National Grid PLC 5.42%, 01/11/2034	5,718,225
	Niagara Energy SAC
1,445,000	5.75%, 10/03/2034(2)	1,391,350
593,000	5.75%, 10/03/2034(1)	570,983
	NRG Energy, Inc.
10,790,000	2.00%, 12/02/2025(2)	10,527,333
7,800,000	2.45%, 12/02/2027(2)	7,258,728
4,305,000	Oglethorpe Power Corp. 5.05%, 10/01/2048	3,800,053
9,970,000	Ohio Edison Co. 5.50%, 01/15/2033(2)	10,045,286
4,075,000	OmGrid Funding Ltd. 5.20%, 05/16/2027(1)	4,021,805
	Pacific Gas & Electric Co.
10,300,000	2.50%, 02/01/2031	8,661,933
8,400,000	3.25%, 06/01/2031	7,338,210
6,110,000	3.50%, 08/01/2050	3,997,331
6,860,000	3.95%, 12/01/2047	4,894,381
3,020,000	4.50%, 07/01/2040	2,497,118
1,089,000	4.55%, 07/01/2030	1,030,787
1,356,000	4.75%, 02/15/2044	1,116,192
30,175,000	4.95%, 07/01/2050	24,840,153
7,490,000	5.25%, 03/01/2052	6,381,374
10,860,000	5.90%, 06/15/2032	10,888,798
7,100,000	6.40%, 06/15/2033	7,313,591
2,480,000	PG&E Corp. 7.38%, 03/15/2055, (7.38% fixed rate until 12/15/2029; 5 yr. USD CMT + 3.88% thereafter)(5)	2,409,567
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.2% - (continued)
	Electric - 3.7% - (continued)
$ 11,370,000	Public Service Co. of Oklahoma 5.20%, 01/15/2035	$11,044,441
	Puget Energy, Inc.
9,894,000	4.10%, 06/15/2030	9,308,810
10,915,000	4.22%, 03/15/2032	9,972,776
6,140,000	Rochester Gas & Electric Corp. 1.85%, 12/01/2030(2)	5,067,471
5,300,000	Sempra 3.80%, 02/01/2038	4,308,382
	Southern California Edison Co.
385,000	2.85%, 08/01/2029	346,130
7,315,000	3.45%, 02/01/2052	4,783,244
4,500,000	3.60%, 02/01/2045	3,165,889
5,255,000	3.65%, 02/01/2050	3,599,945
15,400,000	4.00%, 04/01/2047	11,274,336
1,035,000	4.13%, 03/01/2048	768,574
3,000,000	4.50%, 09/01/2040	2,518,798
2,050,000	5.95%, 02/01/2038	2,027,342
10,785,000	Southern Co. 4.85%, 03/15/2035	10,248,062
910,000	Star Energy Geothermal Darajat II/Star Energy Geothermal Salak 4.85%, 10/14/2038(1)	843,087
1,575,000	Termocandelaria Power SA 7.75%, 09/17/2031(2)	1,593,018
	Virginia Electric & Power Co.
16,349,000	2.95%, 11/15/2051	10,104,092
7,130,000	3.80%, 09/15/2047	5,343,567
2,690,000	5.45%, 04/01/2053	2,542,398
5,140,000	5.70%, 08/15/2053	5,027,397
6,100,000	6.00%, 05/15/2037	6,308,288
	Zorlu Enerji Elektrik Uretim AS
1,308,000	11.00%, 04/23/2030(2)	1,337,687
200,000	11.00%, 04/23/2030(1)	204,629
		451,910,624
	Electronics - 0.4%
11,205,000	Honeywell International, Inc. 4.95%, 09/01/2031	11,237,903
4,015,000	Imola Merger Corp. 4.75%, 05/15/2029(2)	3,829,274
	TD SYNNEX Corp.
16,155,000	1.75%, 08/09/2026	15,409,690
15,430,000	2.38%, 08/09/2028	14,104,059
		44,580,926
	Energy-Alternate Sources - 0.0%
	FS Luxembourg SARL
2,270,000	8.88%, 02/12/2031(2)	2,313,432
400,000	8.88%, 02/12/2031(1)	407,653
1,006,875	Greenko Dutch BV 3.85%, 03/29/2026(1)	979,966
848,000	Vena Energy Capital Pte. Ltd. 3.13%, 02/26/2025(1)	846,961
		4,548,012
	Engineering & Construction - 0.1%
	Aeropuerto Internacional de Tocumen SA
1,117,000	5.13%, 08/11/2061(2)	769,166
835,000	5.13%, 08/11/2061(1)	574,981
	IHS Holding Ltd.
1,805,000	6.25%, 11/29/2028(1)	1,707,416
403,000	6.25%, 11/29/2028(2)	380,920

9

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.2% - (continued)
	Engineering & Construction - 0.1% - (continued)
	Sitios Latinoamerica SAB de CV
$ 1,220,000	5.38%, 04/04/2032(1)	$1,146,055
2,855,000	6.00%, 11/25/2029(2)	2,851,288
		7,429,826
	Entertainment - 0.4%
	Caesars Entertainment, Inc.
2,100,000	4.63%, 10/15/2029(2)(3)	1,982,545
4,985,000	6.00%, 10/15/2032(2)	4,848,209
720,000	6.50%, 02/15/2032(2)	728,966
	Cinemark USA, Inc.
2,395,000	5.25%, 07/15/2028(2)	2,347,619
230,000	7.00%, 08/01/2032(2)	236,318
	Cirsa Finance International SARL
EUR 390,000	6.50%, 03/15/2029(2)	424,097
1,610,000	7.88%, 07/31/2028(2)	1,763,683
$ 2,785,000	Great Canadian Gaming Corp. 8.75%, 11/15/2029(2)	2,890,769
	Resorts World Las Vegas LLC/RWLV Capital, Inc.
400,000	4.63%, 04/16/2029(2)	355,703
800,000	4.63%, 04/06/2031(2)	682,119
4,783,000	Speedway Motorsports LLC/Speedway Funding II, Inc. 4.88%, 11/01/2027(2)	4,647,474
	Warnermedia Holdings, Inc.
620,000	4.05%, 03/15/2029	582,054
8,215,000	5.05%, 03/15/2042	6,611,659
24,290,000	5.14%, 03/15/2052	18,117,501
2,805,000	5.39%, 03/15/2062	2,065,572
	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
630,000	6.25%, 03/15/2033(2)	624,084
4,950,000	7.13%, 02/15/2031(2)	5,175,878
		54,084,250
	Environmental Control - 0.7%
15,000,000	Republic Services, Inc. 5.20%, 11/15/2034	14,948,677
	Reworld Holding Corp.
250,000	4.88%, 12/01/2029(2)	232,816
1,750,000	5.00%, 09/01/2030	1,625,365
29,230,000	Veralto Corp. 5.50%, 09/18/2026	29,575,594
	Waste Management, Inc.
19,240,000	4.95%, 07/03/2031	19,303,613
14,575,000	4.95%, 03/15/2035	14,256,548
		79,942,613
	Food - 0.5%
	B&G Foods, Inc.
2,225,000	5.25%, 09/15/2027	2,111,732
2,640,000	8.00%, 09/15/2028(2)	2,735,755
	Bimbo Bakeries USA, Inc.
415,000	5.38%, 01/09/2036(2)	401,503
855,000	6.05%, 01/15/2029(2)	877,726
560,000	6.05%, 01/15/2029(1)	574,885
555,000	BRF SA 5.75%, 09/21/2050(1)	451,974
1,050,000	Cencosud SA 5.95%, 05/28/2031(2)	1,056,690
	Conagra Brands, Inc.
7,306,000	4.85%, 11/01/2028	7,268,325
4,410,000	5.30%, 11/01/2038	4,152,556
	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
11,560,000	2.50%, 01/15/2027	11,017,131
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.2% - (continued)
	Food - 0.5% - (continued)
$ 3,000,000	7.25%, 11/15/2053	$3,330,627
	Kroger Co.
3,525,000	5.50%, 09/15/2054	3,302,935
6,070,000	5.65%, 09/15/2064	5,686,111
735,000	MARB BondCo PLC 3.95%, 01/29/2031(1)	626,328
	Minerva Luxembourg SA
4,852,000	4.38%, 03/18/2031(1)	4,199,932
1,140,000	8.88%, 09/13/2033(2)	1,200,783
	Performance Food Group, Inc.
2,890,000	5.50%, 10/15/2027(2)	2,874,414
280,000	6.13%, 09/15/2032(2)	280,588
	Post Holdings, Inc.
2,055,000	6.25%, 10/15/2034(2)	2,002,587
2,000,000	6.38%, 03/01/2033(2)	1,969,836
	Tyson Foods, Inc.
1,970,000	5.10%, 09/28/2048	1,747,350
920,000	5.40%, 03/15/2029	931,567
3,350,000	5.70%, 03/15/2034	3,376,314
		62,177,649
	Forest Products & Paper - 0.0%
900,000	LD Celulose International GmbH 7.95%, 01/26/2032(2)	916,200
645,000	Suzano Austria GmbH 3.75%, 01/15/2031	574,191
		1,490,391
	Gas - 0.3%
	Brooklyn Union Gas Co.
11,000,000	3.87%, 03/04/2029(2)	10,468,120
8,520,000	4.87%, 08/05/2032(2)	8,115,708
	NiSource, Inc.
13,000,000	1.70%, 02/15/2031	10,716,974
3,319,000	3.60%, 05/01/2030	3,108,268
		32,409,070
	Hand/Machine Tools - 0.1%
	Regal Rexnord Corp.
2,860,000	6.05%, 02/15/2026	2,884,274
570,000	6.05%, 04/15/2028	581,264
6,580,000	6.30%, 02/15/2030	6,785,808
		10,251,346
	Healthcare - Products - 1.2%
14,000,000	Agilent Technologies, Inc. 4.75%, 09/09/2034	13,357,041
9,665,000	Alcon Finance Corp. 2.60%, 05/27/2030(2)	8,579,299
4,090,000	Avantor Funding, Inc. 4.63%, 07/15/2028(2)	3,954,156
10,000,000	Baxter International, Inc. 3.13%, 12/01/2051	6,266,869
	GE HealthCare Technologies, Inc.
17,000,000	5.86%, 03/15/2030	17,642,083
4,125,000	6.38%, 11/22/2052	4,431,283
	Medline Borrower LP
7,425,000	3.88%, 04/01/2029(2)	6,928,308
1,572,000	5.25%, 10/01/2029(2)	1,523,161
	Smith & Nephew PLC
1,745,000	5.15%, 03/20/2027	1,757,440
4,875,000	5.40%, 03/20/2034	4,860,785
	Solventum Corp.
16,070,000	5.40%, 03/01/2029	16,241,856
19,080,000	5.45%, 02/25/2027	19,315,237

10

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.2% - (continued)
	Healthcare - Products - 1.2% - (continued)
$ 8,900,000	5.60%, 03/23/2034	$8,904,602
26,490,000	Stryker Corp. 4.70%, 02/10/2028	26,492,734
		140,254,854
	Healthcare - Services - 1.2%
	Centene Corp.
27,555,000	2.45%, 07/15/2028	24,950,162
1,355,000	3.00%, 10/15/2030	1,173,243
	CHS/Community Health Systems, Inc.
3,125,000	4.75%, 02/15/2031(2)	2,550,083
425,000	5.25%, 05/15/2030(2)	362,343
40,000	8.00%, 12/15/2027(2)	39,743
6,575,000	CommonSpirit Health 5.21%, 12/01/2031	6,559,820
	Elevance Health, Inc.
7,540,000	4.95%, 11/01/2031	7,442,315
6,875,000	5.70%, 02/15/2055	6,617,956
2,950,000	HCA, Inc. 5.13%, 06/15/2039	2,712,371
5,995,000	Health Care Service Corp. A Mutual Legal Reserve Co. 5.20%, 06/15/2029(2)	6,035,955
16,550,000	Laboratory Corp. of America Holdings 4.55%, 04/01/2032	15,847,081
3,580,000	Orlando Health Obligated Group 5.48%, 10/01/2035	3,623,816
14,305,000	Quest Diagnostics, Inc. 4.63%, 12/15/2029	14,135,904
1,000,000	Star Parent, Inc. 9.00%, 10/01/2030(2)	1,052,303
2,220,000	Surgery Center Holdings, Inc. 7.25%, 04/15/2032(2)	2,214,470
	Sutter Health
3,150,000	1.32%, 08/15/2025	3,094,130
3,645,000	3.16%, 08/15/2040	2,777,824
2,905,000	Tenet Healthcare Corp. 6.13%, 06/15/2030	2,915,460
	UnitedHealth Group, Inc.
3,065,000	2.75%, 05/15/2040	2,166,448
8,350,000	4.50%, 04/15/2033	7,942,495
9,985,000	4.95%, 01/15/2032	9,895,029
5,615,000	5.38%, 04/15/2054	5,255,259
13,965,000	5.50%, 07/15/2044	13,551,664
4,080,000	5.88%, 02/15/2053	4,093,010
4,575,000	5.95%, 02/15/2041	4,698,713
		151,707,597
	Home Builders - 0.1%
	Ashton Woods USA LLC/Ashton Woods Finance Co.
840,000	4.63%, 08/01/2029(2)	777,880
691,000	4.63%, 04/01/2030(2)	636,387
3,119,000	6.63%, 01/15/2028(2)	3,130,125
3,150,000	Century Communities, Inc. 3.88%, 08/15/2029(2)	2,868,930
1,650,000	KB Home 4.80%, 11/15/2029	1,582,381
	M/I Homes, Inc.
2,175,000	3.95%, 02/15/2030	1,994,824
1,325,000	4.95%, 02/01/2028	1,303,772
2,700,000	STL Holding Co. LLC 8.75%, 02/15/2029(2)	2,881,753
	Taylor Morrison Communities, Inc.
430,000	5.13%, 08/01/2030(2)	415,675
2,310,000	5.75%, 01/15/2028(2)	2,314,849
		17,906,576
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.2% - (continued)
	Household Products - 0.2%
	Haleon U.S. Capital LLC
$ 7,545,000	3.38%, 03/24/2029	$7,116,964
2,170,000	3.63%, 03/24/2032	1,972,097
12,110,000	Kenvue, Inc. 5.05%, 03/22/2053	11,206,207
		20,295,268
	Housewares - 0.0%
	Newell Brands, Inc.
1,215,000	6.38%, 05/15/2030	1,230,189
770,000	6.63%, 05/15/2032(3)	777,603
		2,007,792
	Insurance - 1.7%
1,470,000	ACE Capital Trust II 9.70%, 04/01/2030	1,717,147
	Acrisure LLC/Acrisure Finance, Inc.
3,325,000	7.50%, 11/06/2030(2)	3,437,744
2,425,000	8.50%, 06/15/2029(2)	2,541,475
2,750,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 7.38%, 10/01/2032(2)	2,809,946
5,547,000	American International Group, Inc. 4.50%, 07/16/2044	4,771,398
1,005,000	American National Global Funding 5.55%, 01/28/2030(2)	1,009,482
575,000	American National Group, Inc. 5.75%, 10/01/2029	576,089
2,300,000	Aon Global Ltd. 4.25%, 12/12/2042	1,865,352
7,000,000	Aon North America, Inc. 5.30%, 03/01/2031	7,061,685
2,750,000	Ardonagh Finco Ltd. 7.75%, 02/15/2031(2)	2,831,015
3,230,000	Arthur J Gallagher & Co. 5.15%, 02/15/2035	3,143,346
	Athene Global Funding
7,000,000	2.67%, 06/07/2031(2)	5,939,357
14,500,000	2.72%, 01/07/2029(2)	13,212,411
14,850,000	5.62%, 05/08/2026(2)	14,995,037
10,750,000	CNO Global Funding 2.65%, 01/06/2029(2)	9,809,869
6,300,000	Corebridge Financial, Inc. 3.85%, 04/05/2029	6,008,907
8,690,000	Corebridge Global Funding 5.90%, 09/19/2028(2)	8,970,144
	Equitable Financial Life Global Funding
16,470,000	1.70%, 11/12/2026(2)	15,617,883
6,100,000	1.80%, 03/08/2028(2)	5,544,231
7,945,000	Equitable Holdings, Inc. 4.35%, 04/20/2028	7,820,101
600,000	GA Global Funding Trust 5.20%, 12/09/2031(2)	587,087
	HUB International Ltd.
2,000,000	7.25%, 06/15/2030(2)	2,067,958
4,265,000	7.38%, 01/31/2032(2)	4,385,539
8,915,000	Jackson National Life Global Funding 5.55%, 07/02/2027(2)	9,038,248
	Liberty Mutual Group, Inc.
620,000	4.13%, 12/15/2051, (4.13% fixed rate until 09/15/2026; 5 yr. USD CMT + 3.32% thereafter)(2)(5)	593,098
16,415,000	4.30%, 02/01/2061(2)	10,304,157
	Marsh & McLennan Cos., Inc.
6,985,000	4.75%, 03/15/2039	6,442,649
13,720,000	4.85%, 11/15/2031	13,539,974

11

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.2% - (continued)
	Insurance - 1.7% - (continued)
$ 6,815,000	5.00%, 03/15/2035	$6,633,035
4,940,000	Nationwide Mutual Insurance Co. 9.38%, 08/15/2039(2)	6,306,300
12,865,000	Northwestern Mutual Global Funding 5.16%, 05/28/2031(2)	12,941,353
4,255,000	Protective Life Global Funding 5.47%, 12/08/2028(2)	4,335,817
	SBL Holdings, Inc.
1,280,000	5.00%, 02/18/2031(2)	1,154,250
1,200,000	7.20%, 10/30/2034(2)	1,162,396
11,040,000	Willis North America, Inc. 4.65%, 06/15/2027	10,984,135
		210,158,615
	Internet - 0.4%
14,575,000	Amazon.com, Inc. 3.95%, 04/13/2052	11,509,969
EUR 2,775,000	Cerved Group SpA 6.00%, 02/15/2029(1)	2,716,163
$ 160,000	Gen Digital, Inc. 7.13%, 09/30/2030(2)	164,613
	Meta Platforms, Inc.
5,000,000	4.45%, 08/15/2052	4,211,413
8,135,000	4.55%, 08/15/2031	8,035,431
8,040,000	5.40%, 08/15/2054	7,800,459
13,380,000	5.60%, 05/15/2053	13,339,052
	Rakuten Group, Inc.
1,600,000	8.13%, 12/15/2029, (8.13% fixed rate until 12/15/2029; 5 yr. USD CMT + 4.25% thereafter)(2)(5)(6)	1,578,685
1,325,000	9.75%, 04/15/2029(2)	1,447,159
	United Group BV
EUR 1,100,000	6.75%, 02/15/2031(2)	1,193,233
1,475,000	7.27%, 02/15/2031, 3 mo. EURIBOR + 4.25%(2)(10)	1,535,904
		53,532,081
	Investment Company Security - 0.1%
	Abu Dhabi Developmental Holding Co. PJSC
$ 855,000	5.25%, 10/02/2054(2)	783,320
485,000	5.38%, 05/08/2029(2)	491,223
	Ares Capital Corp.
635,000	2.88%, 06/15/2028	587,537
1,780,000	5.80%, 03/08/2032	1,765,409
615,000	Bain Capital Specialty Finance, Inc. 5.95%, 03/15/2030	609,922
1,765,000	Blackstone Private Credit Fund 6.00%, 01/29/2032	1,747,499
5,345,000	JAB Holdings BV 3.75%, 05/28/2051(2)	3,525,112
6,075,000	Sixth Street Lending Partners 6.13%, 07/15/2030(2)	6,109,864
		15,619,886
	Iron/Steel - 0.1%
	ATI, Inc.
2,353,000	4.88%, 10/01/2029	2,250,706
570,000	7.25%, 08/15/2030	590,570
610,000	Cleveland-Cliffs, Inc. 4.63%, 03/01/2029(2)	568,448
	CSN Resources SA
989,000	4.63%, 06/10/2031(1)	773,571
369,000	5.88%, 04/08/2032(2)	304,150
2,841,000	Krakatau Posco PT 6.38%, 06/11/2029(1)	2,844,879
		7,332,324
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.2% - (continued)
	IT Services - 0.8%
$ 2,900,000	Amentum Holdings, Inc. 7.25%, 08/01/2032(2)(11)	$2,940,005
	Apple, Inc.
12,960,000	2.70%, 08/05/2051	8,047,616
6,520,000	3.85%, 08/04/2046	5,261,069
7,280,000	3.95%, 08/08/2052	5,795,302
3,620,000	4.38%, 05/13/2045	3,194,515
6,175,000	Fortress Intermediate 3, Inc. 7.50%, 06/01/2031(2)	6,366,771
10,780,000	Hewlett Packard Enterprise Co. 4.85%, 10/15/2031	10,653,208
	IBM International Capital Pte. Ltd.
11,320,000	4.75%, 02/05/2031	11,219,404
26,050,000	5.25%, 02/05/2044	24,685,902
3,080,000	5.30%, 02/05/2054	2,833,230
3,575,000	Insight Enterprises, Inc. 6.63%, 05/15/2032(2)	3,634,878
4,755,000	International Business Machines Corp. 4.15%, 05/15/2039	4,093,458
5,515,000	McAfee Corp. 7.38%, 02/15/2030(2)	5,433,311
		94,158,669
	Leisure Time - 0.1%
	Carnival Corp.
2,715,000	6.00%, 05/01/2029(2)	2,720,248
745,000	10.50%, 06/01/2030(2)	795,805
	NCL Corp. Ltd.
965,000	5.88%, 02/15/2027(2)	969,427
1,935,000	6.75%, 02/01/2032(2)	1,965,213
300,000	8.13%, 01/15/2029(2)	318,558
	Royal Caribbean Cruises Ltd.
2,500,000	5.50%, 08/31/2026(2)	2,503,073
170,000	5.63%, 09/30/2031(2)	168,739
1,350,000	6.00%, 02/01/2033(2)	1,360,692
	Viking Cruises Ltd.
575,000	5.88%, 09/15/2027(2)	573,930
2,350,000	9.13%, 07/15/2031(2)	2,547,362
		13,923,047
	Lodging - 0.3%
	Fortune Star BVI Ltd.
EUR 885,000	3.95%, 10/02/2026(1)	863,973
$ 200,000	5.00%, 05/18/2026(1)	192,093
1,445,000	5.05%, 01/27/2027(1)	1,343,482
1,450,000	5.95%, 10/19/2025(1)	1,442,227
	Las Vegas Sands Corp.
7,940,000	3.50%, 08/18/2026	7,750,405
620,000	3.90%, 08/08/2029	576,887
	Melco Resorts Finance Ltd.
425,000	5.25%, 04/26/2026(1)	421,287
1,885,000	5.75%, 07/21/2028(1)	1,800,551
10,000,000	Sands China Ltd. 3.25%, 08/08/2031(4)	8,578,290
3,165,000	Station Casinos LLC 6.63%, 03/15/2032(2)	3,183,069
2,729,000	Studio City Finance Ltd. 5.00%, 01/15/2029(1)	2,486,705
1,725,000	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.88%, 05/15/2025(2)	1,724,604

12

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.2% - (continued)
	Lodging - 0.3% - (continued)
$ 1,375,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 05/15/2027(2)	$1,367,100
1,500,000	Wynn Macau Ltd. 5.50%, 01/15/2026(2)	1,495,460
		33,226,133
	Machinery-Diversified - 0.4%
	AGCO Corp.
2,895,000	5.45%, 03/21/2027	2,926,840
1,950,000	5.80%, 03/21/2034	1,957,553
15,910,000	Deere & Co. 5.45%, 01/16/2035	16,225,282
8,060,000	Ingersoll Rand, Inc. 5.70%, 08/14/2033	8,247,323
7,475,000	Otis Worldwide Corp. 5.13%, 11/19/2031	7,486,319
1,400,000	TK Elevator Holdco GmbH 7.63%, 07/15/2028(2)	1,411,488
1,470,000	TK Elevator U.S. Newco, Inc. 5.25%, 07/15/2027(2)	1,453,581
	Westinghouse Air Brake Technologies Corp.
2,205,000	3.20%, 06/15/2025	2,192,150
3,270,000	5.61%, 03/11/2034	3,305,880
		45,206,416
	Media - 1.6%
1,575,000	AMC Networks, Inc. 10.25%, 01/15/2029(2)	1,681,313
	CCO Holdings LLC/CCO Holdings Capital Corp.
9,955,000	4.25%, 02/01/2031(2)	8,831,387
3,150,000	4.25%, 01/15/2034(2)	2,573,456
2,670,000	4.50%, 08/15/2030(2)	2,429,154
925,000	4.75%, 02/01/2032(2)	823,110
1,325,000	5.00%, 02/01/2028(2)	1,289,784
875,000	7.38%, 03/01/2031(2)	895,828
	Charter Communications Operating LLC/Charter Communications Operating Capital
14,685,000	2.25%, 01/15/2029	13,020,987
6,155,000	2.80%, 04/01/2031	5,227,220
10,000,000	3.50%, 03/01/2042	6,832,028
8,860,000	3.85%, 04/01/2061	5,353,008
11,690,000	3.90%, 06/01/2052	7,513,656
2,865,000	4.80%, 03/01/2050	2,156,961
10,990,000	5.38%, 05/01/2047	9,030,843
4,595,000	5.75%, 04/01/2048	3,975,926
8,658,000	6.48%, 10/23/2045	8,237,552
	Comcast Corp.
1,090,000	2.45%, 08/15/2052	589,221
645,000	2.65%, 02/01/2030	580,753
10,000,000	2.94%, 11/01/2056	5,799,294
4,900,000	2.99%, 11/01/2063	2,744,043
6,605,000	3.25%, 11/01/2039	5,014,987
6,640,000	3.40%, 07/15/2046	4,673,927
8,090,000	5.65%, 06/01/2054	7,772,323
	CSC Holdings LLC
4,025,000	5.75%, 01/15/2030(2)	2,336,064
5,470,000	11.75%, 01/31/2029(2)	5,443,125
1,425,000	Directv Financing LLC 8.88%, 02/01/2030(2)	1,409,555
6,110,000	Discovery Communications LLC 3.95%, 06/15/2025	6,085,920
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.2% - (continued)
	Media - 1.6% - (continued)
$ 630,000	Grupo Televisa SAB 6.63%, 01/15/2040	$576,091
	Paramount Global
3,537,000	4.38%, 03/15/2043	2,631,028
29,810,000	4.95%, 01/15/2031	28,238,181
220,000	6.25%, 02/28/2057, (6.25% fixed rate until 02/28/2027; 3 mo. USD SOFR + 3.90% thereafter)(5)	210,316
4,070,000	6.88%, 04/30/2036	4,179,399
2,595,000	Scripps Escrow, Inc. 5.88%, 07/15/2027(2)(11)	2,179,086
	Sirius XM Radio LLC
1,820,000	4.00%, 07/15/2028(2)	1,701,892
900,000	4.13%, 07/01/2030(2)	804,451
3,790,000	Sunrise FinCo I BV 4.88%, 07/15/2031(2)	3,517,385
1,565,000	Time Warner Cable Enterprises LLC 8.38%, 07/15/2033	1,771,373
	Time Warner Cable LLC
5,340,000	5.88%, 11/15/2040	4,834,938
2,825,000	6.75%, 06/15/2039	2,825,660
	Univision Communications, Inc.
1,290,000	4.50%, 05/01/2029(2)	1,174,723
4,050,000	8.50%, 07/31/2031(2)	4,067,852
	Virgin Media Secured Finance PLC
GBP 1,700,000	4.25%, 01/15/2030(1)	1,870,698
$ 2,785,000	4.50%, 08/15/2030(2)	2,469,632
	VTR Comunicaciones SpA
200,000	4.38%, 04/15/2029(1)	173,580
400,000	5.13%, 01/15/2028(1)	370,653
1,555,000	VZ Secured Financing BV 5.00%, 01/15/2032(2)	1,389,377
2,130,000	Ziggo BV 4.88%, 01/15/2030(2)	1,995,279
		189,303,019
	Metal Fabricate/Hardware - 0.0%
	Advanced Drainage Systems, Inc.
949,000	5.00%, 09/30/2027(2)	936,154
2,051,000	6.38%, 06/15/2030(2)	2,070,064
		3,006,218
	Mining - 1.2%
	Anglo American Capital PLC
20,570,000	3.88%, 03/16/2029(2)	19,641,333
1,001,000	4.88%, 05/14/2025(2)	999,958
8,630,000	5.63%, 04/01/2030(2)	8,759,935
13,580,000	5.75%, 04/05/2034(2)	13,682,035
935,000	AngloGold Ashanti Holdings PLC 3.75%, 10/01/2030	844,844
	Constellium SE
680,000	3.75%, 04/15/2029(2)	619,904
1,216,000	5.63%, 06/15/2028(2)	1,192,946
	FMG Resources August 2006 Pty. Ltd.
1,595,000	4.38%, 04/01/2031(2)	1,455,332
1,050,000	4.50%, 09/15/2027(2)	1,023,424
14,885,000	5.88%, 04/15/2030(2)	14,715,688
	Freeport Indonesia PT
428,000	5.32%, 04/14/2032(1)	421,124
420,000	6.20%, 04/14/2052(1)	414,325
	Glencore Funding LLC
900,000	3.38%, 09/23/2051(2)	590,338
11,720,000	5.40%, 05/08/2028(2)	11,864,684
14,035,000	5.63%, 04/04/2034(2)	14,048,657
3,610,000	5.89%, 04/04/2054(2)	3,527,157

13

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.2% - (continued)
	Mining - 1.2% - (continued)
$ 16,575,000	6.13%, 10/06/2028(2)	$17,172,215
11,910,000	6.38%, 10/06/2030(2)	12,546,184
2,260,000	Ivanhoe Mines Ltd. 7.88%, 01/23/2030(2)	2,271,300
	Navoi Mining & Metallurgical Combinat
1,240,000	6.70%, 10/17/2028(2)	1,243,384
1,015,000	6.95%, 10/17/2031(2)	1,007,234
2,955,000	Novelis Corp. 4.75%, 01/30/2030(2)	2,776,491
	Stillwater Mining Co.
3,570,000	4.50%, 11/16/2029(1)	3,007,729
1,390,000	4.50%, 11/16/2029(2)	1,171,076
	Vedanta Resources Finance II PLC
610,000	9.85%, 04/24/2033(2)	615,598
1,925,000	11.25%, 12/03/2031(2)	2,047,640
	WE Soda Investments Holding PLC
1,030,000	9.38%, 02/14/2031(2)	1,057,321
2,335,000	9.50%, 10/06/2028(2)	2,406,190
		141,124,046
	Office/Business Equipment - 0.1%
	CDW LLC/CDW Finance Corp.
5,064,000	3.25%, 02/15/2029	4,704,182
12,485,000	3.28%, 12/01/2028	11,671,387
		16,375,569
	Oil & Gas - 2.2%
1,300,000	Adnoc Murban Rsc Ltd. 5.13%, 09/11/2054(2)	1,179,771
	Aker BP ASA
4,055,000	5.13%, 10/01/2034(2)	3,810,598
2,140,000	6.00%, 06/13/2033(2)	2,155,175
1,460,000	Apache Corp. 4.75%, 04/15/2043	1,144,866
2,295,000	Azule Energy Finance PLC 8.13%, 01/23/2030(2)	2,317,950
	BP Capital Markets America, Inc.
7,750,000	2.94%, 06/04/2051	4,812,250
7,125,000	3.06%, 06/17/2041	5,160,266
17,130,000	3.38%, 02/08/2061	10,898,337
	ConocoPhillips Co.
5,325,000	3.80%, 03/15/2052	3,872,185
8,195,000	4.70%, 01/15/2030	8,126,647
5,795,000	5.55%, 03/15/2054	5,527,703
3,330,000	5.65%, 01/15/2065	3,143,190
	Coterra Energy, Inc.
7,200,000	5.40%, 02/15/2035	6,999,276
2,950,000	5.90%, 02/15/2055	2,783,907
4,145,000	Diamond Foreign Asset Co./Diamond Finance LLC 8.50%, 10/01/2030(2)	4,320,379
12,629,000	Diamondback Energy, Inc. 6.25%, 03/15/2053	12,627,281
	Ecopetrol SA
4,082,000	4.63%, 11/02/2031	3,410,472
845,000	5.88%, 05/28/2045	595,994
2,215,000	7.75%, 02/01/2032	2,176,487
5,335,000	8.38%, 01/19/2036	5,170,533
12,280,000	8.88%, 01/13/2033	12,656,935
1,805,000	Empresa Nacional del Petroleo 5.25%, 11/06/2029(1)	1,785,126
610,000	Energean Israel Finance Ltd. 5.88%, 03/30/2031(1)	560,651
16,940,000	Eni SpA 5.50%, 05/15/2034(2)	16,799,903
7,570,000	EOG Resources, Inc. 5.65%, 12/01/2054	7,352,140
3,365,000	Equinor ASA 3.63%, 04/06/2040	2,735,658
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.2% - (continued)
	Oil & Gas - 2.2% - (continued)
	Hess Corp.
$ 3,733,000	7.13%, 03/15/2033	$4,141,873
11,627,000	7.30%, 08/15/2031	12,952,838
1,185,000	Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 02/01/2029(2)	1,151,746
435,000	Leviathan Bond Ltd. 6.75%, 06/30/2030(1)	424,125
	Matador Resources Co.
175,000	6.25%, 04/15/2033(2)	172,445
1,005,000	6.50%, 04/15/2032(2)	1,007,493
2,200,000	6.88%, 04/15/2028(2)	2,240,610
2,080,000	Nabors Industries, Inc. 9.13%, 01/31/2030(2)	2,159,040
4,265,000	Noble Finance II LLC 8.00%, 04/15/2030(2)	4,339,411
1,725,000	Northern Oil & Gas, Inc. 8.75%, 06/15/2031(2)	1,808,804
	Patterson-UTI Energy, Inc.
605,000	5.15%, 11/15/2029	592,843
15,150,000	7.15%, 10/01/2033	15,857,824
	Permian Resources Operating LLC
1,020,000	6.25%, 02/01/2033(2)	1,022,467
2,530,000	8.00%, 04/15/2027(2)	2,588,997
435,000	Petroleos de Venezuela SA 6.00%, 05/16/2024(1)(8)	52,200
7,965,000	Phillips 66 Co. 5.25%, 06/15/2031	8,006,561
1,320,000	Pluspetrol Camisea SA/Pluspetrol Lote 56 SA 6.24%, 07/03/2036(2)	1,328,701
1,070,000	Range Resources Corp. 4.75%, 02/15/2030(2)	1,017,624
	Saudi Arabian Oil Co.
4,715,000	5.75%, 07/17/2054(2)	4,408,525
2,930,000	5.88%, 07/17/2064(1)	2,725,208
780,000	5.88%, 07/17/2064(2)	725,455
4,199,000	Shell Finance U.S., Inc. 4.00%, 05/10/2046	3,319,004
	Shell International Finance BV
8,000,000	2.88%, 11/26/2041	5,639,454
11,925,000	3.00%, 11/26/2051	7,547,879
	SM Energy Co.
3,075,000	6.50%, 07/15/2028	3,078,376
1,505,000	6.75%, 08/01/2029(2)	1,505,598
1,170,000	7.00%, 08/01/2032(2)	1,168,313
1,205,000	State Oil Co. of the Azerbaijan Republic 6.95%, 03/18/2030(1)	1,247,817
3,735,000	Suncor Energy, Inc. 4.00%, 11/15/2047	2,767,548
	Sunoco LP
1,045,000	7.00%, 05/01/2029(2)	1,080,117
1,840,000	7.25%, 05/01/2032(2)	1,919,830
	Talos Production, Inc.
825,000	9.00%, 02/01/2029(2)	857,957
2,700,000	9.38%, 02/01/2031(2)	2,805,451
	Thaioil Treasury Center Co. Ltd.
475,000	3.50%, 10/17/2049(1)	290,878
400,000	3.75%, 06/18/2050(1)	256,500
2,252,000	5.38%, 11/20/2048(1)	1,864,760
	TotalEnergies Capital SA
4,870,000	4.72%, 09/10/2034	4,687,847
6,225,000	5.28%, 09/10/2054	5,766,315
4,005,000	5.49%, 04/05/2054	3,809,432
4,235,000	5.64%, 04/05/2064	4,028,341
	Transocean, Inc.
1,575,000	8.50%, 05/15/2031(2)	1,585,781

14

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.2% - (continued)
	Oil & Gas - 2.2% - (continued)
$ 3,846,250	8.75%, 02/15/2030(2)	$4,011,508
	Vital Energy, Inc.
425,000	7.75%, 07/31/2029(2)	426,521
210,000	7.88%, 04/15/2032(2)	207,120
2,675,000	9.75%, 10/15/2030	2,842,974
	YPF SA
1,515,000	6.95%, 07/21/2027(1)	1,525,463
2,086,000	8.25%, 01/17/2034(2)	2,096,430
		267,185,684
	Oil & Gas Services - 0.1%
3,722,000	Enerflex Ltd. 9.00%, 10/15/2027(2)	3,863,618
3,160,000	USA Compression Partners LP/USA Compression Finance Corp. 7.13%, 03/15/2029(2)	3,233,716
5,500,000	Weatherford International Ltd. 8.63%, 04/30/2030(2)	5,704,100
		12,801,434
	Packaging & Containers - 0.3%
	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2,840,000	4.13%, 08/15/2026(2)(3)	2,499,200
3,135,000	5.25%, 08/15/2027(2)(3)	1,733,108
	Clydesdale Acquisition Holdings, Inc.
1,520,000	6.63%, 04/15/2029(2)	1,534,808
1,900,000	8.75%, 04/15/2030(2)	1,938,192
	Graphic Packaging International LLC
105,000	3.50%, 03/01/2029(2)	96,922
1,335,000	3.75%, 02/01/2030(2)	1,219,615
2,575,000	6.38%, 07/15/2032(2)	2,597,817
255,000	Klabin Austria GmbH 3.20%, 01/12/2031(2)	217,501
3,495,000	LABL, Inc. 8.63%, 10/01/2031(2)	3,149,224
	Mauser Packaging Solutions Holding Co.
1,715,000	7.88%, 04/15/2027(2)	1,747,516
2,225,000	9.25%, 04/15/2027(2)	2,266,743
	Owens-Brockway Glass Container, Inc.
2,620,000	7.25%, 05/15/2031(2)	2,553,845
1,630,000	7.38%, 06/01/2032(2)	1,565,587
1,607,000	SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.75%, 08/02/2028(1)(4)	1,466,388
16,225,000	Sealed Air Corp. 1.57%, 10/15/2026(2)	15,324,517
		39,910,983
	Pharmaceuticals - 1.7%
	AbbVie, Inc.
4,630,000	4.05%, 11/21/2039	3,975,497
7,590,000	4.45%, 05/14/2046	6,517,760
19,525,000	Astrazeneca Finance LLC 4.90%, 02/26/2031	19,542,976
5,000,000	AstraZeneca PLC 4.00%, 09/18/2042	4,163,532
1,220,000	Bayer U.S. Finance II LLC 4.38%, 12/15/2028(2)	1,178,885
31,415,000	Becton Dickinson & Co. 4.69%, 02/13/2028	31,370,132
	Bristol-Myers Squibb Co.
10,365,000	3.55%, 03/15/2042	8,064,167
4,655,000	4.25%, 10/26/2049	3,776,093
2,410,000	5.55%, 02/22/2054	2,339,498
2,310,000	6.25%, 11/15/2053	2,452,383
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.2% - (continued)
	Pharmaceuticals - 1.7% - (continued)
	Cardinal Health, Inc.
$ 10,210,000	5.00%, 11/15/2029	$10,194,448
13,200,000	5.13%, 02/15/2029	13,281,758
5,500,000	5.35%, 11/15/2034	5,437,485
	CVS Health Corp.
715,000	1.75%, 08/21/2030	592,118
3,340,000	1.88%, 02/28/2031	2,724,094
10,850,000	2.13%, 09/15/2031	8,816,848
350,000	3.25%, 08/15/2029	321,709
2,205,000	3.75%, 04/01/2030	2,047,327
8,115,000	4.78%, 03/25/2038	7,127,818
2,810,000	6.05%, 06/01/2054	2,676,159
12,520,000	7.00%, 03/10/2055, (7.00% fixed rate until 12/10/2029; 5 yr. USD CMT + 2.89% thereafter)(3)(5)	12,645,983
	CVS Pass-Through Trust
5,561	6.04%, 12/10/2028	5,611
14,949	6.94%, 01/10/2030	15,248
	Eli Lilly & Co.
5,635,000	4.60%, 08/14/2034	5,424,631
5,670,000	4.70%, 02/09/2034	5,504,433
	Pfizer Investment Enterprises Pte. Ltd.
7,965,000	5.11%, 05/19/2043	7,527,342
5,955,000	5.34%, 05/19/2063	5,456,758
11,000,000	Takeda Pharmaceutical Co. Ltd. 5.30%, 07/05/2034	10,961,921
EUR 1,545,000	Teva Pharmaceutical Finance Netherlands II BV 7.88%, 09/15/2031	1,945,459
	Teva Pharmaceutical Finance Netherlands III BV
$ 11,597,000	3.15%, 10/01/2026	11,237,267
8,925,000	4.75%, 05/09/2027	8,782,043
1,325,000	Viatris, Inc. 2.70%, 06/22/2030	1,154,180
		207,261,563
	Pipelines - 1.6%
2,731,000	AL Candelaria -spain- SA 5.75%, 06/15/2033(1)	2,284,471
	Antero Midstream Partners LP/Antero Midstream Finance Corp.
2,750,000	5.75%, 01/15/2028(2)	2,740,395
1,400,000	6.63%, 02/01/2032(2)	1,429,977
1,930,000	Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.25%, 07/15/2032(2)	2,019,583
	Buckeye Partners LP
822,000	3.95%, 12/01/2026	799,233
910,000	4.13%, 12/01/2027	874,860
3,530,000	4.50%, 03/01/2028(2)	3,399,159
1,744,000	5.60%, 10/15/2044	1,453,622
335,000	6.75%, 02/01/2030(2)	340,792
1,610,000	6.88%, 07/01/2029(2)	1,648,260
	Columbia Pipelines Holding Co. LLC
5,130,000	5.10%, 10/01/2031(2)	5,037,402
5,725,000	5.68%, 01/15/2034(2)	5,660,359
	Columbia Pipelines Operating Co. LLC
5,205,000	5.93%, 08/15/2030(2)	5,370,680
4,037,000	6.54%, 11/15/2053(2)	4,230,730
3,385,000	DT Midstream, Inc. 4.13%, 06/15/2029(2)	3,200,233

15

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.2% - (continued)
	Pipelines - 1.6% - (continued)
	EIG Pearl Holdings SARL
$ 11,164,000	3.55%, 08/31/2036(2)	$9,695,990
970,000	3.55%, 08/31/2036(1)	842,450
	Enbridge, Inc.
15,980,000	5.70%, 03/08/2033	16,189,877
1,175,000	5.75%, 07/15/2080, (5.75% fixed rate until 04/15/2030; 5 yr. USD CMT + 5.31% thereafter)(5)	1,143,940
	Energy Transfer LP
2,675,000	2.90%, 05/15/2025	2,659,760
2,395,000	5.25%, 07/01/2029	2,406,834
3,853,000	5.30%, 04/15/2047	3,407,627
2,545,000	6.00%, 06/15/2048	2,466,164
4,245,000	6.10%, 12/01/2028	4,401,169
15,110,000	6.40%, 12/01/2030	15,949,784
6,910,000	8.00%, 05/15/2054, (8.00% fixed rate until 02/15/2029; 5 yr. USD CMT + 4.02% thereafter)(5)	7,292,855
	EQM Midstream Partners LP
625,000	4.75%, 01/15/2031(2)	595,058
190,000	7.50%, 06/01/2030(2)	204,659
	Galaxy Pipeline Assets Bidco Ltd.
10,867,160	2.16%, 03/31/2034(2)	9,437,219
1,900,882	2.16%, 03/31/2034(1)	1,652,736
915,000	2.63%, 03/31/2036(2)	755,297
	Greensaif Pipelines Bidco SARL
3,780,000	5.85%, 02/23/2036(2)	3,759,709
8,088,000	6.10%, 08/23/2042(2)	7,949,420
5,390,000	6.13%, 02/23/2038(2)	5,449,988
530,000	6.13%, 02/23/2038(1)	534,535
6,800,000	Hess Midstream Operations LP 6.50%, 06/01/2029(2)	6,937,510
1,992,000	ONEOK Partners LP 6.13%, 02/01/2041	1,988,703
	ONEOK, Inc.
6,225,000	4.75%, 10/15/2031	6,022,743
6,585,000	4.85%, 02/01/2049	5,416,764
7,455,000	5.05%, 11/01/2034	7,122,666
7,145,000	5.70%, 11/01/2054	6,637,477
6,474,000	6.35%, 01/15/2031	6,804,008
1,285,000	7.15%, 01/15/2051	1,389,793
	Targa Resources Corp.
4,352,000	6.25%, 07/01/2052	4,367,110
3,188,000	6.50%, 02/15/2053	3,323,574
605,000	Transcanada Trust 5.60%, 03/07/2082, (5.60% fixed rate until 12/07/2031; 5 yr. USD CMT + 3.99% thereafter)(5)	574,774
	Whistler Pipeline LLC
1,145,000	5.40%, 09/30/2029(2)	1,143,733
8,878,000	5.70%, 09/30/2031(2)	8,892,495
		197,906,177
	Real Estate - 0.1%
GBP 2,950,000	Canary Wharf Group Investment Holdings PLC 3.38%, 04/23/2028(1)	3,284,120
	Country Garden Holdings Co. Ltd.
$ 200,000	4.20%, 02/06/2026(1)(8)	19,995
200,000	5.40%, 05/27/2025(1)(8)	19,000
860,000	5.63%, 01/14/2030(1)(8)	85,377
235,000	Elect Global Investments Ltd. 4.10%, 06/03/2025, (4.10% fixed rate until 06/03/2025; 5 yr. USD CMT + 2.89% thereafter)(1)(5)(6)	222,324
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.2% - (continued)
	Real Estate - 0.1% - (continued)
$ 3,109,000	Fuqing Investment Management Ltd. 3.25%, 06/23/2025(1)	$3,017,301
470,000	GLP Pte. Ltd. 3.88%, 06/04/2025(1)	450,126
1,190,000	Pingan Real Estate Capital Ltd. 3.45%, 07/29/2026(1)	1,083,770
		8,182,013
	Real Estate Investment Trusts - 1.8%
	American Tower Corp.
5,000,000	3.65%, 03/15/2027	4,885,340
8,450,000	5.25%, 07/15/2028	8,534,343
12,670,000	American Tower Trust I 5.49%, 03/15/2053(2)	12,806,242
	Brandywine Operating Partnership LP
1,015,000	4.55%, 10/01/2029	922,525
105,000	8.30%, 03/15/2028(4)	110,482
500,000	8.88%, 04/12/2029	534,169
14,080,000	Brixmor Operating Partnership LP 4.13%, 05/15/2029	13,545,896
	Cousins Properties LP
8,040,000	5.38%, 02/15/2032	7,924,207
3,000,000	5.88%, 10/01/2034	3,015,232
	Crown Castle, Inc.
30,455,000	2.90%, 03/15/2027	29,303,596
6,725,000	3.65%, 09/01/2027	6,526,840
6,557,000	4.15%, 07/01/2050	5,031,296
4,805,000	4.90%, 09/01/2029	4,776,250
10,140,000	5.60%, 06/01/2029	10,349,304
	Equinix, Inc.
9,900,000	2.15%, 07/15/2030	8,542,116
12,240,000	3.20%, 11/18/2029	11,292,665
	GLP Capital LP/GLP Financing II, Inc.
5,990,000	3.25%, 01/15/2032	5,141,723
690,000	4.00%, 01/15/2030	645,828
6,715,000	4.00%, 01/15/2031	6,183,708
4,750,000	5.30%, 01/15/2029	4,724,598
4,253,000	5.75%, 06/01/2028	4,303,151
5,850,000	Healthpeak OP LLC 5.25%, 12/15/2032	5,821,769
	Hudson Pacific Properties LP
2,285,000	4.65%, 04/01/2029	1,835,744
595,000	5.95%, 02/15/2028	536,032
	Iron Mountain, Inc.
1,050,000	5.25%, 07/15/2030(2)	1,009,823
370,000	6.25%, 01/15/2033(2)	370,651
3,125,000	7.00%, 02/15/2029(2)	3,214,153
2,925,000	Pebblebrook Hotel LP/PEB Finance Corp. 6.38%, 10/15/2029(2)	2,920,853
5,520,000	Realty Income Corp. 4.85%, 03/15/2030	5,494,921
	RHP Hotel Properties LP/RHP Finance Corp.
345,000	6.50%, 04/01/2032(2)	347,624
3,345,000	7.25%, 07/15/2028(2)	3,468,280
	Simon Property Group LP
3,885,000	3.25%, 09/13/2049	2,609,724
19,120,000	4.75%, 09/26/2034	18,104,402
	Trust Fibra Uno
1,930,000	4.87%, 01/15/2030(2)	1,773,889
1,140,000	4.87%, 01/15/2030(1)	1,047,790
2,445,000	7.38%, 02/13/2034(2)	2,400,823
5,605,000	UDR, Inc. 2.10%, 08/01/2032	4,468,227
15,360,000	Welltower OP LLC 2.75%, 01/15/2032	13,127,500
		217,651,716

16

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.2% - (continued)
	Retail - 0.8%
	1011778 BC ULC/New Red Finance, Inc.
$ 1,805,000	3.50%, 02/15/2029(2)	$1,667,049
1,755,000	3.88%, 01/15/2028(2)	1,674,903
2,020,000	4.38%, 01/15/2028(2)	1,942,728
1,765,000	Arcos Dorados BV 6.38%, 01/29/2032(2)	1,767,471
	Asbury Automotive Group, Inc.
1,694,000	4.63%, 11/15/2029(2)	1,609,799
236,000	4.75%, 03/01/2030	224,072
1,445,000	5.00%, 02/15/2032(2)	1,352,023
	AutoZone, Inc.
10,000,000	4.75%, 02/01/2033	9,616,609
16,565,000	5.40%, 07/15/2034	16,524,230
2,335,000	6.25%, 11/01/2028	2,443,830
3,265,000	Cougar JV Subsidiary LLC 8.00%, 05/15/2032(2)	3,416,258
1,575,000	FirstCash, Inc. 4.63%, 09/01/2028(2)	1,505,991
7,028,000	LBM Acquisition LLC 6.25%, 01/15/2029(2)	6,496,591
5,955,000	Lowe's Cos., Inc. 2.80%, 09/15/2041	4,107,667
	McDonald's Corp.
4,073,000	3.63%, 09/01/2049	2,956,615
3,615,000	4.60%, 05/26/2045	3,145,921
5,000,000	6.30%, 10/15/2037	5,405,164
1,325,000	Michaels Cos., Inc. 5.25%, 05/01/2028(2)	1,030,380
9,570,000	O'Reilly Automotive, Inc. 5.00%, 08/19/2034	9,273,417
	PetSmart, Inc./PetSmart Finance Corp.
2,055,000	4.75%, 02/15/2028(2)	1,969,540
2,375,000	7.75%, 02/15/2029(2)	2,367,335
2,601,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029(2)	2,660,628
4,175,000	Staples, Inc. 10.75%, 09/01/2029(2)	4,091,683
2,483,000	Victoria's Secret & Co. 4.63%, 07/15/2029(2)	2,281,076
	Walgreens Boots Alliance, Inc.
725,000	3.20%, 04/15/2030	602,105
2,000,000	8.13%, 08/15/2029(3)	2,021,878
	Yum! Brands, Inc.
896,000	4.63%, 01/31/2032	834,247
865,000	4.75%, 01/15/2030(2)	830,419
563,000	5.38%, 04/01/2032	550,602
1,695,000	Zhongsheng Group Holdings Ltd. 5.98%, 01/30/2028(1)	1,679,463
		96,049,694
	Semiconductors - 1.0%
	Broadcom, Inc.
5,685,000	4.35%, 02/15/2030	5,527,963
14,055,000	4.55%, 02/15/2032	13,540,788
15,339,000	4.93%, 05/15/2037(2)	14,498,718
18,065,000	Entegris, Inc. 4.75%, 04/15/2029(2)(11)	17,418,020
	Foundry JV Holdco LLC
580,000	5.88%, 01/25/2034(2)	576,323
1,115,000	5.90%, 01/25/2030(2)	1,140,509
3,025,000	6.15%, 01/25/2032(2)	3,089,215
2,415,000	6.25%, 01/25/2035(2)	2,461,742
	Intel Corp.
3,500,000	2.80%, 08/12/2041	2,229,871
3,000,000	3.05%, 08/12/2051	1,710,205
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.2% - (continued)
	Semiconductors - 1.0% - (continued)
$ 4,955,000	3.25%, 11/15/2049	$2,993,258
7,075,000	5.05%, 08/05/2062	5,538,935
3,815,000	5.60%, 02/21/2054	3,348,485
5,000,000	5.63%, 02/10/2043	4,608,613
4,560,000	Marvell Technology, Inc. 5.75%, 02/15/2029	4,669,589
	Micron Technology, Inc.
11,950,000	4.19%, 02/15/2027	11,805,580
10,000,000	5.30%, 01/15/2031	10,005,222
680,000	Qorvo, Inc. 3.38%, 04/01/2031(2)	588,769
	QUALCOMM, Inc.
9,695,000	4.30%, 05/20/2047	8,051,887
3,395,000	4.50%, 05/20/2052	2,858,750
2,285,000	Skyworks Solutions, Inc. 1.80%, 06/01/2026	2,189,084
		118,851,526
	Software - 1.4%
6,005,000	AthenaHealth Group, Inc. 6.50%, 02/15/2030(2)	5,810,077
1,414,000	Dun & Bradstreet Corp. 5.00%, 12/15/2029(2)	1,374,394
22,900,000	Fiserv, Inc. 4.75%, 03/15/2030	22,647,479
6,410,000	Microsoft Corp. 2.92%, 03/17/2052	4,221,893
	Open Text Corp.
1,410,000	3.88%, 02/15/2028(2)	1,338,947
3,465,000	3.88%, 12/01/2029(2)	3,177,210
13,365,000	6.90%, 12/01/2027(2)	13,821,147
	Open Text Holdings, Inc.
1,625,000	4.13%, 02/15/2030(2)	1,490,054
680,000	4.13%, 12/01/2031(2)	609,473
	Oracle Corp.
7,410,000	2.30%, 03/25/2028	6,875,007
6,000,000	2.65%, 07/15/2026	5,829,772
5,550,000	2.95%, 04/01/2030	5,029,009
18,654,000	3.60%, 04/01/2050	12,948,439
2,100,000	3.85%, 07/15/2036	1,793,246
8,610,000	3.85%, 04/01/2060	5,878,681
7,000,000	3.90%, 05/15/2035	6,115,948
9,109,000	3.95%, 03/25/2051	6,709,834
21,160,000	4.00%, 07/15/2046	16,236,679
13,230,000	4.00%, 11/15/2047	10,058,009
1,480,000	4.13%, 05/15/2045	1,168,638
5,650,000	4.20%, 09/27/2029	5,474,359
2,935,000	5.25%, 02/03/2032	2,928,278
5,320,000	5.50%, 08/03/2035	5,312,089
10,585,000	6.00%, 08/03/2055	10,551,308
4,300,000	6.50%, 04/15/2038	4,597,915
3,855,000	ROBLOX Corp. 3.88%, 05/01/2030(2)	3,533,890
3,000,000	Rocket Software, Inc. 6.50%, 02/15/2029(2)	2,843,089
5,505,000	UKG, Inc. 6.88%, 02/01/2031(2)	5,620,390
		173,995,254
	Telecommunications - 1.4%
825,000	Africell Holding Ltd. 10.50%, 10/23/2029(1)	808,443
	Altice Financing SA
1,500,000	5.00%, 01/15/2028(2)	1,213,215
1,875,000	5.75%, 08/15/2029(2)	1,466,209
1,200,000	Altice France Holding SA 10.50%, 05/15/2027(2)	366,396
	Altice France SA
660,000	5.50%, 01/15/2028(2)	533,986
800,000	5.50%, 10/15/2029(2)	636,406

17

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.2% - (continued)
	Telecommunications - 1.4% - (continued)
$ 4,075,000	8.13%, 02/01/2027(2)	$3,421,586
MXN 43,930,000	America Movil SAB de CV 9.50%, 01/27/2031	2,031,325
	AT&T, Inc.
$ 14,625,000	3.50%, 06/01/2041	11,218,892
21,939,000	3.50%, 09/15/2053	14,815,863
9,502,000	3.55%, 09/15/2055	6,377,614
7,625,000	3.65%, 06/01/2051	5,379,223
13,720,000	3.80%, 12/01/2057	9,513,415
460,000	CAS Capital No. 1 Ltd. 4.00%, 07/12/2026, (4.00% fixed rate until 07/12/2026; 5 yr. USD CMT + 3.64% thereafter)(1)(5)(6)	442,861
	Cisco Systems, Inc.
6,235,000	4.95%, 02/26/2031	6,269,113
5,325,000	5.30%, 02/26/2054	5,156,584
4,100,000	5.50%, 01/15/2040	4,147,055
675,000	Empresa Nacional de Telecomunicaciones SA 3.05%, 09/14/2032(2)	559,302
1,455,000	Globe Telecom, Inc. 4.20%, 08/02/2026, (4.20% fixed rate until 08/02/2026; 5 yr. USD CMT + 5.53% thereafter)(1)(5)(6)	1,413,757
	Iliad Holding SASU
EUR 2,185,000	6.88%, 04/15/2031(2)	2,434,570
$ 730,000	7.00%, 10/15/2028(2)	743,181
830,000	7.00%, 04/15/2032(2)	841,585
	Kaixo Bondco Telecom SA
EUR 1,385,000	5.13%, 09/30/2029(2)	1,454,759
1,250,000	5.13%, 09/30/2029(1)	1,312,960
	Level 3 Financing, Inc.
$ 2,825,000	3.75%, 07/15/2029(2)	2,147,000
390,000	3.88%, 10/15/2030(2)	304,052
2,360,000	4.00%, 04/15/2031(2)	1,840,800
675,000	4.88%, 06/15/2029(2)	581,299
750,000	10.50%, 04/15/2029(2)	840,102
	Millicom International Cellular SA
465,000	4.50%, 04/27/2031(1)	411,964
603,000	6.25%, 03/25/2029(2)	598,461
391,500	6.25%, 03/25/2029(1)	388,553
380,000	7.38%, 04/02/2032(2)	385,464
990,000	Network i2i Ltd. 5.65%, 04/15/2025, (5.65% fixed rate until 04/15/2025; 5 yr. USD CMT + 4.27% thereafter)(1)(5)(6)	988,020
	Optics Bidco SpA
1,605,000	6.38%, 11/15/2033(2)	1,586,156
1,041,000	7.20%, 07/18/2036(2)	1,056,887
606,000	7.72%, 06/04/2038(2)	636,365
473,000	Silknet JSC 8.38%, 01/31/2027(1)	475,335
1,660,750	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.15%, 09/20/2029(2)	1,666,893
	Telecom Italia Capital SA
349,000	7.20%, 07/18/2036	350,111
401,000	7.72%, 06/04/2038	414,174
	T-Mobile USA, Inc.
2,000,000	3.00%, 02/15/2041	1,428,645
4,895,000	3.40%, 10/15/2052	3,257,201
11,270,000	4.20%, 10/01/2029	10,927,100
13,135,000	4.38%, 04/15/2040	11,412,936
5,380,000	5.25%, 06/15/2055	4,898,176
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.2% - (continued)
	Telecommunications - 1.4% - (continued)
$ 596,000	Tower Bersama Infrastructure Tbk. PT 2.75%, 01/20/2026(1)	$581,018
2,160,000	Turkcell Iletisim Hizmetleri AS 7.65%, 01/24/2032(2)	2,178,839
	VEON Holdings BV
2,620,000	3.38%, 11/25/2027(1)	2,313,099
1,120,000	3.38%, 11/25/2027(2)	988,805
	Verizon Communications, Inc.
10,683,000	2.99%, 10/30/2056	6,345,477
13,220,000	3.40%, 03/22/2041	10,035,391
1,795,000	VF Ukraine PAT via VFU Funding PLC 6.20%, 02/11/2025(1)	1,790,692
660,000	Vmed O2 U.K. Financing I PLC 4.75%, 07/15/2031(2)	579,874
	Vodafone Group PLC
6,960,000	5.13%, 06/04/2081, (5.13% fixed rate until 12/04/2050; 5 yr. USD CMT + 3.07% thereafter)(5)	5,374,174
7,215,000	5.75%, 06/28/2054	6,917,273
		166,258,636
	Transportation - 0.2%
8,215,000	Burlington Northern Santa Fe LLC 4.55%, 09/01/2044	7,200,226
4,040,000	CSX Corp. 4.90%, 03/15/2055	3,620,565
891,945	Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(1)	819,370
	Norfolk Southern Corp.
5,115,000	4.55%, 06/01/2053	4,285,070
3,734,000	4.65%, 01/15/2046	3,255,759
	Rumo Luxembourg SARL
400,000	4.20%, 01/18/2032(1)	342,444
595,000	5.25%, 01/10/2028(1)	582,766
		20,106,200
	Trucking & Leasing - 0.2%
	Penske Truck Leasing Co. LP/PTL Finance Corp.
10,395,000	1.70%, 06/15/2026(2)	9,961,214
6,420,000	4.40%, 07/01/2027(2)	6,347,952
5,785,000	5.25%, 02/01/2030(2)	5,798,916
3,620,000	6.20%, 06/15/2030(2)	3,790,614
		25,898,696
	Water - 0.0%
	Aegea Finance SARL
840,000	6.75%, 05/20/2029(1)	819,874
1,900,000	9.00%, 01/20/2031(2)	1,976,680
		2,796,554
	Total Corporate Bonds (cost $5,913,236,190)	$5,730,467,859
FOREIGN GOVERNMENT OBLIGATIONS - 3.9%
	Argentina - 0.4%
	Argentina Republic Government International Bonds
9,955,371	0.75%, 07/09/2030(4)	$7,514,652
369,000	1.00%, 07/09/2029	289,702
8,110,000	3.50%, 07/09/2041(4)	5,131,452
50,307,751	4.13%, 07/09/2035(4)	34,171,339
		47,107,145
	Azerbaijan - 0.0%
1,766,000	Republic of Azerbaijan International Bonds 3.50%, 09/01/2032(1)	1,526,396

18

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.9% - (continued)
	Benin - 0.0%
	Benin Government International Bonds
EUR 275,000	4.88%, 01/19/2032(1)	$262,257
$ 566,000	7.96%, 02/13/2038(2)	536,427
444,000	7.96%, 02/13/2038(1)	420,912
		1,219,596
	Bermuda - 0.0%
	Bermuda Government International Bonds
1,397,000	2.38%, 08/20/2030(1)	1,194,575
1,692,000	5.00%, 07/15/2032(1)	1,632,780
		2,827,355
	Brazil - 0.1%
	Brazil Government International Bonds
11,730,000	4.75%, 01/14/2050	8,118,412
4,555,000	6.13%, 03/15/2034	4,358,321
4,767,000	7.13%, 05/13/2054	4,488,610
		16,965,343
	Bulgaria - 0.1%
	Bulgaria Government International Bonds
EUR 2,301,000	0.38%, 09/23/2030(1)	2,060,222
4,250,000	4.88%, 05/13/2036(1)	4,855,490
$ 2,928,000	5.00%, 03/05/2037(1)	2,755,542
		9,671,254
	Chile - 0.1%
	Chile Government International Bonds
855,000	2.45%, 01/31/2031	734,789
7,593,000	3.10%, 01/22/2061	4,473,830
1,590,000	3.50%, 01/31/2034	1,375,159
764,000	4.95%, 01/05/2036	725,778
2,160,000	5.65%, 01/13/2037	2,170,852
		9,480,408
	Colombia - 0.3%
	Colombia Government International Bonds
690,000	3.00%, 01/30/2030	577,600
16,849,000	3.13%, 04/15/2031	13,420,224
4,349,000	4.13%, 02/22/2042	2,754,618
7,835,000	4.13%, 05/15/2051	4,508,243
3,860,000	5.00%, 06/15/2045	2,613,016
1,970,000	5.20%, 05/15/2049	1,330,220
1,884,000	5.63%, 02/26/2044	1,405,660
2,435,000	7.75%, 11/07/2036	2,379,823
297,000	8.38%, 11/07/2054	289,101
	Colombia TES
COP 14,221,100,000	7.25%, 10/18/2034	2,564,401
7,209,300,000	9.25%, 05/28/2042	1,360,019
		33,202,925
	Costa Rica - 0.1%
	Costa Rica Government International Bonds
$ 550,000	5.63%, 04/30/2043(1)	494,065
307,000	6.55%, 04/03/2034(2)	314,521
3,270,000	7.16%, 03/12/2045(1)	3,395,895
3,140,000	7.30%, 11/13/2054(2)	3,287,580
		7,492,061
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.9% - (continued)
	Czech Republic - 0.0%
CZK 43,760,000	Czech Republic Government Bonds 0.95%, 05/15/2030(1)	$1,574,238
	Dominican Republic - 0.2%
	Dominican Republic International Bonds
$ 5,650,000	4.50%, 01/30/2030(1)	5,213,817
12,330,000	4.88%, 09/23/2032(1)	11,109,330
1,535,000	5.50%, 02/22/2029(2)	1,501,230
2,165,000	5.50%, 02/22/2029(1)	2,117,370
285,000	5.95%, 01/25/2027(1)	284,886
557,000	6.00%, 07/19/2028(1)	554,660
1,720,000	7.05%, 02/03/2031(2)	1,774,611
		22,555,904
	Ecuador - 0.2%
	Ecuador Government International Bonds
5,080,000	0.00%, 07/31/2030(1)(12)	3,220,409
16,136,000	5.00%, 07/31/2040(1)(4)	9,486,032
9,508,543	5.50%, 07/31/2035(1)(4)	6,226,476
2,075,000	6.90%, 07/31/2030(1)(4)	1,598,723
		20,531,640
	Egypt - 0.1%
	Egypt Government International Bonds
EUR 2,200,000	5.63%, 04/16/2030(1)	2,036,114
$ 3,564,000	5.80%, 09/30/2027(1)	3,368,835
6,111,000	7.30%, 09/30/2033(1)	5,249,349
1,250,000	7.50%, 02/16/2061(1)	887,500
580,000	7.63%, 05/29/2032(1)	522,525
1,120,000	7.90%, 02/21/2048(1)	849,436
5,194,000	8.50%, 01/31/2047(1)	4,155,855
		17,069,614
	El Salvador - 0.0%
320,000	El Salvador Government International Bonds 9.50%, 07/15/2052(1)	335,121
	Gabon - 0.0%
	Gabon Government International Bonds
1,185,000	6.63%, 02/06/2031(1)	936,915
620,000	6.63%, 02/06/2031(2)	490,125
1,756,000	6.95%, 06/16/2025(1)	1,720,504
1,110,000	7.00%, 11/24/2031(1)	877,759
		4,025,303
	Hungary - 0.2%
	Hungary Government Bonds
HUF 1,228,470,000	2.25%, 04/20/2033	2,278,606
236,240,000	7.00%, 10/24/2035	615,739
	Hungary Government International Bonds
$ 10,125,000	2.13%, 09/22/2031(1)	8,110,530
970,000	3.13%, 09/21/2051(1)	579,049
2,943,000	5.50%, 06/16/2034(2)	2,836,758
2,450,000	5.50%, 06/16/2034(1)	2,363,025
2,930,000	5.50%, 03/26/2036(2)	2,785,170
1,275,000	5.50%, 03/26/2036(1)	1,211,951
3,510,000	6.25%, 09/22/2032(2)	3,599,294
708,000	7.63%, 03/29/2041	793,054

19

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.9% - (continued)
	Hungary - 0.2% - (continued)
	Magyar Export-Import Bank Zrt
EUR 770,000	6.00%, 05/16/2029(1)	$862,130
$ 635,000	6.13%, 12/04/2027(2)	642,764
		26,678,070
	Ivory Coast - 0.0%
	Ivory Coast Government International Bonds
EUR 395,000	4.88%, 01/30/2032(1)	364,698
$ 275,000	6.13%, 06/15/2033(1)	246,297
840,000	8.25%, 01/30/2037(2)	816,900
2,935,000	8.25%, 01/30/2037(1)	2,854,287
		4,282,182
	Jordan - 0.0%
	Jordan Government International Bonds
1,710,000	5.75%, 01/31/2027(1)	1,675,692
1,650,000	6.13%, 01/29/2026(1)	1,638,615
1,160,000	7.75%, 01/15/2028(1)	1,175,959
		4,490,266
	Mexico - 0.4%
MXN 24,339,760	Mexico Cetes 0.00%, 06/11/2026(12)	1,035,834
	Mexico Government International Bonds
$ 3,385,000	3.77%, 05/24/2061	1,935,946
2,150,000	4.28%, 08/14/2041	1,587,437
4,075,000	4.40%, 02/12/2052	2,762,011
6,585,000	4.50%, 01/31/2050	4,630,561
542,000	4.60%, 01/23/2046	394,003
370,000	4.60%, 02/10/2048	265,454
6,250,000	5.00%, 04/27/2051	4,691,158
3,120,000	6.00%, 05/13/2030	3,138,463
3,693,000	6.00%, 05/07/2036	3,489,601
1,856,000	6.35%, 02/09/2035	1,821,607
3,837,000	6.40%, 05/07/2054	3,445,828
13,240,000	6.88%, 05/13/2037	13,310,657
720,000	7.38%, 05/13/2055	725,537
		43,234,097
	Mongolia - 0.1%
	Mongolia Government International Bonds
1,980,000	3.50%, 07/07/2027(1)	1,848,248
3,255,000	8.65%, 01/19/2028(1)	3,432,799
		5,281,047
	Morocco - 0.0%
EUR 780,000	Morocco Government International Bonds 1.38%, 03/30/2026(1)	793,377
	Oman - 0.1%
	Oman Government International Bonds
$ 2,405,000	6.75%, 01/17/2048(1)	2,449,108
6,063,000	7.00%, 01/25/2051(1)	6,358,571
		8,807,679
	Pakistan - 0.0%
	Pakistan Government International Bonds
505,000	6.00%, 04/08/2026(1)	487,966
826,000	6.88%, 12/05/2027(1)	767,200
3,485,000	7.38%, 04/08/2031(1)	3,010,218
510,000	8.88%, 04/08/2051(1)	412,688
		4,678,072
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.9% - (continued)
	Panama - 0.1%
	Panama Government International Bonds
$ 1,655,000	2.25%, 09/29/2032	$1,184,716
5,242,000	4.30%, 04/29/2053	3,167,349
9,390,000	4.50%, 04/01/2056	5,741,759
640,000	6.85%, 03/28/2054	554,162
404,000	8.00%, 03/01/2038	410,086
		11,058,072
	Paraguay - 0.0%
	Paraguay Government International Bonds
1,554,000	3.85%, 06/28/2033(1)	1,351,578
400,000	5.40%, 03/30/2050(1)	339,521
		1,691,099
	Peru - 0.1%
PEN 23,446,000	Peru Government Bonds 5.40%, 08/12/2034	5,731,939
	Peru Government International Bonds
$ 2,629,000	2.78%, 01/23/2031	2,260,753
4,364,000	2.78%, 12/01/2060	2,325,655
3,675,000	3.00%, 01/15/2034	2,976,952
1,645,000	3.55%, 03/10/2051	1,111,920
1,005,000	3.60%, 01/15/2072	615,563
1,555,000	5.38%, 02/08/2035	1,502,235
530,000	5.88%, 08/08/2054	506,743
		17,031,760
	Philippines - 0.0%
2,330,000	Philippines Government International Bonds 5.50%, 02/04/2035	2,342,209
	Poland - 0.0%
801,000	Bank Gospodarstwa Krajowego 6.25%, 07/09/2054(2)	787,987
2,251,000	Republic of Poland Government International Bonds 5.50%, 04/04/2053	2,092,169
		2,880,156
	Romania - 0.2%
	Romania Government International Bonds
EUR 719,000	1.38%, 12/02/2029(1)	634,764
1,006,000	2.75%, 04/14/2041(1)	663,820
584,000	2.88%, 04/13/2042(1)	384,601
2,455,000	3.38%, 01/28/2050(1)	1,618,350
$ 920,000	4.00%, 02/14/2051(2)	578,168
EUR 2,628,000	5.63%, 05/30/2037(2)	2,565,137
$ 630,000	5.75%, 03/24/2035(1)	565,425
10,332,000	5.88%, 01/30/2029(2)	10,143,885
3,636,000	6.00%, 05/25/2034(1)	3,363,082
520,000	6.13%, 01/22/2044(1)	457,522
2,000,000	6.38%, 01/30/2034(1)	1,910,120
EUR 1,945,000	6.63%, 09/27/2029(1)	2,149,605
$ 1,570,000	7.13%, 01/17/2033(1)	1,587,490
		26,621,969
	Saudi Arabia - 0.3%
	Saudi Government International Bonds
10,105,000	3.45%, 02/02/2061(1)	6,239,595
1,920,000	3.75%, 01/21/2055(1)	1,300,869
405,000	3.75%, 01/21/2055(1)	274,402
3,600,000	4.63%, 10/04/2047(1)	2,966,429
960,000	5.00%, 01/16/2034(2)	935,267

20

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.9% - (continued)
	Saudi Arabia - 0.3% - (continued)
$ 7,455,000	5.38%, 01/13/2031(2)	$7,516,325
10,085,000	5.63%, 01/13/2035(2)	10,187,383
		29,420,270
	Senegal - 0.0%
EUR 1,074,000	Senegal Government International Bonds 4.75%, 03/13/2028(1)	1,037,045
	Serbia - 0.0%
1,285,000	Serbia International Bonds 2.05%, 09/23/2036(1)	1,012,917
	South Africa - 0.1%
	Republic of South Africa Government Bonds
ZAR 24,610,000	6.25%, 03/31/2036	945,672
35,569,000	6.50%, 02/28/2041	1,257,889
12,805,000	8.50%, 01/31/2037	579,758
27,620,000	8.75%, 01/31/2044	1,187,956
14,946,015	11.63%, 03/31/2053	829,419
	Republic of South Africa Government International Bonds
$ 2,427,000	5.75%, 09/30/2049	1,814,183
2,465,000	7.10%, 11/19/2036(2)	2,409,705
1,325,000	7.10%, 11/19/2036(1)	1,295,861
4,640,000	7.95%, 11/19/2054(2)	4,442,851
		14,763,294
	Sri Lanka - 0.1%
	Sri Lanka Government International Bonds
782,723	3.10%, 01/15/2030(2)(4)	679,991
1,535,300	3.35%, 03/15/2033(2)(4)	1,212,887
1,036,681	3.60%, 06/15/2035(2)(4)	730,860
719,479	3.60%, 05/15/2036(2)(4)	581,706
1,439,567	3.60%, 02/15/2038(2)(4)	1,180,445
935,876	4.00%, 04/15/2028(2)	872,704
		5,258,593
	Turkey - 0.3%
2,885,000	Hazine Mustesarligi Varlik Kiralama AS 8.51%, 01/14/2029(2)	3,072,329
3,140,000	Republic of Turkiye 6.50%, 01/03/2035	2,965,168
	Turkiye Government International Bonds
2,005,000	4.88%, 04/16/2043	1,431,111
5,089,000	5.88%, 06/26/2031	4,803,181
1,175,000	5.95%, 01/15/2031	1,117,719
4,870,000	7.13%, 07/17/2032	4,862,393
2,417,000	7.63%, 05/15/2034	2,477,120
9,894,000	9.38%, 03/14/2029	10,902,199
		31,631,220
	Ukraine - 0.2%
	Ukraine Government International Bonds
577,239	0.00%, 02/01/2030(2)(4)	325,967
4,641,865	0.00%, 02/01/2035(2)(4)	2,864,077
2,874,054	0.00%, 02/01/2036(2)(4)	1,768,406
253,010	1.75%, 02/01/2029(2)(4)	177,423
5,291,661	1.75%, 02/01/2034(2)(4)	2,988,201
5,553,837	1.75%, 02/01/2035(2)(4)	3,106,678
3,839,835	1.75%, 02/01/2036(2)(4)	2,109,509
2,157,057	3.00%, 02/01/2034(2)(4)	934,351
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.9% - (continued)
	Ukraine - 0.2% - (continued)
$ 2,840,000	3.00%, 02/01/2035(1)(4)	$1,750,150
2,870,000	3.00%, 02/01/2036(1)(4)	1,763,256
		17,788,018
	United Arab Emirates - 0.0%
3,899,000	Emirate of Dubai Government International Bonds 3.90%, 09/09/2050(1)	2,775,199
	Uruguay - 0.0%
UYU 85,041,000	Uruguay Government International Bonds 9.75%, 07/20/2033	1,957,807
	Venezuela - 0.1%
	Venezuela Government International Bonds
$ 1,015,000	7.00%, 12/01/2018(1)(8)	138,240
3,170,000	7.00%, 03/31/2038(1)(8)	483,196
23,634,000	7.65%, 04/21/2025(1)(8)	3,729,493
4,765,000	7.75%, 10/13/2019(1)(8)	680,065
11,937,200	9.00%, 05/07/2023(1)(8)	1,949,074
		6,980,068
	Total Foreign Government Obligations (cost $456,226,101)	$468,078,789
MUNICIPAL BONDS - 0.3%
	General - 0.0%
4,030,000	Sales Tax Securitization Corp., IL, Rev 4.64%, 01/01/2040	$3,803,679
	General Obligation - 0.2%
15,000,000	City of New York, NY, GO 4.61%, 09/01/2037	14,288,223
14,023,529	State of Illinois, IL, GO 5.10%, 06/01/2033	13,851,674
		28,139,897
	Higher Education - 0.1%
12,000,000	Rutgers The State University of New Jersey, NJ, Rev 3.92%, 05/01/2119	8,145,578
	Total Municipal Bonds (cost $44,175,457)	$40,089,154
SENIOR FLOATING RATE INTERESTS - 0.1%(13)
	Construction Materials - 0.0%
2,756,821	CP Atlas Buyer, Inc. 8.16%, 11/23/2027, 1 mo. USD Term SOFR + 3.75%	$2,657,355
	Healthcare - Services - 0.0%
1,000,000	Star Parent, Inc. 8.33%, 09/27/2030, 3 mo. USD Term SOFR + 4.00%	986,530
	Insurance - 0.0%
1,837,505	HUB International Ltd. 7.29%, 06/20/2030, 3 mo. USD Term SOFR + 2.75%	1,843,753

21

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 0.1%(13) - (continued)
	IT Services - 0.1%
$ 1,421,437	Fortress Intermediate 3, Inc. 7.81%, 06/27/2031, 1 mo. USD Term SOFR + 3.50%	$1,422,333
3,606,561	McAfee LLC 7.34%, 03/01/2029, 1 mo. USD Term SOFR + 3.00%	3,614,676
		5,037,009
	Packaging & Containers - 0.0%
1,952,000	Clydesdale Acquisition Holdings, Inc. 7.49%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%	1,956,509
	Retail - 0.0%
1,880,167	Specialty Building Products Holdings LLC 8.16%, 10/15/2028, 1 mo. USD Term SOFR + 3.75%	1,871,555
	Total Senior Floating Rate Interests (cost $14,388,861)	$14,352,711
U.S. GOVERNMENT SECURITIES - 2.4%
	U.S. Treasury Securities - 2.4%
	U.S. Treasury Bonds - 1.4%
5,745,000	2.25%, 08/15/2046	$3,725,049
43,900,000	2.38%, 02/15/2042	31,397,074
5,215,000	2.50%, 02/15/2046	3,580,831
7,645,000	2.88%, 05/15/2049	5,432,728
4,485,000	3.00%, 08/15/2048	3,286,489
8,680,000	3.00%, 02/15/2049	6,333,687
8,295,000	3.13%, 05/15/2048	6,233,563
4,425,000	3.38%, 11/15/2048	3,468,612
4,355,000	3.88%, 02/15/2043	3,854,855
32,135,000	3.88%, 05/15/2043(14)	28,377,967
8,600,000	4.00%, 11/15/2042	7,759,820
2,735,000	4.38%, 11/15/2039	2,632,972
4,500,000	4.38%, 08/15/2043	4,247,227
17,815,000	4.50%, 02/15/2044	17,043,249
18,225,000	4.63%, 05/15/2044	17,709,574
10,625,000	4.63%, 11/15/2044	10,314,551
4,075,000	4.75%, 11/15/2043	4,034,728
5,400,000	5.25%, 02/15/2029	5,606,930
		165,039,906
	U.S. Treasury Notes - 1.0%
16,000,000	0.25%, 06/30/2025(15)	15,743,500
13,270,000	3.25%, 06/30/2029	12,699,805
3,225,000	3.38%, 09/15/2027	3,157,477
5,210,000	3.63%, 03/31/2030	5,035,384
3,465,000	3.75%, 08/15/2027	3,425,613
3,220,000	3.75%, 12/31/2030	3,111,073
6,570,000	3.75%, 08/31/2031	6,313,873
8,025,000	3.88%, 10/15/2027	7,952,273
12,120,000	4.13%, 02/15/2027	12,098,222
19,965,000	4.13%, 10/31/2029	19,787,966
7,020,000	4.13%, 08/31/2030	6,929,234
1,680,000	4.13%, 11/30/2031	1,648,500
4,200,000	4.25%, 01/15/2028	4,200,984
2,580,000	4.25%, 11/15/2034	2,519,934
10,365,000	4.38%, 08/31/2028	10,394,152
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 2.4% - (continued)
	U.S. Treasury Securities - 2.4% - (continued)
	U.S. Treasury Notes - 1.0% - (continued)
$ 1,060,000	4.50%, 05/31/2029	$1,067,370
6,740,000	4.63%, 09/30/2028	6,815,298
		122,900,658
	Total U.S. Government Securities (cost $297,878,922)	$287,940,564
COMMON STOCKS - 44.0%
	Banks - 3.9%
2,866,485	Bank of America Corp.	$132,718,256
777,440	JP Morgan Chase & Co.	207,809,712
349,439	M&T Bank Corp.	70,321,104
2,437,746	Regions Financial Corp.	60,066,061
		470,915,133
	Capital Goods - 4.9%
4,264,938	BAE Systems PLC	64,469,760
83,706	Deere & Co.	39,890,931
652,721	Emerson Electric Co.	84,821,094
148,707	Ferguson Enterprises, Inc.	26,933,812
288,803	Honeywell International, Inc.	64,611,007
797,897	Johnson Controls International PLC	62,235,966
375,929	L3Harris Technologies, Inc.	79,700,707
111,428	Northrop Grumman Corp.	54,295,522
846,109	PACCAR, Inc.	93,816,566
125,711	Siemens AG	26,949,429
		597,724,794
	Consumer Discretionary Distribution & Retail - 0.9%
994,920	Industria de Diseno Textil SA	54,004,883
1,058,060	Tractor Supply Co.	57,516,141
		111,521,024
	Consumer Durables & Apparel - 0.3%
461,094	NIKE, Inc. Class B	35,458,129
	Consumer Services - 0.8%
305,786	Darden Restaurants, Inc.	59,701,659
325,680	Starbucks Corp.	35,069,222
		94,770,881
	Energy - 3.7%
1,621,510	ConocoPhillips	160,253,833
3,608,763	Coterra Energy, Inc.	100,034,911
1,577,686	EQT Corp.	80,651,308
385,051	Marathon Petroleum Corp.	56,105,781
963,490	TotalEnergies SE	55,817,047
		452,862,880
	Equity Real Estate Investment Trusts (REITs) - 2.6%
885,339	Crown Castle, Inc. REIT	79,043,066
1,934,108	Gaming & Leisure Properties, Inc. REIT	93,591,486
521,754	Lamar Advertising Co. Class A, REIT	65,960,141
2,466,586	Weyerhaeuser Co. REIT	75,526,863
		314,121,556
	Financial Services - 2.9%
347,367	Ares Management Corp. Class A	68,855,086
88,427	Capital One Financial Corp.	18,013,464
174,596	CME Group, Inc.	41,295,446
703,056	Morgan Stanley	97,324,042
421,810	Raymond James Financial, Inc.	71,066,549
765,363	TPG, Inc.	51,470,662
		348,025,249

22

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 44.0% - (continued)
	Food, Beverage & Tobacco - 2.4%
1,409,673	Archer-Daniels-Midland Co.	$72,217,548
2,569,382	Keurig Dr. Pepper, Inc.	82,477,162
626,433	Pernod Ricard SA	71,544,446
543,446	Philip Morris International, Inc.	70,756,669
		296,995,825
	Health Care Equipment & Services - 2.1%
219,526	Elevance Health, Inc.	86,866,438
308,243	UnitedHealth Group, Inc.	167,218,745
		254,085,183
	Household & Personal Products - 1.1%
3,070,526	Kenvue, Inc.	65,371,499
1,163,669	Unilever PLC ADR	66,771,327
		132,142,826
	Insurance - 1.5%
1,432,071	American International Group, Inc.	105,486,350
812,577	MetLife, Inc.	70,296,036
		175,782,386
	Materials - 1.8%
2,921,185	Barrick Gold Corp.	47,819,799
636,599	LyondellBasell Industries NV Class A	48,190,544
523,567	PPG Industries, Inc.	60,409,161
1,083,357	Rio Tinto PLC ADR	65,445,596
		221,865,100
	Media & Entertainment - 0.3%
398,556	Omnicom Group, Inc.	34,590,675
	Pharmaceuticals, Biotechnology & Life Sciences - 5.6%
872,145	AstraZeneca PLC ADR	61,712,980
1,426,661	Gilead Sciences, Inc.	138,671,449
1,038,999	Johnson & Johnson	158,083,698
1,130,176	Merck & Co., Inc.	111,683,992
5,299,253	Pfizer, Inc.	140,536,190
229,196	Roche Holding AG	72,052,737
		682,741,046
	Semiconductors & Semiconductor Equipment - 1.3%
262,235	Broadcom, Inc.	58,024,738
324,590	NXP Semiconductors NV	67,693,245
159,178	QUALCOMM, Inc.	27,526,652
		153,244,635
	Software & Services - 1.1%
155,645	Accenture PLC Class A	59,915,543
822,457	Amdocs Ltd.	72,532,483
		132,448,026
	Technology Hardware & Equipment - 1.8%
1,733,254	Cisco Systems, Inc.	105,035,193
854,485	Corning, Inc.	44,501,579
480,620	TE Connectivity PLC	71,117,341
		220,654,113
	Telecommunication Services - 0.6%
306,891	T-Mobile U.S., Inc.	71,496,396
	Transportation - 0.7%
310,515	Canadian National Railway Co.	32,437,051
484,057	United Parcel Service, Inc. Class B	55,293,831
		87,730,882
	Utilities - 3.7%
829,176	American Electric Power Co., Inc.	81,557,751
202,193	Atmos Energy Corp.	28,814,525
1,041,081	Dominion Energy, Inc.	57,873,693
Shares or Principal Amount			Market Value†
COMMON STOCKS - 44.0% - (continued)
	Utilities - 3.7% - (continued)
877,200	Eversource Energy		$50,596,896
2,377,387	PPL Corp.		79,880,203
1,010,781	Sempra		83,824,068
616,188	WEC Energy Group, Inc.		61,162,821
			443,709,957
	Total Common Stocks (cost $4,335,425,587)		$5,332,886,696
PREFERRED STOCKS - 0.1%
	Banks - 0.1%
670,000	Bank of America Corp. Series PP, 4.13%(16)		$12,039,900
	Total Preferred Stocks (cost $16,750,000)		$12,039,900
	Total Long-Term Investments (cost $11,096,850,373)		$11,905,678,901
SHORT-TERM INVESTMENTS - 0.5%
	Repurchase Agreements - 0.3%
$ 40,093,863
Fixed Income Clearing Corp.
Repurchase Agreement dated
01/31/2025 at 4.34%, due on
02/03/2025 with a maturity value
of $40,108,364; collateralized by
U.S. Treasury Note at 4.00%,
maturing 02/28/2030, with a
market value of $40,895,838
			$40,093,863
	Securities Lending Collateral - 0.1%
1,181,306	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.31%(17)		1,181,306
3,937,689	HSBC U.S. Government Money Market Fund, Institutional Class, 4.31%(17)		3,937,689
1,181,307	Invesco Government & Agency Portfolio, Institutional Class, 4.31%(17)		1,181,307
1,181,307	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.31%(17)		1,181,307
			7,481,609
	U.S. Treasury Securities - 0.1%
	U.S. Treasury Bills - 0.1%
8,425,000	3.89%, 02/11/2025(18)		8,415,148
7,745,000	4.17%, 03/04/2025(18)		7,716,822
2,325,000	4.24%, 04/08/2025(18)		2,307,650
			18,439,620
	Total Short-Term Investments (cost $66,014,487)		$66,015,092
	Total Investments (cost $11,162,864,860)	98.7%	$11,971,693,993
	Other Assets and Liabilities	1.3%	158,802,812
	Net Assets	100.0%	$12,130,496,805
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.

23

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2025, the aggregate value of these securities was $304,959,637, representing 2.5% of net assets.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At January 31, 2025, the aggregate value of these securities was
$1,589,330,571, representing 13.1% of net assets.

(3)	Represents entire or partial securities on loan.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2025. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(6)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(7)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(8)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(9)	Investment valued using significant unobservable inputs.
(10)	Variable rate security; the rate reported is the coupon rate in effect at January 31, 2025. Base lending rates may be subject to a floor or cap.
(11)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(12)	Security is a zero-coupon bond.
(13)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2025.

(14)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of January 31, 2025, the market value of securities pledged was $5,563,441.
(15)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of January 31, 2025, the market value of securities pledged was $1,180,763.
(16)	Perpetual security with no stated maturity date.
(17)	Current yield as of period end.
(18)	The rate shown represents current yield to maturity.

Futures Contracts Outstanding at January 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	516	03/31/2025	$106,102,500	$72,153
U.S. Treasury 10-Year Note Future	316	03/20/2025	34,394,625	(95,714)
U.S. Treasury Ultra Bond Future	1,089	03/20/2025	129,012,469	(4,384,655)
Total				$(4,408,216)
Short position contracts:
Euro BUXL 30-Year Bond Future	(5)	03/06/2025	$(668,708)	$58,443
Euro-BOBL Future	(140)	03/06/2025	(17,055,070)	272,021
Euro-BUND Future	(109)	03/06/2025	(14,984,916)	494,562
Euro-Schatz Future	(45)	03/06/2025	(4,986,446)	17,207
U.S. Treasury 5-Year Note Future	(1,481)	03/31/2025	(157,564,516)	86,920
U.S. Treasury 10-Year Ultra Future	(257)	03/20/2025	(28,623,375)	28,026

24

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Futures Contracts Outstanding at January 31, 2025 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts – (continued):
U.S. Treasury Long Bond Future	(83)	03/20/2025	$(9,454,219)	$(85,124)
Total				$872,055
Total futures contracts				$(3,536,161)

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2025
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.HY.S42	USD	2,994,000	(1.00%)	12/20/2029	Quarterly	$215,612	$—	$183,760	$(31,852)
CDX.EM.S42.V1	USD	29,030,000	(1.00%)	12/20/2029	Quarterly	790,992	—	706,315	(84,677)
Total						$1,006,604	$—	$890,075	$(116,529)
Sell protection:
CDX.NA.HY.S43.V1	USD	540,000	5.00%	12/20/2029	Quarterly	$39,144	$—	$47,178	$8,034
Credit default swaps on single-name issues:
Buy protection:
Kingdom of Saudi Arabia	USD	785,000	(1.00%)	12/20/2029	Quarterly	$—	$(11,656)	$(13,887)	$(2,231)
Sell protection:
Republic of Turkey (B+)	USD	1,195,000	1.00%	06/20/2028	Quarterly	$—	$(131,949)	$(35,197)	$96,752
Total						$—	$(143,605)	$(49,084)	$94,521
Total centrally cleared credit default swap contracts						$1,045,748	$(143,605)	$888,169	$(13,974)

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at January 31, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
708,700,000	COP	162,063	USD	BNP	03/19/2025	$5,354
19,590,000	EGP	368,753	USD	JPM	02/18/2025	18,784
15,470,000	EGP	274,048	USD	GSC	08/20/2025	9,558
17,151,000	EGP	306,816	USD	GSC	10/27/2025	(683)
25,783,000	EGP	444,918	USD	CBK	01/26/2026	34
13,116,000	EGP	226,489	USD	CBK	01/27/2026	(221)
2,025,000	EUR	2,087,513	USD	BCLY	03/19/2025	17,971
771,000	EUR	795,098	USD	UBS	03/19/2025	6,545
632,000	EUR	651,760	USD	TDB	03/19/2025	5,360
282,000	EUR	288,875	USD	JPM	03/19/2025	4,333
926,000	EUR	960,147	USD	SSG	03/19/2025	2,656
625,000	EUR	647,960	USD	CAG	03/19/2025	1,880
109,000	EUR	113,900	USD	MSC	03/19/2025	(567)
209,000	EUR	219,832	USD	CBK	03/19/2025	(2,524)
1,530,000	EUR	1,595,731	USD	DEUT	03/19/2025	(4,921)
873,000	EUR	921,578	USD	CIBC	03/19/2025	(13,880)
92,092,000	INR	1,065,725	USD	BCLY	03/19/2025	(6,319)
487,900,000	KZT	918,832	USD	GSC	03/19/2025	10,199
3,720,000	MXN	181,768	USD	GSC	03/19/2025	(3,612)
1,257,000	SGD	922,221	USD	CBK	03/19/2025	4,535
59,110,000	TRY	1,238,554	USD	BCLY	01/20/2026	2,927
4,015,868	USD	17,724,032,000	COP	CBK	03/19/2025	(171,080)
1,527,103	USD	36,440,000	CZK	MSC	03/19/2025	24,996

25

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2025 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
376,586	USD	19,590,000	EGP	GSC	02/18/2025	$(10,951)
276,004	USD	15,470,000	EGP	GSC	08/20/2025	(7,602)
14,624,666	USD	13,995,050	EUR	DEUT	02/28/2025	87,737
57,138,852	USD	54,093,000	EUR	DEUT	03/19/2025	895,904
560,658	USD	532,000	EUR	BCLY	03/19/2025	7,515
378,969	USD	359,000	EUR	CBK	03/19/2025	5,700
504,920	USD	483,000	EUR	BNP	03/19/2025	2,723
380,464	USD	364,000	EUR	BOA	03/19/2025	1,997
40,339	USD	38,000	EUR	SSG	03/19/2025	829
6,864,554	USD	5,558,000	GBP	JPM	02/28/2025	(26,224)
3,002,413	USD	1,178,447,000	HUF	DEUT	03/19/2025	14,008
1,093,059	USD	93,350,000	INR	GSC	03/19/2025	19,181
3,378,018	USD	69,071,000	MXN	UBS	03/19/2025	70,120
2,355,136	USD	8,775,000	PEN	UBS	03/19/2025	1,160
2,345,738	USD	8,774,000	PEN	CBK	03/19/2025	(7,969)
907,210	USD	1,214,000	SGD	DEUT	03/19/2025	12,156
31,791	USD	43,000	SGD	SSG	03/19/2025	88
1,427,719	USD	63,069,000	UYU	GSC	03/19/2025	(22,644)
3,733,130	USD	67,243,000	ZAR	UBS	03/19/2025	148,553
1,316,412	USD	24,693,000	ZAR	MSC	03/19/2025	83
Total foreign currency contracts						$1,103,689
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Convertible Bonds	$19,823,228	$—	$19,823,228	$—
Corporate Bonds	5,730,467,859	—	5,730,467,859	—
Foreign Government Obligations	468,078,789	—	468,078,789	—
Municipal Bonds	40,089,154	—	40,089,154	—
Senior Floating Rate Interests	14,352,711	—	14,352,711	—
U.S. Government Securities	287,940,564	—	287,940,564	—
Common Stocks	5,332,886,696	4,988,048,394	344,838,302	—
Preferred Stocks	12,039,900	12,039,900	—	—
Short-Term Investments	66,015,092	7,481,609	58,533,483	—
Foreign Currency Contracts(2)	1,382,886	—	1,382,886	—
Futures Contracts(2)	1,029,332	1,029,332	—	—
Swaps - Credit Default(2)	104,786	—	104,786	—
Total	$11,974,210,997	$5,008,599,235	$6,965,611,762	$—
Liabilities
Foreign Currency Contracts(2)	$(279,197)	$—	$(279,197)	$—
Futures Contracts(2)	(4,565,493)	(4,565,493)	—	—
Swaps - Credit Default(2)	(118,760)	—	(118,760)	—
Total	$(4,963,450)	$(4,565,493)	$(397,957)	$—

(1)	For the period ended January 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2025 is not presented.

26

The Hartford Capital Appreciation Fund
Schedule of Investments
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0%
	Automobiles & Components - 2.0%
852,533	Gentex Corp.	$22,097,655
265,138	Tesla, Inc.*	107,274,835
		129,372,490
	Banks - 4.6%
866,401	Bank of Nova Scotia	44,333,739
934,755	Cadence Bank	32,903,376
309,576	JP Morgan Chase & Co.	82,749,665
131,402	M&T Bank Corp.	26,443,338
308,174	SouthState Corp.	32,540,093
487,553	Synovus Financial Corp.	27,507,740
641,700	Wells Fargo & Co.	50,565,960
		297,043,911
	Capital Goods - 6.2%
198,256	Boise Cascade Co.	25,011,977
442,974	Fortune Brands Innovations, Inc.	31,747,947
47,309	FTAI Aviation Ltd.	4,755,974
32,095	GE Vernova, Inc.	11,967,584
806,800	HF Global, Inc.*(1)(2)	16,829,848
486,984	Honeywell International, Inc.	108,948,060
87,693	IDEX Corp.	19,670,417
115,584	JBT Marel Corp.	15,372,672
72,396	Lockheed Martin Corp.	33,515,728
155,256	Middleby Corp.*	26,570,512
102,549	Northrop Grumman Corp.	49,969,051
421,708	Otis Worldwide Corp.	40,239,377
106,989	Vertiv Holdings Co. Class A	12,519,853
		397,119,000
	Commercial & Professional Services - 0.5%
287,045	TransUnion	28,489,216
	Consumer Discretionary Distribution & Retail - 6.0%
1,037,477	Amazon.com, Inc.*	246,587,533
50,238	Dick's Sporting Goods, Inc.	12,059,632
895,779	LKQ Corp.	33,493,177
582,412	TJX Cos., Inc.	72,679,193
316,327	Tory Burch LLC*(1)(2)	18,315,315
		383,134,850
	Consumer Durables & Apparel - 1.9%
580,308	NIKE, Inc. Class B	44,625,685
379,151	On Holding AG Class A*	22,703,562
623,171	Steven Madden Ltd.	25,581,170
418,125	Tempur Sealy International, Inc.	26,400,412
		119,310,829
	Consumer Services - 2.3%
519,734	DraftKings, Inc. Class A*	21,802,841
253,138	McDonald's Corp.	73,080,941
61,818	Royal Caribbean Cruises Ltd.	16,480,679
263,213	Viking Holdings Ltd.*	13,326,474
195,605	Wyndham Hotels & Resorts, Inc.	20,542,437
		145,233,372
	Consumer Staples Distribution & Retail - 0.7%
166,020	Maplebear, Inc.*	8,015,446
520,308	U.S. Foods Holding Corp.*	36,905,446
		44,920,892
	Energy - 2.2%
61,135	Cameco Corp.	3,022,514
2,337,910	Coterra Energy, Inc.	64,806,865
666,516	EQT Corp.	34,072,298
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0% - (continued)
	Energy - 2.2% - (continued)
69,485	Targa Resources Corp.	$13,674,648
483,844	Viper Energy, Inc.	22,692,284
		138,268,609
	Equity Real Estate Investment Trusts (REITs) - 2.7%
694,247	American Healthcare, Inc. REIT	19,640,248
180,462	American Tower Corp. REIT	33,376,447
32,338	AvalonBay Communities, Inc. REIT	7,163,190
1,047,742	Brixmor Property Group, Inc. REIT	27,304,156
290,696	Camden Property Trust REIT	33,055,042
248,342	Simon Property Group, Inc. REIT	43,176,740
52,495	Welltower, Inc. REIT	7,164,518
		170,880,341
	Financial Services - 8.0%
305,115	American Express Co.	96,858,757
55,374	Evercore, Inc. Class A	16,128,785
117,391	KKR & Co., Inc.	19,612,514
115,846	Mastercard, Inc. Class A	64,344,344
435,613	Morgan Stanley	60,301,908
121,231	S&P Global, Inc.	63,211,056
320,903	Stifel Financial Corp.	37,176,613
446,050	TPG, Inc.	29,996,862
185,550	Tradeweb Markets, Inc. Class A	23,546,295
239,483	Visa, Inc. Class A	81,855,289
308,453	Voya Financial, Inc.	21,897,078
		514,929,501
	Food, Beverage & Tobacco - 2.6%
683,647	Coca-Cola Co.	43,397,911
269,827	PepsiCo, Inc.	40,660,231
421,147	Philip Morris International, Inc.	54,833,339
536,342	Tyson Foods, Inc. Class A	30,297,960
		169,189,441
	Health Care Equipment & Services - 3.3%
187,696	Boston Scientific Corp.*	19,212,563
643,741	Integra LifeSciences Holdings Corp.*	16,801,640
30,649	Intuitive Surgical, Inc.*	17,527,550
136,167	Stryker Corp.	53,280,785
195,303	UnitedHealth Group, Inc.	105,949,925
		212,772,463
	Household & Personal Products - 1.7%
143,795	BellRing Brands, Inc.*	11,122,543
350,513	Procter & Gamble Co.	58,181,653
709,892	Unilever PLC ADR	40,733,603
		110,037,799
	Insurance - 2.7%
171,441	Chubb Ltd.	46,611,379
559,052	Kemper Corp.	37,557,114
275,564	Marsh & McLennan Cos., Inc.	59,764,320
87,072	Willis Towers Watson PLC	28,695,884
		172,628,697
	Materials - 3.9%
2,949,168	Amcor PLC	28,665,913
412,065	BHP Group Ltd. ADR(3)	20,252,995
999,579	FMC Corp.	55,756,517
1,136,065	Huntsman Corp.	19,119,974
539,334	Ingevity Corp.*	24,458,797
150,735	Linde PLC	67,245,898
121,845	Reliance, Inc.	35,274,127
		250,774,221
	Media & Entertainment - 10.7%
1,244,023	Alphabet, Inc. Class A	253,805,572

27

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0% - (continued)
	Media & Entertainment - 10.7% - (continued)
265,950	Alphabet, Inc. Class C	$54,679,320
306,393	Cargurus, Inc.*	12,010,606
244,316	Liberty Media Corp.-Liberty Formula One Class C*	23,381,041
118,916	Live Nation Entertainment, Inc.*	17,204,767
246,914	Meta Platforms, Inc. Class A	170,168,191
49,779	Netflix, Inc.*	48,622,136
456,243	Omnicom Group, Inc.	39,597,330
78,848	Pinterest, Inc. Class A*	2,598,830
53,716	Spotify Technology SA*	29,465,912
285,250	Walt Disney Co.	32,250,365
		683,784,070
	Pharmaceuticals, Biotechnology & Life Sciences - 5.1%
136,731	Charles River Laboratories International, Inc.*	22,527,800
279,830	Danaher Corp.	62,329,334
64,738	Eli Lilly & Co.	52,507,697
247,473	Exact Sciences Corp.*	13,870,862
424,987	Gilead Sciences, Inc.	41,308,736
376,857	Merck & Co., Inc.	37,241,009
113,256	Natera, Inc.*	20,037,251
878,160	Perrigo Co. PLC	21,874,966
1,566,071	Pfizer, Inc.	41,532,203
26,160	Vertex Pharmaceuticals, Inc.*	12,077,549
		325,307,407
	Real Estate Management & Development - 0.2%
169,581	Zillow Group, Inc. Class C*	13,942,950
	Semiconductors & Semiconductor Equipment - 9.8%
894,487	Allegro MicroSystems, Inc.*	21,548,192
83,581	ARM Holdings PLC ADR*	13,335,349
586,635	Broadcom, Inc.	129,804,726
163,425	Marvell Technology, Inc.	18,444,146
243,457	MKS Instruments, Inc.	27,578,809
2,514,126	NVIDIA Corp.	301,871,109
126,717	NXP Semiconductors NV	26,426,830
176,936	QUALCOMM, Inc.	30,597,542
322,827	Texas Instruments, Inc.	59,597,092
		629,203,795
	Software & Services - 8.8%
190,041	Accenture PLC Class A	73,156,283
21,597	AppLovin Corp. Class A*	7,982,035
41,833	Atlassian Corp. Class A*	12,833,528
560,867	Cognizant Technology Solutions Corp. Class A	46,333,223
86,617	DocuSign, Inc.*	8,378,462
76,748	GoDaddy, Inc. Class A*	16,320,462
650,105	Informatica, Inc. Class A*	16,694,696
95,059	Intuit, Inc.	57,178,939
614,380	Microsoft Corp.	255,004,563
1,477	Rubicon Earnout Shares*(1)(2)	1
157,544	Rubicon TRA Placeholder*(1)(2)	10,240
59,825	Salesforce, Inc.	20,442,203
33,409	ServiceNow, Inc.*	34,023,058
128,671	Shopify, Inc. Class A*	15,028,773
		563,386,466
	Technology Hardware & Equipment - 7.7%
1,692,124	Apple, Inc.	399,341,264
294,133	Arista Networks, Inc.*	33,892,946
192,600	Belden, Inc.	22,432,122
909,397	Flex Ltd.*	37,876,385
		493,542,717
	Transportation - 2.6%
939,925	Delta Air Lines, Inc.	63,228,755
Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.0% - (continued)
	Transportation - 2.6% - (continued)
1,301,985	Knight-Swift Transportation Holdings, Inc.		$74,330,323
107,891	Union Pacific Corp.		26,734,311
			164,293,389
	Utilities - 1.8%
312,418	Atmos Energy Corp.		44,522,689
707,137	NiSource, Inc.		26,376,210
520,033	Sempra		43,126,337
			114,025,236
	Total Common Stocks (cost $4,365,500,744)		$6,271,591,662
CONVERTIBLE PREFERRED STOCKS - 0.0%
	Health Care Equipment & Services - 0.0%
566,622	Lumeris Group Holdings Corp.*(1)(2)(4)		$997,255
	Software & Services - 0.0%
77,707	Lookout, Inc. Series F*(1)(2)(4)		492,662
	Total Convertible Preferred Stocks (cost $1,783,654)		$1,489,917
	Total Long-Term Investments (cost $4,367,284,398)		$6,273,081,579
SHORT-TERM INVESTMENTS - 0.6%
	Repurchase Agreements - 0.4%
$ 27,265,479
Fixed Income Clearing Corp. Repurchase
Agreement dated 01/31/2025 at 4.34%,
due on 02/03/2025 with a maturity value
of $27,275,340; collateralized by
U.S. Treasury Bond at 1.88%, maturing
11/15/2051, with a market value of
$27,810,809
			$27,265,479
	Securities Lending Collateral - 0.2%
1,438,185	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.31%(5)		1,438,185
4,793,950	HSBC U.S. Government Money Market Fund, Institutional Class, 4.31%(5)		4,793,950
1,438,185	Invesco Government & Agency Portfolio, Institutional Class, 4.31%(5)		1,438,185
1,438,185	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.31%(5)		1,438,185
			9,108,505
	Total Short-Term Investments (cost $36,373,984)		$36,373,984
	Total Investments (cost $4,403,658,382)	98.6%	$6,309,455,563
	Other Assets and Liabilities	1.4%	92,079,096
	Net Assets	100.0%	$6,401,534,659
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

28

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $36,645,321 or 0.6% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
06/2015	HF Global, Inc.	806,800	$10,846,942	$16,829,848
07/2014	Lookout, Inc. Series F Convertible Preferred	77,707	887,655	492,662
05/2014	Lumeris Group Holdings Corp. Convertible Preferred	566,622	895,999	997,255
09/2015	Rubicon Earnout Shares	1,477	—	1
09/2015	Rubicon TRA Placeholder	157,544	—	10,240
11/2013	Tory Burch LLC	316,327	24,792,580	18,315,315
			$37,423,176	$36,645,321

(2)	Investment valued using significant unobservable inputs.
(3)	Represents entire or partial securities on loan.
(4)	Currently no rate available.
(5)	Current yield as of period end.

Futures Contracts Outstanding at January 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	356	03/21/2025	$107,997,050	$1,124,030
Total futures contracts				$1,124,030
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$6,271,591,662	$6,236,436,258	$—	$35,155,404
Convertible Preferred Stocks	1,489,917	—	—	1,489,917
Short-Term Investments	36,373,984	9,108,505	27,265,479	—
Futures Contracts(2)	1,124,030	1,124,030	—	—
Total	$6,310,579,593	$6,246,668,793	$27,265,479	$36,645,321

(1)	For the period ended January 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2025 is not presented.

29

The Hartford Checks and Balances Fund
Schedule of Investments
January 31, 2025  (Unaudited)

Shares or Principal Amount			Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.7%
	Domestic Equity Funds - 66.7%
10,756,066	The Hartford Capital Appreciation Fund, Class F		$475,202,996
13,880,035	The Hartford Dividend and Growth Fund, Class F		476,918,007
	Total Domestic Equity Funds (cost $710,469,448)		$952,121,003
	Taxable Fixed Income Funds - 33.0%
14,072,057	Hartford Total Return Bond ETF		470,147,425
	Total Affiliated Investment Companies (cost $1,240,724,104)		$1,422,268,428
	Total Investments (cost $1,240,724,104)	99.7%	$1,422,268,428
	Other Assets and Liabilities	0.3%	4,266,020
	Net Assets	100.0%	$1,426,534,448
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
A summary of affiliate fund transactions for the period ended January 31, 2025 is as follows:
Affiliated Investment Companies	Beginning Value as of November 1, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of January 31, 2025	Shares as of January 31, 2025	Dividend Income	Capital Gains Distribution
Hartford Total Return Bond ETF	$463,264,789	$12,507,757	$—	$—	$(5,625,121)	$470,147,425	14,072,057	$5,946,021	$—
The Hartford Capital Appreciation Fund, Class F	466,386,945	55,839,129	27,430,458	2,511,606	(22,104,226)	475,202,996	10,756,066	4,005,856	43,184,639
The Hartford Dividend and Growth Fund, Class F	469,711,707	52,316,875	15,873,694	1,138,018	(30,374,899)	476,918,007	13,880,035	3,495,856	39,134,796
Total	$1,399,363,441	$120,663,761	$43,304,152	$3,649,624	$(58,104,246)	$1,422,268,428	38,708,158	$13,447,733	$82,319,435
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$1,422,268,428	$1,422,268,428	$—	$—
Total	$1,422,268,428	$1,422,268,428	$—	$—

(1)	For the period ended January 31, 2025, there were no transfers in and out of Level 3.

30

Hartford Climate Opportunities Fund
Schedule of Investments
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.1%
	Canada - 0.6%
7,067	Canadian National Railway Co.	$738,234
	Chile - 0.4%
22,308	Antofagasta PLC	473,028
	China - 2.9%
58,433	BYD Co. Ltd. Class H	2,053,355
26,300	Contemporary Amperex Technology Co. Ltd. Class A	937,711
115,860	LONGi Green Energy Technology Co. Ltd. Class A	237,648
54,000	Shenzhen Inovance Technology Co. Ltd. Class A	449,603
		3,678,317
	Denmark - 0.7%
66,951	Vestas Wind Systems AS*	920,886
	France - 1.1%
13,577	Legrand SA	1,384,214
	Germany - 6.0%
13,608	Bayerische Motoren Werke AG	1,105,100
27,366	Daimler Truck Holding AG	1,205,129
56,063	Infineon Technologies AG	1,843,267
1,598	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	866,168
11,781	Siemens AG	2,525,564
		7,545,228
	Ireland - 0.8%
13,717	Kingspan Group PLC	951,571
	Italy - 1.0%
17,950	Prysmian SpA	1,248,585
	Japan - 5.6%
5,500	Daikin Industries Ltd.	646,036
134,046	Hitachi Ltd.	3,369,972
1,600	Keyence Corp.	689,134
58,900	Sekisui Chemical Co. Ltd.	976,125
6,600	Shimano, Inc.	926,150
14,200	Sumitomo Forestry Co. Ltd.	485,437
		7,092,854
	Norway - 2.2%
63,286	Mowi ASA	1,270,898
177,041	Norsk Hydro ASA	1,044,180
33,213	TOMRA Systems ASA	490,921
		2,805,999
	Portugal - 0.6%
39,545	Jeronimo Martins SGPS SA	781,507
	South Korea - 0.5%
4,193	Samsung SDI Co. Ltd.	635,314
	Spain - 0.9%
1,424	Iberdrola SA*	20,150
82,602	Iberdrola SA	1,167,295
		1,187,445
	Sweden - 0.2%
62,199	Nibe Industrier AB Class B	249,198
	Switzerland - 1.8%
18,981	ABB Ltd.	1,033,561
8,751	TE Connectivity PLC	1,294,885
		2,328,446
	Taiwan - 1.4%
118,000	Chroma ATE, Inc.	1,328,831
112,429	Giant Manufacturing Co. Ltd.	496,996
		1,825,827
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.1% - (continued)
	United Kingdom - 1.5%
237,579	Kingfisher PLC	$721,771
95,085	National Grid PLC	1,153,500
		1,875,271
	United States - 69.9%
6,622	Acuity Brands, Inc.	2,201,087
6,508	Advanced Drainage Systems, Inc.	786,882
2,988	Albemarle Corp.	251,560
18,600	Alphabet, Inc. Class A	3,794,772
16,379	Amazon.com, Inc.*	3,892,961
6,962	American Water Works Co., Inc.	867,744
3,872	Analog Devices, Inc.	820,438
4,111	ARM Holdings PLC ADR*	655,910
7,635	Atkore, Inc.	621,794
26,608	AZEK Co., Inc.*	1,363,128
7,845	Boise Cascade Co.	989,725
2,751	Carlisle Cos., Inc.	1,071,404
13,042	Carrier Global Corp.	852,686
4,236	Chubb Ltd.	1,151,684
8,008	Clean Harbors, Inc.*	1,865,864
2,835	Comfort Systems USA, Inc.	1,238,186
11,491	Core & Main, Inc. Class A*	648,552
4,759	Deere & Co.	2,267,949
10,520	Ecolab, Inc.	2,631,999
2,149	EMCOR Group, Inc.	962,881
3,642	Enphase Energy, Inc.*	226,824
30,744	Eversource Energy	1,773,314
49,852	Exelon Corp.	1,994,080
7,224	Ferguson Enterprises, Inc.	1,308,411
5,764	First Solar, Inc.*	965,585
15,238	Fluence Energy, Inc.*	198,246
4,587	GE Vernova, Inc.	1,710,401
60,664	HA Sustainable Infrastructure Capital, Inc.	1,699,199
23,823	Kroger Co.	1,468,450
2,655	Lennox International, Inc.	1,572,875
3,411	Lowe's Cos., Inc.	886,996
8,520	Microsoft Corp.	3,536,311
4,140	Moody's Corp.	2,067,682
21,787	NextEra Energy, Inc.	1,559,078
16,290	NEXTracker, Inc. Class A*	821,342
16,495	nVent Electric PLC	1,073,660
11,564	ON Semiconductor Corp.*	605,260
13,482	Procore Technologies, Inc.*	1,072,628
9,359	PTC, Inc.*	1,810,779
8,501	Public Service Enterprise Group, Inc.	710,173
10,465	Republic Services, Inc.	2,269,545
26,992	Rollins, Inc.	1,336,104
3,899	S&P Global, Inc.	2,032,978
9,698	Schneider Electric SE	2,459,652
14,025	Sempra	1,163,093
32,695	Smurfit WestRock PLC	1,735,778
16,245	Swiss Re AG	2,480,080
2,228	Synopsys, Inc.*	1,170,769
4,355	TopBuild Corp.*	1,492,371
8,973	Uber Technologies, Inc.*	599,845
31,917	UL Solutions, Inc. Class A	1,720,645
5,613	Union Pacific Corp.	1,390,845
11,436	Veralto Corp.	1,182,368
7,451	Verisk Analytics, Inc.	2,141,715
10,616	Vertiv Holdings Co. Class A	1,242,284
8,708	Waste Management, Inc.	1,918,024
3,490	Watsco, Inc.	1,670,279
10,973	Westinghouse Air Brake Technologies Corp.	2,281,506

31

Hartford Climate Opportunities Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.1% - (continued)
	United States - 69.9% - (continued)
32,729	Weyerhaeuser Co. REIT		$1,002,162
9,696	Xylem, Inc.		1,202,692
			88,491,235
	Total Common Stocks (cost $100,823,410)		$124,213,159
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.3%
$ 393,141
Fixed Income Clearing Corp. Repurchase
Agreement dated 01/31/2025 at 4.34%, due
on 02/03/2025 with a maturity value of
$393,283; collateralized by U.S. Treasury Note
at 0.63%, maturing 05/15/2030, with a market
value of $401,118
			$393,141
	Total Short-Term Investments (cost $393,141)		$393,141
	Total Investments (cost $101,216,551)	98.4%	$124,606,300
	Other Assets and Liabilities	1.6%	2,033,990
	Net Assets	100.0%	$126,640,290
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$124,213,159	$87,637,027	$36,576,132	$—
Short-Term Investments	393,141	—	393,141	—
Total	$124,606,300	$87,637,027	$36,969,273	$—

(1)	For the period ended January 31, 2025, there were no transfers in and out of Level 3.

32

The Hartford Conservative Allocation Fund
Schedule of Investments
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.5%
	Domestic Equity Funds - 26.9%
263,067	Hartford Core Equity Fund, Class F	$14,295,066
292,309	Hartford Large Cap Growth ETF*	7,111,878
224,925	Hartford Small Cap Value Fund, Class F	2,870,046
60,696	Hartford US Quality Growth ETF	3,294,385
70,529	Hartford US Value ETF	3,562,116
299,008	The Hartford Equity Income Fund, Class F	6,138,630
105,972	The Hartford Small Company Fund, Class F*	2,532,741
	Total Domestic Equity Funds (cost $31,396,610)	$39,804,862
	International/Global Equity Funds - 10.4%
129,885	Hartford Multifactor Developed Markets (ex-US) ETF	3,817,697
108,360	Hartford Schroders Emerging Markets Equity Fund, Class F	1,836,695
218,092	Hartford Schroders International Contrarian Value Fund, Class F	2,813,392
146,018	The Hartford International Growth Fund, Class F	2,569,919
235,144	The Hartford International Opportunities Fund, Class F	4,430,115
	Total International/Global Equity Funds (cost $14,512,555)	$15,467,818
	Taxable Fixed Income Funds - 62.2%
824,060	Hartford Core Bond ETF	28,468,966
1,643,658	Hartford Schroders Core Fixed Income Fund, Class F	13,888,911
184,558	Hartford Strategic Income ETF	6,375,002
715,423	The Hartford Inflation Plus Fund, Class F	7,325,931
Shares or Principal Amount			Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.5% - (continued)
	Taxable Fixed Income Funds - 62.2% - (continued)
1,252,353	The Hartford Strategic Income Fund, Class F		$9,856,015
2,622,235	The Hartford World Bond Fund, Class F		26,379,684
	Total Taxable Fixed Income Funds (cost $96,507,749)		$92,294,509
	Total Affiliated Investment Companies (cost $142,416,914)		$147,567,189
	Total Investments (cost $142,416,914)	99.5%	$147,567,189
	Other Assets and Liabilities	0.5%	744,291
	Net Assets	100.0%	$148,311,480
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
A summary of affiliate fund transactions for the period ended January 31, 2025 is as follows:
Affiliated Investment Companies	Beginning Value as of November 1, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of January 31, 2025	Shares as of January 31, 2025	Dividend Income	Capital Gains Distribution
Hartford Core Bond ETF	$29,823,229	$—	$1,003,536	$(187,712)	$(163,015)	$28,468,966	824,060	$370,931	$—
Hartford Core Equity Fund, Class F	14,936,357	1,706,508	2,092,326	(13,636)	(241,837)	14,295,066	263,067	109,981	1,124,190
Hartford Large Cap Growth ETF	7,911,127	—	1,703,536	120,473	783,814	7,111,878	292,309	—	—
Hartford Multifactor Developed Markets (ex-US) ETF	3,816,021	—	—	—	1,676	3,817,697	129,885	75,014	—
Hartford Schroders Core Fixed Income Fund, Class F	19,978,172	459,335	6,243,137	(545,428)	239,969	13,888,911	1,643,658	214,961	—
Hartford Schroders Emerging Markets Equity Fund, Class F	1,877,657	89,610	86,977	(4,766)	(38,829)	1,836,695	108,360	24,613	—
Hartford Schroders International Contrarian Value Fund, Class F	3,051,200	310,201	466,454	(20,632)	(60,923)	2,813,392	218,092	56,088	43,063
Hartford Small Cap Value Fund, Class F	2,269,567	1,052,032	484,080	23,161	9,366	2,870,046	224,925	40,097	61,361
Hartford Strategic Income ETF	6,415,790	—	—	—	(40,788)	6,375,002	184,558	145,024	—
Hartford US Quality Growth ETF	3,046,563	—	—	—	247,822	3,294,385	60,696	4,181	—
Hartford US Value ETF	3,468,405	—	—	—	93,711	3,562,116	70,529	16,574	—
The Hartford Equity Income Fund, Class F	6,844,935	908,047	1,222,319	(72,358)	(319,675)	6,138,630	299,008	50,127	483,292
The Hartford Growth Opportunities Fund, Class F	—	—	33	33	—	—	—	—	—
The Hartford Inflation Plus Fund, Class F	6,155,800	1,624,893	441,333	(16,056)	2,627	7,325,931	715,423	34,289	—
The Hartford International Growth Fund, Class F	2,664,330	13,797	221,351	4,385	108,758	2,569,919	146,018	13,267	—

33

The Hartford Conservative Allocation Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Affiliated Investment Companies	Beginning Value as of November 1, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of January 31, 2025	Shares as of January 31, 2025	Dividend Income	Capital Gains Distribution
The Hartford International Opportunities Fund, Class F	$4,554,290	$104,335	$287,334	$(3,912)	$62,736	$4,430,115	235,144	$76,510	$—
The Hartford Small Company Fund, Class F	2,241,186	500,277	372,704	27,296	136,686	2,532,741	105,972	—	—
The Hartford Strategic Income Fund, Class F	10,459,858	293,149	845,501	(98,961)	47,470	9,856,015	1,252,353	205,380	—
The Hartford World Bond Fund, Class F	23,029,109	5,691,475	2,223,070	(84,958)	(32,872)	26,379,684	2,622,235	408,817	—
Total	$152,543,596	$12,753,659	$17,693,691	$(873,071)	$836,696	$147,567,189	9,396,292	$1,845,854	$1,711,906
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$147,567,189	$147,567,189	$—	$—
Total	$147,567,189	$147,567,189	$—	$—

(1)	For the period ended January 31, 2025, there were no transfers in and out of Level 3.

34

Hartford Core Equity Fund
Schedule of Investments
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4%
	Automobiles & Components - 1.6%
418,502	Tesla, Inc.*	$169,325,909
	Banks - 5.4%
3,284,569	Bank of America Corp.	152,075,545
987,121	JP Morgan Chase & Co.	263,857,443
2,203,649	Wells Fargo & Co.	173,647,541
		589,580,529
	Capital Goods - 7.3%
513,312	AMETEK, Inc.	94,736,863
387,994	Builders FirstSource, Inc.*	64,903,636
167,245	Deere & Co.	79,702,277
635,037	Emerson Electric Co.	82,523,058
250,398	GE Vernova, Inc.	93,368,406
335,095	General Dynamics Corp.	86,112,713
252,006	IDEX Corp.	56,527,466
977,361	Ingersoll Rand, Inc.	91,676,462
1,088,745	RTX Corp.	140,393,668
		789,944,549
	Commercial & Professional Services - 0.9%
458,964	Republic Services, Inc.	99,535,523
	Consumer Discretionary Distribution & Retail - 7.1%
2,405,109	Amazon.com, Inc.*	571,646,307
34,019	AutoZone, Inc.*	113,970,794
691,758	TJX Cos., Inc.	86,324,481
		771,941,582
	Consumer Durables & Apparel - 1.2%
373,872	Lennar Corp. Class A	49,066,961
1,092,960	NIKE, Inc. Class B	84,048,624
		133,115,585
	Consumer Services - 2.2%
393,205	Marriott International, Inc. Class A	114,261,441
436,764	McDonald's Corp.	126,093,767
		240,355,208
	Consumer Staples Distribution & Retail - 0.5%
560,519	BJ's Wholesale Club Holdings, Inc.*	55,519,407
	Energy - 2.8%
1,074,391	ConocoPhillips	106,182,062
452,334	Expand Energy Corp.	45,957,134
1,441,532	Exxon Mobil Corp.	153,998,864
		306,138,060
	Equity Real Estate Investment Trusts (REITs) - 1.8%
714,953	Iron Mountain, Inc. REIT	72,617,776
186,936	Millrose Properties, Inc. REIT, Class A*(1)	2,067,512
883,618	Welltower, Inc. REIT	120,596,185
		195,281,473
	Financial Services - 4.6%
423,861	American Express Co.	134,554,674
481,692	Mastercard, Inc. Class A	267,546,188
1,190,079	Nasdaq, Inc.	97,991,105
		500,091,967
	Food, Beverage & Tobacco - 1.4%
2,159,130	Brown-Forman Corp. Class B	71,272,881
1,626,846	Monster Beverage Corp.*	79,243,669
		150,516,550
	Health Care Equipment & Services - 6.0%
1,148,915	Abbott Laboratories	146,980,696
1,499,467	Boston Scientific Corp.*	153,485,442
486,539	Cencora, Inc.	123,683,079
413,543	UnitedHealth Group, Inc.	224,342,942
		648,492,159
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Household & Personal Products - 2.2%
575,660	Estee Lauder Cos., Inc. Class A	$48,027,314
1,157,594	Procter & Gamble Co.	192,149,028
		240,176,342
	Insurance - 2.4%
721,644	Arch Capital Group Ltd.	67,163,407
298,896	Chubb Ltd.	81,263,844
460,502	Progressive Corp.	113,486,113
		261,913,364
	Materials - 2.6%
292,251	Linde PLC	130,379,016
533,454	RPM International, Inc.	67,535,277
230,482	Sherwin-Williams Co.	82,549,433
		280,463,726
	Media & Entertainment - 9.2%
2,768,828	Alphabet, Inc. Class A	564,896,289
384,907	Meta Platforms, Inc. Class A	265,270,206
174,158	Netflix, Inc.*	170,110,568
		1,000,277,063
	Pharmaceuticals, Biotechnology & Life Sciences - 6.4%
442,978	Danaher Corp.	98,668,920
282,297	Eli Lilly & Co.	228,965,451
1,621,994	Merck & Co., Inc.	160,285,447
155,752	Thermo Fisher Scientific, Inc.	93,100,758
248,897	Vertex Pharmaceuticals, Inc.*	114,910,767
		695,931,343
	Semiconductors & Semiconductor Equipment - 10.1%
1,381,541	Broadcom, Inc.	305,693,577
153,728	KLA Corp.	113,488,159
4,969,488	NVIDIA Corp.	596,686,424
450,210	Texas Instruments, Inc.	83,113,268
		1,098,981,428
	Software & Services - 10.2%
253,921	Accenture PLC Class A	97,746,889
1,659,131	Microsoft Corp.	688,638,913
211,488	Roper Technologies, Inc.	121,743,067
431,049	Salesforce, Inc.	147,289,443
227,995	Workday, Inc. Class A*	59,748,370
		1,115,166,682
	Technology Hardware & Equipment - 9.6%
3,478,227	Apple, Inc.	820,861,572
463,078	CDW Corp.	92,217,353
278,846	Motorola Solutions, Inc.	130,848,485
		1,043,927,410
	Telecommunication Services - 0.9%
444,103	T-Mobile U.S., Inc.	103,462,676
	Utilities - 3.0%
809,484	Atmos Energy Corp.	115,359,565
5,959,988	PG&E Corp.	93,273,812
1,219,114	WEC Energy Group, Inc.	121,009,256
		329,642,633
	Total Common Stocks (cost $5,580,343,433)	$10,819,781,168

35

Hartford Core Equity Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.1%
	Repurchase Agreements - 0.1%
$ 14,234,122
Fixed Income Clearing Corp. Repurchase
Agreement dated 01/31/2025 at 4.34%,
due on 02/03/2025 with a maturity value
of $14,239,270; collateralized by
U.S. Treasury Inflation Index Note at
1.63%, maturing 10/15/2029, with a
market value of $12,355,069 and
U.S. Treasury Note at 4.00%, maturing
02/28/2030, with a market value of
$2,163,903
			$14,234,122
	Total Short-Term Investments (cost $14,234,122)		$14,234,122
	Total Investments (cost $5,594,577,555)	99.5%	$10,834,015,290
	Other Assets and Liabilities	0.5%	56,641,606
	Net Assets	100.0%	$10,890,656,896
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Investment valued using significant unobservable inputs.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$10,819,781,168	$10,817,713,656	$—	$2,067,512
Short-Term Investments	14,234,122	—	14,234,122	—
Total	$10,834,015,290	$10,817,713,656	$14,234,122	$2,067,512

(1)	For the period ended January 31, 2025, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2025 is not presented.

36

The Hartford Dividend and Growth Fund
Schedule of Investments
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.4%
	Banks - 9.1%
9,976,309	Bank of America Corp.	$461,903,107
2,678,460	JP Morgan Chase & Co.	715,952,358
6,593,420	Wells Fargo & Co.	519,561,496
		1,697,416,961
	Capital Goods - 8.5%
1,720,576	Airbus SE	297,610,477
429,941	Boeing Co.*	75,893,186
879,538	General Dynamics Corp.	226,023,675
1,019,614	Honeywell International, Inc.	228,108,044
543,534	Lockheed Martin Corp.	251,629,065
2,501,943	Otis Worldwide Corp.	238,735,401
1,269,414	Westinghouse Air Brake Technologies Corp.	263,936,559
		1,581,936,407
	Consumer Discretionary Distribution & Retail - 4.0%
635,149	Home Depot, Inc.	261,668,685
867,461	Lowe's Cos., Inc.	225,574,559
2,108,418	TJX Cos., Inc.	263,109,482
		750,352,726
	Consumer Services - 1.2%
23,763	Booking Holdings, Inc.	112,578,638
953,269	Starbucks Corp.	102,648,006
		215,226,644
	Energy - 5.9%
757,303	Chevron Corp.	112,982,035
1,933,105	ConocoPhillips	191,048,767
9,375,472	Coterra Energy, Inc.	259,888,084
4,229,914	TotalEnergies SE ADR	245,461,909
5,221,691	Williams Cos., Inc.	289,438,332
		1,098,819,127
	Equity Real Estate Investment Trusts (REITs) - 2.7%
736,188	American Tower Corp. REIT	136,157,971
816,014	AvalonBay Communities, Inc. REIT	180,755,261
599,059	Public Storage REIT	178,807,130
		495,720,362
	Financial Services - 6.7%
992,884	American Express Co.	315,191,026
184,667	Blackrock, Inc.	198,609,358
2,521,830	Morgan Stanley	349,096,927
389,397	S&P Global, Inc.	203,035,490
528,067	Visa, Inc. Class A	180,493,301
		1,246,426,102
	Food, Beverage & Tobacco - 3.8%
6,084,374	Keurig Dr. Pepper, Inc.	195,308,406
2,806,606	Philip Morris International, Inc.	365,420,101
2,619,211	Tyson Foods, Inc. Class A	147,959,229
		708,687,736
	Health Care Equipment & Services - 5.9%
413,728	Becton Dickinson & Co.	102,439,053
588,950	Elevance Health, Inc.	233,047,515
738,533	HCA Healthcare, Inc.	243,649,422
972,386	UnitedHealth Group, Inc.	527,509,681
		1,106,645,671
	Household & Personal Products - 2.8%
21,998,094	Haleon PLC	102,537,760
5,807,276	Haleon PLC ADR	54,994,904
6,439,068	Kenvue, Inc.	137,087,757
4,117,068	Unilever PLC ADR	236,237,362
		530,857,783
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.4% - (continued)
	Insurance - 2.7%
2,670,226	American International Group, Inc.	$196,688,847
431,003	Chubb Ltd.	117,181,096
2,228,762	Principal Financial Group, Inc.	183,761,427
		497,631,370
	Materials - 2.8%
19,873,176	Amcor PLC	193,167,271
3,509,068	BHP Group Ltd. ADR(1)	172,470,692
2,830,391	FMC Corp.	157,879,210
		523,517,173
	Media & Entertainment - 6.8%
3,819,064	Alphabet, Inc. Class A	779,165,437
2,248,420	Omnicom Group, Inc.	195,140,372
2,565,054	Walt Disney Co.	290,005,005
		1,264,310,814
	Pharmaceuticals, Biotechnology & Life Sciences - 7.7%
1,229,306	Agilent Technologies, Inc.	186,264,445
3,292,897	AstraZeneca PLC ADR	233,005,392
3,527,353	Gilead Sciences, Inc.	342,858,711
2,356,562	Merck & Co., Inc.	232,875,457
2,019,731	Novartis AG ADR	211,506,230
8,758,509	Pfizer, Inc.	232,275,659
		1,438,785,894
	Semiconductors & Semiconductor Equipment - 5.1%
1,673,915	NXP Semiconductors NV	349,094,973
1,833,409	QUALCOMM, Inc.	317,051,418
1,495,258	Texas Instruments, Inc.	276,039,580
		942,185,971
	Software & Services - 8.6%
622,981	Accenture PLC Class A	239,816,536
3,981,519	Cognizant Technology Solutions Corp. Class A	328,913,284
2,162,000	Microsoft Corp.	897,359,720
247,529	Roper Technologies, Inc.	142,490,069
		1,608,579,609
	Technology Hardware & Equipment - 5.2%
2,386,021	Apple, Inc.	563,100,956
6,698,812	Cisco Systems, Inc.	405,948,007
		969,048,963
	Transportation - 2.0%
3,017,885	Delta Air Lines, Inc.	203,013,124
991,226	JB Hunt Transport Services, Inc.	169,717,716
		372,730,840
	Utilities - 5.9%
3,185,092	American Electric Power Co., Inc.	313,285,649
2,050,572	Duke Energy Corp.	229,643,558
7,502,636	Exelon Corp.	300,105,440
3,188,092	Sempra	264,388,470
		1,107,423,117
	Total Common Stocks (cost $11,860,012,604)	$18,156,303,270

37

The Hartford Dividend and Growth Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.7%
	Repurchase Agreements - 0.5%
$ 105,576,844
Fixed Income Clearing Corp. Repurchase
Agreement dated 01/31/2025 at
4.34%, due on 02/03/2025 with a
maturity value of $105,615,028;
collateralized by U.S. Treasury
Inflation Index Note at 1.63%,
maturing 10/15/2029, with a market
value of $11,025,132 and
U.S. Treasury Notes at 0.50%-4.63%,
maturing 06/15/2027-09/30/2029, with
a market value of $96,663,419
			$105,576,844
	Securities Lending Collateral - 0.2%
5,133,870	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.31%(2)		5,133,870
17,112,900	HSBC U.S. Government Money Market Fund, Institutional Class, 4.31%(2)		17,112,900
5,133,870	Invesco Government & Agency Portfolio, Institutional Class, 4.31%(2)		5,133,870
5,133,870	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.31%(2)		5,133,870
			32,514,510
	Total Short-Term Investments (cost $138,091,354)		$138,091,354
	Total Investments (cost $11,998,103,958)	98.1%	$18,294,394,624
	Other Assets and Liabilities	1.9%	355,598,832
	Net Assets	100.0%	$18,649,993,456
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$18,156,303,270	$17,756,155,033	$400,148,237	$—
Short-Term Investments	138,091,354	32,514,510	105,576,844	—
Total	$18,294,394,624	$17,788,669,543	$505,725,081	$—

(1)	For the period ended January 31, 2025, there were no transfers in and out of Level 3.

38

Hartford Dynamic Bond Fund
Schedule of Investments
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.4%
	Auto Manufacturers - 1.4%
$ 9,015,000	Daimler Truck Finance North America LLC 5.25%, 01/13/2030(1)	$9,036,976
	Ford Motor Credit Co. LLC
4,245,000	5.30%, 09/06/2029	4,167,980
13,305,000	5.88%, 11/07/2029	13,326,515
		26,531,471
	Beverages - 0.4%
8,110,000	Bacardi-Martini BV 5.55%, 02/01/2030(1)	8,195,950
	Chemicals - 1.7%
	Braskem Netherlands Finance BV
14,670,000	4.50%, 01/31/2030(2)	12,545,258
4,555,000	8.00%, 10/15/2034(1)	4,395,787
	Chemours Co.
5,220,000	4.63%, 11/15/2029(1)	4,634,763
4,625,000	5.75%, 11/15/2028(1)	4,387,924
2,268,000	Linde, Inc. 2.00%, 08/10/2050	1,188,169
3,665,000	Tronox, Inc. 4.63%, 03/15/2029(1)	3,319,211
		30,471,112
	Commercial Banks - 3.9%
12,430,000	Bank of America Corp. 5.16%, 01/24/2031, (5.16% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.00% thereafter)(3)	12,468,524
	BBVA Bancomer SA
8,790,000	8.13%, 01/08/2039, (8.13% fixed rate until 01/08/2034; 5 yr. USD CMT + 4.21% thereafter)(1)(3)	8,904,472
4,100,000	8.45%, 06/29/2038, (8.45% fixed rate until 06/29/2033; 5 yr. USD CMT + 4.66% thereafter)(1)(3)	4,241,343
4,385,000	BNP Paribas SA 7.38%, 09/10/2034, (7.38% fixed rate until 09/10/2034; 5 yr. USD CMT + 3.54% thereafter)(1)(3)(4)	4,391,341
9,125,000	BPCE SA 5.88%, 01/14/2031, (5.88% fixed rate until 01/14/2030; 6 mo. USD SOFR + 1.68% thereafter)(1)(3)	9,265,866
9,965,000	Goldman Sachs Group, Inc. 5.21%, 01/28/2031, (5.21% fixed rate until 01/28/2030; 6 mo. USD SOFR + 1.08% thereafter)(3)	9,985,683
4,150,000	HSBC Holdings PLC 6.95%, 03/11/2034, (6.95% fixed rate until 03/11/2034; 5 yr. USD CMT + 3.19% thereafter)(3)(4)	4,156,968
10,980,000	Intesa Sanpaolo SpA 4.95%, 06/01/2042, (4.95% fixed rate until 06/01/2041; 1 yr. USD CMT + 2.75% thereafter)(1)(3)	8,692,347
2,480,000	JP Morgan Chase & Co. 5.14%, 01/24/2031, (5.14% fixed rate until 01/24/2030; 6 mo. USD SOFR + 0.90% thereafter)(3)	2,489,875
4,185,000	UBS Group AG 6.85%, 09/10/2029, (6.85% fixed rate until 09/10/2029; 5 yr. USD ICE Swap + 3.63% thereafter)(1)(3)(4)	4,194,358
3,015,000	Wells Fargo & Co. 5.24%, 01/24/2031, (5.24% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.11% thereafter)(3)	3,030,328
		71,821,105
	Commercial Services - 1.2%
	Adani Ports & Special Economic Zone Ltd.
15,365,000	3.10%, 02/02/2031(2)	12,114,671
1,525,000	3.83%, 02/02/2032(2)	1,224,118
4,515,000	ADT Security Corp. 4.13%, 08/01/2029(1)	4,242,191
2,969,000	Ashtead Capital, Inc. 2.45%, 08/12/2031(1)	2,494,282
2,042,000	S&P Global, Inc. 2.30%, 08/15/2060	1,020,117
		21,095,379
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.4% - (continued)
	Construction Materials - 0.2%
$ 4,405,000	Builders FirstSource, Inc. 5.00%, 03/01/2030(1)	$4,218,161
	Diversified Financial Services - 2.4%
17,695,000	AGFC Capital Trust I 6.31%, 01/15/2067, 3 mo. USD Term SOFR + 2.01%(1)(5)	12,474,975
4,345,000	Avolon Holdings Funding Ltd. 5.15%, 01/15/2030(1)	4,282,294
	Capital One Financial Corp.
8,620,000	5.46%, 07/26/2030, (5.46% fixed rate until 07/26/2029; 6 mo. USD SOFR + 1.56% thereafter)(3)	8,694,791
4,535,000	6.18%, 01/30/2036, (6.18% fixed rate until 01/30/2035; 6 mo. USD SOFR + 2.04% thereafter)(3)	4,554,823
4,315,000	Citadel LP 6.00%, 01/23/2030(1)	4,361,381
8,925,000	Macquarie Airfinance Holdings Ltd. 5.15%, 03/17/2030(1)	8,779,522
		43,147,786
	Electric - 2.7%
2,080,000	AES Andes SA 6.30%, 03/15/2029(1)	2,109,690
5,091,657	AES Panama Generation Holdings SRL 4.38%, 05/31/2030(2)	4,452,654
1,940,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	1,756,356
10,400,000	Emera U.S. Finance LP 2.64%, 06/15/2031	8,889,490
4,325,000	Niagara Energy SAC 5.75%, 10/03/2034(1)	4,164,422
	Pacific Gas & Electric Co.
16,005,000	2.50%, 02/01/2031	13,459,635
8,334,000	4.55%, 07/01/2030	7,888,500
	Southern California Edison Co.
3,005,000	2.85%, 08/01/2029	2,701,615
5,025,000	3.65%, 02/01/2050	3,442,383
		48,864,745
	Engineering & Construction - 1.0%
	Sitios Latinoamerica SAB de CV
9,325,000	5.38%, 04/04/2032(2)	8,759,803
8,830,000	6.00%, 11/25/2029(1)	8,818,521
		17,578,324
	Entertainment - 1.7%
	Resorts World Las Vegas LLC/RWLV Capital, Inc.
3,000,000	4.63%, 04/16/2029(1)	2,667,772
6,200,000	4.63%, 04/06/2031(1)	5,286,418
	Warnermedia Holdings, Inc.
4,485,000	4.05%, 03/15/2029	4,210,504
12,750,000	5.05%, 03/15/2042	10,261,553
10,735,000	5.14%, 03/15/2052	8,007,055
		30,433,302
	Food - 1.3%
1,455,000	Cencosud SA 5.95%, 05/28/2031(1)	1,464,270
5,550,000	MARB BondCo PLC 3.95%, 01/29/2031(2)	4,729,413
20,490,000	Minerva Luxembourg SA 4.38%, 03/18/2031(2)	17,736,318
		23,930,001
	Forest Products & Paper - 0.5%
5,030,000	LD Celulose International GmbH 7.95%, 01/26/2032(1)	5,120,540
4,685,000	Suzano Austria GmbH 3.75%, 01/15/2031	4,170,674
		9,291,214

39

Hartford Dynamic Bond Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.4% - (continued)
	Hand/Machine Tools - 0.7%
	Regal Rexnord Corp.
$ 4,300,000	6.05%, 04/15/2028	$4,384,976
8,770,000	6.30%, 02/15/2030	9,044,306
		13,429,282
	Healthcare - Services - 0.9%
	Centene Corp.
9,260,000	2.45%, 07/15/2028	8,384,631
9,745,000	3.00%, 10/15/2030	8,437,825
		16,822,456
	Home Builders - 0.1%
1,000,000	M/I Homes, Inc. 3.95%, 02/15/2030	917,161
	Insurance - 2.1%
7,580,000	American National Global Funding 5.55%, 01/28/2030(1)	7,613,803
4,160,000	American National Group, Inc. 5.75%, 10/01/2029	4,167,876
4,365,000	GA Global Funding Trust 5.20%, 12/09/2031(1)	4,271,057
4,680,000	Liberty Mutual Group, Inc. 4.13%, 12/15/2051, (4.13% fixed rate until 09/15/2026; 5 yr. USD CMT + 3.32% thereafter)(1)(3)	4,476,933
	SBL Holdings, Inc.
9,885,000	5.00%, 02/18/2031(1)	8,913,880
9,205,000	7.20%, 10/30/2034(1)	8,916,550
		38,360,099
	Investment Company Security - 2.2%
	Ares Capital Corp.
4,805,000	2.88%, 06/15/2028	4,445,854
13,725,000	5.80%, 03/08/2032	13,612,494
4,680,000	Bain Capital Specialty Finance, Inc. 5.95%, 03/15/2030	4,641,358
13,350,000	Blackstone Private Credit Fund 6.00%, 01/29/2032	13,217,625
4,540,000	Sixth Street Lending Partners 6.13%, 07/15/2030(1)	4,566,055
		40,483,386
	Iron/Steel - 0.4%
3,985,000	Cleveland-Cliffs, Inc. 4.63%, 03/01/2029(1)	3,713,552
5,625,000	CSN Resources SA 4.63%, 06/10/2031(2)	4,399,737
		8,113,289
	Lodging - 0.2%
4,540,000	Las Vegas Sands Corp. 3.90%, 08/08/2029	4,224,298
	Media - 4.4%
	Charter Communications Operating LLC/Charter Communications Operating Capital
21,310,000	2.80%, 04/01/2031	18,097,817
29,610,000	3.85%, 04/01/2061	17,889,680
	Comcast Corp.
8,345,000	2.45%, 08/15/2052	4,511,054
4,885,000	2.65%, 02/01/2030	4,398,415
4,565,000	Grupo Televisa SAB 6.63%, 01/15/2040	4,174,372
	Paramount Global
11,815,000	4.38%, 03/15/2043	8,788,690
9,855,000	4.95%, 01/15/2031	9,335,366
1,275,000	6.25%, 02/28/2057, (6.25% fixed rate until 02/28/2027; 3 mo. USD SOFR + 3.90% thereafter)(3)	1,218,879
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.4% - (continued)
	Media - 4.4% - (continued)
$ 4,155,000	6.88%, 04/30/2036	$4,266,684
9,315,000	Univision Communications, Inc. 4.50%, 05/01/2029(1)	8,482,593
		81,163,550
	Mining - 1.2%
9,390,000	FMG Resources August 2006 Pty. Ltd. 4.38%, 04/01/2031(1)	8,567,752
6,525,000	Glencore Funding LLC 3.38%, 09/23/2051(1)	4,279,952
10,035,000	Stillwater Mining Co. 4.50%, 11/16/2029(1)	8,454,498
		21,302,202
	Oil & Gas - 2.1%
11,140,000	Apache Corp. 4.75%, 04/15/2043	8,735,486
	Ecopetrol SA
10,515,000	4.63%, 11/02/2031	8,785,183
6,160,000	5.88%, 05/28/2045	4,344,763
8,640,000	Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 02/01/2029(1)	8,397,542
4,300,000	Patterson-UTI Energy, Inc. 5.15%, 11/15/2029	4,213,591
	Thaioil Treasury Center Co. Ltd.
4,775,000	3.50%, 10/17/2049(2)	2,924,091
2,320,000	3.75%, 06/18/2050(2)	1,487,699
		38,888,355
	Packaging & Containers - 0.6%
750,000	Graphic Packaging International LLC 3.50%, 03/01/2029(1)	692,297
1,885,000	Klabin Austria GmbH 3.20%, 01/12/2031(1)	1,607,798
4,405,000	Owens-Brockway Glass Container, Inc. 7.38%, 06/01/2032(1)	4,230,928
4,819,000	SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.75%, 08/02/2028(2)(6)	4,397,337
		10,928,360
	Pharmaceuticals - 1.7%
9,375,000	Bayer U.S. Finance II LLC 4.38%, 12/15/2028(1)	9,059,055
	CVS Health Corp.
5,360,000	1.75%, 08/21/2030	4,438,818
9,525,000	3.75%, 04/01/2030	8,843,896
10,065,000	Viatris, Inc. 2.70%, 06/22/2030	8,767,413
		31,109,182
	Pipelines - 1.7%
4,463,000	Columbia Pipelines Holding Co. LLC 5.10%, 10/01/2031(1)	4,382,442
8,830,000	Enbridge, Inc. 5.75%, 07/15/2080, (5.75% fixed rate until 04/15/2030; 5 yr. USD CMT + 5.31% thereafter)(3)	8,596,590
4,410,000	Transcanada Trust 5.60%, 03/07/2082, (5.60% fixed rate until 12/07/2031; 5 yr. USD CMT + 3.99% thereafter)(3)	4,189,677
	Whistler Pipeline LLC
8,700,000	5.40%, 09/30/2029(1)	8,690,373
4,350,000	5.70%, 09/30/2031(1)	4,357,102
		30,216,184
	Real Estate Investment Trusts - 0.9%
5,075,000	GLP Capital LP/GLP Financing II, Inc. 4.00%, 01/15/2030	4,750,115
12,660,000	Trust Fibra Uno 4.87%, 01/15/2030(1)	11,635,979
		16,386,094

40

Hartford Dynamic Bond Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.4% - (continued)
	Retail - 1.0%
$ 13,325,000	Arcos Dorados BV 6.38%, 01/29/2032(1)	$13,343,655
5,250,000	Walgreens Boots Alliance, Inc. 3.20%, 04/15/2030	4,360,073
		17,703,728
	Semiconductors - 1.7%
	Foundry JV Holdco LLC
4,490,000	5.88%, 01/25/2034(1)	4,461,534
8,185,000	5.90%, 01/25/2030(1)	8,372,258
22,420,000	Intel Corp. 3.25%, 11/15/2049	13,543,663
4,960,000	Qorvo, Inc. 3.38%, 04/01/2031(1)	4,294,547
		30,672,002
	Software - 0.7%
9,675,000	Open Text Corp. 3.88%, 12/01/2029(1)	8,871,429
4,595,000	Oracle Corp. 5.25%, 02/03/2032	4,584,477
		13,455,906
	Telecommunications - 0.2%
4,910,000	Vmed O2 U.K. Financing I PLC 4.75%, 07/15/2031(1)	4,313,910
	Transportation - 0.2%
4,380,000	Rumo Luxembourg SARL 4.20%, 01/18/2032(2)	3,749,766
	Total Corporate Bonds (cost $754,738,240)	$757,817,760
FOREIGN GOVERNMENT OBLIGATIONS - 3.1%
	Colombia - 0.7%
	Colombia Government International Bonds
5,220,000	3.00%, 01/30/2030	$4,369,674
8,880,000	7.75%, 11/07/2036	8,678,780
		13,048,454
	Mexico - 1.0%
17,820,000	Mexico Government International Bonds 6.00%, 05/13/2030	17,925,452
	Panama - 0.7%
	Panama Government International Bonds
12,405,000	2.25%, 09/29/2032	8,880,000
7,465,000	4.50%, 04/01/2056	4,564,667
		13,444,667
	Romania - 0.2%
6,640,000	Romania Government International Bonds 4.00%, 02/14/2051(1)	4,172,861
	Saudi Arabia - 0.5%
8,485,000	Saudi Government International Bonds 5.38%, 01/13/2031(1)	8,554,798
	Total Foreign Government Obligations (cost $56,722,234)	$57,146,232
U.S. GOVERNMENT SECURITIES - 42.4%
	U.S. Treasury Securities - 42.4%
	U.S. Treasury Bonds - 2.8%
49,480,000	5.50%, 08/15/2028	$51,586,765
	U.S. Treasury Notes - 39.6%
30,255,000	3.38%, 09/15/2027	29,621,536
55,860,000	3.75%, 08/31/2031	53,682,333
92,070,000	4.13%, 02/15/2027	91,904,561
69,395,000	4.13%, 10/31/2029	68,779,661
125,000,000	4.13%, 08/31/2030	123,383,789
12,230,000	4.13%, 11/30/2031	12,000,687
35,215,000	4.25%, 01/15/2028	35,223,254
Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 42.4% - (continued)
	U.S. Treasury Securities - 42.4% - (continued)
	U.S. Treasury Notes - 39.6% - (continued)
$ 46,055,000	4.63%, 09/30/2028		$46,569,521
260,305,000	4.63%, 04/30/2029(7)		263,345,282
			724,510,624
	Total U.S. Government Securities (cost $778,058,104)		$776,097,389
	Total Long-Term Investments (cost $1,589,518,578)		$1,591,061,381
SHORT-TERM INVESTMENTS - 8.6%
	U.S. Treasury Securities - 8.6%
	U.S. Treasury Bills - 8.6%
81,785,000	3.89%, 02/11/2025(8)		$81,689,357
15,350,000	4.16%, 03/04/2025(8)		15,294,253
34,530,000	4.17%, 03/04/2025(8)		34,404,373
25,090,000	4.24%, 04/08/2025(8)		24,902,773
	Total Short-Term Investments (cost $156,284,238)		$156,290,756
	Total Investments (cost $1,745,802,816)	95.5%	$1,747,352,137
	Other Assets and Liabilities	4.5%	83,213,870
	Net Assets	100.0%	$1,830,566,007
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At January 31, 2025, the aggregate value of these securities was
$325,839,910, representing 17.8% of net assets.

(2)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2025, the aggregate value of these securities was $78,520,865, representing 4.3% of net assets.

(3)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2025. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(4)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(5)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(6)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

41

Hartford Dynamic Bond Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

(7)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of January 31, 2025, the market value of securities pledged was $404,672.
(8)	The rate shown represents current yield to maturity.

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2025
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CDX.NA.HY.S43.V1	USD	4,190,000	5.00%	12/20/2029	Quarterly	$315,055	$—	$366,070	$51,015
Total centrally cleared credit default swap contracts						$315,055	$—	$366,070	$51,015

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$757,817,760	$—	$757,817,760	$—
Foreign Government Obligations	57,146,232	—	57,146,232	—
U.S. Government Securities	776,097,389	—	776,097,389	—
Short-Term Investments	156,290,756	—	156,290,756	—
Swaps - Credit Default(2)	51,015	—	51,015	—
Total	$1,747,403,152	$—	$1,747,403,152	$—

(1)	For the period ended January 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

42

Hartford Emerging Markets Equity Fund
Schedule of Investments
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.0%
	Brazil - 4.0%
1,164,900	Banco do Brasil SA	$5,517,481
304,100	BRF SA	1,139,064
211,200	Embraer SA*	2,157,518
7,740	Lojas Renner SA	18,078
372,800	Marfrig Global Foods SA	1,013,645
247,200	Porto Seguro SA	1,691,554
171,700	Vale SA	1,591,531
456,500	Vibra Energia SA	1,316,996
		14,445,867
	Chile - 0.1%
18,902,100	Latam Airlines Group SA	286,091
	China - 27.3%
492,900	Alibaba Group Holding Ltd.	6,046,148
28,230	Atour Lifestyle Holdings Ltd. ADR	773,784
2,667,600	BAIC Motor Corp. Ltd. Class H(1)	752,033
576,650	Baidu, Inc. Class A*	6,519,882
3,768,405	Bank of China Ltd. Class H	1,949,500
4,658,700	BOE Technology Group Co. Ltd. Class A	2,866,985
30,900	BYD Co. Ltd. Class H	1,085,836
7,809,437	China CITIC Bank Corp. Ltd. Class H	5,578,041
2,357,800	China Feihe Ltd.(1)	1,622,910
319,700	China Hongqiao Group Ltd.	537,454
253,300	China Merchants Securities Co. Ltd. Class A	629,729
1,825,700	China Minsheng Banking Corp. Ltd. Class H	871,016
114,100	China Pacific Insurance Group Co. Ltd. Class H	339,879
348,700	China Resources Land Ltd.	1,061,442
1,287,500	China Resources Pharmaceutical Group Ltd.(1)	866,253
1,186,200	China Taiping Insurance Holdings Co. Ltd.	1,770,689
78,346	Dong-E-E-Jiao Co. Ltd. Class A	656,828
89,363	Full Truck Alliance Co. Ltd. ADR	1,006,227
111,500	Fuyao Glass Industry Group Co. Ltd. Class H(1)	751,261
2,125,000	Geely Automobile Holdings Ltd.	3,934,218
83,700	GF Securities Co. Ltd. Class A	178,963
56,000	Giant Biogene Holding Co. Ltd.(1)	415,823
120,200	GoerTek, Inc. Class A	460,415
349,000	Great Wall Motor Co. Ltd. Class A	1,199,523
352,100	Guangdong Investment Ltd.	266,550
67,955	Guangdong Land Holdings Ltd.*	1,744
629,200	Huatai Securities Co. Ltd. Class A	1,478,146
6,486,500	Industrial & Commercial Bank of China Ltd. Class H	4,415,205
1,560,300	JD Logistics, Inc.*(1)	2,686,799
286,300	JD.com, Inc. Class A	5,823,577
195,800	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	1,207,519
180,900	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	272,046
271,300	Kingsoft Corp. Ltd.	1,371,536
1,255,600	Kunlun Energy Co. Ltd.	1,198,887
2,087,200	Lenovo Group Ltd.	2,517,265
303,500	Meituan Class B*(1)	5,776,379
8,800	NAURA Technology Group Co. Ltd. Class A	459,088
15,317	PDD Holdings, Inc. ADR*	1,714,126
641,800	People's Insurance Co. Group of China Ltd. Class H	328,461
1,560,900	PetroChina Co. Ltd. Class A	1,781,976
99,900	Pop Mart International Group Ltd.(1)	1,211,618
17,349	Qifu Technology, Inc. ADR	692,225
94,200	Rockchip Electronics Co. Ltd. Class A	2,152,664
210,700	Sanan Optoelectronics Co. Ltd. Class A	333,657
427,400	Shanghai Electric Power Co. Ltd. Class A	513,947
234,600	Sinopharm Group Co. Ltd. Class H	620,456
240,480	Tencent Holdings Ltd.	12,652,899
36,900	Trip.com Group Ltd.*	2,591,638
98,442	Weibo Corp. ADR	966,700
53,200	Wingtech Technology Co. Ltd. Class A	247,193
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.0% - (continued)
	China - 27.3% - (continued)
195,700	Wuliangye Yibin Co. Ltd. Class A	$3,451,287
459,200	Zhejiang Zheneng Electric Power Co. Ltd. Class A	338,811
		98,947,238
	Colombia - 0.3%
23,835	Bancolombia SA ADR	942,674
	Greece - 0.7%
461,775	Alpha Services & Holdings SA	849,553
369,000	Eurobank Ergasias Services & Holdings SA Class A	923,506
24,200	National Bank of Greece SA	209,707
142,100	Piraeus Financial Holdings SA	642,925
		2,625,691
	Hong Kong - 0.6%
6,249,900	Sino Biopharmaceutical Ltd.	2,272,025
	India - 15.8%
50,400	Adani Power Ltd.*	297,083
36,027	Bajaj Auto Ltd.	3,670,271
826,218	Bank of Baroda	2,026,041
402,800	Bharat Electronics Ltd.	1,352,780
58,394	Chambal Fertilisers & Chemicals Ltd.	338,310
107,800	Cipla Ltd.	1,836,947
695,472	Coal India Ltd.	3,165,074
4,600	Coforge Ltd.	436,257
44,278	Colgate-Palmolive India Ltd.	1,440,299
6,900	Computer Age Management Services Ltd.	285,448
25,518	Cummins India Ltd.	855,270
5,900	Dixon Technologies India Ltd.(2)	1,015,506
20,500	Eicher Motors Ltd.	1,226,474
482,100	Federal Bank Ltd.	1,037,316
532,600	GAIL India Ltd.	1,082,386
40,500	Glenmark Pharmaceuticals Ltd.	677,747
85,800	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	547,246
58,900	HCL Technologies Ltd.	1,168,882
12,400	HDFC Bank Ltd.	242,710
112,700	Hindalco Industries Ltd.	769,752
250,900	Indian Bank	1,604,511
802,000	Indian Oil Corp. Ltd.	1,184,460
69,100	InterGlobe Aviation Ltd.*(1)	3,431,446
348,600	Jio Financial Services Ltd.*	968,239
126,000	LIC Housing Finance Ltd.	866,522
87,500	Lupin Ltd.	2,096,049
33,000	Mahindra & Mahindra Ltd.	1,134,150
32,900	Motilal Oswal Financial Services Ltd.	240,879
24,100	Mphasis Ltd.	792,872
73,600	Natco Pharma Ltd.	994,454
205,900	Oil & Natural Gas Corp. Ltd.	620,829
12,200	Oracle Financial Services Software Ltd.	1,277,389
21,600	PI Industries Ltd.	866,459
1,526,300	Punjab National Bank	1,772,253
172,500	Shriram Finance Ltd.	1,079,197
5,716	Siemens Ltd.	398,986
6,500	Solar Industries India Ltd.	761,443
53,700	State Bank of India	477,358
27,800	Tata Consultancy Services Ltd.	1,315,455
116,500	Tata Motors Ltd.	958,798
47,600	Trent Ltd.	3,146,292
85,900	Triveni Turbine Ltd.	660,595
94,300	United Spirits Ltd.	1,546,578
248,900	Vedanta Ltd.	1,262,962
60,700	Voltas Ltd.	880,641

43

Hartford Emerging Markets Equity Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.0% - (continued)
	India - 15.8% - (continued)
628,500	Zee Entertainment Enterprises Ltd.	$762,202
235,276	Zydus Lifesciences Ltd.	2,627,584
		57,200,402
	Indonesia - 0.6%
9,954,400	Alamtri Resources Indonesia Tbk. PT	1,421,492
457,000	United Tractors Tbk. PT	697,416
		2,118,908
	Malaysia - 1.6%
319,100	AMMB Holdings Bhd.	403,332
2,085,300	CIMB Group Holdings Bhd.	3,743,393
351,700	Gamuda Bhd.	317,816
896,670	RHB Bank Bhd.	1,292,832
		5,757,373
	Mexico - 1.2%
101,410	Gruma SAB de CV Class B	1,749,985
14,600	Grupo Aeroportuario del Sureste SAB de CV Class B	397,234
146,800	Grupo Mexico SAB de CV Class B	716,573
293,200	Prologis Property Mexico SA de CV REIT	913,332
14,841	Ternium SA ADR	445,230
		4,222,354
	Philippines - 0.3%
370,200	Bank of the Philippine Islands	736,937
58,700	International Container Terminal Services, Inc.	350,496
		1,087,433
	Poland - 1.0%
39,900	Bank Polska Kasa Opieki SA	1,565,194
6,300	CD Projekt SA	325,805
106,655	Powszechna Kasa Oszczednosci Bank Polski SA	1,749,859
		3,640,858
	Qatar - 0.1%
507,422	Barwa Real Estate Co.	398,997
	Romania - 0.5%
233,501	NEPI Rockcastle NV	1,764,521
	Russia - 0.0%
722,940	Gazprom PJSC ADR*(3)	—
59,500	LUKOIL PJSC ADR*(3)	—
8,412	Novatek PJSC GDR*(3)	—
574	PhosAgro PJSC*(3)	—
89,080	PhosAgro PJSC GDR*(3)	—
432,620	Surgutneftegas PJSC ADR*(3)	—
		—
	Saudi Arabia - 4.3%
400,900	Alinma Bank	3,189,327
279,366	Arab National Bank	1,592,574
27,100	Etihad Etisalat Co.	418,346
263,400	Riyad Bank	2,056,364
97,500	SABIC Agri-Nutrients Co.	2,989,134
510,400	Saudi Awwal Bank	4,888,927
67,700	Saudi Electricity Co.	307,068
		15,441,740
	South Africa - 2.7%
13,200	Capitec Bank Holdings Ltd.	2,101,690
149,900	Clicks Group Ltd.	2,885,269
190,823	Harmony Gold Mining Co. Ltd. ADR	2,150,575
174,331	Investec Ltd.	1,112,604
270,000	MTN Group Ltd.	1,656,177
		9,906,315
	South Korea - 10.2%
9,770	Chong Kun Dang Pharmaceutical Corp.	578,995
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.0% - (continued)
	South Korea - 10.2% - (continued)
8,800	CJ CheilJedang Corp.	$1,458,883
197,663	DGB Financial Group, Inc.	1,249,579
20,800	GS Holdings Corp.*	548,760
29,700	Hankook Tire & Technology Co. Ltd.*	833,265
354,400	Hanwha Life Insurance Co. Ltd.	605,623
20,300	HD Hyundai Co. Ltd.	1,154,741
2,402	HD Hyundai Electric Co. Ltd.	671,126
6,000	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.*	951,015
3,900	Hyundai Motor Co.	548,921
23,800	Hyundai Rotem Co. Ltd.*	963,699
82,500	Hyundai Steel Co.	1,307,698
29,527	Hyundai Wia Corp.	787,878
37,600	KB Financial Group, Inc.	2,355,689
63,529	Kia Corp.	4,432,916
33,400	Korea Gas Corp.*	782,359
28,600	Korea Investment Holdings Co. Ltd.*	1,555,228
4,397	Krafton, Inc.*	1,095,536
38,400	KT Corp.	1,260,514
9,800	Poongsan Corp.*	355,327
107,100	Samsung E&A Co. Ltd.	1,321,074
262,734	Samsung Electronics Co. Ltd.	9,383,208
700	Samyang Foods Co. Ltd.	327,817
24,600	SK Telecom Co. Ltd.	936,748
154,977	Woori Financial Group, Inc.	1,705,073
		37,171,672
	Taiwan - 17.5%
73,400	Asustek Computer, Inc.	1,336,063
1,735,600	AUO Corp.	747,872
2,547,400	Cathay Financial Holding Co. Ltd.	5,136,269
2,048,300	Compal Electronics, Inc.	2,259,139
419,300	CTBC Financial Holding Co. Ltd.	499,086
239,800	Fubon Financial Holding Co. Ltd.	671,724
72,419	Himax Technologies, Inc. ADR	732,880
2,398,300	Innolux Corp.	1,015,926
80,800	MediaTek, Inc.	3,499,208
490,300	Pegatron Corp.	1,426,564
984,700	Pou Chen Corp.	1,092,060
35,600	Raydium Semiconductor Corp.	417,379
61,200	Realtek Semiconductor Corp.	1,008,018
20,139	Silicon Motion Technology Corp. ADR	1,099,791
777,800	Taiwan Business Bank	355,309
1,256,176	Taiwan Semiconductor Manufacturing Co. Ltd.	41,922,469
88,700	Yang Ming Marine Transport Corp.	182,005
		63,401,762
	Thailand - 2.4%
754,000	Bangkok Bank PCL	3,440,957
749,100	Charoen Pokphand Foods PCL	488,115
339,300	Kasikornbank PCL	1,613,124
2,825,100	Krung Thai Bank PCL	1,916,084
22,452,700	TMBThanachart Bank PCL	1,316,871
184,025	True Corp. PCL*	63,674
		8,838,825
	United Arab Emirates - 3.2%
645,900	Abu Dhabi Commercial Bank PJSC	2,104,977
741,500	ADNOC Drilling Co. PJSC	1,090,129
2,107,400	Deyaar Development PJSC	533,303
1,703,404	Emaar Properties PJSC	6,252,022
300,693	Emirates NBD Bank PJSC	1,706,878
		11,687,309
	United States - 0.6%
393,200	JBS SA	2,384,478
	Total Common Stocks (cost $306,245,017)	$344,542,533

44

Hartford Emerging Markets Equity Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 0.3%
	Brazil - 0.3%
610,600	Cia Energetica de Minas Gerais (Preference Shares)(4)		$1,145,127
	Total Preferred Stocks (cost $1,195,104)		$1,145,127
	Total Long-Term Investments (cost $307,440,121)		$345,687,660
SHORT-TERM INVESTMENTS - 0.9%
	Repurchase Agreements - 0.9%
$ 3,184,157
Fixed Income Clearing Corp. Repurchase
Agreement dated 01/31/2025 at 4.34%,
due on 02/03/2025 with a maturity value of
$3,185,309; collateralized by U.S. Treasury
Note at 4.00%, maturing 02/28/2030, with
a market value of $3,247,936
			$3,184,157
	Total Short-Term Investments (cost $3,184,157)		$3,184,157
	Total Investments (cost $310,624,278)	96.2%	$348,871,817
	Other Assets and Liabilities	3.8%	13,630,772
	Net Assets	100.0%	$362,502,589
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At January 31, 2025, the aggregate value of these securities was
$17,514,522, representing 4.8% of net assets.

(2)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2025, the aggregate value of this security was $1,015,506, representing 0.3% of net assets.

(3)	Investment valued using significant unobservable inputs.
(4)	Currently no rate available.

Futures Contracts Outstanding at January 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI Emerging Markets Index Future	131	03/21/2025	$7,142,120	$(41,937)
Total futures contracts				$(41,937)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.

45

Hartford Emerging Markets Equity Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$344,542,533	$41,921,990	$302,620,543	$—
Preferred Stocks	1,145,127	1,145,127	—	—
Short-Term Investments	3,184,157	—	3,184,157	—
Total	$348,871,817	$43,067,117	$305,804,700	$—
Liabilities
Futures Contracts(2)	$(41,937)	$(41,937)	$—	$—
Total	$(41,937)	$(41,937)	$—	$—

(1)	For the period ended January 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2025 is not presented.

46

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 0.7%
	South Africa - 0.7%
$ 200,000	Sasol Financing USA LLC 4.50%, 11/08/2027(1)	$182,000
	Total Convertible Bonds (cost $183,299)	$182,000
CORPORATE BONDS - 35.0%
	Angola - 0.8%
200,000	Azule Energy Finance PLC 8.13%, 01/23/2030(2)	$202,000
	Argentina - 0.7%
169,000	YPF SA 6.95%, 07/21/2027(1)	170,167
	Brazil - 2.3%
200,000	Braskem Netherlands Finance BV 4.50%, 01/31/2030(1)	171,033
200,000	FS Luxembourg SARL 8.88%, 02/12/2031(2)	203,826
200,000	Minerva Luxembourg SA 4.38%, 03/18/2031(1)	173,122
		547,981
	Bulgaria - 0.4%
EUR 100,000	Bulgarian Energy Holding EAD 2.45%, 07/22/2028(1)	97,220
	Chile - 1.7%
$ 200,000	AES Andes SA 6.30%, 03/15/2029(2)	202,855
200,000	Banco de Credito e Inversiones SA 3.50%, 10/12/2027(1)	192,775
		395,630
	China - 2.9%
205,000	Country Garden Holdings Co. Ltd. 5.63%, 01/14/2030(1)(3)	20,351
	Fortune Star BVI Ltd.
EUR 100,000	3.95%, 10/02/2026(1)	97,624
$ 200,000	5.95%, 10/19/2025(1)	198,928
200,000	Pingan Real Estate Capital Ltd. 3.45%, 07/29/2026(1)	182,146
200,000	Zhongsheng Group Holdings Ltd. 5.98%, 01/30/2028(1)	198,167
		697,216
	Colombia - 2.1%
250,000	AL Candelaria -spain- SA 5.75%, 06/15/2033(2)	209,124
	Ecopetrol SA
225,000	4.63%, 11/02/2031	187,986
105,000	7.75%, 02/01/2032	103,174
		500,284
	Croatia - 0.5%
EUR 100,000	Erste & Steiermaerkische Banka DD 4.88%, 01/31/2029, (4.88% fixed rate until 01/31/2028; 3 mo. EURIBOR + 2.20% thereafter)(1)(4)	107,387
	Czech Republic - 0.5%
100,000	Ceska sporitelna AS 4.82%, 01/15/2030, (4.82% fixed rate until 01/15/2029; 3 mo. EURIBOR + 2.25% thereafter)(1)(4)	108,383
	Guatemala - 0.1%
$ 30,000	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 04/27/2029(1)	28,620
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 35.0% - (continued)
	Hungary - 0.6%
EUR 135,000	OTP Bank Nyrt 5.00%, 01/31/2029, (5.00% fixed rate until 01/31/2028; 3 mo. EURIBOR + 2.30% thereafter)(1)(4)	$144,932
	India - 3.0%
$ 200,000	Adani Ports & Special Economic Zone Ltd. 4.20%, 08/04/2027(1)	186,452
179,000	Greenko Dutch BV 3.85%, 03/29/2026(1)	174,216
EUR 150,000	Power Finance Corp. Ltd. 1.84%, 09/21/2028(1)	144,243
$ 200,000	Vedanta Resources Finance II PLC 9.48%, 07/24/2030(2)	200,020
		704,931
	Indonesia - 0.8%
200,000	Tower Bersama Infrastructure Tbk. PT 2.75%, 01/20/2026(1)	194,973
	Israel - 0.5%
65,000	Energean Israel Finance Ltd. 5.88%, 03/30/2031(1)	59,742
50,000	Leviathan Bond Ltd. 6.75%, 06/30/2030(1)	48,750
		108,492
	Kuwait - 0.8%
200,000	NBK SPC Ltd. 5.50%, 06/06/2030, (5.50% fixed rate until 06/06/2029; 6 mo. USD SOFR + 1.16% thereafter)(2)(4)	201,700
	Macau - 0.8%
200,000	Studio City Finance Ltd. 5.00%, 01/15/2029(1)	182,243
	Mexico - 1.2%
MXN 2,000,000	America Movil SAB de CV 9.50%, 01/27/2031	92,480
$ 200,000	Trust Fibra Uno 7.38%, 02/13/2034(2)	196,386
		288,866
	Morocco - 0.6%
200,000	OCP SA 5.13%, 06/23/2051(1)	151,500
	Netherlands - 0.7%
200,000	VEON Holdings BV 3.38%, 11/25/2027(2)	176,572
	Oman - 0.8%
200,000	Lamar Funding Ltd. 3.96%, 05/07/2025(1)	199,260
	Peru - 2.2%
135,000	Banco de Credito del Peru SA 3.13%, 07/01/2030, (3.13% fixed rate until 07/01/2025; 5 yr. USD CMT + 3.00% thereafter)(1)(4)	133,086
200,000	Kallpa Generacion SA 5.88%, 01/30/2032(2)	198,720
200,000	SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.75%, 08/02/2028(1)(5)	182,500
		514,306
	Philippines - 0.8%
200,000	Globe Telecom, Inc. 4.20%, 08/02/2026, (4.20% fixed rate until 08/02/2026; 5 yr. USD CMT + 5.53% thereafter)(1)(4)(6)	194,331

47

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 35.0% - (continued)
	Poland - 0.9%
EUR 100,000	Bank Polska Kasa Opieki SA 5.50%, 11/23/2027, (5.50% fixed rate until 11/23/2026; 3 mo. EURIBOR + 2.40% thereafter)(1)(4)	$107,419
100,000	mBank SA 0.97%, 09/21/2027, (0.97% fixed rate until 09/21/2026; 3 mo. EURIBOR + 1.25% thereafter)(1)(4)	99,527
		206,946
	Qatar - 1.2%
$ 290,000	QNB Finance Ltd. 2.63%, 05/12/2025(1)	288,061
	Romania - 0.9%
EUR 100,000	Banca Comerciala Romana SA 7.63%, 05/19/2027, (7.63% fixed rate until 05/19/2026; 3 mo. EURIBOR + 4.54% thereafter)(1)(4)	108,668
100,000	Banca Transilvania SA 8.88%, 04/27/2027, (8.88% fixed rate until 04/27/2026; 1 yr. EURIBOR ICE Swap + 5.58% thereafter)(1)(4)	109,415
		218,083
	Russia - 0.0%
$ 235,000	VTB Bank OJSC Via VTB Capital SA 6.95%, 10/17/2022(3)(7)	—
	Slovenia - 0.9%
EUR 100,000	Nova Ljubljanska Banka DD 6.88%, 01/24/2034, (6.88% fixed rate until 01/24/2029; 5 yr. EURIBOR ICE Swap + 4.23% thereafter)(1)(4)	110,854
100,000	OTP Banka DD 4.75%, 04/03/2028, (4.75% fixed rate until 04/03/2027; 3 mo. EURIBOR + 1.90% thereafter)(1)(4)	105,380
		216,234
	South Africa - 0.7%
$ 200,000	Stillwater Mining Co. 4.50%, 11/16/2029(1)	168,500
	South Korea - 0.8%
200,000	Hanwha Totalenergies Petrochemical Co. Ltd. 5.50%, 07/18/2029(1)	201,009
	Turkey - 1.7%
200,000	Turkcell Iletisim Hizmetleri AS 7.65%, 01/24/2032(2)	201,744
200,000	WE Soda Investments Holding PLC 9.38%, 02/14/2031(2)	205,305
		407,049
	Ukraine - 0.7%
200,000	MHP Lux SA 6.25%, 09/19/2029(1)	175,500
	United Arab Emirates - 1.5%
200,000	DP World Salaam 6.00%, 10/01/2025, (6.00% fixed rate until 10/01/2025; 5 yr. USD CMT + 5.75% thereafter)(1)(4)(6)	199,295
200,000	Galaxy Pipeline Assets Bidco Ltd. 2.63%, 03/31/2036(1)	165,481
		364,776
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 35.0% - (continued)
	United Kingdom - 0.9%
$ 200,000	Standard Chartered PLC 6.30%, 01/09/2029, (6.30% fixed rate until 01/09/2028; 1 yr. USD CMT + 2.45% thereafter)(1)(4)	$206,275
	Total Corporate Bonds (cost $8,751,471)	$8,369,427
FOREIGN GOVERNMENT OBLIGATIONS - 59.3%
	Argentina - 0.0%
ARS 5,840,763	Argentine Bonos del Tesoro 15.50%, 10/17/2026	$4,762
	Brazil - 1.3%
	Brazil Notas do Tesouro Nacional
BRL 1,370,000	10.00%, 01/01/2027	216,842
272,000	10.00%, 01/01/2031	38,343
257,000	10.00%, 01/01/2033	34,908
118,000	10.00%, 01/01/2035	15,520
		305,613
	Bulgaria - 1.4%
	Bulgaria Government International Bonds
EUR 193,000	0.38%, 09/23/2030(1)	172,804
28,000	1.38%, 09/23/2050(1)	17,501
129,000	4.25%, 09/05/2044(1)	135,874
		326,179
	Chile - 1.5%
	Bonos de la Tesoreria de la Republica en pesos
CLP 175,000,000	4.70%, 09/01/2030(1)	167,520
35,000,000	5.00%, 10/01/2028(1)	34,589
20,000,000	5.00%, 03/01/2035	18,867
95,000,000	6.00%, 04/01/2033(1)	96,245
30,000,000	7.00%, 05/01/2034(1)	32,751
		349,972
	China - 3.3%
	China Government Bonds
CNY 310,000	1.87%, 09/15/2031	43,530
430,000	1.91%, 07/15/2029	60,480
260,000	2.27%, 05/25/2034	37,765
30,000	2.33%, 08/15/2044	4,382
230,000	2.35%, 02/25/2034	33,451
700,000	2.62%, 04/15/2028	100,060
590,000	2.62%, 06/25/2030	85,776
1,200,000	2.80%, 03/25/2030	175,847
390,000	2.88%, 02/25/2033	58,817
290,000	3.01%, 05/13/2028	42,081
310,000	3.25%, 06/06/2026	43,878
340,000	3.28%, 12/03/2027	49,486
250,000	3.81%, 09/14/2050	47,598
		783,151
	Colombia - 3.5%
	Colombia TES
COP 834,900,000	6.25%, 07/09/2036	131,659
397,500,000	7.00%, 03/26/2031	78,334
444,000,000	7.00%, 06/30/2032	84,214
359,700,000	7.25%, 10/18/2034	64,863
364,300,000	7.75%, 09/18/2030	76,251
1,819,800,000	9.25%, 05/28/2042	343,301
265,600,000	13.25%, 02/09/2033	69,222
		847,844

48

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 59.3% - (continued)
	Czech Republic - 3.3%
	Czech Republic Government Bonds
CZK 2,940,000	0.95%, 05/15/2030(1)	$105,765
680,000	1.20%, 03/13/2031	24,199
330,000	1.50%, 04/24/2040	9,467
1,780,000	1.75%, 06/23/2032	63,705
560,000	1.95%, 07/30/2037	18,135
1,220,000	2.00%, 10/13/2033	43,087
1,330,000	3.00%, 03/03/2033	51,289
900,000	3.50%, 05/30/2035	35,518
660,000	4.20%, 12/04/2036(1)	27,360
3,000,000	4.50%, 11/11/2032	128,378
1,020,000	4.90%, 04/14/2034	44,913
5,500,000	5.00%, 09/30/2030	241,621
		793,437
	Dominican Republic - 0.4%
$ 110,000	Dominican Republic International Bonds 5.95%, 01/25/2027(1)	109,956
	Hungary - 0.8%
	Hungary Government Bonds
HUF 19,550,000	3.00%, 10/27/2038	33,176
19,360,000	3.25%, 10/22/2031	41,001
EUR 100,000	Magyar Export-Import Bank Zrt 6.00%, 05/16/2029(1)	111,965
		186,142
	India - 0.8%
	India Government Bonds
INR 3,480,000	7.18%, 08/14/2033	41,108
13,340,000	7.30%, 06/19/2053	159,101
		200,209
	Indonesia - 4.5%
	Indonesia Treasury Bonds
IDR 1,026,000,000	5.13%, 04/15/2027	60,803
418,000,000	6.38%, 08/15/2028	25,268
1,341,000,000	6.38%, 04/15/2032	79,480
1,207,000,000	6.50%, 02/15/2031	72,511
899,000,000	6.63%, 05/15/2033	53,829
1,482,000,000	6.63%, 02/15/2034	88,784
489,000,000	7.00%, 05/15/2027	30,112
2,743,000,000	7.00%, 02/15/2033	168,284
2,337,000,000	7.13%, 06/15/2038	142,978
185,000,000	7.13%, 06/15/2042	11,312
651,000,000	7.13%, 06/15/2043	39,926
209,000,000	7.50%, 06/15/2035	13,208
1,412,000,000	7.50%, 05/15/2038	89,229
1,051,000,000	8.25%, 06/15/2032	68,731
1,412,000,000	8.38%, 03/15/2034	94,270
427,000,000	8.38%, 04/15/2039	28,809
		1,067,534
	Malaysia - 7.7%
	Malaysia Government Bonds
MYR 839,000	3.50%, 05/31/2027	188,328
255,000	3.76%, 05/22/2040	55,694
183,000	3.83%, 07/05/2034	41,111
446,000	3.89%, 08/15/2029	101,113
350,000	3.90%, 11/30/2026	79,276
260,000	3.91%, 07/15/2026	58,811
1,414,000	3.96%, 09/15/2025	318,677
178,000	4.46%, 03/31/2053	41,684
186,000	4.64%, 11/07/2033	44,250
225,000	4.70%, 10/15/2042	54,649
402,000	4.76%, 04/07/2037	97,329
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 59.3% - (continued)
	Malaysia - 7.7% - (continued)
MYR 660,000	4.89%, 06/08/2038	$162,329
	Malaysia Government Investment Issue
385,000	3.47%, 10/15/2030	85,248
455,000	3.73%, 03/31/2026	102,545
1,421,000	4.13%, 08/15/2025	320,255
174,000	4.13%, 07/09/2029	39,843
210,000	4.25%, 09/30/2030	48,388
		1,839,530
	Mexico - 9.2%
	Mexico Bonos
MXN 7,342,500	5.50%, 03/04/2027	328,964
5,334,600	7.75%, 11/23/2034	220,320
2,920,300	7.75%, 11/13/2042	109,611
447,800	8.00%, 05/24/2035	18,774
2,362,600	8.00%, 11/07/2047	89,023
2,524,500	8.00%, 07/31/2053	93,490
1,644,800	8.50%, 05/31/2029	76,023
1,078,600	8.50%, 11/18/2038	45,358
	Mexico Cetes
17,240,150	0.00%, 08/06/2026(8)	723,019
4,988,410	0.00%, 11/26/2026(8)	204,163
	Mexico Government International Bonds
EUR 100,000	4.63%, 05/04/2033	102,825
$ 200,000	6.00%, 05/13/2030	201,184
		2,212,754
	Morocco - 0.5%
EUR 115,000	Morocco Government International Bonds 1.38%, 03/30/2026(1)	116,972
	Peru - 1.7%
	Peru Government Bonds
PEN 177,000	5.40%, 08/12/2034	43,272
635,000	6.15%, 08/12/2032	170,655
35,000	6.90%, 08/12/2037	9,346
378,000	7.30%, 08/12/2033(1)	106,710
300,000	7.60%, 08/12/2039(1)	84,040
		414,023
	Poland - 2.6%
	Republic of Poland Government Bonds
PLN 610,000	1.75%, 04/25/2032	115,536
828,000	2.50%, 07/25/2027	190,792
70,000	2.75%, 10/25/2029	15,297
635,000	4.75%, 07/25/2029	151,364
175,000	5.00%, 10/25/2034	40,395
424,000	5.75%, 04/25/2029	105,221
		618,605
	Romania - 2.0%
	Romania Government Bonds
RON 10,000	4.75%, 10/11/2034	1,674
30,000	4.85%, 07/25/2029	5,627
310,000	6.70%, 02/25/2032	61,505
450,000	6.75%, 04/25/2035	87,265
380,000	8.00%, 04/29/2030	80,686
425,000	8.75%, 10/30/2028	92,228
$ 182,000	Romania Government International Bonds 3.00%, 02/14/2031(1)	149,780
		478,765
	South Africa - 4.1%
	Republic of South Africa Government Bonds
ZAR 1,370,000	6.25%, 03/31/2036	52,644
371,770	6.50%, 02/28/2041	13,148

49

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 59.3% - (continued)
	South Africa - 4.1% - (continued)
ZAR 834,000	8.00%, 01/31/2030	$42,794
3,027,000	8.25%, 03/31/2032	149,790
3,357,000	8.50%, 01/31/2037	151,991
1,606,000	8.75%, 01/31/2044	69,075
1,660,000	8.75%, 02/28/2048	70,710
3,980,000	8.88%, 02/28/2035	193,202
4,530,000	9.00%, 01/31/2040	205,200
649,000	11.63%, 03/31/2053	36,016
		984,570
	Supranational - 4.5%
PLN 200,000	Asian Development Bank 0.00%, 07/30/2030(8)	35,981
	Asian Infrastructure Investment Bank
INR 8,300,000	6.90%, 10/23/2034(2)	94,763
4,500,000	7.00%, 03/01/2029(1)	51,849
	European Bank for Reconstruction & Development
TRY 6,000,000	0.00%, 02/13/2031(8)	15,602
ZAR 2,000,000	0.00%, 05/30/2036(8)	28,190
4,200,000	0.00%, 10/04/2036(8)	67,098
INR 2,000,000	6.75%, 03/14/2031	22,865
16,900,000	6.88%, 07/30/2031	193,715
	Inter-American Development Bank
15,000,000	7.00%, 04/17/2033	174,391
8,000,000	7.00%, 08/08/2033	92,901
7,000,000	7.35%, 10/06/2030	81,755
	International Bank for Reconstruction & Development
CNY 1,000,000	2.75%, 01/19/2027	138,927
INR 6,000,000	6.71%, 01/21/2035	69,809
		1,067,846
	Thailand - 3.7%
	Thailand Government Bonds
THB 3,018,000	1.60%, 12/17/2029	87,459
1,102,000	2.00%, 12/17/2031	32,321
1,166,000	2.00%, 06/17/2042	31,555
2,631,000	2.13%, 12/17/2026	78,230
960,000	2.80%, 06/17/2034	29,666
2,065,000	2.88%, 12/17/2028	63,067
735,000	2.88%, 06/17/2046	22,036
2,223,000	3.30%, 06/17/2038	71,983
8,222,000	3.35%, 06/17/2033	263,184
2,400,000	3.45%, 06/17/2043	78,916
667,000	3.65%, 06/20/2031	21,525
2,970,000	3.78%, 06/25/2032	97,273
		877,215
	Turkey - 2.2%
	Turkiye Government Bonds
TRY 11,732,712	26.20%, 10/05/2033	337,027
5,998,000	27.70%, 09/27/2034	182,387
		519,414
	Uruguay - 0.3%
UYU 3,622,500	Uruguay Government International Bonds 9.75%, 07/20/2033	83,397
	Total Foreign Government Obligations (cost $14,541,432)	$14,187,890
	Total Long-Term Investments (cost $23,476,202)	$22,739,317
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.7%
	Repurchase Agreements - 0.7%
$ 151,658
Fixed Income Clearing Corp.
Repurchase Agreement dated
01/31/2025 at 4.34%, due on
02/03/2025 with a maturity value of
$151,713; collateralized by
U.S. Treasury Note at 4.63%,
maturing 06/15/2027, with a market
value of $154,882
			$151,658
	Total Short-Term Investments (cost $151,658)		$151,658
	Total Investments Excluding Purchased Options (cost $23,627,860)	95.7%	$22,890,975
	Total Purchased Options (cost $63,887)	0.2%	$53,845
	Total Investments (cost $23,691,747)	95.9%	$22,944,820
	Other Assets and Liabilities	4.1%	992,354
	Net Assets	100.0%	$23,937,174
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2025, the aggregate value of these securities was $7,491,216, representing 31.3% of net assets.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At January 31, 2025, the aggregate value of these securities was
$2,293,015, representing 9.6% of net assets.

(3)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(4)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2025. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(7)	Investment valued using significant unobservable inputs.
(8)	Security is a zero-coupon bond.

50

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

OTC Option Contracts Outstanding at January 31, 2025
Description	Counterparty	Exercise Price/ FX Rate/Rate		Expiration Date	Number of Contracts	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Call
Call EUR vs. Put HUF	BOA	434.50	EUR	05/20/2025	234,000	EUR	234,000	$739	$2,187	$(1,448)
Call USD vs. Put INR	BOA	87.74	USD	07/21/2025	240,000	USD	240,000	2,416	2,960	(544)
Call USD vs. Put PLN	UBS	4.11	USD	06/19/2025	243,000	USD	243,000	5,652	7,829	(2,177)
Call USD vs. Put ZAR	BOA	17.50	USD	04/01/2025	254,000	USD	254,000	17,602	10,372	7,230
Call USD vs. Put ZAR	BOA	17.78	USD	04/16/2025	160,000	USD	160,000	9,422	6,455	2,967
Call USD vs. Put ZAR	BOA	18.42	USD	06/02/2025	123,000	USD	123,000	5,264	4,855	409
Total Call								$41,095	$34,658	$6,437
Put
Call INR vs. Put USD	BOA	87.74	USD	07/21/2025	240,000	USD	240,000	$2,602	$2,850	$(248)
Call PLN vs. Put USD	UBS	4.11	USD	06/19/2025	243,000	USD	243,000	6,676	7,130	(454)
Call ZAR vs. Put USD	BOA	17.50	USD	04/01/2025	254,000	USD	254,000	457	9,170	(8,713)
Call ZAR vs. Put USD	BOA	17.78	USD	04/16/2025	160,000	USD	160,000	726	5,711	(4,985)
Call ZAR vs. Put USD	BOA	18.42	USD	06/02/2025	123,000	USD	123,000	2,289	4,368	(2,079)
Total Put								$12,750	$29,229	$(16,479)
Total purchased OTC option contracts								$53,845	$63,887	$(10,042)
Written option contracts:
Call
Call USD vs. Put THB	BOA	32.24	USD	04/01/2025	(508,000)	USD	(508,000)	$(23,165)	$(13,632)	$(9,533)
Call USD vs. Put THB	BOA	34.18	USD	06/19/2025	(292,000)	USD	(292,000)	(4,182)	(7,938)	3,756
Total Call								$(27,347)	$(21,570)	$(5,777)
Puts
Call THB vs. Put USD	BOA	32.24	USD	04/01/2025	(508,000)	USD	(508,000)	$(1,219)	$(12,402)	$11,183
Call THB vs. Put USD	BOA	34.18	USD	06/19/2025	(292,000)	USD	(292,000)	(10,493)	(7,938)	(2,555)
Total puts								$(11,712)	$(20,340)	$8,628
Total Written Option Contracts OTC option contracts								$(39,059)	$(41,910)	$2,851

Futures Contracts Outstanding at January 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	9	03/31/2025	$1,850,625	$1,215
U.S. Treasury 10-Year Ultra Future	3	03/20/2025	334,125	5,433
U.S. Treasury Long Bond Future	4	03/20/2025	455,625	(10,928)
U.S. Treasury Ultra Bond Future	2	03/20/2025	236,937	(7,656)
Total				$(11,936)
Short position contracts:
Euro-BOBL Future	(5)	03/06/2025	$(609,110)	$9,831
Euro-BUND Future	(1)	03/06/2025	(137,476)	(945)
Euro-Schatz Future	(5)	03/06/2025	(554,049)	2,117
U.S. Treasury 5-Year Note Future	(1)	03/31/2025	(106,391)	155
U.S. Treasury 10-Year Note Future	(4)	03/20/2025	(435,375)	(1,818)
Total				$9,340
Total futures contracts				$(2,596)

51

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2025
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.S42.V1	USD	236,000	(1.00%)	12/20/2029	Quarterly	$6,698	$—	$5,742	$(956)
Total centrally cleared credit default swap contracts						$6,698	$—	$5,742	$(956)

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2025
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
1 Mo. MXN TIIE	9.50% Fixed	MXN	16,230,000	11/27/2025	Monthly	$—	$—	$3,191	$3,191
1 Mo. MXN TIIE	9.13% Fixed	MXN	16,061,000	12/16/2025	Monthly	—	—	832	832
9.16% Fixed	1 Mo. MXN TIIE	MXN	16,952,000	11/26/2026	Monthly	—	—	(6,057)	(6,057)
8.77% Fixed	1 Mo. MXN TIIE	MXN	16,744,000	12/15/2026	Monthly	—	—	(399)	(399)
1 Mo. MXN TIIE	9.01% Fixed	MXN	5,893,000	11/25/2027	Monthly	—	—	2,111	2,111
1 Mo. MXN TIIE	8.66% Fixed	MXN	5,814,000	12/14/2027	Monthly	—	—	(523)	(523)
8.92% Fixed	1 Mo. MXN TIIE	MXN	11,489,000	11/14/2029	Monthly	—	—	(2,621)	(2,621)
1 Mo. MXN TIIE	9.17% Fixed	MXN	861,000	11/02/2034	Monthly	—	(82)	368	450
1 Mo. MXN TIIE	9.11% Fixed	MXN	5,269,000	11/08/2034	Monthly	—	—	1,248	1,248
1 Mo. MXN TIIE	9.02% Fixed	MXN	5,108,000	11/16/2034	Monthly	—	—	(277)	(277)
12 Mo. USD SOFR	4.31% Fixed	USD	5,990,000	03/19/2025	Monthly	—	—	(153)	(153)
12 Mo. USD SOFR	5.24% Fixed	CLP	783,598,000	03/19/2026	At Maturity	—	—	635	635
3.41% Fixed	3 Mo. CZK PRIBO	CZK	10,054,000	03/19/2027	Annual	—	—	428	428
3 Mo. CZK PRIBO	3.57% Fixed	CZK	1,957,000	03/19/2035	Semi-Annual	—	—	(679)	(679)
3 Mo. PLN WIBOR	4.93% Fixed	PLN	7,165,000	03/19/2026	Quarterly	—	—	(9,438)	(9,438)
7.73% Fixed	3 Mo. ZAR JIBAR	ZAR	11,599,000	03/19/2030	Quarterly	—	—	1,853	1,853
3 Mo. ZAR JIBAR	8.16% Fixed	ZAR	2,591,000	03/19/2032	Quarterly	—	—	(770)	(770)
3 Mo. ZAR JIBAR	8.70% Fixed	ZAR	8,378,000	03/19/2035	Quarterly	—	—	(4,140)	(4,140)
5.14% Fixed	6 Mo. CLP CLICP	CLP	208,843,000	03/19/2035	Semi-Annual	278	—	10,017	9,739
5.37% Fixed	6 Mo. CLP CLICP	CLP	62,713,000	03/19/2035	Semi-Annual	—	—	1,905	1,905
5.37% Fixed	6 Mo. CLP CLICP	CLP	32,307,000	03/19/2035	Semi-Annual	—	—	981	981
2.28% Fixed	6 Mo. EUR EURIBOR	EUR	81,000	03/19/2041	Annual	—	(6)	2,024	2,030
5.93% Fixed	6 Mo. HUF BIBOR	HUF	338,286,000	03/19/2027	Annual	—	—	6,771	6,771
6.39% Fixed	6 Mo. HUF BIBOR	HUF	36,476,000	03/19/2030	Annual	—	—	219	219
6.33% Fixed	6 Mo. HUF BIBOR	HUF	9,710,000	03/19/2030	Annual	—	—	120	120
6.44% Fixed	6 Mo. HUF BIBOR	HUF	25,622,000	03/19/2030	Annual	—	—	18	18
6 Mo. HUF BIBOR	6.26% Fixed	HUF	95,278,000	03/19/2032	Semi-Annual	—	—	(4,301)	(4,301)
6 Mo. HUF BIBOR	6.77% Fixed	HUF	25,294,000	03/19/2035	Semi-Annual	—	—	82	82
6 Mo. HUF BIBOR	6.71% Fixed	HUF	10,955,000	03/19/2035	Semi-Annual	—	—	(85)	(85)
6 Mo. HUF BIBOR	6.43% Fixed	HUF	140,743,000	03/19/2035	Semi-Annual	—	—	(8,459)	(8,459)
6 Mo. PLN WIBOR	4.63% Fixed	PLN	1,952,000	03/19/2027	Semi-Annual	—	—	(3,852)	(3,852)
4.43% Fixed	6 Mo. PLN WIBOR	PLN	3,776,000	03/19/2030	Annual	—	—	17,724	17,724
4.51% Fixed	6 Mo. PLN WIBOR	PLN	1,253,000	03/19/2032	Annual	—	—	7,469	7,469
6 Mo. PLN WIBOR	5.10% Fixed	PLN	48,000	03/19/2035	Semi-Annual	—	—	36	36
6 Mo. PLN WIBOR	4.61% Fixed	PLN	1,994,000	03/19/2035	Semi-Annual	—	—	(16,575)	(16,575)
BZDIOVRA	14.05% Fixed	BRL	1,432,474	01/02/2026	At Maturity	—	—	(1,057)	(1,057)
BZDIOVRA	10.33% Fixed	BRL	528,733	07/01/2026	At Maturity	—	—	(7,958)	(7,958)
BZDIOVRA	10.44% Fixed	BRL	214,602	01/04/2027	At Maturity	—	—	(3,529)	(3,529)
BZDIOVRA	11.73% Fixed	BRL	492,504	01/04/2027	At Maturity	—	—	(4,572)	(4,572)
BZDIOVRA	10.47% Fixed	BRL	197,766	07/01/2027	At Maturity	—	—	(3,981)	(3,981)
BZDIOVRA	10.19% Fixed	BRL	754,574	01/03/2028	At Maturity	—	—	(17,073)	(17,073)
BZDIOVRA	12.07% Fixed	BRL	406,291	01/02/2031	At Maturity	—	—	(9,646)	(9,646)
Total centrally cleared interest rate swaps contracts						$278	$(88)	$(48,113)	$(48,303)

52

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
35,000	AUD	21,991	USD	CBK	03/19/2025	$(227)
40,000	AUD	25,174	USD	JPM	03/19/2025	(301)
10,139,000	BRL	1,711,140	USD	GSC	03/06/2025	8,929
195,000	BRL	32,010	USD	JPM	03/06/2025	1,073
465,000	BRL	78,047	USD	BNP	03/06/2025	839
87,000	BRL	14,219	USD	CBK	03/06/2025	541
25,000	CAD	17,415	USD	JPM	03/19/2025	(178)
30,000	CAD	21,022	USD	MSC	03/19/2025	(338)
60,000	CAD	41,756	USD	GSC	03/19/2025	(388)
60,000	CAD	41,854	USD	SCB	03/19/2025	(486)
150,000	CAD	104,372	USD	BCLY	03/19/2025	(952)
670,000	CAD	474,329	USD	DEUT	03/19/2025	(12,391)
74,556,000	CLP	74,501	USD	GSC	03/19/2025	1,468
66,900,000	CLP	67,514	USD	MSC	03/19/2025	653
31,064,000	CLP	31,256	USD	BOA	03/19/2025	396
43,200,000	CLP	43,776	USD	UBS	03/19/2025	242
294,000	CNH	40,348	USD	CBK	03/19/2025	(119)
350,000	CNH	48,401	USD	BCLY	03/19/2025	(509)
9,825,912	CNH	1,354,215	USD	SCB	03/19/2025	(9,695)
1,424,396,000	COP	334,212	USD	CBK	03/19/2025	2,272
266,200,000	COP	60,817	USD	GSC	03/19/2025	2,067
204,300,000	COP	46,623	USD	MSC	03/19/2025	1,639
529,261,000	COP	126,514	USD	RBS	03/19/2025	(1,486)
690,000	CZK	28,627	USD	TDB	03/19/2025	(184)
1,653,000	CZK	68,386	USD	SSG	03/19/2025	(247)
2,610,000	CZK	109,029	USD	CBK	03/19/2025	(1,442)
6,968,000	CZK	292,010	USD	MSC	03/19/2025	(4,780)
2,180,000	EGP	40,778	USD	CBK	03/19/2025	1,681
970,000	EGP	18,945	USD	BOA	03/19/2025	(53)
887,000	EGP	15,868	USD	GSC	10/27/2025	(94)
5,890,000	EGP	99,929	USD	CBK	01/08/2026	2,387
1,334,000	EGP	23,020	USD	CBK	01/26/2026	2
2,439,000	EGP	42,117	USD	CBK	01/27/2026	(41)
101,000	EUR	104,157	USD	UBS	03/19/2025	857
68,000	EUR	69,862	USD	SGG	03/19/2025	841
114,000	EUR	117,749	USD	BOA	03/19/2025	782
61,000	EUR	63,614	USD	BCLY	03/19/2025	(189)
40,000	EUR	41,978	USD	MSC	03/19/2025	(388)
34,000	EUR	35,823	USD	SSG	03/19/2025	(472)
168,000	EUR	176,058	USD	JPM	03/19/2025	(1,381)
324,000	EUR	338,913	USD	CBK	03/19/2025	(2,035)
2,493,000	EUR	2,633,375	USD	DEUT	03/19/2025	(41,290)
468,000	EUR	496,409	USD	BOA	03/25/2025	(9,657)
47,000	GBP	56,974	USD	CBK	03/19/2025	1,292
45,000	GBP	55,290	USD	SSG	03/19/2025	497
47,000	GBP	57,784	USD	GSC	03/19/2025	482
119,700,000	HUF	302,362	USD	MSC	03/19/2025	1,182
16,800,000	HUF	42,017	USD	CBK	03/19/2025	586
23,453,000	HUF	59,796	USD	SSG	03/19/2025	(322)
269,578,000	HUF	686,823	USD	DEUT	03/19/2025	(3,204)
101,454,000	HUF	283,973	USD	BOA	03/25/2025	(26,782)
17,354,000	HUF	44,304	USD	BOA	05/22/2025	(448)
1,001,000,000	IDR	61,328	USD	MSC	03/19/2025	(98)
1,641,000,000	IDR	100,986	USD	BOA	03/19/2025	(608)
1,243,000,000	IDR	77,014	USD	CBK	03/19/2025	(980)
17,850,864,000	IDR	1,114,043	USD	BCLY	03/19/2025	(22,120)
60,658,000	INR	699,470	USD	CBK	02/18/2025	(196)
6,120,000	INR	70,410	USD	CBK	03/19/2025	(50)
3,643,000	INR	42,156	USD	JPM	03/19/2025	(274)
30,350,000	INR	350,013	USD	SCB	03/19/2025	(1,088)
8,420,000	INR	97,915	USD	DEUT	03/19/2025	(1,113)
12,140,000	INR	141,490	USD	UBS	03/19/2025	(1,920)
28,694,000	INR	332,751	USD	MSC	03/19/2025	(2,864)
64,694,000	INR	757,519	USD	GSC	03/19/2025	(13,751)
19,600,000	KZT	38,966	USD	BOA	02/13/2025	(1,313)

53

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2025 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
19,600,000	KZT	39,024	USD	CBK	02/13/2025	$(1,371)
19,600,000	KZT	36,448	USD	CBK	03/19/2025	873
23,100,000	KZT	43,742	USD	BOA	03/19/2025	244
14,300,000	KZT	28,122	USD	GSC	03/19/2025	(893)
1,805,000	MXN	88,886	USD	MSC	02/18/2025	(2,014)
869,000	MXN	44,496	USD	DEUT	02/18/2025	(2,672)
190,000	MXN	9,230	USD	SCB	03/19/2025	(130)
1,360,000	MXN	65,725	USD	MSC	03/19/2025	(593)
2,920,000	MXN	142,238	USD	SSG	03/19/2025	(2,395)
5,894,000	MXN	286,077	USD	DEUT	03/19/2025	(3,807)
4,967,000	MXN	243,164	USD	RBC	03/19/2025	(5,289)
12,078,000	MXN	671,205	USD	CBK	04/23/2025	(95,768)
12,078,000	MXN	677,113	USD	GSC	05/13/2025	(103,345)
12,444,000	MXN	706,467	USD	RBC	05/13/2025	(115,313)
160,000	MYR	35,611	USD	DEUT	03/19/2025	397
110,000	MYR	24,831	USD	SCB	03/19/2025	(75)
1,774,000	MYR	401,908	USD	BNP	03/19/2025	(2,672)
37,741,000	NGN	21,311	USD	BOA	03/19/2025	3,256
20,751,000	NGN	13,192	USD	CBK	03/19/2025	315
45,049,000	NGN	28,244	USD	GSC	04/10/2025	689
37,472,000	NGN	23,462	USD	CBK	04/10/2025	604
75,000	NZD	42,639	USD	JPM	03/19/2025	(300)
1,550,000	PEN	414,840	USD	CBK	03/19/2025	963
48,000	PEN	12,881	USD	SCB	03/19/2025	(5)
902,000	PEN	242,089	USD	UBS	03/19/2025	(119)
2,710,000	PHP	46,034	USD	BOA	03/19/2025	281
3,460,000	PHP	59,111	USD	JPM	03/19/2025	21
5,997,000	PLN	1,469,734	USD	BCLY	03/19/2025	2,433
545,000	PLN	132,716	USD	CBK	03/19/2025	1,073
115,000	PLN	27,751	USD	MSC	03/19/2025	480
405,000	PLN	99,204	USD	DEUT	03/19/2025	216
175,000	PLN	42,861	USD	JPM	03/19/2025	99
739,000	RON	154,363	USD	BCLY	03/19/2025	(550)
1,645,000	RON	346,279	USD	GSC	03/19/2025	(3,892)
80,000	SGD	58,616	USD	BCLY	03/19/2025	366
45,000	SGD	33,765	USD	MSC	03/19/2025	(588)
80,000	SGD	59,683	USD	DEUT	03/19/2025	(701)
44,632,000	THB	1,323,761	USD	BCLY	03/19/2025	5,412
4,610,000	THB	133,462	USD	UBS	03/19/2025	3,827
10,940,000	THB	324,109	USD	CBK	03/19/2025	1,694
2,340,000	THB	68,763	USD	SCB	03/19/2025	924
364,000	THB	11,262	USD	BOA	04/03/2025	(413)
16,854,500	TRY	437,427	USD	CBK	03/19/2025	13,480
7,764,000	TRY	206,941	USD	BCLY	03/19/2025	769
2,046,000	TRY	54,456	USD	MSC	03/19/2025	280
2,905,000	UYU	66,938	USD	CBK	03/19/2025	(134)
1,375,000	UYU	30,726	USD	CBK	07/23/2025	319
2,969,000	ZAR	157,010	USD	MSC	03/19/2025	1,261
1,350,000	ZAR	71,704	USD	BCLY	03/19/2025	261
1,320,000	ZAR	70,364	USD	BNP	03/19/2025	3
2,680,000	ZAR	143,208	USD	CBK	03/19/2025	(343)
1,330,000	ZAR	73,097	USD	BOA	03/19/2025	(2,198)
17,993,000	ZAR	998,917	USD	UBS	03/19/2025	(39,750)
70,027	USD	110,000	AUD	DEUT	03/19/2025	1,625
43,462	USD	70,000	AUD	JPM	03/19/2025	(66)
40,779	USD	240,000	BRL	MSC	03/06/2025	63
15,193	USD	95,000	BRL	SCB	03/06/2025	(924)
106,928	USD	650,000	BRL	BOA	03/06/2025	(3,343)
129,998	USD	816,000	BRL	UBS	03/06/2025	(8,435)
348,101	USD	2,170,000	BRL	CBK	03/06/2025	(20,037)
609,900	USD	876,000	CAD	BOA	02/14/2025	6,827
48,279	USD	66,000	CAD	BCLY	02/14/2025	2,842
83,659	USD	120,000	CAD	GSC	03/19/2025	923
45,302	USD	65,000	CAD	UBS	03/19/2025	487
20,990	USD	30,000	CAD	MSC	03/19/2025	306

54

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2025 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
17,355	USD	25,000	CAD	CBK	03/19/2025	$119
85,426	USD	83,527,000	CLP	BCLY	03/19/2025	317
52,994	USD	53,400,000	CLP	GSC	03/19/2025	(1,418)
155,697	USD	155,900,000	CLP	MSC	03/19/2025	(3,155)
113,069	USD	823,000	CNH	JPM	03/19/2025	454
33,773	USD	244,000	CNH	CBK	03/19/2025	386
72,149	USD	525,000	CNH	SCB	03/19/2025	311
37,329	USD	156,000,000	COP	SCB	03/19/2025	477
76,771	USD	340,196,000	COP	MSC	03/19/2025	(3,594)
271,124	USD	1,199,000,000	COP	CBK	03/19/2025	(12,116)
46,615	USD	1,120,000	CZK	JPM	03/19/2025	448
84,729	USD	2,071,000	CZK	MSC	03/19/2025	(641)
41,683	USD	2,180,000	EGP	CBK	03/19/2025	(777)
4,460,345	USD	4,222,581	EUR	DEUT	03/19/2025	69,936
253,566	USD	243,000	EUR	MSC	03/19/2025	908
100,342	USD	96,000	EUR	BOA	03/19/2025	527
103,448	USD	99,000	EUR	SCB	03/19/2025	513
133,195	USD	128,000	EUR	JPM	03/19/2025	106
69,364	USD	67,000	EUR	SSG	03/19/2025	(298)
257,451	USD	250,000	EUR	CBK	03/19/2025	(2,488)
284,378	USD	254,000	EUR	BOA	03/25/2025	20,201
44,713	USD	42,000	EUR	BOA	05/22/2025	892
140,563	USD	111,000	GBP	BCLY	03/19/2025	2,956
56,690	USD	45,000	GBP	MSC	03/19/2025	903
69,715	USD	57,000	GBP	CBK	03/19/2025	(948)
114,638	USD	45,047,000	HUF	MSC	03/19/2025	404
46,820	USD	18,400,000	HUF	DEUT	03/19/2025	159
11,770	USD	4,600,000	HUF	SSG	03/19/2025	105
83,337	USD	33,700,000	HUF	BCLY	03/19/2025	(2,122)
492,971	USD	192,663,000	HUF	BOA	03/25/2025	4,561
30,267	USD	487,000,000	IDR	BOA	03/19/2025	477
55,548	USD	906,000,000	IDR	MSC	03/19/2025	129
40,236	USD	661,000,000	IDR	CBK	03/19/2025	(197)
56,194	USD	924,000,000	IDR	BNP	03/19/2025	(326)
90,538	USD	7,664,000	INR	GSC	02/18/2025	2,186
610,671	USD	52,994,000	INR	BOA	02/18/2025	(251)
916,595	USD	79,398,000	INR	CBK	03/19/2025	3,779
5,728	USD	490,000	INR	JPM	03/19/2025	94
101,046	USD	8,782,000	INR	SCB	03/19/2025	82
20,768	USD	1,823,000	INR	BOA	07/23/2025	(18)
132,373	USD	2,674,000	MXN	BCLY	02/18/2025	3,678
117,856	USD	2,410,000	MXN	GSC	03/19/2025	2,438
83,483	USD	1,707,000	MXN	UBS	03/19/2025	1,733
146,480	USD	3,030,000	MXN	CBK	03/19/2025	1,370
75,408	USD	1,570,000	MXN	BCLY	03/19/2025	218
199,644	USD	4,172,000	MXN	MSC	03/19/2025	(158)
350,351	USD	6,708,000	MXN	CBK	04/23/2025	30,759
279,474	USD	5,370,000	MXN	RBC	04/23/2025	23,628
1,278,186	USD	24,522,000	MXN	SSG	05/13/2025	113,264
24,444	USD	110,000	MYR	DEUT	03/19/2025	(311)
116,361	USD	520,000	MYR	BNP	03/19/2025	(664)
33,820	USD	51,914,000	NGN	SCB	03/19/2025	28
69,491	USD	120,000	NZD	ANZ	03/19/2025	1,750
19,852	USD	35,000	NZD	MSC	03/19/2025	94
22,224	USD	40,000	NZD	BCLY	03/19/2025	(357)
174,121	USD	653,000	PEN	CBK	03/19/2025	(1,051)
249,054	USD	935,000	PEN	BOA	03/19/2025	(1,768)
46,167	USD	2,710,000	PHP	BOA	03/19/2025	(148)
58,555	USD	3,460,000	PHP	CBK	03/19/2025	(577)
143,725	USD	580,000	PLN	BCLY	03/19/2025	1,344
34,803	USD	140,000	PLN	SSG	03/19/2025	435
81,389	USD	330,000	PLN	CBK	03/19/2025	379
24,877	USD	100,000	PLN	JPM	03/19/2025	329
46,473	USD	190,000	PLN	DEUT	03/19/2025	(169)
128,573	USD	525,000	PLN	MSC	03/19/2025	(307)

55

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2025 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
71,678	USD	295,000	PLN	GSC	03/19/2025	$(740)
305,476	USD	1,267,000	PLN	UBS	03/19/2025	(5,553)
24,283	USD	100,000	PLN	UBS	06/23/2025	(169)
75,238	USD	360,000	RON	JPM	03/19/2025	308
43,959	USD	210,000	RON	GSC	03/19/2025	251
50,408	USD	241,000	RON	DEUT	03/19/2025	246
43,000	USD	206,000	RON	BCLY	03/19/2025	124
21,608	USD	105,000	RON	MSC	03/19/2025	(246)
119,721	USD	580,000	RON	BOA	03/19/2025	(999)
70,993	USD	95,000	SGD	DEUT	03/19/2025	951
22,346	USD	30,000	SGD	SCB	03/19/2025	228
11,119	USD	15,000	SGD	BCLY	03/19/2025	60
47,548	USD	65,000	SGD	CBK	03/19/2025	(375)
72,474	USD	2,430,000	THB	DEUT	03/19/2025	107
80,427	USD	2,710,000	THB	SCB	03/19/2025	(278)
210,272	USD	7,200,000	THB	BCLY	03/19/2025	(4,149)
153,591	USD	5,300,000	THB	JPM	03/19/2025	(4,248)
319,497	USD	11,006,000	THB	CBK	03/19/2025	(8,270)
33,315	USD	1,286,000	TRY	BNP	03/19/2025	(1,089)
152,055	USD	5,758,000	TRY	CBK	03/19/2025	(1,987)
169,454	USD	6,445,000	TRY	BCLY	03/19/2025	(2,969)
8,027	USD	341,000	UYU	GSC	03/19/2025	186
83,753	USD	1,510,000	ZAR	CBK	03/19/2025	3,258
82,896	USD	1,510,000	ZAR	BOA	03/19/2025	2,401
61,306	USD	1,140,000	ZAR	BNP	03/19/2025	536
21,729	USD	400,000	ZAR	SSG	03/19/2025	406
147,675	USD	2,770,000	ZAR	MSC	03/19/2025	13
43,309	USD	820,000	ZAR	SCB	03/19/2025	(404)
17,003	USD	299,000	ZAR	BOA	04/03/2025	1,084
16,235	USD	290,000	ZAR	BOA	04/22/2025	820
7,626	USD	141,000	ZAR	BOA	06/04/2025	159
Total foreign currency contracts						$(261,588)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.

56

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Convertible Bonds	$182,000	$—	$182,000	$—
Corporate Bonds	8,369,427	—	8,369,427	—
Foreign Government Obligations	14,187,890	—	14,187,890	—
Short-Term Investments	151,658	—	151,658	—
Purchased Options	53,845	—	53,845	—
Foreign Currency Contracts(2)	388,336	—	388,336	—
Futures Contracts(2)	18,751	18,751	—	—
Swaps - Interest Rate(2)	57,842	—	57,842	—
Total	$23,409,749	$18,751	$23,390,998	$—
Liabilities
Foreign Currency Contracts(2)	$(649,924)	$—	$(649,924)	$—
Futures Contracts(2)	(21,347)	(21,347)	—	—
Swaps - Credit Default(2)	(956)	—	(956)	—
Swaps - Interest Rate(2)	(106,145)	—	(106,145)	—
Written Options	(39,059)	—	(39,059)	—
Total	$(817,431)	$(21,347)	$(796,084)	$—

(1)	For the period ended January 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2025 is not presented.

57

The Hartford Equity Income Fund
Schedule of Investments
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6%
	Banks - 8.8%
2,695,366	Bank of America Corp.	$124,795,446
733,539	JP Morgan Chase & Co.	196,074,975
331,182	M&T Bank Corp.	66,647,065
2,302,980	Regions Financial Corp.	56,745,427
		444,262,913
	Capital Goods - 11.3%
3,744,177	BAE Systems PLC	56,597,820
78,979	Deere & Co.	37,638,232
611,345	Emerson Electric Co.	79,444,283
181,387	Fortune Brands Innovations, Inc.	13,000,006
273,463	Honeywell International, Inc.	61,179,142
237,178	IDEX Corp.	53,201,397
757,999	Johnson Controls International PLC	59,123,922
348,219	L3Harris Technologies, Inc.	73,825,910
105,220	Northrop Grumman Corp.	51,270,550
786,199	PACCAR, Inc.	87,173,745
		572,455,007
	Consumer Discretionary Distribution & Retail - 1.9%
762,976	Industria de Diseno Textil SA	41,414,817
980,945	Tractor Supply Co.	53,324,170
		94,738,987
	Consumer Durables & Apparel - 0.6%
385,804	NIKE, Inc. Class B	29,668,328
	Consumer Services - 1.6%
9,893	Booking Holdings, Inc.	46,868,681
307,289	Starbucks Corp.	33,088,880
		79,957,561
	Energy - 8.5%
1,540,151	ConocoPhillips	152,213,123
3,420,194	Coterra Energy, Inc.	94,807,778
1,485,787	EQT Corp.	75,953,431
364,467	Marathon Petroleum Corp.	53,106,487
922,967	TotalEnergies SE	53,469,463
		429,550,282
	Equity Real Estate Investment Trusts (REITs) - 5.6%
822,494	Crown Castle, Inc. REIT	73,432,264
1,837,581	Gaming & Leisure Properties, Inc. REIT	88,920,545
413,379	Lamar Advertising Co. Class A, REIT	52,259,373
2,245,394	Weyerhaeuser Co. REIT	68,753,964
		283,366,146
	Financial Services - 7.2%
326,724	Ares Management Corp. Class A	64,763,231
83,412	Capital One Financial Corp.	16,991,859
337,436	Intercontinental Exchange, Inc.	53,932,396
671,198	Morgan Stanley	92,913,939
776,013	Nasdaq, Inc.	63,896,910
416,583	Raymond James Financial, Inc.	70,185,904
		362,684,239
	Food, Beverage & Tobacco - 5.5%
1,309,609	Archer-Daniels-Midland Co.	67,091,269
2,441,151	Keurig Dr. Pepper, Inc.	78,360,947
595,169	Pernod Ricard SA	67,973,808
516,353	Philip Morris International, Inc.	67,229,161
		280,655,185
	Health Care Equipment & Services - 4.7%
206,676	Elevance Health, Inc.	81,781,693
289,947	UnitedHealth Group, Inc.	157,293,348
		239,075,041
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6% - (continued)
	Household & Personal Products - 2.4%
2,767,695	Kenvue, Inc.	$58,924,226
1,096,555	Unilever PLC ADR	62,920,326
		121,844,552
	Insurance - 3.3%
1,355,596	American International Group, Inc.	99,853,201
771,887	MetLife, Inc.	66,775,945
		166,629,146
	Materials - 3.2%
2,708,600	Barrick Gold Corp.	44,339,782
497,396	PPG Industries, Inc.	57,389,551
1,026,239	Rio Tinto PLC ADR	61,995,098
		163,724,431
	Media & Entertainment - 0.6%
371,396	Omnicom Group, Inc.	32,233,459
	Pharmaceuticals, Biotechnology & Life Sciences - 12.4%
827,307	AstraZeneca PLC ADR	58,540,243
1,353,315	Gilead Sciences, Inc.	131,542,218
923,941	Johnson & Johnson	140,577,623
1,063,003	Merck & Co., Inc.	105,045,956
4,840,642	Pfizer, Inc.	128,373,826
213,242	Roche Holding AG	67,037,251
		631,117,117
	Semiconductors & Semiconductor Equipment - 2.8%
247,427	Broadcom, Inc.	54,748,172
301,603	NXP Semiconductors NV	62,899,306
150,724	QUALCOMM, Inc.	26,064,701
		143,712,179
	Software & Services - 2.3%
148,592	Accenture PLC Class A	57,200,490
700,345	Amdocs Ltd.	61,763,426
		118,963,916
	Technology Hardware & Equipment - 4.1%
1,641,194	Cisco Systems, Inc.	99,456,356
803,356	Corning, Inc.	41,838,781
453,169	TE Connectivity PLC	67,055,417
		208,350,554
	Telecommunication Services - 1.3%
291,545	T-Mobile U.S., Inc.	67,921,239
	Transportation - 1.6%
291,666	Canadian National Railway Co.	30,468,044
449,783	United Parcel Service, Inc. Class B	51,378,712
		81,846,756
	Utilities - 8.9%
659,769	American Electric Power Co., Inc.	64,894,879
538,677	Atmos Energy Corp.	76,766,859
965,423	Dominion Energy, Inc.	53,667,865
832,639	Eversource Energy	48,026,618
2,120,994	PPL Corp.	71,265,398
964,697	Sempra	80,002,322
545,394	WEC Energy Group, Inc.	54,135,808
		448,759,749
	Total Common Stocks (cost $3,989,370,176)	$5,001,516,787

58

The Hartford Equity Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.3%
$ 14,133,974
Fixed Income Clearing Corp. Repurchase
Agreement dated 01/31/2025 at 4.34%,
due on 02/03/2025 with a maturity value
of $14,139,086; collateralized by
U.S. Treasury Note at 4.63%, maturing
06/15/2027, with a market value of
$14,416,723
			$14,133,974
	Total Short-Term Investments (cost $14,133,974)		$14,133,974
	Total Investments (cost $4,003,504,150)	98.9%	$5,015,650,761
	Other Assets and Liabilities	1.1%	56,388,910
	Net Assets	100.0%	$5,072,039,671
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$5,001,516,787	$4,715,023,628	$286,493,159	$—
Short-Term Investments	14,133,974	—	14,133,974	—
Total	$5,015,650,761	$4,715,023,628	$300,627,133	$—

(1)	For the period ended January 31, 2025, there were no transfers in and out of Level 3.

59

The Hartford Floating Rate Fund
Schedule of Investments
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.3%
	Other Asset-Backed Securities - 2.3%
$ 2,000,000	Bain Capital Credit CLO Ltd. 5.83%, 04/23/2038, 3 mo. USD Term SOFR + 1.55%(1)(2)	$2,000,000
350,000	BlueMountain CLO XXVIII Ltd. 6.06%, 04/15/2034, 3 mo. USD Term SOFR + 1.76%(1)(2)	350,083
2,465,397	Carlyle Global Market Strategies CLO Ltd. 6.10%, 07/20/2031, 3 mo. USD Term SOFR + 1.81%(1)(2)	2,469,418
	Carlyle U.S. CLO Ltd.
2,500,000	5.83%, 01/20/2038, 3 mo. USD Term SOFR + 1.55%(1)(2)	2,500,000
1,165,000	6.20%, 07/20/2034, 3 mo. USD Term SOFR + 1.91%(1)(2)	1,164,417
1,750,000	Elmwood CLO II Ltd. 10.04%, 10/20/2037, 3 mo. USD Term SOFR + 5.75%(1)(2)	1,790,271
1,000,000	Elmwood CLO X Ltd. 10.14%, 04/20/2034, 3 mo. USD Term SOFR + 5.85%(1)(2)	1,004,013
2,000,000	Golub Capital Partners Static Ltd. 10.79%, 04/20/2033, 3 mo. USD Term SOFR + 6.50%(1)(2)	2,005,702
1,500,000	Madison Park Funding LXIX Ltd. 10.55%, 07/25/2037, 3 mo. USD Term SOFR + 6.25%(1)(2)	1,549,326
1,250,000	Magnetite XLI Ltd. 9.21%, 01/25/2038, 3 mo. USD Term SOFR + 4.90%(1)(2)	1,252,370
1,500,000	Neuberger Berman Loan Advisers CLO 32 Ltd. 10.65%, 01/20/2032, 3 mo. USD Term SOFR + 6.36%(1)(2)	1,507,251
1,610,000	OCP Aegis CLO Ltd. 10.00%, 01/16/2037, 3 mo. USD Term SOFR + 5.50%(1)(2)	1,610,897
	OCP CLO Ltd.
735,000	10.16%, 07/16/2035, 3 mo. USD Term SOFR + 5.85%(1)(2)	742,557
2,500,000	10.54%, 07/20/2037, 3 mo. USD Term SOFR + 6.25%(1)(2)	2,557,830
2,650,000	Octagon 57 Ltd. 6.21%, 10/15/2034, 3 mo. USD Term SOFR + 1.91%(1)(2)	2,652,131
1,650,000	Sound Point CLO XVII Ltd. 6.15%, 10/20/2030, 3 mo. USD Term SOFR + 1.86%(1)(2)	1,649,175
	Total Asset & Commercial Mortgage-Backed Securities (cost $26,287,079)	$26,805,441
CORPORATE BONDS - 5.7%
	Aerospace/Defense - 0.1%
585,000	Spirit AeroSystems, Inc. 9.75%, 11/15/2030(1)	$647,195
	Airlines - 0.2%
2,595,000	JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 09/20/2031(1)	2,743,325
	Apparel - 0.5%
5,600,000	Hanesbrands, Inc. 4.88%, 05/15/2026(1)	5,555,602
	Commercial Banks - 0.1%
	Freedom Mortgage Corp.
575,000	12.00%, 10/01/2028(1)	626,268
575,000	12.25%, 10/01/2030(1)	641,939
		1,268,207
	Commercial Services - 0.4%
540,000	Allied Universal Holdco LLC 7.88%, 02/15/2031(1)	553,658
EUR 550,000	Verisure Holding AB 3.25%, 02/15/2027(3)	563,518
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 5.7% - (continued)
	Commercial Services - 0.4% - (continued)
$ 1,100,000	Veritiv Operating Co. 10.50%, 11/30/2030(1)	$1,195,466
1,300,000	WASH Multifamily Acquisition, Inc. 5.75%, 04/15/2026(1)	1,299,289
5,905,000	WW International, Inc. 4.50%, 04/15/2029(1)	1,187,026
		4,798,957
	Construction Materials - 0.2%
2,000,000	Wilsonart LLC 11.00%, 08/15/2032(1)	2,000,316
	Diversified Financial Services - 0.8%
635,000	Bread Financial Holdings, Inc. 9.75%, 03/15/2029(1)	684,732
	Freedom Mortgage Holdings LLC
855,000	9.13%, 05/15/2031(1)	884,920
575,000	9.25%, 02/01/2029(1)	600,156
2,040,000	Nationstar Mortgage Holdings, Inc. 5.00%, 02/01/2026(1)	2,026,894
3,815,000	Planet Financial Group LLC 10.50%, 12/15/2029(1)	3,924,333
700,000	United Wholesale Mortgage LLC 5.50%, 11/15/2025(1)	699,502
		8,820,537
	Entertainment - 0.0%
535,000	Great Canadian Gaming Corp. 8.75%, 11/15/2029(1)	555,318
	Food - 0.1%
555,000	Chobani Holdco II LLC 8.75%, 10/01/2029(1)(4)	601,084
	Food Service - 0.1%
EUR 1,250,000	Elior Group SA 3.75%, 07/15/2026(3)	1,296,750
	Forest Products & Paper - 0.1%
$ 995,000	Mercer International, Inc. 12.88%, 10/01/2028(1)	1,074,363
	Hand/Machine Tools - 0.1%
EUR 805,000	IMA Industria Macchine Automatiche SpA 6.54%, 04/15/2029, 3 mo. EURIBOR + 3.75%(1)(2)	841,162
	Insurance - 0.2%
1,730,000	Ardonagh Finco Ltd. 6.88%, 02/15/2031(1)	1,844,057
	Internet - 0.3%
$ 1,969,971	Shutterfly Finance LLC 9.75%, 10/01/2027(1)	1,989,671
EUR 1,770,000	United Group BV 7.27%, 02/15/2031, 3 mo. EURIBOR + 4.25%(1)(2)	1,843,084
		3,832,755
	Leisure Time - 0.2%
$ 2,065,000	Carnival Corp. 7.63%, 03/01/2026(1)	2,068,573
	Lodging - 0.1%
1,375,000	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.88%, 05/15/2025(1)	1,374,684
	Media - 0.1%
645,000	CSC Holdings LLC 11.75%, 01/31/2029(1)	641,831
	Mining - 0.1%
1,225,000	Novelis Corp. 3.25%, 11/15/2026(1)	1,183,688
	Office/Business Equipment - 0.0%
548,000	Xerox Holdings Corp. 5.00%, 08/15/2025(1)	545,519

60

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 5.7% - (continued)
	Oil & Gas - 0.5%
	Matador Resources Co.
$ 1,705,000	6.25%, 04/15/2033(1)	$1,680,107
600,000	6.88%, 04/15/2028(1)	611,075
	Vital Energy, Inc.
1,685,000	7.88%, 04/15/2032(1)	1,661,892
1,325,000	9.75%, 10/15/2030	1,408,202
		5,361,276
	Oil & Gas Services - 0.1%
1,035,000	Enerflex Ltd. 9.00%, 10/15/2027(1)	1,074,381
	Packaging & Containers - 0.1%
1,775,000	TriMas Corp. 4.13%, 04/15/2029(1)	1,644,909
	Pharmaceuticals - 0.2%
1,175,000	BellRing Brands, Inc. 7.00%, 03/15/2030(1)	1,217,950
EUR 653,000	Teva Pharmaceutical Finance Netherlands II BV 4.50%, 03/01/2025	677,422
		1,895,372
	Real Estate - 0.0%
	Country Garden Holdings Co. Ltd.
$ 2,385,000	4.80%, 08/06/2030(3)(5)	236,771
370,000	5.63%, 01/14/2030(3)(5)	36,732
		273,503
	Retail - 0.8%
EUR 575,000	Bertrand Franchise Finance SAS 6.49%, 07/18/2030, 3 mo. EURIBOR + 3.75%(1)(2)	600,406
$ 1,375,000	Foundation Building Materials, Inc. 6.00%, 03/01/2029(1)	1,228,606
GBP 3,675,000	Punch Finance PLC 6.13%, 06/30/2026(3)	4,533,847
$ 1,750,000	Staples, Inc. 10.75%, 09/01/2029(1)	1,715,077
1,250,000	Victoria's Secret & Co. 4.63%, 07/15/2029(1)	1,148,347
		9,226,283
	Software - 0.2%
1,070,000	ROBLOX Corp. 3.88%, 05/01/2030(1)	980,872
EUR 1,505,000	TeamSystem SpA 6.29%, 07/31/2031, 3 mo. EURIBOR + 3.50%(1)(2)	1,570,096
		2,550,968
	Telecommunications - 0.1%
$ 1,175,000	Frontier Communications Holdings LLC 5.00%, 05/01/2028(1)	1,162,978
	Total Corporate Bonds (cost $69,089,558)	$64,883,593
SENIOR FLOATING RATE INTERESTS - 85.5%(6)
	Advertising - 0.2%
1,825,000	Clear Channel International BV 7.50%, 04/01/2027	$1,827,281
600,000	Clear Channel Outdoor Holdings, Inc. 8.43%, 08/23/2028, 1 mo. USD Term SOFR + 4.00%	601,752
		2,429,033
	Aerospace/Defense - 1.8%
	Air Comm Corp. LLC
1,578,462	7.40%, 11/21/2031, 3 mo. USD Term SOFR + 3.00%	1,582,408
131,538	7.40%, 12/11/2031, 3 mo. USD Term SOFR + 3.00%(7)	131,867
199,001	Bleriot U.S. Bidco, Inc. 7.08%, 10/31/2030, 3 mo. USD Term SOFR + 2.75%	199,783
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 85.5%(6) - (continued)
	Aerospace/Defense - 1.8% - (continued)
$ 2,631,791	Cobham Ultra SeniorCo SARL 9.24%, 08/03/2029, 6 mo. USD Term SOFR + 3.75%	$2,619,185
3,335,000	Dynasty Acquisition Co., Inc. 6.56%, 10/31/2031, 1 mo. USD Term SOFR + 2.25%	3,346,373
3,850,000	Goat Holdco LLC 7.31%, 01/27/2032, 1 mo. USD Term SOFR + 3.00%	3,857,700
3,000,000	Ovation Parent, Inc. 7.06%, 01/30/2032, 1 mo. USD Term SOFR + 2.75%	3,003,750
6,115,945	TransDigm, Inc. 6.83%, 02/28/2031, 3 mo. USD Term SOFR + 2.50%	6,138,696
		20,879,762
	Airlines - 1.7%
3,225,625	Air Canada 6.34%, 03/21/2031, 3 mo. USD Term SOFR + 2.00%	3,242,753
1,108,250	American Airlines, Inc. 9.30%, 04/20/2028, 3 mo. USD Term SOFR + 4.75%	1,134,227
2,518,687	AS Mileage Plan IP Ltd. 6.29%, 10/15/2031, 3 mo. USD Term SOFR + 2.00%	2,531,281
6,254,325	JetBlue Airways Corp. 9.85%, 08/27/2029, 3 mo. USD Term SOFR + 5.50%	6,281,156
2,114,795	SkyMiles IP Ltd. 8.04%, 10/20/2027, 3 mo. USD Term SOFR + 3.75%	2,151,804
3,590,037	WestJet Loyalty LP 7.58%, 02/14/2031, 3 mo. USD Term SOFR + 3.25%	3,600,699
		18,941,920
	Apparel - 1.5%
10,062,543	ABG Intermediate Holdings 2 LLC 6.56%, 12/21/2028, 1 mo. USD Term SOFR + 2.25%	10,105,712
5,500,000	Champ Acquisition Corp. 8.83%, 11/25/2031, 1 mo. USD Term SOFR + 4.50%	5,541,250
1,220,746	Hanesbrands, Inc. 8.06%, 03/08/2030, 1 mo. USD Term SOFR + 3.75%	1,231,427
		16,878,389
	Auto Parts & Equipment - 2.0%
	Clarios Global LP
EUR 4,232,826	5.77%, 07/16/2031, 3 mo. EURIBOR + 3.00%	4,383,450
1,450,000	5.99%, 01/28/2032, 1 mo. EURIBOR + 3.25%	1,505,269
$ 3,300,000	7.09%, 01/28/2032, 1 mo. USD Term SOFR + 2.75%	3,304,125
	First Brands Group LLC
7,636,460	9.55%, 03/30/2027, 3 mo. USD Term SOFR + 5.00%	7,483,731
6,430,000	13.05%, 03/30/2028, 3 mo. USD Term SOFR + 8.50%	6,060,275
		22,736,850
	Beverages - 0.5%
EUR 5,944,790	Pegasus Bidco BV 6.52%, 07/12/2029, 3 mo. EURIBOR + 3.50%	6,214,491
	Biotechnology - 0.3%
2,895,000	Cooper Consumer Health 7.43%, 11/06/2028, 3 mo. EURIBOR + 4.75%	3,014,566
	Chemicals - 1.1%
$ 2,025,000	A-AP Buyer, Inc. 7.56%, 09/09/2031, 1 mo. USD Term SOFR + 3.25%	2,037,656
EUR 2,850,000	INEOS Finance PLC 5.98%, 02/07/2031, 1 mo. EURIBOR + 3.25%	2,952,541

61

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 85.5%(6) - (continued)
	Chemicals - 1.1% - (continued)
$ 2,517,366	INEOS U.S. Finance LLC 7.31%, 02/07/2031, 1 mo. USD Term SOFR + 3.00%	$2,515,276
1,714,165	Nouryon Finance BV 7.66%, 04/03/2028, 6 mo. USD Term SOFR + 3.25%	1,726,489
2,887,583	SCIH Salt Holdings, Inc. 7.29%, 01/31/2029, 3 mo. USD Term SOFR + 3.00%	2,899,394
		12,131,356
	Commercial Banks - 0.1%
	Chrysaor Bidco SARL
EUR 99,985	6.36%, 10/30/2031, 3 mo. EURIBOR + 3.75%(7)	104,492
1,350,015	6.54%, 10/30/2031, 3 mo. EURIBOR + 3.75%	1,410,855
		1,515,347
	Commercial Services - 8.3%
$ 9,076,786	Allied Universal Holdco LLC 8.16%, 05/12/2028, 1 mo. USD Term SOFR + 3.75%	9,105,741
4,738,125	Belron Finance 2019 LLC 7.27%, 10/16/2031, 3 mo. USD Term SOFR + 2.75%	4,774,845
EUR 5,305,000	Belron U.K. Finance PLC 6.06%, 10/16/2031, 3 mo. EURIBOR + 3.00%	5,528,945
$ 1,992,503	Creative Artists Agency LLC 7.06%, 10/01/2031, 1 mo. USD Term SOFR + 2.75%	1,997,764
2,935,688	Ensemble RCM LLC 7.29%, 08/01/2029, 3 mo. USD Term SOFR + 3.00%	2,958,616
5,230,000	First Advantage Holdings LLC 7.56%, 10/31/2031, 1 mo. USD Term SOFR + 3.25%	5,274,141
	Fugue Finance BV
EUR 375,000	7.16%, 01/31/2028, 3 mo. EURIBOR + 4.25%	389,998
$ 1,185,000	7.50%, 01/09/2032, 6 mo. USD Term SOFR + 3.25%	1,201,294
2,681,525	8.26%, 02/26/2031, 3 mo. USD Term SOFR + 3.75%	2,697,158
4,150,100	8.29%, 01/31/2028, 3 mo. USD Term SOFR + 4.00%	4,207,164
EUR 5,885,000	Inspired Finco Holdings Ltd. 6.73%, 02/28/2031, 1 mo. EURIBOR + 4.00%	6,123,294
	Lernen Bidco Ltd.
3,630,000	6.78%, 04/25/2029, 6 mo. EURIBOR + 4.00%	3,785,609
$ 145,000	8.52%, 10/27/2031, 3 mo. USD Term SOFR + 4.00%	146,087
5,509,330	OMNIA Partners LLC 7.05%, 07/25/2030, 3 mo. USD Term SOFR + 2.75%	5,531,697
EUR 4,800,000	Ren10 Holding AB 6.63%, 07/31/2030, 3 mo. EURIBOR + 3.75%	4,990,925
$ 5,510,536	Ryan LLC 7.81%, 11/14/2030, 1 mo. USD Term SOFR + 3.50%	5,524,313
	TMF Group Holding BV
EUR 1,420,000	5.99%, 05/03/2028, 3 mo. EURIBOR + 3.25%	1,477,130
$ 2,811,671	7.05%, 05/03/2028, 3 mo. USD Term SOFR + 2.75%	2,822,215
5,483,132	Trans Union LLC 6.06%, 06/24/2031, 1 mo. USD Term SOFR + 1.75%	5,482,863
5,435,000	TTF Holdings LLC 8.06%, 07/18/2031, 1 mo. USD Term SOFR + 3.75%	5,414,619
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 85.5%(6) - (continued)
	Commercial Services - 8.3% - (continued)
EUR 3,335,000	Verisure Holding AB 5.72%, 03/27/2028, 3 mo. EURIBOR + 3.00%	$3,475,853
$ 1,780,526	Veritiv Corp. 8.83%, 11/30/2030, 3 mo. USD Term SOFR + 4.50%	1,781,488
2,964,137	Wand NewCo 3, Inc. 7.56%, 01/30/2031, 1 mo. USD Term SOFR + 3.25%	2,963,337
5,720,069	WEX, Inc. 6.06%, 03/31/2028, 1 mo. USD Term SOFR + 1.75%	5,722,300
6,925,307	WW International, Inc. 8.05%, 04/13/2028, 3 mo. USD Term SOFR + 3.50%	1,517,819
		94,895,215
	Construction Materials - 3.4%
5,564,039	Chamberlain Group, Inc. 7.66%, 11/03/2028, 1 mo. USD Term SOFR + 3.25%	5,589,800
	Cornerstone Building Brands, Inc.
3,400,969	7.66%, 04/12/2028, 1 mo. USD Term SOFR + 3.25%	3,237,314
1,416,450	8.81%, 05/15/2031, 1 mo. USD Term SOFR + 4.50%	1,369,537
1,352,069	CP Atlas Buyer, Inc. 8.16%, 11/23/2027, 1 mo. USD Term SOFR + 3.75%	1,303,286
3,994,987	Emerald Borrower LP 6.83%, 08/04/2031, 3 mo. USD Term SOFR + 2.50%	4,007,812
	Groundworks LLC
430,225	3.69%, 03/14/2031, 3 mo. USD Term SOFR + 3.25%(7)	431,972
2,327,733	7.31%, 03/14/2031, 1 mo. USD Term SOFR + 3.00%	2,337,184
	Hobbs & Associates LLC
3,918,182	7.56%, 07/23/2031, 1 mo. USD Term SOFR + 3.25%	3,937,773
390,839	7.65%, 07/23/2031, 3 mo. USD Term SOFR + 3.25%	392,793
259,098	Oscar AcquisitionCo LLC 8.50%, 04/29/2029, 6 mo. USD Term SOFR + 4.25%	258,174
6,020,000	Quikrete Holdings, Inc. 6.56%, 02/10/2032, 1 mo. USD Term SOFR + 2.25%	6,004,950
6,277,802	Tamko Building Products LLC 7.07%, 09/20/2030, 3 mo. USD Term SOFR + 2.75%	6,317,038
3,291,750	Wilsonart LLC 8.58%, 08/05/2031, 3 mo. USD Term SOFR + 4.25%	3,299,584
		38,487,217
	Distribution/Wholesale - 1.7%
3,013,919	American Builders & Contractors Supply Co., Inc. 6.06%, 01/31/2031, 1 mo. USD Term SOFR + 1.75%	3,027,271
1,712,732	Core & Main LP 6.31%, 02/09/2031, 1 mo. USD Term SOFR + 2.00%	1,719,155
4,285,000	Gloves Buyer, Inc. 8.31%, 01/17/2032, 1 mo. USD Term SOFR + 4.00%	4,276,087
2,991,084	Olympus Water U.S. Holding Corp. 7.34%, 06/20/2031, 3 mo. USD Term SOFR + 3.00%	2,994,405
	Windsor Holdings III LLC
EUR 3,500,000	6.27%, 08/01/2030, 1 mo. EURIBOR + 3.50%	3,647,095
$ 3,357,670	7.80%, 08/01/2030, 1 mo. USD Term SOFR + 3.50%	3,381,442
		19,045,455

62

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 85.5%(6) - (continued)
	Diversified Financial Services - 2.1%
$ 1,932,962	Aretec Group, Inc. 7.81%, 08/09/2030, 1 mo. USD Term SOFR + 3.50%	$1,941,255
10,930,030	Blackhawk Network Holdings, Inc. 9.31%, 03/12/2029, 1 mo. USD Term SOFR + 5.00%	11,002,277
5,000,000	FNZ Group Services Ltd. 9.55%, 11/05/2031, 3 mo. USD Term SOFR + 5.00%	4,840,650
	Focus Financial Partners LLC
288,533	7.56%, 09/15/2031, 3 mo. USD Term SOFR + 1.63%	288,715
2,686,467	7.56%, 09/15/2031, 1 mo. USD Term SOFR + 3.25%	2,688,159
2,966,764	Hightower Holding LLC 8.07%, 04/21/2028, 3 mo. USD Term SOFR + 3.50%	2,968,010
		23,729,066
	Electric - 0.3%
	Kohler Energy Co. LLC
EUR 2,000,000	7.36%, 05/01/2031, 3 mo. EURIBOR + 4.75%	2,090,362
$ 1,831,897	8.06%, 05/01/2031, 1 mo. USD Term SOFR + 3.75%	1,833,271
		3,923,633
	Electronics - 1.5%
7,320,305	II-VI, Inc. 6.31%, 07/02/2029, 1 mo. USD Term SOFR + 2.00%	7,340,875
682,264	Ingram Micro, Inc. 7.08%, 09/22/2031, 3 mo. USD Term SOFR + 2.75%	687,381
6,075,000	LSF12 Crown U.S. Commercial Bidco LLC 8.59%, 12/02/2031, 1 mo. USD Term SOFR + 4.25%	6,072,449
	Roper Industrial Products Investment Co. LLC
EUR 150,000	6.18%, 11/22/2029, 3 mo. EURIBOR + 3.50%	156,242
995,000	6.18%, 11/23/2029, 3 mo. EURIBOR + 3.50%	1,036,404
$ 2,172,090	7.08%, 11/22/2029, 3 mo. USD Term SOFR + 2.75%	2,177,520
		17,470,871
	Engineering & Construction - 0.4%
793,008	Chromalloy Corp. 8.06%, 03/27/2031, 3 mo. USD Term SOFR + 3.75%	793,753
1,750,000	Construction Partners, Inc. 6.81%, 11/03/2031, 1 mo. USD Term SOFR + 2.50%	1,751,453
1,717,449	Service Logic Acquisition, Inc. 7.79%, 10/29/2027, 1 mo. USD Term SOFR + 3.50%	1,728,183
		4,273,389
	Entertainment - 6.3%
	Banijay Entertainment SAS
EUR 1,555,000	6.01%, 01/23/2032, 3 mo. EURIBOR + 3.25%	1,616,626
1,445,000	6.46%, 03/01/2028, 3 mo. EURIBOR + 3.75%	1,502,221
$ 1,974,874	7.58%, 03/01/2028, 1 mo. USD Term SOFR + 3.25%	1,982,774
	Caesars Entertainment, Inc.
11,029,725	6.56%, 02/06/2030, 1 mo. USD Term SOFR + 2.25%	11,057,299
3,737,832	6.56%, 02/06/2031, 1 mo. USD Term SOFR + 2.25%	3,745,607
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 85.5%(6) - (continued)
	Entertainment - 6.3% - (continued)
$ 2,355,756	Cinemark USA, Inc. 7.07%, 05/24/2030, 1 mo. USD Term SOFR + 2.75%	$2,373,425
3,085,000	Crown Finance U.S., Inc. 9.59%, 12/02/2031, U.S. (Fed) Prime Rate + 4.25%	3,078,151
EUR 1,225,000	Dorna Sports SL 5.83%, 03/30/2029, 6 mo. EURIBOR + 3.25%	1,273,637
$ 6,565,000	Endeavor Group Holdings, Inc. 7.31%, 01/27/2032, 1 mo. USD Term SOFR + 3.00%	6,573,206
6,088,605	Great Canadian Gaming Corp. 9.09%, 11/01/2029, 3 mo. USD Term SOFR + 4.75%	6,100,052
3,816,989	Maverick Gaming LLC 11.81%, 06/03/2028, 3 mo. USD Term SOFR + 7.50%	2,597,488
9,731,700	Ontario Gaming GTA LP 8.58%, 08/01/2030, 3 mo. USD Term SOFR + 4.25%	9,762,160
2,753,100	OVG Business Services LLC 7.31%, 06/25/2031, 1 mo. USD Term SOFR + 3.00%	2,766,865
7,970,000	UFC Holdings LLC 6.77%, 11/21/2031, 3 mo. USD Term SOFR + 2.25%	8,011,524
9,739,733	William Morris Endeavor Entertainment LLC 7.18%, 05/18/2025, 1 mo. USD Term SOFR + 2.75%	9,737,688
		72,178,723
	Environmental Control - 0.5%
	Filtration Group Corp.
EUR 635,000	6.24%, 10/21/2028, 3 mo. EURIBOR + 3.50%	660,396
$ 4,160,488	7.43%, 10/21/2028, 1 mo. USD Term SOFR + 3.00%	4,191,193
1,139,275	Northstar Group Services, Inc. 9.08%, 05/08/2030, 3 mo. USD Term SOFR + 4.75%	1,148,104
		5,999,693
	Food - 1.1%
2,792,965	Aspire Bakeries Holdings LLC 8.56%, 12/13/2030, 1 mo. USD Term SOFR + 4.25%	2,834,859
	CHG PPC Parent LLC
EUR 680,000	6.17%, 12/08/2028, 3 mo. EURIBOR + 3.50%	705,651
820,000	7.16%, 12/08/2028, 1 mo. EURIBOR + 4.50%	850,932
$ 627,466	7.43%, 12/08/2028, 1 mo. USD Term SOFR + 3.00%	630,999
EUR 7,720,000	Froneri Lux Finco SARL 5.10%, 09/30/2031, 6 mo. EURIBOR + 2.50%	8,005,848
		13,028,289
	Food Service - 0.5%
$ 3,504,938	Aramark Services, Inc. 6.31%, 04/06/2028, 1 mo. USD Term SOFR + 2.00%	3,518,957
2,670,000	Golden State Foods LLC 8.58%, 12/04/2031, 1 mo. USD Term SOFR + 4.25%	2,699,370
		6,218,327
	Healthcare - Products - 1.0%
EUR 3,150,000	Auris Luxembourg III SARL 6.69%, 02/28/2029, 6 mo. EURIBOR + 4.00%	3,279,706
594,301	Avantor Funding, Inc. 5.23%, 06/12/2028, 1 mo. EURIBOR + 2.50%	618,329

63

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 85.5%(6) - (continued)
	Healthcare - Products - 1.0% - (continued)
$ 5,406,923	Bausch & Lomb Corp. 8.33%, 09/29/2028, 3 mo. USD Term SOFR + 4.00%	$5,450,881
915,258	Insulet Corp. 6.81%, 08/04/2031, 1 mo. USD Term SOFR + 2.50%	920,594
1,169,213	Medline Borrower LP 6.56%, 10/23/2028, 1 mo. USD Term SOFR + 2.25%	1,174,252
		11,443,762
	Healthcare - Services - 1.8%
	ADMI Corp.
1,488,873	7.80%, 12/23/2027, 1 mo. USD Term SOFR + 3.38%	1,472,124
2,600,152	8.18%, 12/23/2027, 1 mo. USD Term SOFR + 3.75%	2,570,900
	EyeCare Partners LLC
1,715,175	5.39%, 11/30/2028, 3 mo. USD Term SOFR + 1.00%	1,332,125
366,708	11.14%, 11/30/2028, 3 mo. USD Term SOFR + 6.75%	73,342
2,550,725	Heartland Dental LLC 8.81%, 04/28/2028, 1 mo. USD Term SOFR + 4.50%	2,559,703
EUR 1,691,260	IQVIA, Inc. 4.68%, 06/11/2025, 3 mo. EURIBOR + 2.00%	1,759,303
$ 2,988,829	Medical Solutions Holdings, Inc. 7.89%, 11/01/2028, 3 mo. USD Term SOFR + 3.50%	2,097,172
1,903,015	Parexel International Corp. 6.81%, 11/15/2028, 1 mo. USD Term SOFR + 2.50%	1,910,493
6,051,000	Star Parent, Inc. 8.33%, 09/27/2030, 3 mo. USD Term SOFR + 4.00%	5,969,493
EUR 1,045,000	Synlab Bondco PLC 6.18%, 10/16/2030, 3 mo. EURIBOR + 3.50%	1,087,130
		20,831,785
	Home Builders - 0.8%
$ 8,955,929	Tecta America Corp. 8.43%, 04/10/2028, 1 mo. USD Term SOFR + 4.00%	8,991,126
	Home Furnishings - 1.8%
5,436,260	AI Aqua Merger Sub, Inc. 7.34%, 07/31/2028, 1 mo. USD Term SOFR + 3.00%	5,448,165
10,579,702	Mattress Firm, Inc. 8.92%, 09/25/2028, 6 mo. USD Term SOFR + 4.25%	10,573,143
5,020,000	Tempur Sealy International, Inc. 6.84%, 10/24/2031, 1 mo. USD Term SOFR + 2.50%	5,034,659
		21,055,967
	Housewares - 0.8%
	Hunter Douglas, Inc.
EUR 3,310,000	6.00%, 01/20/2032, 3 mo. EURIBOR + 3.25%	3,425,760
$ 5,729,647	7.55%, 01/20/2032, 3 mo. USD Term SOFR + 3.25%	5,753,539
		9,179,299
	Insurance - 7.0%
15,212,038	Acrisure LLC 7.31%, 11/06/2030, 1 mo. USD Term SOFR + 3.00%	15,223,903
6,074,775	Alliant Holdings Intermediate LLC 7.05%, 09/19/2031, 1 mo. USD Term SOFR + 2.75%	6,092,270
2,580,000	AmWINS Group, Inc. 6.56%, 01/30/2032, 1 mo. USD Term SOFR + 2.25%	2,584,515
EUR 3,500,000	Ardonagh Midco 3 PLC 6.28%, 02/15/2031, 6 mo. EURIBOR + 3.63%	3,630,901
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 85.5%(6) - (continued)
	Insurance - 7.0% - (continued)
$ 1,662,238	AssuredPartners, Inc. 7.81%, 02/14/2031, 1 mo. USD Term SOFR + 3.50%	$1,663,186
	Asurion LLC
3,278,430	8.41%, 08/19/2028, 1 mo. USD Term SOFR + 4.00%	3,271,611
2,229,576	8.66%, 08/19/2028, 1 mo. USD Term SOFR + 4.25%	2,231,315
6,382,700	9.68%, 01/31/2028, 1 mo. USD Term SOFR + 5.25%	6,226,324
8,265,000	9.68%, 01/20/2029, 1 mo. USD Term SOFR + 5.25%	8,023,497
	Howden Group Holdings Ltd.
EUR 725,000	6.25%, 02/15/2031, 1 mo. EURIBOR + 3.50%	754,620
$ 4,148,702	7.31%, 02/15/2031, 1 mo. USD Term SOFR + 3.00%	4,164,716
12,220,812	HUB International Ltd. 7.29%, 06/20/2030, 3 mo. USD Term SOFR + 2.75%	12,262,363
2,948,903	Sedgwick Claims Management Services, Inc. 7.31%, 07/31/2031, 1 mo. USD Term SOFR + 3.00%	2,964,561
	Truist Insurance Holdings LLC
1,539,919	7.08%, 05/06/2031, 3 mo. USD Term SOFR + 2.75%	1,541,844
694,737	9.08%, 05/06/2032, 3 mo. USD Term SOFR + 4.75%	703,421
8,385,073	USI, Inc. 6.58%, 11/21/2029, 3 mo. USD Term SOFR + 2.25%	8,381,383
		79,720,430
	Internet - 2.6%
8,274,404	Endure Digital, Inc. 7.94%, 02/10/2028, 1 mo. USD Term SOFR + 3.50%	5,589,360
	Getty Images, Inc.
EUR 2,425,000	7.75%, 02/19/2026, 1 mo. EURIBOR + 5.00%	2,504,375
$ 893,043	8.85%, 02/19/2026, 6 mo. USD Term SOFR + 4.50%	893,043
	MH Sub I LLC
5,644,819	8.56%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	5,572,509
5,055,312	8.56%, 12/31/2031, 1 mo. USD Term SOFR + 4.25%	4,893,542
3,695,000	10.56%, 02/23/2029, 1 mo. USD Term SOFR + 6.25%	3,639,575
860,000	Proofpoint, Inc. 7.31%, 08/31/2028, 1 mo. USD Term SOFR + 3.00%	864,704
3,031,448	Shutterfly, Inc. 5.33%, 10/01/2027, 3 mo. USD Term SOFR + 1.00%(4)	2,693,654
	Speedster Bidco GmbH
EUR 2,000,000	6.57%, 12/10/2031, 3 mo. EURIBOR + 3.75%	2,086,212
$ 1,480,000	7.90%, 12/10/2031, 3 mo. USD Term SOFR + 3.50%	1,488,022
		30,224,996
	Investment Company Security - 0.8%
798,000	AAL Delaware Holdco, Inc. 7.81%, 07/30/2031, 1 mo. USD Term SOFR + 3.50%	802,237
2,155,000	Dragon Buyer, Inc. 7.58%, 09/30/2031, 3 mo. USD Term SOFR + 3.25%	2,164,245
2,487,437	Intrado Corp. 7.83%, 01/31/2030, 3 mo. USD Term SOFR + 3.50%	2,481,219

64

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 85.5%(6) - (continued)
	Investment Company Security - 0.8% - (continued)
	Nexus Buyer LLC
$ 750,000	7.81%, 07/31/2031, 1 mo. USD Term SOFR + 3.50%	$752,048
2,733,150	8.31%, 07/31/2031, 1 mo. USD Term SOFR + 4.00%	2,740,611
		8,940,360
	IT Services - 3.1%
5,101,450	Fortress Intermediate 3, Inc. 7.81%, 06/27/2031, 1 mo. USD Term SOFR + 3.50%	5,104,664
	McAfee LLC
EUR 1,990,000	6.11%, 03/01/2029, 3 mo. EURIBOR + 3.50%	2,068,184
$ 11,532,345	7.34%, 03/01/2029, 1 mo. USD Term SOFR + 3.00%	11,558,293
4,601,333	NCR Atleos LLC 8.05%, 04/16/2029, 3 mo. USD Term SOFR + 3.75%	4,627,239
EUR 1,650,000	Nielsen Consumer, Inc. 6.23%, 03/06/2028, 1 mo. EURIBOR + 3.50%	1,715,990
$ 7,454,822	Peraton Corp. 8.16%, 02/01/2028, 1 mo. USD Term SOFR + 3.75%	6,965,636
2,850,000	Sandisk Corp. 7.31%, 12/13/2031, 1 mo. USD Term SOFR + 3.00%	2,809,045
		34,849,051
	Leisure Time - 1.7%
1,496,250	LC AHAB U.S. Bidco LLC 7.31%, 05/01/2031, 1 mo. USD Term SOFR + 3.00%	1,498,120
3,657,420	MajorDrive Holdings IV LLC 8.59%, 06/01/2028, 3 mo. USD Term SOFR + 4.00%	3,528,752
6,352,000	Recess Holdings, Inc. 8.05%, 02/20/2030, 3 mo. USD Term SOFR + 3.75%	6,411,582
7,801,917	SRAM LLC 7.18%, 05/18/2028, 1 mo. USD Term SOFR + 2.75%	7,875,099
		19,313,553
	Machinery-Diversified - 1.1%
EUR 1,700,000	Innio Group Holding GmbH 6.01%, 11/02/2028, 3 mo. EURIBOR + 3.25%	1,770,988
$ 1,960,150	Titan Acquisition Ltd. 8.78%, 02/15/2029, 6 mo. USD Term SOFR + 4.50%	1,975,674
EUR 8,830,000	TK Elevator Midco GmbH 6.60%, 04/30/2030, 6 mo. EURIBOR + 4.00%	9,228,947
		12,975,609
	Media - 4.4%
$ 5,775,975	Century De Buyer LLC 7.79%, 10/30/2030, 3 mo. USD Term SOFR + 3.50%	5,816,869
10,478,983	Charter Communications Operating LLC 6.31%, 12/07/2030, 3 mo. USD Term SOFR + 2.00%	10,464,313
	Directv Financing LLC
3,512,575	9.55%, 08/02/2029, 3 mo. USD Term SOFR + 5.25%	3,485,247
1,200,000	9.55%, 08/02/2027, 3 mo. USD Term SOFR + 5.00%	1,200,900
EUR 1,960,000	DLG Acquisitions Ltd. 7.01%, 05/16/2031, 3 mo. EURIBOR + 4.00%	2,043,980
$ 2,456,671	EW Scripps Co. 6.99%, 05/01/2026, 1 mo. USD Term SOFR + 2.56%	2,385,428
1,267,249	NEP Group, Inc. 7.68%, 08/19/2026, 1 mo. USD Term SOFR + 3.25%(4)	1,139,738
1,751,763	United Talent Agency LLC 8.05%, 07/07/2028, 1 mo. USD Term SOFR + 3.75%	1,762,711
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 85.5%(6) - (continued)
	Media - 4.4% - (continued)
$ 3,625,921	UPC Financing Partnership 7.35%, 01/31/2029, 1 mo. USD Term SOFR + 2.93%	$3,626,392
	Virgin Media Bristol LLC
925,000	7.58%, 03/31/2031, 3 mo. USD Term SOFR + 3.25%	905,871
4,775,000	7.72%, 03/31/2031, 6 mo. USD Term SOFR + 3.18%	4,676,253
EUR 2,355,000	Virgin Media Ireland Ltd. 6.43%, 07/15/2029, 1 mo. EURIBOR + 3.58%	2,420,479
9,985,000	Ziggo BV 5.85%, 01/31/2029, 1 mo. EURIBOR + 3.00%	10,289,663
		50,217,844
	Mining - 0.3%
	American Rock Salt Co. LLC
$ 2,092,474	8.78%, 06/09/2028, 3 mo. USD Term SOFR + 4.00%	1,881,490
835,568	11.78%, 06/09/2028, 3 mo. USD Term SOFR + 7.00%	845,319
999,876	11.78%, 06/09/2028, 1 mo. USD Term SOFR + 7.00%(7)	1,011,544
		3,738,353
	Miscellaneous Manufacturing - 0.5%
1,705,000	John Bean Technologies Corp. 6.66%, 01/02/2032, 1 mo. USD Term SOFR + 2.25%	1,717,787
1,441,388	LTI Holdings, Inc. 8.56%, 07/19/2029, 1 mo. USD Term SOFR + 4.25%	1,445,510
EUR 2,260,000	Touchdown Acquirer, Inc. 6.29%, 02/21/2031, 3 mo. EURIBOR + 3.50%	2,353,317
		5,516,614
	Oil & Gas Services - 0.0%
$ 13,744,221	PES Holdings LLC 6.56%, 12/31/2025, U.S. (Fed) Prime Rate + 3.00%(4)(5)	68,721
	Packaging & Containers - 1.4%
985,050	Anchor Packaging, Inc. 7.55%, 07/18/2029, 1 mo. USD Term SOFR + 3.25%	991,620
6,203,036	Berlin Packaging LLC 7.84%, 06/07/2031, 1 mo. USD Term SOFR + 3.50%	6,235,788
2,707,380	Clydesdale Acquisition Holdings, Inc. 7.49%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%	2,713,634
EUR 1,168,974	LABL, Inc. 7.73%, 10/29/2028, 1 mo. EURIBOR + 5.00%	1,107,796
$ 3,225,625	SupplyOne, Inc. 8.06%, 04/21/2031, 1 mo. USD Term SOFR + 3.75%	3,251,333
1,353,954	TricorBraun Holdings, Inc. 7.68%, 03/03/2028, 1 mo. USD Term SOFR + 3.25%	1,355,701
		15,655,872
	Pharmaceuticals - 0.8%
1,275,809	Amneal Pharmaceuticals LLC 9.81%, 05/04/2028, 1 mo. USD Term SOFR + 5.50%	1,310,894
EUR 1,000,000	Curium Bidco SARL 6.43%, 07/31/2029, 3 mo. EURIBOR + 3.75%	1,040,855
$ 3,625,913	Endo Luxembourg Finance Co. I SARL 8.31%, 04/23/2031, 1 mo. USD Term SOFR + 4.00%	3,650,532

65

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 85.5%(6) - (continued)
	Pharmaceuticals - 0.8% - (continued)
	IVC Acquisition Ltd.
EUR 1,070,000	6.74%, 12/12/2028, 6 mo. EURIBOR + 4.00%	$1,110,629
$ 1,600,005	8.04%, 12/12/2028, 3 mo. USD Term SOFR + 3.75%	1,607,509
		8,720,419
	Pipelines - 3.3%
7,074,835	Brazos Delaware II LLC 8.25%, 02/11/2030, 6 mo. USD Term SOFR + 3.50%	7,133,415
1,940,137	CPPIB Capital, Inc. 7.58%, 08/20/2031, 3 mo. USD Term SOFR + 3.25%	1,953,874
3,075,000	EPIC Crude Services LP 7.30%, 10/15/2031, 3 mo. USD Term SOFR + 3.00%	3,099,723
3,750,000	NGP XI Midstream Holdings LLC 7.83%, 07/25/2031, 3 mo. USD Term SOFR + 3.50%	3,782,813
8,501,951	Oryx Midstream Services Permian Basin LLC 6.55%, 10/05/2028, 1 mo. USD Term SOFR + 2.25%	8,531,197
2,450,000	Rockpoint Gas Storage Partners LP 7.99%, 09/18/2031, 3 mo. USD Term SOFR + 3.50%	2,462,250
6,973,555	Traverse Midstream Partners LLC 7.29%, 02/16/2028, 3 mo. USD Term SOFR + 3.00%	7,008,422
1,660,837	WaterBridge Midstream Operating LLC 8.52%, 05/10/2029, 3 mo. USD Term SOFR + 4.00%	1,679,522
1,744,533	Whitewater Whistler Holdings LLC 6.13%, 02/15/2030, 3 mo. USD Term SOFR + 1.75%	1,737,991
		37,389,207
	Retail - 6.7%
8,471,857	1011778 BC Unlimited Liability Co. 6.06%, 09/20/2030, 1 mo. USD Term SOFR + 1.75%	8,433,479
1,955,250	BCPE Grill Parent 9.06%, 09/30/2030, 1 mo. USD Term SOFR + 4.75%	1,937,086
GBP 3,000,000	CD&R Firefly Bidco Ltd. 8.45%, 04/29/2029, 1 day GBP SONIA + 5.25%	3,721,261
$ 3,128,094	EG Group Ltd. 8.61%, 02/07/2028, 3 mo. USD Term SOFR + 4.25%	3,164,255
2,780,000	Flynn Restaurant Group LP 8.07%, 01/17/2032, 1 mo. USD Term SOFR + 3.75%	2,775,357
7,830,862	Foundation Building Materials Holding Co. LLC 8.55%, 01/29/2031, 1 mo. USD Term SOFR + 4.00%	7,687,323
8,722,659	Great Outdoors Group LLC 7.55%, 01/16/2032, 3 mo. USD Term SOFR + 3.25%	8,773,512
2,907,868	Gulfside Supply, Inc. 7.33%, 06/17/2031, 3 mo. USD Term SOFR + 3.00%	2,920,139
1,890,000	Kodiak Building Partners, Inc. 8.05%, 12/04/2031, U.S. (Fed) Prime Rate + 2.75%	1,889,735
12,314,709	LBM Acquisition LLC 8.15%, 06/06/2031, 1 mo. USD Term SOFR + 3.75%	12,150,061
5,819,795	LSF9 Atlantis Holdings LLC 9.54%, 03/31/2029, 1 mo. USD Term SOFR + 5.25%	5,899,818
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 85.5%(6) - (continued)
	Retail - 6.7% - (continued)
	Peer Holding III BV
EUR 1,500,000	5.93%, 07/01/2031, 3 mo. EURIBOR + 3.25%	$1,563,819
$ 2,024,700	7.58%, 10/28/2030, 3 mo. USD Term SOFR + 3.25%	2,033,973
4,807,641	Specialty Building Products Holdings LLC 8.16%, 10/15/2028, 1 mo. USD Term SOFR + 3.75%	4,785,622
2,817,938	Staples, Inc. 10.18%, 09/04/2029, 3 mo. USD Term SOFR + 5.75%	2,709,616
5,521,163	White Cap Buyer LLC 7.56%, 10/19/2029, 1 mo. USD Term SOFR + 3.25%	5,530,107
		75,975,163
	Semiconductors - 0.3%
EUR 2,863,568	MKS Instruments, Inc. 5.28%, 08/17/2029, 1 mo. EURIBOR + 2.50%	2,986,767
	Software - 7.8%
	Ascend Learning LLC
$ 1,378,680	7.91%, 12/11/2028, 1 mo. USD Term SOFR + 3.50%	1,376,309
789,934	10.16%, 12/10/2029, 1 mo. USD Term SOFR + 5.75%	786,379
	AthenaHealth Group, Inc.
8,854,193	7.31%, 02/15/2029, 1 mo. USD Term SOFR + 3.00%	8,856,938
0 (8)	7.61%, 02/15/2029, 1 mo. USD Term SOFR + 3.25%	0 (9)
3,000,000	BCPE Pequod Buyer, Inc. 7.79%, 11/25/2031, 3 mo. USD Term SOFR + 3.50%	3,031,890
	Boxer Parent Co., Inc.
2,170,000	7.29%, 07/30/2031, 3 mo. USD Term SOFR + 3.75%	2,177,921
2,525,000	10.04%, 07/30/2032, 3 mo. USD Term SOFR + 5.75%	2,504,497
4,228,795	Cast & Crew Payroll LLC 8.06%, 12/29/2028, 1 mo. USD Term SOFR + 3.75%	3,990,925
2,037,000	CCC Intelligent Solutions, Inc. 6.31%, 01/23/2032, 1 mo. USD Term SOFR + 2.00%	2,042,093
	DCert Buyer, Inc.
3,140,079	8.31%, 10/16/2026, 1 mo. USD Term SOFR + 4.00%	3,027,664
1,395,000	11.31%, 02/19/2029, 1 mo. USD Term SOFR + 7.00%	1,105,538
5,054,167	Dun & Bradstreet Corp. 6.56%, 01/18/2029, 1 mo. USD Term SOFR + 2.25%	5,061,293
2,368,600	E2open LLC 7.93%, 02/04/2028, 1 mo. USD Term SOFR + 3.50%	2,360,310
	EP Purchaser LLC
2,685,693	8.09%, 11/06/2028, 3 mo. USD Term SOFR + 3.50%	2,675,621
999,007	9.09%, 11/06/2028, 3 mo. USD Term SOFR + 4.50%	998,388
3,685,763	Epicor Software Corp. 7.06%, 05/30/2031, 1 mo. USD Term SOFR + 2.75%	3,713,774
2,154,000	Evertec Group LLC 7.06%, 10/30/2030, 1 mo. USD Term SOFR + 2.75%	2,175,540
	Genesys Cloud Services Holdings II LLC
EUR 2,250,000	5.86%, 01/30/2032, 3 mo. EURIBOR + 3.25%	2,338,049
$ 640,000	6.81%, 01/30/2032, 1 mo. USD Term SOFR + 2.50%	641,203

66

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 85.5%(6) - (continued)
	Software - 7.8% - (continued)
$ 2,810,768	Genuine Financial Holdings LLC 8.31%, 09/27/2030, 1 mo. USD Term SOFR + 4.00%	$2,824,372
1,935,375	Imagine Learning LLC 7.81%, 12/21/2029, 1 mo. USD Term SOFR + 3.50%	1,935,065
2,593,500	Mitchell International, Inc. 7.56%, 06/17/2031, 1 mo. USD Term SOFR + 3.25%	2,590,492
5,264,144	Open Text Corp. 6.06%, 01/31/2030, 1 mo. USD Term SOFR + 1.75%	5,267,144
4,124,968	Polaris Newco LLC 8.55%, 06/02/2028, 3 mo. USD Term SOFR + 4.00%	4,127,938
2,869,979	Project Boost Purchaser LLC 7.31%, 07/16/2031, 3 mo. USD Term SOFR + 3.00%	2,890,299
	Rocket Software, Inc.
EUR 3,615,000	6.98%, 11/28/2028, 1 mo. EURIBOR + 4.25%	3,768,016
$ 6,901,884	8.56%, 11/28/2028, 1 mo. USD Term SOFR + 4.25%	6,986,294
5,421,018	SS&C Technologies, Inc. 6.31%, 05/09/2031, 1 mo. USD Term SOFR + 2.00%	5,435,275
4,825,000	Zelis Payments Buyer, Inc. 7.56%, 11/26/2031, 1 mo. USD Term SOFR + 3.25%	4,843,094
		89,532,321
	Telecommunications - 1.9%
EUR 2,378,867	Altice Financing SA 7.79%, 10/31/2027, 3 mo. EURIBOR + 5.00%	2,173,893
$ 2,487,500	Crown Subsea Communications Holding, Inc. 8.34%, 01/30/2031, 1 mo. USD Term SOFR + 4.00%	2,507,723
2,972,550	Frontier Communications Corp. 6.80%, 07/01/2031, 1 mo. USD Term SOFR + 2.50%	2,984,945
EUR 4,765,000	Lorca Holdco Ltd. 6.15%, 03/25/2031, 6 mo. EURIBOR + 3.50%	4,967,484
2,000,000	Odido Holding BV 6.58%, 03/30/2029, 3 mo. EURIBOR + 3.90%	2,087,167
$ 6,918,839	Zacapa SARL 8.08%, 03/22/2029, 3 mo. USD Term SOFR + 3.75%	6,959,176
		21,680,388
	Transportation - 0.3%
3,750,000	Third Coast Infrastructure LLC 8.56%, 09/25/2030, 1 mo. USD Term SOFR + 4.25%	3,759,375
	Total Senior Floating Rate Interests (cost $1,000,573,439)	$976,758,574
COMMON STOCKS - 0.3%
	Energy - 0.1%
916,775	Ascent Resources Marcellus Holdings LLC Class A*(10)	$1,008,453
71,083	Foresight Energy LLC*(10)	568,664
15,718	Kelly Topco Ltd.*(11)(12)	86,763
544,947	PES Energy Liquidating Trust*(10)(12)	—
		1,663,880
	Financial Services - 0.1%
730,911	Unifin Financiera SAB de CV*(10)(12)	45,501
5,385,000	Unifin Financiera SAB de CV*(10)(11)(12)	538,500
		584,001
Shares or Principal Amount			Market Value†
COMMON STOCKS - 0.3% - (continued)
	Insurance - 0.0%
175,508	Tenerity, Inc.*(10)(12)		$—
	Materials - 0.1%
37,645	Utex Industries*(10)		1,273,643
	Total Common Stocks (cost $15,730,717)		$3,521,524
EXCHANGE-TRADED FUNDS - 4.3%
	Other Investment Pools & Funds - 4.3%
592,400	Invesco Senior Loan ETF		$12,470,020
877,200	SPDR Blackstone Senior Loan ETF		36,807,312
	Total Exchange-Traded Funds (cost $51,382,590)		$49,277,332
RIGHTS - 0.3%
	Media & Entertainment - 0.3%
121,289	Crown Finance U.S., Inc.*(10)(13)		$3,027,131
	Total Rights (cost $2,365,136)		$3,027,131
WARRANTS - 0.0%
	Materials - 0.0%
7,500	Utex Industries Expires 12/31/2025*(10)(12)		$450
	Total Warrants (cost $35,400)		$450
	Total Long-Term Investments (cost $1,165,463,919)		$1,124,274,045
	Total Investments (cost $1,165,463,919)	98.4%	$1,124,274,045
	Other Assets and Liabilities	1.6%	18,158,167
	Net Assets	100.0%	$1,142,432,212
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At January 31, 2025, the aggregate value of these securities was
$82,935,792, representing 7.3% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2025. Base lending rates may be subject to a floor or cap.

67

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

(3)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2025, the aggregate value of these securities was $6,667,618, representing 0.6% of net assets.

(4)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(5)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(6)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2025.

(7)
This security, or a portion of this security, has unfunded loan commitments. As of
January 31, 2025, the aggregate value of the unfunded commitment was
$1,679,875, which represents to 0.1% of total net assets.

(8)	Security has less than 1 share.
(9)	Market value is less than $1.
(10)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $6,462,342 or 0.6% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
03/2018	Ascent Resources Marcellus Holdings LLC Class A	916,775	$2,887,841	$1,008,453
08/2023	Crown Finance U.S., Inc.	121,289	2,365,136	3,027,131
06/2020	Foresight Energy LLC	71,083	609,446	568,664
12/2021	PES Energy Liquidating Trust	544,947	4,735,804	—
06/2017	Tenerity, Inc.	175,508	6,043,294	—
08/2024	Unifin Financiera SAB de CV	5,385,000	161,550	538,500
08/2024	Unifin Financiera SAB de CV	730,911	161,550	45,501
12/2020	Utex Industries	37,645	1,131,232	1,273,643
07/2020	Utex Industries Expires 12/31/2025 Warrants	7,500	35,400	450
			$18,131,253	$6,462,342

(11)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(12)	Investment valued using significant unobservable inputs.
(13)	Currently no expiration date available.

Futures Contracts Outstanding at January 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
Euro-BOBL Future	(3)	03/06/2025	$(365,466)	$5,890
U.S. Treasury 5-Year Note Future	(56)	03/31/2025	(5,957,875)	17,572
Total futures contracts				$23,462

OTC Total Return Swap Contracts Outstanding at January 31, 2025
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ Depreciation
Markit iBoxx USD Liquid Leveraged Loans Total Return Index	MSC	USD	11,450,000	(4.57% )	03/20/2025	Quarterly	$—	$—	$152,596	$152,596
Markit iBoxx USD Liquid Leveraged Loans Total Return Index	MSC	USD	12,125,000	(4.57% )	03/20/2025	Quarterly	—	—	357,484	357,484
Markit iBoxx USD Liquid Leveraged Loans Total Return Index	MSC	USD	12,900,000	(4.57% )	06/20/2025	Quarterly	—	—	19,433	19,433
Markit iBoxx USD Liquid Leveraged Loans Total Return Index	BNP	USD	22,100,000	(4.57% )	06/20/2025	Quarterly	—	—	84,229	84,229
Markit iBoxx USD Liquid Leveraged Loans Total Return Index	MSC	USD	12,875,000	(4.57% )	09/20/2025	Quarterly	—	—	15,821	15,821
Total OTC total return swap contracts							$—	$—	$629,563	$629,563

68

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2025
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.S43.V1	USD	8,550,000	(5.00%)	12/20/2029	Quarterly	$—	$(587,346)	$(746,991)	$(159,645)
Total centrally cleared credit default swap contracts						$—	$(587,346)	$(746,991)	$(159,645)

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at January 31, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
2,748,000	EUR	2,867,741	USD	BOA	02/28/2025	$(13,340)
3,244,000	EUR	3,383,783	USD	SSG	02/28/2025	(14,178)
124,000	GBP	153,150	USD	JPM	02/28/2025	585
161,407,171	USD	154,458,323	EUR	DEUT	02/28/2025	968,321
2,346,959	USD	2,244,000	EUR	WEST	02/28/2025	16,073
1,623,045	USD	1,555,000	EUR	SSG	02/28/2025	7,836
666,053	USD	635,000	EUR	UBS	02/28/2025	6,466
709,476	USD	680,000	EUR	BCLY	02/28/2025	3,147
8,411,266	USD	6,810,321	GBP	JPM	02/28/2025	(32,132)
Total foreign currency contracts						$942,778
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$26,805,441	$—	$26,805,441	$—
Corporate Bonds	64,883,593	—	64,883,593	—
Senior Floating Rate Interests	976,758,574	—	976,758,574	—
Common Stocks	3,521,524	—	2,850,760	670,764
Exchange-Traded Funds	49,277,332	49,277,332	—	—
Rights	3,027,131	—	3,027,131	—
Warrants	450	—	—	450
Foreign Currency Contracts(2)	1,002,428	—	1,002,428	—
Futures Contracts(2)	23,462	23,462	—	—
Swaps- Total Return(2)	629,563	—	629,563	—
Total	$1,125,929,498	$49,300,794	$1,075,957,490	$671,214
Liabilities
Foreign Currency Contracts(2)	$(59,650)	$—	$(59,650)	$—
Swaps - Credit Default(2)	(159,645)	—	(159,645)	—
Total	$(219,295)	$—	$(219,295)	$—

(1)	For the period ended January 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2025 is not presented.

69

The Hartford Growth Allocation Fund
Schedule of Investments
January 31, 2025  (Unaudited)

Shares or Principal Amount			Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.8%
	Domestic Equity Funds - 58.7%
2,113,988	Hartford Core Equity Fund, Class F		$114,874,085
2,306,367	Hartford Large Cap Growth ETF*		56,113,909
1,826,775	Hartford Small Cap Value Fund, Class F		23,309,653
499,914	Hartford US Quality Growth ETF		27,133,732
547,563	Hartford US Value ETF		27,655,053
2,484,651	The Hartford Equity Income Fund, Class F		51,009,882
994,822	The Hartford Small Company Fund, Class F*		23,776,251
	Total Domestic Equity Funds (cost $239,045,870)		$323,872,565
	International/Global Equity Funds - 26.4%
1,194,349	Hartford Multifactor Developed Markets (ex-US) ETF		35,105,381
895,665	Hartford Schroders Emerging Markets Equity Fund, Class F		15,181,525
2,108,532	Hartford Schroders International Contrarian Value Fund, Class F		27,200,059
1,356,692	The Hartford International Growth Fund, Class F		23,877,784
2,333,577	The Hartford International Opportunities Fund, Class F		43,964,591
	Total International/Global Equity Funds (cost $130,784,410)		$145,329,340
	Taxable Fixed Income Funds - 14.7%
863,562	Hartford Core Bond ETF		29,833,649
1,614,306	Hartford Schroders Core Fixed Income Fund, Class F		13,640,883
690,023	The Hartford Strategic Income Fund, Class F		5,430,480
3,217,143	The Hartford World Bond Fund, Class F		32,364,460
	Total Taxable Fixed Income Funds (cost $84,304,841)		$81,269,472
	Total Affiliated Investment Companies (cost $454,135,121)		$550,471,377
	Total Investments (cost $454,135,121)	99.8%	$550,471,377
	Other Assets and Liabilities	0.2%	1,168,090
	Net Assets	100.0%	$551,639,467
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
A summary of affiliate fund transactions for the period ended January 31, 2025 is as follows:
Affiliated Investment Companies	Beginning Value as of November 1, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of January 31, 2025	Shares as of January 31, 2025	Dividend Income	Capital Gains Distribution
Hartford Core Bond ETF	$30,208,867	$—	$—	$—	$(375,218)	$29,833,649	863,562	$385,538	$—
Hartford Core Equity Fund, Class F	114,546,566	9,946,872	7,247,745	(4,427)	(2,367,181)	114,874,085	2,113,988	883,034	9,063,839
Hartford Large Cap Growth ETF	57,343,669	—	7,552,105	1,752,628	4,569,717	56,113,909	2,306,367	—	—
Hartford Multifactor Developed Markets (ex-US) ETF	35,089,974	—	—	—	15,407	35,105,381	1,194,349	689,782	—
Hartford Multifactor US Equity ETF	57,641,936	—	60,192,317	24,166,944	(21,616,563)	—	—	—	—
Hartford Schroders Core Fixed Income Fund, Class F	21,637,038	985,567	8,615,318	(522,187)	155,783	13,640,883	1,614,306	238,950	—
Hartford Schroders Emerging Markets Equity Fund, Class F	10,618,502	4,879,797	6,320	(147)	(310,307)	15,181,525	895,665	195,977	—
Hartford Schroders International Contrarian Value Fund, Class F	—	28,940,082	1,640,485	39	(99,577)	27,200,059	2,108,532	499,937	410,914
Hartford Schroders International Multi-Cap Value Fund, Class F	31,394,573	—	31,029,873	3,672,365	(4,037,065)	—	—	—	—

70

The Hartford Growth Allocation Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Affiliated Investment Companies	Beginning Value as of November 1, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of January 31, 2025	Shares as of January 31, 2025	Dividend Income	Capital Gains Distribution
Hartford Small Cap Value Fund, Class F	$18,518,884	$5,889,551	$1,217,620	$251,484	$(132,646)	$23,309,653	1,826,775	$336,660	$538,381
Hartford US Quality Growth ETF	—	26,600,374	—	—	533,358	27,133,732	499,914	34,439	—
Hartford US Value ETF	—	28,000,401	—	—	(345,348)	27,655,053	547,563	128,677	—
The Hartford Equity Income Fund, Class F	45,880,480	11,532,640	3,037,233	(263,077)	(3,102,928)	51,009,882	2,484,651	385,880	3,936,835
The Hartford Growth Opportunities Fund, Class F	8,764,460	—	9,668,956	4,340,538	(3,436,042)	—	—	—	—
The Hartford International Growth Fund, Class F	19,898,828	3,679,764	696,154	21,365	973,981	23,877,784	1,356,692	120,275	—
The Hartford International Opportunities Fund, Class F	42,683,803	721,594	18,378	1,707	575,865	43,964,591	2,333,577	721,594	—
The Hartford Small Company Fund, Class F	17,643,220	5,571,286	801,310	52,949	1,310,106	23,776,251	994,822	—	—
The Hartford Strategic Income Fund, Class F	5,372,848	138,870	53,387	(1,464)	(26,387)	5,430,480	690,023	110,369	—
The Hartford World Bond Fund, Class F	23,050,484	10,876,719	1,436,367	(16,054)	(110,322)	32,364,460	3,217,143	457,542	—
Total	$540,294,132	$137,763,517	$133,213,568	$33,452,663	$(27,825,367)	$550,471,377	25,047,929	$5,188,654	$13,949,969
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$550,471,377	$550,471,377	$—	$—
Total	$550,471,377	$550,471,377	$—	$—

(1)	For the period ended January 31, 2025, there were no transfers in and out of Level 3.

71

Hartford Global Impact Fund
Schedule of Investments
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.2%
	Australia - 0.6%
953,345	Cleanaway Waste Management Ltd.	$1,632,391
	Brazil - 1.1%
333,100	Telefonica Brasil SA	2,956,494
	Germany - 1.3%
103,665	Infineon Technologies AG	3,408,349
	India - 1.0%
436,670	Shriram Finance Ltd.	2,731,901
	Ireland - 0.9%
32,594	Kingspan Group PLC	2,261,100
	Japan - 3.0%
50,900	Recruit Holdings Co. Ltd.	3,552,421
121,700	Renesas Electronics Corp.*	1,630,107
124,400	Sekisui House Ltd.	2,859,082
		8,041,610
	Mexico - 0.8%
775,600	Wal-Mart de Mexico SAB de CV	2,020,408
	Netherlands - 3.0%
75,021	Arcadis NV	4,282,990
20,400	Wolters Kluwer NV	3,705,905
		7,988,895
	Puerto Rico - 1.4%
35,799	Popular, Inc.	3,685,149
	South Africa - 2.1%
4,032,433	Old Mutual Ltd.	2,665,625
486,976	Vodacom Group Ltd.	2,848,174
		5,513,799
	Sweden - 0.9%
48,032	MIPS AB(1)	2,341,489
	Switzerland - 2.2%
33,825	DSM-Firmenich AG	3,453,172
36,119	Landis & Gyr Group AG	2,468,845
		5,922,017
	Taiwan - 3.0%
367,184	Chroma ATE, Inc.	4,134,960
86,734	MediaTek, Inc.	3,756,192
		7,891,152
	United Kingdom - 6.2%
59,619	AstraZeneca PLC ADR	4,218,640
638,903	Beazley PLC	6,596,874
90,639	Genus PLC	2,170,261
202,601	Nomad Foods Ltd.	3,618,454
		16,604,229
	United States - 69.7%
33,773	Abbott Laboratories	4,320,580
60,696	Adtalem Global Education, Inc.*	6,502,362
18,973	Advanced Drainage Systems, Inc.	2,294,025
42,455	Agilent Technologies, Inc.	6,432,782
17,789	Autodesk, Inc.*	5,538,427
82,206	AZEK Co., Inc.*	4,211,413
52,997	Block, Inc.*	4,813,188
94,239	Boston Scientific Corp.*	9,646,304
10,728	Clean Harbors, Inc.*	2,499,624
35,567	Crown Holdings, Inc.	3,124,917
15,883	CyberArk Software Ltd.*	5,892,275
15,463	Danaher Corp.	3,444,229
89,475	Darling Ingredients, Inc.*	3,351,733
6,770	Eli Lilly & Co.	5,491,012
23,661	F5, Inc.*	7,033,469
Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.2% - (continued)
	United States - 69.7% - (continued)
20,749	First Solar, Inc.*		$3,475,872
53,967	Globe Life, Inc.		6,588,831
39,180	GoDaddy, Inc. Class A*		8,331,627
99,980	GSK PLC ADR		3,526,295
99,258	HA Sustainable Infrastructure Capital, Inc.		2,780,217
14,476	Hubbell, Inc.		6,123,493
127,376	Independence Realty Trust, Inc. REIT		2,446,893
16,816	Insulet Corp.*		4,681,238
268,308	Laureate Education, Inc.*		5,022,726
42,441	Merck & Co., Inc.		4,194,020
69,756	NEXTracker, Inc. Class A*		3,517,098
56,191	OneMain Holdings, Inc.		3,120,848
22,284	Schneider Electric SE		5,651,772
66,526	SentinelOne, Inc. Class A*		1,593,298
34,975	Stride, Inc.*		4,718,127
32,047	Sun Communities, Inc. REIT		4,053,945
39,563	Tecnoglass, Inc.		3,006,788
120,945	Tetra Tech, Inc.		4,450,776
18,442	Trane Technologies PLC		6,689,835
12,275	Veeva Systems, Inc. Class A*		2,863,267
37,900	Veralto Corp.		3,918,481
87,959	Vital Farms, Inc.*		3,859,201
17,986	Waste Connections, Inc.		3,305,287
36,097	Westinghouse Air Brake Technologies Corp.		7,505,288
44,102	Xylem, Inc.		5,470,412
			185,491,975
	Total Common Stocks (cost $192,920,773)		$258,490,958
SHORT-TERM INVESTMENTS - 0.5%
	Repurchase Agreements - 0.5%
$ 1,460,370
Fixed Income Clearing Corp. Repurchase
Agreement dated 01/31/2025 at 4.34%, due
on 02/03/2025 with a maturity value of
$1,460,898; collateralized by U.S. Treasury
Note at 4.63%, maturing 06/15/2027, with a
market value of $1,489,637
			$1,460,370
	Total Short-Term Investments (cost $1,460,370)		$1,460,370
	Total Investments (cost $194,381,143)	97.7%	$259,951,328
	Other Assets and Liabilities	2.3%	6,112,282
	Net Assets	100.0%	$266,063,610
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.

72

Hartford Global Impact Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

(1)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2025, the aggregate value of this security was $2,341,489, representing 0.9% of net assets.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$258,490,958	$199,004,973	$59,485,985	$—
Short-Term Investments	1,460,370	—	1,460,370	—
Total	$259,951,328	$199,004,973	$60,946,355	$—

(1)	For the period ended January 31, 2025, there were no transfers in and out of Level 3.

73

The Hartford Healthcare Fund
Schedule of Investments
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7%
	Biotechnology - 21.7%
106,401	AbbVie, Inc.	$19,567,144
75,596	Akero Therapeutics, Inc.*	4,088,232
20,334	Alnylam Pharmaceuticals, Inc.*	5,516,818
18,097	Amgen, Inc.	5,165,246
246,525	Amicus Therapeutics, Inc.*	2,361,710
84,844	Apellis Pharmaceuticals, Inc.*	2,461,324
61,632	Apogee Therapeutics, Inc.*	2,549,100
18,679	Argenx SE ADR*	12,237,173
36,052	Ascendis Pharma AS ADR*	4,710,554
170,290	Avidity Biosciences, Inc.*	5,607,650
18,115	Biogen, Inc.*	2,607,292
33,391	Blueprint Medicines Corp.*	3,757,489
103,490	Celldex Therapeutics, Inc.*	2,534,470
90,865	Crinetics Pharmaceuticals, Inc.*	3,661,860
75,221	Cytokinetics, Inc.*	3,720,431
51,983	Disc Medicine, Inc.*	2,900,651
161,697	Exact Sciences Corp.*	9,063,117
87,777	Genus PLC	2,101,733
813,522	Geron Corp.*	2,334,808
108,973	Gilead Sciences, Inc.	10,592,176
28,278	Immatics NV*	154,681
63,423	Immunocore Holdings PLC ADR*	2,085,348
54,986	Ionis Pharmaceuticals, Inc.*	1,754,053
28,886	Janux Therapeutics, Inc.*	1,255,963
64,680	Kymera Therapeutics, Inc.*	2,560,681
91,062	Merus NV*	3,728,078
1,000	Metsera, Inc.*	18,000
26,657	Natera, Inc.*	4,716,156
80,833	Newamsterdam Pharma Co. NV*	1,801,768
138,689	Nurix Therapeutics, Inc.*	2,733,560
35,871	Nuvalent, Inc. Class A*	3,078,091
63,753	PTC Therapeutics, Inc.*	2,924,988
5,682	Regeneron Pharmaceuticals, Inc.*	3,823,872
126,333	Revolution Medicines, Inc.*	5,426,002
189,918	Rocket Pharmaceuticals, Inc.*	2,039,719
42,928	Sarepta Therapeutics, Inc.*	4,881,772
616,117	Savara, Inc.*	1,663,516
92,452	Scholar Rock Holding Corp.*	3,733,212
87,200	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.*	1,782,744
63,692	Soleno Therapeutics, Inc.*	3,199,249
112,797	Spyre Therapeutics, Inc.*	2,593,203
85,594	Ultragenyx Pharmaceutical, Inc.*	3,683,110
23,008	United Therapeutics Corp.*	8,079,719
44,651	Vaxcyte, Inc.*	3,943,576
60,234	Vertex Pharmaceuticals, Inc.*	27,808,833
77,332	Xenon Pharmaceuticals, Inc.*	3,091,733
100,020	Zai Lab Ltd. ADR*	2,719,544
		212,820,149
	Health Care Distributors - 2.3%
88,281	Cencora, Inc.	22,441,913
	Health Care Equipment - 15.5%
99,511	Abbott Laboratories	12,730,442
436,904	Boston Scientific Corp.*	44,721,493
38,651	DiaSorin SpA	4,139,814
294,198	Edwards Lifesciences Corp.*	21,314,645
62,733	Glaukos Corp.*	9,813,951
38,592	Hologic, Inc.*	2,784,027
31,677	Insulet Corp.*	8,818,243
73,527	Intuitive Surgical, Inc.*	42,048,621
15,296	Stryker Corp.	5,985,172
		152,356,408
	Health Care Facilities - 4.8%
203,387	Acadia Healthcare Co., Inc.*	9,174,787
256,976	Ardent Health Partners, Inc.*	3,854,640
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Health Care Facilities - 4.8% - (continued)
78,163	Encompass Health Corp.	$7,759,241
61,702	HCA Healthcare, Inc.	20,356,107
153,261	PACS Group, Inc.*	2,226,882
153,789	Surgery Partners, Inc.*	3,920,082
		47,291,739
	Health Care Services - 3.6%
47,184	Addus HomeCare Corp.*	5,905,549
710,084	agilon health, Inc.*	2,371,681
35,347	Labcorp Holdings, Inc.	8,829,681
862,055	LifeStance Health Group, Inc.*	6,870,578
214,782	Option Care Health, Inc.*	6,641,060
197,044	Privia Health Group, Inc.*	4,502,455
		35,121,004
	Health Care Supplies - 0.4%
19,807	Align Technology, Inc.*	4,339,912
	Health Care Technology - 0.3%
273,050	Evolent Health, Inc. Class A*	2,853,372
	Life Sciences Tools & Services - 10.3%
64,974	Agilent Technologies, Inc.	9,844,860
44,430	Bio-Techne Corp.	3,267,827
124,027	Danaher Corp.	27,625,774
53,709	ICON PLC*	10,692,388
109,473	Qiagen NV*	4,886,883
8,752	Tecan Group AG	2,246,782
51,673	Thermo Fisher Scientific, Inc.	30,887,536
28,725	Waters Corp.*	11,934,663
		101,386,713
	Managed Health Care - 14.0%
405,371	Alignment Healthcare, Inc.*	6,238,660
201,113	Centene Corp.*	12,877,265
14,298	Elevance Health, Inc.	5,657,719
36,233	Humana, Inc.	10,624,603
28,940	Molina Healthcare, Inc.*	8,983,265
172,452	UnitedHealth Group, Inc.	93,553,485
		137,934,997
	Pharmaceuticals - 26.8%
415,074	Astellas Pharma, Inc.	4,023,736
221,500	AstraZeneca PLC ADR	15,673,340
25,045	Axsome Therapeutics, Inc.*	2,666,291
165,950	Bristol-Myers Squibb Co.	9,782,753
233,030	Daiichi Sankyo Co. Ltd.	6,496,970
394,668	Elanco Animal Health, Inc.*	4,747,856
145,156	Eli Lilly & Co.	117,733,129
49,268	Galderma Group AG*	5,988,436
399,777	GSK PLC	6,963,946
127,953	Johnson & Johnson	19,468,049
404,166	Merck & Co., Inc.	39,939,684
129,317	Novo Nordisk AS Class B	10,917,536
112,918	Structure Therapeutics, Inc. ADR*	3,384,152
44,715	UCB SA	8,699,449
116,539	Verona Pharma PLC ADR*	6,677,685
		263,163,012
	Total Common Stocks (cost $661,598,909)	$979,709,219

74

The Hartford Healthcare Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount			Market Value†
RIGHTS - 0.0%
	Health Care Equipment - 0.0%
7,416	Abiomed, Inc. CVR*(1)(2)(3)		$7,564
	Total Rights (cost $7,564)		$7,564
	Total Long-Term Investments (cost $661,606,473)		$979,716,783
SHORT-TERM INVESTMENTS - 0.2%
	Repurchase Agreements - 0.2%
$ 1,757,629
Fixed Income Clearing Corp. Repurchase
Agreement dated 01/31/2025 at 4.34%, due
on 02/03/2025 with a maturity value of
$1,758,265; collateralized by U.S. Treasury
Note at 4.63%, maturing 06/15/2027, with a
market value of $1,792,791
			$1,757,629
	Total Short-Term Investments (cost $1,757,629)		$1,757,629
	Total Investments (cost $663,364,102)	99.9%	$981,474,412
	Other Assets and Liabilities	0.1%	884,269
	Net Assets	100.0%	$982,358,681
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $7,564 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
12/2022	Abiomed, Inc. CVR	7,416	$7,564	$7,564

(2)	Investment valued using significant unobservable inputs.
(3)	Currently no expiration date available.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$979,709,219	$934,119,253	$45,589,966	$—
Rights	7,564	—	—	7,564
Short-Term Investments	1,757,629	—	1,757,629	—
Total	$981,474,412	$934,119,253	$47,347,595	$7,564

(1)	For the period ended January 31, 2025, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2025 is not presented.

75

The Hartford High Yield Fund
Schedule of Investments
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 4.5%
	Auto Manufacturers - 0.3%
$ 1,250,000	Rivian Automotive, Inc. 4.63%, 03/15/2029	$1,240,368
	Commercial Services - 0.3%
1,388,000	Global Payments, Inc. 1.50%, 03/01/2031(1)	1,358,852
	Engineering & Construction - 0.3%
975,000	Fluor Corp. 1.13%, 08/15/2029	1,211,828
	Entertainment - 0.2%
1,225,000	DraftKings Holdings, Inc. 0.00%, 03/15/2028(2)	1,057,788
	Healthcare - Products - 0.3%
983,000	Insulet Corp. 0.38%, 09/01/2026	1,301,975
	Home Builders - 0.4%
1,522,000	Meritage Homes Corp. 1.75%, 05/15/2028(1)	1,525,044
	Internet - 0.4%
1,410,000	Uber Technologies, Inc. 0.88%, 12/01/2028	1,635,600
	IT Services - 0.2%
600,000	Seagate HDD Cayman 3.50%, 06/01/2028	774,300
	Leisure Time - 0.5%
525,000	Carnival Corp. 5.75%, 12/01/2027	1,152,900
1,025,000	NCL Corp. Ltd. 2.50%, 02/15/2027	1,122,887
		2,275,787
	Oil & Gas - 0.2%
925,000	Northern Oil & Gas, Inc. 3.63%, 04/15/2029	1,062,825
	Pharmaceuticals - 0.2%
1,100,000	Dexcom, Inc. 0.38%, 05/15/2028	1,013,859
	Real Estate Investment Trusts - 0.4%
	Rexford Industrial Realty LP
1,175,000	4.13%, 03/15/2029(1)	1,152,675
525,000	4.38%, 03/15/2027(1)	521,062
		1,673,737
	Semiconductors - 0.8%
1,050,000	Microchip Technology, Inc. 0.75%, 06/01/2030(1)	974,285
1,550,000	ON Semiconductor Corp. 0.50%, 03/01/2029	1,392,532
1,100,000	Synaptics, Inc. 0.75%, 12/01/2031(1)	1,191,331
		3,558,148
	Total Convertible Bonds (cost $18,664,692)	$19,690,111
CORPORATE BONDS - 90.8%
	Advertising - 1.3%
	Clear Channel Outdoor Holdings, Inc.
1,250,000	7.50%, 06/01/2029(1)	$1,112,916
475,000	7.88%, 04/01/2030(1)	491,551
3,140,000	9.00%, 09/15/2028(1)	3,301,112
1,025,000	Lamar Media Corp. 3.75%, 02/15/2028	976,218
		5,881,797
	Aerospace/Defense - 1.5%
2,710,000	Spirit AeroSystems, Inc. 9.38%, 11/30/2029(1)	2,913,646
	TransDigm, Inc.
650,000	4.88%, 05/01/2029	617,014
2,150,000	5.50%, 11/15/2027	2,129,262
410,000	6.63%, 03/01/2032(1)	416,999
755,000	6.75%, 08/15/2028(1)	768,378
		6,845,299
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.8% - (continued)
	Agriculture - 0.3%
$ 1,510,000	Darling Ingredients, Inc. 6.00%, 06/15/2030(1)	$1,502,685
	Airlines - 0.2%
1,000,000	JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 09/20/2031(1)	1,057,158
	Apparel - 0.4%
	Crocs, Inc.
920,000	4.13%, 08/15/2031(1)	808,270
988,000	4.25%, 03/15/2029(1)	918,877
		1,727,147
	Auto Parts & Equipment - 0.2%
1,000,000	Adient Global Holdings Ltd. 7.00%, 04/15/2028(1)	1,013,224
	Chemicals - 2.1%
	Avient Corp.
220,000	6.25%, 11/01/2031(1)	219,566
1,917,000	7.13%, 08/01/2030(1)	1,967,814
2,235,000	Mativ Holdings, Inc. 8.00%, 10/01/2029(1)	2,129,457
1,370,000	NOVA Chemicals Corp. 8.50%, 11/15/2028(1)	1,455,062
	Olympus Water U.S. Holding Corp.
415,000	7.25%, 06/15/2031(1)	422,522
2,725,000	9.75%, 11/15/2028(1)	2,885,006
		9,079,427
	Commercial Banks - 0.4%
	Freedom Mortgage Corp.
801,000	7.63%, 05/01/2026(1)	805,233
800,000	12.00%, 10/01/2028(1)	871,330
150,000	12.25%, 10/01/2030(1)	167,462
		1,844,025
	Commercial Services - 5.5%
4,540,000	Allied Universal Holdco LLC 7.88%, 02/15/2031(1)	4,654,830
600,000	Allied Universal Holdco LLC/Allied Universal Finance Corp. 9.75%, 07/15/2027(1)	603,781
GBP 975,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.88%, 06/01/2028(3)	1,135,020
$ 1,335,000	Belron U.K. Finance PLC 5.75%, 10/15/2029(1)	1,323,016
1,930,000	Boost Newco Borrower LLC 7.50%, 01/15/2031(1)	2,020,482
	Garda World Security Corp.
1,710,000	8.25%, 08/01/2032(1)	1,758,916
1,875,000	8.38%, 11/15/2032(1)	1,935,951
	Herc Holdings, Inc.
2,175,000	5.50%, 07/15/2027(1)	2,166,675
155,000	6.63%, 06/15/2029(1)	158,415
1,200,000	Raven Acquisition Holdings LLC 6.88%, 11/15/2031(1)	1,197,225
	Service Corp. International
2,250,000	3.38%, 08/15/2030	1,996,720
140,000	5.75%, 10/15/2032	137,566
1,130,000	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 6.75%, 08/15/2032(1)	1,160,333
2,360,000	United Rentals North America, Inc. 4.88%, 01/15/2028	2,327,354
EUR 983,000	Verisure Holding AB 3.25%, 02/15/2027(1)	1,007,160
$ 946,000	Williams Scotsman, Inc. 4.63%, 08/15/2028(1)	929,450
		24,512,894
	Construction Materials - 2.1%
	Builders FirstSource, Inc.
1,010,000	4.25%, 02/01/2032(1)	910,760

76

The Hartford High Yield Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.8% - (continued)
	Construction Materials - 2.1% - (continued)
$ 2,350,000	5.00%, 03/01/2030(1)	$2,250,324
200,000	CP Atlas Buyer, Inc. 7.00%, 12/01/2028(1)	178,000
1,965,000	Emerald Borrower LP/Emerald Co.-Issuer, Inc. 6.63%, 12/15/2030(1)	1,987,560
	Quikrete Holdings, Inc.
760,000	6.38%, 03/01/2032(1)	760,000
365,000	6.75%, 03/01/2033(1)	365,000
1,750,000	Standard Building Solutions, Inc. 6.50%, 08/15/2032(1)	1,767,365
1,010,000	Standard Industries, Inc. 4.38%, 07/15/2030(1)	938,017
		9,157,026
	Distribution/Wholesale - 0.5%
1,925,000	Windsor Holdings III LLC 8.50%, 06/15/2030(1)	2,036,144
	Diversified Financial Services - 4.3%
950,000	Credit Acceptance Corp. 9.25%, 12/15/2028(1)	1,012,282
1,770,000	Freedom Mortgage Holdings LLC 9.25%, 02/01/2029(1)	1,847,436
1,410,000	Hightower Holding LLC 9.13%, 01/31/2030(1)	1,485,811
	Nationstar Mortgage Holdings, Inc.
2,015,000	5.13%, 12/15/2030(1)	1,903,484
290,000	5.50%, 08/15/2028(1)	284,709
700,000	6.50%, 08/01/2029(1)	701,604
1,360,000	7.13%, 02/01/2032(1)	1,401,929
	OneMain Finance Corp.
2,205,000	5.38%, 11/15/2029	2,140,261
875,000	7.88%, 03/15/2030	920,474
264,000	9.00%, 01/15/2029	280,419
	PennyMac Financial Services, Inc.
940,000	4.25%, 02/15/2029(1)	879,746
195,000	5.75%, 09/15/2031(1)	186,544
1,750,000	7.13%, 11/15/2030(1)	1,790,537
445,000	7.88%, 12/15/2029(1)	465,930
1,645,000	Planet Financial Group LLC 10.50%, 12/15/2029(1)	1,692,143
2,310,000	United Wholesale Mortgage LLC 5.50%, 04/15/2029(1)	2,239,626
		19,232,935
	Electric - 1.0%
	Clearway Energy Operating LLC
3,355,000	3.75%, 02/15/2031(1)	2,970,711
390,000	3.75%, 01/15/2032(1)	339,606
515,000	4.75%, 03/15/2028(1)	498,246
	Edison International
250,000	5.38%, 03/15/2026, (5.38% fixed rate until 03/15/2026; 5 yr. USD CMT + 4.70% thereafter)(4)(5)	230,240
200,000	7.88%, 06/15/2054, (7.88% fixed rate until 03/15/2029; 5 yr. USD CMT + 3.66% thereafter)(4)	186,657
		4,225,460
	Electronics - 0.6%
2,635,000	Imola Merger Corp. 4.75%, 05/15/2029(1)	2,513,110
	Entertainment - 4.1%
	Caesars Entertainment, Inc.
1,425,000	4.63%, 10/15/2029(1)	1,345,299
3,900,000	6.00%, 10/15/2032(1)	3,792,982
665,000	6.50%, 02/15/2032(1)	673,281
	Cinemark USA, Inc.
1,565,000	5.25%, 07/15/2028(1)	1,534,039
230,000	7.00%, 08/01/2032(1)	236,318
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.8% - (continued)
	Entertainment - 4.1% - (continued)
	Cirsa Finance International SARL
EUR 300,000	6.50%, 03/15/2029(1)	$326,229
1,090,000	7.88%, 07/31/2028(1)	1,194,046
$ 2,175,000	Great Canadian Gaming Corp. 8.75%, 11/15/2029(1)	2,257,602
2,399,000	Speedway Motorsports LLC/Speedway Funding II, Inc. 4.88%, 11/01/2027(1)	2,331,024
	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
755,000	6.25%, 03/15/2033(1)	747,911
3,355,000	7.13%, 02/15/2031(1)	3,508,095
		17,946,826
	Environmental Control - 0.3%
	Reworld Holding Corp.
165,000	4.88%, 12/01/2029(1)	153,658
1,490,000	5.00%, 09/01/2030	1,383,882
		1,537,540
	Food - 2.2%
	B&G Foods, Inc.
1,190,000	5.25%, 09/15/2027	1,129,421
2,435,000	8.00%, 09/15/2028(1)	2,523,320
GBP 802,000	Bellis Acquisition Co. PLC 3.25%, 02/16/2026(1)	983,088
	Performance Food Group, Inc.
$ 2,150,000	5.50%, 10/15/2027(1)	2,138,405
280,000	6.13%, 09/15/2032(1)	280,588
	Post Holdings, Inc.
1,540,000	6.25%, 10/15/2034(1)	1,500,722
1,200,000	6.38%, 03/01/2033(1)	1,181,902
		9,737,446
	Healthcare - Products - 2.0%
2,690,000	Avantor Funding, Inc. 4.63%, 07/15/2028(1)	2,600,655
	Medline Borrower LP
5,125,000	3.88%, 04/01/2029(1)	4,782,165
1,532,000	5.25%, 10/01/2029(1)	1,484,404
		8,867,224
	Healthcare - Services - 1.5%
	CHS/Community Health Systems, Inc.
2,475,000	4.75%, 02/15/2031(1)	2,019,666
225,000	5.25%, 05/15/2030(1)	191,828
25,000	8.00%, 12/15/2027(1)	24,839
750,000	Star Parent, Inc. 9.00%, 10/01/2030(1)	789,227
1,455,000	Surgery Center Holdings, Inc. 7.25%, 04/15/2032(1)	1,451,376
2,120,000	Tenet Healthcare Corp. 6.13%, 06/15/2030	2,127,634
		6,604,570
	Home Builders - 3.0%
	Ashton Woods USA LLC/Ashton Woods Finance Co.
1,023,000	4.63%, 08/01/2029(1)	947,347
941,000	4.63%, 04/01/2030(1)	866,628
1,641,000	6.63%, 01/15/2028(1)	1,646,853
2,490,000	Century Communities, Inc. 3.88%, 08/15/2029(1)	2,267,821
	KB Home
470,000	4.00%, 06/15/2031	420,929
660,000	4.80%, 11/15/2029	632,952
	M/I Homes, Inc.
1,840,000	3.95%, 02/15/2030	1,687,576
790,000	4.95%, 02/01/2028	777,343
1,750,000	STL Holding Co. LLC 8.75%, 02/15/2029(1)	1,867,803

77

The Hartford High Yield Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.8% - (continued)
	Home Builders - 3.0% - (continued)
	Taylor Morrison Communities, Inc.
$ 325,000	5.13%, 08/01/2030(1)	$314,173
1,790,000	5.75%, 01/15/2028(1)	1,793,757
		13,223,182
	Housewares - 0.3%
	Newell Brands, Inc.
915,000	6.38%, 05/15/2030	926,439
580,000	6.63%, 05/15/2032	585,727
		1,512,166
	Insurance - 3.1%
	Acrisure LLC/Acrisure Finance, Inc.
2,375,000	7.50%, 11/06/2030(1)	2,455,532
1,800,000	8.50%, 06/15/2029(1)	1,886,456
2,250,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 7.38%, 10/01/2032(1)	2,299,047
2,250,000	Ardonagh Finco Ltd. 7.75%, 02/15/2031(1)	2,316,285
	HUB International Ltd.
2,100,000	7.25%, 06/15/2030(1)	2,171,356
2,580,000	7.38%, 01/31/2032(1)	2,652,917
		13,781,593
	Internet - 1.6%
EUR 1,930,000	Cerved Group SpA 8.14%, 02/15/2029, 3 mo. EURIBOR + 5.25%(1)(6)	1,927,101
$ 950,000	Gen Digital, Inc. 7.13%, 09/30/2030(1)	977,389
	Rakuten Group, Inc.
1,200,000	8.13%, 12/15/2029, (8.13% fixed rate until 12/15/2029; 5 yr. USD CMT + 4.25% thereafter)(1)(4)(5)	1,184,013
1,000,000	9.75%, 04/15/2029(1)	1,092,195
	United Group BV
EUR 965,000	6.75%, 02/15/2031(1)	1,046,791
950,000	7.27%, 02/15/2031, 3 mo. EURIBOR + 4.25%(1)(6)	989,226
		7,216,715
	Iron/Steel - 0.3%
	ATI, Inc.
$ 1,155,000	4.88%, 10/01/2029	1,104,788
390,000	7.25%, 08/15/2030	404,074
		1,508,862
	IT Services - 2.9%
2,215,000	Amentum Holdings, Inc. 7.25%, 08/01/2032(1)(7)	2,245,556
4,205,000	Fortress Intermediate 3, Inc. 7.50%, 06/01/2031(1)	4,335,591
2,600,000	Insight Enterprises, Inc. 6.63%, 05/15/2032(1)	2,643,547
3,620,000	McAfee Corp. 7.38%, 02/15/2030(1)	3,566,380
		12,791,074
	Leisure Time - 2.8%
	Carnival Corp.
2,390,000	6.00%, 05/01/2029(1)	2,394,620
655,000	10.50%, 06/01/2030(1)	699,668
	NCL Corp. Ltd.
665,000	5.88%, 02/15/2027(1)	668,051
1,545,000	6.75%, 02/01/2032(1)	1,569,123
300,000	8.13%, 01/15/2029(1)	318,558
	Royal Caribbean Cruises Ltd.
750,000	5.38%, 07/15/2027(1)	750,205
2,625,000	5.50%, 08/31/2026(1)	2,628,226
145,000	5.63%, 09/30/2031(1)	143,925
1,000,000	6.00%, 02/01/2033(1)	1,007,920
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.8% - (continued)
	Leisure Time - 2.8% - (continued)
	Viking Cruises Ltd.
$ 600,000	5.88%, 09/15/2027(1)	$598,883
1,345,000	9.13%, 07/15/2031(1)	1,457,958
		12,237,137
	Lodging - 0.9%
2,085,000	Station Casinos LLC 6.63%, 03/15/2032(1)	2,096,903
960,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 05/15/2027(1)	954,485
1,000,000	Wynn Macau Ltd. 5.50%, 01/15/2026(1)	996,973
		4,048,361
	Machinery-Diversified - 0.5%
2,125,000	TK Elevator Holdco GmbH 7.63%, 07/15/2028(1)	2,142,438
	Media - 7.9%
1,050,000	AMC Networks, Inc. 10.25%, 01/15/2029(1)	1,120,875
	CCO Holdings LLC/CCO Holdings Capital Corp.
2,795,000	4.25%, 02/01/2031(1)	2,479,531
2,250,000	4.25%, 01/15/2034(1)	1,838,183
1,875,000	4.50%, 08/15/2030(1)	1,705,866
925,000	4.50%, 05/01/2032	802,351
1,750,000	4.75%, 02/01/2032(1)	1,557,234
1,400,000	7.38%, 03/01/2031(1)	1,433,325
	CSC Holdings LLC
1,900,000	5.75%, 01/15/2030(1)	1,102,738
4,825,000	11.75%, 01/31/2029(1)	4,801,294
1,075,000	Directv Financing LLC 8.88%, 02/01/2030(1)	1,063,349
2,750,000	Paramount Global 6.88%, 04/30/2036	2,823,918
1,795,000	Scripps Escrow, Inc. 5.88%, 07/15/2027(1)(7)	1,507,306
	Sirius XM Radio LLC
1,550,000	3.13%, 09/01/2026(1)	1,498,626
675,000	4.13%, 07/01/2030(1)	603,338
2,275,000	Sunrise FinCo I BV 4.88%, 07/15/2031(1)	2,111,359
3,000,000	Univision Communications, Inc. 8.50%, 07/31/2031(1)	3,013,224
	Virgin Media Secured Finance PLC
GBP 1,800,000	4.25%, 01/15/2030(3)	1,980,739
$ 1,430,000	4.50%, 08/15/2030(1)	1,268,070
1,395,000	VZ Secured Financing BV 5.00%, 01/15/2032(1)	1,246,419
935,000	Ziggo BV 4.88%, 01/15/2030(1)	875,862
		34,833,607
	Metal Fabricate/Hardware - 0.6%
	Advanced Drainage Systems, Inc.
1,124,000	5.00%, 09/30/2027(1)	1,108,785
1,361,000	6.38%, 06/15/2030(1)	1,373,650
		2,482,435
	Mining - 1.8%
	Constellium SE
1,575,000	3.75%, 04/15/2029(1)	1,435,807
755,000	5.63%, 06/15/2028(1)	740,686
	FMG Resources August 2006 Pty. Ltd.
375,000	4.38%, 04/01/2031(1)	342,162
3,630,000	5.88%, 04/15/2030(1)	3,588,710
	Novelis Corp.
630,000	3.25%, 11/15/2026(1)	608,754
150,000	3.88%, 08/15/2031(1)	131,397
1,310,000	4.75%, 01/30/2030(1)	1,230,864
		8,078,380

78

The Hartford High Yield Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.8% - (continued)
	Oil & Gas - 7.1%
$ 2,925,000	Diamond Foreign Asset Co./Diamond Finance LLC 8.50%, 10/01/2030(1)	$3,048,760
	Matador Resources Co.
815,000	6.50%, 04/15/2032(1)	817,022
1,760,000	6.88%, 04/15/2028(1)	1,792,488
1,360,000	Nabors Industries, Inc. 9.13%, 01/31/2030(1)	1,411,680
2,640,000	Noble Finance II LLC 8.00%, 04/15/2030(1)	2,686,060
1,250,000	Northern Oil & Gas, Inc. 8.75%, 06/15/2031(1)	1,310,727
	Permian Resources Operating LLC
745,000	6.25%, 02/01/2033(1)	746,802
1,935,000	8.00%, 04/15/2027(1)	1,980,122
	Range Resources Corp.
685,000	4.75%, 02/15/2030(1)	651,469
1,485,000	4.88%, 05/15/2025	1,483,108
	SM Energy Co.
1,975,000	6.50%, 07/15/2028	1,977,169
1,170,000	6.75%, 08/01/2029(1)	1,170,465
785,000	7.00%, 08/01/2032(1)	783,868
	Sunoco LP
825,000	7.00%, 05/01/2029(1)	852,724
1,270,000	7.25%, 05/01/2032(1)	1,325,100
	Talos Production, Inc.
635,000	9.00%, 02/01/2029(1)	660,367
2,015,000	9.38%, 02/01/2031(1)	2,093,698
	Transocean, Inc.
1,110,000	8.50%, 05/15/2031(1)	1,117,598
2,805,000	8.75%, 02/15/2030(1)	2,925,520
	Vital Energy, Inc.
325,000	7.75%, 07/31/2029(1)	326,163
445,000	7.88%, 04/15/2032(1)	438,897
1,875,000	9.75%, 10/15/2030	1,992,739
		31,592,546
	Oil & Gas Services - 2.1%
2,790,000	Enerflex Ltd. 9.00%, 10/15/2027(1)	2,896,157
2,085,000	USA Compression Partners LP/USA Compression Finance Corp. 7.13%, 03/15/2029(1)	2,133,639
3,900,000	Weatherford International Ltd. 8.63%, 04/30/2030(1)	4,044,725
		9,074,521
	Packaging & Containers - 3.8%
	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
1,530,000	4.13%, 08/15/2026(1)	1,346,400
3,045,000	5.25%, 08/15/2027(1)	1,683,353
	Clydesdale Acquisition Holdings, Inc.
675,000	6.63%, 04/15/2029(1)	681,576
2,200,000	8.75%, 04/15/2030(1)	2,244,222
	Graphic Packaging International LLC
880,000	3.75%, 02/01/2030(1)	803,941
1,775,000	6.38%, 07/15/2032(1)	1,790,728
3,145,000	LABL, Inc. 8.63%, 10/01/2031(1)	2,833,851
	Mauser Packaging Solutions Holding Co.
910,000	7.88%, 04/15/2027(1)	927,254
1,575,000	9.25%, 04/15/2027(1)	1,604,548
	Owens-Brockway Glass Container, Inc.
2,125,000	7.25%, 05/15/2031(1)	2,071,344
670,000	7.38%, 06/01/2032(1)	643,524
		16,630,741
	Pharmaceuticals - 0.2%
EUR 830,000	Teva Pharmaceutical Finance Netherlands II BV 7.88%, 09/15/2031	1,045,133
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.8% - (continued)
	Pipelines - 3.3%
	Antero Midstream Partners LP/Antero Midstream Finance Corp.
$ 1,890,000	5.75%, 01/15/2028(1)	$1,883,399
1,150,000	6.63%, 02/01/2032(1)	1,174,624
1,460,000	Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.25%, 07/15/2032(1)	1,527,767
	Buckeye Partners LP
1,520,000	3.95%, 12/01/2026	1,477,901
900,000	4.13%, 12/01/2027	865,246
730,000	4.50%, 03/01/2028(1)	702,942
1,202,000	5.60%, 10/15/2044	1,001,866
335,000	6.75%, 02/01/2030(1)	340,792
1,665,000	6.88%, 07/01/2029(1)	1,704,567
	DT Midstream, Inc.
1,971,000	4.13%, 06/15/2029(1)	1,863,415
750,000	4.38%, 06/15/2031(1)	693,721
	EQM Midstream Partners LP
1,180,000	4.75%, 01/15/2031(1)	1,123,470
115,000	7.50%, 06/01/2030(1)	123,873
		14,483,583
	Real Estate - 0.6%
GBP 2,200,000	Canary Wharf Group Investment Holdings PLC 3.38%, 04/23/2028(3)	2,449,174
	Real Estate Investment Trusts - 2.5%
	Brandywine Operating Partnership LP
$ 765,000	4.55%, 10/01/2029	695,302
105,000	8.30%, 03/15/2028(8)	110,483
475,000	8.88%, 04/12/2029	507,461
	Hudson Pacific Properties LP
1,740,000	4.65%, 04/01/2029	1,397,897
455,000	5.95%, 02/15/2028	409,907
	Iron Mountain, Inc.
1,050,000	5.25%, 07/15/2030(1)	1,009,823
370,000	6.25%, 01/15/2033(1)	370,651
1,925,000	7.00%, 02/15/2029(1)	1,979,918
2,275,000	Pebblebrook Hotel LP/PEB Finance Corp. 6.38%, 10/15/2029(1)	2,271,774
	RHP Hotel Properties LP/RHP Finance Corp.
445,000	6.50%, 04/01/2032(1)	448,384
1,910,000	7.25%, 07/15/2028(1)	1,980,393
		11,181,993
	Retail - 6.6%
	1011778 BC ULC/New Red Finance, Inc.
2,055,000	3.50%, 02/15/2029(1)	1,897,943
800,000	3.88%, 01/15/2028(1)	763,489
215,000	4.00%, 10/15/2030(1)	194,692
1,210,000	4.38%, 01/15/2028(1)	1,163,713
	Asbury Automotive Group, Inc.
1,808,000	4.63%, 11/15/2029(1)	1,718,132
307,000	4.75%, 03/01/2030	291,484
760,000	5.00%, 02/15/2032(1)	711,098
2,210,000	Cougar JV Subsidiary LLC 8.00%, 05/15/2032(1)	2,312,383
1,755,000	FirstCash, Inc. 5.63%, 01/01/2030(1)	1,717,753
4,856,000	LBM Acquisition LLC 6.25%, 01/15/2029(1)	4,488,823
985,000	Michaels Cos., Inc. 5.25%, 05/01/2028(1)	765,980
	PetSmart, Inc./PetSmart Finance Corp.
1,560,000	4.75%, 02/15/2028(1)	1,495,125
1,875,000	7.75%, 02/15/2029(1)	1,868,949
1,949,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029(1)	1,993,681
3,150,000	Staples, Inc. 10.75%, 09/01/2029(1)	3,087,138

79

The Hartford High Yield Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.8% - (continued)
	Retail - 6.6% - (continued)
$ 1,910,000	Victoria's Secret & Co. 4.63%, 07/15/2029(1)	$1,754,673
1,500,000	Walgreens Boots Alliance, Inc. 8.13%, 08/15/2029	1,516,409
	Yum! Brands, Inc.
560,000	3.63%, 03/15/2031	501,120
816,000	4.63%, 01/31/2032	759,760
424,000	5.38%, 04/01/2032	414,663
		29,417,008
	Software - 4.0%
4,370,000	AthenaHealth Group, Inc. 6.50%, 02/15/2030(1)	4,228,149
1,164,000	Dun & Bradstreet Corp. 5.00%, 12/15/2029(1)	1,131,397
	Open Text Corp.
1,210,000	3.88%, 02/15/2028(1)	1,149,025
825,000	3.88%, 12/01/2029(1)	756,478
270,000	6.90%, 12/01/2027(1)	279,215
	Open Text Holdings, Inc.
1,030,000	4.13%, 02/15/2030(1)	944,465
650,000	4.13%, 12/01/2031(1)	582,585
2,600,000	ROBLOX Corp. 3.88%, 05/01/2030(1)	2,383,428
2,500,000	Rocket Software, Inc. 6.50%, 02/15/2029(1)	2,369,241
3,855,000	UKG, Inc. 6.88%, 02/01/2031(1)	3,935,805
		17,759,788
	Telecommunications - 4.4%
	Altice Financing SA
1,500,000	5.00%, 01/15/2028(1)	1,213,215
1,200,000	5.75%, 08/15/2029(1)	938,374
825,000	Altice France Holding SA 10.50%, 05/15/2027(1)	251,897
	Altice France SA
720,000	5.13%, 07/15/2029(1)	572,939
640,000	5.50%, 01/15/2028(1)	517,804
800,000	5.50%, 10/15/2029(1)	636,406
1,665,000	8.13%, 02/01/2027(1)	1,398,022
	Frontier Communications Holdings LLC
755,000	5.00%, 05/01/2028(1)	747,275
335,000	5.88%, 10/15/2027(1)	335,096
	Iliad Holding SASU
EUR 1,460,000	6.88%, 04/15/2031(1)	1,626,761
$ 490,000	7.00%, 10/15/2028(1)	498,847
830,000	7.00%, 04/15/2032(1)	841,585
	Kaixo Bondco Telecom SA
EUR 1,000,000	5.13%, 09/30/2029(3)	1,050,368
515,000	5.13%, 09/30/2029(1)	540,940
	Level 3 Financing, Inc.
$ 1,975,000	3.75%, 07/15/2029(1)	1,501,000
325,000	3.88%, 10/15/2030(1)	253,377
1,975,000	4.00%, 04/15/2031(1)	1,540,500
500,000	4.88%, 06/15/2029(1)	430,592
500,000	10.50%, 04/15/2029(1)	560,068
EUR 1,200,000	Odido Group Holding BV 5.50%, 01/15/2030(3)	1,246,001
	Optics Bidco SpA
$ 920,000	6.38%, 11/15/2033(1)	909,199
726,000	7.20%, 07/18/2036(1)	737,080
353,000	7.72%, 06/04/2038(1)	370,688
	Telecom Italia Capital SA
424,000	7.20%, 07/18/2036	425,349
415,000	7.72%, 06/04/2038	428,634
		19,572,017
	Total Corporate Bonds (cost $403,206,115)	$402,384,391
Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 2.1%(9)
	Construction Materials - 0.4%
$ 1,811,268	CP Atlas Buyer, Inc. 8.16%, 11/23/2027, 1 mo. USD Term SOFR + 3.75%		$1,745,917
	Healthcare - Services - 0.2%
750,000	Star Parent, Inc. 8.33%, 09/27/2030, 3 mo. USD Term SOFR + 4.00%		739,898
	Insurance - 0.3%
1,409,968	HUB International Ltd. 7.29%, 06/20/2030, 3 mo. USD Term SOFR + 2.75%		1,414,762
	IT Services - 0.6%
967,575	Fortress Intermediate 3, Inc. 7.81%, 06/27/2031, 1 mo. USD Term SOFR + 3.50%		968,185
1,973,990	McAfee LLC 7.34%, 03/01/2029, 1 mo. USD Term SOFR + 3.00%		1,978,431
			2,946,616
	Packaging & Containers - 0.3%
1,199,667	Clydesdale Acquisition Holdings, Inc. 7.49%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%		1,202,438
	Retail - 0.3%
1,406,384	Specialty Building Products Holdings LLC 8.16%, 10/15/2028, 1 mo. USD Term SOFR + 3.75%		1,399,943
	Total Senior Floating Rate Interests (cost $9,473,469)		$9,449,574
PREFERRED STOCKS - 0.3%
	Capital Goods - 0.3%
22,000	Boeing Co. (Preference Shares), 6.00%		$1,319,780
	Total Preferred Stocks (cost $1,146,551)		$1,319,780
	Total Long-Term Investments (cost $432,490,827)		$432,843,856
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.3%
1,299,247
Fixed Income Clearing Corp. Repurchase
Agreement dated 01/31/2025 at 4.34%,
due on 02/03/2025 with a maturity value
of $1,299,717; collateralized by
U.S. Treasury Note at 4.63%, maturing
06/15/2027, with a market value of
$1,325,327
			$1,299,247
	Total Short-Term Investments (cost $1,299,247)		$1,299,247
	Total Investments (cost $433,790,074)	98.0%	$434,143,103
	Other Assets and Liabilities	2.0%	9,001,632
	Net Assets	100.0%	$443,144,735
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

80

The Hartford High Yield Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At January 31, 2025, the aggregate value of these securities was
$357,195,488, representing 80.6% of net assets.

(2)	Security is a zero-coupon bond.
(3)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2025, the aggregate value of these securities was $7,861,302, representing 1.8% of net assets.

(4)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2025. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(5)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(6)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2025. Base lending rates may be subject to a floor or cap.
(7)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(8)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(9)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2025.

Futures Contracts Outstanding at January 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
Euro-BOBL Future	(19)	03/06/2025	$(2,314,617)	$37,332
Total futures contracts				$37,332

Foreign Currency Contracts Outstanding at January 31, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
10,865,790	USD	10,398,000	EUR	DEUT	02/28/2025	$65,187
1,562,236	USD	1,505,000	EUR	CBA	02/28/2025	(1,037)
6,491,561	USD	5,256,000	GBP	JPM	02/28/2025	(24,799)
Total foreign currency contracts						$39,351
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.

81

The Hartford High Yield Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Convertible Bonds	$19,690,111	$—	$19,690,111	$—
Corporate Bonds	402,384,391	—	402,384,391	—
Senior Floating Rate Interests	9,449,574	—	9,449,574	—
Preferred Stocks	1,319,780	1,319,780	—	—
Short-Term Investments	1,299,247	—	1,299,247	—
Foreign Currency Contracts(2)	65,187	—	65,187	—
Futures Contracts(2)	37,332	37,332	—	—
Total	$434,245,622	$1,357,112	$432,888,510	$—
Liabilities
Foreign Currency Contracts(2)	$(25,836)	$—	$(25,836)	$—
Total	$(25,836)	$—	$(25,836)	$—

(1)	For the period ended January 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

82

The Hartford Inflation Plus Fund
Schedule of Investments
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.2%
	Commercial Mortgage-Backed Securities - 0.6%
	Benchmark Mortgage Trust
$ 5,261,025	1.22%, 03/15/2062(1)(2)	$221,903
2,354,092	1.50%, 01/15/2054(1)(2)	164,413
700,000	BXSC Commercial Mortgage Trust 6.70%, 03/15/2035, 1 mo. USD Term SOFR + 2.39%(3)(4)	702,187
	Commercial Mortgage Trust
223,000	2.82%, 01/10/2039(3)	206,493
225,000	3.90%, 01/10/2039(2)(3)	198,299
1,713,174	DBJPM Mortgage Trust 1.70%, 09/15/2053(1)(2)	75,810
5,706,012	Wells Fargo NA 0.88%, 05/15/2062(1)(2)	175,883
		1,744,988
	Other Asset-Backed Securities - 0.5%
83,004	AASET Trust 3.35%, 01/16/2040(3)	79,692
246,383	CF Hippolyta Issuer LLC 1.99%, 07/15/2060(3)	223,762
1,438,201	Tricon Residential Trust 3.86%, 04/17/2039(3)	1,405,277
		1,708,731
	Whole Loan Collateral CMO - 2.1%
	Angel Oak Mortgage Trust
411,522	1.82%, 11/25/2066(2)(3)	360,160
1,020,888	2.88%, 12/25/2066(3)(5)	929,976
962,150	COLT Mortgage Loan Trust 2.28%, 12/27/2066(2)(3)	861,240
1,114,581	CSMC Trust 2.27%, 11/25/2066(2)(3)	990,206
507,381	Ellington Financial Mortgage Trust 2.21%, 01/25/2067(2)(3)	431,207
979,097	New Residential Mortgage Loan Trust 2.28%, 04/25/2061(2)(3)	845,426
869,275	OBX Trust 2.31%, 11/25/2061(2)(3)	762,896
101,736	PRPM LLC 6.36%, 11/25/2025(3)(5)	101,984
	Verus Securitization Trust
807,487	0.94%, 07/25/2066(2)(3)	655,876
680,746	2.72%, 01/25/2067(3)(5)	620,233
154,391	VOLT XCIV LLC 6.24%, 02/27/2051(3)(5)	154,332
0 (6)	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust 5.58%, 11/25/2046, 1 yr. USD MTA + 0.83%(4)	0 (7)
		6,713,536
	Total Asset & Commercial Mortgage-Backed Securities (cost $11,184,638)	$10,167,255
CONVERTIBLE BONDS - 1.2%
	Biotechnology - 0.2%
190,000	Alnylam Pharmaceuticals, Inc. 1.00%, 09/15/2027	$217,760
280,000	Immunocore Holdings PLC 2.50%, 02/01/2030(3)	238,857
		456,617
	Electric - 0.3%
970,000	CenterPoint Energy, Inc. 4.25%, 08/15/2026	999,585
	Energy-Alternate Sources - 0.1%
720,000	Sunnova Energy International, Inc. 0.25%, 12/01/2026	379,179
	Healthcare - Products - 0.1%
420,000	Exact Sciences Corp. 1.75%, 04/15/2031(3)	393,246
Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 1.2% - (continued)
	IT Services - 0.1%
$ 410,000	Super Micro Computer, Inc. 0.00%, 03/01/2029(3)(8)	$360,021
	Mining - 0.1%
425,000	MP Materials Corp. 0.25%, 04/01/2026(3)	403,538
	Oil & Gas - 0.2%
CAD 690,000	Advantage Energy Ltd. 5.00%, 06/30/2029(3)	484,265
	Software - 0.1%
EUR 400,000	Ubisoft Entertainment SA 2.88%, 12/05/2031(9)	331,904
	Total Convertible Bonds (cost $3,887,104)	$3,808,355
CORPORATE BONDS - 1.3%
	Gas - 0.2%
$ 470,000	AmeriGas Partners LP/AmeriGas Finance Corp. 9.38%, 06/01/2028(3)	$466,112
	Oil & Gas - 0.9%
640,000	Diamondback Energy, Inc. 5.90%, 04/18/2064	600,900
470,000	Noble Finance II LLC 8.00%, 04/15/2030(3)	478,200
320,000	Talos Production, Inc. 9.38%, 02/01/2031(3)	332,498
650,000	TotalEnergies Capital SA 5.43%, 09/10/2064	598,659
484,500	Transocean, Inc. 8.75%, 02/15/2030(3)	505,317
330,000	Vital Energy, Inc. 7.88%, 04/15/2032(3)	325,474
		2,841,048
	Pipelines - 0.2%
670,000	ONEOK, Inc. 5.85%, 11/01/2064	625,294
	Total Corporate Bonds (cost $4,137,452)	$3,932,454
FOREIGN GOVERNMENT OBLIGATIONS - 7.5%
	Australia - 0.2%
AUD 1,780,638	Australia Government Bonds 1.00%, 02/21/2050(9)(10)	$786,385
	Brazil - 1.3%
	Brazil Notas do Tesouro Nacional
BRL 4,832,626	6.00%, 08/15/2050(10)	694,806
9,885,317	6.00%, 05/15/2055(10)	1,410,912
12,186,000	10.00%, 01/01/2029	1,812,217
		3,917,935
	Chile - 0.0%
EUR 200,000	Chile Government International Bonds 1.25%, 01/22/2051	115,450
	Colombia - 1.1%
	Colombia Government International Bonds
$ 685,000	3.88%, 02/15/2061	360,350
890,000	4.13%, 02/22/2042	563,718
	Colombia TES
COP 2,382,426,270	3.00%, 03/25/2033(10)	480,559
10,580,997,942	3.75%, 02/25/2037(10)	2,104,675
		3,509,302
	Ghana - 0.0%
	Ghana Government International Bonds
$ 5,955	0.00%, 07/03/2026(3)(8)	5,559

83

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 7.5% - (continued)
	Ghana - 0.0% - (continued)
$ 75,020	5.00%, 07/03/2029(3)(5)	$66,860
107,880	5.00%, 07/03/2035(3)(5)	78,741
		151,160
	Hungary - 0.4%
EUR 1,420,000	Hungary Government International Bonds 1.63%, 04/28/2032(9)	1,267,743
	Mexico - 1.6%
1,360,000	Mexico Government International Bonds 1.45%, 10/25/2033	1,083,403
	Mexico Udibonos
MXN 75,255,871	2.75%, 11/27/2031(10)	3,078,910
19,763,018	4.00%, 11/03/2050(10)	763,530
		4,925,843
	New Zealand - 2.3%
	New Zealand Government Bonds Inflation-Linked
NZD 7,694,956	2.50%, 09/20/2035(9)(10)	4,223,973
5,483,762	2.50%, 09/20/2040(9)(10)	2,879,631
		7,103,604
	North Macedonia - 0.4%
EUR 1,085,000	North Macedonia Government International Bonds 3.68%, 06/03/2026(3)	1,119,463
	Serbia - 0.2%
655,000	Serbia International Bonds 1.65%, 03/03/2033(3)	547,469
	Total Foreign Government Obligations (cost $28,948,260)	$23,444,354
SENIOR FLOATING RATE INTERESTS - 2.6%(11)
	Aerospace/Defense - 0.1%
$ 107,525	Spirit AeroSystems, Inc. 8.79%, 01/15/2027, 3 mo. USD Term SOFR + 4.50%	$108,555
256,592	TransDigm, Inc. 6.83%, 02/28/2031, 3 mo. USD Term SOFR + 2.50%	257,547
		366,102
	Airlines - 0.0%
82,636	SkyMiles IP Ltd. 8.04%, 10/20/2027, 3 mo. USD Term SOFR + 3.75%	84,082
	Apparel - 0.1%
219,163	ABG Intermediate Holdings 2 LLC 6.56%, 12/21/2028, 1 mo. USD Term SOFR + 2.25%	220,103
39,696	Hanesbrands, Inc. 8.06%, 03/08/2030, 1 mo. USD Term SOFR + 3.75%	40,043
		260,146
	Auto Parts & Equipment - 0.0%
115,000	Clarios Global LP 7.09%, 01/28/2032, 1 mo. USD Term SOFR + 2.75%	115,144
	Commercial Services - 0.4%
144,638	Belron Finance 2019 LLC 7.27%, 10/16/2031, 3 mo. USD Term SOFR + 2.75%	145,758
165,000	First Advantage Holdings LLC 7.56%, 10/31/2031, 1 mo. USD Term SOFR + 3.25%	166,393
311,385	Trans Union LLC 6.06%, 06/24/2031, 1 mo. USD Term SOFR + 1.75%	311,354
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 2.6%(11) - (continued)
	Commercial Services - 0.4% - (continued)
$ 297,750	United Rentals, Inc. 6.06%, 02/14/2031, 1 mo. USD Term SOFR + 1.75%	$300,058
243,313	WEX, Inc. 6.06%, 03/31/2028, 1 mo. USD Term SOFR + 1.75%	243,408
		1,166,971
	Construction Materials - 0.1%
66,115	Emerald Borrower LP 6.93%, 05/31/2030, 6 mo. USD Term SOFR + 2.50%	66,288
230,004	Quikrete Holdings, Inc. 6.81%, 04/14/2031, 1 mo. USD Term SOFR + 2.50%	230,233
39,411	Standard Industries, Inc. 6.05%, 09/22/2028, 1 mo. USD Term SOFR + 1.75%	39,512
		336,033
	Distribution/Wholesale - 0.1%
194,335	American Builders & Contractors Supply Co., Inc. 6.06%, 01/31/2031, 1 mo. USD Term SOFR + 1.75%	195,196
	Diversified Financial Services - 0.1%
196,322	Fleetcor Technologies Operating Co. LLC 6.06%, 04/28/2028, 1 mo. USD Term SOFR + 1.75%	196,644
	Electric - 0.0%
105,024	Constellation Renewables LLC 6.76%, 12/15/2027, 3 mo. USD Term SOFR + 2.25%	105,173
	Electronics - 0.1%
207,290	II-VI, Inc. 6.31%, 07/02/2029, 1 mo. USD Term SOFR + 2.00%	207,873
	Entertainment - 0.1%
106,925	Caesars Entertainment, Inc. 6.56%, 02/06/2030, 1 mo. USD Term SOFR + 2.25%	107,192
	Delta 2 Lux SARL
66,667	6.33%, 09/30/2031, 3 mo. USD Term SOFR + 2.00%	66,767
33,333	6.35%, 09/30/2031, 3 mo. USD Term SOFR + 2.00%	33,383
121,875	Penn Entertainment, Inc. 6.81%, 05/03/2029, 1 mo. USD Term SOFR + 2.50%	122,569
105,000	UFC Holdings LLC 6.77%, 11/21/2031, 3 mo. USD Term SOFR + 2.25%	105,547
		435,458
	Environmental Control - 0.2%
334,650	Clean Harbors, Inc. 6.06%, 10/09/2028, 1 mo. USD Term SOFR + 1.75%	337,371
136,744	Reworld Holding Corp. 6.55%, 11/30/2028, 1 mo. USD Term SOFR + 2.25%	137,036
		474,407
	Food - 0.1%
174,934	U.S. Foods, Inc. 6.06%, 11/22/2028, 1 mo. USD Term SOFR + 1.75%	176,392

84

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 2.6%(11) - (continued)
	Food Service - 0.1%
	Aramark Services, Inc.
$ 93,250	6.18%, 01/15/2027, 1 mo. USD Term SOFR + 1.75%	$93,250
141,641	6.31%, 06/22/2030, 1 mo. USD Term SOFR + 2.00%	142,207
		235,457
	Healthcare - Products - 0.0%
7,609	Avantor Funding, Inc. 6.41%, 11/08/2027, 1 mo. USD Term SOFR + 2.00%	7,648
	Healthcare - Services - 0.1%
	IQVIA, Inc.
EUR 147,774	4.68%, 06/11/2025, 3 mo. EURIBOR + 2.00%	153,719
$ 183,150	6.33%, 01/02/2031, 3 mo. USD Term SOFR + 2.00%	184,372
		338,091
	Home Furnishings - 0.1%
175,000	Tempur Sealy International, Inc. 6.84%, 10/24/2031, 1 mo. USD Term SOFR + 2.50%	175,511
	Insurance - 0.2%
185,124	Asurion LLC 8.41%, 08/19/2028, 1 mo. USD Term SOFR + 4.00%	184,739
148,527	HUB International Ltd. 7.29%, 06/20/2030, 3 mo. USD Term SOFR + 2.75%	149,032
217,249	Sedgwick Claims Management Services, Inc. 7.31%, 07/31/2031, 1 mo. USD Term SOFR + 3.00%	218,402
134,430	USI, Inc. 6.58%, 11/21/2029, 3 mo. USD Term SOFR + 2.25%	134,371
		686,544
	Internet - 0.1%
173,669	Go Daddy Operating Co. LLC 6.06%, 11/09/2029, 1 mo. USD Term SOFR + 1.75%	173,836
	MH Sub I LLC
119,365	8.56%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	117,836
80,782	8.56%, 12/31/2031, 1 mo. USD Term SOFR + 4.25%	78,197
		369,869
	IT Services - 0.1%
100,000	Amentum Government Services Holdings LLC 6.56%, 09/29/2031, 1 mo. USD Term SOFR + 2.25%	99,550
150,000	CACI International, Inc. 6.09%, 10/30/2031, 1 mo. USD Term SOFR + 1.75%	150,094
174,241	Peraton Corp. 8.16%, 02/01/2028, 1 mo. USD Term SOFR + 3.75%	162,808
		412,452
	Leisure Time - 0.0%
125,418	Carnival Corp. 6.30%, 10/18/2028, 1 mo. USD Term SOFR + 2.00%	125,575
	Media - 0.1%
248,867	Charter Communications Operating LLC 6.56%, 12/15/2031, 3 mo. USD Term SOFR + 2.25%	248,556
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 2.6%(11) - (continued)
	Pharmaceuticals - 0.0%
$ 138,761	Elanco Animal Health, Inc. 6.19%, 08/01/2027, 1 mo. USD Term SOFR + 1.75%	$138,648
	Pipelines - 0.0%
134,503	Oryx Midstream Services Permian Basin LLC 6.55%, 10/05/2028, 1 mo. USD Term SOFR + 2.25%	134,966
	Retail - 0.3%
202,772	Beacon Roofing Supply, Inc. 6.31%, 05/19/2028, 1 mo. USD Term SOFR + 2.00%	203,305
152,671	Great Outdoors Group LLC 7.55%, 01/16/2032, 3 mo. USD Term SOFR + 3.25%	153,561
159,677	IRB Holding Corp. 6.81%, 12/15/2027, 1 mo. USD Term SOFR + 2.50%	160,155
320,493	KFC Holding Co. 6.16%, 03/15/2028, 1 mo. USD Term SOFR + 1.75%	320,545
		837,566
	Software - 0.1%
98,750	Quartz Acquireco LLC 7.08%, 06/28/2030, 3 mo. USD Term SOFR + 2.75%	99,244
106,417	SS&C Technologies, Inc. 6.31%, 05/09/2031, 1 mo. USD Term SOFR + 2.00%	106,696
		205,940
	Total Senior Floating Rate Interests (cost $8,030,859)	$8,036,444
U.S. GOVERNMENT AGENCIES - 0.2%
	Mortgage-Backed Agencies - 0.2%
	Federal Home Loan Mortgage Corp. - 0.2%
6,369,211	0.85%, 11/25/2030(1)(2)	$244,234
949,888	0.87%, 11/25/2030(1)(2)	38,491
1,717,264	1.02%, 10/25/2030(1)(2)	78,314
5,188,009	1.11%, 06/25/2030(1)(2)	253,108
23,161	6.35%, 01/25/2051, 30 day USD SOFR Average + 2.00%(3)(4)	23,057
	Total U.S. Government Agencies (cost $682,547)	$637,204
U.S. GOVERNMENT SECURITIES - 82.6%
	U.S. Treasury Securities - 82.6%
	U.S. Treasury Inflation-Indexed Bonds - 1.2%
5,081,479	0.63%, 02/15/2043(10)	$3,796,071
	U.S. Treasury Inflation-Indexed Notes - 81.4%
5,702,410	0.13%, 04/15/2026(10)	5,604,784
28,137,115	0.13%, 10/15/2026(10)(12)(13)	27,583,791
13,957,405	0.13%, 01/15/2030(10)	12,832,688
21,780,558	0.13%, 07/15/2030(10)	19,906,015
28,772,405	0.13%, 01/15/2031(10)	25,895,049
21,586,393	0.13%, 07/15/2031(10)	19,297,074
3,069,311	0.38%, 01/15/2027(10)	3,001,991
12,214,027	0.38%, 07/15/2027(10)	11,906,979
11,537,031	0.50%, 01/15/2028(10)	11,157,898
21,831,416	0.63%, 07/15/2032(10)	19,815,765
46,630,967	0.88%, 01/15/2029(10)	45,061,406
13,059,443	1.13%, 01/15/2033(10)	12,181,798
13,504,660	1.38%, 07/15/2033(10)	12,824,355
10,638,429	1.75%, 01/15/2034(10)	10,340,764

85

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 82.6% - (continued)
	U.S. Treasury Securities - 82.6% - (continued)
	U.S. Treasury Inflation-Indexed Notes - 81.4% - (continued)
$ 12,834,824	1.88%, 07/15/2034(10)		$12,618,157
4,173,873	2.13%, 01/15/2035(10)		4,177,133
			254,205,647
	Total U.S. Government Securities (cost $273,490,082)		$258,001,718
	Total Long-Term Investments (cost $330,360,942)		$308,027,784
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.3%
928,580
Fixed Income Clearing Corp.
Repurchase Agreement dated
01/31/2025 at 4.34%, due on
02/03/2025 with a maturity value of
$928,916; collateralized by
U.S. Treasury Note at 4.63%,
maturing 06/15/2027, with a market
value of $947,236
			$928,580
	Total Short-Term Investments (cost $928,580)		$928,580
	Total Investments (cost $331,289,522)	98.9%	$308,956,364
	Other Assets and Liabilities	1.1%	3,475,544
	Net Assets	100.0%	$312,431,908
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)	Securities disclosed are interest-only strips.
(2)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At January 31, 2025, the aggregate value of these securities was
$15,357,923, representing 4.9% of net assets.

(4)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2025. Base lending rates may be subject to a floor or cap.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Security has less than 1 share.
(7)	Market value is less than $1.
(8)	Security is a zero-coupon bond.
(9)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2025, the aggregate value of these securities was $9,489,636, representing 3.0% of net assets.

(10)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(11)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2025.

(12)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of January 31, 2025, the market value of securities pledged was $2,254,770.
(13)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of January 31, 2025, the market value of securities pledged was $813,678.

Futures Contracts Outstanding at January 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	146	03/17/2025	$10,194,680	$(193,347)
U.S. Treasury Ultra Bond Future	42	03/20/2025	4,975,688	38,061
Total				$(155,286)
Short position contracts:
Canadian 10-Year Bond Future	(127)	03/20/2025	$(10,829,539)	$(264,428)
Euro BUXL 30-Year Bond Future	(4)	03/06/2025	(534,966)	49,377
Euro-BUND Future	(16)	03/06/2025	(2,199,621)	72,636
U.S. Treasury 2-Year Note Future	(122)	03/31/2025	(25,086,250)	(31,481)
U.S. Treasury 5-Year Note Future	(1)	03/31/2025	(106,391)	(428)

86

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Futures Contracts Outstanding at January 31, 2025 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts – (continued):
U.S. Treasury 10-Year Note Future	(77)	03/20/2025	$(8,380,969)	$(45,812)
U.S. Treasury 10-Year Ultra Future	(19)	03/20/2025	(2,116,125)	(20,033)
Total				$(240,169)
Total futures contracts				$(395,455)

OTC Interest Rate Swap Contracts Outstanding at January 31, 2025
Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
BOA(1)	1.24% Fixed	CPURNSA	USD	5,005,000	01/15/2029	At Maturity	$—	$—	$1,028,886	$1,028,886
CBK	2.62% Fixed	CPURNSA	USD	4,365,000	04/15/2028	At Maturity	—	—	15,219	15,219
CBK	2.60% Fixed	CPURNSA	USD	8,260,000	01/15/2031	At Maturity	—	—	766,665	766,665
CBK	2.45% Fixed	CPURNSA	USD	3,110,000	04/15/2028	At Maturity	—	—	37,473	37,473
CBK	2.41% Fixed	CPURNSA	USD	14,085,000	01/15/2028	At Maturity	—	(8,017)	(135,169)	(127,152)
Total OTC interest rate swap contracts							$—	$(8,017)	$1,713,074	$1,721,091

(1)	At January 31, 2025, the counterparty had deposited in a segregated account securities with a value of $1,165,850 in connection with open swap contracts.

OTC Total Return Swap Contracts Outstanding at January 31, 2025
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ Depreciation
Markit iBoxx USD Liquid High Yield Index	MSC	USD	460,000	4.57%	06/20/2025	At Maturity	$—	$—	$(728)	$(728)
Markit iBoxx USD Liquid High Yield Index	JPM	USD	390,000	4.57%	06/20/2025	At Maturity	—	—	(1,997)	(1,997)
Total OTC total return swap contracts							$—	$—	$(2,725)	$(2,725)

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2025
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Sell protection:
Anglo American Capital PLC (BBB+)	EUR	1,660,000	5.00%	12/20/2028	Quarterly	$222,710	$—	$291,891	$69,181
Total centrally cleared credit default swap contracts						$222,710	$—	$291,891	$69,181

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2025
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
3.25% Fixed	12 Mo. USD SOFR	USD	5,510,000	06/21/2053	Annual	$—	$(56,765)	$775,515	$832,280
Total centrally cleared interest rate swaps contracts						$—	$(56,765)	$775,515	$832,280

87

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Bond Forward Contracts Outstanding at January 31, 2025
Counterparty	Reference Obligation	Notional Amount		Expiration Date	Unrealized Appreciation/ (Depreciation)
MSC	U.S. Treasury Inflation-Indexed Bonds, 0.13%, 04/15/2025(1)	USD	14,813,467	04/15/2025	$(12)
MSC	U.S. Treasury Inflation-Indexed Bonds, 0.63%, 01/15/2026(1)	USD	18,673,445	01/15/2026	(1)
MSC	U.S. Treasury Inflation-Indexed Bonds, 0.75%, 07/15/2028(1)	USD	3,545,558	07/15/2028	(2,982)
Total Bond Forward Contracts					$(2,995)

(1)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

Foreign Currency Contracts Outstanding at January 31, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
2,505,000	AUD	1,570,693	USD	BCLY	02/28/2025	$(13,184)
14,800,000	BRL	2,383,598	USD	UBS	02/04/2025	146,727
14,800,000	BRL	2,488,252	USD	BCLY	03/06/2025	22,550
4,814,000,000	COP	1,126,664	USD	BNP	02/28/2025	13,824
16,470,000	MXN	807,345	USD	HSBC	02/28/2025	(16,032)
18,100,000	NOK	1,608,139	USD	CBK	02/28/2025	(9,072)
844,600	USD	1,347,000	AUD	BCLY	02/28/2025	7,089
3,777,842	USD	23,457,000	BRL	UBS	02/04/2025	(232,553)
3,943,712	USD	23,457,000	BRL	BCLY	03/06/2025	(35,740)
493,329	USD	707,000	CAD	BMO	02/28/2025	6,306
2,285,281	USD	9,764,526,000	COP	BNP	02/28/2025	(28,040)
4,983,784	USD	4,769,224	EUR	DEUT	02/28/2025	29,899
3,369,133	USD	68,731,000	MXN	HSBC	02/28/2025	66,902
7,282,397	USD	12,813,000	NZD	SSG	02/28/2025	51,828
Total foreign currency contracts						$10,504
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$10,167,255	$—	$10,167,255	$—
Convertible Bonds	3,808,355	—	3,808,355	—
Corporate Bonds	3,932,454	—	3,932,454	—
Foreign Government Obligations	23,444,354	—	23,444,354	—
Senior Floating Rate Interests	8,036,444	—	8,036,444	—
U.S. Government Agencies	637,204	—	637,204	—
U.S. Government Securities	258,001,718	—	258,001,718	—
Short-Term Investments	928,580	—	928,580	—
Foreign Currency Contracts(2)	345,125	—	345,125	—
Futures Contracts(2)	160,074	160,074	—	—
Swaps - Credit Default(2)	69,181	—	69,181	—
Swaps - Interest Rate(2)	2,680,523	—	2,680,523	—
Total	$312,211,267	$160,074	$312,051,193	$—
Liabilities
Bond Forward Contracts(2)	$(2,995)	$—	$(2,995)	$—
Foreign Currency Contracts(2)	(334,621)	—	(334,621)	—
Futures Contracts(2)	(555,529)	(555,529)	—	—
Swaps - Interest Rate(2)	(127,152)	—	(127,152)	—
Swaps - Total Return(2)	(2,725)	—	(2,725)	—
Total	$(1,023,022)	$(555,529)	$(467,493)	$—

(1)	For the period ended January 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

88

Hartford International Equity Fund
Schedule of Investments
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.9%
	Australia - 2.1%
21,620	ASX Ltd.	$847,709
7,943	Cochlear Ltd.	1,563,354
25,835	Commonwealth Bank of Australia	2,549,455
52,664	Computershare Ltd.	1,144,812
554,844	Glencore PLC*	2,397,173
497,063	Medibank Pvt Ltd.	1,225,615
39,663	OceanaGold Corp.	118,442
6,357	REA Group Ltd.	975,025
41,973	Wesfarmers Ltd.	1,977,112
		12,798,697
	Austria - 1.1%
24,777	ams-OSRAM AG*	183,895
90,005	Erste Group Bank AG	5,533,402
62,747	Mondi PLC	976,702
18,518	Zumtobel Group AG	94,973
		6,788,972
	Belgium - 0.5%
19,608	Ageas SA	1,010,078
28,725	Anheuser-Busch InBev SA	1,415,464
61,951	Proximus SADP	343,210
		2,768,752
	Brazil - 1.9%
453,170	Ambev SA	860,736
717,198	Atacadao SA	759,654
555,534	Banco Bradesco SA ADR	1,172,177
94,882	Banco BTG Pactual SA	528,795
89,460	Localiza Rent a Car SA	472,554
332,229	Lojas Renner SA	775,992
153,834	M Dias Branco SA	607,539
1,383	MercadoLibre, Inc.*	2,658,389
173,400	PRIO SA*	1,216,223
121,400	Rede D'Or Sao Luiz SA(1)	580,613
119,229	Telefonica Brasil SA	1,058,240
166,681	Ultrapar Participacoes SA	471,745
20,333	Vale SA	188,472
		11,351,129
	Burkina Faso - 0.1%
25,277	Endeavour Mining PLC	519,854
	Canada - 4.1%
23,602	Bank of Montreal	2,336,571
52,321	Barrick Gold Corp.	855,367
22,314	Canadian National Railway Co.	2,330,968
22,785	Canadian Pacific Kansas City Ltd.	1,810,760
50,265	Great-West Lifeco, Inc.	1,625,178
14,557	Intact Financial Corp.	2,585,674
20,662	National Bank of Canada	1,833,826
20,955	Royal Bank of Canada	2,554,654
33,913	Shopify, Inc. Class A*	3,961,038
14,257	Stantec, Inc.	1,103,303
29,480	Sun Life Financial, Inc.	1,700,016
35,826	Toronto-Dominion Bank	2,043,784
41,472	Trican Well Service Ltd.	131,834
		24,872,973
	Cayman Islands - 0.0%
19,231	Patria Investments Ltd. Class A	228,657
	Chile - 0.3%
80,311	Cia Cervecerias Unidas SA	489,202
100,961	Empresa Nacional de Telecomunicaciones SA	318,789
5,497,877	Enel Americas SA	494,691
57,466	Lundin Mining Corp.	453,924
		1,756,606
	China - 6.7%
109,265	Alibaba Group Holding Ltd.	1,340,297
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.9% - (continued)
	China - 6.7% - (continued)
18,793	Alibaba Group Holding Ltd. ADR	$1,857,500
67,024	Baidu, Inc. Class A*	757,806
401,183	BOC Hong Kong Holdings Ltd.	1,304,139
745,195	China BlueChemical Ltd. Class H	208,979
207,727	China Mengniu Dairy Co. Ltd.	416,409
5,294,073	China Reinsurance Group Corp. Class H	552,678
4,184,000	China Tower Corp. Ltd. Class H(1)	602,674
301,306	DiDi Global, Inc. ADR*	1,401,073
680,829	Foxconn Industrial Internet Co. Ltd. Class A	2,020,854
90,758	Fuyao Glass Industry Group Co. Ltd. Class A	747,353
25,803	Fuyao Glass Industry Group Co. Ltd. Class H(1)	173,855
106,683	Goneo Group Co. Ltd. Class A	1,048,826
189,847	Gree Electric Appliances, Inc. of Zhuhai Class A	1,177,564
27,468	KE Holdings, Inc. ADR	478,767
368,000	Kunlun Energy Co. Ltd.	351,378
3,300	Kweichow Moutai Co. Ltd. Class A	655,642
2,272,470	Lenovo Group Ltd.	2,740,709
95,684	Meituan Class B*(1)	1,821,111
51,700	Midea Group Co. Ltd. Class A	527,511
7,800	NetEase, Inc.	160,330
18,402	NetEase, Inc. ADR	1,892,646
9,034	PDD Holdings, Inc. ADR*	1,010,995
2,060,676	PICC Property & Casualty Co. Ltd. Class H	3,348,041
1,017,513	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	634,648
9,300	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	299,094
15,100	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.*	308,709
366,234	Sinopharm Group Co. Ltd. Class H	968,593
161,159	Tencent Holdings Ltd.	8,479,410
83,647	Tencent Music Entertainment Group ADR	1,002,091
55,100	Will Semiconductor Co. Ltd. Shanghai Class A	804,460
47,557	WuXi AppTec Co. Ltd. Class H(1)	338,481
47,000	Zai Lab Ltd.*	127,631
12,787	Zai Lab Ltd. ADR*(2)	347,679
		39,907,933
	Denmark - 1.5%
15,783	DSV AS	3,144,198
56,889	Novo Nordisk AS Class B	4,802,831
21,998	Novonesis (Novozymes) B Class B	1,261,212
		9,208,241
	Finland - 0.6%
35,592	Kone OYJ Class B	1,842,275
254,294	Nokia OYJ	1,199,109
49,185	Nokian Renkaat OYJ(2)	409,343
10,791	Outokumpu OYJ	34,558
		3,485,285
	France - 7.8%
81,894	Accor SA	4,210,146
18,635	Airbus SE	3,223,322
6,962	Alten SA	640,397
95,564	AXA SA	3,625,426
73,555	Ayvens SA(1)	541,906
26,906	BNP Paribas SA	1,837,940
56,037	Bureau Veritas SA	1,751,248
28,373	Capgemini SE	5,155,837
72,094	Carrefour SA	1,027,151
14,001	Cie de Saint-Gobain SA	1,312,921
24,296	Danone SA	1,701,812
107,765	Engie SA	1,778,972
11,097	Imerys SA	305,861
16,682	Legrand SA	1,700,777
1,107	LVMH Moet Hennessy Louis Vuitton SE	809,665
28,713	Metropole Television SA	369,343

89

Hartford International Equity Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.9% - (continued)
	France - 7.8% - (continued)
135,298	Orange SA	$1,455,063
41,409	Publicis Groupe SA	4,403,926
22,063	Quadient SA	417,468
18,134	Renault SA	930,958
64,556	Societe Generale SA	2,089,680
14,391	Sodexo SA	1,062,961
67,697	Television Francaise 1 SA	533,819
8,303	Thales SA	1,344,050
42,390	TotalEnergies SE	2,455,744
45,270	Valeo SE	504,618
9,280	Vicat SACA	387,030
13,248	Vinci SA	1,433,604
		47,011,645
	Germany - 6.5%
12,725	adidas AG	3,355,072
27,217	BASF SE	1,311,253
11,392	Beiersdorf AG	1,523,953
18,449	Brenntag SE	1,160,810
29,496	Ceconomy AG*	91,184
10,220	Continental AG	726,367
33,156	Daimler Truck Holding AG	1,460,105
8,756	Deutsche Boerse AG	2,163,063
19,860	Duerr AG	489,170
46,205	Evonik Industries AG	867,631
34,934	Fresenius SE & Co. KGaA*	1,336,768
11,148	Heidelberg Materials AG	1,568,702
91,425	Infineon Technologies AG	3,005,917
10,497	Mercedes-Benz Group AG	638,639
16,067	Merck KGaA	2,425,353
4,943	Rheinmetall AG	3,864,606
29,944	SAP SE	8,251,792
21,809	Scout24 SE(1)	2,120,748
22,805	Symrise AG	2,335,096
		38,696,229
	Greece - 0.1%
167,245	Piraeus Financial Holdings SA	756,692
	Hong Kong - 2.0%
214,935	AIA Group Ltd.	1,511,024
11,599	ASMPT Ltd.	107,109
177,223	CK Asset Holdings Ltd.	740,513
91,349	Dah Sing Financial Holdings Ltd.	326,101
57,364	Hong Kong Exchanges & Clearing Ltd.	2,245,207
239,984	PAX Global Technology Ltd.	147,528
543,197	Prudential PLC	4,520,448
2,837,789	Sino Biopharmaceutical Ltd.	1,031,621
966,132	WH Group Ltd.(1)	753,674
208,469	Yue Yuen Industrial Holdings Ltd.	444,282
		11,827,507
	Hungary - 0.3%
26,590	OTP Bank Nyrt	1,645,108
	India - 4.3%
79,832	Axis Bank Ltd.	904,541
13,042	Bajaj Auto Ltd.	1,328,661
6,337	Bajaj Finance Ltd.	574,596
87,278	Bharti Airtel Ltd.	1,632,491
2,413	Bharti Hexacom Ltd.	37,531
383,121	Canara Bank	410,080
34,332	Cummins India Ltd.	1,150,682
190,511	Embassy Office Parks REIT	813,030
16,382	Hero MotoCorp Ltd.	817,911
123,420	ICICI Bank Ltd.	1,776,080
37,996	Infosys Ltd.	826,767
54,659	Kotak Mahindra Bank Ltd.	1,195,400
34,148	Larsen & Toubro Ltd.	1,401,142
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.9% - (continued)
	India - 4.3% - (continued)
65,502	Larsen & Toubro Ltd. GDR(3)	$2,676,538
19,244	Macrotech Developers Ltd.(1)	266,401
35,871	Mahindra & Mahindra Ltd.	1,232,821
5,443	MakeMyTrip Ltd.*	594,757
86,394	Max Financial Services Ltd.*	1,109,478
22,614	Max Healthcare Institute Ltd.	276,079
23,382	PB Fintech Ltd.*	463,576
33,654	Reliance Industries Ltd.	489,762
41,056	Reliance Industries Ltd. GDR(1)	2,409,987
66,019	SBI Life Insurance Co. Ltd.(1)	1,127,633
36,121	Tata Consultancy Services Ltd.	1,709,193
88,568	Varun Beverages Ltd.	548,845
		25,773,982
	Indonesia - 0.6%
4,562,284	Bank Central Asia Tbk. PT	2,635,539
1,294,000	Bank Mandiri Persero Tbk. PT	475,444
1,678,540	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	106,862
2,267,082	Semen Indonesia Persero Tbk. PT	390,224
		3,608,069
	Ireland - 0.3%
158,611	AIB Group PLC	932,664
93,915	Bank of Ireland Group PLC	933,157
		1,865,821
	Israel - 0.3%
6,795	Check Point Software Technologies Ltd.*	1,481,446
	Italy - 2.6%
167,933	BPER Banca SpA	1,143,992
131,369	Eni SpA	1,849,470
6,954	Ferrari NV	2,983,507
42,743	Moncler SpA	2,705,754
70,295	Ryanair Holdings PLC ADR	3,282,074
70,992	UniCredit SpA	3,260,184
33,692	Wizz Air Holdings PLC*(1)	532,915
		15,757,896
	Japan - 14.5%
48,950	Advantest Corp.	2,706,307
6,254	Aeon Delight Co. Ltd.	164,614
15,310	Aica Kogyo Co. Ltd.	319,457
38,312	Alfresa Holdings Corp.	524,452
31,419	Alps Alpine Co. Ltd.	314,178
35,120	Amada Co. Ltd.	362,631
115,263	Asahi Group Holdings Ltd.	1,248,452
35,746	ASKUL Corp.	391,862
79,840	Astellas Pharma, Inc.	773,971
32,330	Avex, Inc.	300,363
18,530	BML, Inc.	339,677
88,560	Chiba Bank Ltd.	754,234
53,299	Chiyoda Corp.*	103,638
47,300	Chugai Pharmaceutical Co. Ltd.	2,039,340
34,042	Cosel Co. Ltd.	223,885
19,423	Dai-ichi Life Holdings, Inc.	530,349
93,138	Daiichi Sankyo Co. Ltd.	2,596,725
9,648	Daito Trust Construction Co. Ltd.	1,033,808
42,170	Dentsu Group, Inc.	976,951
22,350	Dowa Holdings Co. Ltd.	665,596
6,106	Eisai Co. Ltd.	180,873
3,516	Fast Retailing Co. Ltd.	1,158,020
68,390	Hakuhodo DY Holdings, Inc.	507,751
95,824	Hino Motors Ltd.*	313,389
20,700	Hisaka Works Ltd.	140,276
126,240	Hitachi Ltd.	3,173,726
102,983	Honda Motor Co. Ltd.	974,749
8,460	Horiba Ltd.	530,217

90

Hartford International Equity Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.9% - (continued)
	Japan - 14.5% - (continued)
16,560	Hoya Corp.	$2,223,774
11,484	Isuzu Motors Ltd.	154,395
27,335	Japan Airlines Co. Ltd.	448,504
151,245	Japan Exchange Group, Inc.	1,598,083
40,300	Japan Post Insurance Co. Ltd.	785,352
65,690	Japan Tobacco, Inc.	1,673,507
63,010	JGC Holdings Corp.	529,036
47,500	Kao Corp.	1,883,486
46,540	KDDI Corp.	1,550,526
12,655	Keyence Corp.	5,450,619
30,110	KH Neochem Co. Ltd.	406,891
24,617	Kirin Holdings Co. Ltd.	311,501
4,636	Kissei Pharmaceutical Co. Ltd.	118,060
56,730	Koito Manufacturing Co. Ltd.	745,981
103,220	Kubota Corp.	1,294,722
12,939	Makita Corp.	382,638
16,683	Maruichi Steel Tube Ltd.	362,742
36,738	Maxell Ltd.	473,363
15,650	Miraial Co. Ltd.	125,131
76,870	Mitsubishi Estate Co. Ltd.	1,116,997
34,300	Mitsubishi Gas Chemical Co., Inc.	599,426
16,307	Nachi-Fujikoshi Corp.	348,001
31,526	Neturen Co. Ltd.	203,035
50,050	Nichicon Corp.	353,019
33,744	Nikon Corp.	361,516
27,091	Nippon Chemi-Con Corp.*	174,487
55,726	Nippon Shokubai Co. Ltd.	676,004
45,172	Nippon Television Holdings, Inc.	833,882
235,839	Nissan Motor Co. Ltd.(2)	645,356
30,250	OKUMA Corp.	682,308
35,640	Ono Pharmaceutical Co. Ltd.	370,776
34,664	Optorun Co. Ltd.	403,740
45,420	OSG Corp.	502,683
43,349	Otsuka Corp.	977,291
16,486	Paramount Bed Holdings Co. Ltd.	297,733
392,150	Persol Holdings Co. Ltd.	597,454
493,198	Resona Holdings, Inc.	3,660,734
30,950	Rinnai Corp.	682,227
80,863	Rohm Co. Ltd.	770,116
7,942	Sanyo Shokai Ltd.	155,976
49,904	SCSK Corp.	1,104,928
24,280	Sega Sammy Holdings, Inc.	469,939
18,130	Seria Co. Ltd.	311,216
10,242	Shiga Bank Ltd.	304,344
37,643	Shimadzu Corp.	1,091,984
70,542	Shin-Etsu Chemical Co. Ltd.	2,186,958
1,421,724	SoftBank Corp.	1,828,710
197,280	Sony Group Corp.	4,353,840
37,096	Stanley Electric Co. Ltd.	618,796
47,691	Subaru Corp.	830,749
26,801	Sumitomo Heavy Industries Ltd.	552,307
63,924	Sumitomo Mitsui Trust Group, Inc.	1,607,389
48,911	Sumitomo Rubber Industries Ltd.	570,160
34,350	Suntory Beverage & Food Ltd.	1,066,991
90,783	T&D Holdings, Inc.	1,727,131
25,340	Tachi-S Co. Ltd.	301,423
55,860	Tadano Ltd.(2)	413,930
22,272	Taiheiyo Cement Corp.	560,925
31,537	Takeda Pharmaceutical Co. Ltd.	848,346
97,210	Terumo Corp.	1,825,011
26,523	THK Co. Ltd.	654,219
111,959	Tochigi Bank Ltd.	209,709
35,765	Tokai Rika Co. Ltd.	525,422
29,710	Toyoda Gosei Co. Ltd.	530,982
50,050	Toyota Boshoku Corp.	664,327
15,210	Transcosmos, Inc.	314,518
40,625	TS Tech Co. Ltd.	460,427
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.9% - (continued)
	Japan - 14.5% - (continued)
22,340	Tsubakimoto Chain Co.	$274,490
12,817	Tsuruha Holdings, Inc.	784,438
43,817	TV Asahi Holdings Corp.	692,708
22,050	Ushio, Inc.	295,634
38,934	Xebio Holdings Co. Ltd.	315,319
51,540	Yamato Holdings Co. Ltd.	617,344
		87,195,177
	Kazakhstan - 0.1%
7,224	Kaspi.KZ JSC ADR	687,002
	Luxembourg - 0.1%
14,065	RTL Group SA(2)	429,798
	Mexico - 1.0%
1,061,851	America Movil SAB de CV Series B	745,581
30,331	Corp. Inmobiliaria Vesta SAB de CV ADR	795,885
298,023	Fibra Uno Administracion SA de CV REIT	309,356
79,203	Fresnillo PLC	677,928
387,619	Genomma Lab Internacional SAB de CV Class B	526,939
84,852	Grupo Financiero Banorte SAB de CV Class O	588,993
344,244	Kimberly-Clark de Mexico SAB de CV Class A	513,160
225,604	Megacable Holdings SAB de CV	440,931
564,356	Wal-Mart de Mexico SAB de CV	1,470,125
		6,068,898
	Netherlands - 3.6%
74,325	ABN AMRO Bank NV(1)	1,246,662
4,931	Argenx SE*	3,255,136
8,483	ASML Holding NV	6,275,410
12,785	Fugro NV	204,073
259,829	Havas NV*	409,441
28,886	Heineken NV	2,006,932
87,182	ING Groep NV	1,449,042
59,816	Koninklijke Philips NV*	1,648,664
26,393	NN Group NV	1,211,340
20,486	Randstad NV	884,381
98,389	Universal Music Group NV	2,744,288
		21,335,369
	Norway - 0.0%
22,614	Norsk Hydro ASA	133,376
	Pakistan - 0.1%
9,620	VEON Ltd. ADR*	433,381
	Peru - 0.1%
3,433	Credicorp Ltd.	628,582
	Philippines - 0.0%
211,941	Security Bank Corp.	263,052
	Poland - 0.1%
29,097	Allegro.eu SA*(1)	213,535
270,624	Orange Polska SA	530,673
		744,208
	Russia - 0.0%
94,370	Gazprom PJSC*(4)	—
3,866	LUKOIL PJSC ADR*(4)	—
55,232	Mobile TeleSystems PJSC ADR*(4)	—
511,012	Sberbank of Russia PJSC*(4)	—
164,682	Surgutneftegas PJSC ADR*(4)	—
70,320	VK IPJSC GDR*(4)	—
		—
	Saudi Arabia - 0.8%
225,367	Saudi Arabian Oil Co.(1)	1,667,678
102,127	Saudi Awwal Bank	978,236
259,868	Saudi National Bank	2,367,051
		5,012,965

91

Hartford International Equity Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.9% - (continued)
	Singapore - 0.1%
123,644	Grab Holdings Ltd. Class A*	$566,290
	South Africa - 1.5%
61,458	Anglo American PLC	1,799,563
36,954	Astral Foods Ltd.	351,352
54,280	FirstRand Ltd.	220,838
139,638	MTN Group Ltd.	856,538
9,040	Naspers Ltd. Class N	1,905,905
639,590	Netcare Ltd.	485,791
975,573	Old Mutual Ltd.	644,899
938,801	Pepkor Holdings Ltd.(1)	1,293,887
280,479	Sanlam Ltd.	1,222,202
		8,780,975
	South Korea - 2.9%
2,843	BGF retail Co. Ltd.*	202,182
52,384	Coupang, Inc.*	1,231,548
12,894	Coway Co. Ltd.*	682,105
66,393	DGB Financial Group, Inc.	419,721
12,791	Hankook Tire & Technology Co. Ltd.*	358,865
3,225	HD Hyundai Marine Solution Co. Ltd. Class C	373,990
5,470	Hyundai Mobis Co. Ltd.	987,092
7,963	Hyundai Motor Co.	1,120,785
17,944	KB Financial Group, Inc.	1,124,215
34,246	KT Corp.	1,124,155
92,215	LG Uplus Corp.	635,417
15,529	NAVER Corp.*	2,299,644
74,336	Samsung Electronics Co. Ltd.	2,654,815
43,034	Shinhan Financial Group Co. Ltd.	1,499,038
15,264	SK Hynix, Inc.	2,054,986
14,552	SK Telecom Co. Ltd.	554,128
26,223	Tongyang Life Insurance Co. Ltd.	83,399
		17,406,085
	Spain - 1.3%
51,336	Almirall SA	504,165
110,240	Iberdrola SA	1,557,863
92,339	Industria de Diseno Textil SA	5,012,219
155,243	Prosegur Cia de Seguridad SA	290,855
418,125	Unicaja Banco SA(1)	594,952
		7,960,054
	Sweden - 1.3%
40,032	Alfa Laval AB	1,784,491
61,994	Assa Abloy AB Class B	1,899,267
111,206	Atlas Copco AB Class A	1,857,781
47,095	SKF AB Class B	951,214
145,883	Telefonaktiebolaget LM Ericsson Class B	1,098,481
		7,591,234
	Switzerland - 2.7%
23,677	Adecco Group AG	563,647
180	Chocoladefabriken Lindt & Spruengli AG	2,067,675
1,997	EMS-Chemie Holding AG	1,413,667
3,410	Implenia AG	130,127
2,531	Partners Group Holding AG	3,844,967
6,494	Schindler Holding AG	1,876,492
16,914	SGS SA	1,643,000
8,246	Sika AG	2,094,186
5,214	Swatch Group AG	965,950
50,354	UBS Group AG	1,775,458
		16,375,169
	Taiwan - 6.0%
157,566	Advantech Co. Ltd.	1,803,902
9,104	ASPEED Technology, Inc.	960,194
23,151	Catcher Technology Co. Ltd.	139,041
254,392	Delta Electronics, Inc.	3,314,737
441,768	Hon Hai Precision Industry Co. Ltd.	2,358,879
6,335	Largan Precision Co. Ltd.	523,500
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.9% - (continued)
	Taiwan - 6.0% - (continued)
25,012	MediaTek, Inc.	$1,083,195
65,514	Nien Made Enterprise Co. Ltd.	860,022
34,000	Realtek Semiconductor Corp.	560,010
690,063	Taiwan Semiconductor Manufacturing Co. Ltd.	23,029,531
3,008	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	629,635
185,000	Unimicron Technology Corp.	771,418
		36,034,064
	Thailand - 0.5%
284,700	Kasikornbank PCL	1,353,540
47,521	Kasikornbank PCL NVDR	225,928
1,081,002	Thai Union Group PCL	383,809
2,179,268	True Corp. PCL*	754,042
		2,717,319
	Turkey - 0.3%
101,900	Coca-Cola Icecek AS	161,822
94,293	KOC Holding AS	446,998
155,846	Ulker Biskuvi Sanayi AS*	523,407
788,501	Yapi ve Kredi Bankasi AS	674,696
		1,806,923
	Ukraine - 0.1%
249,578	Ferrexpo PLC*	341,131
	United Arab Emirates - 0.6%
152,817	Abu Dhabi Islamic Bank PJSC	649,037
491,213	Americana Restaurants International PLC - Foreign Co.	314,276
468,942	Burjeel Holdings PLC	254,998
324,849	Emirates Telecommunications Group Co. PJSC	1,512,345
777,000	Lulu Retail Holdings PLC*	385,004
1,369,560	Talabat Holding PLC*	529,471
		3,645,131
	United Kingdom - 8.3%
44,931	AstraZeneca PLC	6,307,214
75,616	Babcock International Group PLC	504,408
98,436	BAE Systems PLC	1,487,981
78,437	British American Tobacco PLC	3,112,061
100,268	British Land Co. PLC REIT	466,357
602,594	BT Group PLC	1,056,137
50,243	Burberry Group PLC	734,316
147,207	CK Hutchison Holdings Ltd.	741,289
60,971	Compass Group PLC	2,100,717
137,830	Crest Nicholson Holdings PLC	307,270
66,975	Diageo PLC	1,995,213
132,203	easyJet PLC	835,025
22,357	Flutter Entertainment PLC*	5,995,495
404,233	Hays PLC	381,759
54,670	Imperial Brands PLC	1,843,890
127,596	J Sainsbury PLC	400,747
230,048	Kingfisher PLC	698,892
99,985	Land Securities Group PLC REIT	721,082
81,092	Pagegroup PLC	327,798
47,856	Reckitt Benckiser Group PLC	3,164,657
395,183	Schroders PLC	1,725,765
67,550	Smith & Nephew PLC	856,610
76,196	Smiths Group PLC	1,940,726
185,107	Standard Chartered PLC	2,489,599
43,539	SThree PLC	136,721
82,918	Tate & Lyle PLC	675,976
65,329	Travis Perkins PLC	574,824
62,992	Unilever PLC	3,606,739
101,191	Vanquis Banking Group PLC	65,619
233,324	Wise PLC Class A*	3,214,623
134,771	WPP PLC	1,281,153
		49,750,663

92

Hartford International Equity Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.9% - (continued)
	United States - 6.2%
426,104	BP PLC	$2,204,360
9,285	CSL Ltd.	1,602,988
49,883	Experian PLC	2,457,218
145,476	GSK PLC	2,534,130
5,279	Linde PLC	2,355,067
21,494	Nestle SA	1,825,714
42,376	Novartis AG	4,435,782
6,485	Roche Holding AG	2,038,701
688	Rubicon Earnout Shares*(4)(5)	0 (6)
73,363	Rubicon TRA Placeholder*(4)(5)	4,769
30,365	Schneider Electric SE	7,701,312
143,670	Shell PLC	4,717,366
8,347	Spotify Technology SA*	4,578,747
16,188	Tory Burch LLC*(4)(5)	937,278
		37,393,432
	Total Common Stocks (cost $472,219,676)	$575,411,772
CONVERTIBLE PREFERRED STOCKS - 0.1%
	United States - 0.1%
38,688	Lookout, Inc. Series F*(4)(5)(7)	$245,282
243,469	Lumeris Group Holdings Corp.*(4)(5)(7)	428,505
	Total Convertible Preferred Stocks (cost $826,934)	$673,787
EXCHANGE-TRADED FUNDS - 0.1%
	Other Investment Pools & Funds - 0.1%
11,122	iShares Core MSCI EAFE ETF	$818,357
	Total Exchange-Traded Funds (cost $797,415)	$818,357
PREFERRED STOCKS - 1.0%
	Brazil - 0.3%
877,366	Itausa SA (Preference Shares)(7)	$1,430,737
1,353,800	Raizen SA (Preference Shares)(7)	440,143
		1,870,880
	Chile - 0.3%
432,809	Embotelladora Andina SA (Preference Shares)(7)	1,444,862
	Germany - 0.4%
9,935	FUCHS SE (Preference Shares)(7)	451,576
6,892	Henkel AG & Co. KGaA (Preference Shares)(7)	602,153
14,757	Volkswagen AG (Preference Shares)(7)	1,504,711
		2,558,440
	Total Preferred Stocks (cost $5,413,454)	$5,874,182
	Total Long-Term Investments (cost $479,257,479)	$582,778,098
SHORT-TERM INVESTMENTS - 0.7%
	Repurchase Agreements - 0.5%
$ 2,666,897
Fixed Income Clearing Corp. Repurchase
Agreement dated 01/31/2025 at 4.34%, due
on 02/03/2025 with a maturity value of
$2,667,862; collateralized by U.S. Treasury
Note at 4.00%, maturing 02/28/2030, with a
market value of $2,720,386
		$2,666,897
	Securities Lending Collateral - 0.2%
198,871	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.31%(8)	198,871
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.7% - (continued)
	Securities Lending Collateral - 0.2% - (continued)
662,905	HSBC U.S. Government Money Market Fund, Institutional Class, 4.31%(8)		$662,905
198,872	Invesco Government & Agency Portfolio, Institutional Class, 4.31%(8)		198,872
198,872	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.31%(8)		198,872
			1,259,520
	Total Short-Term Investments (cost $3,926,417)		$3,926,417
	Total Investments (cost $483,183,896)	97.8%	$586,704,515
	Other Assets and Liabilities	2.2%	13,271,409
	Net Assets	100.0%	$599,975,924
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At January 31, 2025, the aggregate value of these securities was
$16,286,712, representing 2.7% of net assets.

(2)	Represents entire or partial securities on loan.
(3)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2025, the aggregate value of this security was $2,676,538, representing 0.4% of net assets.

(4)	Investment valued using significant unobservable inputs.
(5)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $1,615,834 or 0.3% of net assets.

93

Hartford International Equity Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
07/2014	Lookout, Inc. Series F Convertible Preferred	38,688	$441,937	$245,282
05/2014	Lumeris Group Holdings Corp. Convertible Preferred	243,469	384,997	428,505
09/2015	Rubicon Earnout Shares	688	—	—
09/2015	Rubicon TRA Placeholder	73,363	—	4,769
11/2013	Tory Burch LLC	16,188	1,268,749	937,278
			$2,095,683	$1,615,834

(6)	Market value is less than $1.
(7)	Currently no rate available.
(8)	Current yield as of period end.

Futures Contracts Outstanding at January 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
SPI 200 Future	106	03/20/2025	$14,015,324	$294,859
Total futures contracts				$294,859
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$575,411,772	$82,807,326	$491,662,399	$942,047
Convertible Preferred Stocks	673,787	—	—	673,787
Exchange-Traded Funds	818,357	818,357	—	—
Preferred Stocks	5,874,182	2,473,033	3,401,149	—
Short-Term Investments	3,926,417	1,259,520	2,666,897	—
Futures Contracts(2)	294,859	294,859	—	—
Total	$586,999,374	$87,653,095	$497,730,445	$1,615,834

(1)	For the period ended January 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2025 is not presented.

94

The Hartford International Growth Fund
Schedule of Investments
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.6%
	Australia - 1.5%
1,118,310	Glencore PLC*	$4,831,598
	Austria - 2.6%
129,709	Erste Group Bank AG	7,974,357
	Brazil - 1.7%
2,725	MercadoLibre, Inc.*	5,237,968
	Canada - 2.6%
68,875	Shopify, Inc. Class A*	8,044,600
	China - 5.4%
4,691,729	Lenovo Group Ltd.	5,658,453
215,820	Tencent Holdings Ltd.	11,355,409
		17,013,862
	Denmark - 5.1%
32,507	DSV AS	6,475,855
114,044	Novo Nordisk AS Class B	9,628,120
		16,103,975
	France - 8.2%
165,383	Accor SA	8,502,291
37,794	Airbus SE	6,537,282
29,530	Capgemini SE	5,366,083
48,991	Publicis Groupe SA	5,210,287
		25,615,943
	Germany - 9.8%
26,130	adidas AG	6,889,433
184,483	Infineon Technologies AG	6,065,524
9,971	Rheinmetall AG	7,795,668
35,485	SAP SE	9,778,748
		30,529,373
	Hong Kong - 1.5%
574,073	Prudential PLC	4,777,396
	India - 3.3%
132,235	Larsen & Toubro Ltd. GDR(1)	5,403,376
82,217	Reliance Industries Ltd. GDR(2)	4,826,138
		10,229,514
	Italy - 5.8%
14,058	Ferrari NV	6,031,370
87,876	Moncler SpA	5,562,802
142,942	Ryanair Holdings PLC ADR	6,673,962
		18,268,134
	Japan - 13.2%
101,400	Advantest Corp.	5,606,120
187,090	Daiichi Sankyo Co. Ltd.	5,216,145
258,616	Hitachi Ltd.	6,501,714
15,057	Keyence Corp.	6,485,181
768,000	Resona Holdings, Inc.	5,700,436
142,802	Shin-Etsu Chemical Co. Ltd.	4,427,178
332,875	Sony Group Corp.	7,346,332
		41,283,106
	Netherlands - 7.0%
10,006	Argenx SE*	6,605,332
13,213	ASML Holding NV	9,774,490
198,682	Universal Music Group NV	5,541,684
		21,921,506
	Spain - 2.0%
116,209	Industria de Diseno Textil SA	6,307,897
	Switzerland - 2.5%
5,135	Partners Group Holding AG	7,800,832
Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.6% - (continued)
	Taiwan - 9.7%
875,193	Hon Hai Precision Industry Co. Ltd.		$4,673,210
771,503	Taiwan Semiconductor Manufacturing Co. Ltd.		25,747,435
			30,420,645
	United Kingdom - 8.9%
65,025	AstraZeneca PLC		9,127,921
45,603	Flutter Entertainment PLC*		12,229,393
472,264	Wise PLC Class A*		6,506,620
			27,863,934
	United States - 6.8%
47,273	Schneider Electric SE		11,989,598
16,837	Spotify Technology SA*		9,235,936
			21,225,534
	Total Common Stocks (cost $206,955,457)		$305,450,174
SHORT-TERM INVESTMENTS - 0.4%
	Repurchase Agreements - 0.4%
$ 1,193,375
Fixed Income Clearing Corp. Repurchase
Agreement dated 01/31/2025 at 4.34%, due
on 02/03/2025 with a maturity value of
$1,193,807; collateralized by U.S. Treasury
Note at 4.63%, maturing 06/15/2027, with a
market value of $1,217,325
			$1,193,375
	Total Short-Term Investments (cost $1,193,375)		$1,193,375
	Total Investments (cost $208,148,832)	98.0%	$306,643,549
	Other Assets and Liabilities	2.0%	6,287,553
	Net Assets	100.0%	$312,931,102
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2025, the aggregate value of this security was $5,403,376, representing 1.7% of net assets.

95

The Hartford International Growth Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At January 31, 2025, the aggregate value of this security was
$4,826,138, representing 1.5% of net assets.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$305,450,174	$34,018,604	$271,431,570	$—
Short-Term Investments	1,193,375	—	1,193,375	—
Total	$306,643,549	$34,018,604	$272,624,945	$—

(1)	For the period ended January 31, 2025, there were no transfers in and out of Level 3.

96

The Hartford International Opportunities Fund
Schedule of Investments
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4%
	Brazil - 1.8%
12,891	MercadoLibre, Inc.*	$24,778,951
9,627,500	TIM SA	25,715,946
1,119,349	XP, Inc. Class A	15,279,114
		65,774,011
	Canada - 8.4%
609,131	Canadian Pacific Kansas City Ltd.	48,408,594
1,672,795	Cenovus Energy, Inc.	24,193,863
18,550	Constellation Software, Inc.	60,665,718
479,226	RB Global, Inc.	42,849,567
496,570	Royal Bank of Canada	60,537,567
341,547	Shopify, Inc. Class A*	39,859,488
271,390	TFI International, Inc.	35,767,049
		312,281,846
	Chile - 0.5%
2,322,499	Lundin Mining Corp.	18,345,401
	China - 5.2%
4,043,387	ENN Energy Holdings Ltd.	27,523,547
1,548,955	KE Holdings, Inc. ADR	26,998,286
1,144,295	Meituan Class B*(1)	21,778,853
2,786,652	Proya Cosmetics Co. Ltd. Class A	32,298,458
1,629,880	Tencent Holdings Ltd.	85,756,433
		194,355,577
	Denmark - 1.5%
647,930	Novo Nordisk AS Class B	54,701,233
	France - 7.7%
964,298	Accor SA	49,574,275
276,265	Airbus SE	47,785,950
247,788	Capgemini SE	45,027,125
270,502	Cie de Saint-Gobain SA	25,365,892
12,710	Hermes International SCA	35,748,897
920,164	Renault SA	47,239,128
1,090,149	Societe Generale SA	35,288,162
		286,029,429
	Germany - 14.0%
225,304	adidas AG	59,403,626
238,090	Allianz SE	77,633,142
2,331,813	Deutsche Telekom AG	78,229,901
3,849,795	E.ON SE	45,600,103
1,585,823	Infineon Technologies AG	52,139,479
173,476	Merck KGaA	26,186,630
309,941	SAP SE	85,411,722
302,448	Siemens AG	64,837,611
491,256	Siemens Energy AG*	29,228,400
		518,670,614
	Hong Kong - 2.3%
7,011,883	AIA Group Ltd.	49,294,546
940,181	Hong Kong Exchanges & Clearing Ltd.	36,798,361
		86,092,907
	India - 3.2%
3,873,369	Axis Bank Ltd.	43,887,417
901,854	Larsen & Toubro Ltd.	37,004,376
2,695,854	Reliance Industries Ltd.	39,232,381
		120,124,174
	Indonesia - 0.9%
56,119,503	Bank Central Asia Tbk. PT	32,419,095
	Italy - 2.3%
13,265,064	Saipem SpA*	32,368,901
1,182,870	UniCredit SpA	54,321,252
		86,690,153
	Japan - 14.2%
231,300	Daikin Industries Ltd.	27,168,767
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4% - (continued)
	Japan - 14.2% - (continued)
95,700	Fast Retailing Co. Ltd.	$31,519,476
1,010,703	ITOCHU Corp.	46,536,861
109,594	Keyence Corp.	47,203,092
6,139,600	Mitsubishi UFJ Financial Group, Inc.	77,643,778
932,800	Nomura Research Institute Ltd.	31,516,718
208,000	Otsuka Holdings Co. Ltd.	10,861,173
627,800	Recruit Holdings Co. Ltd.	43,815,523
2,232,600	Renesas Electronics Corp.*	29,904,496
603,400	SoftBank Group Corp.	36,886,846
3,289,100	Sony Group Corp.	72,588,276
1,303,500	Sumitomo Mitsui Trust Group, Inc.	32,776,909
1,976,953	T&D Holdings, Inc.	37,611,186
		526,033,101
	Netherlands - 3.8%
93,084	ASML Holding NV	68,860,107
245,305	EXOR NV	23,242,234
271,851	Wolters Kluwer NV	49,384,999
		141,487,340
	Singapore - 1.0%
14,339,900	Singapore Telecommunications Ltd.	35,037,567
	South Africa - 1.4%
1,829,881	Anglo American PLC	53,581,085
	South Korea - 2.5%
1,574,964	KT Corp. ADR	27,294,126
872,636	Shinhan Financial Group Co. Ltd.	30,397,238
251,522	SK Hynix, Inc.	33,862,303
		91,553,667
	Switzerland - 3.5%
286,728	Cie Financiere Richemont SA Class A	55,429,835
247,635	Galderma Group AG*	30,099,582
29,813	Partners Group Holding AG	45,290,398
		130,819,815
	Taiwan - 4.0%
4,476,440	Taiwan Semiconductor Manufacturing Co. Ltd.	149,392,614
	United Kingdom - 12.0%
390,677	Ashtead Group PLC	25,461,162
500,516	AstraZeneca PLC	70,260,213
3,440,971	BAE Systems PLC	52,014,490
13,594,271	Barclays PLC	49,822,922
266,413	Imperial Brands PLC	8,985,483
539,506	London Stock Exchange Group PLC	80,282,787
559,507	Reckitt Benckiser Group PLC	36,999,492
3,427,399	Standard Chartered PLC	46,096,848
1,318,810	Unilever PLC	75,537,505
		445,460,902
	United States - 8.2%
74,812	CyberArk Software Ltd.*	27,753,756
575,162	GFL Environmental, Inc.	24,806,737
2,315,747	GSK PLC	40,339,333
12,017,292	Haleon PLC	56,015,135
80,229	Linde PLC	35,621,695
2,509,721	Shell PLC	83,034,813
67,324	Spotify Technology SA*	36,930,580
		304,502,049
	Total Common Stocks (cost $2,904,329,813)	$3,653,352,580

97

The Hartford International Opportunities Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount			Market Value†
WARRANTS - 0.0%
	Canada - 0.0%
23,071	Constellation Software, Inc. Expires 03/31/2040*(2)(3)		$—
	Total Warrants (cost $—)		$—
	Total Long-Term Investments (cost $2,904,329,813)		$3,653,352,580
SHORT-TERM INVESTMENTS - 0.5%
	Repurchase Agreements - 0.5%
$ 16,088,351
Fixed Income Clearing Corp. Repurchase
Agreement dated 01/31/2025 at 4.34%,
due on 02/03/2025 with a maturity value
of $16,094,170; collateralized by
U.S. Treasury Note at 4.00%, maturing
02/28/2030, with a market value of
$16,410,266
			$16,088,351
	Total Short-Term Investments (cost $16,088,351)		$16,088,351
	Total Investments (cost $2,920,418,164)	98.9%	$3,669,440,931
	Other Assets and Liabilities	1.1%	42,563,573
	Net Assets	100.0%	$3,712,004,504
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At January 31, 2025, the aggregate value of this security was
$21,778,853, representing 0.6% of net assets.

(2)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2023	Constellation Software, Inc. Expires 03/31/2040 Warrants	23,071	$—	$—

(3)	Investment valued using significant unobservable inputs.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$3,653,352,580	$570,284,325	$3,083,068,255	$—
Warrants	—	—	—	—
Short-Term Investments	16,088,351	—	16,088,351	—
Total	$3,669,440,931	$570,284,325	$3,099,156,606	$—

(1)	For the period ended January 31, 2025, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2025 is not presented.

98

The Hartford International Value Fund
Schedule of Investments
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.3%
	Australia - 0.1%
1,373,370	OceanaGold Corp.	$4,101,163
	Austria - 1.8%
826,404	ams-OSRAM AG*	6,133,574
1,117,175	Erste Group Bank AG	68,682,609
2,684,285	Mondi PLC	41,782,800
221,016	Zumtobel Group AG	1,133,524
		117,732,507
	Belgium - 0.8%
839,202	Ageas SA	43,230,281
1,806,652	Proximus SADP	10,008,897
		53,239,178
	Brazil - 3.2%
19,279,056	Ambev SA	36,618,017
11,925,677	Atacadao SA	12,631,641
23,756,369	Banco Bradesco SA ADR	50,125,939
11,590,829	Lojas Renner SA	27,072,804
5,171,625	M Dias Branco SA	20,424,381
4,981,027	Telefonica Brasil SA	44,210,072
7,079,247	Ultrapar Participacoes SA	20,035,890
		211,118,744
	Burkina Faso - 0.3%
1,060,185	Endeavour Mining PLC	21,804,059
	Canada - 0.6%
2,243,518	Barrick Gold Corp.	36,678,011
1,247,778	Trican Well Service Ltd.	3,966,515
		40,644,526
	Chile - 0.5%
1,355,255	Cia Cervecerias Unidas SA ADR(1)	16,452,796
852,277	Embotelladora Andina SA Class B, ADR	16,619,401
		33,072,197
	China - 1.9%
2,563,805	Alibaba Group Holding Ltd.	31,448,863
2,848,339	Baidu, Inc. Class A*	32,204,687
17,679,915	China BlueChemical Ltd. Class H	4,958,070
8,863,224	China Mengniu Dairy Co. Ltd.	17,767,186
133,719,581	China Reinsurance Group Corp. Class H	13,959,735
33,530,971	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	20,914,093
		121,252,634
	Finland - 1.0%
10,986,553	Nokia OYJ	51,806,489
1,491,049	Nokian Renkaat OYJ(1)	12,409,283
450,873	Outokumpu OYJ	1,442,832
		65,658,604
	France - 11.4%
207,645	Alten SA	19,100,139
2,165,790	AXA SA	82,163,907
2,565,676	Ayvens SA(2)	18,902,238
1,151,084	BNP Paribas SA	78,630,170
3,004,820	Carrefour SA	42,810,830
593,874	Cie de Saint-Gobain SA	55,689,583
4,717,995	Engie SA	77,884,106
370,641	Imerys SA	10,215,774
847,286	Metropole Television SA	10,898,862
5,761,763	Orange SA(1)	61,964,906
371,758	Quadient SA	7,034,261
789,721	Renault SA	40,542,481
2,742,418	Societe Generale SA	88,772,168
1,912,926	Television Francaise 1 SA	15,084,223
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.3% - (continued)
	France - 11.4% - (continued)
1,824,648	TotalEnergies SE	$105,705,781
1,568,932	Valeo SE	17,488,663
234,354	Vicat SACA	9,773,913
		742,662,005
	Germany - 5.5%
1,170,991	BASF SE	56,415,662
1,150,656	Ceconomy AG*	3,557,129
435,900	Continental AG	30,980,774
1,426,882	Daimler Truck Holding AG	62,836,227
554,719	Duerr AG	13,663,241
1,974,521	Evonik Industries AG	37,077,294
1,516,838	Fresenius SE & Co. KGaA*	58,042,588
475,593	Heidelberg Materials AG	66,923,540
452,384	Mercedes-Benz Group AG	27,523,105
		357,019,560
	Hong Kong - 2.4%
482,533	ASMPT Ltd.	4,455,847
7,461,527	CK Asset Holdings Ltd.	31,177,424
2,046,391	Dah Sing Financial Holdings Ltd.	7,305,291
5,817,763	PAX Global Technology Ltd.	3,576,417
7,551,008	Prudential PLC	62,838,969
39,338,963	WH Group Ltd.(2)	30,688,112
7,267,533	Yue Yuen Industrial Holdings Ltd.	15,488,324
		155,530,384
	India - 0.3%
16,020,717	Canara Bank	17,148,055
	Indonesia - 0.3%
45,619,412	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	2,904,298
79,454,514	Semen Indonesia Persero Tbk. PT	13,676,183
		16,580,481
	Ireland - 1.2%
6,681,666	AIB Group PLC	39,289,518
4,029,813	Bank of Ireland Group PLC	40,040,957
		79,330,475
	Italy - 4.1%
7,108,103	BPER Banca SpA	48,421,779
5,587,150	Eni SpA	78,658,315
3,027,763	UniCredit SpA	139,044,761
		266,124,855
	Japan - 22.8%
226,290	Aeon Delight Co. Ltd.	5,956,260
452,920	Aica Kogyo Co. Ltd.	9,450,578
1,334,736	Alfresa Holdings Corp.	18,271,151
1,091,320	Alps Alpine Co. Ltd.	10,912,800
1,491,010	Amada Co. Ltd.	15,395,400
1,204,588	ASKUL Corp.	13,205,180
886,200	Avex, Inc.	8,233,268
445,090	BML, Inc.	8,159,041
3,523,390	Chiba Bank Ltd.	30,007,463
1,229,539	Chiyoda Corp.*	2,390,791
692,969	Cosel Co. Ltd.	4,557,460
793,524	Dai-ichi Life Holdings, Inc.	21,667,317
1,803,170	Dentsu Group, Inc.	41,773,993
783,220	Dowa Holdings Co. Ltd.	23,324,732
259,181	Eisai Co. Ltd.	7,677,494
2,379,090	Hakuhodo DY Holdings, Inc.	17,663,179
3,339,962	Hino Motors Ltd.*	10,923,228
251,459	Hisaka Works Ltd.	1,704,041
4,388,492	Honda Motor Co. Ltd.	41,537,715

99

The Hartford International Value Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.3% - (continued)
	Japan - 22.8% - (continued)
358,790	Horiba Ltd.	$22,486,610
483,076	Isuzu Motors Ltd.	6,494,655
1,157,372	Japan Airlines Co. Ltd.	18,989,811
1,711,140	Japan Post Insurance Co. Ltd.	33,346,064
2,636,127	JGC Holdings Corp.	22,133,095
804,269	KH Neochem Co. Ltd.	10,868,481
1,051,429	Kirin Holdings Co. Ltd.	13,304,654
156,340	Kissei Pharmaceutical Co. Ltd.	3,981,358
2,423,070	Koito Manufacturing Co. Ltd.	31,862,560
4,408,945	Kubota Corp.	55,302,842
550,376	Makita Corp.	16,275,976
579,169	Maruichi Steel Tube Ltd.	12,592,990
811,277	Maxell Ltd.	10,453,158
177,310	Miraial Co. Ltd.	1,417,699
3,288,538	Mitsubishi Estate Co. Ltd.	47,785,723
1,456,650	Mitsubishi Gas Chemical Co., Inc.	25,456,403
424,570	Nachi-Fujikoshi Corp.	9,060,562
171,456	Neturen Co. Ltd.	1,104,216
1,275,210	Nichicon Corp.	8,994,478
1,431,860	Nikon Corp.	15,340,226
290,269	Nippon Chemi-Con Corp.*(1)	1,869,555
1,677,518	Nippon Shokubai Co. Ltd.	20,349,733
1,603,551	Nippon Television Holdings, Inc.	29,601,801
10,195,859	Nissan Motor Co. Ltd.(1)	27,900,203
750,160	OKUMA Corp.	16,920,347
1,507,159	Ono Pharmaceutical Co. Ltd.	15,679,523
909,662	Optorun Co. Ltd.	10,595,049
1,310,850	OSG Corp.	14,507,750
367,547	Paramount Bed Holdings Co. Ltd.	6,637,808
14,282,930	Persol Holdings Co. Ltd.	21,760,522
4,922,072	Resona Holdings, Inc.	36,533,796
1,079,030	Rinnai Corp.	23,784,932
3,483,391	Rohm Co. Ltd.	33,174,800
132,357	Sanyo Shokai Ltd.(1)	2,599,415
1,056,260	Sega Sammy Holdings, Inc.	20,443,891
631,540	Seria Co. Ltd.	10,840,892
352,118	Shiga Bank Ltd.	10,463,296
1,316,114	Stanley Electric Co. Ltd.	21,954,007
2,056,598	Subaru Corp.	35,824,702
942,468	Sumitomo Heavy Industries Ltd.	19,422,108
2,743,917	Sumitomo Mitsui Trust Group, Inc.	68,996,638
1,720,327	Sumitomo Rubber Industries Ltd.	20,054,013
3,842,337	T&D Holdings, Inc.	73,099,791
639,659	Tachi-S Co. Ltd.	7,608,849
1,185,720	Tadano Ltd.(1)	8,786,335
781,241	Taiheiyo Cement Corp.	19,675,707
1,340,602	Takeda Pharmaceutical Co. Ltd.	36,062,212
941,510	THK Co. Ltd.	23,223,371
2,460,775	Tochigi Bank Ltd.	4,609,255
918,987	Tokai Rika Co. Ltd.	13,500,795
1,044,330	Toyoda Gosei Co. Ltd.	18,664,428
1,749,850	Toyota Boshoku Corp.	23,226,236
443,320	Transcosmos, Inc.	9,167,122
1,441,745	TS Tech Co. Ltd.	16,340,150
783,080	Tsubakimoto Chain Co.	9,621,646
446,701	Tsuruha Holdings, Inc.	27,339,424
1,281,767	TV Asahi Holdings Corp.	20,263,616
752,637	Ushio, Inc.	10,090,945
741,275	Xebio Holdings Co. Ltd.	6,003,448
2,253,120	Yamato Holdings Co. Ltd.	26,987,795
		1,484,248,558
	Luxembourg - 0.2%
422,050	RTL Group SA(1)	12,897,005
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.3% - (continued)
	Mexico - 1.6%
45,359,436	America Movil SAB de CV Series B	$31,849,232
2,834,744	Fresnillo PLC	24,263,618
13,507,197	Genomma Lab Internacional SAB de CV Class B	18,362,018
12,504,833	Kimberly-Clark de Mexico SAB de CV Class A	18,640,782
6,201,419	Megacable Holdings SAB de CV	12,120,330
		105,235,980
	Netherlands - 4.6%
3,212,547	ABN AMRO Bank NV(2)	53,884,431
449,238	Fugro NV	7,170,683
8,038,311	Havas NV*	12,666,860
3,733,570	ING Groep NV	62,055,246
2,563,608	Koninklijke Philips NV*	70,658,827
1,139,308	NN Group NV	52,289,959
874,900	Randstad NV	37,769,449
		296,495,455
	Norway - 0.1%
957,639	Norsk Hydro ASA	5,648,111
	Pakistan - 0.1%
192,082	VEON Ltd. ADR*	8,653,294
	Philippines - 0.1%
5,171,977	Security Bank Corp.	6,419,230
	Poland - 0.3%
8,844,970	Orange Polska SA	17,344,315
	Russia - 0.0%
662,901	Gazprom PJSC ADR*(3)	—
48,850	LUKOIL PJSC ADR*(3)	—
709,487	Mobile TeleSystems PJSC ADR*(3)	—
1,765,160	Sberbank of Russia PJSC*(3)	—
1,792,255	Surgutneftegas PJSC ADR*(3)	—
894,717	VK IPJSC GDR*(3)	—
		—
	South Africa - 1.8%
1,147,691	Anglo American PLC	33,605,753
834,779	Astral Foods Ltd.	7,936,935
5,963,496	MTN Group Ltd.	36,580,013
18,445,601	Netcare Ltd.	14,010,067
33,937,581	Old Mutual Ltd.	22,434,317
		114,567,085
	South Korea - 4.2%
513,036	Coway Co. Ltd.*	27,140,102
1,698,813	DGB Financial Group, Inc.	10,739,499
543,315	Hankook Tire & Technology Co. Ltd.*	15,243,287
232,428	Hyundai Mobis Co. Ltd.	41,942,936
764,010	KB Financial Group, Inc.	47,866,216
1,268,482	KT Corp.	41,639,049
3,214,604	LG Uplus Corp.	22,150,566
1,851,569	Shinhan Financial Group Co. Ltd.	64,497,205
707,015	Tongyang Life Insurance Co. Ltd.	2,248,580
		273,467,440
	Spain - 0.6%
1,529,242	Almirall SA	15,018,512
2,709,856	Prosegur Cia de Seguridad SA(1)	5,077,038
14,927,016	Unicaja Banco SA(2)	21,239,719
		41,335,269

100

The Hartford International Value Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.3% - (continued)
	Sweden - 1.3%
2,000,663	SKF AB Class B	$40,408,944
5,881,181	Telefonaktiebolaget LM Ericsson Class B	44,284,563
		84,693,507
	Switzerland - 2.2%
1,015,102	Adecco Group AG	24,165,199
95,044	Implenia AG	3,626,913
224,464	Swatch Group AG	41,584,370
2,151,772	UBS Group AG	75,870,469
		145,246,951
	Taiwan - 0.1%
959,123	Catcher Technology Co. Ltd.	5,760,314
	Thailand - 1.2%
13,117,582	Kasikornbank PCL	62,364,523
731,582	Kasikornbank PCL NVDR	3,478,138
37,518,155	Thai Union Group PCL	13,320,807
		79,163,468
	Turkey - 0.3%
4,229,976	Coca-Cola Icecek AS	6,717,418
4,806,644	Ulker Biskuvi Sanayi AS*	16,143,053
		22,860,471
	Ukraine - 0.1%
4,793,534	Ferrexpo PLC*	6,551,948
	United Kingdom - 10.9%
2,636,089	Babcock International Group PLC	17,584,451
3,328,260	British American Tobacco PLC	132,051,827
4,091,099	British Land Co. PLC REIT	19,028,140
25,800,517	BT Group PLC	45,219,308
2,130,828	Burberry Group PLC	31,142,683
6,240,980	CK Hutchison Holdings Ltd.	31,427,640
3,844,695	Crest Nicholson Holdings PLC	8,571,129
5,673,182	easyJet PLC	35,833,144
13,569,429	Hays PLC	12,815,008
5,406,258	J Sainsbury PLC	16,979,683
9,747,554	Kingfisher PLC	29,613,315
4,267,235	Land Securities Group PLC REIT	30,774,904
2,745,726	Pagegroup PLC	11,099,056
1,047,620	Reckitt Benckiser Group PLC	69,277,789
8,061,850	Standard Chartered PLC	108,427,958
1,071,568	SThree PLC	3,364,924
3,505,572	Tate & Lyle PLC	28,578,611
2,006,910	Travis Perkins PLC	17,658,612
1,906,277	Vanquis Banking Group PLC	1,236,159
5,801,078	WPP PLC	55,145,892
		705,830,233
	United States - 7.4%
18,278,491	BP PLC	94,559,973
6,201,421	GSK PLC	108,026,131
1,084,470	Novartis AG	113,518,806
4,953,348	Shell PLC	162,641,838
		478,746,748
	Total Common Stocks (cost $5,722,916,788)	$6,198,184,809
PREFERRED STOCKS - 1.9%
	Brazil - 0.3%
47,404,000	Raizen SA (Preference Shares)(4)	$15,411,846
	Germany - 1.6%
340,189	FUCHS SE (Preference Shares)(4)	15,462,612
Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 1.9% - (continued)
	Germany - 1.6% - (continued)
296,942	Henkel AG & Co. KGaA (Preference Shares)(4)		$25,943,780
631,680	Volkswagen AG (Preference Shares)(4)		64,409,822
			105,816,214
	Total Preferred Stocks (cost $133,137,326)		$121,228,060
	Total Long-Term Investments (cost $5,856,054,114)		$6,319,412,869
SHORT-TERM INVESTMENTS - 1.0%
	Repurchase Agreements - 0.5%
$ 34,547,239
Fixed Income Clearing Corp. Repurchase
Agreement dated 01/31/2025 at 4.34%,
due on 02/03/2025 with a maturity value
of $34,559,734; collateralized by
U.S. Treasury Inflation-Indexed Note at
1.63%, maturing 10/15/2029, with a
market value of $34,730,571 and
U.S. Treasury Note at 0.63%, maturing
05/15/2030, with a market value of
$507,630
			$34,547,239
	Securities Lending Collateral - 0.5%
4,565,407	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.31%(5)		4,565,407
15,218,024	HSBC U.S. Government Money Market Fund, Institutional Class, 4.31%(5)		15,218,024
4,565,407	Invesco Government & Agency Portfolio, Institutional Class, 4.31%(5)		4,565,407
4,565,407	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.31%(5)		4,565,407
			28,914,245
	Total Short-Term Investments (cost $63,461,484)		$63,461,484
	Total Investments (cost $5,919,515,598)	98.2%	$6,382,874,353
	Other Assets and Liabilities	1.8%	116,983,163
	Net Assets	100.0%	$6,499,857,516
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.

101

The Hartford International Value Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At January 31, 2025, the aggregate value of these securities was
$124,714,500, representing 1.9% of net assets.

(3)	Investment valued using significant unobservable inputs.
(4)	Currently no rate available.
(5)	Current yield as of period end.

Futures Contracts Outstanding at January 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI EAFE Index Future	745	03/21/2025	$88,301,125	$2,813,089
Total futures contracts				$2,813,089
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$6,198,184,809	$566,715,967	$5,631,468,842	$—
Preferred Stocks	121,228,060	41,355,626	79,872,434	—
Short-Term Investments	63,461,484	28,914,245	34,547,239	—
Futures Contracts(2)	2,813,089	2,813,089	—	—
Total	$6,385,687,442	$639,798,927	$5,745,888,515	$—

(1)	For the period ended January 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2025 is not presented.

102

Hartford Low Duration High Income Fund
Schedule of Investments
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 45.4%
	Asset-Backed - Automobile - 0.7%
$ 560,000	Chase Auto Owner Trust 5.87%, 09/25/2031(1)	$562,056
500,000	Hertz Vehicle Financing LLC 6.78%, 09/25/2028(1)	487,187
		1,049,243
	Commercial Mortgage-Backed Securities - 5.9%
1,000,000	280 Park Avenue Mortgage Trust 6.72%, 09/15/2034, 1 mo. USD Term SOFR + 2.42%(1)(2)	960,590
70,000	ARZ Trust 7.49%, 06/11/2029(1)	71,256
1,557,634	Bank5 Trust 0.74%, 05/15/2057(1)(3)(4)	43,439
1,017,719	BX Commercial Mortgage Trust 7.00%, 03/15/2041, 1 mo. USD Term SOFR + 2.69%(1)(2)	1,017,719
	BX Trust
665,000	7.15%, 04/15/2037, 1 mo. USD Term SOFR + 2.84%(1)(2)	665,831
725,000	7.31%, 02/15/2030, 1 mo. USD Term SOFR + 3.00%(1)(2)	725,000
718,491	7.99%, 04/15/2041, 1 mo. USD Term SOFR + 3.69%(1)(2)	715,877
465,000	8.24%, 07/15/2029, 1 mo. USD Term SOFR + 3.94%(1)(2)	464,787
775,000	ELM Trust 8.05%, 06/10/2039(1)(4)	782,903
876,448	Extended Stay America Trust 6.67%, 07/15/2038, 1 mo. USD Term SOFR + 2.36%(1)(2)	878,091
100,000	ROCK Trust 8.82%, 11/13/2041(1)	105,563
	WCORE Commercial Mortgage Trust
740,000	7.25%, 11/15/2041, 1 mo. USD Term SOFR + 2.94%(1)(2)	742,081
740,000	8.24%, 11/15/2041, 1 mo. USD Term SOFR + 3.94%(1)(2)	744,188
500,000	Wells Fargo Commercial Mortgage Trust 7.83%, 07/15/2035(1)(4)	496,756
		8,414,081
	Other Asset-Backed Securities - 29.4%
250,000	AASET Trust 6.58%, 02/16/2050(1)	250,940
	Alinea CLO Ltd.
1,500,000	10.38%, 07/20/2031, 3 mo. USD Term SOFR + 5.95%(1)(2)	1,500,624
1,500,000	10.55%, 07/20/2031, 3 mo. USD Term SOFR + 6.26%(1)(2)	1,494,375
750,000	Anchorage Capital CLO 28 Ltd. 6.54%, 04/20/2037, 3 mo. USD Term SOFR + 2.25%(1)(2)	755,614
250,000	Apidos CLO XLVIII Ltd. 6.35%, 07/25/2037, 3 mo. USD Term SOFR + 2.05%(1)(2)	254,080
1,500,000	Apidos CLO XVIII-R 6.27%, 01/22/2038, 3 mo. USD Term SOFR + 1.90%(1)(2)	1,514,448
1,000,000	Ballyrock CLO Ltd. 10.77%, 02/20/2036, 3 mo. USD Term SOFR + 6.25%(1)(2)	1,005,468
830,000	Barings CLO Ltd. 9.30%, 07/15/2039, 3 mo. USD Term SOFR + 5.00%(1)(2)	847,907
500,000	Beechwood Park CLO Ltd. 10.80%, 01/17/2035, 3 mo. USD Term SOFR + 6.50%(1)(2)	504,645
1,000,000	Carlyle Global Market Strategies CLO Ltd. 10.06%, 10/15/2030, 3 mo. USD Term SOFR + 5.76%(1)(2)	997,704
	Carlyle U.S. CLO Ltd.
1,500,000	10.80%, 07/20/2034, 3 mo. USD Term SOFR + 6.51%(1)(2)	1,500,000
500,000	11.26%, 01/25/2035, 3 mo. USD Term SOFR + 6.96%(1)(2)	503,559
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 45.4% - (continued)
	Other Asset-Backed Securities - 29.4% - (continued)
$ 544,039	Castlelake Aircraft Structured Trust 5.10%, 04/15/2039(1)	$386,380
1,036,692	CF Hippolyta Issuer LLC 1.98%, 03/15/2061(1)	970,042
	CIFC Funding Ltd.
1,200,000	10.05%, 07/18/2031, 3 mo. USD Term SOFR + 5.76%(1)(2)	1,198,519
1,000,000	10.66%, 10/24/2030, 3 mo. USD Term SOFR + 6.36%(1)(2)	1,003,766
250,000	11.05%, 04/20/2034, 3 mo. USD Term SOFR + 6.76%(1)(2)	251,282
1,000,000	Dryden 60 CLO Ltd. 10.16%, 07/15/2031, 3 mo. USD Term SOFR + 5.86%(1)(2)	993,052
1,000,000	Dryden 64 CLO Ltd. 10.15%, 04/18/2031, 3 mo. USD Term SOFR + 5.86%(1)(2)	985,991
450,000	Dryden 72 CLO Ltd. 6.52%, 05/15/2032, 3 mo. USD Term SOFR + 2.00%(1)(2)	450,243
500,000	Frontier Issuer LLC 11.16%, 06/20/2054(1)	564,077
1,000,000	GoldenTree Loan Management U.S. CLO 16 Ltd. 10.79%, 01/20/2034, 3 mo. USD Term SOFR + 6.50%(1)(2)	1,004,959
1,000,000	GoldenTree Loan Management U.S. CLO Ltd. 8.82%, 01/20/2038, 3 mo. USD Term SOFR + 4.50%(1)(2)	1,000,000
1,400,000	Harriman Park CLO Ltd. 10.95%, 04/20/2034, 3 mo. USD Term SOFR + 6.66%(1)(2)	1,406,604
750,000	Hotwire Funding LLC 9.19%, 06/20/2054(1)	785,552
1,000,000	KKR CLO 34 Ltd. 11.41%, 07/15/2034, 3 mo. USD Term SOFR + 7.11%(1)(2)	999,625
1,000,000	LCM XXV Ltd. 8.00%, 07/20/2030, 3 mo. USD Term SOFR + 3.71%(1)(2)	1,001,490
1,250,000	Madison Park Funding XLII Ltd. 10.60%, 11/21/2030, 3 mo. USD Term SOFR + 6.31%(1)(2)	1,245,700
1,000,000	Madison Park Funding XLV Ltd. 10.55%, 07/15/2034, 3 mo. USD Term SOFR + 6.25%(1)(2)	1,000,632
500,000	Neuberger Berman Loan Advisers CLO 42 Ltd. 10.52%, 07/16/2035, 3 mo. USD Term SOFR + 6.21%(1)(2)	503,697
1,000,000	New Economy Assets - Phase 1 Sponsor LLC 2.41%, 10/20/2061(1)	903,495
	OCP CLO Ltd.
775,000	6.39%, 07/20/2037, 3 mo. USD Term SOFR + 2.10%(1)(2)	781,484
1,500,000	11.05%, 10/20/2034, 3 mo. USD Term SOFR + 6.76%(1)(2)	1,507,936
1,180,000	Octagon Investment Partners 29 Ltd. 6.54%, 07/18/2037, 3 mo. USD Term SOFR + 2.25%(1)(2)	1,185,966
1,000,000	Palmer Square CLO Ltd. 11.28%, 05/21/2034, 3 mo. USD Term SOFR + 6.76%(1)(2)	1,005,988
1,000,000	Palmer Square Loan Funding Ltd. 11.50%, 04/15/2030, 3 mo. USD Term SOFR + 7.20%(1)(2)	1,001,165
555,000	Post Road Equipment Finance LLC 7.08%, 05/17/2032(1)	554,973
1,000,000	RR 12 Ltd. 11.20%, 01/15/2036, 3 mo. USD Term SOFR + 6.90%(1)(2)	1,003,221
1,000,000	SCF Equipment Trust LLC 6.75%, 11/20/2035(1)	998,235
301,913	Sierra Timeshare Receivables Funding LLC 8.02%, 01/20/2043(1)	306,142
1,000,000	Southwick Park CLO LLC 10.80%, 07/20/2032, 3 mo. USD Term SOFR + 6.51%(1)(2)	999,889

103

Hartford Low Duration High Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 45.4% - (continued)
	Other Asset-Backed Securities - 29.4% - (continued)
$ 745,000	Stream Innovations Issuer Trust 9.05%, 02/15/2045(1)	$768,373
1,300,000	Symphony CLO XXII Ltd. 10.80%, 04/18/2033, 3 mo. USD Term SOFR + 6.51%(1)(2)	1,304,891
1,000,000	Symphony Static CLO I Ltd. 9.91%, 10/25/2029, 3 mo. USD Term SOFR + 5.61%(1)(2)	996,886
500,000	Thayer Park CLO Ltd. 10.80%, 04/20/2034, 3 mo. USD Term SOFR + 6.51%(1)(2)	500,659
655,000	VB-S1 Issuer LLC 8.87%, 05/15/2054(1)	684,186
800,000	Voya CLO Ltd. 6.54%, 10/18/2031, 3 mo. USD Term SOFR + 2.25%(1)(2)	800,528
		42,184,992
	Whole Loan Collateral CMO - 9.4%
134,733	Chase Home Lending Mortgage Trust 3.25%, 09/25/2064(1)(4)	118,785
	Federal National Mortgage Association Connecticut Avenue Securities Trust
201,558	5.35%, 05/25/2044, 30 day USD SOFR Average + 1.00%(1)(2)	201,936
95,000	6.05%, 01/25/2045, 30 day USD SOFR Average + 1.70%(1)(2)	95,000
1,260,000	6.85%, 02/25/2044, 30 day USD SOFR Average + 2.50%(1)(2)	1,294,040
225,000	7.15%, 03/25/2044, 30 day USD SOFR Average + 2.80%(1)(2)	232,268
2,000,000	7.35%, 01/25/2042, 30 day USD SOFR Average + 3.00%(1)(2)	2,057,500
2,000,000	7.45%, 10/25/2041, 30 day USD SOFR Average + 3.10%(1)(2)	2,057,501
700,000	8.85%, 01/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	737,408
1,500,000	9.10%, 06/25/2043, 30 day USD SOFR Average + 4.75%(1)(2)	1,639,357
670,000	9.95%, 07/25/2042, 30 day USD SOFR Average + 5.60%(1)(2)	732,190
820,000	10.35%, 10/25/2041, 30 day USD SOFR Average + 6.00%(1)(2)	865,559
483,466	Radnor Re Ltd. 6.35%, 09/25/2034, 30 day USD SOFR Average + 2.00%(1)(2)	484,393
	Verus Securitization Trust
1,000,000	8.09%, 03/25/2069(1)(4)	1,008,126
1,000,000	8.12%, 12/25/2068(1)(4)	1,015,873
1,000,000	8.22%, 11/25/2068(1)(4)	1,008,341
		13,548,277
	Total Asset & Commercial Mortgage-Backed Securities (cost $64,604,961)	$65,196,593
CONVERTIBLE BONDS - 5.1%
	Airlines - 0.1%
135,000	Southwest Airlines Co. 1.25%, 05/01/2025	$134,798
	Auto Manufacturers - 0.2%
75,000	Ford Motor Co. 0.00%, 03/15/2026(5)	73,125
	Rivian Automotive, Inc.
145,000	3.63%, 10/15/2030	129,128
50,000	4.63%, 03/15/2029	49,615
		251,868
	Biotechnology - 0.4%
150,000	Alnylam Pharmaceuticals, Inc. 1.00%, 09/15/2027	171,916
Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 5.1% - (continued)
	Biotechnology - 0.4% - (continued)
$ 135,000	Immunocore Holdings PLC 2.50%, 02/01/2030(1)	$115,163
255,000	Ionis Pharmaceuticals, Inc. 1.75%, 06/15/2028	245,403
		532,482
	Commercial Services - 0.5%
	Alarm.com Holdings, Inc.
135,000	0.00%, 01/15/2026(5)	128,385
140,000	2.25%, 06/01/2029(1)	138,626
285,000	Global Payments, Inc. 1.50%, 03/01/2031(1)	279,015
130,000	Shift4 Payments, Inc. 0.00%, 12/15/2025(5)	197,535
		743,561
	Diversified Financial Services - 0.1%
65,000	Coinbase Global, Inc. 0.25%, 04/01/2030(1)	75,790
	Electric - 0.4%
140,000	NextEra Energy Capital Holdings, Inc. 3.00%, 03/01/2027(1)	161,490
230,000	PG&E Corp. 4.25%, 12/01/2027	234,021
175,000	Southern Co. 3.88%, 12/15/2025	184,625
		580,136
	Energy-Alternate Sources - 0.1%
245,000	Enphase Energy, Inc. 0.00%, 03/01/2028(5)	201,390
	Engineering & Construction - 0.2%
230,000	Fluor Corp. 1.13%, 08/15/2029	285,867
	Entertainment - 0.2%
270,000	DraftKings Holdings, Inc. 0.00%, 03/15/2028(5)	233,145
80,000	Live Nation Entertainment, Inc. 3.13%, 01/15/2029	118,448
		351,593
	Healthcare - Products - 0.3%
	Exact Sciences Corp.
165,000	0.38%, 03/15/2027	154,688
90,000	2.00%, 03/01/2030(1)	92,385
170,000	Insulet Corp. 0.38%, 09/01/2026	225,163
		472,236
	Home Builders - 0.1%
187,000	Meritage Homes Corp. 1.75%, 05/15/2028(1)	187,374
	Internet - 0.6%
175,000	Alibaba Group Holding Ltd. 0.50%, 06/01/2031(1)	204,487
	Sea Ltd.
160,000	0.25%, 09/15/2026	146,960
60,000	2.38%, 12/01/2025	83,760
155,000	Snap, Inc. 0.13%, 03/01/2028	128,883
	Uber Technologies, Inc.
40,000	0.00%, 12/15/2025(5)	41,613
200,000	0.88%, 12/01/2028	232,000
		837,703
	IT Services - 0.3%
202,000	Rapid7, Inc. 0.25%, 03/15/2027	185,806
75,000	Seagate HDD Cayman 3.50%, 06/01/2028	96,787
65,000	Zscaler, Inc. 0.13%, 07/01/2025	88,693
		371,286
	Leisure Time - 0.1%
32,000	Carnival Corp. 5.75%, 12/01/2027	70,272
	Machinery-Diversified - 0.1%
58,000	Middleby Corp. 1.00%, 09/01/2025	77,919
	Miscellaneous Manufacturing - 0.1%
140,000	JBT Marel Corp. 0.25%, 05/15/2026	143,906

104

Hartford Low Duration High Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 5.1% - (continued)
	Real Estate Investment Trusts - 0.4%
$ 185,000	Federal Realty OP LP 3.25%, 01/15/2029(1)	$187,867
	Rexford Industrial Realty LP
120,000	4.13%, 03/15/2029(1)	117,720
120,000	4.38%, 03/15/2027(1)	119,100
140,000	Welltower OP LLC 2.75%, 05/15/2028(1)	203,420
		628,107
	Semiconductors - 0.3%
200,000	Microchip Technology, Inc. 0.75%, 06/01/2030(1)	185,578
	ON Semiconductor Corp.
80,000	0.00%, 05/01/2027(5)	93,809
205,000	0.50%, 03/01/2029	184,174
		463,561
	Software - 0.6%
	Datadog, Inc.
80,000	0.00%, 12/01/2029(1)(5)	78,319
85,000	0.13%, 06/15/2025	131,488
245,000	Dayforce, Inc. 0.25%, 03/15/2026	236,180
190,000	Guidewire Software, Inc. 1.25%, 11/01/2029(1)	205,675
196,000	Snowflake, Inc. 0.00%, 10/01/2029(1)(5)	259,994
		911,656
	Total Convertible Bonds (cost $6,970,147)	$7,321,505
CORPORATE BONDS - 24.1%
	Advertising - 0.6%
1,000,000	Lamar Media Corp. 3.63%, 01/15/2031	$893,031
	Aerospace/Defense - 0.2%
195,000	Spirit AeroSystems, Inc. 9.75%, 11/15/2030(1)	215,732
	Airlines - 0.2%
300,000	Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(1)	298,112
	Apparel - 0.5%
425,000	Champ Acquisition Corp. 8.38%, 12/01/2031(1)	442,627
195,000	Hanesbrands, Inc. 9.00%, 02/15/2031(1)	208,361
		650,988
	Chemicals - 0.5%
215,000	Avient Corp. 6.25%, 11/01/2031(1)	214,575
545,000	Tronox, Inc. 4.63%, 03/15/2029(1)	493,580
		708,155
	Commercial Banks - 4.0%
500,000	BPCE SA 5.72%, 01/18/2030, (5.72% fixed rate until 01/18/2029; 6 mo. USD SOFR + 1.96% thereafter)(1)(6)	504,684
850,000	CaixaBank SA 6.21%, 01/18/2029, (6.21% fixed rate until 01/18/2028; 6 mo. USD SOFR + 2.70% thereafter)(1)(6)	874,772
900,000	Citizens Bank NA 4.58%, 08/09/2028, (4.58% fixed rate until 08/09/2027; 6 mo. USD SOFR + 2.00% thereafter)(6)	891,395
500,000	Danske Bank AS 5.71%, 03/01/2030, (5.71% fixed rate until 03/01/2029; 1 yr. USD CMT + 1.40% thereafter)(1)(6)	509,756
	Freedom Mortgage Corp.
150,000	6.63%, 01/15/2027(1)	150,610
330,000	12.00%, 10/01/2028(1)	359,424
485,000	12.25%, 10/01/2030(1)	541,461
500,000	Huntington Bancshares, Inc. 6.21%, 08/21/2029, (6.21% fixed rate until 08/21/2028; 6 mo. USD SOFR + 2.02% thereafter)(6)	517,861
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.1% - (continued)
	Commercial Banks - 4.0% - (continued)
$ 900,000	Manufacturers & Traders Trust Co. 4.70%, 01/27/2028	$894,581
500,000	UBS Group AG 6.25%, 09/22/2029, (6.25% fixed rate until 09/22/2028; 1 yr. USD CMT + 1.80% thereafter)(1)(6)	519,957
		5,764,501
	Commercial Services - 0.7%
200,000	Belron U.K. Finance PLC 5.75%, 10/15/2029(1)	198,205
385,000	Block, Inc. 6.50%, 05/15/2032(1)	393,512
	Service Corp. International
325,000	4.00%, 05/15/2031	293,620
125,000	5.75%, 10/15/2032	122,827
		1,008,164
	Construction Materials - 0.2%
225,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 04/01/2032(1)	227,715
	Diversified Financial Services - 3.4%
900,000	Aviation Capital Group LLC 3.50%, 11/01/2027(1)	862,819
950,000	Capital One Financial Corp. 3.27%, 03/01/2030, (3.27% fixed rate until 03/01/2029; 6 mo. USD SOFR + 1.79% thereafter)(6)	882,301
100,000	Credit Acceptance Corp. 9.25%, 12/15/2028(1)	106,556
450,000	GGAM Finance Ltd. 5.88%, 03/15/2030(1)	445,509
485,000	goeasy Ltd. 7.63%, 07/01/2029(1)	501,307
450,000	Macquarie Airfinance Holdings Ltd. 5.15%, 03/17/2030(1)	442,665
395,000	Nationstar Mortgage Holdings, Inc. 5.00%, 02/01/2026(1)	392,462
900,000	Radian Group, Inc. 4.88%, 03/15/2027	895,475
	United Wholesale Mortgage LLC
150,000	5.50%, 11/15/2025(1)	149,893
205,000	5.75%, 06/15/2027(1)	203,773
		4,882,760
	Entertainment - 0.9%
245,000	Banijay Entertainment SAS 8.13%, 05/01/2029(1)	254,700
195,000	Caesars Entertainment, Inc. 6.00%, 10/15/2032(1)	189,649
550,000	Warnermedia Holdings, Inc. 4.05%, 03/15/2029	516,338
340,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 6.25%, 03/15/2033(1)	336,808
		1,297,495
	Healthcare - Products - 0.9%
850,000	Hologic, Inc. 4.63%, 02/01/2028(1)	831,350
500,000	Solventum Corp. 5.40%, 03/01/2029	505,347
		1,336,697
	Insurance - 0.9%
550,000	Corebridge Financial, Inc. 3.85%, 04/05/2029	524,587
550,000	MGIC Investment Corp. 5.25%, 08/15/2028	545,482
265,000	Ryan Specialty LLC 5.88%, 08/01/2032(1)	262,584
		1,332,653
	Internet - 0.3%
459,751	Shutterfly Finance LLC 9.75%, 10/01/2027(1)	464,348
	Leisure Time - 0.5%
760,000	Carnival Corp. 7.63%, 03/01/2026(1)	761,315
	Lodging - 1.5%
405,000	Genting New York LLC/GENNY Capital, Inc. 7.25%, 10/01/2029(1)	416,336
	Las Vegas Sands Corp.
950,000	3.90%, 08/08/2029	883,939

105

Hartford Low Duration High Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.1% - (continued)
	Lodging - 1.5% - (continued)
$ 345,000	5.90%, 06/01/2027	$349,692
450,000	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.88%, 05/15/2025(1)	449,897
		2,099,864
	Media - 1.3%
900,000	Charter Communications Operating LLC/Charter Communications Operating Capital 4.20%, 03/15/2028	873,240
475,000	Paramount Global 7.88%, 07/30/2030	518,269
500,000	Townsquare Media, Inc. 6.88%, 02/01/2026(1)	499,432
		1,890,941
	Mining - 1.4%
755,000	Constellium SE 6.38%, 08/15/2032(1)	744,202
1,000,000	FMG Resources August 2006 Pty. Ltd. 5.88%, 04/15/2030(1)	988,625
300,000	Glencore Funding LLC 5.37%, 04/04/2029(1)	303,291
		2,036,118
	Oil & Gas - 1.1%
550,000	Aker BP ASA 3.75%, 01/15/2030(1)	512,975
440,000	Matador Resources Co. 6.88%, 04/15/2028(1)	448,122
180,000	Sunoco LP 7.00%, 05/01/2029(1)	186,049
450,000	Vital Energy, Inc. 9.75%, 10/15/2030	478,257
		1,625,403
	Packaging & Containers - 0.5%
250,000	Clydesdale Acquisition Holdings, Inc. 6.88%, 01/15/2030(1)	253,975
465,000	Graphic Packaging International LLC 6.38%, 07/15/2032(1)	469,120
		723,095
	Real Estate Investment Trusts - 1.7%
170,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 7.00%, 02/01/2030(1)	174,005
450,000	Pebblebrook Hotel LP/PEB Finance Corp. 6.38%, 10/15/2029(1)	449,362
500,000	Piedmont Operating Partnership LP 6.88%, 07/15/2029	513,233
240,000	VICI Properties LP 5.75%, 04/01/2034	240,978
650,000	VICI Properties LP/VICI Note Co., Inc. 3.75%, 02/15/2027(1)	631,588
450,000	XHR LP 6.63%, 05/15/2030(1)	454,853
		2,464,019
	Retail - 0.9%
185,000	Group 1 Automotive, Inc. 6.38%, 01/15/2030(1)	188,035
1,000,000	Lithia Motors, Inc. 4.38%, 01/15/2031(1)	920,924
115,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029(1)	117,637
		1,226,596
	Semiconductors - 0.6%
1,000,000	Entegris, Inc. 3.63%, 05/01/2029(1)	919,865
	Software - 0.5%
600,000	Open Text Corp. 6.90%, 12/01/2027(1)	620,478
175,000	ROBLOX Corp. 3.88%, 05/01/2030(1)	160,423
		780,901
	Telecommunications - 0.4%
500,000	Iliad Holding SASU 8.50%, 04/15/2031(1)	536,917
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.1% - (continued)
	Trucking & Leasing - 0.4%
$ 520,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 5.35%, 03/30/2029(1)	$524,194
	Total Corporate Bonds (cost $34,118,460)	$34,669,579
SENIOR FLOATING RATE INTERESTS - 13.1%(7)
	Aerospace/Defense - 0.2%
100,000	Goat Holdco LLC 7.31%, 01/27/2032, 1 mo. USD Term SOFR + 3.00%	$100,200
213,390	TransDigm, Inc. 6.83%, 02/28/2031, 3 mo. USD Term SOFR + 2.50%	214,184
		314,384
	Airlines - 0.3%
165,750	American Airlines, Inc. 9.30%, 04/20/2028, 3 mo. USD Term SOFR + 4.75%	169,635
119,700	JetBlue Airways Corp. 9.85%, 08/27/2029, 3 mo. USD Term SOFR + 5.50%	120,214
98,376	SkyMiles IP Ltd. 8.04%, 10/20/2027, 3 mo. USD Term SOFR + 3.75%	100,097
		389,946
	Apparel - 0.2%
235,747	ABG Intermediate Holdings 2 LLC 6.56%, 12/21/2028, 1 mo. USD Term SOFR + 2.25%	236,758
99,990	Hanesbrands, Inc. 8.06%, 03/08/2030, 1 mo. USD Term SOFR + 3.75%	100,865
		337,623
	Auto Parts & Equipment - 0.3%
115,000	Clarios Global LP 7.09%, 01/28/2032, 1 mo. USD Term SOFR + 2.75%	115,144
286,775	First Brands Group LLC 9.55%, 03/30/2027, 3 mo. USD Term SOFR + 5.00%	281,039
		396,183
	Chemicals - 0.3%
100,000	A-AP Buyer, Inc. 7.56%, 09/09/2031, 1 mo. USD Term SOFR + 3.25%	100,625
195,910	Nouryon Finance BV 7.66%, 04/03/2028, 6 mo. USD Term SOFR + 3.25%	197,319
	USALCO LLC
9,341	4.00%, 09/30/2031, 3 mo. USD Term SOFR + 4.00%(8)	9,437
90,659	8.31%, 09/30/2031, 1 mo. USD Term SOFR + 4.00%	91,594
		398,975
	Commercial Services - 1.1%
209,475	Belron Finance 2019 LLC 7.27%, 10/16/2031, 3 mo. USD Term SOFR + 2.75%	211,098
99,750	Boost Newco Borrower LLC 6.83%, 01/31/2031, 3 mo. USD Term SOFR + 2.50%	99,974
174,123	Ensemble RCM LLC 7.29%, 08/01/2029, 3 mo. USD Term SOFR + 3.00%	175,483
165,000	First Advantage Holdings LLC 7.56%, 10/31/2031, 1 mo. USD Term SOFR + 3.25%	166,393
194,900	Fugue Finance BV 8.29%, 01/31/2028, 3 mo. USD Term SOFR + 4.00%	197,580
129,675	OMNIA Partners LLC 7.05%, 07/25/2030, 3 mo. USD Term SOFR + 2.75%	130,201
198,595	Ryan LLC 7.81%, 11/14/2030, 1 mo. USD Term SOFR + 3.50%	199,092

106

Hartford Low Duration High Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 13.1%(7) - (continued)
	Commercial Services - 1.1% - (continued)
$ 200,286	Trans Union LLC 6.06%, 06/24/2031, 1 mo. USD Term SOFR + 1.75%	$200,297
198,460	WEX, Inc. 6.06%, 03/31/2028, 1 mo. USD Term SOFR + 1.75%	198,537
		1,578,655
	Construction Materials - 0.7%
198,000	Emerald Borrower LP 6.93%, 05/31/2030, 6 mo. USD Term SOFR + 2.50%	198,517
	Hobbs & Associates LLC
100,000	7.56%, 07/23/2031, 1 mo. USD Term SOFR + 3.25%	100,500
9,975	7.65%, 07/23/2031, 3 mo. USD Term SOFR + 3.25%	10,025
105,000	Nvent Electric PLC 7.81%, 01/30/2032, 1 mo. USD Term SOFR + 3.50%	105,886
197,983	Quikrete Holdings, Inc. 6.81%, 04/14/2031, 1 mo. USD Term SOFR + 2.50%	198,181
148,623	Tamko Building Products LLC 7.07%, 09/20/2030, 3 mo. USD Term SOFR + 2.75%	149,552
299,250	Wilsonart LLC 8.58%, 08/05/2031, 3 mo. USD Term SOFR + 4.25%	299,962
		1,062,623
	Distribution/Wholesale - 0.2%
100,000	Gloves Buyer, Inc. 8.31%, 01/17/2032, 1 mo. USD Term SOFR + 4.00%	99,792
175,901	Windsor Holdings III LLC 7.80%, 08/01/2030, 1 mo. USD Term SOFR + 3.50%	177,147
		276,939
	Diversified Financial Services - 0.4%
148,625	Aretec Group, Inc. 7.81%, 08/09/2030, 1 mo. USD Term SOFR + 3.50%	149,263
148,941	Blackhawk Network Holdings, Inc. 9.31%, 03/12/2029, 1 mo. USD Term SOFR + 5.00%	149,926
247,478	Hightower Holding LLC 8.07%, 04/21/2028, 3 mo. USD Term SOFR + 3.50%	247,581
		546,770
	Electric - 0.1%
99,750	Thunder Generation Funding LLC 7.33%, 10/03/2031, 3 mo. USD Term SOFR + 3.00%	100,398
	Electronics - 0.4%
135,539	II-VI, Inc. 6.31%, 07/02/2029, 1 mo. USD Term SOFR + 2.00%	135,920
200,000	LSF12 Crown U.S. Commercial Bidco LLC 8.59%, 12/02/2031, 1 mo. USD Term SOFR + 4.25%	199,916
209,562	Roper Industrial Products Investment Co. LLC 7.08%, 11/22/2029, 3 mo. USD Term SOFR + 2.75%	210,085
		545,921
	Entertainment - 1.3%
200,473	Caesars Entertainment, Inc. 6.56%, 02/06/2030, 1 mo. USD Term SOFR + 2.25%	200,975
115,000	Endeavor Group Holdings, Inc. 7.31%, 01/27/2032, 1 mo. USD Term SOFR + 3.00%	115,144
291,271	Great Canadian Gaming Corp. 9.09%, 11/01/2029, 3 mo. USD Term SOFR + 4.75%	291,819
	Maverick Gaming LLC
622,583	11.81%, 06/03/2028, 3 mo. USD Term SOFR + 7.50%(8)	381,332
160,081	11.81%, 06/03/2028, 3 mo. USD Term SOFR + 7.50%	151,276
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 13.1%(7) - (continued)
	Entertainment - 1.3% - (continued)
$ 296,752	Ontario Gaming GTA LP 8.58%, 08/01/2030, 3 mo. USD Term SOFR + 4.25%	$297,681
119,700	OVG Business Services LLC 7.31%, 06/25/2031, 1 mo. USD Term SOFR + 3.00%	120,298
120,000	UFC Holdings LLC 6.77%, 11/21/2031, 3 mo. USD Term SOFR + 2.25%	120,625
212,458	William Morris Endeavor Entertainment LLC 7.18%, 05/18/2025, 1 mo. USD Term SOFR + 2.75%	212,413
		1,891,563
	Environmental Control - 0.1%
197,962	Filtration Group Corp. 7.43%, 10/21/2028, 1 mo. USD Term SOFR + 3.00%	199,423
	Food - 0.1%
99,749	Aspire Bakeries Holdings LLC 8.56%, 12/13/2030, 1 mo. USD Term SOFR + 4.25%	101,245
	Food Service - 0.2%
150,000	Aramark Services, Inc. 6.31%, 04/06/2028, 1 mo. USD Term SOFR + 2.00%	150,600
100,000	Golden State Foods LLC 8.58%, 12/04/2031, 1 mo. USD Term SOFR + 4.25%	101,100
		251,700
	Hand/Machine Tools - 0.1%
150,000	Alliance Laundry Systems LLC 7.80%, 08/19/2031, 1 mo. USD Term SOFR + 3.50%	150,587
	Healthcare - Products - 0.4%
246,746	Bausch & Lomb Corp. 8.33%, 09/29/2028, 3 mo. USD Term SOFR + 4.00%	248,752
99,484	Insulet Corp. 6.81%, 08/04/2031, 1 mo. USD Term SOFR + 2.50%	100,064
159,600	Medline Borrower LP 6.56%, 10/23/2028, 1 mo. USD Term SOFR + 2.25%	160,288
		509,104
	Healthcare - Services - 0.1%
99,750	Concentra Health Services, Inc. 6.56%, 07/28/2031, 1 mo. USD Term SOFR + 2.25%	99,875
	Home Builders - 0.2%
247,436	Tecta America Corp. 8.43%, 04/10/2028, 1 mo. USD Term SOFR + 4.00%	248,408
	Home Furnishings - 0.3%
247,346	Mattress Firm, Inc. 8.92%, 09/25/2028, 6 mo. USD Term SOFR + 4.25%	247,193
175,000	Tempur Sealy International, Inc. 6.84%, 10/24/2031, 1 mo. USD Term SOFR + 2.50%	175,511
		422,704
	Insurance - 1.0%
199,614	Acrisure LLC 7.31%, 11/06/2030, 1 mo. USD Term SOFR + 3.00%	199,769
	Asurion LLC
215,854	8.66%, 08/19/2028, 1 mo. USD Term SOFR + 4.25%	216,023
200,000	9.68%, 01/20/2029, 1 mo. USD Term SOFR + 5.25%	194,156
248,027	HUB International Ltd. 7.29%, 06/20/2030, 3 mo. USD Term SOFR + 2.75%	248,871
248,119	Sedgwick Claims Management Services, Inc. 7.31%, 07/31/2031, 1 mo. USD Term SOFR + 3.00%	249,436

107

Hartford Low Duration High Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 13.1%(7) - (continued)
	Insurance - 1.0% - (continued)
$ 80,443	Truist Insurance Holdings LLC 7.08%, 05/06/2031, 3 mo. USD Term SOFR + 2.75%	$80,544
191,617	USI, Inc. 6.58%, 11/21/2029, 3 mo. USD Term SOFR + 2.25%	191,533
		1,380,332
	Internet - 0.4%
197,949	Endure Digital, Inc. 7.94%, 02/10/2028, 1 mo. USD Term SOFR + 3.50%	133,715
199,106	Getty Images, Inc. 8.85%, 02/19/2026, 6 mo. USD Term SOFR + 4.50%	199,106
	MH Sub I LLC
118,199	8.56%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	116,685
79,993	8.56%, 12/31/2031, 1 mo. USD Term SOFR + 4.25%	77,433
		526,939
	IT Services - 0.7%
100,000	Amentum Government Services Holdings LLC 6.56%, 09/29/2031, 1 mo. USD Term SOFR + 2.25%	99,550
159,600	Fortress Intermediate 3, Inc. 7.81%, 06/27/2031, 1 mo. USD Term SOFR + 3.50%	159,701
203,364	McAfee LLC 7.34%, 03/01/2029, 1 mo. USD Term SOFR + 3.00%	203,822
135,682	NCR Atleos LLC 8.05%, 04/16/2029, 3 mo. USD Term SOFR + 3.75%	136,445
198,257	Peraton Corp. 8.16%, 02/01/2028, 1 mo. USD Term SOFR + 3.75%	185,247
250,000	Sandisk Corp. 7.31%, 12/13/2031, 1 mo. USD Term SOFR + 3.00%	246,407
		1,031,172
	Leisure Time - 0.1%
197,949	MajorDrive Holdings IV LLC 8.59%, 06/01/2028, 3 mo. USD Term SOFR + 4.00%	190,985
	Media - 0.1%
199,000	Century De Buyer LLC 7.79%, 10/30/2030, 3 mo. USD Term SOFR + 3.50%	200,409
	Mining - 0.1%
196,891	Arsenal AIC Parent LLC 7.56%, 08/18/2030, 1 mo. USD Term SOFR + 3.25%	197,580
	Miscellaneous Manufacturing - 0.1%
109,725	LTI Holdings, Inc. 8.56%, 07/19/2029, 1 mo. USD Term SOFR + 4.25%	110,039
	Packaging & Containers - 0.4%
282,085	Berlin Packaging LLC 7.84%, 06/07/2031, 1 mo. USD Term SOFR + 3.50%	283,575
165,144	Clydesdale Acquisition Holdings, Inc. 7.49%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%	165,525
129,025	SupplyOne, Inc. 8.06%, 04/21/2031, 1 mo. USD Term SOFR + 3.75%	130,053
		579,153
	Pharmaceuticals - 0.1%
99,750	Endo Luxembourg Finance Co. I SARL 8.31%, 04/23/2031, 1 mo. USD Term SOFR + 4.00%	100,427
	Pipelines - 0.8%
206,788	Brazos Delaware II LLC 8.25%, 02/11/2030, 6 mo. USD Term SOFR + 3.50%	208,501
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 13.1%(7) - (continued)
	Pipelines - 0.8% - (continued)
$ 99,750	CPPIB Capital, Inc. 7.58%, 08/20/2031, 3 mo. USD Term SOFR + 3.25%	$100,456
100,000	EPIC Crude Services LP 7.30%, 10/15/2031, 3 mo. USD Term SOFR + 3.00%	100,804
170,000	NGP XI Midstream Holdings LLC 7.83%, 07/25/2031, 3 mo. USD Term SOFR + 3.50%	171,487
212,783	Oryx Midstream Services Permian Basin LLC 6.55%, 10/05/2028, 1 mo. USD Term SOFR + 2.25%	213,515
175,000	Rockpoint Gas Storage Partners LP 7.99%, 09/18/2031, 3 mo. USD Term SOFR + 3.50%	175,875
196,869	Traverse Midstream Partners LLC 7.29%, 02/16/2028, 3 mo. USD Term SOFR + 3.00%	197,853
		1,168,491
	Retail - 0.8%
148,628	1011778 BC Unlimited Liability Co. 6.06%, 09/20/2030, 1 mo. USD Term SOFR + 1.75%	147,955
130,000	Flynn Restaurant Group LP 8.07%, 01/17/2032, 1 mo. USD Term SOFR + 3.75%	129,783
148,212	Great Outdoors Group LLC 7.55%, 01/16/2032, 3 mo. USD Term SOFR + 3.25%	149,076
94,565	Gulfside Supply, Inc. 7.33%, 06/17/2031, 3 mo. USD Term SOFR + 3.00%	94,964
274,599	LBM Acquisition LLC 8.15%, 06/06/2031, 1 mo. USD Term SOFR + 3.75%	270,927
99,500	MI Windows & Doors LLC 7.31%, 03/28/2031, 1 mo. USD Term SOFR + 3.00%	100,184
198,457	Michaels Cos., Inc. 8.84%, 04/17/2028, 3 mo. USD Term SOFR + 4.25%	160,737
144,637	White Cap Buyer LLC 7.56%, 10/19/2029, 1 mo. USD Term SOFR + 3.25%	144,872
		1,198,498
	Software - 1.2%
	AthenaHealth Group, Inc.
148,225	7.31%, 02/15/2029, 1 mo. USD Term SOFR + 3.00%	148,271
0 (9)	7.61%, 02/15/2029, 1 mo. USD Term SOFR + 3.25%	0 (10)
100,000	BCPE Pequod Buyer, Inc. 7.79%, 11/25/2031, 3 mo. USD Term SOFR + 3.50%	101,063
170,000	Boxer Parent Co., Inc. 7.29%, 07/30/2031, 3 mo. USD Term SOFR + 3.75%	170,620
270,812	Cast & Crew Payroll LLC 8.06%, 12/29/2028, 1 mo. USD Term SOFR + 3.75%	255,579
247,455	EP Purchaser LLC 8.09%, 11/06/2028, 3 mo. USD Term SOFR + 3.50%	246,528
99,750	Epicor Software Corp. 7.06%, 05/30/2031, 1 mo. USD Term SOFR + 2.75%	100,508
200,000	Evertec Group LLC 7.06%, 10/30/2030, 1 mo. USD Term SOFR + 2.75%	202,000
159,078	Open Text Corp. 6.06%, 01/31/2030, 1 mo. USD Term SOFR + 1.75%	159,168
193,535	Rocket Software, Inc. 8.56%, 11/28/2028, 1 mo. USD Term SOFR + 4.25%	195,902
180,285	Waystar Technologies, Inc. 6.56%, 10/22/2029, 1 mo. USD Term SOFR + 2.25%	180,885
		1,760,524

108

Hartford Low Duration High Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 13.1%(7) - (continued)
	Telecommunications - 0.2%
$ 119,700	Frontier Communications Corp. 6.80%, 07/01/2031, 1 mo. USD Term SOFR + 2.50%	$120,199
198,471	Zacapa SARL 8.08%, 03/22/2029, 3 mo. USD Term SOFR + 3.75%	199,628
		319,827
	Transportation - 0.1%
190,000	Third Coast Infrastructure LLC 8.56%, 09/25/2030, 1 mo. USD Term SOFR + 4.25%	190,475
	Total Senior Floating Rate Interests (cost $18,905,463)	$18,777,877
U.S. GOVERNMENT AGENCIES - 11.6%
	Mortgage-Backed Agencies - 11.6%
	Federal Home Loan Mortgage Corp. - 11.6%
2,000,000	7.70%, 09/25/2041, 30 day USD SOFR Average + 3.35%(1)(2)	$2,064,284
1,500,000	7.75%, 10/25/2041, 30 day USD SOFR Average + 3.40%(1)(2)	1,550,783
1,490,000	8.00%, 11/25/2041, 30 day USD SOFR Average + 3.65%(1)(2)	1,550,849
1,000,000	8.70%, 04/25/2042, 30 day USD SOFR Average + 4.35%(1)(2)	1,063,130
1,200,000	9.60%, 03/25/2042, 30 day USD SOFR Average + 5.25%(1)(2)	1,294,139
1,510,000	9.70%, 08/25/2042, 30 day USD SOFR Average + 5.35%(1)(2)	1,650,143
1,400,000	9.85%, 05/25/2043, 30 day USD SOFR Average + 5.50%(1)(2)	1,549,048
1,430,000	10.00%, 04/25/2042, 30 day USD SOFR Average + 5.65%(1)(2)	1,548,361
977,000	11.95%, 04/25/2043, 30 day USD SOFR Average + 7.60%(1)(2)	1,122,387
1,500,000	12.15%, 11/25/2041, 30 day USD SOFR Average + 7.80%(1)(2)	1,630,788
1,350,000	12.50%, 03/25/2043, 30 day USD SOFR Average + 8.15%(1)(2)	1,564,530
	Total U.S. Government Agencies (cost $16,572,623)	$16,588,442
COMMON STOCKS - 0.3%
	Energy - 0.2%
190,736	Ascent Resources Marcellus Holdings LLC Class A*(11)	$209,809
2,907	Kelly Topco Ltd.*(12)(13)	16,047
		225,856
	Insurance - 0.0%
34,814	Tenerity, Inc.*(11)(13)	—
	Materials - 0.1%
3,079	Utex Industries*(11)	104,172
	Real Estate Management & Development - 0.0%
799	Zillow Group, Inc. Class C*	65,694
	Software & Services - 0.0%
77	MongoDB, Inc.*	21,046
	Total Common Stocks (cost $1,976,437)	$416,768
PREFERRED STOCKS - 0.2%
	Capital Goods - 0.1%
2,300	Boeing Co. (Preference Shares), 6.00%	$137,977
Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 0.2% - (continued)
	Financial Services - 0.1%
2,800	Ares Management Corp. Series B, 6.75%		$169,932
	Utilities - 0.0%
600	PG&E Corp. Series A, 6.00%		25,338
	Total Preferred Stocks (cost $293,322)		$333,247
WARRANTS - 0.0%
	Materials - 0.0%
1,875	Utex Industries Expires 12/31/2025*(11)(13)		$113
	Semiconductors & Semiconductor Equipment - 0.0%
2,750	Maxeon Solar Technologies Ltd. Expires 01/15/2028*(11)(13)		3,877
	Total Warrants (cost $8,850)		$3,990
	Total Long-Term Investments (cost $143,450,263)		$143,308,001
	Total Investments (cost $143,450,263)	99.8%	$143,308,001
	Other Assets and Liabilities	0.2%	271,941
	Net Assets	100.0%	$143,579,942
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At January 31, 2025, the aggregate value of these securities was
$107,726,164, representing 75.0% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2025. Base lending rates may be subject to a floor or cap.
(3)	Security disclosed is interest-only strips.
(4)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5)	Security is a zero-coupon bond.
(6)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2025. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.

109

Hartford Low Duration High Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

(7)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2025.

(8)
This security, or a portion of this security, has unfunded loan commitments. As of
January 31, 2025, the aggregate value of the unfunded commitment was
$390,769, which represents to 0.3% of total net assets.

(9)	Security has less than 1 share.
(10)	Market value is less than $1.
(11)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $317,971 or 0.2% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
03/2018	Ascent Resources Marcellus Holdings LLC Class A	190,736	$600,819	$209,809
06/2024	Maxeon Solar Technologies Ltd. Expires 01/15/2028 Warrants	2,750	—	3,877
06/2017	Tenerity, Inc.	34,814	1,198,751	—
12/2020	Utex Industries	3,079	92,524	104,172
12/2020	Utex Industries Expires 12/31/2025 Warrants	1,875	8,850	113
			$1,900,944	$317,971

(12)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(13)	Investment valued using significant unobservable inputs.

Futures Contracts Outstanding at January 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	86	03/31/2025	$17,683,750	$14,625
Total futures contracts				$14,625

Foreign Currency Contracts Outstanding at January 31, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
1,796,630	EUR	1,877,458	USD	DEUT	02/28/2025	$(11,263)
3,332,336	USD	3,188,873	EUR	DEUT	02/28/2025	19,991
Total foreign currency contracts						$8,728
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.

110

Hartford Low Duration High Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$65,196,593	$—	$65,196,593	$—
Convertible Bonds	7,321,505	—	7,321,505	—
Corporate Bonds	34,669,579	—	34,669,579	—
Senior Floating Rate Interests	18,777,877	—	18,777,877	—
U.S. Government Agencies	16,588,442	—	16,588,442	—
Common Stocks	416,768	86,740	313,981	16,047
Preferred Stocks	333,247	333,247	—	—
Warrants	3,990	—	—	3,990
Foreign Currency Contracts(2)	19,991	—	19,991	—
Futures Contracts(2)	14,625	14,625	—	—
Total	$143,342,617	$434,612	$142,887,968	$20,037
Liabilities
Foreign Currency Contracts(2)	$(11,263)	$—	$(11,263)	$—
Total	$(11,263)	$—	$(11,263)	$—

(1)	For the period ended January 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2025 is not presented.

111

The Hartford MidCap Fund
Schedule of Investments
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9%
	Capital Goods - 12.4%
249,487	Acuity Brands, Inc.	$82,926,984
161,672	Axon Enterprise, Inc.*	105,439,245
155,367	Builders FirstSource, Inc.*	25,989,792
927,942	Fastenal Co.	67,962,472
869,911	Graco, Inc.	73,220,409
365,170	IDEX Corp.	81,911,283
689,430	Ingersoll Rand, Inc.	64,668,534
103,268	Lennox International, Inc.	61,178,028
594,498	Vertiv Holdings Co. Class A	69,568,156
70,168	Watsco, Inc.	33,581,703
		666,446,606
	Commercial & Professional Services - 5.6%
332,993	Clean Harbors, Inc.*	77,587,369
601,902	Copart, Inc.*	34,868,183
1,013,909	Dayforce, Inc.*	71,723,923
1,379,723	Rollins, Inc.	68,296,288
492,899	TransUnion	48,920,226
		301,395,989
	Consumer Discretionary Distribution & Retail - 4.8%
365,382	Boot Barn Holdings, Inc.*	58,771,695
327,369	Floor & Decor Holdings, Inc. Class A*	32,769,637
78,302	O'Reilly Automotive, Inc.*	101,355,675
108,859	Pool Corp.	37,474,711
741,748	Valvoline, Inc.*	27,526,268
		257,897,986
	Consumer Durables & Apparel - 3.9%
684,080	Deckers Outdoor Corp.*	121,328,429
10,952	NVR, Inc.*	87,793,203
		209,121,632
	Consumer Services - 6.7%
152,491	Domino's Pizza, Inc.	68,486,758
459,151	DoorDash, Inc. Class A*	86,701,483
2,861,300	DraftKings, Inc. Class A*	120,031,535
535,106	Hyatt Hotels Corp. Class A	84,669,823
		359,889,599
	Consumer Staples Distribution & Retail - 1.0%
132,879	Casey's General Stores, Inc.	56,044,376
	Energy - 4.1%
602,590	Antero Resources Corp.*	22,488,659
510,172	EQT Corp.	26,079,993
760,642	Targa Resources Corp.	149,694,345
509,556	Viper Energy, Inc.	23,898,176
		222,161,173
	Equity Real Estate Investment Trusts (REITs) - 0.6%
251,396	Lamar Advertising Co. Class A, REIT	31,781,482
	Financial Services - 10.5%
459,617	Ares Management Corp. Class A	91,105,282
172,097	Coinbase Global, Inc. Class A*	50,137,019
592,485	Hamilton Lane, Inc. Class A	94,311,762
273,620	Interactive Brokers Group, Inc. Class A	59,495,933
327,623	Morningstar, Inc.	107,670,023
3,937,429	Rocket Cos., Inc. Class A*	49,611,605
852,768	Tradeweb Markets, Inc. Class A	108,216,259
		560,547,883
	Food, Beverage & Tobacco - 0.5%
1,057,453	Celsius Holdings, Inc.*	26,415,176
	Health Care Equipment & Services - 4.2%
95,474	IDEXX Laboratories, Inc.*	40,294,802
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Health Care Equipment & Services - 4.2% - (continued)
157,457	Molina Healthcare, Inc.*	$48,876,227
117,621	STERIS PLC	25,953,074
481,342	Veeva Systems, Inc. Class A*	112,277,835
		227,401,938
	Household & Personal Products - 0.8%
440,750	elf Beauty, Inc.*	44,035,333
	Insurance - 2.4%
25,392	Markel Group, Inc.*	46,436,382
498,172	RLI Corp.	36,540,916
393,356	Ryan Specialty Holdings, Inc.	26,189,643
290,322	W.R. Berkley Corp.	17,079,643
		126,246,584
	Materials - 0.6%
1,266,656	Element Solutions, Inc.	32,692,391
	Media & Entertainment - 2.1%
962,709	Trade Desk, Inc. Class A*	114,254,304
	Pharmaceuticals, Biotechnology & Life Sciences - 6.5%
637,293	Bio-Techne Corp.	46,872,900
211,278	ICON PLC*	42,061,224
52,595	Mettler-Toledo International, Inc.*	71,762,722
527,903	Natera, Inc.*	93,396,599
220,736	Waters Corp.*	91,711,393
		345,804,838
	Semiconductors & Semiconductor Equipment - 5.3%
237,797	Enphase Energy, Inc.*	14,809,997
185,010	Entegris, Inc.	18,785,915
735,919	Marvell Technology, Inc.	83,055,818
440,626	MKS Instruments, Inc.	49,914,113
130,504	Monolithic Power Systems, Inc.	83,179,335
174,106	Onto Innovation, Inc.*	35,649,945
		285,395,123
	Software & Services - 23.6%
513,049	AppLovin Corp. Class A*	189,617,780
2,454,201	Clearwater Analytics Holdings, Inc. Class A*	69,110,300
320,109	CyberArk Software Ltd.*	118,754,037
716,728	Datadog, Inc. Class A*	102,284,253
48,230	Fair Isaac Corp.*	90,361,799
77,567	Gartner, Inc.*	42,105,694
204,911	Guidewire Software, Inc.*	43,291,547
148,507	HubSpot, Inc.*	115,765,662
606,190	Informatica, Inc. Class A*	15,566,959
194,900	MongoDB, Inc.*	53,270,068
2,248,959	Palantir Technologies, Inc. Class A*	185,516,628
928,245	Procore Technologies, Inc.*	73,851,172
280,161	PTC, Inc.*	54,205,550
128,962	Tyler Technologies, Inc.*	77,588,698
1,475,364	Unity Software, Inc.*	32,753,081
		1,264,043,228
	Technology Hardware & Equipment - 0.9%
238,794	CDW Corp.	47,553,437
	Transportation - 0.8%
219,284	Expeditors International of Washington, Inc.	24,906,277
31,761	Saia, Inc.*	15,248,773
		40,155,050

112

The Hartford MidCap Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.9% - (continued)
	Utilities - 2.6%
317,069	Atmos Energy Corp.		$45,185,503
552,264	Vistra Corp.		92,796,920
			137,982,423
	Total Common Stocks (cost $3,968,939,756)		$5,357,266,551
SHORT-TERM INVESTMENTS - 0.0%
	Repurchase Agreements - 0.0%
$ 2,542,264
Fixed Income Clearing Corp. Repurchase
Agreement dated 01/31/2025 at 4.34%,
due on 02/03/2025 with a maturity value
of $2,543,183; collateralized by
U.S. Treasury Note at 4.00%, maturing
02/28/2030, with a market value of
$2,593,136
			$2,542,264
	Total Short-Term Investments (cost $2,542,264)		$2,542,264
	Total Investments (cost $3,971,482,020)	99.9%	$5,359,808,815
	Other Assets and Liabilities	0.1%	3,130,815
	Net Assets	100.0%	$5,362,939,630
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$5,357,266,551	$5,357,266,551	$—	$—
Short-Term Investments	2,542,264	—	2,542,264	—
Total	$5,359,808,815	$5,357,266,551	$2,542,264	$—

(1)	For the period ended January 31, 2025, there were no transfers in and out of Level 3.

113

The Hartford MidCap Value Fund
Schedule of Investments
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.2%
	Automobiles & Components - 1.6%
412,406	Gentex Corp.	$10,689,563
666,394	Goodyear Tire & Rubber Co.*	5,910,915
		16,600,478
	Banks - 4.8%
427,400	Columbia Banking System, Inc.	11,924,460
2,359	First Citizens BancShares, Inc. Class A	5,200,864
107,064	M&T Bank Corp.	21,545,559
216,529	Synovus Financial Corp.	12,216,566
		50,887,449
	Capital Goods - 12.8%
296,593	Air Lease Corp.	13,702,597
96,018	Boise Cascade Co.	12,113,631
21,480	Curtiss-Wright Corp.	7,452,271
94,734	Dover Corp.	19,295,421
232,638	Fortune Brands Innovations, Inc.	16,673,166
81,507	IDEX Corp.	18,282,835
56,217	JBT Marel Corp.	7,476,861
79,736	Middleby Corp.*	13,646,019
60,355	WESCO International, Inc.	11,165,675
81,547	Westinghouse Air Brake Technologies Corp.	16,955,252
		136,763,728
	Commercial & Professional Services - 1.7%
183,064	TransUnion	18,169,102
	Consumer Discretionary Distribution & Retail - 2.4%
49,787	Dick's Sporting Goods, Inc.	11,951,369
91,427	Ross Stores, Inc.	13,765,249
		25,716,618
	Consumer Durables & Apparel - 4.3%
99,294	Lennar Corp. Class A	13,031,345
119,224	Skechers USA, Inc. Class A*	8,982,336
270,265	Steven Madden Ltd.	11,094,378
203,404	Tempur Sealy International, Inc.	12,842,929
		45,950,988
	Consumer Services - 1.6%
415,260	International Game Technology PLC	7,067,725
100,130	Wyndham Hotels & Resorts, Inc.	10,515,653
		17,583,378
	Consumer Staples Distribution & Retail - 1.8%
273,558	U.S. Foods Holding Corp.*	19,403,469
	Energy - 6.4%
295,421	Antero Resources Corp.*	11,025,112
573,775	Coterra Energy, Inc.	15,905,043
105,385	Diamondback Energy, Inc.	17,321,078
304,106	EQT Corp.	15,545,899
88,563	Expand Energy Corp.	8,998,001
		68,795,133
	Equity Real Estate Investment Trusts (REITs) - 8.0%
152,799	Camden Property Trust REIT	17,374,774
373,489	Essential Properties Realty Trust, Inc. REIT	11,988,997
202,029	Gaming & Leisure Properties, Inc. REIT	9,776,183
655,930	Kimco Realty Corp. REIT	14,725,629
392,152	Macerich Co. REIT	8,148,919
45,703	Millrose Properties, Inc. REIT, Class A*(1)	505,475
200,921	UDR, Inc. REIT	8,386,443
468,599	Weyerhaeuser Co. REIT	14,348,501
		85,254,921
	Financial Services - 8.1%
74,959	Ares Management Corp. Class A	14,858,373
34,524	Evercore, Inc. Class A	10,055,805
201,788	Nasdaq, Inc.	16,615,224
159,362	Stifel Financial Corp.	18,462,088
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.2% - (continued)
	Financial Services - 8.1% - (continued)
238,396	TPG, Inc.	$16,032,131
154,789	Voya Financial, Inc.	10,988,471
		87,012,092
	Food, Beverage & Tobacco - 1.2%
399,986	Keurig Dr. Pepper, Inc.	12,839,551
	Health Care Equipment & Services - 7.5%
164,211	Acadia Healthcare Co., Inc.*	7,407,558
95,617	Cardinal Health, Inc.	11,823,998
217,618	Centene Corp.*	13,934,081
155,256	Edwards Lifesciences Corp.*	11,248,297
361,780	Integra LifeSciences Holdings Corp.*	9,442,458
128,500	LivaNova PLC*	6,418,575
30,362	Molina Healthcare, Inc.*	9,424,669
55,592	Teleflex, Inc.	10,019,902
		79,719,538
	Insurance - 9.5%
1,847,580	Aegon Ltd.	12,009,270
73,534	Allstate Corp.	14,142,794
200,795	American International Group, Inc.	14,790,560
39,877	Everest Group Ltd.	13,857,656
238,144	Kemper Corp.	15,998,514
121,583	MetLife, Inc.	10,518,145
61,869	Willis Towers Watson PLC	20,389,857
		101,706,796
	Materials - 5.1%
270,936	FMC Corp.	15,112,810
533,149	Huntsman Corp.	8,972,898
254,505	Ingevity Corp.*	11,541,802
64,669	Reliance, Inc.	18,721,675
		54,349,185
	Media & Entertainment - 1.8%
148,077	Cargurus, Inc.*	5,804,618
96,198	Live Nation Entertainment, Inc.*	13,917,927
		19,722,545
	Pharmaceuticals, Biotechnology & Life Sciences - 3.8%
121,148	Agilent Technologies, Inc.	18,356,345
68,844	Charles River Laboratories International, Inc.*	11,342,737
453,167	Perrigo Co. PLC	11,288,390
		40,987,472
	Semiconductors & Semiconductor Equipment - 3.0%
486,062	Allegro MicroSystems, Inc.*	11,709,233
131,575	MKS Instruments, Inc.	14,904,816
114,152	ON Semiconductor Corp.*	5,974,716
		32,588,765
	Software & Services - 0.9%
84,005	Pegasystems, Inc.	9,096,901
	Technology Hardware & Equipment - 2.3%
41,904	F5, Inc.*	12,456,383
301,855	Flex Ltd.*	12,572,261
		25,028,644
	Transportation - 2.8%
209,233	Delta Air Lines, Inc.	14,075,104
279,862	Knight-Swift Transportation Holdings, Inc.	15,977,322
		30,052,426
	Utilities - 7.8%
115,888	Atmos Energy Corp.	16,515,199
303,759	NiSource, Inc.	11,330,211
470,787	PPL Corp.	15,818,443
100,627	Sempra	8,344,997

114

The Hartford MidCap Value Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.2% - (continued)
	Utilities - 7.8% - (continued)
157,742	Spire, Inc.		$11,193,372
202,773	WEC Energy Group, Inc.		20,127,248
			83,329,470
	Total Common Stocks (cost $887,139,029)		$1,061,558,649
SHORT-TERM INVESTMENTS - 0.2%
	Repurchase Agreements - 0.2%
$ 1,789,153
Fixed Income Clearing Corp. Repurchase
Agreement dated 01/31/2025 at 4.34%,
due on 02/03/2025 with a maturity value
of $1,789,800; collateralized by
U.S. Treasury Note at 4.63%, maturing
06/15/2027, with a market value of
$1,824,987
			$1,789,153
	Total Short-Term Investments (cost $1,789,153)		$1,789,153
	Total Investments (cost $888,928,182)	99.4%	$1,063,347,802
	Other Assets and Liabilities	0.6%	6,814,587
	Net Assets	100.0%	$1,070,162,389
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Investment valued using significant unobservable inputs.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$1,061,558,649	$1,061,053,174	$—	$505,475
Short-Term Investments	1,789,153	—	1,789,153	—
Total	$1,063,347,802	$1,061,053,174	$1,789,153	$505,475

(1)	For the period ended January 31, 2025, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2025 is not presented.

115

Hartford Moderate Allocation Fund
Schedule of Investments
January 31, 2025  (Unaudited)

Shares or Principal Amount			Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.7%
	Domestic Equity Funds - 43.0%
903,493	Hartford Core Equity Fund, Class F		$49,095,811
978,462	Hartford Large Cap Growth ETF*		23,805,980
738,757	Hartford Small Cap Value Fund, Class F		9,426,538
214,143	Hartford US Quality Growth ETF		11,622,997
238,742	Hartford US Value ETF		12,057,832
1,040,918	The Hartford Equity Income Fund, Class F		21,370,041
397,371	The Hartford Small Company Fund, Class F*		9,497,162
	Total Domestic Equity Funds (cost $99,820,738)		$136,876,361
	International/Global Equity Funds - 20.7%
567,581	Hartford Multifactor Developed Markets (ex-US) ETF		16,682,851
421,040	Hartford Schroders Emerging Markets Equity Fund, Class F		7,136,630
922,414	Hartford Schroders International Contrarian Value Fund, Class F		11,899,144
631,735	The Hartford International Growth Fund, Class F		11,118,540
1,010,927	The Hartford International Opportunities Fund, Class F		19,045,862
	Total International/Global Equity Funds (cost $58,720,704)		$65,883,027
	Taxable Fixed Income Funds - 36.0%
1,187,907	Hartford Core Bond ETF		41,038,861
2,252,194	Hartford Schroders Core Fixed Income Fund, Class F		19,031,037
2,212,876	The Hartford Strategic Income Fund, Class F		17,415,338
3,684,695	The Hartford World Bond Fund, Class F		37,068,029
	Total Taxable Fixed Income Funds (cost $121,851,419)		$114,553,265
	Total Affiliated Investment Companies (cost $280,392,861)		$317,312,653
	Total Investments (cost $280,392,861)	99.7%	$317,312,653
	Other Assets and Liabilities	0.3%	921,043
	Net Assets	100.0%	$318,233,696
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
A summary of affiliate fund transactions for the period ended January 31, 2025 is as follows:
Affiliated Investment Companies	Beginning Value as of November 1, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of January 31, 2025	Shares as of January 31, 2025	Dividend Income	Capital Gains Distribution
Hartford Core Bond ETF	$41,555,007	$—	$—	$—	$(516,146)	$41,038,861	1,187,907	$530,342	$—
Hartford Core Equity Fund, Class F	58,775,715	4,255,037	13,437,452	5,516,485	(6,013,974)	49,095,811	903,493	375,705	3,879,332
Hartford Large Cap Growth ETF	24,148,357	—	3,127,888	813,759	1,971,752	23,805,980	978,462	—	—
Hartford Multifactor Developed Markets (ex-US) ETF	16,675,530	—	—	—	7,321	16,682,851	567,581	327,800	—
Hartford Multifactor US Equity ETF	21,820,659	—	22,786,119	9,065,069	(8,099,609)	—	—	—	—
Hartford Schroders Core Fixed Income Fund, Class F	26,171,075	1,111,698	7,825,264	(556,547)	130,075	19,031,037	2,252,194	295,996	—
Hartford Schroders Emerging Markets Equity Fund, Class F	5,336,310	2,032,688	82,302	(3,115)	(146,951)	7,136,630	421,040	93,153	—
Hartford Schroders International Contrarian Value Fund, Class F	—	13,680,076	1,752,214	1,100	(29,818)	11,899,144	922,414	223,597	183,297
Hartford Schroders International Multi-Cap Value Fund, Class F	14,781,076	—	14,609,369	2,036,328	(2,208,035)	—	—	—	—

116

Hartford Moderate Allocation Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Affiliated Investment Companies	Beginning Value as of November 1, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of January 31, 2025	Shares as of January 31, 2025	Dividend Income	Capital Gains Distribution
Hartford Small Cap Value Fund, Class F	$7,216,120	$2,677,288	$509,262	$72,186	$(29,794)	$9,426,538	738,757	$133,216	$213,037
Hartford US Quality Growth ETF	—	11,394,528	—	—	228,469	11,622,997	214,143	14,752	—
Hartford US Value ETF	—	12,208,407	—	—	(150,575)	12,057,832	238,742	56,104	—
The Hartford Equity Income Fund, Class F	16,768,652	7,414,325	1,356,360	(95,876)	(1,360,700)	21,370,041	1,040,918	161,555	1,648,222
The Hartford Growth Opportunities Fund, Class F	—	—	46	46	—	—	—	—	—
The Hartford International Growth Fund, Class F	9,482,469	1,806,511	643,865	18,544	454,881	11,118,540	631,735	57,453	—
The Hartford International Opportunities Fund, Class F	18,797,861	355,043	363,895	14,405	242,448	19,045,862	1,010,927	317,803	—
The Hartford Small Company Fund, Class F	7,838,221	2,014,113	948,116	65,071	527,873	9,497,162	397,371	—	—
The Hartford Strategic Income Fund, Class F	17,560,684	494,641	548,616	(61,907)	(29,464)	17,415,338	2,212,876	356,579	—
The Hartford World Bond Fund, Class F	29,908,033	8,974,990	1,646,977	(46,113)	(121,904)	37,068,029	3,684,695	562,752	—
Total	$316,835,769	$68,419,345	$69,637,745	$16,839,435	$(15,144,151)	$317,312,653	17,403,255	$3,506,807	$5,923,888
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$317,312,653	$317,312,653	$—	$—
Total	$317,312,653	$317,312,653	$—	$—

(1)	For the period ended January 31, 2025, there were no transfers in and out of Level 3.

117

Hartford Multi-Asset Income Fund
Schedule of Investments
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 14.4%
	Asset-Backed - Automobile - 2.8%
$ 233,959	Ally Bank Auto Credit-Linked Notes 6.68%, 09/15/2032(1)	$234,524
336,539	ARI Fleet Lease Trust 5.41%, 02/17/2032(1)	337,599
1,195,000	Bridgecrest Lending Auto Securitization Trust 4.72%, 09/15/2028	1,195,534
224,512	CFMT LLC 1.39%, 09/22/2031(1)	220,647
356,880	Enterprise Fleet Financing LLC 6.40%, 03/20/2030(1)	363,076
440,000	Exeter Automobile Receivables Trust 4.67%, 08/15/2028	440,350
1,250,000	Ford Credit Auto Lease Trust 5.29%, 06/15/2026	1,252,483
1,300,000	GLS Auto Receivables Issuer Trust 7.25%, 06/16/2031(1)	1,296,320
1,280,000	Hertz Vehicle Financing III LLC 9.13%, 06/25/2027(1)	1,303,062
150,279	Hyundai Auto Lease Securitization Trust 5.05%, 01/15/2026(1)	150,312
59,367	Nissan Auto Lease Trust 4.91%, 01/15/2026	59,373
815,000	Prestige Auto Receivables Trust 6.75%, 11/17/2031(1)	797,933
	Santander Bank Auto Credit-Linked Notes
385,000	6.80%, 01/18/2033(1)	384,532
900,000	8.88%, 01/18/2033(1)	898,897
375,000	Securitized Term Auto Receivables Trust 6.75%, 07/25/2031(1)	375,315
	SFS Auto Receivables Securitization Trust
2,740,000	5.33%, 11/20/2029(1)	2,769,827
85,000	5.38%, 01/21/2031(1)	86,053
26,924	5.89%, 03/22/2027(1)	26,975
	Wheels Fleet Lease Funding 1 LLC
3,185,000	4.80%, 09/19/2039(1)	3,190,530
244,756	6.46%, 08/18/2038(1)	248,817
		15,632,159
	Asset-Backed - Credit Card - 0.3%
1,555,000	American Express Credit Account Master Trust 5.23%, 04/15/2029	1,579,474
210,000	Trillium Credit Card Trust II 5.99%, 12/26/2028(1)	210,590
		1,790,064
	Commercial Mortgage-Backed Securities - 2.8%
520,000	BOCA Commercial Mortgage Trust 8.74%, 08/15/2041, 1 mo. USD Term SOFR + 4.44%(1)(2)	527,150
200,000	BPR Trust 5.85%, 11/05/2041(1)(3)	184,051
	Commercial Mortgage Trust
805,000	4.35%, 08/10/2030(1)	782,880
667,000	7.93%, 12/10/2041(1)(3)	646,622
296,000	CSAIL Commercial Mortgage Trust 4.36%, 08/15/2048(3)	253,995
1,295,000	DC Trust 8.48%, 04/13/2040(1)(3)	1,336,307
110,000	FS Trust 7.74%, 08/15/2039, 1 mo. USD Term SOFR + 3.44%(1)(2)	110,825
600,000	GS Mortgage Securities Trust 4.24%, 02/10/2048(1)(3)	568,260
685,000	HIH Trust 8.50%, 10/15/2041, 1 mo. USD Term SOFR + 4.19%(1)(2)	687,569
1,260,000	HTL Commercial Mortgage Trust 8.20%, 05/10/2039(1)(3)	1,292,761
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 14.4% - (continued)
	Commercial Mortgage-Backed Securities - 2.8% - (continued)
$ 258,761	JP Morgan Chase Commercial Mortgage Securities Trust 5.05%, 12/15/2046(1)(3)	$242,425
1,525,000	JPMBB Commercial Mortgage Securities Trust 4.09%, 09/15/2047(1)(3)	1,306,214
925,000	MF1 LLC 7.59%, 03/19/2039, 1 mo. USD Term SOFR + 3.29%(1)(2)	929,213
950,000	MF1 Trust 7.24%, 08/18/2041, 1 mo. USD Term SOFR + 2.94%(1)(2)	951,737
795,000	Morgan Stanley Bank of America Merrill Lynch Trust 3.81%, 05/15/2046(1)(3)	691,226
1,300,000	Morgan Stanley Capital I Trust 3.91%, 09/09/2032(1)	1,160,250
1,175,000	ONE Mortgage Trust 6.17%, 03/15/2036, 1 mo. USD Term SOFR + 1.86%(1)(2)	1,122,492
1,540,000	ROCK Trust 8.82%, 11/13/2041(1)	1,625,663
190,000	SHR Trust 8.76%, 10/15/2041, 1 mo. USD Term SOFR + 4.45%(1)(2)	191,425
1,500,000	Worldwide Plaza Trust 3.53%, 11/10/2036(1)	1,068,602
315,000	X-Caliber Funding LLC 8.58%, 01/15/2028, 1 mo. USD Term SOFR + 4.25%(1)(2)	314,786
		15,994,453
	Other Asset-Backed Securities - 4.3%
8,797	AASET Trust 3.84%, 05/15/2039(1)	8,534
1,700,000	Affirm Asset Securitization Trust 7.35%, 09/15/2029(1)	1,706,556
840,000	Apidos CLO Ltd. 0.00%, 01/20/2038(1)(3)	748,222
1,000,000	Apidos CLO XXXIV Ltd. 11.05%, 01/20/2035, 3 mo. USD Term SOFR + 6.76%(1)(2)	1,003,450
500,000	Apidos CLO XXXVI Ltd. 7.45%, 07/20/2034, 3 mo. USD Term SOFR + 3.16%(1)(2)	500,888
1,250,000	Ballyrock CLO Ltd. 7.50%, 10/20/2031, 3 mo. USD Term SOFR + 3.21%(1)(2)	1,252,995
1,500,000	Barings CLO Ltd. 10.70%, 07/15/2037, 3 mo. USD Term SOFR + 6.40%(1)(2)	1,535,193
1,220,000	Benefit Street Partners CLO XXVII Ltd. 10.44%, 10/20/2037, 3 mo. USD Term SOFR + 6.15%(1)(2)	1,241,706
136,653	Castlelake Aircraft Structured Trust 3.97%, 04/15/2039(1)	127,773
94,245	CF Hippolyta Issuer LLC 1.98%, 03/15/2061(1)	88,186
941,281	Dell Equipment Finance Trust 5.65%, 09/22/2028(1)	944,861
705,000	DLLAD LLC 4.79%, 01/20/2028(1)	706,207
840,000	Hamlin Park CLO Ltd. 0.00%, 10/20/2037(1)(3)	797,784
	Home RE Ltd.
1,425,000	8.95%, 10/25/2033, 30 day USD SOFR Average + 4.60%(1)(2)	1,471,461
1,400,000	9.85%, 10/25/2034, 30 day USD SOFR Average + 5.50%(1)(2)	1,469,333
916,646	Horizon Aircraft Finance I Ltd. 4.46%, 12/15/2038(1)	894,736
158,885	Horizon Aircraft Finance III Ltd. 3.43%, 11/15/2039(1)	152,339
295,000	Hotwire Funding LLC 2.31%, 11/20/2051(1)	280,034
	Kubota Credit Owner Trust
295,000	5.28%, 01/18/2028(1)	297,898
72,777	5.40%, 02/17/2026(1)	72,814

118

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 14.4% - (continued)
	Other Asset-Backed Securities - 4.3% - (continued)
$ 835,000	Lewey Park CLO Ltd. 0.00%, 10/21/2037(1)(3)	$813,629
108,857	Mosaic Solar Loan Trust 6.25%, 09/20/2049(1)	104,755
1,000,000	Neuberger Berman CLO XVI-S Ltd. 10.81%, 04/15/2034, 3 mo. USD Term SOFR + 6.51%(1)(2)	1,000,854
645,000	Neuberger Berman Loan Advisers CLO 57 Ltd. 7.50%, 10/24/2038, 3 mo. USD Term SOFR + 2.90%(1)(2)	657,118
250,000	New Economy Assets - Phase 1 Sponsor LLC 1.91%, 10/20/2061(1)	231,198
1,300,000	OCP CLO Ltd. 10.46%, 10/25/2037, 3 mo. USD Term SOFR + 5.90%(1)(2)	1,316,119
1,345,000	Progress Residential Trust 4.25%, 04/19/2038(1)	1,332,301
196,551	Sapphire Aviation Finance II Ltd. 3.23%, 03/15/2040(1)	184,787
96,907	Start II Ltd. 4.09%, 03/15/2044(1)	95,331
3,591,000	Verizon Master Trust 4.17%, 08/20/2030	3,555,745
		24,592,807
	Whole Loan Collateral CMO - 4.2%
	Angel Oak Mortgage Trust
275,000	2.48%, 05/25/2066(1)(3)	200,713
15,505	2.62%, 11/25/2059(1)(3)	15,176
325,000	Bellemeade Re Ltd. 7.55%, 08/25/2034, 30 day USD SOFR Average + 3.20%(1)(2)	329,488
745,000	COLT Mortgage Loan Trust 5.25%, 03/25/2065(1)(3)	724,111
1,550,000	Deephaven Residential Mortgage Trust 3.27%, 08/25/2066(1)(3)	1,102,092
157,678	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust 3.50%, 10/25/2058	149,589
	Federal National Mortgage Association Connecticut Avenue Securities Trust
1,760,000	9.85%, 12/25/2041, 30 day USD SOFR Average + 5.50%(1)(2)	1,849,683
1,400,000	10.35%, 10/25/2041, 30 day USD SOFR Average + 6.00%(1)(2)	1,477,784
1,225,000	10.35%, 12/25/2041, 30 day USD SOFR Average + 6.00%(1)(2)	1,297,432
1,750,000	10.55%, 11/25/2041, 30 day USD SOFR Average + 6.20%(1)(2)	1,849,575
1,540,000	12.00%, 01/25/2042, 30 day USD SOFR Average + 7.65%(1)(2)	1,674,489
1,266,000	13.85%, 03/25/2042, 30 day USD SOFR Average + 9.50%(1)(2)	1,435,496
1,300,000	14.20%, 03/25/2042, 30 day USD SOFR Average + 9.85%(1)(2)	1,485,829
	Flagstar Mortgage Trust
135,823	2.00%, 09/25/2041(1)(3)	116,991
64,974	4.00%, 05/25/2048(1)(3)	59,117
180,000	Imperial Fund Mortgage Trust 4.10%, 01/25/2057(1)(3)	130,353
65,706	MetLife Securitization Trust 3.00%, 04/25/2055(1)(3)	62,108
6,437	Mill City Mortgage Loan Trust 2.75%, 01/25/2061(1)(3)	6,405
	PRET LLC
1,015,771	4.70%, 10/25/2051(1)(4)	998,333
411,000	8.59%, 12/25/2054(1)(4)	411,463
760,000	8.72%, 10/25/2054(1)(4)	754,326
135,000	8.84%, 09/25/2054(1)(4)	134,102
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 14.4% - (continued)
	Whole Loan Collateral CMO - 4.2% - (continued)
$ 1,100,000	8.96%, 10/25/2054(1)(4)	$1,100,768
1,012,023	9.19%, 10/25/2051(1)(3)	1,010,648
	PRPM LLC
1,025,236	6.60%, 09/25/2026(1)(3)	1,004,718
1,043,095	6.72%, 06/25/2026(1)(4)	1,033,821
425,000	8.60%, 11/25/2029(1)(4)	425,036
695,000	8.84%, 11/25/2029(1)(4)	696,874
1,190,000	9.65%, 08/25/2029(1)(4)	1,193,618
150,000	Radnor Re Ltd. 7.25%, 09/25/2034, 30 day USD SOFR Average + 2.90%(1)(2)	151,515
	Towd Point Mortgage Trust
63,083	2.75%, 06/25/2057(1)(3)	61,233
15,340	3.00%, 01/25/2058(1)(3)	15,092
1,430,000	Verus Securitization Trust 3.04%, 09/25/2066(1)(3)	1,031,219
		23,989,197
	Total Asset & Commercial Mortgage-Backed Securities (cost $81,930,549)	$81,998,680
CONVERTIBLE BONDS - 4.8%
	Airlines - 0.0%
200,000	Southwest Airlines Co. 1.25%, 05/01/2025	$199,700
	Auto Manufacturers - 0.1%
	Rivian Automotive, Inc.
450,000	3.63%, 10/15/2030	400,742
100,000	4.63%, 03/15/2029	99,229
		499,971
	Biotechnology - 0.3%
450,000	Alnylam Pharmaceuticals, Inc. 1.00%, 09/15/2027	515,748
409,000	Immunocore Holdings PLC 2.50%, 02/01/2030(1)	348,902
600,000	Ionis Pharmaceuticals, Inc. 1.75%, 06/15/2028	577,418
		1,442,068
	Chemicals - 0.1%
800,000	Sasol Financing USA LLC 4.50%, 11/08/2027(5)	728,000
	Commercial Banks - 0.1%
EUR 500,000	Mitsubishi UFJ Investor Services & Banking Luxembourg SA 7.51%, 12/15/2050, 3 mo. EURIBOR + 4.50%(2)	293,310
	Commercial Services - 0.4%
	Alarm.com Holdings, Inc.
$ 275,000	0.00%, 01/15/2026(6)	261,525
475,000	2.25%, 06/01/2029(1)	470,340
775,000	Global Payments, Inc. 1.50%, 03/01/2031(1)	758,725
	Shift4 Payments, Inc.
300,000	0.00%, 12/15/2025(6)	455,850
350,000	0.50%, 08/01/2027	409,850
		2,356,290
	Diversified Financial Services - 0.0%
199,000	Coinbase Global, Inc. 0.25%, 04/01/2030(1)	232,034

119

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 4.8% - (continued)
	Electric - 0.2%
$ 575,000	PG&E Corp. 4.25%, 12/01/2027	$585,052
425,000	Southern Co. 3.88%, 12/15/2025	448,375
		1,033,427
	Energy-Alternate Sources - 0.0%
275,000	Enphase Energy, Inc. 0.00%, 03/01/2028(6)(7)	226,050
	Engineering & Construction - 0.5%
EUR 2,000,000	Cellnex Telecom SA 0.75%, 11/20/2031(5)	1,843,192
$ 689,000	Fluor Corp. 1.13%, 08/15/2029	856,358
		2,699,550
	Entertainment - 0.2%
1,044,000	DraftKings Holdings, Inc. 0.00%, 03/15/2028(6)	901,494
225,000	Live Nation Entertainment, Inc. 3.13%, 01/15/2029	333,135
		1,234,629
	Healthcare - Products - 0.2%
325,000	Exact Sciences Corp. 2.00%, 03/01/2030(1)	333,612
425,000	Insulet Corp. 0.38%, 09/01/2026	562,909
		896,521
	Home Builders - 0.1%
625,000	Meritage Homes Corp. 1.75%, 05/15/2028(1)	626,250
	Internet - 0.8%
635,000	Alibaba Group Holding Ltd. 0.50%, 06/01/2031(1)	741,997
1,900,000	Meituan 0.00%, 04/27/2028(5)(6)	1,815,450
	Sea Ltd.
350,000	0.25%, 09/15/2026	321,475
150,000	2.38%, 12/01/2025	209,400
350,000	Snap, Inc. 0.13%, 03/01/2028	291,025
925,000	Uber Technologies, Inc. 0.88%, 12/01/2028	1,073,000
		4,452,347
	IT Services - 0.2%
625,000	Rapid7, Inc. 0.25%, 03/15/2027	574,894
200,000	Seagate HDD Cayman 3.50%, 06/01/2028	258,100
25,000	Zscaler, Inc. 0.13%, 07/01/2025	34,113
		867,107
	Leisure Time - 0.2%
408,000	Carnival Corp. 5.75%, 12/01/2027	895,968
335,000	NCL Corp. Ltd. 2.50%, 02/15/2027	366,993
		1,262,961
	Lodging - 0.1%
833,000	Wynn Macau Ltd. 4.50%, 03/07/2029(1)	842,536
	Machinery-Diversified - 0.0%
170,000	Middleby Corp. 1.00%, 09/01/2025	228,384
	Miscellaneous Manufacturing - 0.1%
550,000	JBT Marel Corp. 0.25%, 05/15/2026	565,345
	Pharmaceuticals - 0.1%
475,000	Dexcom, Inc. 0.38%, 05/15/2028	437,803
	Real Estate Investment Trusts - 0.4%
505,000	Federal Realty OP LP 3.25%, 01/15/2029(1)	512,827
175,000	HAT Holdings I LLC/HAT Holdings II LLC 3.75%, 08/15/2028(1)	207,988
Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 4.8% - (continued)
	Real Estate Investment Trusts - 0.4% - (continued)
	Rexford Industrial Realty LP
$ 400,000	4.13%, 03/15/2029(1)	$392,400
325,000	4.38%, 03/15/2027(1)	322,563
400,000	Welltower OP LLC 2.75%, 05/15/2028(1)	581,200
		2,016,978
	Semiconductors - 0.2%
500,000	Microchip Technology, Inc. 0.75%, 06/01/2030(1)	463,945
850,000	ON Semiconductor Corp. 0.50%, 03/01/2029	763,646
		1,227,591
	Software - 0.5%
430,000	Bill Holdings, Inc. 0.00%, 04/01/2030(1)(6)	459,025
	Datadog, Inc.
250,000	0.00%, 12/01/2029(1)(6)	244,746
225,000	0.13%, 06/15/2025	348,058
550,000	Dayforce, Inc. 0.25%, 03/15/2026	530,200
550,000	Guidewire Software, Inc. 1.25%, 11/01/2029(1)	595,375
525,000	Snowflake, Inc. 0.00%, 10/01/2029(1)(6)	696,413
		2,873,817
	Total Convertible Bonds (cost $26,476,907)	$27,242,669
CORPORATE BONDS - 20.6%
	Advertising - 0.0%
300,000	Clear Channel Outdoor Holdings, Inc. 7.75%, 04/15/2028(1)	$278,092
	Agriculture - 0.1%
571,000	MHP Lux SA 6.25%, 09/19/2029(5)	501,052
	Airlines - 0.1%
215,000	JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 09/20/2031(1)	227,289
300,000	VistaJet Malta Finance PLC/Vista Management Holding, Inc. 6.38%, 02/01/2030(1)(7)	274,927
		502,216
	Apparel - 0.1%
350,000	Champ Acquisition Corp. 8.38%, 12/01/2031(1)	364,516
175,000	S&S Holdings LLC 8.38%, 10/01/2031(1)	175,606
		540,122
	Auto Parts & Equipment - 0.2%
	Forvia SE
EUR 150,000	2.38%, 06/15/2027(5)	150,475
250,000	3.75%, 06/15/2028(5)	256,539
450,000	5.13%, 06/15/2029(5)	474,334
		881,348
	Chemicals - 0.4%
$ 775,000	Braskem Netherlands Finance BV 4.50%, 01/31/2030(5)	662,752
	OCP SA
400,000	7.50%, 05/02/2054(5)	405,000
200,000	7.50%, 05/02/2054(1)	202,560
985,000	UPL Corp. Ltd. 5.25%, 02/27/2025, (5.25% fixed rate until 02/27/2025; 5 yr. USD CMT + 3.87% thereafter)(5)(8)(9)	933,298
		2,203,610

120

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 20.6% - (continued)
	Commercial Banks - 3.5%
	Abanca Corp. Bancaria SA
EUR 100,000	4.63%, 12/11/2036, (4.63% fixed rate until 12/11/2031; 5 yr. EURIBOR ICE Swap + 2.45% thereafter)(5)(8)	$105,697
600,000	10.63%, 07/14/2028, (10.63% fixed rate until 07/14/2028; 5 yr. EUR Swap + 7.64% thereafter)(5)(8)(9)	721,737
$ 610,000	AIB Group PLC 5.87%, 03/28/2035, (5.87% fixed rate until 03/28/2034; 6 mo. USD SOFR + 1.91% thereafter)(1)(8)	615,119
EUR 370,000	Banca Monte dei Paschi di Siena SpA 7.71%, 01/18/2028, 5 yr. EURIBOR ICE Swap + 5.01%(5)(8)	423,602
610,000	Banca Transilvania SA 7.25%, 12/07/2028, (7.25% fixed rate until 12/07/2027; 1 yr. EURIBOR ICE Swap + 4.29% thereafter)(5)(8)	675,915
200,000	Banco de Sabadell SA 5.00%, 05/19/2027, (5.00% fixed rate until 05/19/2027; 5 yr. EUR Swap + 5.17% thereafter)(5)(8)(9)	207,044
200,000	Banco Santander SA 1.00%, 10/01/2033(5)	167,979
	Bank of America Corp.
$ 75,000	2.48%, 09/21/2036, (2.48% fixed rate until 09/21/2031; 5 yr. USD CMT + 1.20% thereafter)(8)	61,718
80,000	5.52%, 10/25/2035, (5.52% fixed rate until 10/25/2034; 6 mo. USD SOFR + 1.74% thereafter)(8)	78,249
EUR 200,000	Bank of Cyprus Holdings PLC 11.88%, 12/21/2028, (11.88% fixed rate until 12/21/2028; 5 yr. EURIBOR ICE Swap + 9.13% thereafter)(5)(8)(9)	248,458
	Bank of New York Mellon Corp.
$ 80,000	3.99%, 06/13/2028, (3.99% fixed rate until 06/13/2027; 6 mo. USD SOFR + 1.15% thereafter)(8)	78,698
180,000	4.98%, 03/14/2030, (4.98% fixed rate until 03/14/2029; 6 mo. USD SOFR + 1.09% thereafter)(8)	180,734
GBP 250,000	Barclays PLC 8.88%, 09/15/2027, (8.88% fixed rate until 09/15/2027; 5 yr. U.K. Government Bond + 6.96% thereafter)(5)(8)(9)	326,249
EUR 200,000	BAWAG Group AG 7.25%, 09/18/2029, (7.25% fixed rate until 09/18/2029; 5 yr. EURIBOR ICE Swap + 5.05% thereafter)(5)(8)(9)	215,779
$ 1,615,000	BBVA Bancomer SA 8.45%, 06/29/2038, (8.45% fixed rate until 06/29/2033; 5 yr. USD CMT + 4.66% thereafter)(5)(8)	1,670,676
EUR 200,000	BNP Paribas SA 7.38%, 06/11/2030, (7.38% fixed rate until 06/11/2030; 5 yr. EURIBOR ICE Swap + 4.63% thereafter)(5)(8)(9)	227,275
	BPCE SA
600,000	1.50%, 01/13/2042, (1.50% fixed rate until 10/13/2026; 5 yr. EUR Swap + 1.75% thereafter)(5)(8)	599,811
$ 505,000	6.92%, 01/14/2046, (6.92% fixed rate until 01/14/2045; 6 mo. USD SOFR + 2.61% thereafter)(1)(8)	522,562
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 20.6% - (continued)
	Commercial Banks - 3.5% - (continued)
	Caixa Economica Montepio Geral Caixa Economica Bancaria SA
EUR 200,000	5.63%, 05/29/2028, (5.63% fixed rate until 05/29/2027; 3 mo. EURIBOR + 2.60% thereafter)(5)(8)	$215,387
300,000	8.50%, 06/12/2034, (8.50% fixed rate until 03/12/2029; 5 yr. EURIBOR ICE Swap + 5.82% thereafter)(5)(8)	349,176
	CaixaBank SA
$ 200,000	6.04%, 06/15/2035, (6.04% fixed rate until 06/15/2034; 6 mo. USD SOFR + 2.26% thereafter)(1)(8)	203,487
200,000	6.84%, 09/13/2034, (6.84% fixed rate until 09/13/2033; 6 mo. USD SOFR + 2.77% thereafter)(1)(8)	213,273
EUR 200,000	7.50%, 01/16/2030, (7.50% fixed rate until 01/16/2030; 5 yr. EURIBOR ICE Swap + 5.30% thereafter)(5)(8)(9)	227,969
200,000	CCF Holding SAS 9.25%, 06/12/2029, (9.25% fixed rate until 06/12/2029; 5 yr. EUR Swap + 6.63% thereafter)(5)(8)(9)	223,083
	Citigroup, Inc.
$ 232,000	4.00%, 12/10/2025, (4.00% fixed rate until 12/10/2025; 5 yr. USD CMT + 3.60% thereafter)(8)(9)	228,671
161,000	7.38%, 05/15/2028, (7.38% fixed rate until 05/15/2028; 5 yr. USD CMT + 3.21% thereafter)(8)(9)	167,094
	Commerzbank AG
EUR 200,000	4.00%, 07/16/2032, (4.00% fixed rate until 07/16/2031; 3 mo. EURIBOR + 1.25% thereafter)(5)(8)	212,504
200,000	7.88%, 10/09/2031, (7.88% fixed rate until 10/09/2031; 5 yr. EURIBOR ICE Swap + 5.13% thereafter)(5)(8)(9)	231,891
$ 640,000	Commonwealth Bank of Australia 5.07%, 09/14/2028(1)	649,778
EUR 200,000	Cooperatieve Rabobank UA 4.38%, 06/29/2027, (4.38% fixed rate until 06/29/2027; 5 yr. EUR Swap + 4.68% thereafter)(5)(8)(9)	207,016
200,000	Credit Agricole SA 6.50%, 09/23/2029, (6.50% fixed rate until 09/23/2029; 5 yr. EURIBOR ICE Swap + 4.21% thereafter)(5)(8)(9)	217,904
	Deutsche Bank AG
200,000	4.50%, 11/30/2026, (4.50% fixed rate until 11/30/2026; 5 yr. EURIBOR ICE Swap + 4.55% thereafter)(5)(8)(9)	201,774
200,000	10.00%, 12/01/2027, (10.00% fixed rate until 12/01/2027; 5 yr. EURIBOR ICE Swap + 6.94% thereafter)(5)(8)(9)	231,565
200,000	Erste Group Bank AG 7.00%, 04/15/2031, (7.00% fixed rate until 04/15/2031; 5 yr. EURIBOR ICE Swap + 4.41% thereafter)(5)(8)(9)	221,479
$ 100,000	Freedom Mortgage Corp. 12.25%, 10/01/2030(1)	111,642

121

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 20.6% - (continued)
	Commercial Banks - 3.5% - (continued)
	Goldman Sachs Group, Inc.
$ 122,000	3.80%, 05/10/2026, (3.80% fixed rate until 05/10/2026; 5 yr. USD CMT + 2.97% thereafter)(8)(9)	$118,449
77,000	7.50%, 02/10/2029, (7.50% fixed rate until 02/10/2029; 5 yr. USD CMT + 3.16% thereafter)(8)(9)	81,233
340,000	HSBC Holdings PLC 7.40%, 11/13/2034, (7.40% fixed rate until 11/13/2033; 6 mo. USD SOFR + 3.02% thereafter)(8)	371,389
	Intesa Sanpaolo SpA
310,000	4.20%, 06/01/2032, (4.20% fixed rate until 06/01/2031; 1 yr. USD CMT + 2.60% thereafter)(1)(8)	275,113
200,000	6.63%, 06/20/2033(1)	210,439
200,000	7.80%, 11/28/2053(1)	228,768
EUR 200,000	9.13%, 09/07/2029, (9.13% fixed rate until 09/07/2029; 5 yr. EURIBOR ICE Swap + 6.26% thereafter)(5)(8)(9)	242,006
	JP Morgan Chase & Co.
$ 70,000	4.51%, 10/22/2028, (4.51% fixed rate until 10/22/2027; 6 mo. USD SOFR + 0.86% thereafter)(8)	69,445
70,000	4.60%, 10/22/2030, (4.60% fixed rate until 10/22/2029; 6 mo. USD SOFR + 1.04% thereafter)(8)	68,767
25,000	5.14%, 01/24/2031, (5.14% fixed rate until 01/24/2030; 6 mo. USD SOFR + 0.90% thereafter)(8)	25,100
45,000	5.50%, 01/24/2036, (5.50% fixed rate until 01/24/2035; 6 mo. USD SOFR + 1.32% thereafter)(8)	45,267
77,000	5.53%, 11/29/2045, (5.53% fixed rate until 11/29/2044; 6 mo. USD SOFR + 1.55% thereafter)(8)	75,619
155,000	6.50%, 04/01/2030, (6.50% fixed rate until 04/01/2030; 5 yr. USD CMT + 2.15% thereafter)(8)(9)	156,719
EUR 200,000	La Banque Postale SA 3.88%, 05/20/2026, (3.88% fixed rate until 05/20/2026; 5 yr. EURIBOR ICE Swap + 4.01% thereafter)(5)(8)(9)	204,281
GBP 225,000	Lloyds Banking Group PLC 8.50%, 03/27/2028, (8.50% fixed rate until 03/27/2028; 5 yr. U.K. Government Bond + 5.14% thereafter)(8)(9)	291,637
$ 159,000	Morgan Stanley 5.59%, 01/18/2036, (5.59% fixed rate until 01/18/2035; 6 mo. USD SOFR + 1.42% thereafter)(8)	160,384
EUR 180,000	National Bank of Greece SA 5.88%, 06/28/2035, (5.88% fixed rate until 03/28/2030; 5 yr. EURIBOR ICE Swap + 3.15% thereafter)(5)(8)	200,007
300,000	Nova Ljubljanska Banka DD 6.88%, 01/24/2034, (6.88% fixed rate until 01/24/2029; 5 yr. EURIBOR ICE Swap + 4.23% thereafter)(5)(8)	332,563
100,000	Novo Banco SA 9.88%, 12/01/2033, (9.88% fixed rate until 06/01/2028; 5 yr. EUR Swap + 6.71% thereafter)(5)(8)	122,937
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 20.6% - (continued)
	Commercial Banks - 3.5% - (continued)
$ 400,000	OTP Bank Nyrt 8.75%, 05/15/2033, (8.75% fixed rate until 02/15/2028; 5 yr. USD CMT + 5.06% thereafter)(5)(8)	$421,022
	Piraeus Financial Holdings SA
EUR 150,000	5.38%, 09/18/2035, (5.38% fixed rate until 06/18/2030; 5 yr. EURIBOR ICE Swap + 3.15% thereafter)(5)(8)	161,358
240,000	7.25%, 04/17/2034, (7.25% fixed rate until 01/17/2029; 5 yr. EUR Swap + 4.77% thereafter)(5)(8)	275,607
600,000	8.75%, 06/16/2026, (8.75% fixed rate until 06/16/2026; 5 yr. EUR Swap + 9.20% thereafter)(5)(8)(9)	652,037
	Societe Generale SA
$ 290,000	4.75%, 05/26/2026, (4.75% fixed rate until 05/26/2026; 5 yr. USD CMT + 3.93% thereafter)(1)(8)(9)	279,867
260,000	10.00%, 11/14/2028, (10.00% fixed rate until 11/14/2028; 5 yr. USD CMT + 5.45% thereafter)(1)(8)(9)	283,177
EUR 400,000	Spar Nord Bank AS 4.13%, 10/01/2030, (4.13% fixed rate until 10/01/2029; 1 yr. EURIBOR ICE Swap + 1.85% thereafter)(5)(8)	427,339
$ 664,000	Standard Chartered PLC 7.63%, 01/16/2032, (7.63% fixed rate until 01/16/2032; 5 yr. USD CMT + 3.02% thereafter)(1)(8)(9)	665,380
	UBS Group AG
550,000	5.38%, 09/06/2045, (5.38% fixed rate until 09/06/2044; 1 yr. USD SOFR ICE Swap Rate + 1.86% thereafter)(1)(8)	525,927
250,000	9.02%, 11/15/2033, (9.02% fixed rate until 11/15/2032; 6 mo. USD SOFR + 5.02% thereafter)(1)(8)	303,511
632,000	9.25%, 11/13/2033, (9.25% fixed rate until 11/13/2033; 5 yr. USD CMT + 4.76% thereafter)(1)(8)(9)	729,968
GBP 603,000	Virgin Money U.K. PLC 11.00%, 12/08/2028, (11.00% fixed rate until 12/08/2028; 5 yr. U.K. Government Bond + 6.99% thereafter)(5)(8)(9)	853,772
		20,100,083
	Commercial Services - 0.5%
	Adani Ports & Special Economic Zone Ltd.
$ 265,000	3.83%, 02/02/2032(5)	212,716
200,000	4.38%, 07/03/2029(5)	177,456
400,000	Allied Universal Holdco LLC 7.88%, 02/15/2031(1)	410,117
250,000	Deluxe Corp. 8.13%, 09/15/2029(1)	257,127
EUR 550,000	House of HR Group BV 9.00%, 11/03/2029(5)	577,862
350,000	Nexi SpA 1.63%, 04/30/2026(5)	357,281
$ 220,000	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 6.75%, 08/15/2032(1)	225,905
EUR 100,000	Verisure Holding AB 3.25%, 02/15/2027(5)	102,458
700,000	Verisure Midholding AB 5.25%, 02/15/2029(5)	730,943
		3,051,865

122

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 20.6% - (continued)
	Construction Materials - 0.0%
$ 95,000	Trane Technologies Financing Ltd. 5.10%, 06/13/2034	$94,266
	Distribution/Wholesale - 0.1%
325,000	Telecommunications Co. Telekom Srbija AD Belgrade 7.00%, 10/28/2029(1)	322,449
	Diversified Financial Services - 1.3%
121,000	Air Lease Corp. 4.13%, 12/15/2026, (4.13% fixed rate until 12/15/2026; 5 yr. USD CMT + 3.15% thereafter)(8)(9)	115,546
113,000	Aircastle Ltd. 5.25%, 06/15/2026, (5.25% fixed rate until 06/15/2026; 5 yr. USD CMT + 4.41% thereafter)(1)(8)(9)	111,465
201,000	Bread Financial Holdings, Inc. 9.75%, 03/15/2029(1)	216,742
35,000	Capital One Financial Corp. 6.18%, 01/30/2036, (6.18% fixed rate until 01/30/2035; 6 mo. USD SOFR + 2.04% thereafter)(8)	35,153
220,000	Discover Financial Services 6.13%, 06/23/2025, (6.13% fixed rate until 06/23/2025; 5 yr. USD CMT + 5.78% thereafter)(8)(9)	220,026
225,000	Focus Financial Partners LLC 6.75%, 09/15/2031(1)	226,192
	Freedom Mortgage Holdings LLC
220,000	9.13%, 05/15/2031(1)	227,698
1,565,000	9.25%, 02/01/2029(1)	1,633,467
405,000	goeasy Ltd. 7.63%, 07/01/2029(1)	418,618
570,000	Hightower Holding LLC 9.13%, 01/31/2030(1)	600,647
890,000	IIFL Finance Ltd. 8.75%, 07/24/2028(1)	897,855
410,000	LFS Topco LLC 5.88%, 10/15/2026(1)	407,336
563,000	Midcap Financial Issuer Trust 6.50%, 05/01/2028(1)	553,704
335,000	Muthoot Finance Ltd. 7.13%, 02/14/2028(5)	341,182
1,275,000	Planet Financial Group LLC 10.50%, 12/15/2029(1)	1,311,540
250,000	United Wholesale Mortgage LLC 5.50%, 04/15/2029(1)	242,384
70,000	UWM Holdings LLC 6.63%, 02/01/2030(1)	70,143
		7,629,698
	Electric - 1.8%
330,000	AES Andes SA 6.35%, 10/07/2079, (6.35% fixed rate until 02/20/2025; 5 yr. USD CMT + 4.92% thereafter)(5)(8)	328,868
933,945	AES Panama Generation Holdings SRL 4.38%, 05/31/2030(5)	816,735
705,000	Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.88%, 02/15/2039(5)	714,291
EUR 730,000	Bulgarian Energy Holding EAD 2.45%, 07/22/2028(5)	709,704
	Dominion Energy, Inc.
$ 106,000	6.88%, 02/01/2055, (6.88% fixed rate until 11/03/2029; 5 yr. USD CMT + 2.39% thereafter)(8)	110,499
259,000	7.00%, 06/01/2054, (7.00% fixed rate until 03/03/2034; 5 yr. USD CMT + 2.51% thereafter)(8)	273,946
	Edison International
77,000	5.25%, 03/15/2032	69,953
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 20.6% - (continued)
	Electric - 1.8% - (continued)
$ 945,000	8.13%, 06/15/2053, (8.13% fixed rate until 03/15/2028; 5 yr. USD CMT + 3.86% thereafter)(8)	$896,010
334,000	Emera, Inc. 6.75%, 06/15/2076	337,082
230,000	Energo-Pro AS 11.00%, 11/02/2028(5)	247,892
218,000	EUSHI Finance, Inc. 7.63%, 12/15/2054, (7.63% fixed rate until 09/15/2029; 5 yr. USD CMT + 3.14% thereafter)(8)	227,311
430,000	GDZ Elektrik Dagitim AS 9.00%, 10/15/2029(1)	421,088
50,000	Johnsonville Aeroderivative Combustion Turbine Generation LLC 5.08%, 10/01/2054	48,566
795,000	Lamar Funding Ltd. 3.96%, 05/07/2025(5)	792,059
	Pacific Gas & Electric Co.
90,000	4.50%, 07/01/2040	74,418
21,000	6.75%, 01/15/2053	21,717
2,010,000	PG&E Corp. 7.38%, 03/15/2055, (7.38% fixed rate until 12/15/2029; 5 yr. USD CMT + 3.88% thereafter)(8)	1,952,915
675,000	Termocandelaria Power SA 7.75%, 09/17/2031(1)	682,722
1,400,000	Zorlu Enerji Elektrik Uretim AS 11.00%, 04/23/2030(1)	1,431,775
		10,157,551
	Energy-Alternate Sources - 0.2%
1,360,000	FS Luxembourg SARL 8.88%, 02/12/2031(5)	1,386,021
	Engineering & Construction - 0.5%
	IHS Holding Ltd.
445,000	6.25%, 11/29/2028(5)	420,942
700,000	8.25%, 11/29/2031(1)	687,141
1,631,580	International Airport Finance SA 12.00%, 03/15/2033(5)	1,750,411
		2,858,494
	Entertainment - 0.1%
260,000	Caesars Entertainment, Inc. 6.00%, 10/15/2032(1)	252,866
350,000	Great Canadian Gaming Corp. 8.75%, 11/15/2029(1)	363,292
125,000	Warnermedia Holdings, Inc. 5.14%, 03/15/2052	93,235
		709,393
	Environmental Control - 0.1%
330,000	Reworld Holding Corp. 4.88%, 12/01/2029(1)	307,317
	Food - 0.4%
512,000	BRF SA 5.75%, 09/21/2050(5)	416,956
EUR 400,000	ELO SACA 3.25%, 07/23/2027(5)	376,016
$ 770,000	Minerva Luxembourg SA 8.88%, 09/13/2033(5)	811,055
	Picard Groupe SAS
EUR 500,000	6.38%, 07/01/2029(1)	539,738
100,000	6.38%, 07/01/2029(5)	107,948
		2,251,713
	Food Service - 0.0%
200,000	Elior Group SA 3.75%, 07/15/2026(5)	207,480

123

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 20.6% - (continued)
	Forest Products & Paper - 0.2%
$ 200,000	LD Celulose International GmbH 7.95%, 01/26/2032(1)	$203,600
1,040,000	Mercer International, Inc. 12.88%, 10/01/2028(1)	1,122,952
		1,326,552
	Gas - 0.0%
286,000	AltaGas Ltd. 7.20%, 10/15/2054, (7.20% fixed rate until 07/17/2034; 5 yr. USD CMT + 3.57% thereafter)(1)(8)	287,374
	Hand/Machine Tools - 0.1%
EUR 450,000	IMA Industria Macchine Automatiche SpA 3.75%, 01/15/2028(5)	462,745
	Healthcare - Services - 0.1%
$ 350,000	Star Parent, Inc. 9.00%, 10/01/2030(1)	368,306
	Insurance - 1.0%
EUR 170,000	Achmea BV 5.63%, 11/02/2044, (5.63% fixed rate until 05/02/2034; 5 yr. EURIBOR ICE Swap + 3.85% thereafter)(5)(8)	189,334
	Acrisure LLC/Acrisure Finance, Inc.
$ 260,000	8.25%, 02/01/2029(1)	269,907
980,000	8.50%, 06/15/2029(1)	1,027,070
GBP 200,000	Admiral Group PLC 8.50%, 01/06/2034(5)	280,242
$ 255,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 7.38%, 10/01/2032(1)	260,559
200,000	Ardonagh Group Finance Ltd. 8.88%, 02/15/2032(1)	207,166
	Athene Global Funding
192,000	1.61%, 06/29/2026(1)	183,541
122,000	5.35%, 07/09/2027(1)	122,925
EUR 200,000	Atradius Credito y Caucion SA de Seguros y Reaseguros 5.00%, 04/17/2034(5)	220,837
$ 225,000	Enstar Finance LLC 5.50%, 01/15/2042, (5.50% fixed rate until 01/15/2027; 5 yr. USD CMT + 4.01% thereafter)(8)	216,897
	Global Atlantic Fin Co.
411,000	4.70%, 10/15/2051, (4.70% fixed rate until 07/15/2026; 5 yr. USD CMT + 3.80% thereafter)(1)(8)	396,636
163,000	7.95%, 10/15/2054, (7.95% fixed rate until 07/15/2029; 5 yr. USD CMT + 3.61% thereafter)(1)(8)	170,478
540,000	Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC 8.13%, 02/15/2032(1)	553,633
118,000	Liberty Mutual Group, Inc. 4.13%, 12/15/2051, (4.13% fixed rate until 09/15/2026; 5 yr. USD CMT + 3.32% thereafter)(1)(8)	112,880
385,000	Lincoln National Corp. 9.25%, 12/01/2027, (9.25% fixed rate until 12/01/2027; 5 yr. USD CMT + 5.32% thereafter)(8)(9)	415,962
337,000	SBL Holdings, Inc. 7.20%, 10/30/2034(1)	326,440
EUR 200,000	SCOR SE 6.00%, 06/20/2034, (6.00% fixed rate until 06/20/2034; 5 yr. EURIBOR ICE Swap + 3.86% thereafter)(5)(8)(9)	210,852
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 20.6% - (continued)
	Insurance - 1.0% - (continued)
EUR 200,000	Sogecap SA 5.00%, 04/03/2045, (5.00% fixed rate until 10/03/2034; 3 mo. EURIBOR + 3.70% thereafter)(5)(8)	$214,769
$ 590,000	Zurich Finance Ireland Designated Activity Co. 3.00%, 04/19/2051, (3.00% fixed rate until 01/19/2031; 5 yr. USD CMT + 2.78% thereafter)(5)(8)	501,727
		5,881,855
	Internet - 0.4%
	Cerved Group SpA
EUR 400,000	6.00%, 02/15/2029(5)	391,519
220,000	6.00%, 02/15/2029(1)	215,335
1,380,000	8.14%, 02/15/2029, 3 mo. EURIBOR + 5.25%(2)(5)	1,377,927
$ 95,000	Meta Platforms, Inc. 5.55%, 08/15/2064	92,275
45,000	Wayfair LLC 7.25%, 10/31/2029(1)	45,918
		2,122,974
	Investment Company Security - 0.1%
125,000	Bain Capital Specialty Finance, Inc. 5.95%, 03/15/2030	123,968
253,000	Sixth Street Lending Partners 6.13%, 07/15/2030(1)	254,452
		378,420
	Iron/Steel - 0.0%
253,000	CSN Resources SA 4.63%, 06/10/2031(5)	197,890
	Leisure Time - 0.0%
190,000	MajorDrive Holdings IV LLC 6.38%, 06/01/2029(1)	161,314
	Lodging - 0.6%
	Fortune Star BVI Ltd.
EUR 205,000	3.95%, 10/02/2026(5)	200,129
$ 715,000	5.00%, 05/18/2026(5)	686,731
355,000	5.95%, 10/19/2025(5)	353,097
720,000	Melco Resorts Finance Ltd. 5.38%, 12/04/2029(5)	663,669
1,575,000	Studio City Finance Ltd. 5.00%, 01/15/2029(5)	1,435,164
		3,338,790
	Media - 0.2%
	Charter Communications Operating LLC/Charter Communications Operating Capital
45,000	5.25%, 04/01/2053	36,306
56,000	6.83%, 10/23/2055	55,074
400,000	CSC Holdings LLC 11.75%, 01/31/2029(1)	398,035
371,000	Paramount Global 6.38%, 03/30/2062, (6.38% fixed rate until 03/30/2027; 5 yr. USD CMT + 4.00% thereafter)(8)	361,644
50,000	Scripps Escrow II, Inc. 3.88%, 01/15/2029(1)(10)	36,464
240,000	Scripps Escrow, Inc. 5.88%, 07/15/2027(1)(10)	201,534
280,000	VTR Comunicaciones SpA 5.13%, 01/15/2028(5)	259,457
		1,348,514
	Mining - 1.2%
	Glencore Funding LLC
43,000	5.89%, 04/04/2054(1)	42,013
84,000	6.38%, 10/06/2030(1)	88,487
1,200,000	Ivanhoe Mines Ltd. 7.88%, 01/23/2030(1)	1,206,000

124

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 20.6% - (continued)
	Mining - 1.2% - (continued)
	Navoi Mining & Metallurgical Combinat
$ 200,000	6.70%, 10/17/2028(1)	$200,546
235,000	6.95%, 10/17/2031(1)	233,202
800,000	Stillwater Mining Co. 4.50%, 11/16/2029(5)	674,001
	Vedanta Resources Finance II PLC
1,765,000	9.85%, 04/24/2033(1)	1,781,199
735,000	11.25%, 12/03/2031(1)	781,826
1,670,000	WE Soda Investments Holding PLC 9.50%, 10/06/2028(5)	1,720,915
		6,728,189
	Oil & Gas - 1.7%
2,070,000	Azule Energy Finance PLC 8.13%, 01/23/2030(1)	2,090,700
	Diamondback Energy, Inc.
80,000	4.25%, 03/15/2052	60,262
15,000	5.90%, 04/18/2064	14,084
	Ecopetrol SA
2,365,000	7.75%, 02/01/2032	2,323,879
185,000	8.38%, 01/19/2036	179,297
	Energean Israel Finance Ltd.
1,980,000	5.88%, 03/30/2031(5)	1,819,818
750,000	8.50%, 09/30/2033(5)	773,437
1,495,000	Leviathan Bond Ltd. 6.75%, 06/30/2030(5)	1,457,625
725,000	YPF SA 6.95%, 07/21/2027(5)	730,007
		9,449,109
	Packaging & Containers - 0.3%
EUR 450,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 2.13%, 08/15/2026(5)	421,314
$ 329,000	Clydesdale Acquisition Holdings, Inc. 8.75%, 04/15/2030(1)	335,613
170,000	Owens-Brockway Glass Container, Inc. 7.25%, 05/15/2031(1)	165,708
740,000	SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.75%, 08/02/2028(4)(5)	675,250
		1,597,885
	Pharmaceuticals - 0.6%
	CVS Health Corp.
1,890,000	6.75%, 12/10/2054, (6.75% fixed rate until 09/10/2034; 5 yr. USD CMT + 2.52% thereafter)(8)	1,868,622
155,000	7.00%, 03/10/2055, (7.00% fixed rate until 12/10/2029; 5 yr. USD CMT + 2.89% thereafter)(8)	156,560
EUR 425,000	Grifols SA 7.50%, 05/01/2030(5)	460,815
	Teva Pharmaceutical Finance Netherlands II BV
550,000	4.38%, 05/09/2030	582,090
250,000	7.88%, 09/15/2031	314,799
		3,382,886
	Pipelines - 0.4%
$ 770,000	AL Candelaria -spain- SA 5.75%, 06/15/2033(5)	644,102
	Enbridge, Inc.
382,000	5.75%, 07/15/2080, (5.75% fixed rate until 04/15/2030; 5 yr. USD CMT + 5.31% thereafter)(8)	371,902
102,000	8.50%, 01/15/2084, (8.50% fixed rate until 10/15/2033; 5 yr. USD CMT + 4.43% thereafter)(8)	112,950
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 20.6% - (continued)
	Pipelines - 0.4% - (continued)
$ 103,000	Energy Transfer LP 8.00%, 05/15/2054, (8.00% fixed rate until 02/15/2029; 5 yr. USD CMT + 4.02% thereafter)(8)	$108,707
30,000	ONEOK, Inc. 5.85%, 11/01/2064	27,998
333,000	South Bow Canadian Infrastructure Holdings Ltd. 7.63%, 03/01/2055, (7.63% fixed rate until 12/01/2029; 5 yr. USD CMT + 3.95% thereafter)(1)(8)	342,482
	Transcanada Trust
354,000	5.60%, 03/07/2082, (5.60% fixed rate until 12/07/2031; 5 yr. USD CMT + 3.99% thereafter)(8)	336,314
111,000	5.88%, 08/15/2076, (5.88% fixed rate until 08/15/2026; 3 mo. USD SOFR + 4.64% thereafter)(8)	109,379
		2,053,834
	Real Estate - 0.9%
	Canary Wharf Group Investment Holdings PLC
EUR 250,000	1.75%, 04/07/2026(5)	252,938
GBP 350,000	2.63%, 04/23/2025(5)	430,277
EUR 150,000	Castellum AB 3.13%, 12/02/2026, (3.13% fixed rate until 12/02/2026; 5 yr. EUR Swap + 3.45% thereafter)(5)(8)(9)	150,408
$ 2,140,000	Fuqing Investment Management Ltd. 3.25%, 06/23/2025(5)	2,076,882
EUR 260,000	Neinor Homes SA 5.88%, 02/15/2030(1)	281,295
1,000,000	Peach Property Finance GmbH 4.38%, 11/15/2025(5)	1,013,341
$ 1,170,000	Pingan Real Estate Capital Ltd. 3.45%, 07/29/2026(5)	1,065,555
		5,270,696
	Real Estate Investment Trusts - 0.8%
EUR 1,850,000	Alexandrite Monnet U.K. Holdco PLC 10.50%, 05/15/2029(5)	2,103,279
$ 1,150,000	Hudson Pacific Properties LP 4.65%, 04/01/2029	923,898
1,520,000	Trust Fibra Uno 7.38%, 02/13/2034(5)	1,492,536
		4,519,713
	Retail - 0.4%
	AutoZone, Inc.
45,000	5.10%, 07/15/2029	45,235
105,000	6.25%, 11/01/2028	109,894
165,000	BCPE Ulysses Intermediate, Inc. 7.75%, 04/01/2027(1)(11)	162,804
280,000	Cougar JV Subsidiary LLC 8.00%, 05/15/2032(1)	292,971
150,000	Foundation Building Materials, Inc. 6.00%, 03/01/2029(1)	134,030
EUR 575,000	Goldstory SAS 6.75%, 02/01/2030(5)	623,427
$ 140,000	Macy's Retail Holdings LLC 5.13%, 01/15/2042	103,366
GBP 400,000	Punch Finance PLC 6.13%, 06/30/2026(5)	493,480
$ 169,000	Staples, Inc. 10.75%, 09/01/2029(1)	165,627
35,000	Victra Holdings LLC/Victra Finance Corp. 8.75%, 09/15/2029(1)	37,064
GBP 200,000	Waga Bondco Ltd. 8.50%, 06/15/2030(1)	247,627
		2,415,525

125

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 20.6% - (continued)
	Semiconductors - 0.1%
	Foundry JV Holdco LLC
$ 259,000	5.88%, 01/25/2034(1)	$257,358
200,000	6.15%, 01/25/2032(1)	204,246
		461,604
	Software - 0.2%
190,000	Open Text Corp. 6.90%, 12/01/2027(1)	196,485
160,000	Rocket Software, Inc. 9.00%, 11/28/2028(1)	165,731
	TeamSystem SpA
EUR 400,000	6.29%, 07/31/2031, 3 mo. EURIBOR + 3.50%(1)(2)	417,301
200,000	6.29%, 07/31/2031, 3 mo. EURIBOR + 3.50%(2)(5)	208,650
		988,167
	Telecommunications - 1.9%
	Africell Holding Ltd.
$ 1,580,000	10.50%, 10/23/2029(1)	1,546,673
642,000	10.50%, 10/23/2029(5)	629,116
800,000	Altice France SA 5.13%, 07/15/2029(1)	636,599
	AT&T, Inc.
45,000	3.85%, 06/01/2060	31,271
90,000	4.30%, 12/15/2042	75,284
265,000	CAS Capital No. 1 Ltd. 4.00%, 07/12/2026, (4.00% fixed rate until 07/12/2026; 5 yr. USD CMT + 3.64% thereafter)(5)(8)(9)	255,126
EUR 1,350,000	Eolo SpA 4.88%, 10/21/2028(5)	1,249,938
1,300,000	Eutelsat SA 9.75%, 04/13/2029(5)	1,204,925
480,000	Iliad Holding SASU 6.88%, 04/15/2031(5)	534,825
200,000	Kaixo Bondco Telecom SA 5.13%, 09/30/2029(5)	210,074
	Level 3 Financing, Inc.
$ 130,000	4.00%, 04/15/2031(1)	101,400
290,000	4.50%, 04/01/2030(1)	240,108
EUR 800,000	Lorca Telecom Bondco SA 5.75%, 04/30/2029(5)	869,102
$ 625,000	Network i2i Ltd. 5.65%, 04/15/2025, (5.65% fixed rate until 04/15/2025; 5 yr. USD CMT + 4.27% thereafter)(5)(8)(9)	623,750
EUR 400,000	Odido Holding BV 3.75%, 01/15/2029(5)	408,761
$ 250,000	Silknet JSC 8.38%, 01/31/2027(5)	251,234
620,000	Turkcell Iletisim Hizmetleri AS 7.65%, 01/24/2032(1)	625,408
1,040,000	VEON Holdings BV 3.38%, 11/25/2027(5)	918,177
285,000	VF Ukraine PAT via VFU Funding PLC 6.20%, 02/11/2025(5)	284,316
		10,696,087
	Water - 0.0%
275,000	Aegea Finance SARL 9.00%, 01/20/2031(1)	286,098
	Total Corporate Bonds (cost $117,752,181)	$117,707,297
FOREIGN GOVERNMENT OBLIGATIONS - 3.9%
	Benin - 0.1%
770,000	Benin Government International Bonds 7.96%, 02/13/2038(5)	$729,960
	Bermuda - 0.0%
200,000	Bermuda Government International Bonds 3.38%, 08/20/2050(5)	132,200
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.9% - (continued)
	Brazil - 0.4%
	Brazil Notas do Tesouro Nacional
BRL 3,412,000	10.00%, 01/01/2027	$540,047
1,000,000	10.00%, 01/01/2029	148,713
10,174,000	10.00%, 01/01/2031	1,434,218
1,799,000	10.00%, 01/01/2035	236,611
		2,359,589
	Chile - 0.1%
	Bonos de la Tesoreria de la Republica en pesos
CLP 110,000,000	5.00%, 10/01/2028(5)	108,707
200,000,000	6.00%, 04/01/2033(5)	202,622
		311,329
	China - 0.1%
	China Government Bonds
CNY 3,000,000	2.52%, 08/04/2028(5)	422,303
1,000,000	2.75%, 06/17/2027(5)	140,831
		563,134
	Colombia - 0.3%
$ 1,380,000	Colombia Government International Bonds 5.00%, 06/15/2045	934,187
	Colombia TES
COP 773,300,000	7.50%, 08/26/2026	179,995
1,307,700,000	7.75%, 09/18/2030	273,712
		1,387,894
	Czech Republic - 0.1%
CZK 15,900,000	Czech Republic Government Bonds 2.50%, 08/25/2028(5)	632,872
	Dominican Republic - 0.0%
DOP 9,950,000	Dominican Republic International Bonds 13.63%, 02/03/2033(5)	192,211
	Ecuador - 0.2%
$ 1,715,000	Ecuador Government International Bonds 5.50%, 07/31/2035(4)(5)	1,123,033
	Gabon - 0.2%
	Gabon Government International Bonds
550,000	6.63%, 02/06/2031(5)	434,855
820,000	6.95%, 06/16/2025(5)	803,424
		1,238,279
	Hungary - 0.1%
HUF 215,560,000	Hungary Government Bonds 3.00%, 08/21/2030	466,000
	India - 0.1%
	India Government Bonds
INR 6,920,000	6.10%, 07/12/2031	77,188
26,180,000	7.26%, 01/14/2029	308,632
		385,820
	Indonesia - 0.1%
IDR 11,680,000,000	Indonesia Treasury Bonds 7.00%, 09/15/2030	719,359
	Israel - 0.1%
$ 585,000	Israel Government International Bonds 5.75%, 03/12/2054	542,792
	Ivory Coast - 0.3%
EUR 1,580,000	Ivory Coast Government International Bonds 4.88%, 01/30/2032(5)	1,458,792
	Malaysia - 0.2%
	Malaysia Government Bonds
MYR 1,925,000	3.83%, 07/05/2034	432,457

126

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.9% - (continued)
	Malaysia - 0.2% - (continued)
MYR 958,000	3.90%, 11/16/2027	$217,246
1,331,000	4.76%, 04/07/2037	322,250
		971,953
	Mexico - 0.2%
MXN 4,253,800	Mexico Bonos 7.75%, 05/29/2031	185,626
	Mexico Government International Bonds
$ 38,000	5.75%, 10/12/2110	29,203
760,000	7.38%, 05/13/2055	765,844
		980,673
	North Macedonia - 0.2%
EUR 1,130,000	North Macedonia Government International Bonds 6.96%, 03/13/2027(5)	1,226,679
	Peru - 0.1%
	Peru Government Bonds
PEN 1,340,000	5.40%, 08/12/2034	327,595
1,189,000	6.95%, 08/12/2031	339,773
395,000	7.60%, 08/12/2039(5)	110,653
		778,021
	Philippines - 0.1%
PHP 16,950,000	Philippines Government Bonds 6.25%, 03/22/2028	292,559
	Poland - 0.1%
PLN 1,330,000	Republic of Poland Government Bonds 3.75%, 05/25/2027	316,911
	Romania - 0.5%
	Romania Government Bonds
RON 515,000	5.00%, 02/12/2029	96,263
475,000	7.10%, 07/31/2034	94,823
1,825,000	8.25%, 09/29/2032	393,341
	Romania Government International Bonds
EUR 510,000	2.88%, 04/13/2042(5)	335,867
1,000,000	5.38%, 03/22/2031(5)	1,031,218
1,050,000	5.63%, 05/30/2037(5)	1,024,884
		2,976,396
	South Africa - 0.2%
	Republic of South Africa Government Bonds
ZAR 3,869,000	8.00%, 01/31/2030	198,526
18,248,000	8.75%, 01/31/2044	784,860
4,540,000	8.88%, 02/28/2035	220,386
		1,203,772
	Supranational - 0.0%
IDR 2,419,000,000	European Bank for Reconstruction & Development 4.60%, 12/09/2025	145,986
MXN 1,075,000	International Bank for Reconstruction & Development 6.75%, 06/17/2027(5)	48,901
		194,887
	Thailand - 0.1%
	Thailand Government Bonds
THB 5,243,000	3.65%, 06/20/2031	169,199
14,538,000	3.78%, 06/25/2032	476,148
		645,347
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.9% - (continued)
	Uruguay - 0.0%
	Uruguay Government International Bonds
UYU 765,697	4.38%, 12/15/2028(12)	$18,374
8,225,000	9.75%, 07/20/2033	189,355
		207,729
	Total Foreign Government Obligations (cost $22,753,507)	$22,038,191
MUNICIPAL BONDS - 0.2%
	General - 0.0%
$ 18,771	Chicago Transit Auth Sales & Transfer Tax Receipts, IL, Rev 6.90%, 12/01/2040	$20,551
	Higher Education - 0.1%
725,000	Maricopa County Industrial Dev Auth, AZ, Rev 7.38%, 10/01/2029(1)	737,176
	Tobacco - 0.0%
30,000	Golden State Tobacco Securitization Corp., CA, Rev 3.00%, 06/01/2046	27,744
	Transportation - 0.1%
	Metropolitan Transportation Auth, NY, Rev
5,000	5.18%, 11/15/2049	4,382
5,000	6.20%, 11/15/2026	5,064
195,000	6.81%, 11/15/2040	209,898
		219,344
	Total Municipal Bonds (cost $1,059,969)	$1,004,815
SENIOR FLOATING RATE INTERESTS - 9.5%(13)
	Aerospace/Defense - 0.2%
130,000	Goat Holdco LLC 7.31%, 01/27/2032, 1 mo. USD Term SOFR + 3.00%	$130,260
	TransDigm, Inc.
547,250	6.83%, 02/28/2031, 3 mo. USD Term SOFR + 2.50%	549,286
274,312	6.83%, 01/19/2032, 3 mo. USD Term SOFR + 2.50%	275,538
		955,084
	Airlines - 0.1%
194,513	AS Mileage Plan IP Ltd. 6.29%, 10/15/2031, 3 mo. USD Term SOFR + 2.00%	195,485
324,187	JetBlue Airways Corp. 9.85%, 08/27/2029, 3 mo. USD Term SOFR + 5.50%	325,578
		521,063
	Apparel - 0.2%
995,044	ABG Intermediate Holdings 2 LLC 6.56%, 12/21/2028, 1 mo. USD Term SOFR + 2.25%	999,313
140,695	Hanesbrands, Inc. 8.06%, 03/08/2030, 1 mo. USD Term SOFR + 3.75%	141,926
250,000	Varsity Brands, Inc. 8.27%, 08/26/2031, 3 mo. USD Term SOFR + 3.75%	250,312
		1,391,551
	Auto Parts & Equipment - 0.2%
310,000	Clarios Global LP 7.09%, 01/28/2032, 1 mo. USD Term SOFR + 2.75%	310,387

127

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.5%(13) - (continued)
	Auto Parts & Equipment - 0.2% - (continued)
	First Brands Group LLC
$ 497,416	9.55%, 03/30/2027, 3 mo. USD Term SOFR + 5.00%	$487,468
200,000	13.05%, 03/30/2028, 3 mo. USD Term SOFR + 8.50%	188,500
		986,355
	Beverages - 0.1%
497,497	Pegasus Bidco BV 7.77%, 07/12/2029, 3 mo. USD Term SOFR + 3.25%	501,850
	Chemicals - 0.2%
130,000	A-AP Buyer, Inc. 7.56%, 09/09/2031, 1 mo. USD Term SOFR + 3.25%	130,813
497,004	INEOS U.S. Finance LLC 7.31%, 02/07/2031, 1 mo. USD Term SOFR + 3.00%	496,591
343,706	Nouryon Finance BV 7.66%, 04/03/2028, 6 mo. USD Term SOFR + 3.25%	346,177
	USALCO LLC
11,676	4.00%, 09/30/2031, 3 mo. USD Term SOFR + 4.00%(14)	11,796
113,324	8.31%, 09/30/2031, 1 mo. USD Term SOFR + 4.00%	114,493
		1,099,870
	Commercial Services - 0.9%
795,887	Allied Universal Holdco LLC 8.16%, 05/12/2028, 1 mo. USD Term SOFR + 3.75%	798,426
364,087	Belron Finance 2019 LLC 7.27%, 10/16/2031, 3 mo. USD Term SOFR + 2.75%	366,909
349,125	Boost Newco Borrower LLC 6.83%, 01/31/2031, 3 mo. USD Term SOFR + 2.50%	349,911
400,000	BrightView Landscapes LLC 6.80%, 04/20/2029, 3 mo. USD Term SOFR + 2.50%	400,332
372,886	Camelot U.S. Acquisition LLC 7.06%, 01/31/2031, 1 mo. USD Term SOFR + 2.75%	373,259
398,000	Cimpress PLC 6.86%, 05/17/2028, 1 mo. USD Term SOFR + 2.50%	398,748
249,372	Creative Artists Agency LLC 7.06%, 10/01/2031, 1 mo. USD Term SOFR + 2.75%	250,030
298,496	Ensemble RCM LLC 7.29%, 08/01/2029, 3 mo. USD Term SOFR + 3.00%	300,827
330,000	First Advantage Holdings LLC 7.56%, 10/31/2031, 1 mo. USD Term SOFR + 3.25%	332,785
248,750	Garda World Security Corp. 7.81%, 02/01/2029, 1 mo. USD Term SOFR + 3.50%	249,123
299,250	OMNIA Partners LLC 7.05%, 07/25/2030, 3 mo. USD Term SOFR + 2.75%	300,465
350,000	Ryan LLC 7.81%, 11/14/2030, 1 mo. USD Term SOFR + 3.50%	350,875
174,311	Trans Union LLC 6.06%, 06/24/2031, 1 mo. USD Term SOFR + 1.75%	174,320
250,000	TTF Holdings LLC 8.06%, 07/18/2031, 1 mo. USD Term SOFR + 3.75%	249,062
390,661	Wand NewCo 3, Inc. 7.56%, 01/30/2031, 1 mo. USD Term SOFR + 3.25%	390,555
		5,285,627
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.5%(13) - (continued)
	Construction Materials - 0.4%
$ 397,948	Chamberlain Group, Inc. 7.66%, 11/03/2028, 1 mo. USD Term SOFR + 3.25%	$399,791
248,708	Cornerstone Building Brands, Inc. 7.66%, 04/12/2028, 1 mo. USD Term SOFR + 3.25%	236,740
348,240	CP Atlas Buyer, Inc. 8.16%, 11/23/2027, 1 mo. USD Term SOFR + 3.75%	335,676
349,125	Emerald Borrower LP 6.83%, 08/04/2031, 3 mo. USD Term SOFR + 2.50%	350,246
215,000	Nvent Electric PLC 7.81%, 01/30/2032, 1 mo. USD Term SOFR + 3.50%	216,815
497,494	Quikrete Holdings, Inc. 6.81%, 04/14/2031, 1 mo. USD Term SOFR + 2.50%	497,991
299,250	Wilsonart LLC 8.58%, 08/05/2031, 3 mo. USD Term SOFR + 4.25%	299,962
		2,337,221
	Distribution/Wholesale - 0.2%
222,867	American Builders & Contractors Supply Co., Inc. 6.06%, 01/31/2031, 1 mo. USD Term SOFR + 1.75%	223,854
257,262	Core & Main LP 6.31%, 07/27/2028, 1 mo. USD Term SOFR + 2.00%	257,905
497,500	Windsor Holdings III LLC 7.80%, 08/01/2030, 1 mo. USD Term SOFR + 3.50%	501,023
		982,782
	Diversified Financial Services - 0.2%
298,500	Blackhawk Network Holdings, Inc. 9.31%, 03/12/2029, 1 mo. USD Term SOFR + 5.00%	300,473
	Focus Financial Partners LLC
30,066	7.56%, 09/15/2031, 3 mo. USD Term SOFR + 1.63%	30,085
279,934	7.56%, 09/15/2031, 1 mo. USD Term SOFR + 3.25%	280,111
298,500	Hightower Holding LLC 8.07%, 04/21/2028, 3 mo. USD Term SOFR + 3.50%	298,625
		909,294
	Electric - 0.0%
134,662	Thunder Generation Funding LLC 7.33%, 10/03/2031, 3 mo. USD Term SOFR + 3.00%	135,538
	Electronics - 0.1%
411,709	II-VI, Inc. 6.31%, 07/02/2029, 1 mo. USD Term SOFR + 2.00%	412,866
300,000	LSF12 Crown U.S. Commercial Bidco LLC 8.59%, 12/02/2031, 1 mo. USD Term SOFR + 4.25%	299,874
		712,740
	Engineering & Construction - 0.1%
498,750	Brown Group Holding LLC 6.85%, 07/01/2031, 3 mo. USD Term SOFR + 2.50%	500,032
248,718	KKR Apple Bidco LLC 7.18%, 09/22/2028, 1 mo. USD Term SOFR + 2.75%	249,994
		750,026

128

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.5%(13) - (continued)
	Entertainment - 0.4%
$ 248,734	Banijay Entertainment SAS 7.58%, 03/01/2028, 1 mo. USD Term SOFR + 3.25%	$249,729
497,494	Caesars Entertainment, Inc. 6.56%, 02/06/2031, 1 mo. USD Term SOFR + 2.25%	498,528
398,000	Cinemark USA, Inc. 7.07%, 05/24/2030, 1 mo. USD Term SOFR + 2.75%	400,985
498,750	Light & Wonder International, Inc. 6.55%, 04/14/2029, 1 mo. USD Term SOFR + 2.25%	500,206
298,492	Ontario Gaming GTA LP 8.58%, 08/01/2030, 3 mo. USD Term SOFR + 4.25%	299,427
260,000	UFC Holdings LLC 6.77%, 11/21/2031, 3 mo. USD Term SOFR + 2.25%	261,355
		2,210,230
	Environmental Control - 0.2%
497,633	Covanta Holding Corp. 6.83%, 11/30/2028, 1 mo. USD Term SOFR + 2.50%	499,290
596,915	Filtration Group Corp. 7.43%, 10/21/2028, 1 mo. USD Term SOFR + 3.00%	601,320
		1,100,610
	Food - 0.2%
497,494	Aspire Bakeries Holdings LLC 8.56%, 12/13/2030, 1 mo. USD Term SOFR + 4.25%	504,956
498,750	B&G Foods, Inc. 7.81%, 10/10/2029, 1 mo. USD Term SOFR + 3.50%	498,959
198,963	CHG PPC Parent LLC 7.43%, 12/08/2028, 1 mo. USD Term SOFR + 3.00%	200,084
150,036	U.S. Foods, Inc. 6.06%, 11/22/2028, 1 mo. USD Term SOFR + 1.75%	151,286
		1,355,285
	Food Service - 0.0%
100,000	Golden State Foods LLC 8.58%, 12/04/2031, 1 mo. USD Term SOFR + 4.25%	101,100
	Hand/Machine Tools - 0.1%
315,000	Alliance Laundry Systems LLC 7.80%, 08/19/2031, 1 mo. USD Term SOFR + 3.50%	316,232
104,737	Madison Safety & Flow LLC 7.56%, 09/26/2031, 1 mo. USD Term SOFR + 3.25%	105,490
		421,722
	Healthcare - Products - 0.2%
298,469	Bausch & Lomb Corp. 7.69%, 05/10/2027, 1 mo. USD Term SOFR + 3.25%	299,803
238,763	Insulet Corp. 6.81%, 08/04/2031, 1 mo. USD Term SOFR + 2.50%	240,155
498,750	Medline Borrower LP 6.56%, 10/23/2028, 1 mo. USD Term SOFR + 2.25%	500,900
		1,040,858
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.5%(13) - (continued)
	Healthcare - Services - 0.1%
$ 198,966	ADMI Corp. 7.80%, 12/23/2027, 1 mo. USD Term SOFR + 3.38%	$196,728
348,246	Heartland Dental LLC 8.81%, 04/28/2028, 1 mo. USD Term SOFR + 4.50%	349,471
		546,199
	Home Builders - 0.1%
596,907	Tecta America Corp. 8.43%, 04/10/2028, 1 mo. USD Term SOFR + 4.00%	599,253
	Home Furnishings - 0.3%
598,500	AI Aqua Merger Sub, Inc. 7.34%, 07/31/2028, 1 mo. USD Term SOFR + 3.00%	599,811
596,798	Mattress Firm, Inc. 8.92%, 09/25/2028, 6 mo. USD Term SOFR + 4.25%	596,428
305,000	Tempur Sealy International, Inc. 6.84%, 10/24/2031, 1 mo. USD Term SOFR + 2.50%	305,891
		1,502,130
	Insurance - 1.0%
598,500	Acrisure LLC 7.31%, 11/06/2030, 1 mo. USD Term SOFR + 3.00%	598,967
613,463	Alliant Holdings Intermediate LLC 7.05%, 09/19/2031, 1 mo. USD Term SOFR + 2.75%	615,229
596,993	AssuredPartners, Inc. 7.81%, 02/14/2031, 1 mo. USD Term SOFR + 3.50%	597,333
	Asurion LLC
497,455	8.41%, 08/19/2028, 1 mo. USD Term SOFR + 4.00%	496,421
250,000	9.68%, 01/20/2029, 1 mo. USD Term SOFR + 5.25%	242,695
273,625	BroadStreet Partners, Inc. 7.31%, 06/13/2031, 1 mo. USD Term SOFR + 3.00%	274,886
597,000	HUB International Ltd. 7.29%, 06/20/2030, 3 mo. USD Term SOFR + 2.75%	599,030
300,000	Ryan Specialty Group LLC 6.56%, 09/15/2031, 1 mo. USD Term SOFR + 2.25%	300,825
997,500	Sedgwick Claims Management Services, Inc. 7.31%, 07/31/2031, 1 mo. USD Term SOFR + 3.00%	1,002,797
275,806	Truist Insurance Holdings LLC 7.08%, 05/06/2031, 3 mo. USD Term SOFR + 2.75%	276,151
597,000	USI, Inc. 6.58%, 11/21/2029, 3 mo. USD Term SOFR + 2.25%	596,737
		5,601,071
	Internet - 0.2%
198,969	Endure Digital, Inc. 7.94%, 02/10/2028, 1 mo. USD Term SOFR + 3.50%	134,403
248,883	Getty Images, Inc. 8.85%, 02/19/2026, 6 mo. USD Term SOFR + 4.50%	248,883
	MH Sub I LLC
475,185	8.56%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	469,098

129

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.5%(13) - (continued)
	Internet - 0.2% - (continued)
$ 321,589	8.56%, 12/31/2031, 1 mo. USD Term SOFR + 4.25%	$311,298
100,000	Plano HoldCo, Inc. 7.83%, 10/02/2031, 3 mo. USD Term SOFR + 3.50%	100,625
		1,264,307
	Investment Company Security - 0.0%
145,000	Dragon Buyer, Inc. 7.58%, 09/30/2031, 3 mo. USD Term SOFR + 3.25%	145,622
	IT Services - 0.4%
748,125	Fortress Intermediate 3, Inc. 7.81%, 06/27/2031, 1 mo. USD Term SOFR + 3.50%	748,596
748,125	McAfee LLC 7.34%, 03/01/2029, 1 mo. USD Term SOFR + 3.00%	749,808
114,132	NCR Atleos LLC 8.05%, 04/16/2029, 3 mo. USD Term SOFR + 3.75%	114,775
746,040	Peraton Corp. 8.16%, 02/01/2028, 1 mo. USD Term SOFR + 3.75%	697,085
		2,310,264
	Leisure Time - 0.2%
596,907	MajorDrive Holdings IV LLC 8.59%, 06/01/2028, 3 mo. USD Term SOFR + 4.00%	575,908
273,622	Recess Holdings, Inc. 8.05%, 02/20/2030, 3 mo. USD Term SOFR + 3.75%	276,188
		852,096
	Machinery - Construction & Mining - 0.0%
100,000	Terex Corp. 6.31%, 10/08/2031, 1 mo. USD Term SOFR + 2.00%	100,482
	Machinery-Diversified - 0.1%
348,252	TK Elevator U.S. Newco, Inc. 7.74%, 04/30/2030, 6 mo. USD Term SOFR + 3.50%	350,683
	Media - 0.1%
274,311	Century De Buyer LLC 7.79%, 10/30/2030, 3 mo. USD Term SOFR + 3.50%	276,253
99,269	EW Scripps Co. 7.43%, 01/07/2028, 1 mo. USD Term SOFR + 3.00%	88,788
299,806	NEP Group, Inc. 7.68%, 08/19/2026, 1 mo. USD Term SOFR + 3.25%(11)	269,640
		634,681
	Mining - 0.1%
348,250	Arsenal AIC Parent LLC 7.56%, 08/18/2030, 1 mo. USD Term SOFR + 3.25%	349,469
	Miscellaneous Manufacturing - 0.1%
349,125	LTI Holdings, Inc. 8.56%, 07/19/2029, 1 mo. USD Term SOFR + 4.25%	350,124
	Packaging & Containers - 0.3%
997,500	Berlin Packaging LLC 7.84%, 06/07/2031, 1 mo. USD Term SOFR + 3.50%	1,002,767
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.5%(13) - (continued)
	Packaging & Containers - 0.3% - (continued)
$ 497,959	Clydesdale Acquisition Holdings, Inc. 7.49%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%	$499,109
348,196	TricorBraun Holdings, Inc. 7.68%, 03/03/2028, 1 mo. USD Term SOFR + 3.25%	348,645
		1,850,521
	Pipelines - 0.3%
194,513	CPPIB Capital, Inc. 7.58%, 08/20/2031, 3 mo. USD Term SOFR + 3.25%	195,890
250,000	NGP XI Midstream Holdings LLC 7.83%, 07/25/2031, 3 mo. USD Term SOFR + 3.50%	252,187
497,487	Oryx Midstream Services Permian Basin LLC 6.55%, 10/05/2028, 1 mo. USD Term SOFR + 2.25%	499,199
355,000	Rockpoint Gas Storage Partners LP 7.99%, 09/18/2031, 3 mo. USD Term SOFR + 3.50%	356,775
300,000	Traverse Midstream Partners LLC 7.29%, 02/16/2028, 3 mo. USD Term SOFR + 3.00%	301,500
		1,605,551
	Real Estate - 0.0%
250,000	Cushman & Wakefield U.S. Borrower LLC 7.56%, 01/31/2030, 1 mo. USD Term SOFR + 3.25%	251,355
	REITS - 0.0%
273,618	Iron Mountain, Inc. 6.31%, 01/31/2031, 1 mo. USD Term SOFR + 2.00%	273,413
	Retail - 0.5%
273,625	1011778 BC Unlimited Liability Co. 6.06%, 09/20/2030, 1 mo. USD Term SOFR + 1.75%	272,385
298,492	Beacon Roofing Supply, Inc. 6.31%, 05/19/2028, 1 mo. USD Term SOFR + 2.00%	299,278
170,000	Flynn Restaurant Group LP 8.07%, 01/17/2032, 1 mo. USD Term SOFR + 3.75%	169,716
248,747	Foundation Building Materials Holding Co. LLC 8.55%, 01/29/2031, 1 mo. USD Term SOFR + 4.00%	244,187
298,458	Great Outdoors Group LLC 7.55%, 01/16/2032, 3 mo. USD Term SOFR + 3.25%	300,198
598,496	IRB Holding Corp. 6.81%, 12/15/2027, 1 mo. USD Term SOFR + 2.50%	600,292
249,375	Johnstone Supply LLC 6.80%, 06/09/2031, 1 mo. USD Term SOFR + 2.50%	250,031
497,500	LBM Acquisition LLC 8.15%, 06/06/2031, 1 mo. USD Term SOFR + 3.75%	490,848
204,488	White Cap Buyer LLC 7.56%, 10/19/2029, 1 mo. USD Term SOFR + 3.25%	204,819
		2,831,754
	Software - 1.2%
198,974	Ascend Learning LLC 7.91%, 12/11/2028, 1 mo. USD Term SOFR + 3.50%	198,632

130

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.5%(13) - (continued)
	Software - 1.2% - (continued)
$ 572,066	AthenaHealth Group, Inc. 7.31%, 02/15/2029, 1 mo. USD Term SOFR + 3.00%	$572,244
225,000	BCPE Pequod Buyer, Inc. 7.79%, 11/25/2031, 3 mo. USD Term SOFR + 3.50%	227,392
500,000	Boxer Parent Co., Inc. 7.29%, 07/30/2031, 3 mo. USD Term SOFR + 3.75%	501,825
497,435	Cast & Crew Payroll LLC 8.06%, 12/29/2028, 1 mo. USD Term SOFR + 3.75%	469,454
273,625	Cotiviti Corp. 7.09%, 05/01/2031, 1 mo. USD Term SOFR + 2.75%	275,335
198,956	DCert Buyer, Inc. 8.31%, 10/16/2026, 1 mo. USD Term SOFR + 4.00%	191,833
346,993	Dun & Bradstreet Corp. 6.56%, 01/18/2029, 1 mo. USD Term SOFR + 2.25%	347,482
348,210	EP Purchaser LLC 8.09%, 11/06/2028, 3 mo. USD Term SOFR + 3.50%	346,904
	Epicor Software Corp.
766,558	7.06%, 05/30/2031, 1 mo. USD Term SOFR + 2.75%	772,384
28,877	7.76%, 05/30/2031, 3 mo. USD Term SOFR + 3.25%	29,097
600,000	Evertec Group LLC 7.06%, 10/30/2030, 1 mo. USD Term SOFR + 2.75%	606,000
0 (15)	Genesys Cloud Services Holdings II LLC 7.36%, 12/01/2027, 1 mo. USD Term SOFR + 3.00%	0 (16)
497,429	Polaris Newco LLC 8.55%, 06/02/2028, 3 mo. USD Term SOFR + 4.00%	497,787
497,494	Rocket Software, Inc. 8.56%, 11/28/2028, 1 mo. USD Term SOFR + 4.25%	503,578
440,789	SS&C Technologies, Inc. 6.31%, 05/09/2031, 1 mo. USD Term SOFR + 2.00%	441,949
497,500	UKG, Inc. 7.33%, 02/10/2031, 3 mo. USD Term SOFR + 3.00%	500,261
348,246	Zelis Payments Buyer, Inc. 7.06%, 09/28/2029, 1 mo. USD Term SOFR + 2.75%	349,081
		6,831,238
	Telecommunications - 0.3%
497,500	Crown Subsea Communications Holding, Inc. 8.34%, 01/30/2031, 1 mo. USD Term SOFR + 4.00%	501,545
498,750	Frontier Communications Corp. 6.80%, 07/01/2031, 1 mo. USD Term SOFR + 2.50%	500,830
248,725	Venga Finance SARL 9.03%, 06/28/2029, 3 mo. USD Term SOFR + 4.25%	248,789
248,722	Zacapa SARL 8.08%, 03/22/2029, 3 mo. USD Term SOFR + 3.75%	250,172
		1,501,336
	Transportation - 0.2%
598,733	First Student Bidco, Inc. 6.89%, 07/21/2028, 3 mo. USD Term SOFR + 2.50%	599,816
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.5%(13) - (continued)
	Transportation - 0.2% - (continued)
$ 199,250	Genesee & Wyoming, Inc. 6.08%, 04/10/2031, 3 mo. USD Term SOFR + 1.75%	$199,013
299,223	Savage Enterprises LLC 7.09%, 09/15/2028, U.S. (Fed) Prime Rate + 1.75%	301,608
280,000	Third Coast Infrastructure LLC 8.56%, 09/25/2030, 1 mo. USD Term SOFR + 4.25%	280,700
		1,381,137
	Total Senior Floating Rate Interests (cost $54,011,527)	$53,931,492
U.S. GOVERNMENT AGENCIES - 11.0%
	Mortgage-Backed Agencies - 11.0%
	Farm Credit Bank of Texas - 0.1%
324,000	7.75%, 06/15/2029, 5 yr. USD CMT + 3.29%(8)(9)	$335,761
	Federal Home Loan Mortgage Corp. - 2.3%
1,125,000	2.86%, 10/25/2034	942,884
2,900,000	4.05%, 07/25/2033	2,744,588
200,000	4.43%, 02/25/2033(3)	194,948
2,800,000	4.50%, 07/25/2033(3)	2,734,895
278,345	4.50%, 05/25/2050(17)	55,362
66,053	5.50%, 03/01/2053	65,379
445,587	5.50%, 05/01/2053	441,240
130,194	5.50%, 06/01/2053	128,872
65,061	5.50%, 09/01/2053	64,727
155,330	5.50%, 11/01/2053	153,655
920,590	5.50%, 01/01/2055	909,491
1,565,000	11.45%, 01/25/2042, 30 day USD SOFR Average + 7.10%(1)(2)	1,686,776
1,250,000	12.07%, 03/25/2050, 30 day USD SOFR Average + 7.71%(1)(2)	1,519,869
1,375,000	12.15%, 11/25/2041, 30 day USD SOFR Average + 7.80%(1)(2)	1,494,889
		13,137,575
	Federal National Mortgage Association - 0.2%
918,992	5.00%, 11/01/2054	887,767
65,326	5.50%, 08/01/2053	64,688
312,059	6.00%, 04/01/2039	318,559
		1,271,014
	Government National Mortgage Association - 1.3%
875,000	2.00%, 02/20/2055(18)	700,684
502,854	2.50%, 10/20/2049	436,468
2,954,029	4.00%, 11/20/2052	2,721,244
1,473,413	4.50%, 10/20/2052	1,395,835
750,000	4.50%, 01/20/2055	709,562
1,300,000	4.50%, 02/20/2055(18)	1,229,313
7	6.00%, 02/20/2026	7
82	6.00%, 02/20/2027	83
41	6.00%, 01/20/2028	42
867	6.00%, 02/20/2028	885
1,635	6.00%, 04/20/2028	1,679
601	6.00%, 06/15/2028	618
2,879	6.00%, 07/20/2028	2,963
2,648	6.00%, 08/20/2028	2,724
1,194	6.00%, 10/15/2028	1,207
3,580	6.00%, 11/15/2028	3,625
3,738	6.00%, 03/20/2029	3,839
5,078	6.00%, 09/20/2029	5,216
11,115	6.00%, 04/20/2030	11,271
802	6.00%, 06/20/2030	812
1,177	6.00%, 08/15/2034	1,221

131

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 11.0% - (continued)
	Mortgage-Backed Agencies - 11.0% - (continued)
	Government National Mortgage Association - 1.3% - (continued)
$ 6,658	6.50%, 03/15/2028	$6,764
1,257	6.50%, 05/15/2028	1,300
1,102	6.50%, 07/15/2028	1,114
3,146	6.50%, 10/15/2028	3,256
94	6.50%, 12/15/2028	97
3,421	6.50%, 01/15/2029	3,531
2,384	6.50%, 02/15/2029	2,468
5,927	6.50%, 03/15/2029	5,982
940	6.50%, 04/15/2029	974
3,338	6.50%, 05/15/2029	3,392
1,991	6.50%, 06/15/2029	2,074
2,755	6.50%, 02/15/2035	2,836
1,819	7.00%, 11/15/2031	1,860
1,404	7.00%, 03/15/2032	1,435
46,874	7.00%, 11/15/2032	49,040
865	7.00%, 01/15/2033	894
3,288	7.00%, 05/15/2033	3,388
4,107	7.00%, 07/15/2033	4,223
8,523	7.00%, 11/15/2033	8,761
908	8.00%, 04/15/2030	914
4,078	8.00%, 05/15/2030	4,072
124	8.00%, 07/15/2030	125
2,583	8.00%, 08/15/2030	2,590
4,401	8.00%, 11/15/2030	4,413
45,171	8.00%, 02/15/2031	46,025
		7,390,826
	Uniform Mortgage-Backed Security - 7.1%
4,040,000	2.50%, 02/01/2055(18)	3,292,185
845,000	3.50%, 02/01/2055(18)	747,627
2,075,000	4.00%, 02/01/2040(18)	1,993,541
45,000	4.00%, 02/01/2055(18)	41,147
4,000,000	4.50%, 02/01/2055(18)	3,764,062
1,225,000	5.00%, 02/01/2040(18)	1,222,233
2,475,000	5.00%, 03/01/2054(18)	2,387,319
2,475,000	5.00%, 02/01/2055(18)	2,389,833
300,000	5.50%, 02/01/2040(18)	302,668
6,625,000	5.50%, 02/01/2055(18)	6,542,539
7,365,000	6.00%, 02/01/2055(18)	7,415,041
7,360,000	6.00%, 03/01/2055(18)	7,399,369
3,185,000	6.50%, 02/01/2055(18)	3,265,246
		40,762,810
	Total U.S. Government Agencies (cost $62,687,046)	$62,897,986
U.S. GOVERNMENT SECURITIES - 3.2%
	U.S. Treasury Securities - 3.2%
	U.S. Treasury Bonds - 1.0%
1,981,400	3.00%, 08/15/2048(19)	$1,451,917
550,000	3.63%, 02/15/2053(20)(21)	447,283
1,394,900	3.63%, 05/15/2053(20)(21)	1,134,664
1,643,800	4.50%, 02/15/2044(19)(20)(21)	1,572,590
3,400	4.50%, 11/15/2054	3,238
689,000	4.75%, 11/15/2043(20)(21)	682,191
500,000	4.75%, 11/15/2053	494,141
		5,786,024
	U.S. Treasury Inflation-Indexed Bonds - 1.5%
5,025,261	0.25%, 02/15/2050(12)	2,983,680
3,553,456	0.75%, 02/15/2042(12)	2,777,305
683,298	0.75%, 02/15/2045(12)	505,050
665,765	1.00%, 02/15/2046(12)	511,260
1,610,939	1.38%, 02/15/2044(12)	1,366,791
		8,144,086
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 3.2% - (continued)
	U.S. Treasury Securities - 3.2% - (continued)
	U.S. Treasury Inflation-Indexed Notes - 0.7%
$ 4,197,837	1.88%, 07/15/2034(12)(19)	$4,126,973
	U.S. Treasury Notes - 0.0%
80,900	4.13%, 11/30/2029	80,192
50,500	4.25%, 11/15/2034	49,325
		129,517
	Total U.S. Government Securities (cost $19,183,335)	$18,186,600
COMMON STOCKS - 24.5%
	Automobiles & Components - 0.4%
3,825	Bayerische Motoren Werke AG	$310,627
13,702	Ford Motor Co.	138,116
52,513	Honda Motor Co. Ltd.	497,043
3,680	Mercedes-Benz Group AG	223,892
46,109	Toyota Motor Corp.	874,665
		2,044,343
	Banks - 3.1%
8,283	Alior Bank SA	191,187
5,997	ANZ Group Holdings Ltd.	113,245
22,386	Banco Bilbao Vizcaya Argentaria SA	254,864
340,749	Bank Mandiri Persero Tbk. PT	125,199
1,598,600	Bank of China Ltd. Class A	1,200,542
11,482	Bank of Montreal	1,136,705
317,115	Barclays PLC	1,162,224
22,866	CaixaBank SA	138,416
18,051	Canadian Imperial Bank of Commerce	1,137,076
15,403	Citigroup, Inc.	1,254,266
25,209	Citizens Financial Group, Inc.	1,199,192
11,415	Commonwealth Bank of Australia	1,126,457
13,252	Huntington Bancshares, Inc.	227,934
9,310	JP Morgan Chase & Co.	2,488,563
18,297	KB Financial Group, Inc.	1,146,331
3,829	M&T Bank Corp.	770,548
12,635	Mizuho Financial Group, Inc.	347,915
6,909	Powszechna Kasa Oszczednosci Bank Polski SA	113,354
4,214	Regions Financial Corp.	103,833
9,100	Royal Bank of Canada	1,109,394
18,847	Standard Bank Group Ltd.	219,829
18,314	Truist Financial Corp.	872,113
17,959	U.S. Bancorp	858,081
1,411	Wells Fargo & Co.	111,187
		17,408,455
	Capital Goods - 1.2%
22,784	ACS Actividades de Construccion y Servicios SA	1,160,029
8,839	BAE Systems PLC	133,612
27,855	Bouygues SA	885,409
1,244	Budimex SA	145,664
1,069	Emerson Electric Co.	138,917
6,257	Kone OYJ Class B	323,868
667	Lockheed Martin Corp.	308,788
10,907	PACCAR, Inc.	1,209,368
5,694	Siemens AG	1,220,657
3,655	Stanley Black & Decker, Inc.	321,896
24,191	Sumitomo Corp.	524,467
4,612	Vinci SA	499,078
		6,871,753
	Commercial & Professional Services - 0.3%
52,108	Computershare Ltd.	1,132,726
3,787	Paychex, Inc.	559,226
		1,691,952

132

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 24.5% - (continued)
	Consumer Discretionary Distribution & Retail - 0.5%
2,739	Genuine Parts Co.	$318,409
1,562	Home Depot, Inc.	643,513
688,573	Pepkor Holdings Ltd.(1)	949,014
24,864	Wesfarmers Ltd.	1,171,203
		3,082,139
	Consumer Durables & Apparel - 0.3%
933	Garmin Ltd.	201,388
28,938	Sankyo Co. Ltd.	388,026
39,714	Sekisui House Ltd.	912,746
		1,502,160
	Consumer Services - 0.5%
33,369	Compass Group PLC	1,149,708
291,509	Jiumaojiu International Holdings Ltd.(1)	98,791
2,420	McDonald's Corp.	698,654
45,889	OPAP SA	787,193
		2,734,346
	Consumer Staples Distribution & Retail - 0.4%
51,597	Clicks Group Ltd.	993,137
90,086	Coles Group Ltd.	1,085,893
47,054	Walgreens Boots Alliance, Inc.	483,715
		2,562,745
	Energy - 1.8%
4,442	Aker BP ASA	92,715
4,387	APA Corp.	96,207
7,898	Baker Hughes Co.	364,730
10,123	Chevron Corp.	1,510,250
96,621	Coal India Ltd.	439,719
4,461	Coterra Energy, Inc.	123,659
18,293	Eni SpA	257,537
4,148	EOG Resources, Inc.	521,777
5,662	Equinor ASA	136,362
20,402	Exxon Mobil Corp.	2,179,546
19,127	HF Sinclair Corp.	690,102
39,174	Kinder Morgan, Inc.	1,076,502
17,799	ONEOK, Inc.	1,729,529
35,870	ORLEN SA	472,975
10,972	TotalEnergies SE	635,632
14,808	Woodside Energy Group Ltd.	225,685
		10,552,927
	Equity Real Estate Investment Trusts (REITs) - 1.3%
9,757	Alexandria Real Estate Equities, Inc. REIT	949,844
11,819	BXP, Inc. REIT	864,442
1,132	Digital Realty Trust, Inc. REIT	185,490
21,439	Gaming & Leisure Properties, Inc. REIT	1,037,433
19,957	Healthpeak Properties, Inc. REIT	412,312
7,119	Mid-America Apartment Communities, Inc. REIT	1,086,217
2,602	Simon Property Group, Inc. REIT	452,384
266,841	Stockland REIT	845,353
25,129	UDR, Inc. REIT	1,048,884
7,308	WP Carey, Inc. REIT	408,590
		7,290,949
	Financial Services - 1.3%
34,746	Annaly Capital Management, Inc. REIT	709,166
642	Apollo Global Management, Inc.	109,769
4,352	Ares Management Corp. Class A	862,653
771	Blackrock, Inc.	829,211
5,014	Blackstone, Inc.	888,030
2,941	Carlyle Group, Inc.	165,167
3,887	CME Group, Inc.	919,353
172,762	FirstRand Ltd.	702,882
53,371	Franklin Resources, Inc.	1,186,971
Shares or Principal Amount		Market Value†
COMMON STOCKS - 24.5% - (continued)
	Financial Services - 1.3% - (continued)
7,403	Hargreaves Lansdown PLC	$100,887
8,212	T. Rowe Price Group, Inc.	960,147
		7,434,236
	Food, Beverage & Tobacco - 1.3%
25,282	Altria Group, Inc.	1,320,479
17,218	British American Tobacco PLC	683,140
4,019	Campbell's Co.	155,817
12,081	Coca-Cola Co.	766,902
25,943	Conagra Brands, Inc.	671,664
2,265	General Mills, Inc.	136,217
998	J.M. Smucker Co.	106,676
23,845	Kraft Heinz Co.	711,535
2,905	Nestle SA	246,753
3,794	PepsiCo, Inc.	571,718
13,681	Philip Morris International, Inc.	1,781,266
		7,152,167
	Health Care Equipment & Services - 0.2%
12,617	CVS Health Corp.	712,608
1,982	Medtronic PLC	180,005
		892,613
	Household & Personal Products - 0.2%
794	Kimberly-Clark Corp.	103,196
5,438	Procter & Gamble Co.	902,654
5,574	Unilever PLC	319,262
		1,325,112
	Insurance - 2.3%
15,457	Admiral Group PLC	516,426
4,620	Allianz SE	1,506,427
25,121	AXA SA	953,019
16,198	CNA Financial Corp.	794,674
812	Fairfax Financial Holdings Ltd.	1,092,980
13,176	Generali	417,198
206,743	Insurance Australia Group Ltd.	1,172,492
250,192	Legal & General Group PLC	747,107
15,956	MS&AD Insurance Group Holdings, Inc.	330,830
1,078	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	584,311
77,858	Phoenix Group Holdings PLC	501,795
88,772	QBE Insurance Group Ltd.	1,145,847
79,456	Sanlam Ltd.	346,234
104,569	Suncorp Group Ltd.	1,340,683
2,226	Swiss Re AG	339,837
17,935	Tokio Marine Holdings, Inc.	591,556
15,014	Tryg AS	304,162
1,004	Zurich Insurance Group AG	608,388
		13,293,966
	Materials - 1.4%
14,363	African Rainbow Minerals Ltd.	123,749
1,088	Albemarle Corp.	91,599
96,751	Amcor PLC CDI	936,601
7,250	BASF SE	349,288
30,628	BHP Group Ltd.	752,214
27,386	Dow, Inc.	1,069,423
384,841	Evraz PLC*(22)	—
102,446	Grupo Mexico SAB de CV Class B	500,068
20,176	International Paper Co.	1,122,391
14,087	LyondellBasell Industries NV Class A	1,066,386
49,231	Norsk Hydro ASA	290,362
9,607	Northern Star Resources Ltd.	101,678
4,699	Rio Tinto Ltd.	338,426
16,362	Rio Tinto PLC	985,351

133

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 24.5% - (continued)
	Materials - 1.4% - (continued)
13,294	UPM-Kymmene OYJ	$392,039
85,640	Zijin Mining Group Co. Ltd. Class H	161,897
		8,281,472
	Media & Entertainment - 0.1%
3,711	Interpublic Group of Cos., Inc.	106,394
5,706	Omnicom Group, Inc.	495,224
		601,618
	Pharmaceuticals, Biotechnology & Life Sciences - 1.7%
5,620	AbbVie, Inc.	1,033,518
926	Amgen, Inc.	264,299
38,096	Bristol-Myers Squibb Co.	2,245,759
9,081	Johnson & Johnson	1,381,674
12,798	Merck & Co., Inc.	1,264,698
39,038	Pfizer, Inc.	1,035,288
3,162	Roche Holding AG	994,043
1,405	Sanofi SA	152,698
28,875	Torrent Pharmaceuticals Ltd.	1,088,068
		9,460,045
	Real Estate Management & Development - 0.0%
2,426	Zillow Group, Inc. Class C*	199,466
	Semiconductors & Semiconductor Equipment - 1.3%
4,358	Analog Devices, Inc.	923,417
1,770	Broadcom, Inc.	391,648
3,256	Marvell Technology, Inc.	367,472
28,795	MediaTek, Inc.	1,247,026
5,339	Microchip Technology, Inc.	289,908
7,470	NVIDIA Corp.	896,923
9,766	QUALCOMM, Inc.	1,688,834
7,836	Texas Instruments, Inc.	1,446,604
1,973	Tokyo Electron Ltd.	332,813
		7,584,645
	Software & Services - 1.2%
354	Accenture PLC Class A	136,272
16,502	Gen Digital, Inc.	444,069
18,738	Infosys Ltd.	407,726
7,699	International Business Machines Corp.	1,968,634
1,866	Microsoft Corp.	774,502
218	MongoDB, Inc.*	59,584
4,117	Obic Co. Ltd.	122,955
646	Oracle Corp.	109,859
26,387	Otsuka Corp.	594,887
50,608	Sage Group PLC	841,079
482	SAP SE	132,827
9,473	SCSK Corp.	209,742
666,090	Shanghai Baosight Software Co. Ltd. Class B	1,066,640
22,701	TOTVS SA	132,305
2,283	Trend Micro, Inc.	135,245
		7,136,326
	Technology Hardware & Equipment - 1.3%
32,770	AAC Technologies Holdings, Inc.	170,746
11,063	Amano Corp.	289,382
2,408	Apple, Inc.	568,288
12,957	Asia Vital Components Co. Ltd.	218,156
39,838	BYD Electronic International Co. Ltd.	217,531
27,660	Canon, Inc.	891,452
29,942	Cisco Systems, Inc.	1,814,485
23,786	E Ink Holdings, Inc.	199,649
33,807	HP, Inc.	1,098,728
29,936	Kyocera Corp.	310,729
91,281	Lenovo Group Ltd.	110,089
10,019	Murata Manufacturing Co. Ltd.	157,406
2,700	Samsung Electronics Co. Ltd.	96,427
6,774	Seagate Technology Holdings PLC	652,743
Shares or Principal Amount		Market Value†
COMMON STOCKS - 24.5% - (continued)
	Technology Hardware & Equipment - 1.3% - (continued)
3,647	Shimadzu Corp.	$105,796
23,737	Sunny Optical Technology Group Co. Ltd.	213,644
3,398	Wiwynn Corp.	224,005
		7,339,256
	Telecommunication Services - 1.0%
132,452	Advanced Info Service PCL	1,113,426
74,215	AT&T, Inc.	1,761,122
212,300	Telekom Malaysia Bhd.	314,342
14,613	Telenor ASA	178,681
38,326	Verizon Communications, Inc.	1,509,661
101,868	Vodacom Group Ltd.	595,795
		5,473,027
	Transportation - 0.1%
177,806	Atlas Arteria Ltd.	555,191
2,228	United Parcel Service, Inc. Class B	254,505
		809,696
	Utilities - 1.3%
14,011	AES Corp.	154,121
84,650	APA Group	356,989
3,068	Dominion Energy, Inc.	170,550
4,608	Duke Energy Corp.	516,050
634,110	Gulf Energy Development PCL	1,081,485
86,199	Iberdrola SA	1,218,126
44,975	National Grid PLC	545,603
160,849	Origin Energy Ltd.	1,037,375
299,644	Power Grid Corp. of India Ltd.	1,040,589
602,825	Ratch Group PCL	508,597
74,299	Terna - Rete Elettrica Nazionale	612,886
		7,242,371
	Total Common Stocks (cost $136,697,448)	$139,967,785
EQUITY LINKED SECURITIES - 10.0%
	Banks - 0.4%
27,270	Wells Fargo & Co. (Royal Bank Of Canada) 12.00%, 03/03/2025(1)	$2,133,257
	Capital Goods - 0.4%
5,967	GE Vernova, Inc. (CIBC World Markets, Inc.) 12.00%, 03/26/2025	2,191,139
	Consumer Discretionary Distribution & Retail - 1.1%
14,579	Amazon.com, Inc. (BNP Paribas Issuance BV) 12.00%, 02/26/2025(1)	3,190,845
25,032	TJX Cos, Inc. (Nomura America Finance LLC) 12.00%, 02/26/2025	3,108,140
		6,298,985
	Consumer Staples Distribution & Retail - 0.5%
47,876	Kroger Co. (RBC Capital Markets) 12.00%, 03/26/2025(1)	2,973,271
	Energy - 0.3%
18,075	Exxon Mobil Corp. (HSBC Bank PLC) 12.00%, 04/23/2025*	1,951,419
	Financial Services - 0.6%
3,031	Blackrock, Inc. (HSBC Bank PLC) 12.00%, 04/23/2025*	3,145,401

134

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
EQUITY LINKED SECURITIES - 10.0% - (continued)
	Health Care Equipment & Services - 0.8%
11,441	Boston Scientific Corp. (Nomura America Finance LLC) 12.00%, 02/26/2025	$1,039,814
5,732	Intuitive Surgical, Inc. (Mizuho Securities) 12.00%, 03/26/2025	3,223,628
		4,263,442
	Insurance - 0.5%
41,525	American International Group, Inc. (RBC Capital Markets) 12.00%, 03/26/2025(1)	3,059,272
	Media & Entertainment - 1.2%
5,046	Meta Platforms, Inc. (RBC Capital Markets) 12.00%, 03/26/2025(1)	3,368,223
3,583	Netflix, Inc. (Societe Generale) 12.00%, 04/23/2025*	3,367,849
		6,736,072
	Pharmaceuticals, Biotechnology & Life Sciences - 0.5%
3,984	Eli Lilly & Co. (HSBC Bank PLC) 12.00%, 04/23/2025*	3,109,778
	Semiconductors & Semiconductor Equipment - 1.2%
13,235	Broadcom, Inc. (Mizuho Securities) 12.00%, 03/26/2025	2,964,572
30,118	NVIDIA Corp. (HSBC Bank PLC) 12.00%, 04/23/2025*	3,657,306
		6,621,878
	Software & Services - 0.9%
13,555	International Business Machines Corp. (HSBC Bank PLC) 12.00%, 04/23/2025*	3,287,327
4,763	Microsoft Corp. (BNP Paribas Issuance BV) 12.00%, 02/26/2025(1)	1,983,602
		5,270,929
	Technology Hardware & Equipment - 1.1%
13,263	Apple, Inc. (HSBC Bank PLC) 12.00%, 02/26/2025	3,062,716
64,008	Corning, Inc. (Nomura Securities) 12.00%, 03/26/2025	3,212,373
		6,275,089
	Transportation - 0.5%
45,607	Delta Air Lines, Inc. (Societe Generale) 12.00%, 04/23/2025*	3,058,492
	Total Equity Linked Securities (cost $55,408,446)	$57,088,424
PREFERRED STOCKS - 1.3%
	Automobiles & Components - 0.2%
2,338	Bayerische Motoren Werke AG (Preference Shares)(23)	$177,648
3,082	Hyundai Motor Co. (Preference Shares)(23)	350,696
4,685	Hyundai Motor Co. (Preference Shares)(23)	516,415
		1,044,759
	Banks - 0.0%
95	Bank of America Corp. Series L, 7.25%(24)	116,280
6,400	JP Morgan Chase & Co. Series MM, 4.20%(24)	117,824
		234,104
Shares or Principal Amount		Market Value†
PREFERRED STOCKS - 1.3% - (continued)
	Capital Goods - 0.1%
7,967	Boeing Co. (Preference Shares), 6.00%	$477,940
	Equity Real Estate Investment Trusts (REITs) - 0.0%
5,950	Public Storage Series K, REIT, 4.75%(24)	118,821
	Financial Services - 0.3%
659	Apollo Global Management, Inc. (Preference Shares), 6.75%	58,704
9,041	Ares Management Corp. Series B, 6.75%	548,698
6,475	Capital One Financial Corp. Series J, 4.80%(24)	123,672
9,200	Corebridge Financial, Inc. (Preference Shares), 6.38%*	226,688
6,200	Morgan Stanley Series O, 4.25%(24)	114,328
8,750	Morgan Stanley Series Q, 6.63%(24)	227,500
3,530	State Street Corp. Series G, 5.35%(24)	84,085
8,700	Synchrony Financial Series B, 8.25%(24)	226,287
		1,609,962
	Insurance - 0.1%
8,345	American National Group, Inc. Series B, 6.63%(24)	210,545
7,144	Enstar Group Ltd. Series D, 7.00%(24)	144,523
5,850	MetLife, Inc. Series F, 4.75%(24)	122,733
2,905	Prudential Financial, Inc. (Preference Shares), 4.13%	54,207
908	Samsung Fire & Marine Insurance Co. Ltd. (Preference Shares)(23)	177,189
		709,197
	Technology Hardware & Equipment - 0.1%
26,965	Samsung Electronics Co. Ltd. (Preference Shares)(23)	791,436
	Telecommunication Services - 0.1%
2,575	AT&T, Inc. Series A, 5.00%(24)	52,633
2,475	U.S. Cellular Corp. (Preference Shares), 6.25%	59,177
5,362	U.S. Cellular Corp. (Preference Shares), 5.50%	118,768
8,038	U.S. Cellular Corp. (Preference Shares), 5.50%	178,846
		409,424
	Utilities - 0.4%
41,560	NextEra Energy, Inc. (Preference Shares), 6.93%	1,723,909
3,500	PG&E Corp. Series A, 6.00%*	147,805
13,125	Southern Co. (Preference Shares), 6.50%*	346,369
		2,218,083
	Total Preferred Stocks (cost $8,134,546)	$7,613,726
	Total Long-Term Investments (cost $586,095,461)	$589,677,665
SHORT-TERM INVESTMENTS - 0.6%
	Repurchase Agreements - 0.5%
$ 2,940,342
Fixed Income Clearing Corp.
Repurchase Agreement dated
01/31/2025 at 4.34%, due on
02/03/2025 with a maturity value of
$2,941,405; collateralized by
U.S. Treasury Inflation-Indexed
Note at 1.63%, maturing
10/15/2029, with a market value of
$2,999,190
		$2,940,342

135

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.6% - (continued)
	Securities Lending Collateral - 0.1%
46,612	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.31%(25)		$46,612
155,372	HSBC U.S. Government Money Market Fund, Institutional Class, 4.31%(25)		155,372
46,611	Invesco Government & Agency Portfolio, Institutional Class, 4.31%(25)		46,611
46,611	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.31%(25)		46,611
			295,206
	Total Short-Term Investments (cost $3,235,548)		$3,235,548
	Total Investments (cost $589,331,009)	104.0%	$592,913,213
	Other Assets and Liabilities	(4.0)%	(22,921,908)
	Net Assets	100.0%	$569,991,305
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At January 31, 2025, the aggregate value of these securities was
$145,891,449, representing 25.6% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2025. Base lending rates may be subject to a floor or cap.
(3)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2025, the aggregate value of these securities was $75,912,769, representing 13.3% of net assets.

(6)	Security is a zero-coupon bond.
(7)	Represents entire or partial securities on loan.
(8)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2025. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(9)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(10)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(11)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(12)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(13)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2025.

(14)
This security, or a portion of this security, has unfunded loan commitments. As of
January 31, 2025, the aggregate value of the unfunded commitment was $11,796, which represents to 0.0% of total net assets.

(15)	Security has less than 1 share.
(16)	Market value is less than $1.
(17)	Security disclosed is interest-only strips.
(18)	Represents or includes a TBA transaction.
(19)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of January 31, 2025, the market value of securities pledged was $4,879,214.
(20)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of January 31, 2025, the market value of securities pledged was $2,473,360.
(21)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of January 31, 2025, the market value of securities pledged was $6,697.
(22)	Investment valued using significant unobservable inputs.
(23)	Currently no rate available.
(24)	Perpetual security with no stated maturity date.
(25)	Current yield as of period end.

136

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Futures Contracts Outstanding at January 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	220	03/17/2025	$15,361,847	$(291,345)
CAC 40 Index Future	5	02/21/2025	413,093	3,601
Euro-BUND Future	33	03/06/2025	4,536,718	32,424
MSCI Emerging Markets Index Future	12	03/21/2025	654,240	(52)
MSCI Singapore Index Future	4	02/27/2025	115,158	2,769
S&P 500 (E-Mini) Future	105	03/21/2025	31,853,062	(173,194)
S&P/TSX 60 Index Future	6	03/20/2025	1,273,527	28,873
Stockholm OMXS30 Index Future	4	02/21/2025	96,457	1,131
TOPIX Future	7	03/13/2025	1,259,680	23,660
U.S. Treasury 10-Year Note Future	158	03/20/2025	17,197,312	(182,802)
U.S. Treasury Long Bond Future	157	03/20/2025	17,883,281	(482,089)
U.S. Treasury Ultra Bond Future	137	03/20/2025	16,230,219	(380,348)
Total				$(1,417,372)
Short position contracts:
Canadian 10-Year Bond Future	(191)	03/20/2025	$(16,286,944)	$(395,738)
Euro BUXL 30-Year Bond Future	(2)	03/06/2025	(267,483)	24,689
Euro STOXX 50 Future	(9)	03/21/2025	(494,000)	(27,330)
Euro-BOBL Future	(171)	03/06/2025	(20,831,549)	336,082
Euro-Schatz Future	(41)	03/06/2025	(4,543,207)	25,487
FTSE 100 Index Future	(4)	03/21/2025	(429,551)	(20,986)
SPI 200 Future	(8)	03/20/2025	(1,057,760)	(28,735)
U.S. Treasury 2-Year Note Future	(65)	03/31/2025	(13,365,625)	(37,512)
U.S. Treasury 5-Year Note Future	(13)	03/31/2025	(1,383,078)	(4,960)
U.S. Treasury 10-Year Ultra Future	(42)	03/20/2025	(4,677,750)	(44,865)
Total				$(173,868)
Total futures contracts				$(1,591,240)

TBA Sale Commitments Outstanding at January 31, 2025
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
Government National Mortgage Association, 4.00%	$2,875,000	02/20/2055	$(2,647,246)	$(22,012)
Uniform Mortgage-Backed Security, 2.00%	775,000	02/01/2040	(688,772)	(10,556)
Uniform Mortgage-Backed Security, 2.00%	2,200,000	02/01/2055	(1,712,219)	(24,848)
Uniform Mortgage-Backed Security, 2.50%	675,000	02/01/2040	(614,302)	(8,621)
Uniform Mortgage-Backed Security, 2.50%	2,430,000	02/01/2055	(1,980,201)	(29,204)
Uniform Mortgage-Backed Security, 2.50%	1,215,000	11/01/2051	(989,816)	(5,523)
Uniform Mortgage-Backed Security, 3.50%	1,305,000	03/01/2055	(1,153,957)	(5,251)
Uniform Mortgage-Backed Security, 3.50%	2,665,000	02/01/2055	(2,357,900)	(19,457)
Uniform Mortgage-Backed Security, 4.00%	1,350,000	03/01/2055	(1,233,510)	3,388
Uniform Mortgage-Backed Security, 4.00%	1,395,000	02/01/2055	(1,275,553)	(5,437)
Uniform Mortgage-Backed Security, 4.50%	1,750,000	02/01/2055	(1,646,777)	(12,748)
Uniform Mortgage-Backed Security, 4.50%	1,650,000	03/01/2055	(1,551,451)	(6,059)
Uniform Mortgage-Backed Security, 6.50%	3,640,000	03/01/2055	(3,724,316)	(21,554)
Uniform Mortgage-Backed Security, 6.50%	6,830,000	02/01/2055	(7,002,081)	(40,311)
Total TBA sale commitments (proceeds receivable $28,369,908)			$(28,578,101)	$(208,193)
At January 31, 2025, the aggregate market value of TBA Sale Commitments represents (5.0)% of total net assets.

OTC Total Return Swap Contracts Outstanding at January 31, 2025
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ Depreciation
S&P 500 Consumer Discretionary Index	WFB	USD	327	5.03%	02/05/2025	At Maturity	$—	$—	$(20,206)	$(20,206)
S&P 500 Consumer Staples Index	WFB	USD	493	5.03%	02/05/2025	At Maturity	—	—	(26,502)	(26,502)
S&P 500 Financials Index	WFB	USD	580	5.08%	02/05/2025	At Maturity	—	—	52,704	52,704

137

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

OTC Total Return Swap Contracts Outstanding at January 31, 2025 – (continued)
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ Depreciation
S&P 500 Information Technology Index	WFB	USD	146	5.08%	02/05/2025	At Maturity	$—	$—	$(53,758)	$(53,758)
S&P 500 Materials Index	WFB	USD	881	5.03%	02/05/2025	At Maturity	—	—	(50,739)	(50,739)
S&P 500 Utilities Sector Total Return Index	WFB	USD	705	5.08%	02/05/2025	At Maturity	—	—	15,884	15,884
Total OTC total return swap contracts							$—	$—	$(82,617)	$(82,617)

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2025
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
ITRAXX-XOVER S41.V2	EUR	12,471,509	5.00%	06/20/2029	Quarterly	$939,211	$—	$1,357,575	$418,364
Total centrally cleared credit default swap contracts						$939,211	$—	$1,357,575	$418,364

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2025
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
3.88% Fixed	12 Mo. USD SOFR	USD	950,000	05/31/2029	Annual	$—	$—	$6,343	$6,343
4.12% Fixed	12 Mo. USD SOFR	USD	475,000	08/15/2034	Annual	—	—	(603)	(603)
4.16% Fixed	12 Mo. USD SOFR	USD	6,520,000	03/19/2045	Annual	—	(12,781)	(5,421)	7,360
3.59% Fixed	12 Mo. USD SOFR	USD	5,446,000	09/20/2053	Annual	—	(15,026)	419,233	434,259
BZDIOVRA	14.53% Fixed	BRL	1,444,340	01/02/2031	At Maturity	—	—	(953)	(953)
Total centrally cleared interest rate swaps contracts						$—	$(27,807)	$418,599	$446,406

Foreign Currency Contracts Outstanding at January 31, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
1,100,000	BRL	174,900	USD	MSC	03/19/2025	$11,499
478,227,000	CLP	489,260	USD	MSC	03/19/2025	(1,973)
507,000,000	COP	114,875	USD	CBK	03/19/2025	4,894
72,470	EUR	75,500	USD	JPM	02/28/2025	(224)
751,000	EUR	784,734	USD	BOA	02/28/2025	(4,657)
1,372,000	EUR	1,419,573	USD	UBS	03/19/2025	6,958
862,000	EUR	892,491	USD	WEST	03/19/2025	3,770
219,000	EUR	227,880	USD	BNP	03/19/2025	(176)
343,000	EUR	358,271	USD	BOA	03/19/2025	(1,638)
179,000	GBP	227,933	USD	TDB	03/19/2025	(6,027)
415,000	GBP	528,539	USD	SSG	03/19/2025	(14,062)
12,500,000	HUF	31,847	USD	DEUT	03/19/2025	(149)
1,103,000,000	IDR	68,834	USD	CBK	03/19/2025	(1,285)
9,129,000	INR	105,639	USD	JPM	03/19/2025	(621)
14,490,000	INR	167,996	USD	GSC	03/19/2025	(1,306)
14,971,000	MXN	732,178	USD	UBS	03/19/2025	(15,198)
15,470,000	PHP	264,291	USD	JPM	03/19/2025	323
150,000	RON	31,576	USD	GSC	03/19/2025	(355)
503,000	SGD	369,035	USD	CBK	03/19/2025	1,815
8,325,000	TRY	216,060	USD	CBK	03/19/2025	6,658
1,747,338	USD	2,800,000	AUD	SCB	02/07/2025	6,564
1,382,726	USD	8,432,000	BRL	GSC	03/19/2025	(46,109)
620,784	USD	890,000	CAD	BOA	02/07/2025	8,235
615,784	USD	555,000	CHF	BOA	02/07/2025	5,919
292,174	USD	289,169,000	CLP	MSC	03/19/2025	(2,473)
646,559	USD	15,430,000	CZK	BCLY	03/19/2025	10,513
1,755,971	USD	1,688,000	EUR	RBS	02/07/2025	4,295

138

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2025 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
15,213,787	USD	14,574,245	EUR	JPM	02/28/2025	$75,237
9,482,274	USD	9,073,000	EUR	DEUT	02/28/2025	57,974
107,143	USD	102,000	EUR	BCLY	02/28/2025	1,193
178,407	USD	171,000	EUR	MSC	02/28/2025	786
73,000	USD	70,146	EUR	GSC	02/28/2025	138
105,935	USD	102,000	EUR	BOA	02/28/2025	(14)
15,208,718	USD	14,398,000	EUR	DEUT	03/19/2025	238,464
105,584	USD	101,000	EUR	BNP	03/19/2025	569
100,342	USD	96,000	EUR	BOA	03/19/2025	527
2,061	USD	2,000	EUR	RBS	03/19/2025	(19)
1,752,673	USD	1,401,000	GBP	SSG	02/07/2025	15,633
124,274	USD	100,000	GBP	RBS	02/28/2025	295
124,248	USD	100,000	GBP	BCLY	02/28/2025	269
1,756,279	USD	1,422,000	GBP	JPM	02/28/2025	(6,709)
707,427	USD	556,000	GBP	BCLY	03/19/2025	18,152
48,356	USD	38,000	GBP	JPM	03/19/2025	1,247
49,179	USD	4,200,000	INR	GSC	03/19/2025	863
1,425,206	USD	223,700,000	JPY	SSG	02/07/2025	(18,460)
697,179	USD	3,077,000	MYR	HSBC	03/19/2025	5,752
1,494,938	USD	16,890,000	NOK	RBS	02/07/2025	2,729
84,970	USD	320,000	PEN	MSC	03/19/2025	(873)
616,198	USD	6,800,000	SEK	RBS	02/07/2025	2,657
371,403	USD	497,000	SGD	DEUT	03/19/2025	4,977
645,608	USD	21,757,000	THB	BCLY	03/19/2025	(2,331)
Total foreign currency contracts						$374,246

Foreign Cross Currency Contracts Outstanding at January 31, 2025
Contract Amount		Counterparty	Delivery Date	Contract Amount		Unrealized Appreciation/ Depreciation
EUR	917,162	CBA	02/28/2025	GBP	927,366	$(10,204)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.

139

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$81,998,680	$—	$81,998,680	$—
Convertible Bonds	27,242,669	—	27,242,669	—
Corporate Bonds	117,707,297	—	117,707,297	—
Foreign Government Obligations	22,038,191	—	22,038,191	—
Municipal Bonds	1,004,815	—	1,004,815	—
Senior Floating Rate Interests	53,931,492	—	53,931,492	—
U.S. Government Agencies	62,897,986	—	62,897,986	—
U.S. Government Securities	18,186,600	—	18,186,600	—
Common Stocks	139,967,785	79,411,990	60,555,795	—
Equity Linked Securities	57,088,424	—	57,088,424	—
Preferred Stocks	7,613,726	5,600,342	2,013,384	—
Short-Term Investments	3,235,548	295,206	2,940,342	—
Foreign Currency Contracts(2)	498,905	—	498,905	—
Futures Contracts(2)	478,716	478,716	—	—
Swaps - Credit Default(2)	418,364	—	418,364	—
Swaps - Interest Rate(2)	447,962	—	447,962	—
Swaps- Total Return(2)	68,588	—	68,588	—
Total	$594,825,748	$85,786,254	$509,039,494	$—
Liabilities
Foreign Currency Contracts(2)	$(134,863)	$—	$(134,863)	$—
Futures Contracts(2)	(2,069,956)	(2,069,956)	—	—
Swaps - Interest Rate(2)	(1,556)	—	(1,556)	—
TBA Sale Commitments	(28,578,101)	—	(28,578,101)	—
Swaps - Total Return(2)	(151,205)	—	(151,205)	—
Total	$(30,935,681)	$(2,069,956)	$(28,865,725)	$—

(1)
For the period ended January 31, 2025, investments valued at $1,172,599 were transferred out of Level 3 due to the availability of active market prices which has been determined to be significant observable input. There were no transfers into Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2025 is not presented.

140

The Hartford Municipal Opportunities Fund
Schedule of Investments
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.1%
	Alabama - 5.1%
$ 1,250,000	Alabama Federal Aid Highway Finance Auth, AL, Rev 5.00%, 09/01/2034	$1,318,052
8,000,000	Alabama Housing Finance Auth, AL, Rev, (FHLMC), (FNMA), (GNMA) 6.00%, 04/01/2055	8,788,721
	Black Belt Energy Gas Dist, AL, Rev
3,235,000	4.00%, 07/01/2052(1)	3,268,732
2,955,000	4.00%, 10/01/2052(1)	2,963,780
4,200,000	5.00%, 10/01/2055(1)	4,421,690
7,385,000	5.25%, 02/01/2053(1)	7,753,753
1,630,000	5.25%, 12/01/2053(1)	1,753,276
13,125,000	5.25%, 05/01/2055(1)	13,955,776
7,000,000	5.50%, 06/01/2049(1)	7,416,086
13,000,000	Energy Southeast A Cooperative Dist, AL, Rev 5.50%, 11/01/2053(1)	14,026,135
3,000,000	Jefferson County Board of Education, AL, Special Tax 5.00%, 02/01/2042	3,077,976
	Lower Alabama Gas Dist, AL, Rev
3,000,000	5.00%, 09/01/2028	3,128,596
4,000,000	5.00%, 09/01/2031	4,276,472
11,500,000	Southeast Alabama Gas Supply Dist, AL, Rev 5.00%, 08/01/2054(1)	12,240,469
	Southeast Energy Auth A Cooperative Dist, AL, Rev
1,415,000	5.00%, 01/01/2054(1)	1,495,480
2,165,000	5.50%, 01/01/2053(1)	2,306,475
1,000,000	State of Alabama Docks Department, AL, Rev, (AGM) 5.00%, 10/01/2032	1,021,797
	Troy University, AL, Rev,
1,000,000	(BAM) 5.00%, 11/01/2025	1,015,471
1,250,000	(BAM) 5.00%, 11/01/2026	1,294,739
1,620,000	(BAM) 5.00%, 11/01/2027	1,706,411
1,415,000	Water Works Board of the City of Birmingham, AL, Rev 5.00%, 01/01/2029	1,477,041
		98,706,928
	Alaska - 0.6%
	CIVIC Ventures, AK, Rev
2,000,000	5.00%, 09/01/2025	2,009,879
1,000,000	5.00%, 09/01/2026	1,005,224
	Northern Tobacco Securitization Corp., AK, Rev
1,385,000	4.00%, 06/01/2036	1,378,432
2,255,000	4.00%, 06/01/2038	2,217,786
	State of Alaska International Airports System, AK, Rev
2,245,000	5.00%, 10/01/2032(2)	2,460,926
3,000,000	5.00%, 10/01/2035(2)	3,280,863
		12,353,110
	Arizona - 0.3%
	Maricopa County Industrial Dev Auth, AZ, Rev
1,965,000	4.00%, 10/15/2047(3)	1,727,477
2,295,000	5.00%, 12/01/2038	2,548,543
1,000,000	5.00%, 12/01/2041	1,088,023
		5,364,043
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.1% - (continued)
	California - 6.4%
$ 7,960,000	Bay Area Toll Auth, CA, Rev 2.55%, 04/01/2056, SIFMA Municipal Swap Index + 0.30%(4)	$7,870,890
	California Community Choice Financing Auth, CA, Rev
3,020,000	5.00%, 12/01/2053(1)	3,147,998
15,000,000	5.00%, 02/01/2055(1)	16,132,987
7,050,000	5.00%, 01/01/2056(1)	7,686,205
2,000,000	5.25%, 11/01/2054(1)	2,116,819
16,250,000	5.50%, 05/01/2054(1)	17,156,607
1,250,000	California Enterprise Dev Auth, CA, Rev 5.00%, 08/01/2035	1,292,164
1,000,000	California Health Facs Financing Auth, CA, Rev 5.00%, 02/01/2029	1,042,393
	California Municipal Finance Auth, CA, Rev
3,000,000	5.00%, 12/31/2027	3,098,493
775,000	(BAM) 5.00%, 05/15/2028	819,968
800,000	(BAM) 5.00%, 05/15/2031	877,409
700,000	City of Fontana, CA, Special Tax 4.00%, 09/01/2051	634,797
	City of Los Angeles Department of Airports, CA, Rev
6,570,000	3.00%, 05/15/2039	5,580,879
1,000,000	5.00%, 05/15/2029	1,037,111
3,300,000	5.00%, 05/15/2038	3,539,535
1,000,000	5.25%, 05/15/2039	1,092,407
	Elk Grove Finance Auth, CA, Special Tax,
315,000	(BAM) 5.00%, 09/01/2031	317,842
910,000	(BAM) 5.00%, 09/01/2032	917,663
2,600,000	Fresno Unified School Dist, CA, GO 0.00%, 08/01/2031(5)	2,016,578
47,955,000	Golden State Tobacco Securitization Corp., CA, Rev 0.00%, 06/01/2066(5)	5,609,809
	Hemet Unified School Dist Financing Auth, CA, Special Tax
1,440,000	5.00%, 09/01/2030	1,442,449
1,535,000	5.00%, 09/01/2031	1,537,611
5,225,000	Long Beach Bond Finance Auth, CA, Rev 4.66%, 11/15/2027, 3 mo. USD Term SOFR + 1.45%(4)	5,271,710
2,755,000	Los Angeles Unified School Dist, CA, GO 5.00%, 07/01/2025	2,780,631
	Orange County Community Facs Dist, CA, Special Tax
980,000	5.00%, 08/15/2034	986,535
1,000,000	5.00%, 08/15/2036	1,017,212
2,500,000	5.00%, 08/15/2041	2,528,945
2,000,000	Romoland School Dist, CA, Special Tax 5.00%, 09/01/2048	2,032,151
1,895,000	San Diego County Regional Airport Auth, CA, Rev 5.25%, 07/01/2036	2,116,437
25,000	San Diego Redev Agency Successor Agency, CA, Rev 5.25%, 09/01/2026	25,039
8,825,000	San Francisco City & County Airport, Comm-San Francisco International Airport, CA, Rev 5.00%, 05/01/2034(2)	9,717,217
1,095,000	San Francisco City & County Redev Successor Agency, CA, Tax Allocation, (AGM) 5.00%, 08/01/2048	1,161,448
2,065,000	Santa Margarita Water Dist, CA, Special Tax 5.00%, 09/01/2028	2,067,460

141

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.1% - (continued)
	California - 6.4% - (continued)
$ 7,030,000	State of California, CA, GO 5.00%, 09/01/2036	$8,059,807
1,500,000	Stockton Redev Agency Successor Agency, CA, Tax Allocation, (AGM) 5.00%, 09/01/2029	1,548,294
		124,281,500
	Colorado - 2.4%
1,655,000	Arapahoe County School Dist No. 6 Littleton, CO, GO, (ST AID WITHHLDG) 5.50%, 12/01/2034	1,792,142
	Baseline Metropolitan Dist No. 1, CO, GO,
475,000	(AGC) 5.00%, 12/01/2027	496,748
575,000	(AGC) 5.00%, 12/01/2028	609,268
625,000	(AGC) 5.00%, 12/01/2029	670,298
	City & County of Denver Airport System, CO, Rev
7,985,000	5.00%, 12/01/2032	8,312,649
1,000,000	5.00%, 12/01/2034	1,086,701
750,000	5.00%, 11/15/2042	808,481
2,475,000	5.75%, 11/15/2039	2,790,520
	City of Colorado Springs Utilities System, CO, Rev
640,000	5.00%, 11/15/2044	698,384
1,600,000	5.00%, 11/15/2049	1,721,472
	Colorado Health Facs Auth, CO, Rev
1,320,000	4.00%, 12/01/2040	1,245,936
3,760,000	5.00%, 05/15/2037	4,148,975
500,000	5.00%, 11/15/2059(1)	554,463
1,000,000	5.25%, 11/01/2039	1,090,051
1,500,000	Denver City & County School Dist No. 1, CO, GO, (ST AID WITHHLDG) 5.00%, 12/01/2027	1,591,560
1,470,000	Denver Convention Center Hotel Auth, CO, Rev 5.00%, 12/01/2031	1,497,661
2,000,000	E-470 Public Highway Auth, CO, Rev 3.67%, 09/01/2039, 1 mo. USD SOFR + 0.75%(4)	2,002,473
	Park Creek Metropolitan Dist, CO, Rev
2,000,000	5.00%, 12/01/2029	2,030,245
1,195,000	5.00%, 12/01/2033	1,251,680
1,035,000	Regional Transportation Dist, CO, Rev 5.00%, 07/15/2031	1,113,897
	University of Colorado Hospital Auth, CO, Rev
210,000	5.00%, 11/15/2026	218,014
300,000	5.00%, 11/15/2027	316,768
200,000	5.00%, 11/15/2028	214,407
1,785,000	5.00%, 11/15/2029	1,937,534
5,000,000	5.00%, 11/15/2031	5,551,744
1,590,000	University of Colorado, CO, Rev 2.00%, 06/01/2051(1)	1,573,294
	Vauxmont Metropolitan Dist, CO, GO,
125,000	(AGM) 5.00%, 12/15/2025	127,167
50,000	(AGM) 5.00%, 12/15/2026	51,542
225,000	(AGM) 5.00%, 12/15/2030	231,947
160,000	(AGM) 5.00%, 12/15/2032	164,936
		45,900,957
	Connecticut - 1.2%
1,980,000	City of Bridgeport, CT, GO, (AGM) 5.00%, 08/15/2025	2,003,082
950,000	City of Hartford, CT, GO, (AGM) 5.00%, 07/01/2027	957,340
1,500,000	City of New Haven, CT, GO, (AGC) 5.00%, 08/01/2032	1,679,024
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.1% - (continued)
	Connecticut - 1.2% - (continued)
$ 1,880,000	Connecticut Housing Finance Auth, CT, Rev, (FHLMC), (FNMA), (GNMA) 4.00%, 05/15/2047	$1,885,429
	Connecticut State Health & Educational Facs Auth, CT, Rev
9,290,000	1.10%, 07/01/2049(1)	9,283,686
4,285,000	2.80%, 07/01/2048(1)	4,268,355
2,665,000	2.95%, 07/01/2049(1)	2,651,908
750,000	State of Connecticut, CT, GO 5.00%, 05/15/2025	754,841
		23,483,665
	District of Columbia - 0.5%
20,975,000	Dist of Columbia Tobacco Settlement Financing Corp., DC, Rev 0.00%, 06/15/2046(5)	5,550,314
	Dist of Columbia, DC, Rev
735,000	5.00%, 07/01/2032	743,628
270,000	5.00%, 07/01/2037	271,580
	Metropolitan Washington Airports Auth, Aviation, DC, Rev
755,000	5.00%, 10/01/2028	794,189
3,000,000	5.00%, 10/01/2033	3,177,280
		10,536,991
	Florida - 3.6%
	Capital Projects Finance Auth, FL, Rev
1,315,000	5.00%, 10/01/2027	1,357,859
1,000,000	5.00%, 10/01/2028	1,041,783
1,430,000	City of Atlantic Beach, FL, Rev 5.00%, 11/15/2048	1,441,357
	City of Jacksonville, FL, Rev
1,000,000	5.00%, 10/01/2036	1,118,601
1,345,000	5.00%, 10/01/2037	1,497,486
1,000,000	5.00%, 10/01/2038	1,108,400
	City of Port St. Lucie, FL, Special Assessment
3,000,000	4.00%, 07/01/2028	3,031,758
3,000,000	4.00%, 07/01/2029	3,026,323
	City of Tampa, FL, Rev
1,000,000	0.00%, 09/01/2036(5)	619,355
1,000,000	0.00%, 09/01/2038(5)	559,066
1,090,000	County of Hillsborough Solid Waste & Resource Recovery, FL, Rev 5.25%, 09/01/2054(2)	1,149,132
6,170,000	County of Miami-Dade Aviation, FL, Rev 5.00%, 10/01/2036	6,665,954
2,195,000	County of Miami-Dade Seaport Department, FL, Rev 5.00%, 10/01/2038	2,320,365
	County of Osceola Transportation, FL, Rev
1,330,000	0.00%, 10/01/2031(5)	1,020,469
1,000,000	0.00%, 10/01/2032(5)	734,256
2,065,000	Escambia County Health Facs Auth, FL, Rev 4.00%, 08/15/2045	1,860,274
	Greater Orlando Aviation Auth, FL, Rev
4,000,000	5.00%, 10/01/2032	4,224,670
3,700,000	5.00%, 10/01/2035	4,039,135
705,000	Lee County Industrial Dev Auth, FL, Rev 4.13%, 11/15/2029	707,301
50,000	Magnolia Creek Community Dev Dist, FL, Special Assessment 5.90%, 05/01/2039(6)	46,252
1,000,000	Manatee County School Dist, FL, Rev, (AGM) 5.00%, 10/01/2030	1,034,961
1,000,000	Miami Beach Redev Agency, FL, Tax Allocation 5.00%, 02/01/2026	1,003,828

142

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.1% - (continued)
	Florida - 3.6% - (continued)
$ 200,000	Middleton Community Dev Dist A, FL, Special Assessment 4.55%, 05/01/2044	$194,215
1,520,000	Orange County Convention Center, FL, Rev 5.00%, 10/01/2025	1,541,411
1,000,000	Orange County Health Facs Auth, FL, Rev 5.00%, 10/01/2041	1,094,739
8,075,000	Orlando Utilities Commission, FL, Rev 1.25%, 10/01/2046(1)	7,245,646
	Polk County Industrial Dev Auth, FL, Rev
1,750,000	5.00%, 01/01/2039	1,762,276
4,850,000	5.00%, 01/01/2055	4,614,527
1,000,000	St. Johns County Industrial Dev Auth, FL, Rev 4.00%, 12/15/2050	777,471
830,000	Village Community Dev Dist No. 13, FL, Special Assessment 2.55%, 05/01/2031	759,449
7,860,000	Village Community Dev Dist No. 14, FL, Special Assessment 4.75%, 05/01/2032	8,132,168
	Village Community Dev Dist No. 15, FL, Special Assessment
750,000	4.00%, 05/01/2034(3)	740,616
2,000,000	4.80%, 05/01/2055(3)	1,956,928
995,000	5.25%, 05/01/2054(3)	1,018,279
		69,446,310
	Georgia - 3.6%
4,220,000	Bartow County Dev Auth, GA, Rev 3.95%, 12/01/2032(1)	4,315,873
	City of Atlanta Department of Aviation, GA, Rev
6,800,000	5.00%, 07/01/2028	7,132,646
1,000,000	5.00%, 07/01/2033	1,138,469
4,995,000	Dev Auth of Burke County, GA, Rev 3.60%, 01/01/2040(1)(2)	4,991,017
	Dev Auth of Monroe County, GA, Rev
3,645,000	1.00%, 07/01/2049(1)	3,440,113
1,455,000	3.88%, 10/01/2048(1)	1,467,198
990,000	Georgia Housing & Finance Auth, GA, Rev 5.00%, 12/01/2042	1,049,494
	Main Street Natural Gas, Inc., GA, Rev
5,915,000	4.00%, 05/01/2052(1)	5,925,633
4,165,000	5.00%, 05/15/2032	4,308,566
7,455,000	5.00%, 07/01/2053(1)	7,869,572
2,210,000	5.00%, 09/01/2053(1)	2,341,106
6,135,000	5.00%, 12/01/2053(1)	6,499,049
635,000	5.00%, 04/01/2054(1)	673,967
5,240,000	5.00%, 05/01/2054(1)	5,553,331
2,500,000	5.00%, 12/01/2054(1)	2,626,995
3,335,000	5.00%, 06/01/2055(1)(2)	3,562,796
1,000,000	5.50%, 09/15/2025	1,011,626
	Municipal Electric Auth of Georgia, GA, Rev
1,100,000	4.00%, 01/01/2051	997,239
1,825,000	(BAM) 5.00%, 01/01/2028	1,870,833
3,130,000	5.00%, 07/01/2052	3,236,010
		70,011,533
	Hawaii - 0.1%
1,260,000	State of Hawaii Airports System, HI, Rev 5.00%, 07/01/2031	1,343,715
	Idaho - 0.3%
5,710,000	Idaho Housing & Finance Association, ID, Rev, (FHLMC), (FNMA), (GNMA) 5.75%, 01/01/2053	6,188,512
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.1% - (continued)
	Illinois - 11.3%
$ 765,000	Champaign County Community Unit School Dist No. 4 Champaign, IL, GO 0.00%, 01/01/2027(5)	$712,027
	Chicago Board of Education Dedicated Capital Improvement Tax, IL, Rev
1,000,000	5.00%, 04/01/2046	1,002,318
1,000,000	5.25%, 04/01/2035	1,085,754
2,120,000	5.25%, 04/01/2036	2,293,059
715,000	6.00%, 04/01/2046	734,767
	Chicago Board of Education, IL, GO
2,500,000	0.00%, 12/01/2025(5)	2,421,528
3,495,000	4.00%, 12/01/2047	2,952,576
8,250,000	5.00%, 12/01/2031	8,524,385
2,440,000	5.00%, 12/01/2032	2,515,255
3,000,000	5.00%, 12/01/2033	3,120,568
3,500,000	5.00%, 12/01/2034	3,534,866
3,760,000	5.00%, 12/01/2046	3,676,569
3,625,000	5.25%, 12/01/2036	3,803,933
1,250,000	5.50%, 12/01/2037	1,327,420
3,125,000	5.50%, 12/01/2038	3,307,877
3,000,000	Chicago Midway International Airport, IL, Rev, (BAM) 5.00%, 01/01/2035	3,358,736
	Chicago O'Hare International Airport, IL, Rev
4,350,000	4.50%, 01/01/2048	4,289,464
6,175,000	5.00%, 01/01/2032	6,877,164
2,635,000	(BAM) 5.00%, 01/01/2035	2,961,812
2,000,000	(BAM) 5.00%, 01/01/2036	2,239,669
415,000	Chicago Transit Auth Capital Grant Receipts, IL, Rev 5.00%, 06/01/2025	417,556
	Chicago Transit Auth Sales Tax Receipts Fund, IL, Rev
1,000,000	4.00%, 12/01/2050	913,509
1,250,000	4.00%, 12/01/2055	1,115,676
8,250,000	5.00%, 12/01/2046	8,294,756
2,000,000	5.00%, 12/01/2049	2,105,961
1,000,000	5.00%, 12/01/2052	1,031,186
1,000,000	5.00%, 12/01/2055	1,014,069
	City of Chicago Wastewater Transmission, IL, Rev,
1,000,000	(BAM) 5.00%, 01/01/2038	1,107,959
1,000,000	(BAM) 5.00%, 01/01/2039	1,100,187
1,000,000	(BAM) 5.00%, 01/01/2040	1,092,719
	City of Chicago Waterworks, IL, Rev
1,000,000	5.00%, 11/01/2027	1,031,831
1,500,000	(AGM) 5.00%, 11/01/2035	1,643,125
1,150,000	(AGM) 5.00%, 11/01/2036	1,255,558
325,000	City of Chicago, IL, GO, (NPFG) 0.00%, 01/01/2026(5)	315,452
	Cook County Community High School Dist No. 212 Leyden, IL, Rev,
1,775,000	(BAM) 5.00%, 12/01/2026	1,778,114
310,000	(BAM) 5.00%, 12/01/2027	310,544
1,000,000	(BAM) 5.00%, 12/01/2034	1,001,755
	County of Cook, IL, GO
3,100,000	4.00%, 11/15/2025	3,124,757
2,970,000	4.00%, 11/15/2026	3,023,332
1,000,000	5.00%, 11/15/2026	1,035,195
4,300,000	5.00%, 11/15/2027	4,454,356
	Illinois Finance Auth, IL, Rev
700,000	5.00%, 10/01/2028	722,077
1,000,000	5.00%, 11/15/2028	1,012,111
2,135,000	5.00%, 11/15/2034	2,150,498

143

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.1% - (continued)
	Illinois - 11.3% - (continued)
$ 1,045,000	5.00%, 08/15/2035	$1,121,962
	Illinois Housing Dev Auth, IL, Rev,
3,075,000	(FHLMC), (FNMA), (GNMA) 4.00%, 08/01/2048	3,086,705
6,015,000	(FHLMC), (FNMA), (GNMA) 5.25%, 10/01/2052	6,276,026
4,185,000	(FHLMC), (FNMA), (GNMA) 5.50%, 10/01/2053	4,483,521
1,570,000	(FHLMC), (FNMA), (GNMA) 5.75%, 10/01/2053	1,670,876
6,075,000	(FHLMC), (FNMA), (GNMA) 6.00%, 10/01/2055	6,755,706
	Illinois State Toll Highway Auth, IL, Rev
1,040,000	5.00%, 01/01/2037	1,177,517
1,055,000	5.00%, 01/01/2038	1,185,048
	Kane McHenry Cook & De Kalb Counties Unit School Dist No. 300, IL, GO
1,875,000	5.00%, 01/01/2027	1,877,340
2,000,000	5.00%, 01/01/2029	2,089,830
	Kendall Kane & Will Counties Community Unit School Dist No. 308, IL, GO,
4,000,000	(AGM) 5.00%, 02/01/2026	4,082,684
1,665,000	5.00%, 02/01/2034	1,684,788
	Metropolitan Pier & Exposition Auth, IL, Rev,
2,000,000	(AGM) 0.00%, 06/15/2027(5)	1,853,102
3,895,000	0.00%, 12/15/2042(7)	2,865,923
2,980,000	4.00%, 12/15/2042	2,855,219
	Metropolitan Water Reclamation Dist of Greater Chicago, IL, GO
1,000,000	4.00%, 12/01/2051	920,528
1,635,000	5.00%, 12/01/2025	1,665,308
	Railsplitter Tobacco Settlement Auth, IL, Rev
1,000,000	5.00%, 06/01/2026	1,028,032
1,940,000	5.00%, 06/01/2027	1,994,381
600,000	Regional Transportation Auth, IL, Rev 5.00%, 06/01/2035	613,398
	Rock Island County School Dist No. 41 Rock Island, IL, GO,
1,000,000	(AGC) 5.00%, 01/01/2036(2)	1,111,645
1,000,000	(AGC) 5.00%, 01/01/2038(2)	1,101,337
	Sales Tax Securitization Corp., IL, Rev
7,900,000	5.00%, 01/01/2026	8,042,289
2,210,000	5.00%, 01/01/2029	2,357,089
4,545,000	5.00%, 01/01/2030	4,910,323
2,775,000	5.00%, 01/01/2033	3,082,795
2,000,000	5.00%, 01/01/2035	2,258,349
3,400,000	5.00%, 01/01/2036	3,734,619
1,520,000	5.00%, 01/01/2037	1,619,311
	St. Clair County Community Unit School Dist No. 187 Cahokia, IL, GO,
835,000	(AGM) 5.00%, 01/01/2035	920,796
535,000	(AGM) 5.00%, 01/01/2036	586,274
	State of Illinois, IL, GO
6,540,000	5.00%, 11/01/2026	6,743,478
1,250,000	5.00%, 02/01/2027	1,293,680
5,000,000	5.00%, 10/01/2027	5,225,312
2,715,000	5.00%, 11/01/2028	2,837,778
1,000,000	5.00%, 05/01/2041	1,080,147
11,405,000	5.00%, 12/01/2042	12,193,089
3,460,000	5.00%, 03/01/2046	3,591,128
625,000	5.25%, 05/01/2049	666,232
3,780,000	5.50%, 03/01/2042	4,136,704
		218,572,299
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.1% - (continued)
	Indiana - 1.4%
$ 1,875,950	City of Evansville, IN, Rev, (FNMA) 3.00%, 06/01/2034	$1,652,098
12,815,000	City of Whiting, IN, Rev 4.40%, 11/01/2045(1)	13,123,483
740,000	Indiana Housing & Community Dev Auth, IN, Rev, (GNMA) 3.25%, 07/01/2049	732,195
	Indiana Municipal Power Agency, IN, Rev
870,000	5.00%, 01/01/2033	910,872
180,000	5.00%, 01/01/2034	187,941
1,150,000	(AGC) 5.00%, 01/01/2035	1,311,103
1,630,000	(AGC) 5.00%, 01/01/2036	1,850,014
1,000,000	Indianapolis Local Public Improvement Bond Bank, IN, Rev 5.00%, 01/01/2031	1,016,593
	Northwest Allen School Building Corp., IN, Rev,
2,190,000	(ST INTERCEPT) 5.00%, 07/15/2037	2,431,292
1,730,000	(ST INTERCEPT) 5.00%, 07/15/2038	1,909,327
1,750,000	(ST INTERCEPT) 5.00%, 07/15/2039	1,918,220
		27,043,138
	Iowa - 0.2%
	Iowa Finance Auth, IA, Rev,
650,000	(FHLMC), (FNMA), (GNMA) 5.00%, 01/01/2044	679,479
600,000	(FHLMC), (FNMA), (GNMA) 5.00%, 01/01/2049	611,045
	Iowa Student Loan Liquidity Corp., IA, Rev
1,160,000	5.00%, 12/01/2027	1,200,634
1,230,000	5.00%, 12/01/2030	1,291,051
680,000	Iowa Tobacco Settlement Auth, IA, Rev 4.00%, 06/01/2049	658,278
		4,440,487
	Kansas - 0.1%
	Wyandotte County-Kansas City, Unified Government Utility System, KS, Rev
1,000,000	5.00%, 09/01/2025	1,000,921
1,390,000	5.00%, 09/01/2028	1,405,935
		2,406,856
	Kentucky - 0.7%
4,750,000	County of Trimble, KY, Rev 1.30%, 09/01/2044(1)	4,349,584
1,380,000	Kentucky Economic Dev Finance Auth, KY, Rev, (AGM) 5.00%, 12/01/2047	1,380,747
3,750,000	Kentucky Public Energy Auth, KY, Rev 5.25%, 04/01/2054(1)	4,033,409
	Kentucky State Property & Building Commission, KY, Rev
1,000,000	5.00%, 11/01/2037	1,127,412
1,475,000	5.00%, 11/01/2039	1,640,482
1,500,000	5.00%, 11/01/2040	1,664,595
		14,196,229
	Louisiana - 1.6%
2,000,000	City of Shreveport Water & Sewer, LA, Rev, (AGM) 5.00%, 12/01/2027	2,028,931
1,965,000	East Baton Rouge Sewerage Commission, LA, Rev 1.30%, 02/01/2041(1)	1,761,948
760,000	Louisiana Housing Corp., LA, Rev 4.50%, 12/01/2047	767,471
	Louisiana Local Government Environmental Facs & Community Dev Auth, LA, Rev
975,000	5.75%, 11/15/2030	976,825
1,155,000	6.00%, 11/15/2030	1,159,342

144

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.1% - (continued)
	Louisiana - 1.6% - (continued)
$ 1,750,000	6.00%, 11/15/2035	$1,752,735
	Louisiana Public Facs Auth, LA, Rev,
1,100,000	(AGC) 5.00%, 08/01/2035	1,235,959
2,150,000	(AGC) 5.00%, 08/01/2036	2,401,879
	New Orleans Aviation Board, LA, Rev
275,000	5.00%, 01/01/2032	304,112
300,000	5.00%, 01/01/2033	333,918
	Parish of St. John the Baptist, LA, Rev
3,740,000	2.38%, 06/01/2037(1)	3,694,566
4,340,000	3.30%, 06/01/2037(1)	4,343,840
1,815,000	Regional Transit Auth Sales Tax, LA, Rev, (AGM) 5.00%, 01/01/2026	1,850,195
	State of Louisiana Gasoline & Fuels Tax, LA, Rev
2,915,000	3.55%, 05/01/2043, 1 mo. USD SOFR + 0.50%(4)	2,907,368
4,165,000	5.00%, 05/01/2032	4,691,949
		30,211,038
	Maine - 0.0%
890,000	Maine State Housing Auth, ME, Rev 4.00%, 11/15/2050	894,319
	Maryland - 0.5%
425,000	County of Howard, MD, Tax Allocation 4.00%, 02/15/2028(3)	425,669
1,775,000	Maryland Health & Higher Educational Facs Auth, MD, Rev 5.00%, 07/01/2049	1,871,116
	Maryland Stadium Auth, MD, Rev
2,710,000	5.00%, 06/01/2040	2,987,453
1,250,000	5.00%, 06/01/2041	1,369,837
2,500,000	State of Maryland, MD, GO 5.00%, 06/01/2039	2,842,750
		9,496,825
	Massachusetts - 1.2%
	Massachusetts Bay Transportation Auth Sales Tax, MA, Rev
1,500,000	5.00%, 07/01/2040	1,689,175
1,270,000	5.00%, 07/01/2041	1,417,251
	Massachusetts Dev Finance Agency, MA, Rev
3,760,000	2.85%, 07/01/2049, SIFMA Municipal Swap Index + 0.60%(3)(4)	3,757,647
1,000,000	4.00%, 10/01/2025(3)	998,961
635,000	4.00%, 10/01/2026(3)	632,922
1,720,000	5.00%, 07/01/2028	1,755,859
1,850,000	5.00%, 07/01/2029	1,891,812
3,350,000	5.00%, 07/01/2030	3,421,904
955,000	5.00%, 07/01/2031	978,440
855,000	5.00%, 07/01/2035	859,705
1,500,000	5.00%, 07/15/2040	1,784,382
	Massachusetts Educational Financing Auth, MA, Rev
1,030,000	5.00%, 07/01/2026	1,052,601
1,050,000	5.00%, 07/01/2027	1,082,099
1,125,000	5.00%, 07/01/2030	1,178,909
1,250,000	5.00%, 07/01/2031	1,327,807
200,000	Massachusetts School Building Auth, MA, Rev 5.00%, 11/15/2030	207,088
		24,036,562
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.1% - (continued)
	Michigan - 4.3%
$ 5,425,000	Detroit Downtown Dev Auth, MI, Tax Allocation 5.00%, 07/01/2048	$5,648,053
	Detroit Regional Convention Facility Auth, MI, Rev
1,070,000	5.00%, 10/01/2037	1,180,362
1,650,000	5.00%, 10/01/2038	1,817,642
1,100,000	5.00%, 10/01/2039	1,209,025
5,375,000	Great Lakes Water Auth, Water Supply System, MI, Rev 5.00%, 07/01/2031	5,490,836
	Michigan Finance Auth, MI, Rev
1,000,000	5.00%, 07/01/2027	1,006,464
1,000,000	5.00%, 07/01/2028	1,006,505
915,000	5.00%, 11/01/2034	961,542
1,000,000	5.00%, 11/01/2035	1,047,530
1,000,000	5.00%, 11/01/2036	1,045,152
1,700,000	5.00%, 02/28/2037	1,875,573
1,000,000	(BAM) 5.00%, 11/01/2038	1,035,326
1,000,000	5.00%, 02/28/2039	1,089,338
	Michigan State Building Auth, MI, Rev
15,110,000	5.00%, 04/15/2032	15,289,374
10,075,000	5.00%, 04/15/2033	10,190,861
5,000,000	5.25%, 04/15/2059	5,381,560
	Michigan State Hospital Finance Auth, MI, Rev
1,505,000	4.00%, 11/15/2031	1,535,032
345,000	4.00%, 11/15/2032	349,935
2,830,000	5.00%, 11/15/2047	2,925,143
	Michigan State Housing Dev Auth, MI, Rev
1,150,000	4.25%, 12/01/2049	1,159,470
4,795,000	5.75%, 06/01/2054	5,124,294
1,555,000	6.25%, 06/01/2055	1,716,600
	Michigan Strategic Fund, MI, Rev
2,600,000	3.35%, 10/01/2049(1)	2,588,027
2,620,000	3.88%, 06/01/2053(1)	2,639,161
70,000	State of Michigan, MI, Rev 5.00%, 03/15/2027	73,060
	Utica Community Schools, MI, GO,
2,755,000	(Q-SBLF) 5.00%, 05/01/2036	3,129,091
1,500,000	(Q-SBLF) 5.00%, 05/01/2037	1,695,779
1,230,000	(Q-SBLF) 5.00%, 05/01/2038	1,382,032
1,515,000	(Q-SBLF) 5.00%, 05/01/2039	1,688,498
2,465,000	Wayne County Airport Auth, MI, Rev 5.00%, 12/01/2030	2,479,110
		83,760,375
	Minnesota - 0.3%
1,180,000	Duluth Independent School Dist No. 709, MN, COP, (SD CRED PROG) 4.00%, 02/01/2027	1,188,969
1,881,589	Freddie Mac Multifamily ML Certificates, MN, Rev 2.54%, 06/25/2037	1,588,936
	Minneapolis-St. Paul Metropolitan Airports Commission, MN, Rev
1,000,000	5.00%, 01/01/2035	1,064,066
1,000,000	5.00%, 01/01/2036	1,060,553
1,000,000	5.00%, 01/01/2037	1,057,235
340,000	Minnesota Housing Finance Agency, MN, Rev, (FHLMC), (FNMA), (GNMA) 1.55%, 07/01/2025	336,610
		6,296,369
	Mississippi - 0.4%
	State of Mississippi Gaming Tax, MS, Rev
1,000,000	5.00%, 10/15/2025	1,013,881
2,450,000	5.00%, 10/15/2029	2,474,202

145

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.1% - (continued)
	Mississippi - 0.4% - (continued)
$ 2,600,000	5.00%, 10/15/2037	$2,700,599
2,000,000	State of Mississippi, MS, Rev 5.00%, 10/01/2049	2,112,603
		8,301,285
	Missouri - 0.3%
	City of St. Louis Airport, MO, Rev
540,000	5.00%, 07/01/2030	566,789
1,000,000	(AGM) 5.00%, 07/01/2038	1,123,546
1,900,000	(AGM) 5.00%, 07/01/2039	2,118,613
1,000,000	(AGM) 5.00%, 07/01/2047	1,016,730
1,255,000	St. Louis County Industrial Dev Auth, MO, Rev 5.00%, 09/01/2026	1,269,496
1,000,000	Stone Canyon Community Improvement Dist, MO, Rev 5.75%, 04/01/2027(6)	280,000
		6,375,174
	Montana - 0.2%
	Montana Board of Housing, MT, Rev
115,000	3.50%, 12/01/2042	114,660
635,000	4.00%, 12/01/2043	636,596
2,500,000	Montana Facility Finance Auth, MT, Rev 5.00%, 02/15/2028	2,580,906
		3,332,162
	Nebraska - 1.3%
	Central Plains Energy Project, NE, Rev
1,000,000	4.00%, 12/01/2049(1)	1,002,273
210,000	5.00%, 09/01/2025	211,756
3,325,000	5.00%, 09/01/2028	3,462,999
1,530,000	5.00%, 09/01/2033	1,641,248
3,890,000	5.00%, 09/01/2042	4,218,976
5,115,000	5.00%, 05/01/2054(1)	5,356,099
4,300,000	County of Washington, NE, Rev 0.90%, 09/01/2030(1)	4,241,634
2,000,000	Nebraska Investment Finance Auth, NE, Rev, (FHLMC), (FNMA), (GNMA) 5.00%, 03/01/2049	2,030,370
	Omaha Airport Auth, NE, Rev,
1,300,000	(AGC) 5.00%, 12/15/2034	1,423,996
2,165,000	(AGC) 5.00%, 12/15/2035	2,361,028
		25,950,379
	Nevada - 0.6%
	City of Las Vegas Special Improvement Dist Nos. 808 & 810, NV, Special Assessment
230,000	5.00%, 06/01/2027	230,120
255,000	5.00%, 06/01/2028	255,121
445,000	5.00%, 06/01/2029	445,165
	City of North Las Vegas, NV, Special Assessment
445,000	4.50%, 06/01/2039	429,764
675,000	4.63%, 06/01/2043	647,395
910,000	4.63%, 06/01/2049	847,859
250,000	City of Reno, NV, Rev 5.00%, 06/01/2026	255,892
	Clark County School Dist, NV, GO
830,000	5.00%, 06/15/2026	844,281
1,000,000	5.00%, 06/15/2028	1,055,354
	Las Vegas Convention & Visitors Auth, NV, Rev
1,900,000	5.00%, 07/01/2029	1,950,899
2,995,000	5.00%, 07/01/2037	3,291,100
750,000	5.00%, 07/01/2043	773,879
		11,026,829
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.1% - (continued)
	New Hampshire - 0.1%
$ 1,320,000	New Hampshire Business Finance Auth, NH, Rev 4.00%, 01/01/2041	$1,202,562
	New Jersey - 2.4%
	New Jersey Educational Facs Auth, NJ, Rev,
500,000	(AGM) 5.00%, 07/01/2035	573,186
500,000	(AGM) 5.00%, 07/01/2036	570,760
1,000,000	(AGM) 5.00%, 07/01/2040	1,111,025
1,345,000	(AGM) 5.00%, 07/01/2041	1,489,261
1,500,000	(AGM) 5.00%, 07/01/2042	1,655,179
	New Jersey Higher Education Student Assistance Auth, NJ, Rev
1,420,000	5.00%, 12/01/2025	1,437,497
1,000,000	5.00%, 12/01/2026	1,025,710
	New Jersey Transportation Trust Fund Auth, NJ, Rev,
5,000,000	(AGM) 0.00%, 12/15/2032(5)	3,783,882
2,335,000	4.13%, 06/15/2055	2,230,495
1,355,000	5.00%, 06/15/2032	1,522,700
14,000,000	5.00%, 06/15/2033	15,880,134
1,040,000	5.00%, 06/15/2034	1,189,477
2,500,000	5.00%, 06/15/2036	2,848,559
6,780,000	New Jersey Turnpike Auth, NJ, Rev 5.00%, 01/01/2042	7,422,581
2,870,000	Tobacco Settlement Financing Corp., NJ, Rev 5.00%, 06/01/2029	2,987,256
		45,727,702
	New Mexico - 0.2%
1,295,000	City of Santa Fe, NM, Rev 5.00%, 05/15/2049	1,267,099
3,020,000	New Mexico Mortgage Finance Auth, NM, Rev, (FHLMC), (FNMA), (GNMA) 6.50%, 09/01/2054	3,329,528
		4,596,627
	New York - 9.4%
	City of New York, NY, GO
785,000	4.00%, 03/01/2038	798,212
2,500,000	5.00%, 09/01/2030	2,770,168
675,000	5.00%, 09/01/2031	756,230
5,000,000	Empire State Dev Corp., NY, Rev 4.00%, 03/15/2038	5,083,157
7,500,000	Long Island Power Auth, NY, Rev 0.85%, 09/01/2050(1)	7,383,898
845,000	Metropolitan Transportation Auth Dedicated Tax Fund, NY, Rev 5.00%, 11/15/2036	868,954
	Metropolitan Transportation Auth, NY, Rev
370,000	0.00%, 11/15/2027(5)	335,943
1,000,000	5.00%, 11/15/2030	1,103,899
1,025,000	5.00%, 11/15/2032	1,114,635
9,005,000	5.00%, 11/15/2045(1)	9,566,342
1,025,000	5.00%, 11/15/2048	1,051,238
1,000,000	New York City Housing Dev Corp., NY, Rev 4.38%, 12/15/2031	1,017,195
2,750,000	New York City Industrial Dev Agency, NY, Rev, (AGM) 3.00%, 01/01/2039	2,381,927
30,000,000	New York City Municipal Water Finance Auth, NY, Rev 1.55%, 06/15/2045(1)	30,000,000

146

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.1% - (continued)
	New York - 9.4% - (continued)
$ 1,000,000	New York City Transitional Finance Auth Building Aid, NY, Rev, (ST AID WITHHLDG) 5.00%, 07/15/2026	$1,021,268
3,000,000	New York City Transitional Finance Auth, Future Tax Secured, NY, Rev 4.00%, 11/01/2036	3,052,077
	New York City Transitional Finance Auth, NY, Rev
3,340,000	5.00%, 05/01/2033	3,807,786
5,000,000	5.00%, 05/01/2035	5,682,628
4,000,000	5.00%, 05/01/2036	4,531,084
2,800,000	5.00%, 05/01/2037	3,153,169
1,750,000	5.00%, 02/01/2038	1,968,244
	New York Liberty Dev Corp., NY, Rev
2,370,000	0.95%, 11/15/2027	2,157,841
2,145,000	1.20%, 11/15/2028	1,908,408
2,035,000	2.75%, 02/15/2044	1,520,479
14,775,000	5.00%, 11/15/2044(3)	14,785,221
2,300,000	5.15%, 11/15/2034(3)	2,302,227
	New York State Dormitory Auth, NY, Rev
27,275,000	3.00%, 03/15/2041	22,907,918
2,500,000	5.00%, 03/15/2033	2,564,136
3,500,000	5.00%, 03/15/2034	4,079,650
1,750,000	5.00%, 03/15/2035	2,056,723
7,500,000	5.00%, 03/15/2036	8,246,913
1,195,000	(AGM), (ST AID WITHHLDG) 5.00%, 10/01/2037	1,325,663
1,000,000	(AGM), (ST AID WITHHLDG) 5.00%, 10/01/2039	1,094,153
1,000,000	New York State Thruway Auth, NY, Rev 4.00%, 01/01/2037	994,510
	New York Transportation Dev Corp., NY, Rev,
1,230,000	(AGC) 0.00%, 12/31/2054(1)(7)	766,783
265,000	5.00%, 12/01/2025	268,347
4,990,000	(AGM) 5.00%, 06/30/2049	5,144,686
	Port Auth of New York & New Jersey, NY, Rev
1,000,000	5.00%, 10/15/2028	1,009,488
2,635,000	5.00%, 10/15/2035	2,656,721
1,000,000	5.00%, 01/15/2036	1,076,851
1,500,000	5.00%, 12/01/2036	1,620,475
1,125,000	5.00%, 01/15/2037	1,207,196
1,460,000	5.00%, 12/01/2037	1,568,067
1,000,000	5.00%, 01/15/2038	1,067,037
1,000,000	5.00%, 12/01/2038	1,068,683
1,455,000	5.00%, 08/01/2039	1,539,829
1,880,000	5.25%, 08/01/2040	2,016,307
	Triborough Bridge & Tunnel Auth, NY, Rev
1,325,000	0.00%, 11/15/2031(5)	1,036,413
3,750,000	5.00%, 11/15/2041	4,103,279
2,000,000	TSASC, Inc., NY, Rev 5.00%, 06/01/2026	2,038,673
	Westchester County Local Dev Corp., NY, Rev
750,000	5.00%, 07/01/2038	806,193
590,000	(AGM) 5.75%, 11/01/2049	650,918
		183,037,842
	North Carolina - 0.6%
	North Carolina Housing Finance Agency, NC, Rev,
690,000	(FHLMC), (FNMA), (GNMA) 3.60%, 01/01/2046	600,039
690,000	4.00%, 07/01/2047	691,270
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.1% - (continued)
	North Carolina - 0.6% - (continued)
$ 1,320,000	(FHLMC), (FNMA), (GNMA) 6.25%, 01/01/2055	$1,435,832
	North Carolina Medical Care Commission, NC, Rev
245,000	4.00%, 01/01/2026	243,086
765,000	4.25%, 09/01/2028	765,230
565,000	5.00%, 01/01/2027	565,663
795,000	5.00%, 01/01/2028	795,356
275,000	5.00%, 01/01/2029	275,173
1,050,000	5.00%, 01/01/2039	1,005,510
3,670,000	5.00%, 01/01/2044	3,705,372
1,165,000	5.50%, 09/01/2054	1,171,317
1,000,000	Raleigh Durham Airport Auth, NC, Rev 5.00%, 05/01/2030	1,031,744
		12,285,592
	North Dakota - 0.2%
	North Dakota Housing Finance Agency, ND, Rev
1,015,000	5.50%, 07/01/2031	1,130,518
2,895,000	6.25%, 01/01/2055	3,235,933
		4,366,451
	Ohio - 1.5%
	American Municipal Power, Inc., OH, Rev
1,000,000	4.00%, 02/15/2038	1,005,010
500,000	5.00%, 02/15/2025	500,325
300,000	5.00%, 02/15/2026	306,129
8,085,000	Buckeye Tobacco Settlement Financing Auth, OH, Rev 5.00%, 06/01/2055	7,271,927
380,000	County of Allen Hospital Facs, OH, Rev 5.00%, 12/01/2030	414,470
430,000	County of Hamilton Sales Tax, OH, Rev 5.00%, 12/01/2027	455,620
6,565,000	Jefferson County Port Auth, OH, Rev 5.00%, 12/01/2053(1)(3)	6,655,551
5,605,000	Ohio Air Quality Dev Auth, OH, Rev 4.00%, 09/01/2030(1)	5,658,946
	Ohio Housing Finance Agency, OH, Rev,
2,250,000	(FHLMC), (FNMA), (GNMA) 3.25%, 09/01/2052	2,216,664
425,000	(FHLMC), (FNMA), (GNMA) 6.00%, 03/01/2030	479,142
315,000	(FHLMC), (FNMA), (GNMA) 6.00%, 09/01/2030	358,547
215,000	(FHLMC), (FNMA), (GNMA) 6.00%, 09/01/2031	247,804
	Port of Greater Cincinnati Dev Auth, OH, Rev,
400,000	(AGM) 5.25%, 12/01/2048	426,519
510,000	(AGM) 5.25%, 12/01/2053	538,034
500,000	(AGM) 5.25%, 12/01/2058	526,735
400,000	(AGM) 5.25%, 12/01/2063	421,388
1,910,000	State of Ohio, OH, Rev 2.75%, 01/01/2052(1)	1,870,879
		29,353,690
	Oklahoma - 0.5%
	Canadian County Educational Facs Auth, OK, Rev
2,680,000	5.00%, 09/01/2032	2,958,818
1,030,000	5.00%, 09/01/2033	1,143,546
	Grand River Dam Auth, OK, Rev
1,040,000	5.00%, 06/01/2041	1,143,178
1,390,000	5.00%, 06/01/2042	1,516,627
	Oklahoma Turnpike Auth, OK, Rev
1,000,000	5.00%, 01/01/2040(2)	1,101,708

147

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.1% - (continued)
	Oklahoma - 0.5% - (continued)
$ 1,000,000	5.00%, 01/01/2041(2)	$1,092,893
1,000,000	5.00%, 01/01/2042(2)	1,084,232
		10,041,002
	Oregon - 1.6%
1,665,000	Benton & Linn Counties Consolidated School Dist No. 509J & 509A Corvallis, OR, GO, (SCH BD GTY) 5.00%, 06/15/2038(1)(7)	1,737,276
	Clackamas & Washington Counties School Dist No. 3, OR, GO,
2,500,000	(SCH BD GTY) 0.00%, 06/15/2036(5)	1,590,256
405,000	(SCH BD GTY) 0.00%, 06/15/2037(5)	244,704
500,000	(SCH BD GTY) 0.00%, 06/15/2039(5)	270,414
10,420,000	Columbia County School Dist No. 502, OR, GO, (SCH BD GTY) 0.00%, 06/15/2050(5)	2,743,134
625,000	Jackson County School Dist No. 4, OR, GO, (SCH BD GTY) 0.00%, 06/15/2034(5)	426,155
1,105,000	Marion County School Dist No. 15 North Marion, OR, GO, (SCH BD GTY) 0.00%, 06/15/2037(5)	649,309
850,000	Multnomah & Clackamas Counties School Dist No. 10JT Gresham-Barlow, OR, GO, (SCH BD GTY) 0.00%, 06/15/2038(5)	475,385
	Port of Portland Airport, OR, Rev
3,000,000	4.00%, 07/01/2035	3,005,681
3,650,000	5.00%, 07/01/2035	3,935,487
2,200,000	5.00%, 07/01/2036	2,363,024
2,000,000	5.00%, 07/01/2037	2,135,298
1,790,000	5.00%, 07/01/2038	1,908,692
2,800,000	5.00%, 07/01/2044	2,851,728
	Salem Hospital Facility Auth, OR, Rev
910,000	5.00%, 05/15/2038	919,598
720,000	5.00%, 05/15/2048	705,774
2,080,000	State of Oregon Housing & Community Services Department, OR, Rev 4.50%, 01/01/2049	2,091,536
	Umatilla County School Dist No. 8R Hermiston, OR, GO,
1,500,000	(SCH BD GTY) 0.00%, 06/15/2036(5)	949,911
1,600,000	(SCH BD GTY) 0.00%, 06/15/2037(5)	965,560
1,790,000	(SCH BD GTY) 0.00%, 06/15/2038(5)	1,022,283
		30,991,205
	Pennsylvania - 4.1%
840,000	Adams County General Auth, PA, Rev 3.60%, 06/01/2029	829,336
	Allegheny County Airport Auth, PA, Rev,
2,000,000	(AGM) 5.00%, 01/01/2035	2,158,095
1,000,000	(AGM) 5.25%, 01/01/2036	1,094,787
225,000	City of Philadelphia Redev Auth, PA, Rev 5.00%, 04/15/2025	225,840
	City of Philadelphia Water & Wastewater, PA, Rev,
1,690,000	(AGM) 5.00%, 09/01/2036	1,902,785
2,680,000	(AGM) 5.00%, 09/01/2037	2,999,782
1,135,000	(AGM) 5.00%, 09/01/2038	1,267,689
12,000,000	Coatesville School Dist, PA, GO, (BAM), (ST AID WITHHLDG) 5.25%, 11/15/2037	12,797,996
	Commonwealth Financing Auth, PA, Rev
4,230,000	5.00%, 06/01/2026	4,280,951
125,000	5.00%, 06/01/2028	132,642
1,070,000	5.00%, 06/01/2029	1,133,535
145,000	5.00%, 06/01/2031	153,214
	Doylestown Hospital Auth, PA, Rev
555,000	5.00%, 07/01/2031(3)	585,039
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.1% - (continued)
	Pennsylvania - 4.1% - (continued)
$ 2,015,000	5.38%, 07/01/2039(3)	$2,175,747
2,000,000	General Auth of Southcentral Pennsylvania, PA, Rev 5.00%, 06/01/2034	2,261,867
2,410,000	Harrisburg School Dist, PA, GO, (AGM), (ST AID WITHHLDG) 5.00%, 11/15/2026	2,500,361
2,000,000	Hempfield Area School Dist, PA, GO, (AGM), (ST AID WITHHLDG) 5.00%, 03/15/2048	2,092,283
	Hospitals & Higher Education Facs Auth of Philadelphia, PA, Rev,
1,000,000	(AGM) 4.00%, 07/01/2039	986,679
2,290,000	(AGM) 5.00%, 07/01/2036	2,463,637
2,415,000	(AGM) 5.00%, 07/01/2037	2,583,366
515,000	Lancaster County Hospital Auth, PA, Rev 5.00%, 07/01/2025	515,133
	Lancaster Industrial Dev Auth, PA, Rev
1,250,000	4.00%, 07/01/2051	1,086,630
1,750,000	4.00%, 07/01/2056	1,477,545
	Montgomery County Industrial Dev Auth, PA, Rev
1,760,000	5.00%, 12/01/2044	1,770,968
2,455,000	5.00%, 12/01/2046	2,439,989
	Pennsylvania Economic Dev Financing Auth Parking System, PA, Rev,
1,035,000	(AGM) 5.00%, 01/01/2038	1,101,846
1,205,000	(AGM) 5.00%, 01/01/2039	1,271,792
1,210,000	(AGM) 5.00%, 01/01/2040	1,271,567
	Pennsylvania Higher Education Assistance Agency, PA, Rev
485,000	5.00%, 06/01/2029	509,112
500,000	5.00%, 06/01/2033	531,869
	Pennsylvania Higher Educational Facs Auth, PA, Rev,
2,500,000	(AGC) 4.25%, 11/01/2051	2,393,443
1,500,000	5.00%, 05/01/2025	1,506,109
920,000	5.00%, 05/01/2032	940,553
2,705,000	Pennsylvania Housing Finance Agency, PA, Rev 5.50%, 10/01/2053	2,849,810
	Pennsylvania Turnpike Commission, PA, Rev
500,000	5.00%, 12/01/2027	512,104
755,000	5.00%, 12/01/2042	773,092
1,885,000	5.25%, 12/01/2052	2,029,360
195,000	Pittsburgh Water & Sewer Auth, PA, Rev, (AGM) 5.00%, 09/01/2032	209,216
	School Dist of Philadelphia, PA, GO,
2,415,000	(ST AID WITHHLDG) 5.00%, 09/01/2025	2,442,050
1,000,000	(ST AID WITHHLDG) 5.00%, 09/01/2027	1,045,269
1,245,000	(ST AID WITHHLDG) 5.25%, 09/01/2036	1,395,203
2,255,000	(ST AID WITHHLDG) 5.25%, 09/01/2037	2,542,469
	School Dist of the City of Erie, PA, GO,
2,440,000	(AGM), (ST AID WITHHLDG) 5.00%, 04/01/2028	2,572,181
105,000	(AGM), (ST AID WITHHLDG) 5.00%, 04/01/2029	112,217
1,500,000	Wilkes-Barre Area School Dist, PA, GO, (BAM), (ST AID WITHHLDG) 5.00%, 04/15/2059	1,526,038
		79,451,196
	Puerto Rico - 2.1%
19,135,754	Commonwealth of Puerto Rico, PR, GO 5.63%, 07/01/2027	19,947,998
	Puerto Rico Sales Tax Financing Corp., PR, Rev
6,331,000	0.00%, 07/01/2029(5)	5,419,635

148

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.1% - (continued)
	Puerto Rico - 2.1% - (continued)
$ 10,000,000	4.33%, 07/01/2040	$9,909,344
4,750,000	5.00%, 07/01/2058	4,748,555
		40,025,532
	Rhode Island - 1.7%
	Providence Public Building Auth, RI, Rev,
1,100,000	(AGC) 5.25%, 09/15/2040	1,220,139
1,500,000	(AGC) 5.25%, 09/15/2041	1,654,238
2,000,000	(AGC) 5.25%, 09/15/2042	2,194,937
	Rhode Island Health & Educational Building Corp., RI, Rev,
2,700,000	(AGM) 5.00%, 05/15/2027	2,715,150
2,020,000	(AGM) 5.00%, 05/15/2028	2,113,230
2,000,000	5.00%, 05/15/2036	2,216,055
1,200,000	5.00%, 05/15/2038	1,314,789
2,335,000	(AGM), (ST AID WITHHLDG) 5.00%, 05/15/2038	2,581,086
4,165,000	(AGM), (ST AID WITHHLDG) 5.00%, 05/15/2039	4,570,029
1,800,000	(AGM), (ST AID WITHHLDG) 5.00%, 05/15/2040	1,962,843
2,490,000	(AGM), (ST AID WITHHLDG) 5.00%, 05/15/2041	2,689,253
1,210,000	(AGM), (ST AID WITHHLDG) 5.00%, 05/15/2042	1,301,130
1,400,000	(BAM), (ST AID WITHHLDG) 5.25%, 05/15/2040	1,554,932
1,650,000	(BAM), (ST AID WITHHLDG) 5.25%, 05/15/2041	1,819,206
	Rhode Island Student Loan Auth, RI, Rev
225,000	5.00%, 12/01/2027	232,210
1,000,000	5.00%, 12/01/2028	1,038,327
1,250,000	5.00%, 12/01/2030	1,320,685
		32,498,239
	South Carolina - 1.9%
3,965,000	County of Lancaster, SC, Special Assessment 0.00%, 11/01/2039(5)	1,173,547
3,615,000	Patriots Energy Group Financing Agency, SC, Rev 5.25%, 02/01/2054(1)	3,892,111
	South Carolina Jobs-Economic Dev Auth, SC, Rev
4,355,000	5.00%, 05/01/2029	4,578,441
2,000,000	5.00%, 11/01/2038	2,213,357
1,375,000	5.00%, 05/01/2048	1,389,006
	South Carolina Ports Auth, SC, Rev
1,420,000	4.00%, 07/01/2034	1,414,034
1,240,000	5.00%, 07/01/2029	1,310,423
1,100,000	5.00%, 07/01/2030	1,159,699
3,190,000	5.00%, 07/01/2031	3,358,109
1,900,000	5.00%, 07/01/2032	1,971,566
1,000,000	5.00%, 07/01/2033	1,034,348
	South Carolina Public Service Auth, SC, Rev
3,500,000	4.00%, 12/01/2036	3,511,286
1,000,000	5.00%, 12/01/2026	1,035,471
	South Carolina State Housing Finance & Dev Auth, SC, Rev
4,770,000	5.75%, 01/01/2054	5,166,028
3,295,000	(FHLMC), (FNMA), (GNMA) 6.50%, 07/01/2055	3,763,502
		36,970,928
	South Dakota - 1.2%
	South Dakota Housing Dev Auth, SD, Rev
1,000,000	2.50%, 11/01/2042	739,514
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.1% - (continued)
	South Dakota - 1.2% - (continued)
$ 3,350,000	3.00%, 11/01/2052	$3,275,031
260,000	3.50%, 11/01/2046	259,670
195,000	4.00%, 11/01/2047	195,351
6,095,000	(FHLMC), (FNMA), (GNMA) 6.00%, 05/01/2054	6,507,272
5,880,000	(FHLMC), (FNMA), (GNMA) 6.00%, 11/01/2054	6,331,780
5,000,000	(FHLMC), (FNMA), (GNMA) 6.25%, 11/01/2055	5,608,132
		22,916,750
	Tennessee - 0.4%
	Knox County Health Educational & Housing Facility Board, TN, Rev,
1,000,000	(BAM) 5.50%, 07/01/2054	1,071,272
1,000,000	(BAM) 5.50%, 07/01/2059	1,067,925
	Metropolitan Nashville Airport Auth, TN, Rev
1,000,000	5.50%, 07/01/2038	1,100,669
1,000,000	5.50%, 07/01/2039	1,093,961
570,000	Tennessee Energy Acquisition Corp., TN, Rev 5.25%, 09/01/2026	579,372
	Tennessee Housing Dev Agency, TN, Rev
385,000	3.50%, 07/01/2045	383,965
215,000	3.50%, 01/01/2047	214,377
1,265,000	4.00%, 01/01/2049	1,269,175
		6,780,716
	Texas - 10.2%
	Allen Independent School Dist, TX, GO,
1,815,000	(PSF-GTD) 5.00%, 02/15/2035(2)	2,066,554
1,935,000	(PSF-GTD) 5.00%, 02/15/2036(2)	2,194,007
	Arlington Higher Education Finance Corp., TX, Rev,
1,080,000	(PSF-GTD) 5.00%, 02/15/2035	1,176,027
1,000,000	(PSF-GTD) 5.00%, 02/15/2038	1,079,229
2,505,000	(PSF-GTD) 5.00%, 08/15/2038	2,705,286
2,000,000	Board of Regents of the University of Texas System, TX, Rev 4.00%, 08/15/2049	1,908,931
1,050,000	Boerne Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/01/2054(1)	1,073,342
3,000,000	Canton Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2054	2,830,580
	Central Texas Regional Mobility Auth, TX, Rev
720,000	4.00%, 01/01/2037	728,916
1,000,000	5.00%, 01/01/2033	1,089,564
1,000,000	5.00%, 01/01/2036	1,079,063
1,000,000	5.00%, 01/01/2046	1,044,529
	Central Texas Turnpike System, TX, Rev
4,425,000	5.00%, 08/15/2037	4,981,417
4,640,000	5.00%, 08/15/2038	5,193,166
1,000,000	City of Arlington, TX, Special Tax, (AGM) 5.00%, 02/15/2034	1,000,683
	City of Austin Airport System, TX, Rev
595,000	5.00%, 11/15/2026	611,527
1,125,000	5.00%, 11/15/2028	1,149,336
560,000	5.00%, 11/15/2030	571,681
	City of Dallas Hotel Occupancy Tax, TX, Rev
2,015,000	4.00%, 08/15/2031	2,022,013
1,075,000	4.00%, 08/15/2033	1,076,306
1,250,000	4.00%, 08/15/2034	1,250,049
	City of Garland Electric Utility System, TX, Rev,
500,000	(AGC) 5.00%, 03/01/2033	561,835

149

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.1% - (continued)
	Texas - 10.2% - (continued)
$ 500,000	(AGC) 5.00%, 03/01/2034	$565,924
	City of Houston Hotel Occupancy Tax & Special, TX, Rev,
1,060,000	(AGM), (AMBAC) 0.00%, 09/01/2025(5)	1,040,260
1,285,000	(AGM), (AMBAC) 0.00%, 09/01/2030(5)	1,045,753
330,000	(AMBAC) 0.00%, 09/01/2033(5)	232,391
	City of San Antonio Electric & Gas Systems, TX, Rev
3,685,000	1.75%, 02/01/2049(1)	3,627,466
1,355,000	5.00%, 02/01/2038	1,467,767
1,170,000	5.00%, 02/01/2039	1,297,017
	Clear Creek Independent School Dist, TX, GO,
3,530,000	(PSF-GTD) 3.60%, 02/15/2035(1)	3,539,979
2,000,000	(PSF-GTD) 5.00%, 02/15/2032	2,251,981
	Clifton Higher Education Finance Corp., TX, Rev,
1,000,000	(PSF-GTD) 4.00%, 08/15/2029	1,016,308
1,050,000	(PSF-GTD) 4.00%, 08/15/2030	1,061,760
500,000	(PSF-GTD) 4.00%, 08/15/2031	505,467
1,000,000	(PSF-GTD) 5.00%, 08/15/2037	1,102,030
1,000,000	(PSF-GTD) 5.00%, 08/15/2038	1,093,906
1,500,000	Crowley Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/01/2033	1,704,807
	Cypress-Fairbanks Independent School Dist, TX, GO,
2,150,000	(PSF-GTD) 5.00%, 02/15/2036	2,410,520
1,120,000	(PSF-GTD) 5.00%, 02/15/2037	1,249,429
1,000,000	Dallas Area Rapid Transit, TX, Rev 5.00%, 12/01/2030	1,017,996
10,000,000	Dallas Fort Worth International Airport, TX, Rev 5.00%, 11/01/2031	10,821,546
	East Montgomery County Improvement Dist Sales Tax, TX, Rev,
1,000,000	(AGC) 5.00%, 08/15/2040	1,085,048
1,000,000	(AGC) 5.00%, 08/15/2041	1,078,549
9,000,000	Grand Parkway Transportation Corp., TX, Rev 5.00%, 10/01/2052(1)	9,468,454
1,500,000	Grapevine-Colleyville Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 08/15/2027	1,516,016
2,160,000	Harris County Industrial Dev Corp., TX, Rev 4.05%, 11/01/2050(1)	2,153,680
	Harris County-Houston Sports Auth, TX, Rev,
3,350,000	(AGC) 5.00%, 11/15/2028	3,554,643
3,485,000	(AGC) 5.00%, 11/15/2029	3,741,420
1,755,000	(AGC) 5.00%, 11/15/2030	1,905,656
	Hidalgo County Regional Mobility Auth, TX, Rev
500,000	5.00%, 12/01/2034	530,974
1,000,000	5.00%, 12/01/2035	1,058,511
1,000,000	5.00%, 12/01/2036	1,053,989
	Joshua Independent School Dist, TX, GO,
1,600,000	(PSF-GTD) 5.00%, 08/15/2036	1,790,887
500,000	(PSF-GTD) 5.00%, 08/15/2037	556,843
	Katy Independent School Dist, TX, GO,
1,725,000	(PSF-GTD) 5.00%, 02/15/2043	1,860,964
1,315,000	(PSF-GTD) 5.00%, 02/15/2044	1,411,124
1,500,000	Kerrville Health Facs Dev Corp., TX, Rev 5.00%, 08/15/2035	1,508,953
4,165,000	Lower Colorado River Auth, TX, Rev, (AGC) 5.00%, 05/15/2044	4,481,649
	Melissa Independent School Dist, TX, GO,
1,490,000	(PSF-GTD) 5.00%, 02/01/2039	1,655,677
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.1% - (continued)
	Texas - 10.2% - (continued)
$ 500,000	(PSF-GTD) 5.00%, 02/01/2041	$548,693
	New Hope Cultural Education Facs Finance Corp., TX, Rev
3,375,000	5.00%, 11/01/2031	3,203,703
1,000,000	5.00%, 11/01/2046	826,962
	North Texas Tollway Auth, TX, Rev
10,000,000	4.13%, 01/01/2040	10,048,420
1,200,000	5.00%, 01/01/2035	1,215,516
2,500,000	Northside Independent School Dist, TX, GO, (PSF-GTD) 3.45%, 08/01/2054(1)	2,511,694
	Pasadena Independent School Dist, TX, GO,
1,000,000	(PSF-GTD) 5.00%, 02/15/2037	1,119,484
1,000,000	(PSF-GTD) 5.00%, 02/15/2038	1,114,256
	Richardson Independent School Dist, TX, GO,
450,000	(PSF-GTD) 5.00%, 02/15/2037	502,674
700,000	(PSF-GTD) 5.00%, 02/15/2038	777,454
1,200,000	(PSF-GTD) 5.00%, 02/15/2039	1,321,573
	Sherman Independent School Dist, TX, GO,
4,000,000	(PSF-GTD) 5.00%, 02/15/2041	4,374,917
3,510,000	(PSF-GTD) 5.00%, 02/15/2042	3,816,528
4,490,000	(PSF-GTD) 5.00%, 02/15/2043	4,855,875
1,075,000	Southwest Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/01/2034	1,194,921
1,000,000	Spring Branch Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/01/2026	1,001,636
	State of Texas, TX, GO
18,010,000	2.30%, 12/01/2050(1)	18,010,000
1,500,000	4.00%, 08/01/2029	1,505,210
1,085,000	4.00%, 08/01/2030	1,088,500
	Texas Department of Housing & Community Affairs, TX, Rev,
1,500,000	(GNMA) 2.25%, 07/01/2041	1,071,761
7,270,000	(GNMA) 3.00%, 03/01/2050	5,246,280
1,080,000	Texas Department of Transportation State Highway Fund, TX, Rev 0.43%, 04/01/2025	1,073,937
1,080,000	Texas Municipal Gas Acquisition & Supply Corp. I, TX, Rev 6.25%, 12/15/2026	1,116,080
	Texas Municipal Gas Acquisition & Supply Corp. III, TX, Rev
3,670,000	5.00%, 12/15/2030	3,869,013
3,230,000	5.00%, 12/15/2032	3,431,624
3,500,000	Texas Municipal Gas Acquisition & Supply Corp. V, TX, Rev 5.00%, 01/01/2055(1)	3,717,047
1,755,000	Texas Transportation Commission State Highway 249 System, TX, Rev 0.00%, 08/01/2038(5)	955,864
3,185,000	Tomball Independent School Dist, TX, GO, (PSF-GTD) 3.88%, 02/15/2036	3,207,253
		197,586,260
	Utah - 0.7%
490,000	County of Salt Lake, UT, Rev, (AMBAC) 5.13%, 02/15/2033	494,805
	Mida Mountain Village Public Infrastructure Dist, UT, Tax Allocation
500,000	5.13%, 06/15/2054(3)	487,268
1,375,000	5.50%, 06/15/2039(3)	1,404,075
1,500,000	6.00%, 06/15/2054(3)	1,555,111
	Utah Housing Corp., UT, Rev,
755,000	(FHA) 4.00%, 01/01/2045	755,786

150

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.1% - (continued)
	Utah - 0.7% - (continued)
$ 4,775,000	(FHLMC), (FNMA), (GNMA) 6.00%, 07/01/2053	$5,147,257
2,960,000	(FHLMC), (FNMA), (GNMA) 6.00%, 07/01/2054	3,271,334
		13,115,636
	Vermont - 0.0%
	Vermont Housing Finance Agency, VT, Rev
270,000	4.00%, 11/01/2046	269,743
245,000	(FHLMC), (FNMA), (GNMA) 4.00%, 05/01/2048	244,910
		514,653
	Virginia - 1.9%
	Arlington County Industrial Dev Auth, VA, Rev
880,000	5.00%, 07/01/2030	959,667
5,295,000	5.00%, 07/01/2053(1)	5,729,402
1,875,000	Henrico County Economic Dev Auth, VA, Rev 5.00%, 10/01/2047	1,936,652
1,175,000	James City County Economic Dev Auth, VA, Rev 5.25%, 12/01/2027	1,176,092
	Virginia Beach Dev Auth, VA, Rev
2,845,000	5.38%, 09/01/2029	2,921,661
2,500,000	7.00%, 09/01/2053	2,834,894
2,000,000	Virginia Commonwealth University Health System Auth, VA, Rev 5.25%, 07/01/2049	2,158,036
	Virginia Small Business Financing Auth, VA, Rev
3,000,000	4.00%, 01/01/2035	2,995,010
1,250,000	4.00%, 07/01/2035	1,245,935
1,000,000	4.00%, 01/01/2036	994,130
1,100,000	4.00%, 01/01/2037	1,087,618
1,470,000	5.00%, 01/01/2027	1,511,320
3,490,000	5.00%, 07/01/2034	3,695,702
5,000,000	5.00%, 01/01/2036	5,275,403
2,000,000	5.00%, 12/31/2042	2,068,732
1,000,000	5.00%, 12/31/2047	1,024,294
		37,614,548
	Washington - 2.2%
2,060,000	Chelan County Public Utility Dist No. 1, WA, Rev, (NPFG) 0.00%, 06/01/2028(5)	1,845,697
	Port of Seattle, WA, Rev
3,000,000	5.00%, 05/01/2033	3,069,676
4,400,000	5.25%, 07/01/2039	4,795,713
5,000,000	5.25%, 07/01/2040	5,452,413
4,415,000	Snohomish County School Dist No. 15 Edmonds, WA, GO, (SCH BD GTY) 5.00%, 12/01/2038	4,939,274
	State of Washington, WA, GO
3,000,000	5.00%, 07/01/2030	3,322,159
3,000,000	5.00%, 07/01/2031	3,367,579
13,475,000	5.00%, 02/01/2040	13,475,000
2,000,000	Washington Health Care Facs Auth, WA, Rev 5.00%, 03/01/2029	2,003,116
1,400,000	Washington State Housing Finance Commission, WA, Rev 5.00%, 01/01/2049(3)	1,297,617
		43,568,244
	West Virginia - 0.7%
13,000,000	West Virginia Economic Dev Auth, WV, Rev 3.75%, 12/01/2042(1)	13,017,762
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.1% - (continued)
	Wisconsin - 2.9%
	County of Milwaukee Airport, WI, Rev
$ 1,295,000	5.00%, 12/01/2034	$1,402,732
1,360,000	5.00%, 12/01/2037	1,453,043
	Public Finance Auth, WI, Rev
8,335,000	3.70%, 10/01/2046(1)	8,340,811
1,530,000	(AGM) 4.00%, 07/01/2050	1,392,908
2,165,000	4.00%, 10/01/2051	1,866,226
330,000	5.00%, 09/01/2025(3)	330,687
825,000	5.00%, 12/15/2034(3)	855,203
2,940,000	(AGM) 5.00%, 07/01/2035	3,043,032
1,050,000	(AGM) 5.00%, 07/01/2036	1,084,717
2,875,000	5.00%, 10/01/2043(3)	2,848,649
2,340,000	5.00%, 10/01/2044	2,384,699
2,000,000	5.00%, 10/01/2048(3)	1,928,365
1,250,000	5.00%, 12/15/2054(3)	1,212,554
1,060,000	5.25%, 11/15/2055	1,114,056
1,770,000	5.25%, 11/15/2061	1,843,261
	University of Wisconsin Hospitals & Clinics, WI, Rev
1,060,000	4.00%, 04/01/2036	1,076,889
1,595,000	4.00%, 04/01/2039	1,583,502
2,000,000	5.00%, 04/01/2049	2,107,470
2,200,000	Wisconsin Center Dist, WI, Rev, (AGM) 0.00%, 12/15/2031(5)	1,685,299
	Wisconsin Health & Educational Facs Auth, WI, Rev
3,000,000	5.00%, 11/15/2027	3,003,524
1,700,000	5.00%, 12/01/2028	1,701,166
7,275,000	5.00%, 11/01/2039	6,933,079
1,000,000	5.00%, 11/01/2054	890,261
1,000,000	5.75%, 08/15/2054	1,065,986
	Wisconsin Housing & Economic Dev Auth Home Ownership, WI, Rev
335,000	4.00%, 09/01/2045	335,265
825,000	(FHLMC), (FNMA), (GNMA) 5.50%, 03/01/2031	915,456
3,125,000	(FHLMC), (FNMA), (GNMA) 6.00%, 03/01/2055	3,396,827
		55,795,667
	Wyoming - 0.1%
	Wyoming Community Dev Auth, WY, Rev
255,000	4.00%, 12/01/2046	255,472
700,000	6.00%, 12/01/2054	761,757
		1,017,229
	Total Municipal Bonds (cost $1,865,110,954)	$1,846,433,623
U.S. GOVERNMENT AGENCIES - 0.1%
	Mortgage-Backed Agencies - 0.1%
	Federal Home Loan Mortgage Corp. - 0.1%
2,798,803	3.15%, 10/15/2036	$2,407,630
	Total U.S. Government Agencies (cost $2,845,546)	$2,407,630
	Total Long-Term Investments (cost $1,867,956,500)	$1,848,841,253

151

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.1%
	Repurchase Agreements - 1.1%
$ 21,297,689
Fixed Income Clearing Corp. Repurchase
Agreement dated 01/31/2025 at 4.34%,
due on 02/03/2025 with a maturity value
of $21,305,392; collateralized by
U.S. Treasury Note at 4.63%, maturing
06/15/2027, with a market value of
$21,723,839
			$21,297,689
	Total Short-Term Investments (cost $21,297,689)		$21,297,689
	Total Investments (cost $1,889,254,189)	96.3%	$1,870,138,942
	Other Assets and Liabilities	3.7%	72,761,638
	Net Assets	100.0%	$1,942,900,580
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(2)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $34,439,487 at January 31, 2025.
(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At January 31, 2025, the aggregate value of these securities was
$49,681,813, representing 2.6% of net assets.

(4)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2025. Base lending rates may be subject to a floor or cap.
(5)	Security is a zero-coupon bond.
(6)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(7)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$1,846,433,623	$—	$1,846,433,623	$—
U.S. Government Agencies	2,407,630	—	2,407,630	—
Short-Term Investments	21,297,689	—	21,297,689	—
Total	$1,870,138,942	$—	$1,870,138,942	$—

(1)	For the period ended January 31, 2025, there were no transfers in and out of Level 3.

152

Hartford Municipal Short Duration Fund
Schedule of Investments
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 97.9%
	Alabama - 7.0%
	Black Belt Energy Gas Dist, AL, Rev
$ 100,000	5.00%, 06/01/2027	$103,392
400,000	5.25%, 12/01/2027	416,693
300,000	5.25%, 12/01/2028	316,230
275,000	5.25%, 05/01/2055(1)	292,407
380,000	County of Jefferson Sewer, AL, Rev 5.00%, 10/01/2028	401,768
500,000	Lower Alabama Gas Dist, AL, Rev 5.00%, 09/01/2028	521,433
500,000	Southeast Alabama Gas Supply Dist, AL, Rev 5.00%, 04/01/2028	521,605
		2,573,528
	California - 4.8%
130,000	Bay Area Toll Auth, CA, Rev 2.55%, 04/01/2056, SIFMA Municipal Swap Index + 0.30%(2)	128,545
	California Community Choice Financing Auth, CA, Rev
400,000	4.00%, 08/01/2025	401,381
100,000	5.00%, 08/01/2031	108,665
95,000	5.00%, 12/01/2053(1)	99,027
200,000	California Enterprise Dev Auth, CA, Rev 5.00%, 08/01/2025	201,307
	City of Fontana, CA, Special Tax
100,000	3.00%, 09/01/2025	99,558
125,000	4.00%, 09/01/2026	125,899
120,000	4.00%, 09/01/2027	121,346
100,000	Foothill-Eastern Transportation Corridor Agency, CA, Rev 5.00%, 01/15/2027	103,810
350,000	Southern California Public Power Auth, CA, Rev 5.00%, 09/01/2030	371,559
		1,761,097
	Colorado - 1.1%
100,000	Baseline Metropolitan Dist No. 1, CO, GO, (AGC) 5.00%, 12/01/2026	102,945
200,000	Colorado Health Facs Auth, CO, Rev 5.00%, 11/01/2028	213,053
60,000	Regional Transportation Dist, CO, Rev 5.00%, 07/15/2025	60,414
30,000	University of Colorado, CO, Rev 2.00%, 06/01/2051(1)	29,685
		406,097
	Connecticut - 2.7%
500,000	City of New Haven, CT, GO, (AGC) 5.00%, 08/01/2030	548,219
55,000	Connecticut Housing Finance Auth, CT, Rev, (FHLMC), (FNMA), (GNMA) 4.00%, 05/15/2047	55,159
	Connecticut State Health & Educational Facs Auth, CT, Rev
230,000	1.10%, 07/01/2049(1)	229,843
180,000	2.80%, 07/01/2048(1)	179,301
		1,012,522
	District of Columbia - 1.4%
500,000	Metropolitan Washington Airports Auth, Aviation, DC, Rev 5.00%, 10/01/2029	531,924
	Florida - 3.0%
135,000	County of Osceola Transportation, FL, Rev 5.00%, 10/01/2025	136,225
125,000	Florida Dev Finance Corp., FL, Rev 5.00%, 04/01/2025	125,303
15,000	Lee County Industrial Dev Auth, FL, Rev 4.13%, 11/15/2029	15,049
360,000	Miami-Dade County Expressway Auth, FL, Rev, (BAM) 5.00%, 07/01/2025	361,188
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 97.9% - (continued)
	Florida - 3.0% - (continued)
$ 75,000	Village Community Dev Dist No. 13, FL, Special Assessment 1.80%, 05/01/2026	$73,279
	Village Community Dev Dist No. 15, FL, Special Assessment
300,000	3.75%, 05/01/2029(3)	297,967
100,000	4.25%, 05/01/2028(3)	100,762
		1,109,773
	Georgia - 4.3%
	Main Street Natural Gas, Inc., GA, Rev
855,000	4.00%, 03/01/2050(1)	857,168
200,000	5.00%, 03/01/2026	203,226
300,000	5.50%, 09/15/2025	303,488
	Municipal Electric Auth of Georgia, GA, Rev
100,000	5.00%, 07/01/2025	100,799
100,000	(AGM) 5.00%, 07/01/2029	108,095
		1,572,776
	Idaho - 0.3%
100,000	Idaho Health Facs Auth, ID, Rev 5.00%, 03/01/2027	104,193
	Illinois - 12.4%
75,000	Chicago Board of Education, IL, GO, (NPFG) 5.50%, 12/01/2026	75,839
500,000	Chicago Midway International Airport, IL, Rev, (BAM) 5.00%, 01/01/2029	526,502
300,000	Chicago O'Hare International Airport, IL, Rev 5.00%, 01/01/2028	312,454
300,000	Chicago Park Dist, IL, GO 5.00%, 01/01/2026	304,752
	Illinois Housing Dev Auth, IL, Rev,
325,000	(FHLMC), (FNMA), (GNMA) 5.25%, 10/01/2052	339,104
90,000	(FHLMC), (FNMA), (GNMA) 5.75%, 10/01/2053	95,783
85,000	Illinois State Toll Highway Auth, IL, Rev 5.00%, 01/01/2037	85,119
100,000	Kane County School Dist No. 131 Aurora East Side, IL, GO, (AGM) 5.00%, 12/01/2026	103,479
	Kendall Kane & Will Counties Community Unit School Dist No. 308, IL, GO,
225,000	(AGM) 0.00%, 02/01/2025(4)	225,000
205,000	(AGM) 5.00%, 02/01/2027	212,811
135,000	Regional Transportation Auth, IL, Rev, (NPFG) 6.50%, 07/01/2026	139,317
120,000	Sales Tax Securitization Corp., IL, Rev 5.00%, 01/01/2027	124,085
225,000	St. Clair County Community Unit School Dist No. 187 Cahokia, IL, GO, (AGM) 5.00%, 01/01/2028	235,884
	State of Illinois Sales Tax, IL, Rev
70,000	5.00%, 06/15/2026	71,547
400,000	5.00%, 06/15/2027	407,662
	State of Illinois, IL, GO
300,000	5.00%, 11/01/2025	304,160
250,000	5.00%, 03/01/2026	254,958
740,000	5.00%, 11/01/2028	773,464
		4,591,920
	Indiana - 1.4%
500,000	Indianapolis Local Public Improvement Bond Bank, IN, Rev 5.00%, 01/01/2027	514,022
	Louisiana - 1.7%
300,000	Louisiana Public Facs Auth, LA, Rev, (AGC) 5.00%, 08/01/2029	324,849

153

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 97.9% - (continued)
	Louisiana - 1.7% - (continued)
$ 200,000	New Orleans Aviation Board, LA, Rev 5.00%, 01/01/2028	$210,513
100,000	State of Louisiana Gasoline & Fuels Tax, LA, Rev 3.55%, 05/01/2043, 1 mo. USD SOFR + 0.50%(2)	99,738
		635,100
	Massachusetts - 1.6%
	Massachusetts Dev Finance Agency, MA, Rev
100,000	2.85%, 07/01/2049, SIFMA Municipal Swap Index + 0.60%(2)(3)	99,937
410,000	5.00%, 07/01/2025	412,467
90,000	5.00%, 01/01/2026	91,357
		603,761
	Michigan - 1.4%
235,000	Delton Kellogg Schools, MI, GO, (Q-SBLF) 5.00%, 05/01/2026	241,425
200,000	Detroit Downtown Dev Auth, MI, Tax Allocation 5.00%, 07/01/2030	216,695
50,000	Michigan Strategic Fund, MI, Rev 3.35%, 10/01/2049(1)	49,770
		507,890
	Minnesota - 1.4%
500,000	Minneapolis-St. Paul Metropolitan Airports Commission, MN, Rev 5.00%, 01/01/2030	528,996
	Mississippi - 0.8%
280,000	State of Mississippi Gaming Tax, MS, Rev 5.00%, 10/15/2026	285,206
	Nebraska - 2.3%
370,000	Central Plains Energy Project, NE, Rev 4.00%, 12/01/2049(1)	370,841
100,000	County of Washington, NE, Rev 0.90%, 09/01/2030(1)	98,643
70,000	Nebraska Investment Finance Auth, NE, Rev 4.00%, 09/01/2048	70,187
300,000	Nebraska Public Power Dist, NE, Rev 5.00%, 01/01/2026	306,038
		845,709
	Nevada - 0.3%
100,000	Clark County School Dist, NV, GO 5.00%, 06/15/2025	100,751
	New Jersey - 2.7%
	New Jersey Economic Dev Auth, NJ, Rev
55,000	5.00%, 03/01/2028	58,239
100,000	5.00%, 11/01/2028	107,125
415,000	New Jersey Transportation Trust Fund Auth, NJ, Rev 0.00%, 12/15/2026(4)	391,119
270,000	New Jersey Turnpike Auth, NJ, Rev, (AGM) 5.25%, 01/01/2026(5)	276,333
100,000	State of New Jersey, NJ, GO 5.00%, 06/01/2025	100,741
70,000	Tobacco Settlement Financing Corp., NJ, Rev 5.00%, 06/01/2025	70,316
		1,003,873
	New Mexico - 0.8%
	New Mexico Mortgage Finance Auth, NM, Rev,
25,000	(FHLMC), (FNMA), (GNMA) 3.75%, 03/01/2048	24,970
240,000	(FHLMC), (FNMA), (GNMA) 3.75%, 01/01/2050	239,865
50,000	(FHLMC), (FNMA), (GNMA) 4.00%, 01/01/2049	50,151
		314,986
	New York - 5.2%
150,000	Metropolitan Transportation Auth, NY, Rev 5.00%, 11/15/2027	154,782
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 97.9% - (continued)
	New York - 5.2% - (continued)
$ 180,000	New York Liberty Dev Corp., NY, Rev 0.95%, 11/15/2027	$163,886
500,000	New York State Dormitory Auth, NY, Rev 5.00%, 03/15/2030	555,401
	New York Transportation Dev Corp., NY, Rev
310,000	5.00%, 12/01/2025	314,696
200,000	5.00%, 12/01/2026	205,348
500,000	Triborough Bridge & Tunnel Auth, NY, Rev 5.00%, 11/15/2028	540,921
		1,935,034
	North Carolina - 0.1%
35,000	North Carolina Medical Care Commission, NC, Rev 4.25%, 10/01/2028	35,127
	North Dakota - 1.3%
	North Dakota Housing Finance Agency, ND, Rev
30,000	3.50%, 07/01/2046	29,890
300,000	3.75%, 07/01/2050	299,577
120,000	6.25%, 01/01/2055	134,132
		463,599
	Ohio - 2.7%
300,000	American Municipal Power, Inc., OH, Rev 5.00%, 02/15/2030	326,991
425,000	County of Allen Hospital Facs, OH, Rev 5.00%, 10/01/2051(1)	456,287
145,000	Ohio Air Quality Dev Auth, OH, Rev 4.00%, 09/01/2030(1)	146,396
70,000	State of Ohio, OH, Rev 2.75%, 01/01/2052(1)	68,566
		998,240
	Oregon - 0.2%
60,000	Salem Hospital Facility Auth, OR, Rev 5.00%, 05/15/2025	60,063
30,000	State of Oregon Housing & Community Services Department, OR, Rev 3.50%, 07/01/2048	29,906
		89,969
	Pennsylvania - 3.4%
100,000	City of Philadelphia Redev Auth, PA, Rev 5.00%, 04/15/2025	100,373
110,000	Doylestown Hospital Auth, PA, Rev 5.00%, 07/01/2031(3)	115,954
200,000	Pennsylvania Economic Dev Financing Auth Parking System, PA, Rev, (AGM) 5.00%, 01/01/2029	213,252
50,000	Pennsylvania Economic Dev Financing Auth, PA, Rev 5.00%, 05/15/2025	50,279
470,000	Pennsylvania Higher Educational Facs Auth, PA, Rev 5.00%, 05/01/2025	471,914
195,000	Pennsylvania Housing Finance Agency, PA, Rev 3.00%, 10/01/2051	192,580
100,000	School Dist of Philadelphia, PA, GO, (ST AID WITHHLDG) 5.00%, 09/01/2029	107,216
		1,251,568
	Puerto Rico - 2.0%
500,000	Commonwealth of Puerto Rico, PR, GO 5.63%, 07/01/2027	521,223
244,000	Puerto Rico Sales Tax Financing Corp., PR, Rev 0.00%, 07/01/2029(4)	208,876
		730,099

154

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 97.9% - (continued)
	Rhode Island - 3.9%
$ 400,000	Providence Public Building Auth, RI, Rev, (AGC) 5.00%, 09/15/2031	$439,712
	Rhode Island Health & Educational Building Corp., RI, Rev,
300,000	(AGM), (ST AID WITHHLDG) 5.00%, 05/15/2029	322,898
300,000	(BAM), (ST AID WITHHLDG) 5.00%, 05/15/2030	328,747
350,000	Rhode Island Student Loan Auth, RI, Rev 5.00%, 12/01/2027	361,785
		1,453,142
	South Carolina - 0.9%
65,000	South Carolina Public Service Auth, SC, Rev 5.00%, 12/01/2025	65,903
235,000	South Carolina State Housing Finance & Dev Auth, SC, Rev, (FHLMC), (FNMA), (GNMA) 6.50%, 07/01/2055	268,414
		334,317
	South Dakota - 0.5%
	South Dakota Housing Dev Auth, SD, Rev,
90,000	(FHLMC), (FNMA), (GNMA) 4.00%, 05/01/2039	89,959
80,000	(FHLMC), (FNMA), (GNMA) 6.00%, 05/01/2054	85,411
		175,370
	Tennessee - 2.3%
250,000	Chattanooga Health Educational & Housing Facility Board, TN, Rev 5.00%, 08/01/2025	252,339
100,000	Metropolitan Nashville Airport Auth, TN, Rev 5.00%, 07/01/2026	102,421
	Tennessee Housing Dev Agency, TN, Rev
445,000	1.25%, 01/01/2026	433,201
30,000	3.50%, 07/01/2045	29,919
40,000	3.50%, 01/01/2048	39,868
		857,748
	Texas - 15.2%
870,000	Central Texas Turnpike System, TX, Rev, (AMBAC) 0.00%, 08/15/2026(4)	826,291
250,000	City of Austin Airport System, TX, Rev 5.00%, 11/15/2025	253,678
350,000	City of Dallas Hotel Occupancy Tax, TX, Rev 4.00%, 08/15/2027	353,194
30,000	City of Houston Hotel Occupancy Tax & Special, TX, Rev 4.00%, 09/01/2026	30,449
1,000,000	City of Houston, TX, GO 5.00%, 03/01/2027	1,043,556
95,000	City of San Antonio Electric & Gas Systems, TX, Rev 1.75%, 02/01/2049(1)	93,517
150,000	Clifton Higher Education Finance Corp., TX, Rev, (PSF-GTD) 5.00%, 08/15/2030	162,819
400,000	East Montgomery County Improvement Dist Sales Tax, TX, Rev, (AGC) 5.00%, 08/15/2029	431,420
100,000	Hidalgo County Regional Mobility Auth, TX, Rev 5.00%, 12/01/2028	104,085
500,000	North Texas Tollway Auth, TX, Rev 5.00%, 01/01/2027	520,220
300,000	San Antonio Water System, TX, Rev 1.00%, 05/01/2043(1)	286,872
735,000	Texas Department of Housing & Community Affairs, TX, Rev, (GNMA) 3.50%, 07/01/2052	726,647
425,000	Texas Department of Transportation State Highway Fund, TX, Rev 0.43%, 04/01/2025	422,614
350,000	Texas Municipal Gas Acquisition & Supply Corp. III, TX, Rev 5.00%, 12/15/2027	362,045
		5,617,407
Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 97.9% - (continued)
	Utah - 0.4%
$ 130,000	County of Salt Lake, UT, Rev, (AMBAC) 5.13%, 02/15/2033		$131,275
	Virginia - 0.3%
30,000	James City County Economic Dev Auth, VA, Rev 5.25%, 12/01/2027		30,028
70,000	Virginia Beach Dev Auth, VA, Rev 5.38%, 09/01/2029		71,886
			101,914
	Washington - 1.4%
500,000	Port of Seattle, WA, Rev 5.00%, 08/01/2028		524,176
	West Virginia - 1.2%
450,000	West Virginia Economic Dev Auth, WV, Rev 3.75%, 12/01/2042(1)		450,615
	Wisconsin - 5.3%
	Public Finance Auth, WI, Rev
500,000	3.30%, 10/01/2046(1)		500,064
150,000	(AGM) 4.00%, 07/01/2025		150,285
225,000	(AGM) 4.00%, 07/01/2026		226,936
70,000	4.00%, 10/01/2027		70,151
235,000	5.00%, 11/15/2030		252,535
500,000	Wisconsin Center Dist, WI, Rev, (AGM) 0.00%, 12/15/2031(4)		383,022
	Wisconsin Health & Educational Facs Auth, WI, Rev
180,000	3.80%, 08/15/2054, SIFMA Municipal Swap Index + 0.18%(2)		177,818
200,000	5.00%, 11/01/2025		199,877
			1,960,688
	Wyoming - 0.2%
70,000	Wyoming Community Dev Auth, WY, Rev 6.00%, 12/01/2054		76,176
	Total Municipal Bonds (cost $36,522,111)		$36,190,588
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.3%
120,314
Fixed Income Clearing Corp. Repurchase
Agreement dated 01/31/2025 at 4.34%, due
on 02/03/2025 with a maturity value of
$120,358; collateralized by U.S. Treasury
Note at 4.63%, maturing 06/15/2027, with a
market value of $122,909
			$120,314
	Total Short-Term Investments (cost $120,314)		$120,314
	Total Investments (cost $36,642,425)	98.2%	$36,310,902
	Other Assets and Liabilities	1.8%	649,044
	Net Assets	100.0%	$36,959,946
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

155

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

See “Glossary” for abbreviation descriptions.
(1)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2025. Base lending rates may be subject to a floor or cap.
(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At January 31, 2025, the aggregate value of these securities was
$614,620, representing 1.7% of net assets.

(4)	Security is a zero-coupon bond.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$36,190,588	$—	$36,190,588	$—
Short-Term Investments	120,314	—	120,314	—
Total	$36,310,902	$—	$36,310,902	$—

(1)	For the period ended January 31, 2025, there were no transfers in and out of Level 3.

156

Hartford Real Asset Fund (Consolidated)
Schedule of Investments
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 1.5%
	Brazil - 1.1%
BRL 4,916,178	Brazil Notas do Tesouro Nacional 6.00%, 05/15/2035(1)	$749,580
	Mexico - 0.4%
MXN 7,064,919	Mexico Udibonos 4.00%, 11/03/2050(1)	272,948
	Total Foreign Government Obligations (cost $1,218,419)	$1,022,528
U.S. GOVERNMENT SECURITIES - 32.2%
	U.S. Treasury Securities - 32.2%
	U.S. Treasury Inflation-Indexed Bonds - 3.2%
$ 308,728	1.75%, 01/15/2028(1)	$309,612
341,762	2.00%, 01/15/2026(1)	343,111
336,361	2.38%, 01/15/2027(1)	341,849
293,898	2.50%, 01/15/2029(1)	302,173
133,309	3.38%, 04/15/2032(1)	145,710
321,858	3.63%, 04/15/2028(1)	340,941
345,451	3.88%, 04/15/2029(1)	373,937
		2,157,333
	U.S. Treasury Inflation-Indexed Notes - 29.0%
571,444	0.13%, 04/15/2026(1)	561,661
697,597	0.13%, 07/15/2026(1)	686,688
790,887	0.13%, 10/15/2026(1)	775,335
804,542	0.13%, 04/15/2027(1)	778,752
741,897	0.13%, 01/15/2030(1)	682,113
799,851	0.13%, 07/15/2030(1)	731,012
830,206	0.13%, 01/15/2031(1)	747,182
853,426	0.13%, 07/15/2031(1)	762,917
938,974	0.13%, 01/15/2032(1)	826,163
653,708	0.25%, 07/15/2029(1)	613,292
653,045	0.38%, 01/15/2027(1)	638,722
702,920	0.38%, 07/15/2027(1)	685,248
741,849	0.50%, 01/15/2028(1)	717,470
683,812	0.63%, 01/15/2026(1)	677,895
966,425	0.63%, 07/15/2032(1)	877,196
653,577	0.75%, 07/15/2028(1)	635,316
556,023	0.88%, 01/15/2029(1)	537,308
953,244	1.13%, 01/15/2033(1)	889,182
804,657	1.25%, 04/15/2028(1)	792,806
924,550	1.38%, 07/15/2033(1)	877,975
814,763	1.63%, 10/15/2027(1)	816,804
877,345	1.63%, 10/15/2029(1)	872,269
964,797	1.75%, 01/15/2034(1)	937,802
1,010,498	1.88%, 07/15/2034(1)	993,439
851,709	2.13%, 04/15/2029(1)	861,880
813,739	2.38%, 10/15/2028(1)	835,228
		19,811,655
	Total U.S. Government Securities (cost $21,779,232)	$21,968,988
COMMON STOCKS - 56.9%
	Consumer Staples Distribution & Retail - 0.2%
3,092	Andersons, Inc.	$125,999
	Energy - 16.5%
21,532	Advantage Energy Ltd.*	136,746
227,189	BP PLC	1,175,315
2,738	Chevron Corp.	408,482
26,272	Coterra Energy, Inc.	728,260
15,941	Eni SpA	224,424
42,101	Equinor ASA	1,013,951
4,076	Expand Energy Corp.	414,122
7,410	Exxon Mobil Corp.	791,610
154,778	Gazprom PJSC*(2)	—
2,388	Imperial Oil Ltd.	158,838
2,717	LUKOIL PJSC ADR*(2)	—
Shares or Principal Amount		Market Value†
COMMON STOCKS - 56.9% - (continued)
	Energy - 16.5% - (continued)
1,436	Marathon Petroleum Corp.	$209,240
4,114	MEG Energy Corp.	67,456
200	Novatek PJSC GDR*(2)	—
10,901	OMV AG	448,897
37,591	Parex Resources, Inc.	358,231
53,209	Petroleo Brasileiro SA ADR	756,100
6,082	Peyto Exploration & Development Corp.	65,660
3,910	Range Resources Corp.	144,826
32,048	Serica Energy PLC	55,505
32,709	Shell PLC ADR	2,153,888
16,900	Surgutneftegas PJSC ADR*(2)	—
362	Targa Resources Corp.	71,242
26,426	TotalEnergies SE	1,530,915
2,012	Valero Energy Corp.	267,596
11,492	Yancoal Australia Ltd.	45,809
		11,227,113
	Equity Real Estate Investment Trusts (REITs) - 14.6%
4,056	American Assets Trust, Inc. REIT	98,480
1,695	Camden Property Trust REIT	192,738
14,899	CareTrust, Inc. REIT	394,824
4,452	Centerspace REIT	270,459
6,895	Charter Hall Group REIT	66,296
5,219	Crown Castle, Inc. REIT	465,952
8,219	DiamondRock Hospitality Co. REIT	72,163
17,403	Douglas Emmett, Inc. REIT	319,519
40,630	Empire State Realty Trust, Inc. Class A, REIT	388,423
323	Equinix, Inc. REIT	295,112
1,316	Essex Property Trust, Inc. REIT	374,494
63,099	Fibra Uno Administracion SA de CV REIT	65,499
1,596	Gaming & Leisure Properties, Inc. REIT	77,230
2,968	Goodman Group REIT	66,187
48,908	Hammerson PLC REIT	172,948
8,931	Highwoods Properties, Inc. REIT	266,055
24,126	Host Hotels & Resorts, Inc. REIT	403,146
7,282	Independence Realty Trust, Inc. REIT	139,887
140	Invincible Investment Corp. REIT	61,047
11,534	Klepierre SA REIT	343,382
53,802	Land Securities Group PLC REIT	388,015
14,186	Mercialys SA REIT	155,725
1,566	Mid-America Apartment Communities, Inc. REIT	238,940
260	Nippon Building Fund, Inc. REIT	207,034
12,031	Omega Healthcare Investors, Inc. REIT	445,869
192	Orix JREIT, Inc. REIT(3)	213,040
11,104	Piedmont Office Realty Trust, Inc. Class A, REIT	97,049
4,879	Ryman Hospitality Properties, Inc. REIT	511,514
28,649	Sabra Health Care, Inc. REIT	478,725
30,883	Scentre Group REIT	69,890
704	Sekisui House, Inc. REIT	359,893
1,164	Simon Property Group, Inc. REIT	202,373
906	SL Green Realty Corp. REIT	61,055
22,934	Stockland REIT	72,655
3,694	Tanger, Inc. REIT	121,237
13,173	UDR, Inc. REIT	549,841
5,659	Unibail-Rodamco-Westfield REIT*	473,809
4,546	Wereldhave NV REIT	68,955
23,636	Workspace Group PLC REIT	137,203
10,587	WP Carey, Inc. REIT	591,919
		9,978,582
	Food, Beverage & Tobacco - 2.3%
15,578	Archer-Daniels-Midland Co.	798,061
4,882	Bunge Global SA	371,667
1,798	Ingredion, Inc.	245,319
57,446	SLC Agricola SA	170,646
		1,585,693

157

Hartford Real Asset Fund (Consolidated)
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 56.9% - (continued)
	Materials - 14.3%
2,680	Agnico Eagle Mines Ltd.	$249,079
11,101	Alcoa Corp.	392,087
483	Alpha Metallurgical Resources, Inc.*	88,471
63,533	Alrosa PJSC*(2)	—
19,293	Anglo American Platinum Ltd.	676,866
23,286	Barrick Gold Corp.	380,690
5,464	CF Industries Holdings, Inc.	503,835
3,145	Corteva, Inc.	205,274
33,225	Dundee Precious Metals, Inc.	336,742
4,641	Eldorado Gold Corp.*	70,636
91,429	Emerald Resources NL*	240,736
13,353	Endeavour Mining PLC	274,622
20,481	Equinox Gold Corp.*	123,589
159,339	Ferrexpo PLC*	217,789
11,835	FMC Corp.	660,156
1,189	Franco-Nevada Corp.	161,634
11,184	Freeport-McMoRan, Inc.	400,946
43,932	Glencore PLC*	189,806
5,138	Gold Fields Ltd. ADR	86,986
83,689	Gold Road Resources Ltd.	126,827
20,909	Grupo Mexico SAB de CV Class B	102,063
9,196	Harmony Gold Mining Co. Ltd.	104,628
39,072	ICL Group Ltd.	232,308
147,703	Impala Platinum Holdings Ltd.*	810,693
3,071	Lundin Gold, Inc.	76,070
57,414	Lundin Mining Corp.	453,513
1,301	MMC Norilsk Nickel PJSC ADR*(2)	—
2,700	Mosaic Co.	75,303
53,208	New Gold, Inc.*	160,721
11,760	Norsk Hydro ASA	69,360
16,861	Nutrien Ltd.	870,227
72,731	Perseus Mining Ltd.	126,909
166,745	Resolute Mining Ltd.*	42,140
3,430	SABIC Agri-Nutrients Co.	105,156
52,389	Vale SA ADR	486,694
7,188	Wesdome Gold Mines Ltd.*	71,022
18,300	Yara International ASA	548,093
		9,721,671
	Real Estate Management & Development - 2.6%
161,713	Ayala Land, Inc.	61,530
89,773	CK Asset Holdings Ltd.	375,110
931	Daito Trust Construction Co. Ltd.	99,759
22,233	Hongkong Land Holdings Ltd.	96,745
22,210	Mitsubishi Estate Co. Ltd.	322,733
23,773	Mitsui Fudosan Co. Ltd.	214,570
18,771	NEPI Rockcastle NV	141,849
9,317	Pandox AB	170,159
16,056	Savills PLC	212,616
10,463	Tokyu Fudosan Holdings Corp.	67,180
		1,762,251
	Semiconductors & Semiconductor Equipment - 0.0%
1	Tower Semiconductor Ltd.*	41
	Telecommunication Services - 1.0%
6,199	AT&T, Inc.	147,102
4,351	Deutsche Telekom AG	145,972
3,095	KDDI Corp.	103,113
27,299	Koninklijke KPN NV	98,782
1,338	SK Telecom Co. Ltd.	51,016
7,625	Telefonica Brasil SA	67,677
80,462	Vodafone Group PLC	68,549
		682,211
	Transportation - 0.2%
1,307	CH Robinson Worldwide, Inc.	130,033
Shares or Principal Amount			Market Value†
COMMON STOCKS - 56.9% - (continued)
	Utilities - 5.2%
42,361	E.ON SE		$501,758
2,088	Edison International		112,752
112,557	Enel SpA		800,020
37,098	Engie SA		612,409
23,710	Iberdrola SA		335,059
6,457	Kansai Electric Power Co., Inc.		71,239
1,721	National Fuel Gas Co.		120,522
15,998	RWE AG		495,758
12,520	Veolia Environnement SA		357,244
1,379	WEC Energy Group, Inc.		136,880
			3,543,641
	Total Common Stocks (cost $37,969,730)		$38,757,235
CLOSED END FUNDS - 0.3%
	Investment Company Securities - 0.3%
13,100	Sprott Physical Uranium Trust*		$211,280
	Total Closed End Funds (cost $249,282)		$211,280
EXCHANGE-TRADED FUNDS - 0.2%
	Other Investment Pools & Funds - 0.2%
2,311	VanEck Agribusiness ETF		$160,060
	Total Exchange-Traded Funds (cost $169,168)		$160,060
	Total Long-Term Investments (cost $61,385,831)		$62,120,091
SHORT-TERM INVESTMENTS - 0.7%
	Repurchase Agreements - 0.7%
$ 475,809
Fixed Income Clearing Corp. Repurchase
Agreement dated 01/31/2025 at 4.34%,
due on 02/03/2025 with a maturity value of
$475,981; collateralized by U.S. Treasury
Inflation-Indexed Note at 1.63%, maturing
10/15/2029, with a market value of
$485,330
			$475,809
	Total Short-Term Investments (cost $475,809)		$475,809
	Total Investments (cost $61,861,640)	91.8%	$62,595,900
	Other Assets and Liabilities	8.2%	5,591,944
	Net Assets	100.0%	$68,187,844
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

158

Hartford Real Asset Fund (Consolidated)
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

The Consolidated Schedule of Investments includes investments held by Hartford Cayman Real Asset Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of January 31, 2025, the Fund invested 20.0% of its total assets in the Subsidiary.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(2)	Investment valued using significant unobservable inputs.
(3)	Represents entire or partial securities on loan.

Futures Contracts Outstanding at January 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Brent Crude Oil Future	1	05/30/2025	$73,670	$1,498
Brent Crude Oil Future	6	12/30/2025	424,920	(12,502)
California Carbon Allowance Vintage Future	9	12/24/2025	279,630	(51,160)
Chicago Ethanol Platts Swap Future	1	02/28/2025	72,975	4,471
Corn Future	8	07/14/2025	198,700	12,462
Cotton No. 2 Future	8	07/09/2025	272,920	(6,711)
Gas Oil Future	1	07/10/2025	68,200	(602)
Gasoline RBOB Future	3	06/30/2025	283,298	(1,247)
Gold 100oz Future	3	06/26/2025	857,880	27,609
LME Copper Future	9	03/17/2025	2,023,756	(24,929)
LME Copper Future	6	05/19/2025	1,360,891	(48,629)
LME Copper Future	4	07/14/2025	913,085	(2,852)
LME Lead Future	1	05/19/2025	48,955	(1,339)
LME Lead Future	1	07/14/2025	49,379	(342)
LME Nickel Future	11	03/17/2025	997,400	(69,904)
LME Nickel Future	3	05/19/2025	274,728	(24,304)
LME Nickel Future	3	07/14/2025	277,221	(11,614)
LME Primary Aluminum Future	5	03/17/2025	325,844	9,227
LME Zinc Future	1	03/17/2025	68,054	(9,586)
LME Zinc Future	2	05/19/2025	137,540	(11,609)
LME Zinc Future	1	07/14/2025	69,083	(2,386)
Natural Gas Future	22	09/26/2025	809,380	95,135
Natural Gas Future	3	10/29/2025	117,300	(12,493)
Natural Gas Future	3	11/25/2025	129,990	197
Palladium Future	1	03/27/2025	107,180	7,767
Platinum Future	3	07/29/2025	157,755	12,619
SGX Iron ORE Future	30	02/28/2025	318,690	28,857
Silver Future	1	07/29/2025	164,275	9,942
Soybean Future	4	07/14/2025	214,450	(1,263)
Soybean Meal Future	5	07/14/2025	158,700	333
Soybean Oil Future	15	07/14/2025	420,300	9,515
U.K. Emissions Allowances Future	4	12/15/2025	227,199	28,025
World Sugar No. 11 Future	1	06/30/2025	19,645	(70)
Total				$(45,885)
Short position contracts:
Brent Crude Oil Future	(5)	03/31/2025	$(374,600)	$13,590
Carbon Emissions Future	(2)	12/15/2025	(174,138)	(6,193)
LME Copper Future	(7)	03/17/2025	(1,574,032)	58,889
LME Copper Future	(6)	05/19/2025	(1,360,891)	1,477
LME Copper Future	(1)	07/14/2025	(228,271)	4,066
LME Lead Future	(1)	05/19/2025	(48,955)	281
LME Nickel Future	(11)	03/17/2025	(997,400)	89,719
LME Nickel Future	(3)	05/19/2025	(274,728)	6,413
LME Primary Aluminum Future	(2)	03/17/2025	(130,338)	(21)
LME Zinc Future	(1)	03/17/2025	(68,054)	5,505
LME Zinc Future	(2)	05/19/2025	(137,540)	18,238
TTF Gas 1st Line Future	(1)	09/29/2025	(160,800)	(9,005)
TTF Gas 1st Line Future	(1)	10/30/2025	(144,270)	7,525

159

Hartford Real Asset Fund (Consolidated)
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Futures Contracts Outstanding at January 31, 2025 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts – (continued):
TTF Gas 1st Line Future	(1)	11/27/2025	$(143,730)	$8,065
Total				$198,549
Total futures contracts				$152,664

Foreign Currency Contracts Outstanding at January 31, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
1,175,000	AUD	736,752	USD	BCLY	02/28/2025	$(6,184)
1,055,000	CAD	736,156	USD	BMO	02/28/2025	(9,409)
22,500,000	JPY	145,514	USD	ANZ	02/28/2025	25
71,762	USD	115,000	AUD	RBC	02/28/2025	259
69,554	USD	100,000	CAD	JPM	02/28/2025	668
1,466,226	USD	227,800,000	JPY	JPM	02/28/2025	(7,279)
Total foreign currency contracts						$(21,920)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Foreign Government Obligations	$1,022,528	$—	$1,022,528	$—
U.S. Government Securities	21,968,988	—	21,968,988	—
Common Stocks	38,757,235	23,964,517	14,792,718	—
Closed End Funds	211,280	211,280	—	—
Exchange-Traded Funds	160,060	160,060	—	—
Short-Term Investments	475,809	—	475,809	—
Foreign Currency Contracts(2)	952	—	952	—
Futures Contracts(2)	461,425	461,425	—	—
Total	$63,058,277	$24,797,282	$38,260,995	$—
Liabilities
Foreign Currency Contracts(2)	$(22,872)	$—	$(22,872)	$—
Futures Contracts(2)	(308,761)	(257,601)	(51,160)	—
Total	$(331,633)	$(257,601)	$(74,032)	$—

(1)	For the period ended January 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2025 is not presented.

160

The Hartford Short Duration Fund
Schedule of Investments
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 25.5%
	Asset-Backed - Automobile - 9.3%
	ARI Fleet Lease Trust
$ 1,815,000	5.39%, 04/15/2033(1)	$1,832,909
1,765,000	5.55%, 04/15/2033(1)	1,780,451
2,805,000	Bridgecrest Lending Auto Securitization Trust 5.43%, 08/15/2028	2,823,970
	CarMax Auto Owner Trust
2,430,000	4.82%, 05/15/2030	2,433,508
2,180,000	4.97%, 06/17/2030	2,185,035
3,250,000	5.08%, 02/15/2030	3,268,720
2,500,000	5.28%, 03/15/2030	2,517,623
2,000,000	5.67%, 01/15/2031	2,010,362
140,587	Carvana Auto Receivables Trust 6.09%, 11/10/2026(1)	140,737
	Chase Auto Owner Trust
3,975,000	5.23%, 04/25/2030(1)	3,997,168
4,330,000	5.28%, 01/25/2030(1)	4,361,603
1,545,000	5.41%, 02/28/2030(1)	1,553,731
3,760,000	5.87%, 09/25/2031(1)	3,773,809
1,435,000	Enterprise Fleet Financing LLC 5.06%, 03/20/2031(1)	1,443,725
768,292	FHF Trust 4.43%, 01/18/2028(1)	766,874
6,165,000	Ford Credit Auto Lease Trust 5.18%, 02/15/2028	6,212,660
	Ford Credit Auto Owner Trust
11,030,000	4.40%, 08/15/2030	10,833,630
2,795,000	4.88%, 09/15/2030	2,800,457
5,080,000	5.23%, 05/15/2030	5,114,674
8,500,000	5.51%, 09/15/2030	8,603,572
1,830,000	6.46%, 05/15/2030	1,870,418
4,415,000	GM Financial Automobile Leasing Trust 4.49%, 10/20/2028	4,392,737
	GM Financial Consumer Automobile Receivables Trust
1,700,000	4.67%, 05/16/2030	1,693,694
2,935,000	5.39%, 01/16/2030	2,982,851
8,820,000	5.48%, 02/19/2030	8,949,637
900,000	6.41%, 05/16/2029	931,882
7,685,000	Hyundai Auto Lease Securitization Trust 4.97%, 02/15/2029(1)	7,701,301
	Hyundai Auto Receivables Trust
1,640,000	1.66%, 06/15/2028	1,585,573
1,000,000	4.67%, 01/15/2031	995,864
1,345,000	4.86%, 02/17/2032	1,338,003
3,645,000	5.04%, 09/16/2030	3,663,736
10,000,000	5.29%, 10/15/2031	10,043,646
2,927,627	Lendbuzz Securitization Trust 7.50%, 12/15/2028(1)	3,002,567
8,825,000	Nissan Auto Lease Trust 5.21%, 12/15/2028	8,892,670
	Santander Drive Auto Receivables Trust
4,400,000	5.55%, 09/17/2029	4,460,868
3,860,000	5.64%, 08/15/2030	3,927,591
4,380,000	5.97%, 10/15/2031	4,470,980
	SFS Auto Receivables Securitization Trust
1,318,000	4.94%, 01/21/2031(1)	1,324,545
615,000	5.38%, 01/21/2031(1)	622,619
372,845	U.S. Bank NA 6.79%, 08/25/2032(1)	378,261
	World Omni Auto Receivables Trust
4,400,000	1.29%, 12/15/2027	4,329,551
6,240,000	4.68%, 07/15/2030	6,204,776
9,000,000	4.83%, 05/15/2031	8,911,249
10,000,000	World Omni Select Auto Trust 5.35%, 06/17/2030	9,998,166
		171,128,403
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 25.5% - (continued)
	Commercial Mortgage-Backed Securities - 3.0%
$ 1,309,609	BBCMS Mortgage Trust 2.02%, 04/15/2053	$1,239,990
2,460,051	BSPRT Issuer Ltd. 5.91%, 02/15/2037, 30 day USD SOFR Average + 1.50%(1)(2)	2,459,286
440,965	BX Commercial Mortgage Trust 5.07%, 05/15/2038, 1 mo. USD Term SOFR + 0.77%(1)(2)	438,700
1,773,442	CSMC Trust 2.26%, 08/15/2037(1)	1,734,714
	FREMF Mortgage Trust
3,350,000	3.72%, 10/25/2048(1)(3)	3,321,061
3,520,000	3.79%, 10/25/2048(1)(3)	3,480,167
9,100,000	4.06%, 04/25/2048(1)(3)	8,990,428
9,100,000	4.17%, 04/25/2049(1)(3)	8,982,067
4,235,000	GS Mortgage Securities Corp. Trust 2.75%, 02/10/2037(1)	4,225,919
1,370,109	JP Morgan Chase Commercial Mortgage Securities Trust 3.91%, 05/05/2030(1)	1,251,869
4,588,907	MF1 Ltd. 5.65%, 02/19/2037, 1 mo. USD Term SOFR + 1.35%(1)(2)	4,589,039
5,500,000	Morgan Stanley Capital I Trust 3.91%, 09/09/2032(1)	4,908,750
9,500,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	8,858,750
		54,480,740
	Other Asset-Backed Securities - 7.3%
2,590,000	Affirm Asset Securitization Trust 5.61%, 02/15/2029(1)	2,609,255
705,000	Amur Equipment Finance Receivables XIII LLC 5.37%, 01/21/2031(1)	711,357
663,396	Apidos CLO XX Ltd. 5.67%, 07/16/2031, 3 mo. USD Term SOFR + 1.36%(1)(2)	663,680
700,000	Apidos CLO XXIII Ltd. 5.78%, 04/15/2033, 3 mo. USD Term SOFR + 1.48%(1)(2)	701,489
2,750,000	Apidos CLO XXVIII 5.95%, 01/20/2031, 3 mo. USD Term SOFR + 1.66%(1)(2)	2,752,137
1,613,518	Aqua Finance Trust 1.54%, 07/17/2046(1)	1,484,577
4,465,000	Auxilior Term Funding LLC 5.70%, 02/15/2030(1)	4,529,935
3,600,000	Bain Capital Credit CLO Ltd. 6.80%, 07/15/2037, 3 mo. USD Term SOFR + 2.50%(1)(2)	3,630,949
	Carlyle Global Market Strategies CLO Ltd.
1,806,673	5.53%, 07/20/2031, 3 mo. USD Term SOFR + 1.24%(1)(2)	1,808,662
1,000,000	5.96%, 04/17/2031, 3 mo. USD Term SOFR + 1.66%(1)(2)	1,004,818
1,144,103	CF Hippolyta Issuer LLC 2.28%, 07/15/2060(1)	1,114,697
4,500,000	CIFC Funding Ltd. 5.96%, 04/24/2031, 3 mo. USD Term SOFR + 1.66%(1)(2)	4,502,898
4,635,000	Cloud Capital Holdco LP 5.78%, 11/22/2049(1)	4,668,312
6,450,000	Cologix Data Centers U.S. Issuer LLC 3.30%, 12/26/2051(1)	6,144,469
913,591	Dryden 37 Senior Loan Fund 5.66%, 01/15/2031, 3 mo. USD Term SOFR + 1.36%(1)(2)	914,933
467,648	Dryden 41 Senior Loan Fund 5.53%, 04/15/2031, 3 mo. USD Term SOFR + 1.23%(1)(2)	468,293
1,006,157	Falcon Aerospace Ltd. 3.60%, 09/15/2039(1)	950,813
4,199,577	FirstKey Homes Trust 1.27%, 10/19/2037(1)	4,105,608
549,807	KKR CLO 21 Ltd. 5.56%, 04/15/2031, 3 mo. USD Term SOFR + 1.26%(1)(2)	550,725

161

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 25.5% - (continued)
	Other Asset-Backed Securities - 7.3% - (continued)
$ 9,000,000	Madison Park Funding LIV Ltd. 6.29%, 10/21/2037, 3 mo. USD Term SOFR + 2.00%(1)(2)	$9,082,719
4,050,000	Madison Park Funding XLII Ltd. 6.05%, 11/21/2030, 3 mo. USD Term SOFR + 1.76%(1)(2)	4,052,483
875,314	Magnetite XXV Ltd. 5.76%, 01/25/2032, 3 mo. USD Term SOFR + 1.46%(1)(2)	876,681
2,155,000	MMAF Equipment Finance LLC 1.56%, 10/09/2042(1)	2,019,327
6,750,000	Morgan Stanley Eaton Vance CLO Ltd. 6.24%, 10/20/2037, 3 mo. USD Term SOFR + 1.95%(1)(2)	6,826,599
6,000,000	Neuberger Berman Loan Advisers CLO 24 Ltd. 6.04%, 10/19/2038, 3 mo. USD Term SOFR + 1.75%(1)(2)	6,031,020
3,630,000	Neuberger Berman Loan Advisers CLO 55 Ltd. 6.64%, 04/22/2038, 3 mo. USD Term SOFR + 2.35%(1)(2)	3,666,554
6,000,000	Octagon Investment Partners 42 Ltd. 6.40%, 07/15/2037, 3 mo. USD Term SOFR + 2.10%(1)(2)	6,055,188
559,836	Octagon Investment Partners XVI Ltd. 5.58%, 07/17/2030, 3 mo. USD Term SOFR + 1.28%(1)(2)	560,362
815,000	OHA Credit Funding 6 Ltd. 6.14%, 10/20/2037, 3 mo. USD Term SOFR + 1.85%(1)(2)	817,847
7,750,000	OHA Credit Partners XV Ltd. 6.64%, 04/20/2037, 3 mo. USD Term SOFR + 2.35%(1)(2)	7,753,658
4,950,000	Palmer Square Loan Funding Ltd. 6.42%, 08/08/2032, 3 mo. USD Term SOFR + 1.90%(1)(2)	4,967,716
	Post Road Equipment Finance LLC
3,700,000	5.13%, 05/15/2031(1)	3,705,781
830,000	5.43%, 05/15/2031(1)	830,515
2,865,000	7.08%, 05/17/2032(1)	2,864,863
	Progress Residential Trust
772,088	1.05%, 04/17/2038(1)	768,682
2,410,000	3.65%, 02/17/2042(1)	2,194,033
1,156,518	Sapphire Aviation Finance II Ltd. 3.23%, 03/15/2040(1)	1,087,300
	Stack Infrastructure Issuer LLC
935,000	1.88%, 03/26/2046(1)	902,799
3,285,000	1.89%, 08/25/2045(1)	3,226,829
2,000,000	Symphony CLO XXII Ltd. 6.39%, 04/18/2033, 3 mo. USD Term SOFR + 2.10%(1)(2)	2,005,366
9,500,000	Texas Debt Capital CLO Ltd. 6.64%, 04/22/2037, 3 mo. USD Term SOFR + 2.35%(1)(2)	9,599,056
	Vantage Data Centers Issuer LLC
7,080,000	1.65%, 09/15/2045(1)	6,932,255
4,875,000	2.17%, 10/15/2046(1)	4,630,588
830,000	Zayo Issuer LLC 6.09%, 03/20/2055(1)	830,000
		135,605,828
	Whole Loan Collateral CMO - 5.9%
	Angel Oak Mortgage Trust
806,606	0.91%, 01/25/2066(1)(3)	686,201
3,383,305	0.95%, 07/25/2066(1)(3)	2,860,689
507,702	0.99%, 04/25/2053(1)(3)	479,168
1,333,510	1.04%, 01/20/2065(1)(3)	1,098,170
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 25.5% - (continued)
	Whole Loan Collateral CMO - 5.9% - (continued)
$ 1,550,368	1.07%, 05/25/2066(1)(3)	$1,316,713
3,060,126	1.46%, 09/25/2066(1)(3)	2,532,686
558,118	1.47%, 06/25/2065(1)(3)	527,965
1,044,775	1.69%, 04/25/2065(1)(3)	981,651
142,147	2.47%, 12/25/2059(1)(3)	136,856
	Arroyo Mortgage Trust
1,403,460	1.18%, 10/25/2048(1)(3)	1,246,329
819,973	2.96%, 10/25/2048(1)(3)	770,828
211,758	3.81%, 01/25/2049(1)(3)	203,920
	BRAVO Residential Funding Trust
440,347	0.94%, 02/25/2049(1)(3)	394,449
398,249	1.45%, 05/25/2060(1)(3)	385,290
	Bunker Hill Loan Depositary Trust
227,966	1.72%, 02/25/2055(1)(3)	222,865
256,400	2.72%, 11/25/2059(1)(4)	252,738
	Citigroup Mortgage Loan Trust, Inc.
409,752	3.25%, 03/25/2061(1)(3)	399,015
347,072	3.50%, 02/25/2058(1)(3)	340,266
	COLT Mortgage Loan Trust
385,516	0.80%, 07/27/2054(1)	337,498
1,814,767	0.91%, 06/25/2066(1)(3)	1,523,159
1,358,070	0.92%, 08/25/2066(1)(3)	1,121,372
3,510,086	0.96%, 09/27/2066(1)(3)	2,847,689
4,591,149	1.11%, 10/25/2066(1)(3)	3,894,408
674,759	1.33%, 10/26/2065(1)(3)	613,046
3,364,116	1.40%, 10/25/2066(1)(3)	2,750,450
1,544,222	COLT Pass-Through Certificates 0.86%, 05/25/2065(1)(3)	1,321,779
4,526,696	COLT Trust 1.39%, 01/25/2065(1)(3)	3,853,918
	CSMC Trust
1,633,229	0.81%, 05/25/2065(1)(3)	1,452,323
1,822,311	0.83%, 03/25/2056(1)(3)	1,468,050
2,739,121	1.02%, 04/25/2066(1)(3)	2,248,950
2,950,553	1.10%, 05/25/2066(1)(3)	2,492,670
2,534,259	1.17%, 07/25/2066(1)(3)	2,107,767
3,289,107	2.00%, 01/25/2060(1)(3)	2,920,445
1,228,576	2.21%, 05/25/2065(1)(4)	1,149,235
469,418	3.24%, 02/25/2050(1)(3)	445,182
	Deephaven Residential Mortgage Trust
346,266	0.72%, 05/25/2065(1)(3)	326,158
719,765	0.90%, 04/25/2066(1)(3)	629,204
	Ellington Financial Mortgage Trust
323,085	0.80%, 02/25/2066(1)(3)	275,266
704,972	0.93%, 06/25/2066(1)(3)	575,610
400,424	1.18%, 10/25/2065(1)(3)	373,360
104,323	2.74%, 11/25/2059(1)(3)	100,546
	GCAT Trust
1,326,896	0.87%, 01/25/2066(1)(3)	1,094,504
1,576,253	1.04%, 05/25/2066(1)(3)	1,298,494
2,064,273	1.09%, 05/25/2066(1)(3)	1,760,533
3,137,941	1.09%, 08/25/2066(1)(3)	2,544,507
4,597,585	1.26%, 07/25/2066(1)(3)	3,695,341
1,208,126	2.47%, 04/25/2065(1)(3)	1,139,677
400,398	2.56%, 04/25/2065(1)(4)	381,715
568,822	2.65%, 10/25/2068(1)(3)	547,095
260,033	3.25%, 01/25/2060(1)(4)	253,395
	Imperial Fund Mortgage Trust
2,144,350	1.07%, 06/25/2056(1)(3)	1,834,292
1,790,642	1.07%, 09/25/2056(1)(3)	1,469,774
2,358,296	1.60%, 11/25/2056(1)(3)	1,953,820
1,678,841	IMS Ecuadorian Mortagage Trust 3.40%, 08/18/2043(1)	1,626,374
256,436	MetLife Securitization Trust 3.00%, 04/25/2055(1)(3)	242,394

162

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 25.5% - (continued)
	Whole Loan Collateral CMO - 5.9% - (continued)
	MFA Trust
$ 546,642	0.85%, 01/25/2056(1)(3)	$524,333
444,028	1.01%, 01/26/2065(1)(3)	412,888
846,239	1.03%, 11/25/2064(1)(3)	729,812
597,458	1.15%, 04/25/2065(1)(3)	540,937
1,826,394	1.91%, 11/25/2056(1)(3)	1,588,391
314,557	2.48%, 03/25/2065(1)(3)	300,749
	Mill City Mortgage Loan Trust
2,208,344	1.13%, 11/25/2060(1)(3)	2,099,172
1,057,735	2.75%, 07/25/2059(1)(3)	1,025,933
48,903	2.75%, 01/25/2061(1)(3)	48,667
121,031	3.25%, 05/25/2062(1)(3)	119,390
61,542	3.50%, 05/25/2058(1)(3)	61,233
429,099	3.50%, 08/25/2058(1)(3)	420,862
	New Residential Mortgage Loan Trust
233,607	0.94%, 10/25/2058(1)(3)	223,624
320,656	1.65%, 05/24/2060(1)(3)	308,023
661,780	2.46%, 01/26/2060(1)(3)	616,081
187,313	3.25%, 09/25/2056(1)(3)	173,535
256,630	3.50%, 12/25/2057(1)(3)	246,614
171,581	3.75%, 11/26/2035(1)(3)	162,999
120,258	3.75%, 03/25/2056(1)(3)	113,820
204,392	3.75%, 11/25/2056(1)(3)	191,796
573,322	3.82%, 09/25/2057(1)(3)	533,511
358,773	4.00%, 02/25/2057(1)(3)	341,991
360,886	4.00%, 03/25/2057(1)(3)	345,323
249,569	4.00%, 04/25/2057(1)(3)	238,470
324,640	4.00%, 05/25/2057(1)(3)	308,339
301,721	4.00%, 12/25/2057(1)(3)	288,864
692,623	5.18%, 01/25/2048, 1 mo. USD Term SOFR + 0.86%(1)(2)	678,168
	OBX Trust
888,917	1.05%, 07/25/2061(1)(3)	723,874
2,984,850	1.10%, 05/25/2061(1)(3)	2,405,128
3,789,506	1.96%, 10/25/2061(1)(3)	3,137,913
601,981	3.50%, 12/25/2049(1)(3)	530,693
99,868	Residential Mortgage Loan Trust 2.38%, 01/26/2060(1)(3)	98,314
23,364	Sequoia Mortgage Trust 4.50%, 08/25/2048(1)(3)	23,015
4,453,855	SG Residential Mortgage Trust 1.16%, 07/25/2061(1)(3)	3,639,044
1,023,444	STAR Trust 1.22%, 05/25/2065(1)(3)	946,490
	Starwood Mortgage Residential Trust
1,724,916	1.13%, 06/25/2056(1)(3)	1,478,093
204,736	1.49%, 04/25/2065(1)(3)	197,977
97,340	2.28%, 02/25/2050(1)(3)	92,634
	Towd Point Mortgage Trust
1,893,830	1.75%, 10/25/2060(1)	1,700,024
14,141	2.75%, 07/25/2057(1)(3)	14,072
238,639	2.75%, 10/25/2057(1)(3)	233,097
3,070,665	2.90%, 10/25/2059(1)(3)	2,918,797
365,308	3.25%, 03/25/2058(1)(3)	359,072
1,191,979	TRK Trust 1.15%, 07/25/2056(1)(3)	1,039,774
	Verus Securitization Trust
910,157	0.82%, 10/25/2063(1)(3)	858,057
858,213	0.82%, 01/25/2066(1)(3)	755,665
1,081,082	0.92%, 02/25/2064(1)(3)	991,193
2,724,922	1.01%, 09/25/2066(1)(3)	2,270,980
894,492	1.02%, 04/25/2064(1)(3)	808,659
635,243	1.03%, 02/25/2066(1)(3)	557,332
420,807	2.50%, 05/25/2065(1)(4)	407,794
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 25.5% - (continued)
	Whole Loan Collateral CMO - 5.9% - (continued)
$ 128,293	3.42%, 01/25/2060(1)(4)	$125,479
597,659	Visio Trust 1.28%, 05/25/2056(1)	550,998
		109,013,492
	Total Asset & Commercial Mortgage-Backed Securities (cost $489,366,212)	$470,228,463
CORPORATE BONDS - 51.2%
	Aerospace/Defense - 0.6%
	Boeing Co.
5,000,000	2.20%, 02/04/2026	$4,870,947
1,215,000	6.26%, 05/01/2027	1,246,375
790,000	HEICO Corp. 5.25%, 08/01/2028	800,258
4,265,000	L3Harris Technologies, Inc. 5.05%, 06/01/2029	4,288,409
		11,205,989
	Agriculture - 0.1%
2,500,000	Philip Morris International, Inc. 4.88%, 02/13/2029	2,500,217
	Apparel - 0.7%
9,025,000	Champ Acquisition Corp. 8.38%, 12/01/2031(1)	9,399,313
2,520,000	PVH Corp. 4.63%, 07/10/2025	2,517,477
		11,916,790
	Auto Manufacturers - 1.5%
	Ford Motor Credit Co. LLC
4,275,000	2.70%, 08/10/2026	4,118,276
4,250,000	3.38%, 11/13/2025	4,193,651
	General Motors Financial Co., Inc.
4,000,000	1.50%, 06/10/2026	3,825,903
2,000,000	5.00%, 04/09/2027	2,004,083
2,000,000	5.55%, 07/15/2029	2,023,437
	Hyundai Capital America
4,000,000	5.25%, 01/08/2027(1)	4,026,919
4,000,000	5.30%, 01/08/2029(1)	4,018,721
3,000,000	5.95%, 09/21/2026(1)	3,048,518
		27,259,508
	Beverages - 0.5%
2,825,000	Bacardi Ltd./Bacardi-Martini BV 5.25%, 01/15/2029(1)	2,825,222
1,335,000	Coca-Cola Consolidated, Inc. 5.25%, 06/01/2029	1,353,013
5,375,000	JDE Peet's NV 1.38%, 01/15/2027(1)	5,020,910
		9,199,145
	Biotechnology - 0.6%
	Illumina, Inc.
4,780,000	4.65%, 09/09/2026	4,765,451
2,750,000	5.80%, 12/12/2025	2,771,268
4,125,000	Royalty Pharma PLC 1.20%, 09/02/2025	4,039,086
		11,575,805
	Chemicals - 0.3%
3,515,000	Celanese U.S. Holdings LLC 6.60%, 11/15/2028(4)	3,616,526
800,000	International Flavors & Fragrances, Inc. 4.45%, 09/26/2028	784,793
1,791,000	LYB International Finance III LLC 1.25%, 10/01/2025	1,749,253
		6,150,572

163

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 51.2% - (continued)
	Commercial Banks - 17.9%
$ 4,400,000	ABN AMRO Bank NV 6.34%, 09/18/2027, (6.34% fixed rate until 09/18/2026; 1 yr. USD CMT + 1.65% thereafter)(1)(5)	$4,501,003
	AIB Group PLC
1,490,000	6.61%, 09/13/2029, (6.61% fixed rate until 09/13/2028; 6 mo. USD SOFR + 2.33% thereafter)(1)(5)	1,561,602
4,000,000	7.58%, 10/14/2026, (7.58% fixed rate until 10/14/2025; 6 mo. USD SOFR + 3.46% thereafter)(1)(5)	4,073,069
	Bank of America Corp.
4,000,000	1.73%, 07/22/2027, (1.73% fixed rate until 07/22/2026; 6 mo. USD SOFR + 0.96% thereafter)(5)	3,827,695
2,500,000	5.08%, 01/20/2027, (5.08% fixed rate until 01/20/2026; 6 mo. USD SOFR + 1.29% thereafter)(5)	2,507,495
4,000,000	5.20%, 04/25/2029, (5.20% fixed rate until 04/25/2028; 6 mo. USD SOFR + 1.63% thereafter)(5)	4,034,386
5,200,000	5.82%, 09/15/2029, (5.82% fixed rate until 09/15/2028; 6 mo. USD SOFR + 1.57% thereafter)(5)	5,344,229
2,780,000	Bank of Ireland Group PLC 6.25%, 09/16/2026, (6.25% fixed rate until 09/16/2025; 1 yr. USD CMT + 2.65% thereafter)(1)(5)	2,803,062
3,500,000	Bank of New York Mellon Corp. 6.32%, 10/25/2029, (6.32% fixed rate until 10/25/2028; 6 mo. USD SOFR + 1.60% thereafter)(5)	3,677,446
3,000,000	Banque Federative du Credit Mutuel SA 4.75%, 07/13/2027(1)	2,990,160
	Barclays PLC
3,950,000	2.28%, 11/24/2027, (2.28% fixed rate until 11/24/2026; 1 yr. USD CMT + 1.05% thereafter)(5)	3,771,308
2,500,000	5.30%, 08/09/2026, (5.30% fixed rate until 08/09/2025; 1 yr. USD CMT + 2.30% thereafter)(5)	2,505,549
2,500,000	6.49%, 09/13/2029, (6.49% fixed rate until 09/13/2028; 6 mo. USD SOFR + 2.22% thereafter)(5)	2,609,561
2,500,000	6.50%, 09/13/2027, (6.50% fixed rate until 09/13/2026; 6 mo. USD SOFR + 1.88% thereafter)(5)	2,559,408
	BNP Paribas SA
2,915,000	1.32%, 01/13/2027, (1.32% fixed rate until 01/13/2026; 6 mo. USD SOFR + 1.00% thereafter)(1)(5)	2,820,794
2,025,000	1.68%, 06/30/2027, (1.68% fixed rate until 06/30/2026; 6 mo. USD SOFR + 0.91% thereafter)(1)(5)	1,936,406
1,390,000	2.59%, 01/20/2028, (2.59% fixed rate until 01/20/2027; 6 mo. USD SOFR + 1.23% thereafter)(1)(5)	1,327,733
1,445,000	5.13%, 01/13/2029, (5.13% fixed rate until 01/13/2028; 1 yr. USD CMT + 1.45% thereafter)(1)(5)	1,450,813
2,000,000	5.18%, 01/09/2030, (5.18% fixed rate until 01/09/2029; 6 mo. USD SOFR + 1.52% thereafter)(1)(5)	2,006,717
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 51.2% - (continued)
	Commercial Banks - 17.9% - (continued)
$ 3,310,000	5.34%, 06/12/2029, (5.34% fixed rate until 06/12/2028; 1 yr. USD CMT + 1.50% thereafter)(1)(5)	$3,340,788
3,500,000	5.50%, 05/20/2030, (5.50% fixed rate until 05/20/2029; 6 mo. USD SOFR + 1.59% thereafter)(1)(5)	3,524,160
	BPCE SA
4,860,000	1.65%, 10/06/2026, (1.65% fixed rate until 10/06/2025; 6 mo. USD SOFR + 1.52% thereafter)(1)(5)	4,754,282
840,000	2.05%, 10/19/2027, (2.05% fixed rate until 10/19/2026; 6 mo. USD SOFR + 1.09% thereafter)(1)(5)	797,702
3,925,000	4.75%, 07/19/2027(1)	3,922,670
4,035,000	5.72%, 01/18/2030, (5.72% fixed rate until 01/18/2029; 6 mo. USD SOFR + 1.96% thereafter)(1)(5)	4,072,798
3,120,000	6.71%, 10/19/2029, (6.71% fixed rate until 10/19/2028; 6 mo. USD SOFR + 2.27% thereafter)(1)(5)	3,256,002
	CaixaBank SA
4,130,000	5.67%, 03/15/2030, (5.67% fixed rate until 03/15/2029; 6 mo. USD SOFR + 1.78% thereafter)(1)(5)	4,195,130
3,475,000	6.68%, 09/13/2027, (6.68% fixed rate until 09/13/2026; 6 mo. USD SOFR + 2.08% thereafter)(1)(5)	3,570,682
3,325,000	Citibank NA 4.84%, 08/06/2029	3,326,037
	Citigroup, Inc.
5,425,000	4.54%, 09/19/2030, (4.54% fixed rate until 09/19/2029; 6 mo. USD SOFR + 1.34% thereafter)(5)	5,290,946
5,000,000	5.17%, 02/13/2030, (5.17% fixed rate until 02/13/2029; 6 mo. USD SOFR + 1.36% thereafter)(5)	5,014,096
1,070,000	Citizens Financial Group, Inc. 5.84%, 01/23/2030, (5.84% fixed rate until 01/23/2029; 6 mo. USD SOFR + 2.01% thereafter)(5)	1,088,643
	Credit Agricole SA
3,525,000	1.25%, 01/26/2027, (1.25% fixed rate until 01/26/2026; 6 mo. USD SOFR + 0.89% thereafter)(1)(5)	3,403,697
2,794,000	1.91%, 06/16/2026, (1.91% fixed rate until 06/16/2025; 6 mo. USD SOFR + 1.68% thereafter)(1)(5)	2,763,701
	Danske Bank AS
7,340,000	1.55%, 09/10/2027, (1.55% fixed rate until 09/10/2026; 1 yr. USD CMT + 0.73% thereafter)(1)(5)	6,969,632
3,220,000	5.71%, 03/01/2030, (5.71% fixed rate until 03/01/2029; 1 yr. USD CMT + 1.40% thereafter)(1)(5)	3,282,831
	Deutsche Bank AG
3,390,000	2.31%, 11/16/2027, (2.31% fixed rate until 11/16/2026; 6 mo. USD SOFR + 1.22% thereafter)(5)	3,232,379
3,745,000	2.55%, 01/07/2028, (2.55% fixed rate until 01/07/2027; 6 mo. USD SOFR + 1.32% thereafter)(5)	3,574,432
3,350,000	6.12%, 07/14/2026, (6.12% fixed rate until 07/14/2025; 6 mo. USD SOFR + 3.19% thereafter)(5)	3,367,060

164

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 51.2% - (continued)
	Commercial Banks - 17.9% - (continued)
$ 3,000,000	DNB Bank ASA 1.54%, 05/25/2027, (1.54% fixed rate until 05/25/2026; 1 yr. USD CMT + 0.72% thereafter)(1)(5)	$2,875,202
1,415,000	Fifth Third Bancorp 6.34%, 07/27/2029, (6.34% fixed rate until 07/27/2028; 6 mo. USD SOFR + 2.34% thereafter)(5)	1,472,292
	Goldman Sachs Group, Inc.
2,000,000	1.54%, 09/10/2027, (1.54% fixed rate until 09/10/2026; 6 mo. USD SOFR + 0.82% thereafter)(5)	1,898,188
1,100,000	4.48%, 08/23/2028, (4.48% fixed rate until 08/23/2027; 6 mo. USD SOFR + 1.73% thereafter)(5)	1,090,254
5,550,000	5.21%, 01/28/2031, (5.21% fixed rate until 01/28/2030; 6 mo. USD SOFR + 1.08% thereafter)(5)	5,561,520
3,190,000	5.73%, 04/25/2030, (5.73% fixed rate until 04/25/2029; 6 mo. USD SOFR + 1.27% thereafter)(5)	3,259,548
5,000,000	6.48%, 10/24/2029, (6.48% fixed rate until 10/24/2028; 6 mo. USD SOFR + 1.77% thereafter)(5)	5,249,872
	HSBC Holdings PLC
2,405,000	4.76%, 06/09/2028, (4.76% fixed rate until 06/09/2027; 6 mo. USD SOFR + 2.11% thereafter)(5)	2,393,987
6,560,000	5.89%, 08/14/2027, (5.89% fixed rate until 08/14/2026; 6 mo. USD SOFR + 1.57% thereafter)(5)	6,657,913
3,530,000	6.16%, 03/09/2029, (6.16% fixed rate until 03/09/2028; 6 mo. USD SOFR + 1.97% thereafter)(5)	3,635,152
	Huntington Bancshares, Inc.
3,000,000	4.44%, 08/04/2028, (4.44% fixed rate until 08/04/2027; 6 mo. USD SOFR + 1.97% thereafter)(5)	2,966,813
4,890,000	6.21%, 08/21/2029, (6.21% fixed rate until 08/21/2028; 6 mo. USD SOFR + 2.02% thereafter)(5)	5,064,683
	JP Morgan Chase & Co.
3,000,000	4.32%, 04/26/2028, (4.32% fixed rate until 04/26/2027; 6 mo. USD SOFR + 1.56% thereafter)(5)	2,968,726
4,645,000	4.98%, 07/22/2028, (4.98% fixed rate until 07/22/2027; 6 mo. USD SOFR + 0.93% thereafter)(5)	4,663,930
4,450,000	5.01%, 01/23/2030, (5.01% fixed rate until 01/23/2029; 6 mo. USD SOFR + 1.31% thereafter)(5)	4,459,280
5,550,000	5.14%, 01/24/2031, (5.14% fixed rate until 01/24/2030; 6 mo. USD SOFR + 0.90% thereafter)(5)	5,572,099
2,405,000	5.30%, 07/24/2029, (5.30% fixed rate until 07/24/2028; 6 mo. USD SOFR + 1.45% thereafter)(5)	2,435,998
2,050,000	6.07%, 10/22/2027, (6.07% fixed rate until 10/22/2026; 6 mo. USD SOFR + 1.33% thereafter)(5)	2,096,747
2,000,000	6.09%, 10/23/2029, (6.09% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.57% thereafter)(5)	2,080,600
2,540,000	KBC Group NV 5.80%, 01/19/2029, (5.80% fixed rate until 01/19/2028; 1 yr. USD CMT + 2.10% thereafter)(1)(5)	2,597,611
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 51.2% - (continued)
	Commercial Banks - 17.9% - (continued)
$ 3,460,000	KeyBank NA 4.39%, 12/14/2027	$3,409,230
	Lloyds Banking Group PLC
1,950,000	5.46%, 01/05/2028, (5.46% fixed rate until 01/05/2027; 1 yr. USD CMT + 1.38% thereafter)(5)	1,968,388
3,000,000	5.72%, 06/05/2030, (5.72% fixed rate until 06/05/2029; 1 yr. USD CMT + 1.07% thereafter)(5)	3,060,007
2,500,000	5.99%, 08/07/2027, (5.99% fixed rate until 08/07/2026; 1 yr. USD CMT + 1.48% thereafter)(5)	2,536,992
	Macquarie Group Ltd.
2,340,000	1.34%, 01/12/2027, (1.34% fixed rate until 01/12/2026; 6 mo. USD SOFR + 1.07% thereafter)(1)(5)	2,264,154
2,065,000	1.63%, 09/23/2027, (1.63% fixed rate until 09/23/2026; 6 mo. USD SOFR + 0.91% thereafter)(1)(5)	1,960,134
	Manufacturers & Traders Trust Co.
4,620,000	4.65%, 01/27/2026	4,618,474
8,600,000	4.70%, 01/27/2028	8,548,221
	Morgan Stanley
3,000,000	1.51%, 07/20/2027, (1.51% fixed rate until 07/20/2026; 6 mo. USD SOFR + 0.86% thereafter)(5)	2,861,864
1,990,000	5.16%, 04/20/2029, (5.16% fixed rate until 04/20/2028; 6 mo. USD SOFR + 1.59% thereafter)(5)	2,001,487
5,000,000	5.17%, 01/16/2030, (5.17% fixed rate until 01/16/2029; 6 mo. USD SOFR + 1.45% thereafter)(5)	5,021,761
5,550,000	5.23%, 01/15/2031, (5.23% fixed rate until 01/15/2030; 6 mo. USD SOFR + 1.11% thereafter)(5)	5,575,889
720,000	5.45%, 07/20/2029, (5.45% fixed rate until 07/20/2028; 6 mo. USD SOFR + 1.63% thereafter)(5)	730,913
3,525,000	5.66%, 04/18/2030, (5.66% fixed rate until 04/18/2029; 6 mo. USD SOFR + 1.26% thereafter)(5)	3,599,200
1,710,000	6.41%, 11/01/2029, (6.41% fixed rate until 11/01/2028; 6 mo. USD SOFR + 1.83% thereafter)(5)	1,791,308
	NatWest Group PLC
3,335,000	1.64%, 06/14/2027, (1.64% fixed rate until 06/14/2026; 1 yr. USD CMT + 0.90% thereafter)(5)	3,193,248
1,455,000	5.85%, 03/02/2027, (5.85% fixed rate until 03/02/2026; 1 yr. USD CMT + 1.35% thereafter)(5)	1,470,651
5,300,000	PNC Financial Services Group, Inc. 6.62%, 10/20/2027, (6.62% fixed rate until 10/20/2026; 6 mo. USD SOFR + 1.73% thereafter)(5)	5,463,158
3,000,000	Santander Holdings USA, Inc. 5.81%, 09/09/2026, (5.81% fixed rate until 09/09/2025; 6 mo. USD SOFR + 2.33% thereafter)(5)	3,016,177
2,500,000	Santander U.K. Group Holdings PLC 6.53%, 01/10/2029, (6.53% fixed rate until 01/10/2028; 6 mo. USD SOFR + 2.60% thereafter)(5)	2,588,937
	Societe Generale SA
5,200,000	4.68%, 06/15/2027(1)	5,186,448

165

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 51.2% - (continued)
	Commercial Banks - 17.9% - (continued)
$ 2,500,000	6.45%, 01/12/2027, (6.45% fixed rate until 01/12/2026; 1 yr. USD CMT + 2.30% thereafter)(1)(5)	$2,529,707
	Standard Chartered PLC
2,070,000	1.46%, 01/14/2027, (1.46% fixed rate until 01/14/2026; 1 yr. USD CMT + 1.00% thereafter)(1)(5)	2,002,541
5,425,000	6.30%, 01/09/2029, (6.30% fixed rate until 01/09/2028; 1 yr. USD CMT + 2.45% thereafter)(1)(5)	5,595,216
4,755,000	7.77%, 11/16/2028, (7.77% fixed rate until 11/16/2027; 1 yr. USD CMT + 3.45% thereafter)(1)(5)	5,072,462
3,000,000	Synchrony Bank 5.63%, 08/23/2027	3,024,269
1,660,000	Truist Financial Corp. 5.44%, 01/24/2030, (5.44% fixed rate until 01/24/2029; 6 mo. USD SOFR + 1.62% thereafter)(5)	1,678,753
	UBS Group AG
5,170,000	1.49%, 08/10/2027, (1.49% fixed rate until 08/10/2026; 1 yr. USD CMT + 0.85% thereafter)(1)(5)	4,914,631
2,100,000	4.13%, 04/15/2026(1)	2,085,372
2,635,000	5.62%, 09/13/2030, (5.62% fixed rate until 09/13/2029; 1 yr. USD SOFR ICE Swap Rate + 1.34% thereafter)(1)(5)	2,682,556
3,005,000	6.44%, 08/11/2028, (6.44% fixed rate until 08/11/2027; 6 mo. USD SOFR + 3.70% thereafter)(1)(5)	3,105,122
5,230,000	UniCredit SpA 1.98%, 06/03/2027, (1.98% fixed rate until 06/03/2026; 1 yr. USD CMT + 1.20% thereafter)(1)(5)	5,024,770
	Wells Fargo & Co.
5,000,000	3.53%, 03/24/2028, (3.53% fixed rate until 03/24/2027; 6 mo. USD SOFR + 1.51% thereafter)(5)	4,861,850
2,730,000	4.81%, 07/25/2028, (4.81% fixed rate until 07/25/2027; 6 mo. USD SOFR + 1.98% thereafter)(5)	2,723,761
2,605,000	5.20%, 01/23/2030, (5.20% fixed rate until 01/22/2029; 6 mo. USD SOFR + 1.50% thereafter)(5)	2,620,522
5,000,000	5.71%, 04/22/2028, (5.71% fixed rate until 04/22/2027; 6 mo. USD SOFR + 1.07% thereafter)(5)	5,082,543
2,135,000	6.30%, 10/23/2029, (6.30% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.79% thereafter)(5)	2,228,946
	Westpac New Zealand Ltd.
2,500,000	4.90%, 02/15/2028(1)	2,505,130
3,000,000	5.20%, 02/28/2029(1)	3,030,818
		329,692,129
	Commercial Services - 0.6%
2,995,000	Ashtead Capital, Inc. 1.50%, 08/12/2026(1)	2,840,560
3,820,000	Element Fleet Management Corp. 5.64%, 03/13/2027(1)	3,876,580
3,440,000	ERAC USA Finance LLC 5.00%, 02/15/2029(1)	3,454,716
	Howard University
500,000	1.99%, 10/01/2025	488,861
655,000	2.52%, 10/01/2025	642,666
		11,303,383
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 51.2% - (continued)
	Construction Materials - 0.2%
$ 3,000,000	Lennox International, Inc. 5.50%, 09/15/2028	$3,061,246
	Diversified Financial Services - 3.8%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1,000,000	1.75%, 01/30/2026	971,347
3,420,000	2.45%, 10/29/2026	3,283,656
4,935,000	5.10%, 01/19/2029	4,941,597
5,525,000	5.38%, 12/15/2031	5,519,779
2,750,000	Air Lease Corp. 5.10%, 03/01/2029	2,760,267
	Aircastle Ltd.
3,050,000	5.25%, 08/11/2025(1)	3,053,479
1,220,000	5.95%, 02/15/2029(1)	1,247,439
4,000,000	American Express Co. 5.53%, 04/25/2030, (5.53% fixed rate until 04/25/2029; 6 mo. USD SOFR + 1.09% thereafter)(5)	4,083,475
	Aviation Capital Group LLC
4,000,000	4.88%, 10/01/2025(1)	3,997,201
3,000,000	6.75%, 10/25/2028(1)	3,155,297
2,000,000	Avolon Holdings Funding Ltd. 4.25%, 04/15/2026(1)	1,979,256
	Capital One Financial Corp.
1,350,000	5.46%, 07/26/2030, (5.46% fixed rate until 07/26/2029; 6 mo. USD SOFR + 1.56% thereafter)(5)	1,361,713
2,215,000	5.47%, 02/01/2029, (5.47% fixed rate until 02/01/2028; 6 mo. USD SOFR + 2.08% thereafter)(5)	2,240,854
1,395,000	5.70%, 02/01/2030, (5.70% fixed rate until 02/01/2029; 6 mo. USD SOFR + 1.91% thereafter)(5)	1,418,238
3,120,000	6.31%, 06/08/2029, (6.31% fixed rate until 06/08/2028; 6 mo. USD SOFR + 2.64% thereafter)(5)	3,233,315
4,155,000	GGAM Finance Ltd. 8.00%, 06/15/2028(1)	4,382,545
9,050,000	goeasy Ltd. 6.88%, 05/15/2030(1)	9,188,402
	Macquarie Airfinance Holdings Ltd.
1,140,000	5.15%, 03/17/2030(1)	1,121,418
5,000,000	6.40%, 03/26/2029(1)	5,152,325
1,050,000	Nuveen LLC 5.55%, 01/15/2030(1)	1,069,244
6,070,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. 2.88%, 10/15/2026(1)	5,790,997
		69,951,844
	Electric - 2.4%
4,000,000	AES Corp. 1.38%, 01/15/2026	3,869,295
	Alliant Energy Finance LLC
4,085,000	5.40%, 06/06/2027(1)	4,116,634
3,575,000	5.95%, 03/30/2029(1)	3,666,585
475,000	Cleco Corporate Holdings LLC 3.74%, 05/01/2026(4)	466,472
1,280,000	Duke Energy Carolinas LLC 4.85%, 03/15/2030	1,281,569
	Edison International
234,000	4.70%, 08/15/2025	233,118
2,180,000	5.25%, 11/15/2028	2,062,919
1,100,000	Electricite de France SA 5.70%, 05/23/2028(1)	1,121,995
3,230,000	Enel Finance International NV 1.63%, 07/12/2026(1)(4)	3,087,167
500,000	FirstEnergy Pennsylvania Electric Co. 5.20%, 04/01/2028(1)	503,185
3,585,000	ITC Holdings Corp. 4.95%, 09/22/2027(1)	3,587,771

166

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 51.2% - (continued)
	Electric - 2.4% - (continued)
	Pacific Gas & Electric Co.
$ 2,000,000	4.95%, 06/08/2025	$1,991,978
3,785,000	6.10%, 01/15/2029	3,839,051
	Public Service Enterprise Group, Inc.
4,355,000	5.20%, 04/01/2029	4,391,542
10,350,000	5.88%, 10/15/2028	10,694,478
		44,913,759
	Electronics - 0.9%
	Flex Ltd.
4,850,000	3.75%, 02/01/2026	4,794,133
3,775,000	6.00%, 01/15/2028	3,866,779
4,000,000	Jabil, Inc. 1.70%, 04/15/2026	3,854,183
4,150,000	TD SYNNEX Corp. 1.75%, 08/09/2026	3,958,540
		16,473,635
	Energy-Alternate Sources - 0.2%
4,565,000	TerraForm Power Operating LLC 5.00%, 01/31/2028(1)	4,398,842
	Entertainment - 0.4%
6,490,000	Warnermedia Holdings, Inc. 3.76%, 03/15/2027	6,286,039
	Food - 0.1%
1,990,000	Tyson Foods, Inc. 5.40%, 03/15/2029	2,015,020
	Hand/Machine Tools - 0.5%
	Regal Rexnord Corp.
2,375,000	6.05%, 02/15/2026	2,395,158
7,030,000	6.05%, 04/15/2028	7,168,927
		9,564,085
	Healthcare - Products - 0.6%
5,775,000	Solventum Corp. 5.40%, 03/01/2029	5,836,759
5,575,000	Stryker Corp. 4.85%, 02/10/2030	5,564,436
		11,401,195
	Healthcare - Services - 1.5%
3,206,000	Beth Israel Lahey Health, Inc. 2.22%, 07/01/2028	2,890,912
965,000	Elevance Health, Inc. 5.15%, 06/15/2029	975,548
4,175,000	HCA, Inc. 3.13%, 03/15/2027	4,028,537
1,265,000	Humana, Inc. 5.75%, 12/01/2028	1,293,873
4,755,000	Icon Investments Six DAC 5.85%, 05/08/2029	4,862,147
	IQVIA, Inc.
3,000,000	5.70%, 05/15/2028	3,046,241
8,740,000	6.25%, 02/01/2029	9,044,799
1,905,000	PeaceHealth Obligated Group 1.38%, 11/15/2025	1,851,331
		27,993,388
	Insurance - 2.4%
640,000	Arthur J Gallagher & Co. 4.85%, 12/15/2029	635,426
	Athene Global Funding
3,000,000	1.73%, 10/02/2026(1)	2,850,153
7,215,000	5.58%, 01/09/2029(1)	7,292,559
3,020,000	Brighthouse Financial Global Funding 1.55%, 05/24/2026(1)	2,891,178
	CNO Global Funding
2,355,000	1.75%, 10/07/2026(1)	2,235,165
1,230,000	4.88%, 12/10/2027(1)	1,227,146
5,100,000	Corebridge Financial, Inc. 3.65%, 04/05/2027	4,970,860
	Corebridge Global Funding
2,700,000	5.20%, 01/12/2029(1)	2,718,601
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 51.2% - (continued)
	Insurance - 2.4% - (continued)
$ 1,870,000	5.90%, 09/19/2028(1)	$1,930,284
2,000,000	Equitable Financial Life Global Funding 1.00%, 01/09/2026(1)	1,936,018
	GA Global Funding Trust
3,675,000	5.40%, 01/13/2030(1)	3,693,964
5,740,000	5.50%, 01/08/2029(1)	5,800,242
	RGA Global Funding
2,575,000	5.45%, 05/24/2029(1)	2,614,038
3,675,000	6.00%, 11/21/2028(1)	3,797,532
		44,593,166
	Internet - 0.1%
1,535,000	Meituan 2.13%, 10/28/2025(1)	1,504,355
	Investment Company Security - 1.3%
	Ares Capital Corp.
4,000,000	5.88%, 03/01/2029	4,049,807
4,000,000	5.95%, 07/15/2029	4,054,502
5,560,000	7.00%, 01/15/2027	5,751,739
5,000,000	Ares Strategic Income Fund 6.35%, 08/15/2029(1)	5,093,875
4,275,000	FS KKR Capital Corp. 3.25%, 07/15/2027	4,066,880
		23,016,803
	IT Services - 0.2%
4,225,000	DXC Technology Co. 1.80%, 09/15/2026	4,013,999
	Lodging - 0.2%
375,000	Las Vegas Sands Corp. 6.00%, 08/15/2029	380,201
2,500,000	Marriott International, Inc. 5.55%, 10/15/2028	2,556,673
		2,936,874
	Media - 1.1%
7,050,000	Charter Communications Operating LLC/Charter Communications Operating Capital 6.15%, 11/10/2026	7,187,023
2,565,000	Cox Communications, Inc. 5.45%, 09/15/2028(1)	2,600,709
4,425,000	Paramount Global 7.88%, 07/30/2030	4,828,089
5,400,000	Townsquare Media, Inc. 6.88%, 02/01/2026(1)	5,393,860
		20,009,681
	Mining - 0.2%
3,800,000	Glencore Funding LLC 6.13%, 10/06/2028(1)	3,936,918
	Office/Business Equipment - 0.2%
4,325,000	CDW LLC/CDW Finance Corp. 2.67%, 12/01/2026	4,157,133
	Oil & Gas - 0.7%
1,260,000	Aker BP ASA 5.60%, 06/13/2028(1)	1,282,508
2,560,000	Ovintiv, Inc. 5.65%, 05/15/2028	2,601,622
	Var Energi ASA
4,000,000	5.00%, 05/18/2027(1)	4,000,192
4,340,000	7.50%, 01/15/2028(1)	4,590,956
		12,475,278
	Oil & Gas Services - 0.1%
1,620,000	Schlumberger Holdings Corp. 5.00%, 11/15/2029(1)	1,626,051
	Packaging & Containers - 0.5%
	Berry Global, Inc.
2,000,000	1.65%, 01/15/2027	1,879,970

167

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 51.2% - (continued)
	Packaging & Containers - 0.5% - (continued)
$ 2,140,000	5.50%, 04/15/2028	$2,162,226
4,450,000	Silgan Holdings, Inc. 1.40%, 04/01/2026(1)	4,257,555
		8,299,751
	Pharmaceuticals - 0.4%
	Bayer U.S. Finance LLC
1,440,000	6.13%, 11/21/2026(1)	1,467,301
1,610,000	6.25%, 01/21/2029(1)	1,651,729
5,000,000	Teva Pharmaceutical Finance Netherlands III BV 4.75%, 05/09/2027	4,919,912
		8,038,942
	Pipelines - 1.7%
4,250,000	Buckeye Partners LP 6.88%, 07/01/2029(1)	4,350,997
	Columbia Pipelines Holding Co. LLC
1,270,000	5.10%, 10/01/2031(1)	1,247,076
3,680,000	6.04%, 08/15/2028(1)	3,781,593
755,000	6.06%, 08/15/2026(1)	765,624
	Energy Transfer LP
3,000,000	5.55%, 02/15/2028	3,051,849
905,000	6.10%, 12/01/2028	938,294
5,000,000	Kinder Morgan, Inc. 5.00%, 02/01/2029	4,990,552
2,350,000	ONEOK, Inc. 5.65%, 11/01/2028	2,401,332
	Targa Resources Corp.
2,775,000	5.20%, 07/01/2027	2,799,259
3,000,000	6.15%, 03/01/2029	3,118,001
4,265,000	Western Midstream Operating LP 6.35%, 01/15/2029	4,410,756
		31,855,333
	Real Estate - 0.7%
6,000,000	CBRE Services, Inc. 5.50%, 04/01/2029	6,100,120
6,980,000	Jones Lang LaSalle, Inc. 6.88%, 12/01/2028	7,394,360
		13,494,480
	Real Estate Investment Trusts - 3.3%
3,500,000	American Tower Corp. 5.50%, 03/15/2028	3,558,974
6,335,000	American Tower Trust I 5.49%, 03/15/2053(1)	6,403,121
2,645,000	COPT Defense Properties LP 2.25%, 03/15/2026	2,568,151
	Crown Castle, Inc.
5,000,000	1.05%, 07/15/2026	4,739,648
4,875,000	4.80%, 09/01/2028	4,843,986
3,000,000	GLP Capital LP/GLP Financing II, Inc. 5.38%, 04/15/2026	3,004,911
4,125,000	Kilroy Realty LP 4.25%, 08/15/2029	3,882,956
4,090,000	LXP Industrial Trust 6.75%, 11/15/2028	4,298,248
	Piedmont Operating Partnership LP
1,750,000	6.88%, 07/15/2029	1,796,318
3,325,000	9.25%, 07/20/2028	3,655,983
	SBA Tower Trust
1,010,000	1.63%, 05/15/2051(1)	950,705
1,390,000	1.88%, 07/15/2050(1)	1,349,899
5,410,000	4.83%, 10/15/2029(1)	5,290,846
5,000,000	VICI Properties LP/VICI Note Co., Inc. 4.25%, 12/01/2026(1)	4,920,859
9,050,000	XHR LP 6.63%, 05/15/2030(1)	9,147,604
		60,412,209
	Retail - 0.6%
1,350,000	AutoZone, Inc. 6.25%, 11/01/2028	1,412,921
2,750,000	Dollar General Corp. 5.20%, 07/05/2028	2,768,107
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 51.2% - (continued)
	Retail - 0.6% - (continued)
$ 2,780,000	Group 1 Automotive, Inc. 4.00%, 08/15/2028(1)	$2,637,840
4,585,000	Lithia Motors, Inc. 4.63%, 12/15/2027(1)	4,450,693
		11,269,561
	Savings & Loans - 0.2%
4,000,000	Nationwide Building Society 6.56%, 10/18/2027, (6.56% fixed rate until 10/18/2026; 6 mo. USD SOFR + 1.91% thereafter)(1)(5)	4,103,938
	Semiconductors - 1.1%
	Broadcom, Inc.
2,750,000	5.05%, 04/15/2030	2,757,710
2,750,000	5.20%, 04/15/2032	2,749,292
3,520,000	Foundry JV Holdco LLC 5.90%, 01/25/2030(1)	3,600,531
	Marvell Technology, Inc.
1,850,000	4.88%, 06/22/2028	1,845,521
815,000	5.75%, 02/15/2029	834,587
3,000,000	Microchip Technology, Inc. 5.05%, 03/15/2029	2,994,984
5,610,000	Skyworks Solutions, Inc. 1.80%, 06/01/2026	5,374,512
		20,157,137
	Software - 1.2%
4,680,000	Constellation Software, Inc. 5.16%, 02/16/2029(1)	4,718,649
5,350,000	Fiserv, Inc. 4.75%, 03/15/2030	5,291,005
3,770,000	Open Text Corp. 6.90%, 12/01/2027(1)	3,898,670
5,575,000	Oracle Corp. 4.80%, 08/03/2028	5,578,397
1,784,000	PTC, Inc. 3.63%, 02/15/2025(1)	1,780,709
		21,267,430
	Telecommunications - 0.7%
2,145,000	Motorola Solutions, Inc. 5.00%, 04/15/2029	2,147,642
10,195,000	Rogers Communications, Inc. 5.00%, 02/15/2029	10,141,807
		12,289,449
	Trucking & Leasing - 0.9%
1,450,000	DAE Funding LLC 2.63%, 03/20/2025(1)	1,442,943
	Penske Truck Leasing Co. LP/PTL Finance Corp.
3,000,000	1.20%, 11/15/2025(1)	2,915,773
2,275,000	4.40%, 07/01/2027(1)	2,249,469
2,795,000	5.35%, 03/30/2029(1)	2,817,542
2,645,000	5.70%, 02/01/2028(1)	2,694,943
5,000,000	SMBC Aviation Capital Finance DAC 5.30%, 04/03/2029(1)	5,017,218
		17,137,888
	Total Corporate Bonds (cost $939,740,186)	$943,458,967
MUNICIPAL BONDS - 0.1%
	Medical - 0.1%
1,875,000	Oklahoma Dev Finance Auth, OK, Rev, (AGM) 5.45%, 08/15/2028	$1,866,837
	Total Municipal Bonds (cost $1,857,432)	$1,866,837

168

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.4%(6)
	Aerospace/Defense - 0.3%
	Air Comm Corp. LLC
$ 193,846	7.40%, 11/21/2031, 3 mo. USD Term SOFR + 3.00%	$194,331
16,154	7.40%, 12/11/2031, 3 mo. USD Term SOFR + 3.00%(7)	16,194
490,000	Goat Holdco LLC 7.31%, 01/27/2032, 1 mo. USD Term SOFR + 3.00%	490,980
1,070,362	Spirit AeroSystems, Inc. 8.79%, 01/15/2027, 3 mo. USD Term SOFR + 4.50%	1,080,617
3,826,398	TransDigm, Inc. 6.83%, 02/28/2031, 3 mo. USD Term SOFR + 2.50%	3,840,632
		5,622,754
	Airlines - 0.1%
248,125	Air Canada 6.34%, 03/21/2031, 3 mo. USD Term SOFR + 2.00%	249,443
763,750	American Airlines, Inc. 9.30%, 04/20/2028, 3 mo. USD Term SOFR + 4.75%	781,652
613,462	JetBlue Airways Corp. 9.85%, 08/27/2029, 3 mo. USD Term SOFR + 5.50%	616,094
403,059	SkyMiles IP Ltd. 8.04%, 10/20/2027, 3 mo. USD Term SOFR + 3.75%	410,113
		2,057,302
	Apparel - 0.2%
2,705,434	ABG Intermediate Holdings 2 LLC 6.56%, 12/21/2028, 1 mo. USD Term SOFR + 2.25%	2,717,041
806,250	Crocs, Inc. 6.58%, 02/19/2029, 3 mo. USD Term SOFR + 2.25%	809,459
387,036	Hanesbrands, Inc. 8.06%, 03/08/2030, 1 mo. USD Term SOFR + 3.75%	390,422
		3,916,922
	Auto Parts & Equipment - 0.2%
	Clarios Global LP
EUR 1,268,005	5.77%, 07/16/2031, 3 mo. EURIBOR + 3.00%	1,313,127
$ 1,127,175	6.81%, 05/06/2030, 1 mo. USD Term SOFR + 2.50%	1,125,202
1,172,743	First Brands Group LLC 9.55%, 03/30/2027, 3 mo. USD Term SOFR + 5.00%	1,150,072
		3,588,401
	Beverages - 0.0%
594,197	Pegasus Bidco BV 7.77%, 07/12/2029, 3 mo. USD Term SOFR + 3.25%	599,396
	Chemicals - 0.3%
1,127,639	Axalta Coating Systems U.S. Holdings, Inc. 6.08%, 12/20/2029, U.S. (Fed) Prime Rate + 0.75%	1,131,574
1,356,141	Element Solutions, Inc. 6.06%, 12/18/2030, 1 mo. USD Term SOFR + 1.75%	1,360,264
250,647	Nouryon Finance BV 7.66%, 04/03/2028, 6 mo. USD Term SOFR + 3.25%	252,450
	Tronox Finance LLC
991,627	6.60%, 04/04/2029, U.S. (Fed) Prime Rate + 1.25%	992,499
843,075	6.82%, 09/18/2031, 1 mo. USD Term SOFR + 2.50%	844,466
		4,581,253
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.4%(6) - (continued)
	Commercial Banks - 0.0%
	Chrysaor Bidco SARL
$ 190,883	7.79%, 07/17/2031, 3 mo. USD Term SOFR + 3.50%	$192,861
14,117	7.81%, 10/30/2031, 1 mo. USD Term SOFR + 3.50%(7)	14,263
		207,124
	Commercial Services - 1.3%
1,857,620	AlixPartners LLP 6.93%, 02/04/2028, 1 mo. USD Term SOFR + 2.50%	1,863,193
904,741	Allied Universal Holdco LLC 8.16%, 05/12/2028, 1 mo. USD Term SOFR + 3.75%	907,627
893,581	APi Group DE, Inc. 6.31%, 01/03/2029, 1 mo. USD Term SOFR + 2.00%	895,609
1,042,387	Belron Finance 2019 LLC 7.27%, 10/16/2031, 3 mo. USD Term SOFR + 2.75%	1,050,466
EUR 1,443,965	Boels Topholding BV 5.79%, 05/23/2031, 3 mo. EURIBOR + 2.75%	1,503,318
$ 842,888	Boost Newco Borrower LLC 6.83%, 01/31/2031, 3 mo. USD Term SOFR + 2.50%	844,784
498,170	BrightView Landscapes LLC 6.80%, 04/20/2029, 3 mo. USD Term SOFR + 2.50%	498,583
1,146,352	Cimpress PLC 6.86%, 05/17/2028, 1 mo. USD Term SOFR + 2.50%	1,148,507
1,260,000	Corp. Service Co. 6.31%, 11/02/2029, 1 mo. USD Term SOFR + 2.00%	1,261,310
1,005,887	Ensemble RCM LLC 7.29%, 08/01/2029, 3 mo. USD Term SOFR + 3.00%	1,013,744
1,230,000	First Advantage Holdings LLC 7.56%, 10/31/2031, 1 mo. USD Term SOFR + 3.25%	1,240,381
880,048	Fugue Finance BV 8.29%, 01/31/2028, 3 mo. USD Term SOFR + 4.00%	892,149
983,434	Hertz Corp. 7.93%, 06/30/2028, 1 mo. USD Term SOFR + 3.50%	884,677
542,278	OMNIA Partners LLC 7.05%, 07/25/2030, 3 mo. USD Term SOFR + 2.75%	544,480
2,456,509	Trans Union LLC 6.06%, 06/24/2031, 1 mo. USD Term SOFR + 1.75%	2,456,482
2,181,013	United Rentals, Inc. 6.06%, 02/14/2031, 1 mo. USD Term SOFR + 1.75%	2,197,915
EUR 2,380,000	Verisure Holding AB 5.72%, 03/27/2028, 3 mo. EURIBOR + 3.00%	2,480,518
$ 552,781	Vestis Corp. 6.76%, 02/22/2031, 3 mo. USD Term SOFR + 2.25%	552,953
2,594,728	WEX, Inc. 6.06%, 03/31/2028, 1 mo. USD Term SOFR + 1.75%	2,595,740
		24,832,436
	Construction Materials - 0.4%
974,024	Chamberlain Group, Inc. 7.66%, 11/03/2028, 1 mo. USD Term SOFR + 3.25%	978,533
	Emerald Borrower LP
379,050	6.83%, 08/04/2031, 3 mo. USD Term SOFR + 2.50%	380,267
593,368	6.93%, 05/31/2030, 6 mo. USD Term SOFR + 2.50%	594,917
	Quikrete Holdings, Inc.
510,000	6.56%, 02/10/2032, 1 mo. USD Term SOFR + 2.25%	508,725

169

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.4%(6) - (continued)
	Construction Materials - 0.4% - (continued)
$ 2,207,676	6.81%, 04/14/2031, 1 mo. USD Term SOFR + 2.50%	$2,209,883
690,671	Standard Industries, Inc. 6.05%, 09/22/2028, 1 mo. USD Term SOFR + 1.75%	692,432
1,141,375	Summit Materials LLC 6.06%, 01/12/2029, 1 mo. USD Term SOFR + 1.75%	1,141,375
1,550,301	Zurn Holdings, Inc. 6.43%, 10/04/2028, 1 mo. USD Term SOFR + 2.00%	1,560,239
		8,066,371
	Distribution/Wholesale - 0.4%
4,158,969	American Builders & Contractors Supply Co., Inc. 6.06%, 01/31/2031, 1 mo. USD Term SOFR + 1.75%	4,177,393
1,817,210	Core & Main LP 6.31%, 07/27/2028, 1 mo. USD Term SOFR + 2.00%	1,821,753
1,002,363	Windsor Holdings III LLC 7.80%, 08/01/2030, 1 mo. USD Term SOFR + 3.50%	1,009,460
		7,008,606
	Diversified Financial Services - 0.4%
1,920,075	Blackhawk Network Holdings, Inc. 9.31%, 03/12/2029, 1 mo. USD Term SOFR + 5.00%	1,932,766
474,000	Delos Aircraft DAC 6.08%, 10/31/2027, 3 mo. USD Term SOFR + 1.75%	475,692
2,449,804	Fleetcor Technologies Operating Co. LLC 6.06%, 04/28/2028, 1 mo. USD Term SOFR + 1.75%	2,453,821
1,043,969	Russell Investments U.S. Institutional Holdco, Inc. 9.29%, 05/30/2027, 3 mo. USD Term SOFR + 5.00%(8)	1,003,516
2,320,525	Setanta Aircraft Leasing DAC 6.08%, 11/05/2028, 3 mo. USD Term SOFR + 1.75%	2,329,227
		8,195,022
	Electric - 0.1%
1,046,659	Constellation Renewables LLC 6.76%, 12/15/2027, 3 mo. USD Term SOFR + 2.25%	1,048,134
	Electronics - 0.2%
1,506,841	II-VI, Inc. 6.31%, 07/02/2029, 1 mo. USD Term SOFR + 2.00%	1,511,076
508,522	Ingram Micro, Inc. 7.08%, 09/22/2031, 3 mo. USD Term SOFR + 2.75%	512,336
750,000	LSF12 Crown U.S. Commercial Bidco LLC 8.59%, 12/02/2031, 1 mo. USD Term SOFR + 4.25%	749,685
		2,773,097
	Engineering & Construction - 0.2%
2,078,608	Brown Group Holding LLC 6.81%, 07/01/2031, 1 mo. USD Term SOFR + 2.50%	2,084,199
290,000	Construction Partners, Inc. 6.81%, 11/03/2031, 1 mo. USD Term SOFR + 2.50%	290,241
339,500	Fluidra SA 6.34%, 01/29/2029, 1 mo. USD Term SOFR + 1.93%	340,009
863,300	KKR Apple Bidco LLC 7.18%, 09/22/2028, 1 mo. USD Term SOFR + 2.75%	867,729
		3,582,178
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.4%(6) - (continued)
	Entertainment - 0.5%
$ 847,175	Caesars Entertainment, Inc. 6.56%, 02/06/2030, 1 mo. USD Term SOFR + 2.25%	$849,293
1,965,175	Cinemark USA, Inc. 7.07%, 05/24/2030, 1 mo. USD Term SOFR + 2.75%	1,979,914
	Delta 2 Lux SARL
303,333	6.33%, 09/30/2031, 3 mo. USD Term SOFR + 2.00%	303,788
151,667	6.35%, 09/30/2031, 3 mo. USD Term SOFR + 2.00%	151,894
935,000	Endeavor Group Holdings, Inc. 7.31%, 01/27/2032, 1 mo. USD Term SOFR + 3.00%	936,169
383,975	Great Canadian Gaming Corp. 9.09%, 11/01/2029, 3 mo. USD Term SOFR + 4.75%	384,697
658,350	Ontario Gaming GTA LP 8.58%, 08/01/2030, 3 mo. USD Term SOFR + 4.25%	660,411
711,750	Penn Entertainment, Inc. 6.81%, 05/03/2029, 1 mo. USD Term SOFR + 2.50%	715,800
1,791,000	Six Flags Entertainment Corp. 6.36%, 05/01/2031, 1 mo. USD Term SOFR + 2.00%	1,795,030
1,225,000	UFC Holdings LLC 6.77%, 11/21/2031, 3 mo. USD Term SOFR + 2.25%	1,231,382
		9,008,378
	Environmental Control - 0.3%
2,469,541	Clean Harbors, Inc. 6.06%, 10/09/2028, 1 mo. USD Term SOFR + 1.75%	2,489,618
1,222,473	Filtration Group Corp. 7.43%, 10/21/2028, 1 mo. USD Term SOFR + 3.00%	1,231,495
1,035,347	Reworld Holding Corp. 6.55%, 11/30/2028, 1 mo. USD Term SOFR + 2.25%	1,037,563
		4,758,676
	Food - 0.2%
289,271	Aspire Bakeries Holdings LLC 8.56%, 12/13/2030, 1 mo. USD Term SOFR + 4.25%	293,610
1,541,050	CHG PPC Parent LLC 7.43%, 12/08/2028, 1 mo. USD Term SOFR + 3.00%	1,549,726
914,413	Froneri Lux Finco SARL 6.24%, 09/17/2031, 6 mo. USD Term SOFR + 2.00%	915,748
930,687	U.S. Foods, Inc. 6.06%, 11/22/2028, 1 mo. USD Term SOFR + 1.75%	938,440
		3,697,524
	Food Service - 0.1%
	Aramark Services, Inc.
951,150	6.18%, 01/15/2027, 1 mo. USD Term SOFR + 1.75%	951,150
1,001,985	6.31%, 04/06/2028, 1 mo. USD Term SOFR + 2.00%	1,005,993
505,117	6.31%, 06/22/2030, 1 mo. USD Term SOFR + 2.00%	507,137
		2,464,280
	Healthcare - Products - 0.1%
	Avantor Funding, Inc.
EUR 93,157	5.23%, 06/12/2028, 1 mo. EURIBOR + 2.50%	96,923

170

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.4%(6) - (continued)
	Healthcare - Products - 0.1% - (continued)
$ 153,874	6.41%, 11/08/2027, 1 mo. USD Term SOFR + 2.00%	$154,668
1,787,563	Medline Borrower LP 6.56%, 10/23/2028, 1 mo. USD Term SOFR + 2.25%	1,795,268
		2,046,859
	Healthcare - Services - 0.3%
1,292,569	AHP Health Partners, Inc. 7.06%, 08/24/2028, 1 mo. USD Term SOFR + 2.75%	1,302,263
120,898	ICON Luxembourg SARL 6.33%, 07/03/2028, 3 mo. USD Term SOFR + 2.00%	121,874
	IQVIA, Inc.
EUR 532,882	4.68%, 06/11/2025, 3 mo. EURIBOR + 2.00%	554,321
$ 1,217,700	6.33%, 01/02/2031, 3 mo. USD Term SOFR + 2.00%	1,225,822
491,540	Medical Solutions Holdings, Inc. 7.89%, 11/01/2028, 3 mo. USD Term SOFR + 3.50%	344,899
1,599,174	Surgery Center Holdings, Inc. 7.06%, 12/19/2030, 1 mo. USD Term SOFR + 2.75%	1,604,403
		5,153,582
	Home Builders - 0.1%
1,240,224	Installed Building Products, Inc. 6.06%, 03/28/2031, 1 mo. USD Term SOFR + 1.75%	1,245,805
1,095,275	Tecta America Corp. 8.43%, 04/10/2028, 1 mo. USD Term SOFR + 4.00%	1,099,579
		2,345,384
	Home Furnishings - 0.2%
1,225,529	Mattress Firm, Inc. 8.92%, 09/25/2028, 6 mo. USD Term SOFR + 4.25%	1,224,769
1,750,000	Tempur Sealy International, Inc. 6.84%, 10/24/2031, 1 mo. USD Term SOFR + 2.50%	1,755,110
		2,979,879
	Insurance - 1.0%
2,418,179	Acrisure LLC 7.31%, 11/06/2030, 1 mo. USD Term SOFR + 3.00%	2,420,065
733,260	Alliant Holdings Intermediate LLC 7.05%, 09/19/2031, 1 mo. USD Term SOFR + 2.75%	735,371
440,000	AmWINS Group, Inc. 6.56%, 01/30/2032, 1 mo. USD Term SOFR + 2.25%	440,770
	Asurion LLC
2,264,805	7.68%, 12/23/2026, 1 mo. USD Term SOFR + 3.25%	2,263,242
842,187	7.68%, 07/31/2027, 1 mo. USD Term SOFR + 3.25%	841,253
689,798	8.41%, 08/19/2028, 1 mo. USD Term SOFR + 4.00%	688,363
551,579	8.66%, 08/19/2028, 1 mo. USD Term SOFR + 4.25%	552,009
1,055,000	9.68%, 01/31/2028, 1 mo. USD Term SOFR + 5.25%	1,029,153
2,473,028	HUB International Ltd. 7.29%, 06/20/2030, 3 mo. USD Term SOFR + 2.75%	2,481,436
1,171,059	Ryan Specialty Group LLC 6.56%, 09/15/2031, 1 mo. USD Term SOFR + 2.25%	1,174,280
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.4%(6) - (continued)
	Insurance - 1.0% - (continued)
$ 3,448,362	Sedgwick Claims Management Services, Inc. 7.31%, 07/31/2031, 1 mo. USD Term SOFR + 3.00%	$3,466,673
638,952	Truist Insurance Holdings LLC 7.08%, 05/06/2031, 3 mo. USD Term SOFR + 2.75%	639,750
1,972,704	USI, Inc. 6.58%, 11/21/2029, 3 mo. USD Term SOFR + 2.25%	1,971,836
		18,704,201
	Internet - 0.3%
973,732	Endure Digital, Inc. 7.94%, 02/10/2028, 1 mo. USD Term SOFR + 3.50%	657,756
1,730,961	Gen Digital, Inc. 6.06%, 09/12/2029, 1 mo. USD Term SOFR + 1.75%	1,731,498
	Go Daddy Operating Co. LLC
896,339	6.06%, 11/09/2029, 1 mo. USD Term SOFR + 1.75%	897,200
933,745	6.06%, 05/30/2031, 1 mo. USD Term SOFR + 1.75%	934,184
	MH Sub I LLC
912,935	8.56%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	901,240
492,641	8.56%, 12/31/2031, 1 mo. USD Term SOFR + 4.25%	476,876
130,000	Proofpoint, Inc. 7.31%, 08/31/2028, 1 mo. USD Term SOFR + 3.00%	130,711
		5,729,465
	IT Services - 0.5%
870,000	Amentum Government Services Holdings LLC 6.56%, 09/29/2031, 1 mo. USD Term SOFR + 2.25%	866,085
1,050,000	CACI International, Inc. 6.09%, 10/30/2031, 1 mo. USD Term SOFR + 1.75%	1,050,661
1,022,438	Fortress Intermediate 3, Inc. 7.81%, 06/27/2031, 1 mo. USD Term SOFR + 3.50%	1,023,082
2,175,697	McAfee LLC 7.34%, 03/01/2029, 1 mo. USD Term SOFR + 3.00%	2,180,592
1,836,857	Peraton Corp. 8.16%, 02/01/2028, 1 mo. USD Term SOFR + 3.75%	1,716,323
1,646,561	Science Applications International Corp. 6.06%, 02/10/2031, 1 mo. USD Term SOFR + 1.75%	1,652,736
545,036	Surf Holdings LLC 7.93%, 03/05/2027, 1 mo. USD Term SOFR + 3.50%	549,123
839,040	Tempo Acquisition LLC 6.06%, 08/31/2028, 1 mo. USD Term SOFR + 1.75%	838,587
		9,877,189
	Leisure Time - 0.3%
	Carnival Corp.
205,721	6.30%, 08/08/2027, 1 mo. USD Term SOFR + 2.00%	206,428
1,276,983	6.30%, 10/18/2028, 1 mo. USD Term SOFR + 2.00%	1,278,579
2,161,600	Hayward Industries, Inc. 6.93%, 05/30/2028, 1 mo. USD Term SOFR + 2.50%	2,168,690
955,350	MajorDrive Holdings IV LLC 8.59%, 06/01/2028, 3 mo. USD Term SOFR + 4.00%	921,741
		4,575,438

171

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.4%(6) - (continued)
	Lodging - 0.2%
$ 2,228,536	Four Seasons Hotels Ltd. 6.06%, 11/30/2029, 1 mo. USD Term SOFR + 1.75%	$2,233,840
974,847	Hilton Domestic Operating Co., Inc. 6.06%, 11/08/2030, 1 mo. USD Term SOFR + 1.75%	980,696
1,250,550	Station Casinos LLC 6.31%, 03/14/2031, 1 mo. USD Term SOFR + 2.00%	1,252,288
		4,466,824
	Machinery - Construction & Mining - 0.1%
1,810,912	WEC U.S. Holdings Ltd. 6.59%, 01/27/2031, 1 mo. USD Term SOFR + 2.25%	1,815,584
	Machinery-Diversified - 0.1%
1,805,651	TK Elevator U.S. Newco, Inc. 7.74%, 04/30/2030, 6 mo. USD Term SOFR + 3.50%	1,818,255
	Media - 0.3%
810,925	Century De Buyer LLC 7.79%, 10/30/2030, 3 mo. USD Term SOFR + 3.50%	816,666
1,549,913	Charter Communications Operating LLC 6.56%, 12/15/2031, 3 mo. USD Term SOFR + 2.25%	1,547,976
200,271	Directv Financing LLC 9.55%, 08/02/2029, 3 mo. USD Term SOFR + 5.25%	198,713
	EW Scripps Co.
669,361	6.99%, 05/01/2026, 1 mo. USD Term SOFR + 2.56%	649,950
597,300	7.43%, 01/07/2028, 1 mo. USD Term SOFR + 3.00%	534,237
547,007	Nexstar Broadcasting, Inc. 6.93%, 09/18/2026, 1 mo. USD Term SOFR + 2.50%	548,511
1,000,000	Ziggo Financing Partnership 7.01%, 04/30/2028, 1 mo. USD Term SOFR + 2.50%	993,330
		5,289,383
	Mining - 0.1%
723,750	American Rock Salt Co. LLC 8.78%, 06/09/2028, 3 mo. USD Term SOFR + 4.00%	650,774
622,156	Arsenal AIC Parent LLC 7.56%, 08/18/2030, 1 mo. USD Term SOFR + 3.25%	624,334
		1,275,108
	Miscellaneous Manufacturing - 0.1%
EUR 1,487,723	CeramTec AcquiCo GmbH 6.41%, 03/16/2029, 3 mo. EURIBOR + 3.50%	1,544,646
$ 340,000	John Bean Technologies Corp. 6.66%, 01/02/2032, 1 mo. USD Term SOFR + 2.25%	342,550
		1,887,196
	Packaging & Containers - 0.3%
2,054,733	Berlin Packaging LLC 7.84%, 06/07/2031, 1 mo. USD Term SOFR + 3.50%	2,065,582
967,867	Clydesdale Acquisition Holdings, Inc. 7.49%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%	970,102
1,891,973	TricorBraun Holdings, Inc. 7.68%, 03/03/2028, 1 mo. USD Term SOFR + 3.25%	1,894,414
		4,930,098
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.4%(6) - (continued)
	Pharmaceuticals - 0.3%
$ 2,053,503	Elanco Animal Health, Inc. 6.19%, 08/01/2027, 1 mo. USD Term SOFR + 1.75%	$2,051,839
728,175	Endo Luxembourg Finance Co. I SARL 8.31%, 04/23/2031, 1 mo. USD Term SOFR + 4.00%	733,120
1,423,416	Jazz Financing Lux SARL 6.56%, 05/05/2028, 1 mo. USD Term SOFR + 2.25%	1,427,174
555,703	Option Care Health, Inc. 6.56%, 10/27/2028, 1 mo. USD Term SOFR + 2.25%	559,593
30,122	PRA Health Sciences, Inc. 6.33%, 07/03/2028, 3 mo. USD Term SOFR + 2.00%	30,365
		4,802,091
	Pipelines - 0.3%
236,090	Buckeye Partners LP 6.06%, 11/01/2026, 1 mo. USD Term SOFR + 1.75%	236,017
285,000	EPIC Crude Services LP 7.30%, 10/15/2031, 3 mo. USD Term SOFR + 3.00%	287,292
740,066	GIP Pilot Acquisition Partners LP 6.30%, 10/04/2030, 3 mo. USD Term SOFR + 2.00%	742,841
736,429	Northriver Midstream Finance LP 6.56%, 08/16/2030, 3 mo. USD Term SOFR + 2.25%	738,734
1,016,152	Oryx Midstream Services Permian Basin LLC 6.55%, 10/05/2028, 1 mo. USD Term SOFR + 2.25%	1,019,648
2,160,925	UGI Energy Services LLC 6.81%, 02/22/2030, 1 mo. USD Term SOFR + 2.50%	2,174,430
270,620	Whitewater Whistler Holdings LLC 6.13%, 02/15/2030, 3 mo. USD Term SOFR + 1.75%	269,605
		5,468,567
	REITS - 0.0%
707,825	Iron Mountain, Inc. 6.31%, 01/31/2031, 1 mo. USD Term SOFR + 2.00%	707,294
	Retail - 1.2%
2,644,486	1011778 BC Unlimited Liability Co. 6.06%, 09/20/2030, 1 mo. USD Term SOFR + 1.75%	2,632,506
2,478,868	Beacon Roofing Supply, Inc. 6.31%, 05/19/2028, 1 mo. USD Term SOFR + 2.00%	2,485,387
448,263	EG Group Ltd. 8.61%, 02/07/2028, 3 mo. USD Term SOFR + 4.25%	453,445
865,000	Flynn Restaurant Group LP 8.07%, 01/17/2032, 1 mo. USD Term SOFR + 3.75%	863,556
921,575	Foundation Building Materials Holding Co. LLC 7.80%, 01/31/2028, 3 mo. USD Term SOFR + 3.25%	904,461
1,991,499	Great Outdoors Group LLC 7.55%, 01/16/2032, 3 mo. USD Term SOFR + 3.25%	2,003,110
965,150	Harbor Freight Tools USA, Inc. 6.86%, 06/11/2031, 6 mo. USD Term SOFR + 2.50%	959,118

172

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.4%(6) - (continued)
	Retail - 1.2% - (continued)
$ 1,658,610	IRB Holding Corp. 6.81%, 12/15/2027, 1 mo. USD Term SOFR + 2.50%	$1,663,586
1,676,432	KFC Holding Co. 6.16%, 03/15/2028, 1 mo. USD Term SOFR + 1.75%	1,676,700
1,951,506	LBM Acquisition LLC 8.15%, 06/06/2031, 1 mo. USD Term SOFR + 3.75%	1,925,414
1,665,406	Les Schwab Tire Centers 6.81%, 04/23/2031, 1 mo. USD Term SOFR + 2.50%	1,668,004
338,300	MI Windows & Doors LLC 7.31%, 03/28/2031, 1 mo. USD Term SOFR + 3.00%	340,628
1,042,151	Michaels Cos., Inc. 8.84%, 04/17/2028, 3 mo. USD Term SOFR + 4.25%	844,069
978,475	Petco Health & Wellness Co., Inc. 7.84%, 03/03/2028, 3 mo. USD Term SOFR + 3.25%	938,768
1,109,750	PetSmart, Inc. 8.16%, 02/11/2028, 1 mo. USD Term SOFR + 3.75%	1,111,415
980,355	White Cap Buyer LLC 7.56%, 10/19/2029, 1 mo. USD Term SOFR + 3.25%	981,944
		21,452,111
	Semiconductors - 0.0%
696,838	MKS Instruments, Inc. 6.30%, 08/17/2029, 1 mo. USD Term SOFR + 2.00%	699,716
	Software - 1.0%
630,169	AthenaHealth Group, Inc. 7.31%, 02/15/2029, 1 mo. USD Term SOFR + 3.00%	630,365
1,186,400	CCC Intelligent Solutions, Inc. 6.31%, 01/23/2032, 1 mo. USD Term SOFR + 2.00%	1,189,366
3,404,269	Dun & Bradstreet Corp. 6.56%, 01/18/2029, 1 mo. USD Term SOFR + 2.25%	3,409,069
1,864,209	E2open LLC 7.93%, 02/04/2028, 1 mo. USD Term SOFR + 3.50%	1,857,684
520,288	EP Purchaser LLC 8.09%, 11/06/2028, 3 mo. USD Term SOFR + 3.50%	518,336
929,557	Epicor Software Corp. 7.06%, 05/30/2031, 1 mo. USD Term SOFR + 2.75%	936,622
675,000	Evertec Group LLC 7.06%, 10/30/2030, 1 mo. USD Term SOFR + 2.75%	681,750
1,266,053	Open Text Corp. 6.06%, 01/31/2030, 1 mo. USD Term SOFR + 1.75%	1,266,774
987,375	Playtika Holding Corp. 7.18%, 03/13/2028, 1 mo. USD Term SOFR + 2.75%	990,722
1,061,678	Polaris Newco LLC 8.55%, 06/02/2028, 3 mo. USD Term SOFR + 4.00%	1,062,443
1,681,385	SS&C Technologies, Inc. 6.31%, 05/09/2031, 1 mo. USD Term SOFR + 2.00%	1,685,807
1,633,711	UKG, Inc. 7.33%, 02/10/2031, 3 mo. USD Term SOFR + 3.00%	1,642,778
2,918,978	Zelis Payments Buyer, Inc. 7.06%, 09/28/2029, 1 mo. USD Term SOFR + 2.75%	2,925,984
		18,797,700
	Telecommunications - 0.3%
2,353,557	Ciena Corp. 6.05%, 10/24/2030, U.S. (Fed) Prime Rate + 0.75%	2,363,866
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.4%(6) - (continued)
	Telecommunications - 0.3% - (continued)
EUR 2,392,234	Lorca Holdco Ltd. 6.15%, 03/25/2031, 6 mo. EURIBOR + 3.50%	$2,493,890
$ 565,237	Zacapa SARL 8.08%, 03/22/2029, 3 mo. USD Term SOFR + 3.75%	568,532
		5,426,288
	Transportation - 0.1%
1,639,803	First Student Bidco, Inc. 6.89%, 07/21/2028, 3 mo. USD Term SOFR + 2.50%	1,642,771
1,001,537	Savage Enterprises LLC 7.09%, 09/15/2028, U.S. (Fed) Prime Rate + 1.75%	1,009,520
		2,652,291
	Total Senior Floating Rate Interests (cost $229,873,170)	$228,908,357
U.S. GOVERNMENT AGENCIES - 1.9%
	Mortgage-Backed Agencies - 1.9%
	Federal Home Loan Mortgage Corp. - 0.2%
636,298	1.00%, 05/25/2033	$581,755
629,735	1.00%, 06/15/2044	578,157
1,793,544	2.50%, 12/15/2042	1,612,827
34,741	3.50%, 09/15/2043	34,460
630,837	4.50%, 07/15/2040	622,844
		3,430,043
	Federal National Mortgage Association - 1.6%
607,569	1.50%, 11/25/2042	565,782
682,583	2.00%, 04/25/2034	666,882
1,940,330	2.00%, 12/25/2042	1,617,026
1,920,359	2.50%, 03/25/2035	1,844,641
2,681,593	3.00%, 02/25/2043	2,419,100
8,569	3.00%, 04/25/2043	8,511
427,592	3.00%, 05/25/2047	414,622
1,311,279	3.25%, 11/25/2043	1,268,087
8,243,355	3.38%, 08/25/2048	7,668,572
1,770,432	3.50%, 10/25/2035	1,697,524
1,772,176	4.00%, 11/25/2041	1,664,662
4,129,576	4.50%, 05/25/2040	4,070,891
6,505,366	5.80%, 06/25/2041	6,671,802
		30,578,102
	Government National Mortgage Association - 0.1%
1,133,138	2.00%, 05/20/2046	975,318
445,682	3.00%, 08/20/2045	420,057
568,924	3.50%, 05/20/2048	531,699
49,895	5.00%, 08/20/2039	49,816
		1,976,890
	Total U.S. Government Agencies (cost $37,200,353)	$35,985,035
U.S. GOVERNMENT SECURITIES - 8.3%
	U.S. Treasury Securities - 8.3%
	U.S. Treasury Notes - 8.3%
22,350,000	0.50%, 04/30/2027	$20,595,176
15,000,000	2.63%, 05/31/2027	14,475,000
5,000,000	2.75%, 07/31/2027	4,826,953
10,950,000	3.25%, 06/30/2027	10,714,318
4,625,000	3.88%, 01/15/2026	4,610,619
2,825,000	4.00%, 02/15/2026	2,817,607
20,000,000	4.00%, 12/15/2027	19,876,562
65,825,000	4.00%, 07/31/2029	64,961,047

173

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 8.3% - (continued)
	U.S. Treasury Securities - 8.3% - (continued)
	U.S. Treasury Notes - 8.3% - (continued)
$ 10,000,000	4.25%, 12/31/2026		$10,006,641
	Total U.S. Government Securities (cost $154,410,527)		$152,883,923
	Total Long-Term Investments (cost $1,852,447,880)		$1,833,331,582
SHORT-TERM INVESTMENTS - 0.2%
	Repurchase Agreements - 0.2%
3,108,144
Fixed Income Clearing Corp. Repurchase
Agreement dated 01/31/2025 at
4.34%, due on 02/03/2025 with a
maturity value of $3,109,268;
collateralized by U.S. Treasury Note at
4.63%, maturing 06/15/2027, with a
market value of $3,170,369
			$3,108,144
	Total Short-Term Investments (cost $3,108,144)		$3,108,144
	Total Investments (cost $1,855,556,024)	99.6%	$1,836,439,726
	Other Assets and Liabilities	0.4%	7,895,596
	Net Assets	100.0%	$1,844,335,322
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At January 31, 2025, the aggregate value of these securities was
$713,359,050, representing 38.7% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2025. Base lending rates may be subject to a floor or cap.
(3)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2025. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(6)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2025.

(7)
This security, or a portion of this security, has unfunded loan commitments. As of
January 31, 2025, the aggregate value of the unfunded commitment was $30,457, which represents to 0.0% of total net assets.

(8)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.

Futures Contracts Outstanding at January 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
U.S. Treasury 5-Year Note Future	(1,343)	03/31/2025	$(142,882,609)	$384,038
Total futures contracts				$384,038

Foreign Currency Contracts Outstanding at January 31, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
2,711,691	USD	2,614,000	EUR	DEUT	02/04/2025	$(555)
10,788,392	USD	10,323,934	EUR	DEUT	02/28/2025	64,722
2,725,160	USD	2,614,000	EUR	DEUT	03/04/2025	9,384
Total foreign currency contracts						$73,551
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.

174

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$470,228,463	$—	$470,228,463	$—
Corporate Bonds	943,458,967	—	943,458,967	—
Municipal Bonds	1,866,837	—	1,866,837	—
Senior Floating Rate Interests	228,908,357	—	228,908,357	—
U.S. Government Agencies	35,985,035	—	35,985,035	—
U.S. Government Securities	152,883,923	—	152,883,923	—
Short-Term Investments	3,108,144	—	3,108,144	—
Foreign Currency Contracts(2)	74,106	—	74,106	—
Futures Contracts(2)	384,038	384,038	—	—
Total	$1,836,897,870	$384,038	$1,836,513,832	$—
Liabilities
Foreign Currency Contracts(2)	$(555)	$—	$(555)	$—
Total	$(555)	$—	$(555)	$—

(1)	For the period ended January 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

175

Hartford Small Cap Value Fund
Schedule of Investments
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.2%
	Automobiles & Components - 1.7%
45,915	Phinia, Inc.	$2,336,614
	Banks - 19.6%
49,058	Bank OZK	2,491,656
95,337	Cadence Bank	3,355,862
87,045	Columbia Banking System, Inc.	2,428,556
135,137	CVB Financial Corp.	2,816,255
93,904	First Hawaiian, Inc.	2,593,628
78,646	First Interstate BancSystem, Inc. Class A	2,591,386
147,796	FNB Corp.	2,318,919
102,263	Home BancShares, Inc.	3,087,320
84,381	Pacific Premier Bancorp, Inc.	2,185,468
82,628	Sandy Spring Bancorp, Inc.	2,795,305
		26,664,355
	Capital Goods - 4.8%
47,834	Air Lease Corp.	2,209,931
91,758	Kennametal, Inc.	2,197,604
62,848	Spirit AeroSystems Holdings, Inc. Class A*	2,137,461
		6,544,996
	Commercial & Professional Services - 5.6%
130,264	CoreCivic, Inc.*	2,665,202
75,067	Loomis AB	2,389,252
113,246	MillerKnoll, Inc.	2,541,240
		7,595,694
	Consumer Durables & Apparel - 10.2%
24,151	Carter's, Inc.	1,302,222
34,504	Helen of Troy Ltd.*	2,131,657
25,538	Kontoor Brands, Inc.	2,345,665
164,380	Leggett & Platt, Inc.	1,735,853
57,597	Malibu Boats, Inc. Class A*	2,205,389
55,016	Steven Madden Ltd.	2,258,407
55,876	Sturm Ruger & Co., Inc.	1,989,186
		13,968,379
	Consumer Services - 6.1%
28,064	Adtalem Global Education, Inc.*	3,006,496
44,225	Cracker Barrel Old Country Store, Inc.	2,873,741
29,167	Monarch Casino & Resort, Inc.	2,489,112
		8,369,349
	Energy - 3.3%
83,511	ChampionX Corp.	2,391,755
170,614	Select Water Solutions, Inc.	2,132,675
		4,524,430
	Equity Real Estate Investment Trusts (REITs) - 2.8%
146,749	Pebblebrook Hotel Trust REIT	1,926,814
220,012	Piedmont Office Realty Trust, Inc. Class A, REIT	1,922,905
		3,849,719
	Financial Services - 10.8%
48,971	Bread Financial Holdings, Inc.	3,101,334
178,776	Navient Corp.	2,443,868
58,155	PROG Holdings, Inc.	2,486,126
82,546	Radian Group, Inc.	2,808,215
264,111	Repay Holdings Corp.*	1,972,909
169,169	Rithm Capital Corp. REIT	1,947,135
		14,759,587
	Food, Beverage & Tobacco - 1.4%
117,327	WK Kellogg Co.(1)	1,946,455
	Health Care Equipment & Services - 6.1%
96,490	Integra LifeSciences Holdings Corp.*	2,518,389
44,391	Omnicell, Inc.*	1,997,151
144,883	Varex Imaging Corp.*	1,990,693
331,559	Veradigm, Inc.*	1,808,654
		8,314,887
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.2% - (continued)
	Household & Personal Products - 2.7%
44,580	Edgewell Personal Care Co.	$1,484,514
65,996	Energizer Holdings, Inc.	2,243,204
		3,727,718
	Insurance - 6.3%
32,426	Kemper Corp.	2,178,379
248,615	Lancashire Holdings Ltd.	2,000,592
132,875	ProAssurance Corp.*	1,987,810
164,729	SiriusPoint Ltd.*	2,398,454
		8,565,235
	Materials - 3.8%
25,976	Kaiser Aluminum Corp.	1,818,320
118,250	Mativ Holdings, Inc.	1,129,287
45,595	Sonoco Products Co.	2,172,146
		5,119,753
	Media & Entertainment - 1.7%
352,526	National CineMedia, Inc.*	2,323,146
	Pharmaceuticals, Biotechnology & Life Sciences - 1.3%
64,413	Pacira BioSciences, Inc.*	1,695,994
	Semiconductors & Semiconductor Equipment - 2.8%
74,226	Ichor Holdings Ltd.*	2,038,246
31,294	Silicon Motion Technology Corp. ADR	1,708,965
		3,747,211
	Software & Services - 4.7%
152,987	Adeia, Inc.	1,965,883
167,910	NCR Voyix Corp.*	2,063,614
259,145	Xperi, Inc.*	2,337,488
		6,366,985
	Utilities - 3.5%
33,748	Spire, Inc.	2,394,758
79,329	UGI Corp.	2,437,780
		4,832,538
	Total Common Stocks (cost $113,412,775)	$135,253,045
EXCHANGE-TRADED FUNDS - 0.7%
	Other Investment Pools & Funds - 0.7%
6,118	iShares Russell 2000 Value ETF	$1,024,581
	Total Exchange-Traded Funds (cost $840,343)	$1,024,581
	Total Long-Term Investments (cost $114,253,118)	$136,277,626
SHORT-TERM INVESTMENTS - 0.2%
	Repurchase Agreements - 0.0%
$ 16,889
Fixed Income Clearing Corp. Repurchase
Agreement dated 01/31/2025 at 4.34%, due
on 02/03/2025 with a maturity value of
$16,895; collateralized by U.S. Treasury Note
at 4.63%, maturing 06/15/2027, with a market
value of $17,283
		$16,889
	Securities Lending Collateral - 0.2%
40,328	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.31%(2)	40,328
134,426	HSBC U.S. Government Money Market Fund, Institutional Class, 4.31%(2)	134,426

176

Hartford Small Cap Value Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.2% - (continued)
	Securities Lending Collateral - 0.2% - (continued)
40,328	Invesco Government & Agency Portfolio, Institutional Class, 4.31%(2)		$40,328
40,328	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.31%(2)		40,328
			255,410
	Total Short-Term Investments (cost $272,299)		$272,299
	Total Investments (cost $114,525,417)	100.1%	$136,549,925
	Other Assets and Liabilities	(0.1)%	(176,896)
	Net Assets	100.0%	$136,373,029
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$135,253,045	$132,863,793	$2,389,252	$—
Exchange-Traded Funds	1,024,581	1,024,581	—	—
Short-Term Investments	272,299	255,410	16,889	—
Total	$136,549,925	$134,143,784	$2,406,141	$—

(1)	For the period ended January 31, 2025, there were no transfers in and out of Level 3.

177

The Hartford Small Company Fund
Schedule of Investments
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.1%
	Automobiles & Components - 0.5%
42,243	Visteon Corp.*	$3,550,947
	Banks - 1.1%
214,150	Cadence Bank	7,538,080
	Capital Goods - 16.5%
24,013	Acuity Brands, Inc.	7,981,681
241,730	Ameresco, Inc. Class A*	5,470,350
86,972	Applied Industrial Technologies, Inc.	22,615,329
514,327	Archer Aviation, Inc.*	4,860,390
314,795	AZEK Co., Inc.*	16,126,948
16,578	Comfort Systems USA, Inc.	7,240,441
18,617	Curtiss-Wright Corp.	6,458,982
210,752	Fluor Corp.*	10,160,354
26,022	FTAI Aviation Ltd.	2,615,992
104,986	NEXTracker, Inc. Class A*	5,293,394
140,923	Rush Enterprises, Inc. Class A	8,561,072
367,959	Shoals Technologies Group, Inc. Class A*	1,758,844
311,588	Zurn Elkay Water Solutions Corp.	12,289,031
		111,432,808
	Commercial & Professional Services - 8.1%
164,162	Aris Water Solutions, Inc. Class A	4,191,056
104,950	Casella Waste Systems, Inc. Class A*	11,286,323
342,014	ExlService Holdings, Inc.*	17,189,624
56,492	TriNet Group, Inc.	5,275,788
636,272	Verra Mobility Corp.*	16,791,218
		54,734,009
	Consumer Discretionary Distribution & Retail - 3.3%
63,824	Boot Barn Holdings, Inc.*	10,266,091
95,997	Global-e Online Ltd.*	5,749,260
43,962	Ollie's Bargain Outlet Holdings, Inc.*	4,902,203
26,907	Tory Burch LLC*(1)(2)	1,557,941
		22,475,495
	Consumer Durables & Apparel - 1.7%
125,954	Champion Homes, Inc.*	11,629,333
	Consumer Services - 3.9%
906,356	Genius Sports Ltd.*	8,003,124
76,145	H&R Block, Inc.	4,211,580
54,799	Stride, Inc.*	7,392,385
95,834	Sweetgreen, Inc. Class A*	3,154,855
11,933	Wingstop, Inc.	3,554,841
		26,316,785
	Consumer Staples Distribution & Retail - 1.1%
56,900	Maplebear, Inc.*	2,747,132
30,183	Sprouts Farmers Market, Inc.*	4,779,176
		7,526,308
	Energy - 2.9%
131,340	Cactus, Inc. Class A	7,842,311
253,763	Viper Energy, Inc.	11,901,485
		19,743,796
	Equity Real Estate Investment Trusts (REITs) - 3.0%
79,100	American Healthcare, Inc. REIT	2,237,739
170,935	Macerich Co. REIT	3,552,029
127,935	Phillips Edison & Co., Inc. REIT	4,647,878
94,609	Ryman Hospitality Properties, Inc. REIT	9,918,808
		20,356,454
	Financial Services - 4.3%
9,646	Evercore, Inc. Class A	2,809,590
240,397	HA Sustainable Infrastructure Capital, Inc.	6,733,520
44,310	Hamilton Lane, Inc. Class A	7,053,266
73,929	PJT Partners, Inc. Class A	12,196,067
		28,792,443
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.1% - (continued)
	Health Care Equipment & Services - 11.8%
74,992	Acadia Healthcare Co., Inc.*	$3,382,889
613,125	Alignment Healthcare, Inc.*	9,435,994
33,773	GeneDx Holdings Corp.*	2,527,909
76,920	Glaukos Corp.*	12,033,365
103,076	Haemonetics Corp.*	7,117,398
79,424	HealthEquity, Inc.*	8,769,998
344,139	Hims & Hers Health, Inc.*	12,829,502
34,335	Inspire Medical Systems, Inc.*	6,643,822
28,271	PACS Group, Inc.*	410,777
190,642	PROCEPT BioRobotics Corp.*	13,821,545
40,243	TransMedics Group, Inc.*	2,718,415
		79,691,614
	Household & Personal Products - 1.1%
95,063	BellRing Brands, Inc.*	7,353,123
	Insurance - 1.1%
527,829	SiriusPoint Ltd.*	7,685,190
	Materials - 2.0%
156,343	Cabot Corp.	13,518,979
	Media & Entertainment - 3.0%
187,778	Cargurus, Inc.*	7,360,898
178,699	Criteo SA ADR*	6,788,775
116,445	Ziff Davis, Inc.*	6,275,221
		20,424,894
	Pharmaceuticals, Biotechnology & Life Sciences - 16.4%
63,405	Akero Therapeutics, Inc.*	3,428,942
310,345	Amicus Therapeutics, Inc.*	2,973,105
46,510	Apellis Pharmaceuticals, Inc.*	1,349,255
62,365	Apogee Therapeutics, Inc.*	2,579,416
113,614	Avidity Biosciences, Inc.*	3,741,309
59,200	Biohaven Ltd.*	2,264,400
67,129	Blueprint Medicines Corp.*	7,554,026
132,277	Celldex Therapeutics, Inc.*	3,239,464
121,072	Crinetics Pharmaceuticals, Inc.*	4,879,202
72,750	Cytokinetics, Inc.*	3,598,215
61,640	Disc Medicine, Inc.*	3,439,512
706,609	Geron Corp.*	2,027,968
170,318	Immatics NV*	931,639
41,922	Immunocore Holdings PLC ADR*	1,378,395
74,506	Insmed, Inc.*	5,705,669
44,377	Intra-Cellular Therapies, Inc.*	5,639,429
30,774	Janux Therapeutics, Inc.*	1,338,054
49,766	Kymera Therapeutics, Inc.*	1,970,236
68,320	Merus NV*	2,797,021
700	Metsera, Inc.*	12,600
103,139	Nurix Therapeutics, Inc.*	2,032,870
48,420	Nuvalent, Inc. Class A*	4,154,920
69,134	Protagonist Therapeutics, Inc.*	2,613,265
38,157	Prothena Corp. PLC*	542,974
72,470	PTC Therapeutics, Inc.*	3,324,924
143,825	Revolution Medicines, Inc.*	6,177,284
206,107	Rocket Pharmaceuticals, Inc.*	2,213,589
493,754	Savara, Inc.*	1,333,136
75,983	Scholar Rock Holding Corp.*	3,068,194
24,872	Soleno Therapeutics, Inc.*	1,249,321
57,142	Structure Therapeutics, Inc. ADR*	1,712,546
85,134	Vaxcyte, Inc.*	7,519,035
128,098	Vericel Corp.*	7,498,857
115,037	Verona Pharma PLC ADR*	6,591,620
		110,880,392
	Semiconductors & Semiconductor Equipment - 4.5%
127,274	Credo Technology Group Holding Ltd.*	8,911,725
44,999	MKS Instruments, Inc.	5,097,487
42,333	SiTime Corp.*	8,644,399

178

The Hartford Small Company Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.1% - (continued)
	Semiconductors & Semiconductor Equipment - 4.5% - (continued)
57,411	Synaptics, Inc.*		$4,874,194
17,695	Universal Display Corp.		2,652,834
			30,180,639
	Software & Services - 9.2%
711,733	AvePoint, Inc.*		13,366,346
358,172	Clearwater Analytics Holdings, Inc. Class A*		10,086,123
38,748	CyberArk Software Ltd.*		14,374,733
130,421	DoubleVerify Holdings, Inc.*		2,687,977
173,815	Freshworks, Inc. Class A*		3,232,959
101,581	Informatica, Inc. Class A*		2,608,600
75,282	Intapp, Inc.*		5,366,854
443,989	Jamf Holding Corp.*		6,708,674
122,333	Sprout Social, Inc. Class A*		3,996,619
			62,428,885
	Technology Hardware & Equipment - 3.6%
71,678	Calix, Inc.*		2,844,183
50,223	ePlus, Inc.*		4,012,817
9,356	Fabrinet*		2,022,861
158,347	Ingram Micro Holding Corp.*		3,692,652
48,097	Novanta, Inc.*		7,198,197
65,625	PAR Technology Corp.*		4,763,719
			24,534,429
	Total Common Stocks (cost $507,364,652)		$670,794,603
SHORT-TERM INVESTMENTS - 0.2%
	Repurchase Agreements - 0.2%
$ 1,125,187
Fixed Income Clearing Corp. Repurchase
Agreement dated 01/31/2025 at 4.34%, due
on 02/03/2025 with a maturity value of
$1,125,594; collateralized by U.S. Treasury
Note at 4.00%, maturing 02/28/2030, with a
market value of $1,147,693
			$1,125,187
	Total Short-Term Investments (cost $1,125,187)		$1,125,187
	Total Investments (cost $508,489,839)	99.3%	$671,919,790
	Other Assets and Liabilities	0.7%	4,726,359
	Net Assets	100.0%	$676,646,149
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $1,557,941 or 0.2% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
11/2013	Tory Burch LLC	26,907	$2,108,912	$1,557,941

(2)	Investment valued using significant unobservable inputs.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$670,794,603	$664,376,272	$4,860,390	$1,557,941
Short-Term Investments	1,125,187	—	1,125,187	—
Total	$671,919,790	$664,376,272	$5,985,577	$1,557,941

(1)	For the period ended January 31, 2025, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2025 is not presented.

179

The Hartford Strategic Income Fund
Schedule of Investments
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.2%
	Asset-Backed - Automobile - 6.1%
	Ally Bank Auto Credit-Linked Notes
$ 1,777,187	6.68%, 09/15/2032(1)	$1,781,482
2,449,159	7.92%, 05/17/2032(1)	2,494,575
1,079,810	8.04%, 09/15/2032(1)	1,087,025
753,587	9.89%, 05/17/2032(1)	776,096
5,750,000	American Credit Acceptance Receivables Trust 3.64%, 05/15/2028(1)	5,728,813
1,825,000	AmeriCredit Automobile Receivables Trust 5.57%, 03/20/2028	1,847,165
4,990,000	Avid Automobile Receivables Trust 11.14%, 05/15/2029(1)	5,080,180
	Bridgecrest Lending Auto Securitization Trust
2,115,000	4.72%, 09/15/2028	2,115,945
7,374,353	5.53%, 01/18/2028	7,394,752
	Credit Acceptance Auto Loan Trust
7,500,000	6.13%, 12/15/2033(1)	7,630,273
2,417,748	6.57%, 10/15/2032(1)	2,425,935
4,290,000	Drive Auto Receivables Trust 5.35%, 02/15/2028	4,304,410
1,785,000	DT Auto Owner Trust 3.34%, 07/17/2028(1)	1,734,820
3,195,000	Enterprise Fleet Financing LLC 5.16%, 09/20/2030(1)	3,228,456
	Exeter Automobile Receivables Trust
13,085,000	4.67%, 08/15/2028	13,095,421
4,935,000	7.22%, 05/17/2032(1)	4,929,599
4,480,000	7.48%, 09/15/2032(1)	4,509,891
8,445,000	7.84%, 10/15/2031(1)	8,636,837
1,826,000	7.98%, 10/15/2031(1)	1,872,856
2,040,000	12.07%, 09/16/2030(1)	2,317,657
487,975	Flagship Credit Auto Trust 1.49%, 02/15/2027(1)	486,143
	Ford Credit Auto Owner Trust
1,700,000	5.03%, 02/15/2028	1,707,391
10,000,000	5.28%, 02/15/2036(1)	10,180,090
9,795,000	GM Financial Consumer Automobile Receivables Trust 4.73%, 08/16/2030	9,829,959
	Hertz Vehicle Financing III LLC
3,460,000	9.13%, 06/25/2027(1)	3,522,340
4,770,000	9.40%, 09/25/2029(1)	4,916,756
10,405,000	9.43%, 02/25/2028(1)	10,687,432
5,000,000	Hertz Vehicle Financing III LP 4.34%, 12/27/2027(1)	4,727,916
5,010,000	Hertz Vehicle Financing LLC 5.16%, 06/26/2028(1)	4,738,970
1,112,782	Huntington Bank Auto Credit-Linked Notes 8.37%, 10/20/2032, 30 day USD SOFR Average + 4.00%(1)(2)	1,119,532
6,630,000	Hyundai Auto Lease Securitization Trust 5.35%, 05/15/2028(1)	6,661,179
	Santander Bank Auto Credit-Linked Notes
750,256	5.00%, 12/15/2031(1)	750,006
1,200,000	6.17%, 12/15/2031(1)	1,200,980
3,125,000	6.80%, 01/18/2033(1)	3,121,203
1,089,568	8.41%, 12/15/2033(1)	1,113,924
6,100,000	8.88%, 01/18/2033(1)	6,092,523
616,737	12.24%, 12/15/2033(1)	643,680
715,000	13.75%, 06/15/2033(1)	764,790
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.2% - (continued)
	Asset-Backed - Automobile - 6.1% - (continued)
	Santander Drive Auto Receivables Trust
$ 342,818	1.13%, 11/16/2026	$341,884
2,076,268	1.35%, 07/15/2027	2,059,141
14,237,028	1.67%, 10/15/2027	14,021,214
2,335,000	5.25%, 04/17/2028	2,343,574
7,175,000	5.73%, 04/17/2028	7,213,976
3,720,000	SBNA Auto Lease Trust 5.24%, 01/22/2029(1)	3,747,054
3,715,000	Securitized Term Auto Receivables Trust 6.75%, 07/25/2031(1)	3,718,117
	Tricolor Auto Securitization Trust
1,000,000	8.64%, 07/15/2030(1)	1,028,917
7,075,000	13.45%, 06/15/2028(1)	7,596,014
8,830,000	Westlake Automobile Receivables Trust 3.66%, 12/15/2027(1)	8,718,648
3,100,000	Westlake Flooring Master Trust 5.43%, 02/15/2028(1)	3,127,937
12,550,000	Wheels Fleet Lease Funding 1 LLC 4.80%, 09/19/2039(1)	12,571,792
		221,745,270
	Asset-Backed - Credit Card - 0.4%
14,100,000	American Express Credit Account Master Trust 5.15%, 09/15/2030	14,371,937
	Commercial Mortgage-Backed Securities - 4.5%
3,450,000	ARZ Trust 8.27%, 06/11/2029(1)	3,579,763
2,060,000	BAMLL Commercial Mortgage Securities Trust 3.72%, 11/05/2032(1)(3)	515,000
	BBCMS Mortgage Trust
2,490,000	0.98%, 04/15/2053(3)(4)	113,538
4,198,902	1.60%, 04/15/2053(3)(4)	217,552
	Benchmark Mortgage Trust
12,625,639	1.22%, 03/15/2062(3)(4)	532,533
8,601,338	1.50%, 01/15/2054(3)(4)	600,730
541,000	4.97%, 03/15/2052(3)	460,175
3,765,000	BOCA Commercial Mortgage Trust 8.74%, 08/15/2041, 1 mo. USD Term SOFR + 4.44%(1)(2)	3,816,769
	BPR Trust
1,580,000	5.85%, 11/05/2041(1)(3)	1,453,999
3,470,000	8.34%, 10/05/2038(1)(3)	3,586,642
8,245,000	8.49%, 08/15/2039, 1 mo. USD Term SOFR + 4.18%(1)(2)	8,236,583
5,675,000	11.93%, 05/15/2039, 1 mo. USD Term SOFR + 7.63%(1)(2)	5,581,715
1,742,000	BX Commercial Mortgage Trust 7.27%, 09/15/2036, 1 mo. USD Term SOFR + 2.96%(1)(2)	1,728,938
	BX Trust
787,500	8.00%, 08/15/2039, 1 mo. USD Term SOFR + 3.70%(1)(2)	788,238
1,120,000	9.35%, 06/15/2036, 1 mo. USD Term SOFR + 5.04%(1)(2)	1,046,217
10,165,000	BXSC Commercial Mortgage Trust 8.44%, 03/15/2035, 1 mo. USD Term SOFR + 4.13%(1)(2)	10,253,944
2,260,000	CAMB Commercial Mortgage Trust 7.85%, 12/15/2037, 1 mo. USD Term SOFR + 3.55%(1)(2)	2,267,034
3,080,000	Citigroup Commercial Mortgage Trust 3.00%, 11/15/2049(1)	2,221,498

180

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.2% - (continued)
	Commercial Mortgage-Backed Securities - 4.5% - (continued)
	Commercial Mortgage Trust
$ 1,350,000	4.72%, 08/10/2047(3)	$1,012,500
5,319,000	7.93%, 12/10/2041(1)(3)	5,156,498
0 (5)	Credit Suisse First Boston Mortgage Securities Corp. 4.88%, 04/15/2037	0 (6)
2,414,000	CSAIL Commercial Mortgage Trust 4.36%, 08/15/2048(3)	2,071,430
	DBJPM Mortgage Trust
17,028,097	1.40%, 08/10/2049(3)(4)	238,685
4,063,173	1.70%, 09/15/2053(3)(4)	179,799
	DC Trust
3,475,000	8.48%, 04/13/2040(1)(3)	3,585,843
3,460,000	10.31%, 04/13/2040(1)(3)	3,551,868
7,960,000	GS Mortgage Securities Corp. II 7.53%, 03/10/2041(1)(3)	8,027,556
	GS Mortgage Securities Corp. Trust
6,752,463	2.95%, 11/05/2034(1)	5,669,457
1,450,000	8.97%, 10/15/2036, 1 mo. USD Term SOFR + 4.66%(1)(2)	1,442,224
	GS Mortgage Securities Trust
159,199	0.37%, 07/10/2046(3)(4)	2
7,052,684	0.65%, 02/13/2053(3)(4)	179,738
35,072	4.74%, 08/10/2044(1)(3)(4)	21
1,803,408	4.75%, 11/10/2045(1)(3)	1,641,184
158,560	5.02%, 04/10/2047(1)(3)	124,390
5,215,000	HIH Trust 8.50%, 10/15/2041, 1 mo. USD Term SOFR + 4.19%(1)(2)	5,234,556
	HTL Commercial Mortgage Trust
7,985,000	8.20%, 05/10/2039(1)(3)	8,192,619
3,085,000	11.93%, 05/10/2039(1)(3)	3,158,846
	JP Morgan Chase Commercial Mortgage Securities Trust
476,772	2.73%, 10/15/2045(1)(3)	429,903
485,000	3.57%, 12/15/2047(1)(3)	314,716
4,269,739	5.05%, 12/15/2046(1)(3)	4,000,191
5,605,000	JPMBB Commercial Mortgage Securities Trust 4.09%, 09/15/2047(1)(3)	4,800,872
	Morgan Stanley Bank of America Merrill Lynch Trust
1,145,000	3.81%, 05/15/2046(1)(3)	995,539
1,134,000	3.98%, 07/15/2046(1)(3)	782,858
	Morgan Stanley Capital I Trust
6,385,000	3.91%, 09/09/2032(1)	5,698,612
2,055,000	4.28%, 06/15/2050(3)	1,843,550
465,000	4.94%, 07/15/2049(1)(3)	411,076
5,245	5.24%, 10/12/2052(1)(3)	2,020
3,150,000	Multifamily Connecticut Avenue Securities Trust 8.20%, 07/25/2054, 30 day USD SOFR Average + 3.85%(1)(2)	3,212,215
15,210,000	ROCK Trust 8.82%, 11/13/2041(1)	16,056,062
1,430,000	SHR Trust 8.76%, 10/15/2041, 1 mo. USD Term SOFR + 4.45%(1)(2)	1,440,725
10,809,548	SREIT Trust 7.05%, 11/15/2038, 1 mo. USD Term SOFR + 2.74%(1)(2)	10,846,201
585,000	UBS Commercial Mortgage Trust 4.86%, 06/15/2050(1)(3)	438,051
15,000	Wells Fargo Commercial Mortgage Trust 4.05%, 05/15/2048(3)	14,042
	Wells Fargo NA
6,400,465	0.58%, 11/15/2062(3)(4)	154,958
28,229,730	0.63%, 11/15/2062(3)(4)	762,265
5,272,958	0.68%, 12/15/2052(3)(4)	144,811
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.2% - (continued)
	Commercial Mortgage-Backed Securities - 4.5% - (continued)
$ 11,672,387	0.87%, 01/15/2063(3)(4)	$396,426
9,125,744	0.88%, 05/15/2062(3)(4)	281,293
4,111,077	1.20%, 03/15/2063(3)(4)	191,071
13,636,717	1.76%, 03/15/2063(3)(4)	1,058,101
	WFRBS Commercial Mortgage Trust
1,557,573	4.88%, 11/15/2045(1)(3)	1,515,262
215,000	5.00%, 06/15/2044(1)(3)	163,400
4,095,000	Worldwide Plaza Trust 3.53%, 11/10/2036(1)	2,917,283
	X-Caliber Funding LLC
3,050,000	7.84%, 10/15/2026, 1 mo. USD Term SOFR + 3.50%(1)(2)	3,037,556
3,030,000	8.58%, 01/15/2028, 1 mo. USD Term SOFR + 4.25%(1)(2)	3,027,943
		161,405,086
	Other Asset-Backed Securities - 5.2%
1,260,199	AASET Trust 6.41%, 01/16/2040(1)	705,711
1,673,523	AASET U.S. Ltd. 3.84%, 01/16/2038(1)	1,267,680
	Affirm Asset Securitization Trust
22,656	0.00%, 05/15/2029(1)	648,289
38,562	0.00%, 12/17/2029(1)	3,523,007
9,100,000	7.35%, 09/15/2029(1)	9,135,095
3,910,000	9.17%, 02/15/2029(1)	3,993,628
3,925,000	11.32%, 09/15/2028(1)	4,017,422
1,400,000	AGL CLO 32 Ltd. 0.00%, 07/21/2037(1)(3)	1,148,000
2,235,000	Aligned Data Centers Issuer LLC 2.48%, 08/15/2046(1)	2,127,711
6,625,000	Apidos CLO Ltd. 0.00%, 01/20/2038(1)(3)	5,901,153
1,750,000	Ballyrock CLO 27 Ltd. 0.00%, 10/25/2037(1)(3)	1,565,904
500,000	Barings CLO Ltd. 10.70%, 07/15/2037, 3 mo. USD Term SOFR + 6.40%(1)(2)	511,731
3,755,000	Battalion CLO XV Ltd. 7.55%, 01/17/2033, 3 mo. USD Term SOFR + 3.25%(1)(2)	3,755,000
1,688,000	Bellemeade Re Ltd. 8.95%, 01/26/2032, 30 day USD SOFR Average + 4.60%(1)(2)	1,746,346
2,000,000	Blue Stream Issuer LLC 8.71%, 11/20/2054(1)	2,080,056
898,037	Castlelake Aircraft Structured Trust 5.10%, 04/15/2039(1)	637,792
899,452	CF Hippolyta Issuer LLC 2.60%, 07/15/2060(1)	783,840
	CIFC Funding Ltd.
2,660,000	9.50%, 04/19/2029, 3 mo. USD Term SOFR + 5.21%(1)(2)	2,670,797
4,750,000	11.54%, 10/24/2037, 3 mo. USD Term SOFR + 7.24%(1)(2)	4,925,726
8,870,000	Eagle RE Ltd. 10.10%, 10/25/2033, 30 day USD SOFR Average + 5.75%(1)(2)	9,230,347
943,920	Falcon Aerospace Ltd. 3.60%, 09/15/2039(1)	892,000
2,630,000	GoldenTree Loan Management U.S. CLO 16 Ltd. 10.79%, 01/20/2034, 3 mo. USD Term SOFR + 6.50%(1)(2)	2,643,042
2,630,000	GoldenTree Loan Management U.S. CLO Ltd. 8.82%, 01/20/2038, 3 mo. USD Term SOFR + 4.50%(1)(2)	2,630,000

181

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.2% - (continued)
	Other Asset-Backed Securities - 5.2% - (continued)
$ 3,340,000	Golub Capital Partners ABS Funding 8.11%, 01/25/2034(1)	$3,383,303
5,300,000	Golub Capital Partners CLO 72 B Ltd. 11.05%, 04/25/2037, 3 mo. USD Term SOFR + 6.75%(1)(2)	5,410,579
1,300,000	GreenSky Home Improvement Trust 7.33%, 06/25/2059(1)	1,344,543
1,170,000	Hamlin Park CLO Ltd. 0.00%, 10/20/2037(1)(3)	1,111,199
1,291,616	HINNT LLC 8.00%, 03/15/2043(1)	1,231,769
	Home RE Ltd.
3,462,000	8.95%, 10/25/2033, 30 day USD SOFR Average + 4.60%(1)(2)	3,574,875
6,685,000	9.85%, 10/25/2034, 30 day USD SOFR Average + 5.50%(1)(2)	7,016,067
2,404,453	Horizon Aircraft Finance I Ltd. 4.46%, 12/15/2038(1)	2,346,982
1,078,691	Horizon Aircraft Finance III Ltd. 4.46%, 11/15/2039(1)	792,822
1,895,000	Hotwire Funding LLC 4.46%, 11/20/2051(1)	1,822,656
1,585,000	Lewey Park CLO Ltd. 0.00%, 10/21/2037(1)(3)	1,544,434
8,120,000	Neuberger Berman Loan Advisers CLO 25 Ltd. 10.79%, 07/18/2038, 3 mo. USD Term SOFR + 6.50%(1)(2)	8,242,133
2,830,000	Neuberger Berman Loan Advisers CLO 56 Ltd. 0.00%, 07/24/2037(1)(3)	2,342,974
4,000,000	Neuberger Berman Loan Advisers LaSalle Street Lending CLO II Ltd. 0.00%, 04/20/2038(1)(3)	3,080,000
2,415,000	OCP Aegis CLO Ltd. 10.00%, 01/16/2037, 3 mo. USD Term SOFR + 5.50%(1)(2)	2,416,345
2,825,000	Octagon Investment Partners 27 Ltd. 10.51%, 07/15/2030, 3 mo. USD Term SOFR + 6.21%(1)(2)	2,702,875
5,000,000	Octagon Investment Partners XVI Ltd. 10.31%, 07/17/2030, 3 mo. USD Term SOFR + 6.01%(1)(2)	4,742,010
4,910,000	Palmer Square Loan Funding Ltd. 12.06%, 07/20/2029, 3 mo. USD Term SOFR + 7.77%(1)(2)	4,911,723
	Progress Residential Trust
1,630,000	4.25%, 04/19/2038(1)	1,614,610
1,470,000	6.60%, 03/17/2040(1)	1,457,163
	SCF Equipment Leasing LLC
1,750,000	7.00%, 07/21/2036(1)	1,708,546
1,043,000	9.00%, 12/20/2034(1)	1,060,598
2,000,000	Sound Point CLO XVII Ltd. 11.05%, 10/20/2030, 3 mo. USD Term SOFR + 6.76%(1)(2)	1,992,500
515,000	TIC Home Improvement Trust 11.73%, 10/15/2046(1)	544,037
4,675,000	Triangle Re Ltd. 9.93%, 10/25/2033, 1 mo. USD Term SOFR + 5.61%(1)(2)	4,870,009
3,535,296	Tricon Residential Trust 4.13%, 07/17/2038(1)	3,396,225
1,120,000	VB-S1 Issuer LLC 8.87%, 05/15/2054(1)	1,169,906
	Verizon Master Trust
26,441,000	4.17%, 08/20/2030	26,181,413
12,014,000	4.73%, 04/21/2031(1)	12,049,170
3,585,000	VFI ABS LLC 12.36%, 12/24/2030(1)	3,625,267
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.2% - (continued)
	Other Asset-Backed Securities - 5.2% - (continued)
$ 1,000,000	Voya CLO Ltd. 11.50%, 04/20/2034, 3 mo. USD Term SOFR + 7.21%(1)(2)	$1,003,600
2,500,000	Zayo Issuer LLC 8.66%, 03/20/2055(1)	2,500,000
		187,730,610
	Whole Loan Collateral CMO - 5.0%
2,050,000	Angel Oak Mortgage Trust 2.48%, 05/25/2066(1)(3)	1,496,225
2,655,000	Arroyo Mortgage Trust 2.67%, 10/25/2048(1)(3)	1,734,660
2,365,000	Bellemeade Re Ltd. 7.55%, 08/25/2034, 30 day USD SOFR Average + 3.20%(1)(2)	2,397,660
50,887	CSMC Trust 3.25%, 04/25/2047(1)(3)	45,592
1,250,000	Deephaven Residential Mortgage Trust 3.27%, 08/25/2066(1)(3)	888,784
5,881,000	Ellington Financial Mortgage Trust 3.86%, 06/25/2066(1)(3)	4,382,864
	Federal National Mortgage Association Connecticut Avenue Securities Trust
8,950,000	9.85%, 12/25/2041, 30 day USD SOFR Average + 5.50%(1)(2)	9,406,059
12,510,000	10.35%, 10/25/2041, 30 day USD SOFR Average + 6.00%(1)(2)	13,205,056
12,180,000	10.35%, 12/25/2041, 30 day USD SOFR Average + 6.00%(1)(2)	12,900,179
9,905,000	10.55%, 11/25/2041, 30 day USD SOFR Average + 6.20%(1)(2)	10,468,593
9,062,172	11.35%, 04/25/2042, 30 day USD SOFR Average + 7.00%(1)(2)	9,951,443
11,233,000	12.00%, 01/25/2042, 30 day USD SOFR Average + 7.65%(1)(2)	12,213,982
8,200,000	13.72%, 11/25/2039, 30 day USD SOFR Average + 9.36%(1)(2)	9,043,995
11,315,000	13.85%, 03/25/2042, 30 day USD SOFR Average + 9.50%(1)(2)	12,829,886
1,400,000	14.20%, 03/25/2042, 30 day USD SOFR Average + 9.85%(1)(2)	1,600,123
1,275,000	Imperial Fund Mortgage Trust 4.10%, 01/25/2057(1)(3)	923,335
4,079,676	NYMT Loan Trust 6.56%, 08/25/2061(1)(7)	3,974,355
4,837,097	OSAT Trust 6.97%, 05/25/2065(1)(7)	4,769,685
	PRET LLC
3,786,172	3.72%, 07/25/2051(1)(7)	3,698,965
6,452,362	3.84%, 07/25/2051(1)(7)	6,213,464
3,860,000	8.59%, 12/25/2054(1)(7)	3,864,350
1,000,000	8.84%, 09/25/2054(1)(7)	993,350
2,075,000	10.04%, 04/27/2054(1)(7)	2,099,659
10,160,453	Pretium Mortgage Credit Partners LLC 3.60%, 02/25/2061(1)(7)	9,853,394
	PRPM LLC
1,331,608	6.47%, 04/25/2026(1)(7)	1,313,672
1,095,422	8.70%, 11/25/2025(1)(7)	1,093,271
5,545,000	8.84%, 11/25/2029(1)(7)	5,559,955
775,000	Radnor Re Ltd. 7.25%, 09/25/2034, 30 day USD SOFR Average + 2.90%(1)(2)	782,830
1,805,000	RCO X Mortgage LLC 8.35%, 01/25/2030(1)(7)	1,804,982
1,506,013	VCAT LLC 3.84%, 08/25/2051(1)(7)	1,446,422
	Verus Securitization Trust
2,560,000	3.04%, 09/25/2066(1)(3)	1,846,097
4,000,000	6.79%, 10/25/2067(1)(3)	3,953,846

182

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.2% - (continued)
	Whole Loan Collateral CMO - 5.0% - (continued)
$ 2,482,677	VOLT C LLC 4.83%, 05/25/2051(1)(7)	$2,443,708
2,295,306	VOLT CI LLC 4.83%, 05/25/2051(1)(7)	2,265,376
1,757,593	VOLT CII LLC 4.21%, 08/25/2051(1)(7)	1,702,453
2,175,610	VOLT XCIII LLC 8.83%, 02/27/2051(1)(7)	2,174,114
6,018,534	VOLT XCIV LLC 8.95%, 02/27/2051(1)(7)	6,014,883
4,389,267	VOLT XCIX LLC 4.95%, 04/25/2051(1)(7)	4,281,699
5,405,466	VOLT XCV LLC 4.95%, 03/27/2051(1)(7)	5,382,021
		181,020,987
	Total Asset & Commercial Mortgage-Backed Securities (cost $765,158,725)	$766,273,890
CONVERTIBLE BONDS - 6.5%
	Airlines - 0.1%
3,425,000	Southwest Airlines Co. 1.25%, 05/01/2025	$3,419,863
	Auto Manufacturers - 0.2%
1,566,000	Ford Motor Co. 0.00%, 03/15/2026(8)	1,526,850
	Rivian Automotive, Inc.
3,080,000	3.63%, 10/15/2030	2,742,854
1,850,000	4.63%, 03/15/2029	1,835,745
		6,105,449
	Biotechnology - 0.3%
3,225,000	Alnylam Pharmaceuticals, Inc. 1.00%, 09/15/2027	3,696,191
3,951,000	Immunocore Holdings PLC 2.50%, 02/01/2030(1)	3,370,440
5,585,000	Ionis Pharmaceuticals, Inc. 1.75%, 06/15/2028	5,374,804
		12,441,435
	Chemicals - 0.2%
7,600,000	Sasol Financing USA LLC 4.50%, 11/08/2027(9)	6,916,000
	Commercial Banks - 0.1%
EUR 5,100,000	Mitsubishi UFJ Investor Services & Banking Luxembourg SA 7.51%, 12/15/2050, 3 mo. EURIBOR + 4.50%(2)	2,991,766
	Commercial Services - 0.6%
	Alarm.com Holdings, Inc.
$ 2,768,000	0.00%, 01/15/2026(8)	2,632,365
3,800,000	2.25%, 06/01/2029(1)	3,762,719
7,275,000	Global Payments, Inc. 1.50%, 03/01/2031(1)	7,122,225
EUR 1,200,000	Nexi SpA 1.75%, 04/24/2027(9)	1,195,601
	Shift4 Payments, Inc.
$ 2,570,000	0.00%, 12/15/2025(8)	3,905,115
3,175,000	0.50%, 08/01/2027	3,717,925
		22,335,950
	Diversified Financial Services - 0.1%
1,844,000	Coinbase Global, Inc. 0.25%, 04/01/2030(1)	2,150,108
	Electric - 0.4%
2,800,000	NextEra Energy Capital Holdings, Inc. 3.00%, 03/01/2027(1)	3,229,800
Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 6.5% - (continued)
	Electric - 0.4% - (continued)
$ 5,325,000	PG&E Corp. 4.25%, 12/01/2027	$5,418,088
4,050,000	Southern Co. 3.88%, 12/15/2025	4,272,750
		12,920,638
	Energy-Alternate Sources - 0.1%
3,070,000	Enphase Energy, Inc. 0.00%, 03/01/2028(8)(10)	2,523,540
	Engineering & Construction - 0.2%
6,416,000	Fluor Corp. 1.13%, 08/15/2029	7,974,446
	Entertainment - 0.3%
9,628,000	DraftKings Holdings, Inc. 0.00%, 03/15/2028(8)	8,313,778
2,200,000	Live Nation Entertainment, Inc. 3.13%, 01/15/2029	3,257,320
		11,571,098
	Healthcare - Products - 0.2%
2,720,000	Exact Sciences Corp. 2.00%, 03/01/2030(1)	2,792,080
3,942,000	Insulet Corp. 0.38%, 09/01/2026	5,221,143
		8,013,223
	Home Builders - 0.2%
5,595,000	Meritage Homes Corp. 1.75%, 05/15/2028(1)	5,606,190
	Internet - 1.1%
5,985,000	Alibaba Group Holding Ltd. 0.50%, 06/01/2031(1)	6,993,472
445,000	Etsy, Inc. 0.13%, 10/01/2026	434,731
16,500,000	Meituan 0.00%, 04/27/2028(8)(9)	15,765,750
	Sea Ltd.
3,165,000	0.25%, 09/15/2026	2,907,053
1,635,000	2.38%, 12/01/2025	2,282,460
2,776,000	Snap, Inc. 0.13%, 03/01/2028	2,308,244
	Uber Technologies, Inc.
1,243,000	0.00%, 12/15/2025(8)	1,293,136
6,519,000	0.88%, 12/01/2028	7,562,040
		39,546,886
	IT Services - 0.2%
5,280,000	Rapid7, Inc. 0.25%, 03/15/2027	4,856,707
1,925,000	Seagate HDD Cayman 3.50%, 06/01/2028	2,484,213
1,090,000	Zscaler, Inc. 0.13%, 07/01/2025	1,487,305
		8,828,225
	Leisure Time - 0.3%
3,494,000	Carnival Corp. 5.75%, 12/01/2027	7,672,824
2,800,000	NCL Corp. Ltd. 2.50%, 02/15/2027	3,067,400
		10,740,224
	Lodging - 0.2%
6,154,000	Wynn Macau Ltd. 4.50%, 03/07/2029(1)	6,224,453
	Machinery-Diversified - 0.1%
1,525,000	Middleby Corp. 1.00%, 09/01/2025	2,048,743
	Miscellaneous Manufacturing - 0.1%
3,249,000	JBT Marel Corp. 0.25%, 05/15/2026	3,339,647
	Pharmaceuticals - 0.0%
2,150,000	Dexcom, Inc. 0.38%, 05/15/2028	1,981,634
	Real Estate Investment Trusts - 0.5%
4,800,000	Federal Realty OP LP 3.25%, 01/15/2029(1)	4,874,400

183

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 6.5% - (continued)
	Real Estate Investment Trusts - 0.5% - (continued)
$ 1,875,000	HAT Holdings I LLC/HAT Holdings II LLC 3.75%, 08/15/2028(1)	$2,228,438
	Rexford Industrial Realty LP
4,000,000	4.13%, 03/15/2029(1)	3,924,000
3,675,000	4.38%, 03/15/2027(1)	3,647,437
3,455,000	Welltower OP LLC 2.75%, 05/15/2028(1)	5,020,115
		19,694,390
	Semiconductors - 0.3%
4,375,000	Microchip Technology, Inc. 0.75%, 06/01/2030(1)	4,059,520
	ON Semiconductor Corp.
850,000	0.00%, 05/01/2027(8)	996,722
6,790,000	0.50%, 03/01/2029	6,100,187
		11,156,429
	Software - 0.7%
4,200,000	Bill Holdings, Inc. 0.00%, 04/01/2030(1)(8)	4,483,500
	Datadog, Inc.
1,800,000	0.00%, 12/01/2029(1)(8)	1,762,170
1,980,000	0.13%, 06/15/2025	3,062,912
5,900,000	Dayforce, Inc. 0.25%, 03/15/2026	5,687,600
4,900,000	Guidewire Software, Inc. 1.25%, 11/01/2029(1)	5,304,250
4,707,000	Snowflake, Inc. 0.00%, 10/01/2029(1)(8)	6,243,835
		26,544,267
	Total Convertible Bonds (cost $223,910,150)	$235,074,604
CORPORATE BONDS - 31.3%
	Advertising - 0.1%
	Clear Channel Outdoor Holdings, Inc.
2,261,000	7.75%, 04/15/2028(1)	$2,095,886
225,000	9.00%, 09/15/2028(1)	236,544
		2,332,430
	Aerospace/Defense - 0.0%
1,080,000	Goat Holdco LLC 6.75%, 02/01/2032(1)	1,076,382
485,000	Spirit AeroSystems, Inc. 9.38%, 11/30/2029(1)	521,446
		1,597,828
	Agriculture - 0.1%
5,475,000	MHP Lux SA 6.25%, 09/19/2029(9)	4,804,313
	Airlines - 0.1%
1,590,000	JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 09/20/2031(1)	1,680,881
980,000	OneSky Flight LLC 8.88%, 12/15/2029(1)	1,003,922
2,940,000	VistaJet Malta Finance PLC/Vista Management Holding, Inc. 6.38%, 02/01/2030(1)(10)	2,694,290
		5,379,093
	Apparel - 0.2%
3,335,000	Champ Acquisition Corp. 8.38%, 12/01/2031(1)	3,473,320
475,000	Crocs, Inc. 4.13%, 08/15/2031(1)	417,313
1,500,000	S&S Holdings LLC 8.38%, 10/01/2031(1)	1,505,193
		5,395,826
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.3% - (continued)
	Auto Parts & Equipment - 0.3%
$ 490,000	Adient Global Holdings Ltd. 7.50%, 02/15/2033(1)	$496,531
EUR 200,000	Clarios Global LP/Clarios U.S. Finance Co. 4.38%, 05/15/2026(9)	207,480
	Forvia SE
2,875,000	2.38%, 06/15/2027(9)	2,884,103
2,805,000	2.75%, 02/15/2027(9)	2,837,160
1,300,000	5.13%, 06/15/2029(9)	1,370,300
1,150,000	5.50%, 06/15/2031(9)	1,210,631
$ 300,000	Goodyear Tire & Rubber Co. 5.25%, 07/15/2031	274,963
		9,281,168
	Chemicals - 0.7%
	Braskem Netherlands Finance BV
4,600,000	4.50%, 01/31/2030(9)	3,933,755
1,225,000	7.25%, 02/13/2033(1)	1,148,013
200,000	7.25%, 02/13/2033(9)	187,431
1,340,000	8.50%, 01/12/2031(1)	1,362,797
325,000	INEOS Finance PLC 7.50%, 04/15/2029(1)	331,424
	Itelyum Regeneration SpA
EUR 2,475,000	4.63%, 10/01/2026(9)	2,568,172
1,415,000	4.63%, 10/01/2026(1)	1,468,268
$ 400,000	Mativ Holdings, Inc. 8.00%, 10/01/2029(1)(10)	381,111
400,000	NOVA Chemicals Corp. 5.25%, 06/01/2027(1)	393,064
	OCP SA
215,000	5.13%, 06/23/2051(9)	162,862
2,090,000	7.50%, 05/02/2054(1)	2,116,752
1,075,000	7.50%, 05/02/2054(9)	1,088,437
200,000	Olympus Water U.S. Holding Corp. 6.25%, 10/01/2029(1)(10)	192,288
175,000	Tronox, Inc. 4.63%, 03/15/2029(1)	158,489
10,565,000	UPL Corp. Ltd. 5.25%, 02/27/2025, (5.25% fixed rate until 02/27/2025; 5 yr. USD CMT + 3.87% thereafter)(9)(11)(12)	10,010,443
		25,503,306
	Commercial Banks - 5.3%
	Abanca Corp. Bancaria SA
EUR 2,600,000	4.63%, 12/11/2036, (4.63% fixed rate until 12/11/2031; 5 yr. EURIBOR ICE Swap + 2.45% thereafter)(9)(11)	2,748,122
3,600,000	10.63%, 07/14/2028, (10.63% fixed rate until 07/14/2028; 5 yr. EUR Swap + 7.64% thereafter)(9)(11)(12)	4,330,421
3,575,000	Banca Monte dei Paschi di Siena SpA 7.71%, 01/18/2028, (7.71% fixed rate until 01/18/2028; 5 yr. EURIBOR ICE Swap + 5.01% thereafter)(9)(11)	4,092,910
	Banca Transilvania SA
1,554,000	5.13%, 09/30/2030, (5.13% fixed rate until 09/30/2029; 1 yr. EURIBOR ICE Swap + 2.95% thereafter)(9)(11)	1,615,520
1,810,000	7.25%, 12/07/2028, (7.25% fixed rate until 12/07/2027; 1 yr. EURIBOR ICE Swap + 4.29% thereafter)(9)(11)	2,005,582

184

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.3% - (continued)
	Commercial Banks - 5.3% - (continued)
EUR 2,750,000	8.88%, 04/27/2027, (8.88% fixed rate until 04/27/2026; 1 yr. EURIBOR ICE Swap + 5.58% thereafter)(9)(11)	$3,008,925
2,200,000	Banco de Sabadell SA 5.00%, 05/19/2027, (5.00% fixed rate until 05/19/2027; 5 yr. EUR Swap + 5.17% thereafter)(9)(11)(12)	2,277,488
2,200,000	Banco Santander SA 1.00%, 10/01/2033(9)	1,847,773
	Bank of America Corp.
$ 465,000	2.48%, 09/21/2036, (2.48% fixed rate until 09/21/2031; 5 yr. USD CMT + 1.20% thereafter)(11)	382,653
825,000	5.52%, 10/25/2035, (5.52% fixed rate until 10/25/2034; 6 mo. USD SOFR + 1.74% thereafter)(11)	806,945
EUR 1,975,000	Bank of Cyprus Holdings PLC 11.88%, 12/21/2028, (11.88% fixed rate until 12/21/2028; 5 yr. EURIBOR ICE Swap + 9.13% thereafter)(9)(11)(12)	2,453,525
1,365,000	Bank of Cyprus PCL 7.38%, 07/25/2028, (7.38% fixed rate until 07/25/2027; 3 mo. EURIBOR + 4.10% thereafter)(9)(11)	1,542,392
	Bank of New York Mellon Corp.
$ 1,495,000	3.99%, 06/13/2028, (3.99% fixed rate until 06/13/2027; 6 mo. USD SOFR + 1.15% thereafter)(11)	1,470,666
1,108,000	6.32%, 10/25/2029, (6.32% fixed rate until 10/25/2028; 6 mo. USD SOFR + 1.60% thereafter)(11)	1,164,174
GBP 2,150,000	Barclays PLC 8.88%, 09/15/2027, (8.88% fixed rate until 09/15/2027; 5 yr. U.K. Government Bond + 6.96% thereafter)(9)(11)(12)	2,805,737
EUR 2,000,000	BAWAG Group AG 7.25%, 09/18/2029, (7.25% fixed rate until 09/18/2029; 5 yr. EURIBOR ICE Swap + 5.05% thereafter)(9)(11)(12)	2,157,793
	BBVA Bancomer SA
$ 12,725,000	8.45%, 06/29/2038, (8.45% fixed rate until 06/29/2033; 5 yr. USD CMT + 4.66% thereafter)(9)(11)	13,163,682
3,395,000	8.45%, 06/29/2038, (8.45% fixed rate until 06/29/2033; 5 yr. USD CMT + 4.66% thereafter)(1)(11)	3,512,039
	BNP Paribas SA
1,440,000	7.38%, 09/10/2034, (7.38% fixed rate until 09/10/2034; 5 yr. USD CMT + 3.54% thereafter)(1)(11)(12)	1,442,082
EUR 1,800,000	7.38%, 06/11/2030, (7.38% fixed rate until 06/11/2030; 5 yr. EURIBOR ICE Swap + 4.63% thereafter)(9)(11)(12)	2,045,472
	BPCE SA
4,000,000	1.50%, 01/13/2042, (1.50% fixed rate until 10/13/2026; 5 yr. EUR Swap + 1.75% thereafter)(9)(11)	3,998,743
$ 4,520,000	6.92%, 01/14/2046, (6.92% fixed rate until 01/14/2045; 6 mo. USD SOFR + 2.61% thereafter)(1)(11)	4,677,190
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.3% - (continued)
	Commercial Banks - 5.3% - (continued)
	Caixa Economica Montepio Geral Caixa Economica Bancaria SA
EUR 1,300,000	5.63%, 05/29/2028, (5.63% fixed rate until 05/29/2027; 3 mo. EURIBOR + 2.60% thereafter)(9)(11)	$1,400,016
3,100,000	8.50%, 06/12/2034, (8.50% fixed rate until 03/12/2029; 5 yr. EURIBOR ICE Swap + 5.82% thereafter)(9)(11)	3,608,148
	CaixaBank SA
$ 1,295,000	6.04%, 06/15/2035, (6.04% fixed rate until 06/15/2034; 6 mo. USD SOFR + 2.26% thereafter)(1)(11)	1,317,579
1,250,000	6.84%, 09/13/2034, (6.84% fixed rate until 09/13/2033; 6 mo. USD SOFR + 2.77% thereafter)(1)(11)	1,332,958
EUR 1,600,000	7.50%, 01/16/2030, (7.50% fixed rate until 01/16/2030; 5 yr. EURIBOR ICE Swap + 5.30% thereafter)(9)(11)(12)	1,823,750
2,600,000	CCF Holding SAS 9.25%, 06/12/2029, (9.25% fixed rate until 06/12/2029; 5 yr. EUR Swap + 6.63% thereafter)(9)(11)(12)	2,900,073
$ 2,107,000	Citigroup, Inc. 4.00%, 12/10/2025, (4.00% fixed rate until 12/10/2025; 5 yr. USD CMT + 3.60% thereafter)(11)(12)	2,076,763
	Commerzbank AG
EUR 1,300,000	4.00%, 07/16/2032, (4.00% fixed rate until 07/16/2031; 3 mo. EURIBOR + 1.25% thereafter)(9)(11)	1,381,279
1,200,000	7.88%, 10/09/2031, (7.88% fixed rate until 10/09/2031; 5 yr. EURIBOR ICE Swap + 5.13% thereafter)(9)(11)(12)	1,391,343
2,800,000	Cooperatieve Rabobank UA 4.38%, 06/29/2027, (4.38% fixed rate until 06/29/2027; 5 yr. EUR Swap + 4.68% thereafter)(9)(11)(12)	2,898,226
1,600,000	Credit Agricole SA 6.50%, 09/23/2029, (6.50% fixed rate until 09/23/2029; 5 yr. EURIBOR ICE Swap + 4.21% thereafter)(9)(11)(12)	1,743,231
	Deutsche Bank AG
1,200,000	4.50%, 07/12/2035, (4.50% fixed rate until 07/12/2034; 3 mo. EURIBOR + 1.70% thereafter)(9)(11)	1,298,875
3,200,000	7.38%, 10/30/2031, (7.38% fixed rate until 10/30/2031; 5 yr. EURIBOR ICE Swap + 5.11% thereafter)(9)(11)(12)	3,448,319
1,200,000	10.00%, 12/01/2027, (10.00% fixed rate until 12/01/2027; 5 yr. EURIBOR ICE Swap + 6.94% thereafter)(9)(11)(12)	1,389,387
2,400,000	Erste Group Bank AG 7.00%, 04/15/2031, (7.00% fixed rate until 04/15/2031; 5 yr. EURIBOR ICE Swap + 4.41% thereafter)(9)(11)(12)	2,657,745

185

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.3% - (continued)
	Commercial Banks - 5.3% - (continued)
EUR 100,000	Eurobank Ergasias Services & Holdings SA 6.25%, 04/25/2034, (6.25% fixed rate until 01/25/2029; 5 yr. EUR Swap + 3.71% thereafter)(9)(11)	$111,886
$ 708,000	Fifth Third Bancorp 4.50%, 09/30/2025, (4.50% fixed rate until 09/30/2025; 5 yr. USD CMT + 4.22% thereafter)(11)(12)	698,603
	Freedom Mortgage Corp.
4,565,000	12.00%, 10/01/2028(1)	4,972,024
7,910,000	12.25%, 10/01/2030(1)	8,830,843
1,072,000	Goldman Sachs Group, Inc. 3.80%, 05/10/2026, (3.80% fixed rate until 05/10/2026; 5 yr. USD CMT + 2.97% thereafter)(11)(12)	1,040,793
1,875,000	Golomt Bank 11.00%, 05/20/2027(1)	1,958,329
2,700,000	HSBC Holdings PLC 7.40%, 11/13/2034, (7.40% fixed rate until 11/13/2033; 6 mo. USD SOFR + 3.02% thereafter)(11)	2,949,267
EUR 600,000	IKB Deutsche Industriebank AG 6.53%, 01/31/2028, (6.53% fixed rate until 01/31/2028; 5 yr. EURIBOR ICE Swap + 3.62% thereafter)(9)(11)	632,517
	Intesa Sanpaolo SpA
$ 2,750,000	4.20%, 06/01/2032, (4.20% fixed rate until 06/01/2031; 1 yr. USD CMT + 2.60% thereafter)(1)(11)	2,440,521
1,255,000	6.63%, 06/20/2033(1)	1,320,503
1,765,000	7.80%, 11/28/2053(1)	2,018,882
515,000	8.25%, 11/21/2033, (8.25% fixed rate until 11/21/2032; 1 yr. USD CMT + 4.40% thereafter)(1)(11)	583,547
EUR 1,925,000	9.13%, 09/07/2029, (9.13% fixed rate until 09/07/2029; 5 yr. EURIBOR ICE Swap + 6.26% thereafter)(9)(11)(12)	2,329,312
	JP Morgan Chase & Co.
$ 1,305,000	4.51%, 10/22/2028, (4.51% fixed rate until 10/22/2027; 6 mo. USD SOFR + 0.86% thereafter)(11)	1,294,654
220,000	5.14%, 01/24/2031, (5.14% fixed rate until 01/24/2030; 6 mo. USD SOFR + 0.90% thereafter)(11)	220,876
385,000	5.50%, 01/24/2036, (5.50% fixed rate until 01/24/2035; 6 mo. USD SOFR + 1.32% thereafter)(11)	387,285
705,000	5.53%, 11/29/2045, (5.53% fixed rate until 11/29/2044; 6 mo. USD SOFR + 1.55% thereafter)(11)	692,353
2,765,000	6.50%, 04/01/2030, (6.50% fixed rate until 04/01/2030; 5 yr. USD CMT + 2.15% thereafter)(11)(12)	2,795,661
EUR 1,410,000	Jyske Bank AS 5.13%, 05/01/2035, (5.13% fixed rate until 02/01/2030; 5 yr. EURIBOR ICE Swap + 2.50% thereafter)(9)(11)	1,550,825
2,400,000	La Banque Postale SA 3.88%, 05/20/2026, (3.88% fixed rate until 05/20/2026; 5 yr. EURIBOR ICE Swap + 4.01% thereafter)(9)(11)(12)	2,451,369
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.3% - (continued)
	Commercial Banks - 5.3% - (continued)
GBP 2,000,000	Lloyds Banking Group PLC 8.50%, 03/27/2028, (8.50% fixed rate until 03/27/2028; 5 yr. U.K. Government Bond + 5.14% thereafter)(11)(12)	$2,592,332
$ 1,404,000	Morgan Stanley 5.59%, 01/18/2036, (5.59% fixed rate until 01/18/2035; 6 mo. USD SOFR + 1.42% thereafter)(11)	1,416,221
EUR 2,900,000	Nova Ljubljanska Banka DD 6.88%, 01/24/2034, (6.88% fixed rate until 01/24/2029; 5 yr. EURIBOR ICE Swap + 4.23% thereafter)(9)(11)	3,214,775
1,100,000	Novo Banco SA 9.88%, 12/01/2033, (9.88% fixed rate until 06/01/2028; 5 yr. EUR Swap + 6.71% thereafter)(9)(11)	1,352,306
$ 3,288,000	OTP Bank Nyrt 8.75%, 05/15/2033, (8.75% fixed rate until 02/15/2028; 5 yr. USD CMT + 5.06% thereafter)(9)(11)	3,460,804
	Piraeus Financial Holdings SA
EUR 1,225,000	5.38%, 09/18/2035, (5.38% fixed rate until 06/18/2030; 5 yr. EURIBOR ICE Swap + 3.15% thereafter)(9)(11)	1,317,759
2,045,000	7.25%, 04/17/2034, (7.25% fixed rate until 01/17/2029; 5 yr. EUR Swap + 4.77% thereafter)(9)(11)	2,348,398
7,850,000	8.75%, 06/16/2026, (8.75% fixed rate until 06/16/2026; 5 yr. EUR Swap + 9.20% thereafter)(9)(11)(12)	8,530,821
	Societe Generale SA
$ 520,000	4.75%, 05/26/2026, (4.75% fixed rate until 05/26/2026; 5 yr. USD CMT + 3.93% thereafter)(1)(11)(12)	501,831
2,025,000	10.00%, 11/14/2028, (10.00% fixed rate until 11/14/2028; 5 yr. USD CMT + 5.45% thereafter)(1)(11)(12)	2,205,515
EUR 3,100,000	Spar Nord Bank AS 4.13%, 10/01/2030, (4.13% fixed rate until 10/01/2029; 1 yr. EURIBOR ICE Swap + 1.85% thereafter)(9)(11)	3,311,879
$ 6,909,000	Standard Chartered PLC 7.63%, 01/16/2032, (7.63% fixed rate until 01/16/2032; 5 yr. USD CMT + 3.02% thereafter)(1)(11)(12)	6,923,364
687,000	Toronto-Dominion Bank 8.13%, 10/31/2082, (8.13% fixed rate until 10/31/2027; 5 yr. USD CMT + 4.08% thereafter)(11)	717,821
	UBS Group AG
4,375,000	5.38%, 09/06/2045, (5.38% fixed rate until 09/06/2044; 1 yr. USD SOFR ICE Swap Rate + 1.86% thereafter)(1)(11)	4,183,512
2,540,000	5.62%, 09/13/2030, (5.62% fixed rate until 09/13/2029; 1 yr. USD SOFR ICE Swap Rate + 1.34% thereafter)(1)(11)	2,585,842
1,775,000	9.02%, 11/15/2033, (9.02% fixed rate until 11/15/2032; 6 mo. USD SOFR + 5.02% thereafter)(1)(11)	2,154,931

186

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.3% - (continued)
	Commercial Banks - 5.3% - (continued)
$ 5,030,000	9.25%, 11/13/2033, (9.25% fixed rate until 11/13/2033; 5 yr. USD CMT + 4.76% thereafter)(1)(11)(12)	$5,809,710
EUR 100,000	Unicaja Banco SA 5.50%, 06/22/2034, (5.50% fixed rate until 03/22/2029; 5 yr. EUR Swap + 2.80% thereafter)(9)(11)	109,060
GBP 4,230,000	Virgin Money U.K. PLC 11.00%, 12/08/2028, (11.00% fixed rate until 12/08/2028; 5 yr. U.K. Government Bond + 6.99% thereafter)(9)(11)(12)	5,989,148
		192,223,605
	Commercial Services - 0.7%
	Adani Ports & Special Economic Zone Ltd.
$ 3,305,000	3.83%, 02/02/2032(9)	2,652,924
1,125,000	4.38%, 07/03/2029(9)	998,191
2,920,000	Allied Universal Holdco LLC 7.88%, 02/15/2031(1)	2,993,856
600,000	Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.00%, 06/01/2029(1)	555,158
2,075,000	Deluxe Corp. 8.13%, 09/15/2029(1)	2,134,154
450,000	Garda World Security Corp. 8.38%, 11/15/2032(1)	464,628
	House of HR Group BV
EUR 2,535,000	9.00%, 11/03/2029(1)	2,663,419
1,800,000	9.00%, 11/03/2029(9)	1,891,185
2,495,000	Nexi SpA 1.63%, 04/30/2026(9)	2,546,901
GBP 150,000	RAC Bond Co. PLC 5.25%, 11/04/2046(9)	179,497
$ 1,550,000	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 6.75%, 08/15/2032(1)	1,591,607
	Verisure Holding AB
EUR 308,000	3.25%, 02/15/2027(1)	315,570
555,000	3.88%, 07/15/2026(1)	574,364
410,000	3.88%, 07/15/2026(9)	424,305
	Verisure Midholding AB
3,930,000	5.25%, 02/15/2029(9)	4,103,720
306,000	5.25%, 02/15/2029(1)	319,526
$ 475,000	Wand NewCo 3, Inc. 7.63%, 01/30/2032(1)	491,691
		24,900,696
	Construction Materials - 0.2%
300,000	CP Atlas Buyer, Inc. 7.00%, 12/01/2028(1)	266,999
450,000	Griffon Corp. 5.75%, 03/01/2028	446,086
	Sisecam U.K. PLC
3,670,000	8.63%, 05/02/2032(9)	3,694,351
3,060,000	8.63%, 05/02/2032(1)	3,083,011
925,000	Trane Technologies Financing Ltd. 5.10%, 06/13/2034	917,855
		8,408,302
	Distribution/Wholesale - 0.1%
3,425,000	Telecommunications Co. Telekom Srbija AD Belgrade 7.00%, 10/28/2029(1)	3,398,114
1,240,000	Velocity Vehicle Group LLC 8.00%, 06/01/2029(1)	1,291,770
		4,689,884
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.3% - (continued)
	Diversified Financial Services - 1.7%
$ 1,047,000	Aircastle Ltd. 5.25%, 06/15/2026, (5.25% fixed rate until 06/15/2026; 5 yr. USD CMT + 4.41% thereafter)(1)(11)(12)	$1,032,780
1,850,000	Bread Financial Holdings, Inc. 9.75%, 03/15/2029(1)	1,994,888
290,000	Capital One Financial Corp. 6.18%, 01/30/2036, (6.18% fixed rate until 01/30/2035; 6 mo. USD SOFR + 2.04% thereafter)(11)	291,268
705,000	Credit Acceptance Corp. 9.25%, 12/15/2028(1)	751,220
1,798,000	Discover Financial Services 6.13%, 06/23/2025, (6.13% fixed rate until 06/23/2025; 5 yr. USD CMT + 5.78% thereafter)(11)(12)	1,798,214
1,850,000	Focus Financial Partners LLC 6.75%, 09/15/2031(1)	1,859,801
	Freedom Mortgage Holdings LLC
2,470,000	9.13%, 05/15/2031(1)	2,556,435
3,603,000	9.25%, 02/01/2029(1)	3,760,628
325,000	GGAM Finance Ltd. 6.88%, 04/15/2029(1)	331,597
	goeasy Ltd.
800,000	6.88%, 05/15/2030(1)	812,234
1,455,000	7.63%, 07/01/2029(1)	1,503,923
620,000	GTLK Europe Capital DAC 4.80%, 02/26/2028(13)(14)	—
	Hightower Holding LLC
4,735,000	6.75%, 04/15/2029(1)	4,631,748
800,000	9.13%, 01/31/2030(1)	843,013
8,870,000	IIFL Finance Ltd. 8.75%, 07/24/2028(1)	8,948,285
3,179,000	LFS Topco LLC 5.88%, 10/15/2026(1)	3,158,346
	Midcap Financial Issuer Trust
864,000	5.63%, 01/15/2030(1)	805,639
3,980,000	6.50%, 05/01/2028(1)	3,914,282
	Muthoot Finance Ltd.
3,305,000	7.13%, 02/14/2028(9)	3,365,987
1,017,000	7.13%, 02/14/2028(1)	1,035,767
1,500,000	PennyMac Financial Services, Inc. 7.13%, 11/15/2030(1)	1,534,746
12,825,000	Planet Financial Group LLC 10.50%, 12/15/2029(1)	13,192,547
1,600,000	United Wholesale Mortgage LLC 5.50%, 04/15/2029(1)	1,551,256
925,000	UWM Holdings LLC 6.63%, 02/01/2030(1)	926,887
		60,601,491
	Electric - 2.7%
3,465,000	AES Andes SA 6.35%, 10/07/2079, (6.35% fixed rate until 02/20/2025; 5 yr. USD CMT + 4.92% thereafter)(9)(11)	3,453,115
7,827,119	AES Panama Generation Holdings SRL 4.38%, 05/31/2030(9)	6,844,816
8,110,000	Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.88%, 02/15/2039(9)	8,216,882
EUR 7,000,000	Bulgarian Energy Holding EAD 2.45%, 07/22/2028(9)	6,805,384

187

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.3% - (continued)
	Electric - 2.7% - (continued)
$ 674,000	CMS Energy Corp. 4.75%, 06/01/2050, (4.75% fixed rate until 03/01/2030; 5 yr. USD CMT + 4.12% thereafter)(11)	$639,157
	Dominion Energy, Inc.
966,000	6.88%, 02/01/2055, (6.88% fixed rate until 11/03/2029; 5 yr. USD CMT + 2.39% thereafter)(11)	1,006,997
2,188,000	7.00%, 06/01/2054, (7.00% fixed rate until 03/03/2034; 5 yr. USD CMT + 2.51% thereafter)(11)	2,314,263
	Edison International
660,000	5.25%, 03/15/2032(10)	599,598
9,355,000	8.13%, 06/15/2053, (8.13% fixed rate until 03/15/2028; 5 yr. USD CMT + 3.86% thereafter)(11)	8,870,028
3,492,000	Emera, Inc. 6.75%, 06/15/2076	3,524,217
	Energo-Pro AS
4,582,000	8.50%, 02/04/2027(1)	4,656,460
1,020,000	11.00%, 11/02/2028(1)	1,099,346
485,000	11.00%, 11/02/2028(9)	522,728
1,935,000	EUSHI Finance, Inc. 7.63%, 12/15/2054, (7.63% fixed rate until 09/15/2029; 5 yr. USD CMT + 3.14% thereafter)(11)	2,017,649
	GDZ Elektrik Dagitim AS
2,741,000	9.00%, 10/15/2029(1)	2,684,192
795,000	9.00%, 10/15/2029(9)	779,340
455,000	Johnsonville Aeroderivative Combustion Turbine Generation LLC 5.08%, 10/01/2054	441,951
6,990,000	Lamar Funding Ltd. 3.96%, 05/07/2025(9)	6,964,137
	Pacific Gas & Electric Co.
390,000	4.75%, 02/15/2044	321,029
686,000	6.70%, 04/01/2053	705,756
16,465,000	PG&E Corp. 7.38%, 03/15/2055, (7.38% fixed rate until 12/15/2029; 5 yr. USD CMT + 3.88% thereafter)(11)	15,997,387
	Termocandelaria Power SA
4,310,000	7.75%, 09/17/2031(1)	4,359,306
1,145,000	7.75%, 09/17/2031(9)	1,158,099
	Zorlu Enerji Elektrik Uretim AS
11,741,000	11.00%, 04/23/2030(1)	12,007,481
720,000	11.00%, 04/23/2030(9)	736,665
		96,725,983
	Electronics - 0.0%
775,000	Coherent Corp. 5.00%, 12/15/2029(1)	745,831
400,000	Imola Merger Corp. 4.75%, 05/15/2029(1)	381,497
		1,127,328
	Energy-Alternate Sources - 0.4%
	FS Luxembourg SARL
11,855,000	8.88%, 02/12/2031(1)	12,081,822
2,900,000	8.88%, 02/12/2031(9)	2,955,486
250,000	TerraForm Power Operating LLC 4.75%, 01/15/2030(1)	230,911
		15,268,219
	Engineering & Construction - 0.7%
	IHS Holding Ltd.
3,685,000	6.25%, 11/29/2028(9)	3,485,777
6,000,000	8.25%, 11/29/2031(1)	5,889,780
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.3% - (continued)
	Engineering & Construction - 0.7% - (continued)
	International Airport Finance SA
$ 7,238,282	12.00%, 03/15/2033(1)	$7,765,461
5,891,302	12.00%, 03/15/2033(9)	6,320,377
		23,461,395
	Entertainment - 0.2%
	Caesars Entertainment, Inc.
2,085,000	6.00%, 10/15/2032(1)	2,027,787
169,000	8.13%, 07/01/2027(1)	170,788
	Cinemark USA, Inc.
725,000	5.25%, 07/15/2028(1)	710,657
490,000	7.00%, 08/01/2032(1)	503,460
3,425,000	Great Canadian Gaming Corp. 8.75%, 11/15/2029(1)	3,555,075
375,000	Penn Entertainment, Inc. 4.13%, 07/01/2029(1)	341,606
200,000	Speedway Motorsports LLC/Speedway Funding II, Inc. 4.88%, 11/01/2027(1)	194,333
1,073,000	Warnermedia Holdings, Inc. 5.14%, 03/15/2052	800,333
325,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 7.13%, 02/15/2031(1)	339,830
		8,643,869
	Environmental Control - 0.1%
1,029,000	Ambipar Lux SARL 10.88%, 02/05/2033(1)	1,041,348
2,875,000	Reworld Holding Corp. 4.88%, 12/01/2029(1)	2,677,385
		3,718,733
	Food - 0.6%
625,000	B&G Foods, Inc. 5.25%, 09/15/2027	593,183
GBP 3,125,000	Bellis Acquisition Co. PLC 4.50%, 02/16/2026(9)	3,836,423
$ 4,070,000	BRF SA 5.75%, 09/21/2050(9)	3,314,476
EUR 3,000,000	ELO SACA 3.25%, 07/23/2027(9)	2,820,118
	Minerva Luxembourg SA
$ 3,855,000	4.38%, 03/18/2031(9)	3,336,921
3,340,000	8.88%, 09/13/2033(1)	3,518,082
	Picard Groupe SAS
EUR 2,000,000	6.38%, 07/01/2029(9)	2,158,955
1,405,000	6.38%, 07/01/2029(1)	1,516,666
		21,094,824
	Food Service - 0.1%
3,155,000	Elior Group SA 3.75%, 07/15/2026(9)	3,272,998
	Forest Products & Paper - 0.3%
	LD Celulose International GmbH
$ 1,280,000	7.95%, 01/26/2032(1)	1,303,040
535,000	7.95%, 01/26/2032(9)	544,630
8,505,000	Mercer International, Inc. 12.88%, 10/01/2028(1)	9,183,376
		11,031,046
	Gas - 0.1%
2,501,000	AltaGas Ltd. 7.20%, 10/15/2054, (7.20% fixed rate until 07/17/2034; 5 yr. USD CMT + 3.57% thereafter)(1)(11)	2,513,012

188

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.3% - (continued)
	Hand/Machine Tools - 0.2%
	IMA Industria Macchine Automatiche SpA
EUR 4,230,000	3.75%, 01/15/2028(9)	$4,349,807
1,450,000	6.54%, 04/15/2029, 3 mo. EURIBOR + 3.75%(1)(2)	1,515,136
		5,864,943
	Healthcare - Products - 0.0%
$ 375,000	Bausch & Lomb Corp. 8.38%, 10/01/2028(1)(15)	392,610
	Healthcare - Services - 0.1%
500,000	Acadia Healthcare Co., Inc. 5.50%, 07/01/2028(1)	489,017
	CHS/Community Health Systems, Inc.
180,000	4.75%, 02/15/2031(1)	146,885
75,000	8.00%, 12/15/2027(1)	74,518
181,000	10.88%, 01/15/2032(1)	186,425
2,990,000	Star Parent, Inc. 9.00%, 10/01/2030(1)	3,146,385
480,000	Tenet Healthcare Corp. 6.75%, 05/15/2031	491,217
		4,534,447
	Housewares - 0.0%
	Newell Brands, Inc.
1,010,000	6.38%, 05/15/2030	1,022,626
425,000	6.63%, 05/15/2032	429,197
		1,451,823
	Insurance - 1.4%
EUR 1,575,000	Achmea BV 5.63%, 11/02/2044, (5.63% fixed rate until 05/02/2034; 5 yr. EURIBOR ICE Swap + 3.85% thereafter)(9)(11)	1,754,128
	Acrisure LLC/Acrisure Finance, Inc.
$ 2,205,000	7.50%, 11/06/2030(1)	2,279,767
1,800,000	8.25%, 02/01/2029(1)	1,868,587
7,295,000	8.50%, 06/15/2029(1)	7,645,386
GBP 1,275,000	Admiral Group PLC 8.50%, 01/06/2034(9)	1,786,543
$ 2,320,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 7.38%, 10/01/2032(1)	2,370,573
1,100,000	Ardonagh Group Finance Ltd. 8.88%, 02/15/2032(1)	1,139,411
	Athene Global Funding
1,000,000	5.34%, 01/15/2027(1)	1,007,196
1,040,000	5.35%, 07/09/2027(1)	1,047,882
655,000	5.68%, 02/23/2026(1)	661,517
475,000	AXA SA 6.38%, 12/14/2036, (6.38% fixed rate until 12/14/2036; 6 mo. USD SOFR + 2.26% thereafter)(9)(11)(12)	508,293
1,600,000	Enstar Finance LLC 5.50%, 01/15/2042, (5.50% fixed rate until 01/15/2027; 5 yr. USD CMT + 4.01% thereafter)(11)	1,542,379
	Global Atlantic Fin Co.
3,205,000	4.70%, 10/15/2051, (4.70% fixed rate until 07/15/2026; 5 yr. USD CMT + 3.80% thereafter)(1)(11)	3,092,991
1,948,000	7.95%, 10/15/2054, (7.95% fixed rate until 07/15/2029; 5 yr. USD CMT + 3.61% thereafter)(1)(11)	2,037,370
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.3% - (continued)
	Insurance - 1.4% - (continued)
$ 5,525,000	Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC 8.13%, 02/15/2032(1)	$5,664,490
1,360,000	HSB Group, Inc. 5.47%, 07/15/2027, 3 mo. USD Term SOFR + 1.17%(2)	1,326,232
	HUB International Ltd.
900,000	5.63%, 12/01/2029(1)	882,581
90,000	7.38%, 01/31/2032(1)	92,544
2,544,000	Lincoln National Corp. 9.25%, 12/01/2027, (9.25% fixed rate until 12/01/2027; 5 yr. USD CMT + 5.32% thereafter)(11)(12)	2,748,588
3,092,000	SBL Holdings, Inc. 7.20%, 10/30/2034(1)	2,995,109
EUR 1,800,000	SCOR SE 6.00%, 06/20/2034, (6.00% fixed rate until 06/20/2034; 5 yr. EURIBOR ICE Swap + 3.86% thereafter)(9)(11)(12)	1,897,665
1,600,000	Sogecap SA 5.00%, 04/03/2045, (5.00% fixed rate until 10/03/2034; 3 mo. EURIBOR + 3.70% thereafter)(9)(11)	1,718,151
$ 3,765,000	Zurich Finance Ireland Designated Activity Co. 3.00%, 04/19/2051, (3.00% fixed rate until 01/19/2031; 5 yr. USD CMT + 2.78% thereafter)(9)(11)	3,201,700
		49,269,083
	Internet - 0.5%
	Cerved Group SpA
EUR 6,990,000	6.00%, 02/15/2029(9)	6,841,795
4,654,000	6.00%, 02/15/2029(1)	4,555,324
3,195,000	8.14%, 02/15/2029, 3 mo. EURIBOR + 5.25%(2)(9)	3,190,201
$ 855,000	Meta Platforms, Inc. 5.55%, 08/15/2064	830,472
78,699	Shutterfly Finance LLC 9.75%, 10/01/2027(1)	79,486
	United Group BV
EUR 275,000	4.63%, 08/15/2028(9)	284,975
150,000	6.50%, 10/31/2031(1)	162,612
$ 320,000	Wayfair LLC 7.25%, 10/31/2029(1)	326,528
		16,271,393
	Investment Company Security - 0.1%
1,095,000	Bain Capital Specialty Finance, Inc. 5.95%, 03/15/2030	1,085,959
2,232,000	Sixth Street Lending Partners 6.13%, 07/15/2030(1)	2,244,809
		3,330,768
	Iron/Steel - 0.0%
747,000	CSN Resources SA 4.63%, 06/10/2031(9)	584,285
	IT Services - 0.0%
1,290,000	Amentum Holdings, Inc. 7.25%, 08/01/2032(1)(15)	1,307,796
400,000	McAfee Corp. 7.38%, 02/15/2030(1)	394,075
		1,701,871
	Leisure Time - 0.1%
670,000	Carnival Corp. 10.50%, 06/01/2030(1)	715,691

189

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.3% - (continued)
	Leisure Time - 0.1% - (continued)
$ 1,723,000	MajorDrive Holdings IV LLC 6.38%, 06/01/2029(1)	$1,462,861
	NCL Corp. Ltd.
1,365,000	6.75%, 02/01/2032(1)	1,386,313
325,000	7.75%, 02/15/2029(1)	345,253
EUR 175,000	Pinnacle Bidco PLC 8.25%, 10/11/2028(9)	192,420
$ 500,000	Royal Caribbean Cruises Ltd. 5.50%, 08/31/2026(1)	500,614
		4,603,152
	Lodging - 1.0%
	Fortune Star BVI Ltd.
EUR 1,745,000	3.95%, 10/02/2026(9)	1,703,540
$ 8,170,000	5.00%, 05/18/2026(9)	7,846,983
4,330,000	5.95%, 10/19/2025(9)	4,306,789
	Melco Resorts Finance Ltd.
864,000	5.38%, 12/04/2029(9)	796,403
6,351,000	5.75%, 07/21/2028(9)	6,066,473
16,130,000	Studio City Finance Ltd. 5.00%, 01/15/2029(9)	14,697,896
		35,418,084
	Machinery-Diversified - 0.0%
EUR 450,000	TK Elevator Midco GmbH 4.38%, 07/15/2027(9)	466,342
	Media - 0.4%
	CCO Holdings LLC/CCO Holdings Capital Corp.
$ 550,000	4.25%, 02/01/2031(1)	487,922
300,000	4.75%, 03/01/2030(1)	277,879
	Charter Communications Operating LLC/Charter Communications Operating Capital
285,000	5.25%, 04/01/2053	229,937
604,000	6.83%, 10/23/2055	594,013
	CSC Holdings LLC
1,475,000	4.13%, 12/01/2030(1)	1,113,483
410,000	11.25%, 05/15/2028(1)	406,538
1,950,000	11.75%, 01/31/2029(1)	1,940,419
175,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88%, 08/15/2027(1)	173,300
3,178,000	Paramount Global 6.38%, 03/30/2062, (6.38% fixed rate until 03/30/2027; 5 yr. USD CMT + 4.00% thereafter)(11)	3,097,852
1,188,000	Scripps Escrow II, Inc. 3.88%, 01/15/2029(1)(15)	866,396
2,178,000	Scripps Escrow, Inc. 5.88%, 07/15/2027(1)(15)	1,828,921
175,000	TEGNA, Inc. 5.00%, 09/15/2029	164,428
200,000	Townsquare Media, Inc. 6.88%, 02/01/2026(1)	199,773
	VTR Comunicaciones SpA
1,825,000	4.38%, 04/15/2029(1)	1,583,917
615,000	5.13%, 01/15/2028(9)	569,879
		13,534,657
	Mining - 1.8%
315,000	FMG Resources August 2006 Pty. Ltd. 4.38%, 04/01/2031(1)	287,417
	Glencore Funding LLC
1,144,000	2.50%, 09/01/2030(1)	997,717
295,000	3.88%, 04/27/2051(1)	211,035
215,000	5.89%, 04/04/2054(1)	210,066
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.3% - (continued)
	Mining - 1.8% - (continued)
$ 10,170,000	Ivanhoe Mines Ltd. 7.88%, 01/23/2030(1)	$10,220,850
	Navoi Mining & Metallurgical Combinat
2,215,000	6.70%, 10/17/2028(1)	2,221,045
1,515,000	6.95%, 10/17/2031(1)	1,503,409
400,000	Novelis Corp. 3.25%, 11/15/2026(1)	386,510
765,000	Perenti Finance Pty. Ltd. 7.50%, 04/26/2029(1)(10)	797,260
8,155,000	Stillwater Mining Co. 4.50%, 11/16/2029(9)	6,870,596
	Vedanta Resources Finance II PLC
17,940,000	9.85%, 04/24/2033(1)	18,104,649
5,920,000	11.25%, 12/03/2031(1)	6,297,157
	WE Soda Investments Holding PLC
11,265,000	9.50%, 10/06/2028(1)	11,608,447
6,445,000	9.50%, 10/06/2028(9)	6,641,495
		66,357,653
	Oil & Gas - 2.4%
20,145,000	Azule Energy Finance PLC 8.13%, 01/23/2030(1)	20,346,450
200,000	Diamond Foreign Asset Co./Diamond Finance LLC 8.50%, 10/01/2030(1)	208,462
	Diamondback Energy, Inc.
627,000	4.25%, 03/15/2052	472,303
240,000	5.90%, 04/18/2064	225,337
	Ecopetrol SA
21,845,000	7.75%, 02/01/2032	21,465,174
2,635,000	8.38%, 01/19/2036	2,553,769
	Energean Israel Finance Ltd.
14,090,000	5.88%, 03/30/2031(9)	12,950,119
6,830,000	8.50%, 09/30/2033(9)	7,043,438
	Leviathan Bond Ltd.
1,259,000	6.50%, 06/30/2027(9)	1,242,981
10,290,000	6.75%, 06/30/2030(9)	10,032,750
405,000	Matador Resources Co. 6.25%, 04/15/2033(1)	399,087
250,000	Noble Finance II LLC 8.00%, 04/15/2030(1)	254,362
550,000	Permian Resources Operating LLC 8.00%, 04/15/2027(1)	562,825
850,000	Range Resources Corp. 4.75%, 02/15/2030(1)	808,393
300,000	Sunoco LP/Sunoco Finance Corp. 4.50%, 05/15/2029	286,110
200,000	Talos Production, Inc. 9.38%, 02/01/2031(1)	207,811
170,000	Transocean, Inc. 8.75%, 02/15/2030(1)	177,304
	Vital Energy, Inc.
1,060,000	7.88%, 04/15/2032(1)	1,045,463
185,000	9.75%, 10/15/2030	196,617
6,925,000	YPF SA 6.95%, 07/21/2027(9)	6,972,824
		87,451,579
	Oil & Gas Services - 0.0%
225,000	Enerflex Ltd. 9.00%, 10/15/2027(1)	233,561
400,000	USA Compression Partners LP/USA Compression Finance Corp. 7.13%, 03/15/2029(1)	409,331
350,000	Weatherford International Ltd. 8.63%, 04/30/2030(1)	362,988
		1,005,880

190

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.3% - (continued)
	Packaging & Containers - 0.5%
	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
EUR 3,695,000	2.13%, 08/15/2026(1)	$3,461,682
$ 725,000	5.25%, 08/15/2027(1)(10)	400,798
4,134,000	Clydesdale Acquisition Holdings, Inc. 8.75%, 04/15/2030(1)	4,217,098
300,000	Efesto Bidco Spa/U.S. LLC 7.50%, 02/15/2032	300,000
1,480,000	Owens-Brockway Glass Container, Inc. 7.25%, 05/15/2031(1)	1,442,630
7,615,000	SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.75%, 08/02/2028(7)(9)	6,948,688
325,000	TriMas Corp. 4.13%, 04/15/2029(1)	301,181
		17,072,077
	Pharmaceuticals - 0.9%
	CVS Health Corp.
17,540,000	6.75%, 12/10/2054, (6.75% fixed rate until 09/10/2034; 5 yr. USD CMT + 2.52% thereafter)(11)	17,341,601
1,300,000	7.00%, 03/10/2055, (7.00% fixed rate until 12/10/2029; 5 yr. USD CMT + 2.89% thereafter)(11)	1,313,081
1,035,000	Endo Finance Holdings, Inc. 8.50%, 04/15/2031(1)(10)	1,107,092
EUR 3,775,000	Grifols SA 7.50%, 05/01/2030(9)	4,093,120
	Teva Pharmaceutical Finance Netherlands II BV
3,065,000	4.38%, 05/09/2030	3,243,832
298,000	4.50%, 03/01/2025	309,145
4,240,000	7.88%, 09/15/2031	5,338,993
		32,746,864
	Pipelines - 0.6%
	AL Candelaria -spain- SA
$ 4,304,000	5.75%, 06/15/2033(9)	3,600,279
3,910,000	5.75%, 06/15/2033(1)	3,270,699
400,000	Buckeye Partners LP 6.88%, 07/01/2029(1)	409,506
	Enbridge, Inc.
3,400,000	5.75%, 07/15/2080, (5.75% fixed rate until 04/15/2030; 5 yr. USD CMT + 5.31% thereafter)(11)	3,310,125
800,000	7.20%, 06/27/2054, (7.20% fixed rate until 03/27/2034; 5 yr. USD CMT + 2.97% thereafter)(11)	819,105
613,000	8.50%, 01/15/2084, (8.50% fixed rate until 10/15/2033; 5 yr. USD CMT + 4.43% thereafter)(11)	678,805
972,000	Energy Transfer LP 8.00%, 05/15/2054, (8.00% fixed rate until 02/15/2029; 5 yr. USD CMT + 4.02% thereafter)(11)	1,025,855
400,000	Northriver Midstream Finance LP 6.75%, 07/15/2032(1)	409,471
355,000	ONEOK, Inc. 5.85%, 11/01/2064	331,312
2,941,000	South Bow Canadian Infrastructure Holdings Ltd. 7.63%, 03/01/2055, (7.63% fixed rate until 12/01/2029; 5 yr. USD CMT + 3.95% thereafter)(1)(11)	3,024,745
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.3% - (continued)
	Pipelines - 0.6% - (continued)
	Transcanada Trust
$ 3,209,000	5.60%, 03/07/2082, (5.60% fixed rate until 12/07/2031; 5 yr. USD CMT + 3.99% thereafter)(11)	$3,048,679
1,028,000	5.88%, 08/15/2076, (5.88% fixed rate until 08/15/2026; 3 mo. USD SOFR + 4.64% thereafter)(11)	1,012,988
	Venture Global Calcasieu Pass LLC
225,000	3.88%, 08/15/2029(1)	208,131
850,000	4.13%, 08/15/2031(1)	768,446
		21,918,146
	Real Estate - 1.5%
	Canary Wharf Group Investment Holdings PLC
EUR 1,010,000	1.75%, 04/07/2026(9)	1,021,870
GBP 2,500,000	2.63%, 04/23/2025(9)	3,073,404
500,000	3.38%, 04/23/2028(9)	556,631
EUR 1,360,000	Castellum AB 3.13%, 12/02/2026, (3.13% fixed rate until 12/02/2026; 5 yr. EUR Swap + 3.45% thereafter)(9)(11)(12)	1,363,699
	Country Garden Holdings Co. Ltd.
$ 1,235,000	3.13%, 10/22/2025(9)(13)	122,376
7,485,000	3.30%, 01/12/2031(9)(13)	711,075
6,215,000	3.88%, 10/22/2030(9)(13)	604,595
4,900,000	4.80%, 08/06/2030(9)(13)	486,448
845,000	Elect Global Investments Ltd. 4.10%, 06/03/2025, (4.10% fixed rate until 06/03/2025; 5 yr. USD CMT + 2.89% thereafter)(9)(11)(12)	799,421
13,962,000	Fuqing Investment Management Ltd. 3.25%, 06/23/2025(9)	13,550,196
EUR 2,560,000	Neinor Homes SA 5.88%, 02/15/2030(1)	2,769,676
	Peach Property Finance GmbH
13,089,000	4.38%, 11/15/2025(9)	13,263,623
2,450,000	4.38%, 11/15/2025(1)	2,482,686
$ 13,790,000	Pingan Real Estate Capital Ltd. 3.45%, 07/29/2026(9)	12,558,982
		53,364,682
	Real Estate Investment Trusts - 1.1%
EUR 14,730,000	Alexandrite Monnet U.K. Holdco PLC 10.50%, 05/15/2029(1)	16,746,652
	Hudson Pacific Properties LP
$ 8,490,000	4.65%, 04/01/2029	6,820,775
2,145,000	5.95%, 02/15/2028	1,932,419
	Trust Fibra Uno
3,305,000	4.87%, 01/15/2030(9)	3,037,671
8,715,000	7.38%, 02/13/2034(9)	8,557,536
1,905,000	7.38%, 02/13/2034(1)	1,870,580
		38,965,633
	Retail - 0.6%
250,000	Asbury Automotive Group, Inc. 4.75%, 03/01/2030	237,365
1,695,000	AutoZone, Inc. 5.10%, 07/15/2029	1,703,859
1,984,000	BCPE Ulysses Intermediate, Inc. 7.75%, 04/01/2027(1)(10)(16)	1,957,601
EUR 150,000	Bertrand Franchise Finance SAS 6.50%, 07/18/2030(9)	162,314
$ 1,515,000	Cougar JV Subsidiary LLC 8.00%, 05/15/2032(1)	1,585,185

191

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.3% - (continued)
	Retail - 0.6% - (continued)
$ 1,075,000	Foundation Building Materials, Inc. 6.00%, 03/01/2029(1)	$960,546
EUR 4,450,000	Goldstory SAS 6.75%, 02/01/2030(9)	4,824,780
$ 1,024,000	LBM Acquisition LLC 6.25%, 01/15/2029(1)	946,572
1,309,000	Macy's Retail Holdings LLC 5.13%, 01/15/2042	966,468
GBP 2,870,000	Punch Finance PLC 6.13%, 06/30/2026(9)	3,540,719
$ 250,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029(1)	255,731
1,150,000	Staples, Inc. 10.75%, 09/01/2029(1)	1,127,051
375,000	Victoria's Secret & Co. 4.63%, 07/15/2029(1)	344,504
485,000	Victra Holdings LLC/Victra Finance Corp. 8.75%, 09/15/2029(1)	513,596
GBP 1,650,000	Waga Bondco Ltd. 8.50%, 06/15/2030(1)	2,042,921
		21,169,212
	Semiconductors - 0.1%
	Foundry JV Holdco LLC
$ 2,025,000	5.88%, 01/25/2034(1)	2,012,162
1,493,000	6.40%, 01/25/2038(1)	1,520,330
		3,532,492
	Software - 0.3%
387,000	AthenaHealth Group, Inc. 6.50%, 02/15/2030(1)	374,438
280,000	Constellation Software, Inc. 5.46%, 02/16/2034(1)	280,611
1,650,000	Open Text Corp. 6.90%, 12/01/2027(1)	1,706,314
375,000	Open Text Holdings, Inc. 4.13%, 02/15/2030(1)	343,859
475,000	ROBLOX Corp. 3.88%, 05/01/2030(1)	435,434
	Rocket Software, Inc.
1,575,000	6.50%, 02/15/2029(1)	1,492,622
750,000	9.00%, 11/28/2028(1)	776,863
	TeamSystem SpA
EUR 1,900,000	6.29%, 07/31/2031, 3 mo. EURIBOR + 3.50%(2)(9)	1,982,181
1,630,000	6.29%, 07/31/2031, 3 mo. EURIBOR + 3.50%(1)(2)	1,700,503
2,420,000	6.54%, 02/15/2028, 3 mo. EURIBOR + 3.75%(1)(2)	2,523,061
750,000	6.54%, 02/15/2028, 3 mo. EURIBOR + 3.75%(2)(9)	781,941
		12,397,827
	Telecommunications - 2.9%
	Africell Holding Ltd.
$ 15,640,000	10.50%, 10/23/2029(1)	15,310,107
6,846,000	10.50%, 10/23/2029(9)	6,708,611
	Altice Financing SA
EUR 300,000	4.25%, 08/15/2029(9)	242,223
$ 1,250,000	5.75%, 08/15/2029(1)	977,473
	Altice France SA
9,078,000	5.13%, 07/15/2029(1)	7,223,810
1,100,000	5.50%, 10/15/2029(1)	875,058
EUR 275,000	5.88%, 02/01/2027(9)	236,787
	AT&T, Inc.
$ 622,000	3.50%, 06/01/2041	477,138
675,000	3.85%, 06/01/2060	469,059
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.3% - (continued)
	Telecommunications - 2.9% - (continued)
$ 2,165,000	CAS Capital No. 1 Ltd. 4.00%, 07/12/2026, (4.00% fixed rate until 07/12/2026; 5 yr. USD CMT + 3.64% thereafter)(9)(11)(12)	$2,084,333
EUR 14,135,000	Eolo SpA 4.88%, 10/21/2028(9)	13,087,311
	Eutelsat SA
5,860,000	9.75%, 04/13/2029(9)	5,431,431
4,100,000	9.75%, 04/13/2029(1)	3,800,148
	Frontier Communications Holdings LLC
$ 300,000	5.00%, 05/01/2028(1)	296,930
250,000	5.88%, 10/15/2027(1)	250,072
150,000	6.75%, 05/01/2029(1)	151,015
	Iliad Holding SASU
EUR 4,525,000	6.88%, 04/15/2031(9)	5,041,845
$ 1,435,000	8.50%, 04/15/2031(1)	1,540,953
EUR 1,500,000	Kaixo Bondco Telecom SA 5.13%, 09/30/2029(9)	1,575,552
	Level 3 Financing, Inc.
$ 1,825,000	4.00%, 04/15/2031(1)	1,423,500
2,350,000	4.50%, 04/01/2030(1)	1,945,706
	Lorca Telecom Bondco SA
EUR 4,810,000	4.00%, 09/18/2027(9)	4,999,551
1,685,000	4.00%, 09/18/2027(1)	1,751,402
$ 2,659,500	Millicom International Cellular SA 6.25%, 03/25/2029(9)	2,639,479
3,795,000	Network i2i Ltd. 5.65%, 04/15/2025, (5.65% fixed rate until 04/15/2025; 5 yr. USD CMT + 4.27% thereafter)(9)(11)(12)	3,787,410
EUR 300,000	Odido Group Holding BV 5.50%, 01/15/2030(9)	311,500
	Odido Holding BV
2,685,000	3.75%, 01/15/2029(1)	2,743,806
1,200,000	3.75%, 01/15/2029(9)	1,226,282
	Silknet JSC
$ 1,600,000	8.38%, 01/31/2027(1)	1,607,817
430,000	8.38%, 01/31/2027(9)	432,123
	Telecom Italia Capital SA
150,000	6.00%, 09/30/2034	142,878
175,000	6.38%, 11/15/2033	172,385
4,995,000	Turkcell Iletisim Hizmetleri AS 7.65%, 01/24/2032(1)	5,038,566
	VEON Holdings BV
7,690,000	3.38%, 11/25/2027(9)	6,789,209
220,000	3.38%, 11/25/2027(1)	194,230
2,195,000	VF Ukraine PAT via VFU Funding PLC 6.20%, 02/11/2025(9)	2,189,732
300,000	Vmed O2 U.K. Financing I PLC 4.25%, 01/31/2031(1)	259,760
		103,435,192
	Water - 0.1%
	Aegea Finance SARL
755,000	6.75%, 05/20/2029(9)	736,910
2,500,000	9.00%, 01/20/2031(1)	2,600,895
		3,337,805
	Total Corporate Bonds (cost $1,129,620,614)	$1,132,153,849
FOREIGN GOVERNMENT OBLIGATIONS - 5.8%
	Benin - 0.2%
8,715,000	Benin Government International Bonds 7.96%, 02/13/2038(9)	$8,261,820

192

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 5.8% - (continued)
	Bermuda - 0.0%
$ 1,000,000	Bermuda Government International Bonds 3.38%, 08/20/2050(9)	$661,000
	Brazil - 0.5%
	Brazil Notas do Tesouro Nacional
BRL 29,566,000	10.00%, 01/01/2027	4,679,669
90,794,000	10.00%, 01/01/2031	12,799,131
18,129,000	10.00%, 01/01/2035	2,384,397
		19,863,197
	Chile - 0.1%
	Bonos de la Tesoreria de la Republica en pesos
CLP 1,115,000,000	5.00%, 10/01/2028(9)	1,101,894
1,910,000,000	6.00%, 04/01/2033(9)	1,935,041
		3,036,935
	China - 0.2%
CNY 31,590,000	Agricultural Development Bank of China 2.96%, 04/17/2030	4,646,382
29,900,000	China Government Bonds 2.27%, 05/25/2034	4,342,961
		8,989,343
	Colombia - 0.3%
	Colombia Government International Bonds
$ 8,550,000	5.00%, 06/15/2045	5,787,898
2,305,000	8.75%, 11/14/2053	2,335,830
	Colombia TES
COP 9,076,600,000	7.00%, 06/30/2032	1,721,576
5,031,200,000	7.50%, 08/26/2026	1,171,072
		11,016,376
	Czech Republic - 0.0%
CZK 41,780,000	Czech Republic Government Bonds 2.50%, 08/25/2028(9)	1,662,982
	Dominican Republic - 0.1%
DOP 102,350,000	Dominican Republic International Bonds 13.63%, 02/03/2033(9)	1,977,162
	Ecuador - 0.3%
$ 16,625,000	Ecuador Government International Bonds 5.50%, 07/31/2035(7)(9)	10,886,544
	Gabon - 0.4%
	Gabon Government International Bonds
5,495,000	6.63%, 02/06/2031(9)	4,344,594
8,630,000	6.95%, 06/16/2025(9)	8,455,553
		12,800,147
	Hungary - 0.1%
HUF 1,088,210,000	Hungary Government Bonds 1.50%, 04/22/2026	2,632,254
	India - 0.0%
INR 39,760,000	India Government Bonds 7.26%, 01/14/2029	468,724
	Indonesia - 0.3%
	Indonesia Treasury Bonds
IDR 59,047,000,000	7.00%, 09/15/2030	3,636,643
4,260,000,000	7.13%, 06/15/2038	260,628
18,530,000,000	7.50%, 06/15/2035	1,170,994
66,479,000,000	8.38%, 09/15/2026	4,177,369
		9,245,634
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 5.8% - (continued)
	Israel - 0.1%
$ 5,375,000	Israel Government International Bonds 5.75%, 03/12/2054	$4,987,188
	Ivory Coast - 0.4%
	Ivory Coast Government International Bonds
EUR 965,000	4.88%, 01/30/2032(1)	890,971
11,935,000	4.88%, 01/30/2032(9)	11,019,422
2,050,000	5.88%, 10/17/2031(9)	2,019,444
		13,929,837
	Malaysia - 0.2%
	Malaysia Government Bonds
MYR 22,136,000	3.83%, 07/05/2034	4,972,915
6,975,000	3.90%, 11/16/2027	1,581,726
10,690,000	4.76%, 04/07/2037	2,588,167
		9,142,808
	Mexico - 0.5%
	Mexico Bonos
MXN 166,878,200	5.75%, 03/05/2026	7,761,101
14,086,200	8.50%, 11/18/2038	592,367
	Mexico Government International Bonds
$ 630,000	3.75%, 04/19/2071	347,592
8,845,000	7.38%, 05/13/2055	8,913,017
		17,614,077
	North Macedonia - 0.3%
	North Macedonia Government International Bonds
EUR 665,000	3.68%, 06/03/2026(9)	686,123
9,510,000	6.96%, 03/13/2027(1)	10,323,642
		11,009,765
	Peru - 0.2%
	Peru Government Bonds
PEN 5,815,000	5.40%, 08/12/2034	1,421,617
15,634,000	6.95%, 08/12/2031	4,467,624
6,063,000	7.60%, 08/12/2039(9)	1,698,452
		7,587,693
	Philippines - 0.1%
	Philippines Government Bonds
PHP 42,200,000	6.25%, 03/22/2028	728,378
101,410,000	6.88%, 01/10/2029	1,790,859
		2,519,237
	Poland - 0.1%
PLN 12,460,000	Republic of Poland Government Bonds 3.75%, 05/25/2027	2,968,957
	Romania - 0.8%
	Romania Government Bonds
RON 8,160,000	5.00%, 02/12/2029	1,525,261
7,445,000	7.10%, 07/31/2034	1,486,229
14,410,000	8.25%, 09/29/2032	3,105,779
	Romania Government International Bonds
EUR 5,040,000	2.63%, 12/02/2040(1)	3,313,310
7,080,000	2.88%, 04/13/2042(9)	4,662,622
7,245,000	5.38%, 03/22/2031(1)	7,471,170
6,090,000	5.63%, 05/30/2037(1)	5,944,325
		27,508,696

193

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 5.8% - (continued)
	South Africa - 0.3%
	Republic of South Africa Government Bonds
ZAR 30,335,000	8.00%, 01/31/2030	$1,556,545
162,657,000	8.75%, 01/31/2044	6,995,997
70,094,000	8.88%, 02/28/2035	3,402,593
		11,955,135
	Supranational - 0.1%
INR 71,000,000	European Bank for Reconstruction & Development 6.75%, 03/14/2031	811,708
75,000,000	Inter-American Development Bank 7.00%, 01/25/2029	866,451
71,800,000	International Bank for Reconstruction & Development 6.75%, 07/13/2029	820,049
		2,498,208
	Thailand - 0.1%
	Thailand Government Bonds
THB 103,820,000	1.60%, 06/17/2035	2,871,437
19,114,000	3.45%, 06/17/2043	628,500
23,926,000	3.78%, 06/25/2032	783,623
		4,283,560
	Ukraine - 0.0%
$ 2,175,000	State Agency of Roads of Ukraine 6.25%, 06/24/2030(9)(13)	668,813
	Uruguay - 0.1%
	Uruguay Government International Bonds
UYU 42,140,121	4.38%, 12/15/2028(17)	1,010,566
23,867,000	8.50%, 03/15/2028(9)	535,025
47,932,000	9.75%, 07/20/2033	1,103,486
		2,649,077
	Total Foreign Government Obligations (cost $224,155,271)	$210,825,169
MUNICIPAL BONDS - 0.2%
	General - 0.0%
$ 605,369	Chicago Transit Auth Sales & Transfer Tax Receipts, IL, Rev 6.90%, 12/01/2040	$662,783
	Higher Education - 0.1%
5,795,000	Maricopa County Industrial Dev Auth, AZ, Rev 7.38%, 10/01/2029(1)	5,892,322
	Transportation - 0.1%
	Metropolitan Transportation Auth, NY, Rev
1,150,000	5.00%, 11/15/2050	1,176,490
1,235,000	6.81%, 11/15/2040	1,329,353
		2,505,843
	Total Municipal Bonds (cost $9,402,569)	$9,060,948
SENIOR FLOATING RATE INTERESTS - 12.1%(18)
	Advertising - 0.0%
1,278,575	Planet U.S. Buyer LLC 7.52%, 02/07/2031, 3 mo. USD Term SOFR + 3.00%	$1,285,236
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.1%(18) - (continued)
	Aerospace/Defense - 0.3%
	Air Comm Corp. LLC
$ 936,923	7.40%, 11/21/2031, 3 mo. USD Term SOFR + 3.00%	$939,265
78,077	7.40%, 12/11/2031, 3 mo. USD Term SOFR + 3.00%(19)	78,272
99,501	Bleriot U.S. Bidco, Inc. 7.08%, 10/31/2030, 3 mo. USD Term SOFR + 2.75%	99,892
1,527,301	Cobham Ultra SeniorCo SARL 9.24%, 08/03/2029, 6 mo. USD Term SOFR + 3.75%	1,519,985
1,055,000	Dynasty Acquisition Co., Inc. 6.56%, 10/31/2031, 1 mo. USD Term SOFR + 2.25%	1,058,597
1,280,000	Goat Holdco LLC 7.31%, 01/27/2032, 1 mo. USD Term SOFR + 3.00%	1,282,560
698,912	Spirit AeroSystems, Inc. 8.79%, 01/15/2027, 3 mo. USD Term SOFR + 4.50%	705,608
	TransDigm, Inc.
3,944,466	6.83%, 02/28/2031, 3 mo. USD Term SOFR + 2.50%	3,959,140
2,104,725	6.83%, 01/19/2032, 3 mo. USD Term SOFR + 2.50%	2,114,133
		11,757,452
	Airlines - 0.2%
650,000	American Airlines, Inc. 9.30%, 04/20/2028, 3 mo. USD Term SOFR + 4.75%	665,236
1,481,287	AS Mileage Plan IP Ltd. 6.29%, 10/15/2031, 3 mo. USD Term SOFR + 2.00%	1,488,694
2,892,750	JetBlue Airways Corp. 9.85%, 08/27/2029, 3 mo. USD Term SOFR + 5.50%	2,905,160
313,678	SkyMiles IP Ltd. 8.04%, 10/20/2027, 3 mo. USD Term SOFR + 3.75%	319,167
1,310,100	WestJet Loyalty LP 7.58%, 02/14/2031, 3 mo. USD Term SOFR + 3.25%	1,313,991
		6,692,248
	Apparel - 0.2%
5,344,194	ABG Intermediate Holdings 2 LLC 6.56%, 12/21/2028, 1 mo. USD Term SOFR + 2.25%	5,367,120
500,000	Champ Acquisition Corp. 8.83%, 11/25/2031, 1 mo. USD Term SOFR + 4.50%	503,750
555,000	Crocs, Inc. 6.58%, 02/19/2029, 3 mo. USD Term SOFR + 2.25%	557,209
919,022	Hanesbrands, Inc. 8.06%, 03/08/2030, 1 mo. USD Term SOFR + 3.75%	927,063
1,440,000	Varsity Brands, Inc. 8.27%, 08/26/2031, 3 mo. USD Term SOFR + 3.75%	1,441,800
		8,796,942
	Auto Parts & Equipment - 0.2%
	Clarios Global LP
EUR 765,000	5.99%, 01/28/2032, 1 mo. EURIBOR + 3.25%	794,159
$ 1,077,925	6.81%, 05/06/2030, 1 mo. USD Term SOFR + 2.50%	1,076,038

194

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.1%(18) - (continued)
	Auto Parts & Equipment - 0.2% - (continued)
$ 775,000	7.09%, 01/28/2032, 1 mo. USD Term SOFR + 2.75%	$775,969
	First Brands Group LLC
5,042,838	9.55%, 03/30/2027, 3 mo. USD Term SOFR + 5.00%	4,944,461
1,000,000	13.05%, 03/30/2028, 3 mo. USD Term SOFR + 8.50%	942,500
		8,533,127
	Beverages - 0.0%
1,657,569	Pegasus Bidco BV 7.77%, 07/12/2029, 3 mo. USD Term SOFR + 3.25%	1,672,073
	Chemicals - 0.2%
723,391	Axalta Coating Systems U.S. Holdings, Inc. 6.08%, 12/20/2029, U.S. (Fed) Prime Rate + 0.75%	725,915
EUR 1,405,000	INEOS Finance PLC 5.98%, 02/07/2031, 1 mo. EURIBOR + 3.25%	1,455,551
$ 995,006	INEOS U.S. Finance LLC 7.31%, 02/07/2031, 1 mo. USD Term SOFR + 3.00%	994,180
736,875	Momentive Performance Materials, Inc. 8.31%, 03/29/2028, 1 mo. USD Term SOFR + 4.00%	743,323
999,054	Nouryon Finance BV 7.66%, 04/03/2028, 6 mo. USD Term SOFR + 3.25%	1,006,237
990,618	SCIH Salt Holdings, Inc. 7.29%, 01/31/2029, 3 mo. USD Term SOFR + 3.00%	994,670
1,003,108	Tronox Finance LLC 6.82%, 09/18/2031, 1 mo. USD Term SOFR + 2.50%	1,004,763
	USALCO LLC
83,132	4.00%, 09/30/2031, 3 mo. USD Term SOFR + 4.00%(19)	83,989
806,868	8.31%, 09/30/2031, 1 mo. USD Term SOFR + 4.00%	815,187
		7,823,815
	Commercial Banks - 0.0%
	Chrysaor Bidco SARL
288,653	7.79%, 07/17/2031, 3 mo. USD Term SOFR + 3.50%	291,643
21,347	7.81%, 10/30/2031, 1 mo. USD Term SOFR + 3.50%(19)	21,569
		313,212
	Commercial Services - 1.3%
2,301,912	Allied Universal Holdco LLC 8.16%, 05/12/2028, 1 mo. USD Term SOFR + 3.75%	2,309,255
1,237,633	APi Group DE, Inc. 6.31%, 01/03/2029, 1 mo. USD Term SOFR + 2.00%	1,240,442
2,084,775	Belron Finance 2019 LLC 7.27%, 10/16/2031, 3 mo. USD Term SOFR + 2.75%	2,100,932
EUR 1,540,000	Belron U.K. Finance PLC 6.06%, 10/16/2031, 3 mo. EURIBOR + 3.00%	1,605,009
2,055,172	Boels Topholding BV 5.79%, 05/23/2031, 3 mo. EURIBOR + 2.75%	2,139,648
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.1%(18) - (continued)
	Commercial Services - 1.3% - (continued)
EUR 1,000,000	Boluda Towage SL 6.41%, 01/31/2030, 3 mo. EURIBOR + 3.50%	$1,043,054
$ 633,413	Boost Newco Borrower LLC 6.83%, 01/31/2031, 3 mo. USD Term SOFR + 2.50%	634,838
2,525,000	BrightView Landscapes LLC 6.80%, 04/20/2029, 3 mo. USD Term SOFR + 2.50%	2,527,096
2,287,741	Cimpress PLC 6.86%, 05/17/2028, 1 mo. USD Term SOFR + 2.50%	2,292,042
1,204,872	Corp. Service Co. 6.31%, 11/02/2029, 1 mo. USD Term SOFR + 2.00%	1,206,125
1,097,487	Creative Artists Agency LLC 7.06%, 10/01/2031, 1 mo. USD Term SOFR + 2.75%	1,100,385
1,388,008	Ensemble RCM LLC 7.29%, 08/01/2029, 3 mo. USD Term SOFR + 3.00%	1,398,848
2,660,000	First Advantage Holdings LLC 7.56%, 10/31/2031, 1 mo. USD Term SOFR + 3.25%	2,682,450
	Fugue Finance BV
930,325	8.26%, 02/26/2031, 3 mo. USD Term SOFR + 3.75%	935,749
467,112	8.29%, 01/31/2028, 3 mo. USD Term SOFR + 4.00%	473,534
995,000	Garda World Security Corp. 7.81%, 02/01/2029, 1 mo. USD Term SOFR + 3.50%	996,492
1,037,400	Grant Thornton Advisors LLC 7.06%, 06/02/2031, 3 mo. USD Term SOFR + 2.75%	1,040,315
EUR 1,395,000	Inspired Finco Holdings Ltd. 6.73%, 02/28/2031, 1 mo. EURIBOR + 4.00%	1,451,486
	Lernen Bidco Ltd.
795,000	6.64%, 04/25/2029, 3 mo. EURIBOR + 4.00%	829,080
795,000	6.78%, 04/25/2029, 6 mo. EURIBOR + 4.00%	829,080
$ 522,378	OMNIA Partners LLC 7.05%, 07/25/2030, 3 mo. USD Term SOFR + 2.75%	524,499
883,750	PG Investment Co. 59 SARL 7.33%, 03/26/2031, 3 mo. USD Term SOFR + 3.00%	889,114
	Raven Acquisition Holdings LLC
66,667	1.63%, 11/19/2031, 3 mo. USD Term SOFR + 1.63%(19)	66,875
933,333	7.56%, 11/19/2031, 1 mo. USD Term SOFR + 3.25%	936,255
EUR 935,000	Ren10 Holding AB 6.63%, 07/31/2030, 3 mo. EURIBOR + 3.75%	972,191
$ 3,747,636	Ryan LLC 7.81%, 11/14/2030, 1 mo. USD Term SOFR + 3.50%	3,757,005
EUR 2,000,000	Techem Verwaltungsgesellschaft 675 GmbH 6.78%, 07/15/2029, 1 mo. EURIBOR + 3.75%	2,087,436
$ 3,175,432	Trans Union LLC 6.06%, 06/24/2031, 1 mo. USD Term SOFR + 1.75%	3,175,362
925,000	TTF Holdings LLC 8.06%, 07/18/2031, 1 mo. USD Term SOFR + 3.75%	921,531

195

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.1%(18) - (continued)
	Commercial Services - 1.3% - (continued)
	Verisure Holding AB
EUR 1,445,000	5.72%, 03/27/2028, 3 mo. EURIBOR + 3.00%	$1,506,029
879,776	5.92%, 05/30/2030, 3 mo. EURIBOR + 3.25%	918,713
$ 174,561	Veritiv Corp. 8.83%, 11/30/2030, 3 mo. USD Term SOFR + 4.50%	174,656
774,313	Vestis Corp. 6.76%, 02/22/2031, 3 mo. USD Term SOFR + 2.25%	774,553
981,535	Wand NewCo 3, Inc. 7.56%, 01/30/2031, 1 mo. USD Term SOFR + 3.25%	981,270
1,536,734	WEX, Inc. 6.06%, 03/31/2028, 1 mo. USD Term SOFR + 1.75%	1,537,334
771,850	WW International, Inc. 8.05%, 04/13/2028, 3 mo. USD Term SOFR + 3.50%	169,166
		48,227,849
	Construction Materials - 0.5%
1,016,725	Chamberlain Group, Inc. 7.66%, 11/03/2028, 1 mo. USD Term SOFR + 3.25%	1,021,432
	Cornerstone Building Brands, Inc.
994,832	7.66%, 04/12/2028, 1 mo. USD Term SOFR + 3.25%	946,961
897,750	8.81%, 05/15/2031, 1 mo. USD Term SOFR + 4.50%	868,016
	Emerald Borrower LP
1,561,087	6.83%, 08/04/2031, 3 mo. USD Term SOFR + 2.50%	1,566,099
995,907	6.93%, 05/31/2030, 6 mo. USD Term SOFR + 2.50%	998,507
	Groundworks LLC
74,552	3.69%, 03/14/2031, 3 mo. USD Term SOFR + 3.25%(19)	74,854
403,361	7.31%, 03/14/2031, 1 mo. USD Term SOFR + 3.00%	404,999
	Hobbs & Associates LLC
1,077,273	7.56%, 07/23/2031, 1 mo. USD Term SOFR + 3.25%	1,082,659
107,458	7.65%, 07/23/2031, 3 mo. USD Term SOFR + 3.25%	107,995
1,390,000	Nvent Electric PLC 7.81%, 01/30/2032, 1 mo. USD Term SOFR + 3.50%	1,401,732
	Quikrete Holdings, Inc.
2,280,000	6.56%, 02/10/2032, 1 mo. USD Term SOFR + 2.25%	2,274,300
3,901,619	6.81%, 04/14/2031, 1 mo. USD Term SOFR + 2.50%	3,905,520
260,414	Standard Industries, Inc. 6.05%, 09/22/2028, 1 mo. USD Term SOFR + 1.75%	261,078
1,995,000	Wilsonart LLC 8.58%, 08/05/2031, 3 mo. USD Term SOFR + 4.25%	1,999,748
		16,913,900
	Distribution/Wholesale - 0.2%
1,962,107	American Builders & Contractors Supply Co., Inc. 6.06%, 01/31/2031, 1 mo. USD Term SOFR + 1.75%	1,970,799
	Core & Main LP
1,560,025	6.31%, 07/27/2028, 1 mo. USD Term SOFR + 2.00%	1,563,925
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.1%(18) - (continued)
	Distribution/Wholesale - 0.2% - (continued)
$ 564,311	6.31%, 02/09/2031, 1 mo. USD Term SOFR + 2.00%	$566,427
855,000	Gloves Buyer, Inc. 8.31%, 01/17/2032, 1 mo. USD Term SOFR + 4.00%	853,222
973,627	Pearls Netherlands Bidco BV 8.31%, 02/26/2029, 1 mo. USD Term SOFR + 4.00%	979,410
	Windsor Holdings III LLC
EUR 400,000	6.27%, 08/01/2030, 1 mo. EURIBOR + 3.50%	416,811
$ 1,925,741	7.80%, 08/01/2030, 1 mo. USD Term SOFR + 3.50%	1,939,375
		8,289,969
	Diversified Financial Services - 0.5%
970,131	Advisor Group, Inc. 7.81%, 08/17/2028, 1 mo. USD Term SOFR + 3.50%	974,817
3,238,052	Aretec Group, Inc. 7.81%, 08/09/2030, 1 mo. USD Term SOFR + 3.50%	3,251,943
1,491,575	Blackhawk Network Holdings, Inc. 9.31%, 03/12/2029, 1 mo. USD Term SOFR + 5.00%	1,501,434
1,017,450	CPI Holdco B LLC 6.31%, 05/19/2031, 1 mo. USD Term SOFR + 2.00%	1,016,748
976,843	Fleetcor Technologies Operating Co. LLC 6.06%, 04/28/2028, 1 mo. USD Term SOFR + 1.75%	978,445
2,000,000	FNZ Group Services Ltd. 9.55%, 11/05/2031, 3 mo. USD Term SOFR + 5.00%	1,936,260
	Focus Financial Partners LLC
210,460	7.56%, 09/15/2031, 3 mo. USD Term SOFR + 1.63%	210,592
1,959,541	7.56%, 09/15/2031, 1 mo. USD Term SOFR + 3.25%	1,960,775
2,618,697	Hightower Holding LLC 8.07%, 04/21/2028, 3 mo. USD Term SOFR + 3.50%	2,619,798
2,086,062	Jane Street Group LLC 6.40%, 12/15/2031, 3 mo. USD Term SOFR + 2.00%	2,082,516
1,027,125	Setanta Aircraft Leasing DAC 6.08%, 11/05/2028, 3 mo. USD Term SOFR + 1.75%	1,030,977
		17,564,305
	Electric - 0.1%
1,286,285	Constellation Renewables LLC 6.76%, 12/15/2027, 3 mo. USD Term SOFR + 2.25%	1,288,098
1,780,537	Thunder Generation Funding LLC 7.33%, 10/03/2031, 3 mo. USD Term SOFR + 3.00%	1,792,111
		3,080,209
	Electronics - 0.2%
2,638,331	II-VI, Inc. 6.31%, 07/02/2029, 1 mo. USD Term SOFR + 2.00%	2,645,745
3,500,000	LSF12 Crown U.S. Commercial Bidco LLC 8.59%, 12/02/2031, 1 mo. USD Term SOFR + 4.25%	3,498,530
364,478	Roper Industrial Products Investment Co. LLC 7.08%, 11/22/2029, 3 mo. USD Term SOFR + 2.75%	365,389
		6,509,664

196

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.1%(18) - (continued)
	Engineering & Construction - 0.1%
	Brown Group Holding LLC
$ 1,534,354	6.81%, 07/01/2031, 1 mo. USD Term SOFR + 2.50%	$1,538,481
1,643,698	6.85%, 07/01/2031, 3 mo. USD Term SOFR + 2.50%	1,647,922
790,000	Construction Partners, Inc. 6.81%, 11/03/2031, 1 mo. USD Term SOFR + 2.50%	790,656
		3,977,059
	Entertainment - 0.8%
	Banijay Entertainment SAS
EUR 1,305,000	6.01%, 01/23/2032, 3 mo. EURIBOR + 3.25%	1,356,718
$ 497,468	7.58%, 03/01/2028, 1 mo. USD Term SOFR + 3.25%	499,458
	Caesars Entertainment, Inc.
2,438,879	6.56%, 02/06/2030, 1 mo. USD Term SOFR + 2.25%	2,444,976
794,000	6.56%, 02/06/2031, 1 mo. USD Term SOFR + 2.25%	795,652
1,980,087	Cinemark USA, Inc. 7.07%, 05/24/2030, 1 mo. USD Term SOFR + 2.75%	1,994,938
1,655,000	Crown Finance U.S., Inc. 9.59%, 12/02/2031, U.S. (Fed) Prime Rate + 4.25%	1,651,326
	Delta 2 Lux SARL
683,333	6.33%, 09/30/2031, 3 mo. USD Term SOFR + 2.00%	684,358
341,667	6.35%, 09/30/2031, 3 mo. USD Term SOFR + 2.00%	342,179
1,870,000	Endeavor Group Holdings, Inc. 7.31%, 01/27/2032, 1 mo. USD Term SOFR + 3.00%	1,872,338
3,104,138	Light & Wonder International, Inc. 6.55%, 04/14/2029, 1 mo. USD Term SOFR + 2.25%	3,113,202
1,228,285	Maverick Gaming LLC 11.81%, 06/03/2028, 3 mo. USD Term SOFR + 7.50%	835,858
	Motion Finco SARL
EUR 335,000	6.43%, 11/12/2029, 3 mo. EURIBOR + 3.75%	344,891
$ 438,055	7.83%, 11/12/2029, 3 mo. USD Term SOFR + 3.50%	431,874
876,150	Ontario Gaming GTA LP 8.58%, 08/01/2030, 3 mo. USD Term SOFR + 4.25%	878,892
1,283,422	Penn Entertainment, Inc. 6.81%, 05/03/2029, 1 mo. USD Term SOFR + 2.50%	1,290,724
3,724,448	SeaWorld Parks & Entertainment, Inc. 6.31%, 12/04/2031, 1 mo. USD Term SOFR + 2.00%	3,720,947
2,578,733	Six Flags Entertainment Corp. 6.36%, 05/01/2031, 1 mo. USD Term SOFR + 2.00%	2,584,535
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.1%(18) - (continued)
	Entertainment - 0.8% - (continued)
$ 1,945,000	UFC Holdings LLC 6.77%, 11/21/2031, 3 mo. USD Term SOFR + 2.25%	$1,955,134
2,187,754	William Morris Endeavor Entertainment LLC 7.18%, 05/18/2025, 1 mo. USD Term SOFR + 2.75%	2,187,294
		28,985,294
	Environmental Control - 0.2%
1,940,000	Clean Harbors, Inc. 6.06%, 10/09/2028, 1 mo. USD Term SOFR + 1.75%	1,955,772
	Filtration Group Corp.
EUR 450,000	6.24%, 10/21/2028, 3 mo. EURIBOR + 3.50%	467,997
$ 1,856,806	7.43%, 10/21/2028, 1 mo. USD Term SOFR + 3.00%	1,870,510
1,097,250	GFL Environmental, Inc. 6.31%, 07/03/2031, 3 mo. USD Term SOFR + 2.00%	1,097,184
		5,391,463
	Food - 0.2%
135,000	8th Avenue Food & Provisions, Inc. 12.18%, 10/01/2026, 1 mo. USD Term SOFR + 7.75%	123,814
229,422	Aspire Bakeries Holdings LLC 8.56%, 12/13/2030, 1 mo. USD Term SOFR + 4.25%	232,863
1,543,388	CHG PPC Parent LLC 7.43%, 12/08/2028, 1 mo. USD Term SOFR + 3.00%	1,552,078
	Froneri Lux Finco SARL
EUR 2,000,000	5.10%, 09/30/2031, 6 mo. EURIBOR + 2.50%	2,074,054
$ 1,309,195	6.24%, 09/17/2031, 6 mo. USD Term SOFR + 2.00%	1,311,106
1,959,548	U.S. Foods, Inc. 6.06%, 11/22/2028, 1 mo. USD Term SOFR + 1.75%	1,975,871
		7,269,786
	Food Service - 0.1%
1,172,032	Aramark Services, Inc. 6.31%, 06/22/2030, 1 mo. USD Term SOFR + 2.00%	1,176,721
730,000	Golden State Foods LLC 8.58%, 12/04/2031, 1 mo. USD Term SOFR + 4.25%	738,030
		1,914,751
	Hand/Machine Tools - 0.1%
1,110,000	Alliance Laundry Systems LLC 7.80%, 08/19/2031, 1 mo. USD Term SOFR + 3.50%	1,114,340
862,838	Madison Safety & Flow LLC 7.56%, 09/26/2031, 1 mo. USD Term SOFR + 3.25%	869,041
		1,983,381
	Healthcare - Products - 0.2%
66,123	Avantor Funding, Inc. 6.41%, 11/08/2027, 1 mo. USD Term SOFR + 2.00%	66,465
2,001,449	Bausch & Lomb Corp. 8.33%, 09/29/2028, 3 mo. USD Term SOFR + 4.00%	2,017,721

197

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.1%(18) - (continued)
	Healthcare - Products - 0.2% - (continued)
	Hanger, Inc.
$ 84,981	3.50%, 10/23/2031, 3 mo. USD Term SOFR + 3.50%(19)	$85,785
660,019	7.81%, 10/23/2031, 1 mo. USD Term SOFR + 3.50%	666,263
3,800,144	Medline Borrower LP 6.56%, 10/23/2028, 1 mo. USD Term SOFR + 2.25%	3,816,522
		6,652,756
	Healthcare - Services - 0.3%
998,016	ADMI Corp. 7.80%, 12/23/2027, 1 mo. USD Term SOFR + 3.38%	986,789
1,000,000	Aveanna Healthcare LLC 11.66%, 12/10/2029, 3 mo. USD Term SOFR + 7.00%	960,000
	EyeCare Partners LLC
1,253,762	5.39%, 11/30/2028, 3 mo. USD Term SOFR + 1.00%(16)	973,759
130,790	11.14%, 11/30/2028, 3 mo. USD Term SOFR + 6.75%	26,158
1,275,363	Heartland Dental LLC 8.81%, 04/28/2028, 1 mo. USD Term SOFR + 4.50%	1,279,852
100,047	ICON Luxembourg SARL 6.33%, 07/03/2028, 3 mo. USD Term SOFR + 2.00%	100,854
934,856	Parexel International Corp. 6.81%, 11/15/2028, 1 mo. USD Term SOFR + 2.50%	938,530
2,890,687	Star Parent, Inc. 8.33%, 09/27/2030, 3 mo. USD Term SOFR + 4.00%	2,851,750
1,807,021	Surgery Center Holdings, Inc. 7.06%, 12/19/2030, 1 mo. USD Term SOFR + 2.75%	1,812,930
		9,930,622
	Home Builders - 0.1%
3,046,406	Tecta America Corp. 8.43%, 04/10/2028, 1 mo. USD Term SOFR + 4.00%	3,058,379
	Home Furnishings - 0.1%
606,954	AI Aqua Merger Sub, Inc. 7.34%, 07/31/2028, 1 mo. USD Term SOFR + 3.00%	608,283
1,442,262	Mattress Firm, Inc. 8.92%, 09/25/2028, 6 mo. USD Term SOFR + 4.25%	1,441,368
2,865,000	Tempur Sealy International, Inc. 6.84%, 10/24/2031, 1 mo. USD Term SOFR + 2.50%	2,873,366
		4,923,017
	Insurance - 0.9%
3,241,506	Acrisure LLC 7.31%, 11/06/2030, 1 mo. USD Term SOFR + 3.00%	3,244,034
4,758,075	Alliant Holdings Intermediate LLC 7.05%, 09/19/2031, 1 mo. USD Term SOFR + 2.75%	4,771,778
1,285,000	AmWINS Group, Inc. 6.56%, 01/30/2032, 1 mo. USD Term SOFR + 2.25%	1,287,249
2,130,159	AssuredPartners, Inc. 7.81%, 02/14/2031, 1 mo. USD Term SOFR + 3.50%	2,131,374
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.1%(18) - (continued)
	Insurance - 0.9% - (continued)
	Asurion LLC
$ 899,533	8.41%, 08/19/2028, 1 mo. USD Term SOFR + 4.00%	$897,662
448,158	8.66%, 08/19/2028, 1 mo. USD Term SOFR + 4.25%	448,507
1,440,000	9.68%, 01/31/2028, 1 mo. USD Term SOFR + 5.25%	1,404,720
1,500,000	9.68%, 01/20/2029, 1 mo. USD Term SOFR + 5.25%	1,456,170
1,875,849	Howden Group Holdings Ltd. 7.31%, 02/15/2031, 1 mo. USD Term SOFR + 3.00%	1,883,089
5,152,933	HUB International Ltd. 7.29%, 06/20/2030, 3 mo. USD Term SOFR + 2.75%	5,170,453
4,921,083	Sedgwick Claims Management Services, Inc. 7.31%, 07/31/2031, 1 mo. USD Term SOFR + 3.00%	4,947,214
	Truist Insurance Holdings LLC
1,287,742	7.08%, 05/06/2031, 3 mo. USD Term SOFR + 2.75%	1,289,352
250,000	9.08%, 05/06/2032, 3 mo. USD Term SOFR + 4.75%	253,125
3,241,164	USI, Inc. 6.58%, 11/21/2029, 3 mo. USD Term SOFR + 2.25%	3,239,738
		32,424,465
	Internet - 0.3%
1,714,696	Endure Digital, Inc. 7.94%, 02/10/2028, 1 mo. USD Term SOFR + 3.50%	1,158,277
732,777	Getty Images, Inc. 8.85%, 02/19/2026, 6 mo. USD Term SOFR + 4.50%	732,777
	Go Daddy Operating Co. LLC
413,997	6.06%, 11/09/2029, 1 mo. USD Term SOFR + 1.75%	414,394
497,500	6.06%, 05/30/2031, 1 mo. USD Term SOFR + 1.75%	497,734
	MH Sub I LLC
2,080,472	8.56%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	2,053,821
2,782,990	8.56%, 12/31/2031, 1 mo. USD Term SOFR + 4.25%	2,693,935
795,000	10.56%, 02/23/2029, 1 mo. USD Term SOFR + 6.25%	783,075
185,000	Plano HoldCo, Inc. 7.83%, 10/02/2031, 3 mo. USD Term SOFR + 3.50%	186,156
200,000	Proofpoint, Inc. 7.31%, 08/31/2028, 1 mo. USD Term SOFR + 3.00%	201,094
678,213	Shutterfly, Inc. 5.33%, 10/01/2027, 3 mo. USD Term SOFR + 1.00%(16)	602,639
2,040,000	Speedster Bidco GmbH 7.90%, 12/10/2031, 3 mo. USD Term SOFR + 3.50%	2,051,057
		11,374,959
	Investment Company Security - 0.1%
1,240,000	Dragon Buyer, Inc. 7.58%, 09/30/2031, 3 mo. USD Term SOFR + 3.25%	1,245,319
1,033,465	Intrado Corp. 7.83%, 01/31/2030, 3 mo. USD Term SOFR + 3.50%	1,030,881

198

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.1%(18) - (continued)
	Investment Company Security - 0.1% - (continued)
	Nexus Buyer LLC
$ 375,000	7.81%, 07/31/2031, 1 mo. USD Term SOFR + 3.50%	$376,024
995,006	8.31%, 07/31/2031, 1 mo. USD Term SOFR + 4.00%	997,723
		3,649,947
	IT Services - 0.4%
2,070,000	Amentum Government Services Holdings LLC 6.56%, 09/29/2031, 1 mo. USD Term SOFR + 2.25%	2,060,685
3,620,925	Fortress Intermediate 3, Inc. 7.81%, 06/27/2031, 1 mo. USD Term SOFR + 3.50%	3,623,206
4,031,338	McAfee LLC 7.34%, 03/01/2029, 1 mo. USD Term SOFR + 3.00%	4,040,408
446,533	NCR Atleos LLC 8.05%, 04/16/2029, 3 mo. USD Term SOFR + 3.75%	449,047
EUR 855,000	Nielsen Consumer, Inc. 6.23%, 03/06/2028, 1 mo. EURIBOR + 3.50%	889,195
$ 2,725,017	Peraton Corp. 8.16%, 02/01/2028, 1 mo. USD Term SOFR + 3.75%	2,546,202
700,000	Sandisk Corp. 7.31%, 12/13/2031, 1 mo. USD Term SOFR + 3.00%	689,941
1,054,776	Tempo Acquisition LLC 6.06%, 08/31/2028, 1 mo. USD Term SOFR + 1.75%	1,054,206
		15,352,890
	Leisure Time - 0.2%
	Carnival Corp.
591,812	6.30%, 08/08/2027, 1 mo. USD Term SOFR + 2.00%	593,848
1,520,217	6.30%, 10/18/2028, 1 mo. USD Term SOFR + 2.00%	1,522,118
1,464,230	Hayward Industries, Inc. 6.93%, 05/30/2028, 1 mo. USD Term SOFR + 2.50%	1,469,032
822,938	LC AHAB U.S. Bidco LLC 7.31%, 05/01/2031, 1 mo. USD Term SOFR + 3.00%	823,966
1,592,267	MajorDrive Holdings IV LLC 8.59%, 06/01/2028, 3 mo. USD Term SOFR + 4.00%	1,536,251
496,250	Recess Holdings, Inc. 8.05%, 02/20/2030, 3 mo. USD Term SOFR + 3.75%	500,905
		6,446,120
	Lodging - 0.0%
496,250	Station Casinos LLC 6.31%, 03/14/2031, 1 mo. USD Term SOFR + 2.00%	496,940
	Machinery-Construction & Mining - 0.1%
730,000	Terex Corp. 6.31%, 10/08/2031, 1 mo. USD Term SOFR + 2.00%	733,519
1,767,492	WEC U.S. Holdings Ltd. 6.59%, 01/27/2031, 1 mo. USD Term SOFR + 2.25%	1,772,052
		2,505,571
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.1%(18) - (continued)
	Machinery-Diversified - 0.1%
$ 996,240	CD&R Hydra Buyer, Inc. 8.41%, 03/25/2031, 1 mo. USD Term SOFR + 4.00%	$1,000,724
223,875	Titan Acquisition Ltd. 8.78%, 02/15/2029, 6 mo. USD Term SOFR + 4.50%	225,648
1,764,473	TK Elevator U.S. Newco, Inc. 7.74%, 04/30/2030, 6 mo. USD Term SOFR + 3.50%	1,776,789
		3,003,161
	Media - 0.3%
865,650	Century De Buyer LLC 7.79%, 10/30/2030, 3 mo. USD Term SOFR + 3.50%	871,779
EUR 1,075,000	DLG Acquisitions Ltd. 7.01%, 05/16/2031, 3 mo. EURIBOR + 4.00%	1,121,060
$ 496,344	EW Scripps Co. 7.43%, 01/07/2028, 1 mo. USD Term SOFR + 3.00%	443,940
	NEP Group, Inc.
2,466,366	7.68%, 08/19/2026, 1 mo. USD Term SOFR + 3.25%(16)	2,218,201
1,462,430	8.43%, 08/19/2026, 1 mo. USD Term SOFR + 4.00%(16)	1,310,089
210,000	NEP/NCP Holdco, Inc. 11.43%, 10/19/2026, 1 mo. USD Term SOFR + 7.00%	165,276
1,000,000	Telenet Financing USD LLC 6.42%, 04/30/2028, 1 mo. USD Term SOFR + 2.00%	976,670
	Virgin Media Bristol LLC
1,125,000	7.58%, 03/31/2031, 3 mo. USD Term SOFR + 3.25%	1,101,735
1,010,000	7.67%, 01/31/2029, 1 mo. USD Term SOFR + 3.25%	994,850
		9,203,600
	Metal Fabricate/Hardware - 0.0%
1,672,260	AZZ, Inc. 6.81%, 05/13/2029, 1 mo. USD Term SOFR + 2.50%	1,680,922
	Mining - 0.1%
2,223,780	Arsenal AIC Parent LLC 7.56%, 08/18/2030, 1 mo. USD Term SOFR + 3.25%	2,231,564
	Miscellaneous Manufacturing - 0.2%
EUR 2,001,017	CeramTec AcquiCo GmbH 6.41%, 03/16/2029, 3 mo. EURIBOR + 3.50%	2,077,578
$ 485,000	John Bean Technologies Corp. 6.66%, 01/02/2032, 1 mo. USD Term SOFR + 2.25%	488,638
1,521,188	LTI Holdings, Inc. 8.56%, 07/19/2029, 1 mo. USD Term SOFR + 4.25%	1,525,538
1,541,137	Touchdown Acquirer, Inc. 7.58%, 02/21/2031, 3 mo. USD Term SOFR + 3.25%	1,542,586
		5,634,340
	Oil & Gas Services - 0.0%
92,860	PES Holdings LLC 6.56%, 12/31/2025, U.S. (Fed) Prime Rate + 3.00%(13)(16)	464

199

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.1%(18) - (continued)
	Packaging & Containers - 0.3%
$ 2,066,121	Altium Packaging LLC 6.81%, 06/11/2031, 1 mo. USD Term SOFR + 2.50%	$2,059,675
4,127,244	Berlin Packaging LLC 7.84%, 06/07/2031, 1 mo. USD Term SOFR + 3.50%	4,149,036
1,865,106	Clydesdale Acquisition Holdings, Inc. 7.49%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%	1,869,414
327,525	SupplyOne, Inc. 8.06%, 04/21/2031, 1 mo. USD Term SOFR + 3.75%	330,135
2,078,841	TricorBraun Holdings, Inc. 7.68%, 03/03/2028, 1 mo. USD Term SOFR + 3.25%	2,081,523
		10,489,783
	Pharmaceuticals - 0.1%
1,042,281	Elanco Animal Health, Inc. 6.19%, 08/01/2027, 1 mo. USD Term SOFR + 1.75%	1,041,437
1,172,062	Endo Luxembourg Finance Co. I SARL 8.31%, 04/23/2031, 1 mo. USD Term SOFR + 4.00%	1,180,021
	IVC Acquisition Ltd.
EUR 320,000	6.74%, 12/12/2028, 6 mo. EURIBOR + 4.00%	332,150
1,000,000	7.60%, 12/12/2028, 3 mo. EURIBOR + 4.75%	1,037,971
$ 461,432	Option Care Health, Inc. 6.56%, 10/27/2028, 1 mo. USD Term SOFR + 2.25%	464,662
24,927	PRA Health Sciences, Inc. 6.33%, 07/03/2028, 3 mo. USD Term SOFR + 2.00%	25,128
		4,081,369
	Pipelines - 0.3%
469,315	AL GCX Holdings LLC 7.06%, 05/17/2029, 1 mo. USD Term SOFR + 2.75%	469,549
395,449	Brazos Delaware II LLC 8.25%, 02/11/2030, 6 mo. USD Term SOFR + 3.50%	398,723
113,227	Buckeye Partners LP 6.06%, 11/01/2026, 1 mo. USD Term SOFR + 1.75%	113,192
615,000	EPIC Crude Services LP 7.30%, 10/15/2031, 3 mo. USD Term SOFR + 3.00%	619,945
2,501,234	Northriver Midstream Finance LP 6.56%, 08/16/2030, 3 mo. USD Term SOFR + 2.25%	2,509,063
3,482,247	Oryx Midstream Services Permian Basin LLC 6.55%, 10/05/2028, 1 mo. USD Term SOFR + 2.25%	3,494,226
2,265,000	Rockpoint Gas Storage Partners LP 7.99%, 09/18/2031, 3 mo. USD Term SOFR + 3.50%	2,276,325
970,482	UGI Energy Services LLC 6.81%, 02/22/2030, 1 mo. USD Term SOFR + 2.50%	976,547
		10,857,570
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.1%(18) - (continued)
	REITS - 0.0%
$ 589,050	Iron Mountain, Inc. 6.31%, 01/31/2031, 1 mo. USD Term SOFR + 2.00%	$588,608
	Retail - 0.9%
3,547,845	1011778 BC Unlimited Liability Co. 6.06%, 09/20/2030, 1 mo. USD Term SOFR + 1.75%	3,531,773
987,826	Beacon Roofing Supply, Inc. 6.31%, 05/19/2028, 1 mo. USD Term SOFR + 2.00%	990,424
997,500	Dave & Buster's, Inc. 7.63%, 11/01/2031, 1 mo. USD Term SOFR + 3.25%	967,156
1,825,000	Flynn Restaurant Group LP 8.07%, 01/17/2032, 1 mo. USD Term SOFR + 3.75%	1,821,952
1,004,291	Foundation Building Materials Holding Co. LLC 8.55%, 01/29/2031, 1 mo. USD Term SOFR + 4.00%	985,882
3,832,501	Great Outdoors Group LLC 7.55%, 01/16/2032, 3 mo. USD Term SOFR + 3.25%	3,854,845
3,481,135	IRB Holding Corp. 6.81%, 12/15/2027, 1 mo. USD Term SOFR + 2.50%	3,491,579
783,038	Johnstone Supply LLC 6.80%, 06/09/2031, 1 mo. USD Term SOFR + 2.50%	785,097
485,000	Kodiak Building Partners, Inc. 8.05%, 12/04/2031, U.S. (Fed) Prime Rate + 2.75%	484,932
3,878,825	LBM Acquisition LLC 8.15%, 06/06/2031, 1 mo. USD Term SOFR + 3.75%	3,826,965
1,000,000	Les Schwab Tire Centers 6.81%, 04/23/2031, 1 mo. USD Term SOFR + 2.50%	1,001,560
482,575	MI Windows & Doors LLC 7.31%, 03/28/2031, 1 mo. USD Term SOFR + 3.00%	485,895
2,562,062	Michaels Cos., Inc. 8.84%, 04/17/2028, 3 mo. USD Term SOFR + 4.25%	2,075,091
1,447,530	Petco Health & Wellness Co., Inc. 7.84%, 03/03/2028, 3 mo. USD Term SOFR + 3.25%	1,388,789
1,528,652	PetSmart, Inc. 8.16%, 02/11/2028, 1 mo. USD Term SOFR + 3.75%	1,530,945
1,305,666	Specialty Building Products Holdings LLC 8.16%, 10/15/2028, 1 mo. USD Term SOFR + 3.75%	1,299,686
1,795,500	Staples, Inc. 10.18%, 09/04/2029, 3 mo. USD Term SOFR + 5.75%	1,726,481
1,972,646	White Cap Buyer LLC 7.56%, 10/19/2029, 1 mo. USD Term SOFR + 3.25%	1,975,842
		32,224,894
	Semiconductors - 0.0%
1,065,705	MKS Instruments, Inc. 6.30%, 08/17/2029, 1 mo. USD Term SOFR + 2.00%	1,070,107
	Software - 1.2%
789,172	Ascend Learning LLC 10.16%, 12/10/2029, 1 mo. USD Term SOFR + 5.75%	785,621

200

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.1%(18) - (continued)
	Software - 1.2% - (continued)
	AthenaHealth Group, Inc.
$ 2,546,795	7.31%, 02/15/2029, 1 mo. USD Term SOFR + 3.00%	$2,547,585
0 (5)	7.61%, 02/15/2029, 1 mo. USD Term SOFR + 3.25%	0 (6)
1,865,000	BCPE Pequod Buyer, Inc. 7.79%, 11/25/2031, 3 mo. USD Term SOFR + 3.50%	1,884,825
	Boxer Parent Co., Inc.
1,925,000	7.29%, 07/30/2031, 3 mo. USD Term SOFR + 3.75%	1,932,026
1,260,000	10.04%, 07/30/2032, 3 mo. USD Term SOFR + 5.75%	1,249,769
1,099,837	Cast & Crew Payroll LLC 8.06%, 12/29/2028, 1 mo. USD Term SOFR + 3.75%	1,037,971
400,000	CCC Intelligent Solutions, Inc. 6.31%, 01/23/2032, 1 mo. USD Term SOFR + 2.00%	401,000
1,818,293	Cotiviti Corp. 7.09%, 05/01/2031, 1 mo. USD Term SOFR + 2.75%	1,829,657
373,125	Dayforce, Inc. 6.79%, 02/26/2031, 3 mo. USD Term SOFR + 2.50%	375,923
	DCert Buyer, Inc.
503,608	8.31%, 10/16/2026, 1 mo. USD Term SOFR + 4.00%	485,579
1,000,000	11.31%, 02/19/2029, 1 mo. USD Term SOFR + 7.00%	792,500
2,841,296	Dun & Bradstreet Corp. 6.56%, 01/18/2029, 1 mo. USD Term SOFR + 2.25%	2,845,302
1,546,600	E2open LLC 7.93%, 02/04/2028, 1 mo. USD Term SOFR + 3.50%	1,541,187
1,546,026	EP Purchaser LLC 8.09%, 11/06/2028, 3 mo. USD Term SOFR + 3.50%	1,540,228
1,670,511	Epicor Software Corp. 7.06%, 05/30/2031, 1 mo. USD Term SOFR + 2.75%	1,683,207
1,562,500	Evertec Group LLC 7.06%, 10/30/2030, 1 mo. USD Term SOFR + 2.75%	1,578,125
	Genesys Cloud Services Holdings II LLC
EUR 1,125,000	5.86%, 01/30/2032, 3 mo. EURIBOR + 3.25%	1,169,024
$ 900,000	6.81%, 01/30/2032, 1 mo. USD Term SOFR + 2.50%	901,692
2,062,489	Open Text Corp. 6.06%, 01/31/2030, 1 mo. USD Term SOFR + 1.75%	2,063,665
2,020,439	Polaris Newco LLC 8.55%, 06/02/2028, 3 mo. USD Term SOFR + 4.00%	2,021,894
1,197,000	Press Ganey Holdings, Inc. 7.56%, 04/30/2031, 1 mo. USD Term SOFR + 3.25%	1,199,885
957,875	Quartz Acquireco LLC 7.08%, 06/28/2030, 3 mo. USD Term SOFR + 2.75%	962,664
3,796,265	Rocket Software, Inc. 8.56%, 11/28/2028, 1 mo. USD Term SOFR + 4.25%	3,842,693
2,102,795	SS&C Technologies, Inc. 6.31%, 05/09/2031, 1 mo. USD Term SOFR + 2.00%	2,108,326
4,026,432	UKG, Inc. 7.33%, 02/10/2031, 3 mo. USD Term SOFR + 3.00%	4,048,779
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.1%(18) - (continued)
	Software - 1.2% - (continued)
$ 1,539,894	Waystar Technologies, Inc. 6.56%, 10/22/2029, 1 mo. USD Term SOFR + 2.25%	$1,545,022
2,032,526	Zelis Payments Buyer, Inc. 7.06%, 09/28/2029, 1 mo. USD Term SOFR + 2.75%	2,037,404
		44,411,553
	Telecommunications - 0.3%
982,500	Altice France SA 9.80%, 08/15/2028, 3 mo. USD Term SOFR + 5.50%	827,756
895,500	Crown Subsea Communications Holding, Inc. 8.34%, 01/30/2031, 1 mo. USD Term SOFR + 4.00%	902,780
1,995,000	Frontier Communications Corp. 6.80%, 07/01/2031, 1 mo. USD Term SOFR + 2.50%	2,003,319
EUR 3,561,915	Lorca Holdco Ltd. 6.15%, 03/25/2031, 6 mo. EURIBOR + 3.50%	3,713,275
$ 1,212,084	Venga Finance SARL 9.03%, 06/28/2029, 3 mo. USD Term SOFR + 4.25%	1,212,399
2,831,993	Zacapa SARL 8.08%, 03/22/2029, 3 mo. USD Term SOFR + 3.75%	2,848,504
		11,508,033
	Transportation - 0.2%
2,713,192	First Student Bidco, Inc. 6.89%, 07/21/2028, 3 mo. USD Term SOFR + 2.50%	2,718,093
1,546,125	Genesee & Wyoming, Inc. 6.08%, 04/10/2031, 3 mo. USD Term SOFR + 1.75%	1,544,285
1,875,000	Third Coast Infrastructure LLC 8.56%, 09/25/2030, 1 mo. USD Term SOFR + 4.25%	1,879,688
		6,142,066
	Total Senior Floating Rate Interests (cost $439,404,541)	$436,925,435
U.S. GOVERNMENT AGENCIES - 14.0%
	Mortgage-Backed Agencies - 14.0%
	Farm Credit Bank of Texas - 0.1%
1,957,000	7.75%, 06/15/2029, 5 yr. USD CMT + 3.29%(11)(12)	$2,028,039
	Federal Home Loan Mortgage Corp. - 1.5%
1,624	0.00%, 11/15/2036(8)(20)	1,327
3,808,270	1.11%, 01/25/2030(3)(4)	169,976
12,144,996	1.11%, 06/25/2030(3)(4)	592,519
2,216,482	1.69%, 04/25/2030(3)(4)	150,653
2,658,480	1.87%, 11/25/2047(3)(4)	189,254
2,355,000	1.89%, 02/25/2047(3)(4)	185,135
4,759,080	1.95%, 10/25/2047(3)(4)	356,322
1,150,193	2.02%, 09/25/2046(3)(4)	89,749
3,345,000	2.02%, 09/25/2047(3)(4)	91,765
1,890,000	2.10%, 08/25/2047(3)(4)	152,580
3,870,000	2.15%, 05/25/2047(3)(4)	102,516
2,605,748	2.25%, 05/25/2047(3)(4)	216,267
13,261	3.00%, 03/15/2033(4)	989
1,955,000	3.40%, 06/25/2048(3)(4)	279,974
44	4.00%, 07/15/2027(4)	0 (6)
79,013	4.50%, 03/15/2041	76,964
2,616,447	4.50%, 05/25/2050(4)	520,407

201

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 14.0% - (continued)
	Mortgage-Backed Agencies - 14.0% - (continued)
	Federal Home Loan Mortgage Corp. - 1.5% - (continued)
$ 37,427	4.75%, 07/15/2039	$37,082
3,464	5.50%, 08/15/2033	3,536
8,583,882	5.50%, 01/01/2055	8,480,386
9,238	6.50%, 07/15/2036	9,544
180,000	8.10%, 01/25/2051, 30 day USD SOFR Average + 3.75%(1)(2)	183,732
4,740,000	8.35%, 11/25/2051, 30 day USD SOFR Average + 4.00%(1)(2)	4,904,748
730,000	8.60%, 05/25/2044, 30 day USD SOFR Average + 4.25%(1)(2)	757,971
3,295,000	11.20%, 11/25/2051, 30 day USD SOFR Average + 6.85%(1)(2)	3,512,191
2,935,000	11.45%, 01/25/2042, 30 day USD SOFR Average + 7.10%(1)(2)	3,163,379
11,950,000	12.07%, 03/25/2050, 30 day USD SOFR Average + 7.71%(1)(2)	14,529,950
2,770,000	12.10%, 01/25/2051, 30 day USD SOFR Average + 7.75%(1)(2)	3,073,634
11,225,000	12.15%, 11/25/2041, 30 day USD SOFR Average + 7.80%(1)(2)	12,203,728
		54,036,278
	Federal National Mortgage Association - 0.3%
40,737	1.74%, 04/25/2055(2)(4)	1,835
4,982	2.50%, 06/25/2028(4)	134
19,729	3.00%, 01/25/2028(4)	416
26,093	3.16%, 12/01/2026	25,485
20,969	3.24%, 12/01/2026	20,493
13,960	3.50%, 05/25/2030(4)	810
19,899	3.87%, 10/01/2025	19,772
30,334	3.89%, 05/01/2030	29,241
9,567	4.00%, 03/25/2042(4)	1,065
172	4.50%, 07/25/2027(4)	1
8,693,172	5.00%, 11/01/2054	8,397,793
35,535	5.50%, 04/25/2035	36,413
9,339	5.50%, 04/25/2037	9,599
96,632	5.50%, 06/25/2042(4)	19,877
725	5.53%, 05/25/2042(3)(4)	52
2,886,538	6.00%, 04/01/2039	2,946,672
		11,509,658
	Government National Mortgage Association - 1.7%
8,025,000	2.00%, 02/20/2055(21)	6,426,269
8,727	4.00%, 05/16/2042(4)	798
27,752,979	4.00%, 11/20/2052	25,565,972
13,864,572	4.50%, 10/20/2052	13,134,581
7,050,000	4.50%, 01/20/2055	6,669,882
12,000,000	4.50%, 02/20/2055(21)	11,347,500
21,906	5.00%, 10/16/2041(4)	3,645
		63,148,647
	Uniform Mortgage-Backed Security - 10.4%
37,875,000	2.50%, 02/01/2055(21)	30,864,237
10,245,000	3.50%, 02/01/2055(21)	9,064,424
19,375,000	4.00%, 02/01/2040(21)	18,614,388
12,815,000	4.00%, 02/01/2055(21)	11,717,716
52,050,000	4.50%, 02/01/2055(21)	48,979,863
11,550,000	5.00%, 02/01/2040(21)	11,523,908
23,285,000	5.00%, 03/01/2054(21)	22,460,092
23,290,000	5.00%, 02/01/2055(21)	22,488,569
2,875,000	5.50%, 02/01/2040(21)	2,900,566
84,550,000	5.50%, 02/01/2055(21)	83,497,612
40,555,000	6.00%, 02/01/2055(21)	40,830,546
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 14.0% - (continued)
	Mortgage-Backed Agencies - 14.0% - (continued)
	Uniform Mortgage-Backed Security - 10.4% - (continued)
$ 40,545,000	6.00%, 03/01/2055(21)	$40,761,878
29,735,000	6.50%, 02/01/2055(21)	30,484,171
		374,187,970
	Total U.S. Government Agencies (cost $503,748,989)	$504,910,592
U.S. GOVERNMENT SECURITIES - 15.9%
	U.S. Treasury Securities - 15.9%
	U.S. Treasury Bonds - 7.2%
2,200,000	2.25%, 08/15/2046	$1,426,477
29,900,000	2.50%, 02/15/2045	20,812,035
66,440,000	3.38%, 11/15/2048(22)	52,080,136
14,845,000	3.63%, 08/15/2043	12,616,510
9,545,000	3.63%, 05/15/2053	7,764,261
24,640,000	3.88%, 02/15/2043	21,810,250
36,415,000	4.00%, 11/15/2042(23)	32,857,425
17,955,000	4.00%, 11/15/2052(23)	15,630,669
32,290,000	4.13%, 08/15/2044	29,293,084
43,900,000	4.13%, 08/15/2053(23)(24)(25)	39,098,438
18,435,000	4.25%, 08/15/2054	16,807,535
10,285,000	4.50%, 11/15/2054	9,796,463
		259,993,283
	U.S. Treasury Inflation-Indexed Bonds - 2.3%
32,636,586	0.25%, 02/15/2050(17)	19,377,530
514,598	0.63%, 02/15/2043(17)	384,425
35,478,712	0.75%, 02/15/2042(17)	27,729,397
20,291,271	0.75%, 02/15/2045(17)	14,998,019
6,537,812	1.00%, 02/15/2046(17)	5,020,569
17,598,490	1.38%, 02/15/2044(17)	14,931,330
		82,441,270
	U.S. Treasury Inflation-Indexed Notes - 0.9%
32,869,820	1.75%, 01/15/2034(17)	31,950,118
	U.S. Treasury Notes - 5.5%
10,305,000	2.75%, 08/15/2032	9,180,306
61,315,000	3.88%, 08/15/2033	58,567,800
87,690,000	4.00%, 07/31/2029	86,539,069
4,462,000	4.13%, 11/30/2029	4,422,958
44,035,200	4.25%, 11/15/2034	43,010,005
		201,720,138
	Total U.S. Government Securities (cost $606,993,466)	$576,104,809
COMMON STOCKS - 0.1%
	Energy - 0.0%
3,682	PES Energy Liquidating Trust*(14)(26)	$—
	Health Care Equipment & Services - 0.0%
707	Becton Dickinson & Co.	175,053
	Real Estate Management & Development - 0.1%
17,583	Zillow Group, Inc. Class C*	1,445,674
	Software & Services - 0.0%
1,978	MongoDB, Inc.*	540,627
	Total Common Stocks (cost $2,149,488)	$2,161,354

202

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
EXCHANGE-TRADED FUNDS - 0.7%
	Other Investment Pools & Funds - 0.7%
493,000	Invesco Senior Loan ETF	$10,377,650
392,700	SPDR Blackstone Senior Loan ETF	16,477,692
	Total Exchange-Traded Funds (cost $26,893,488)	$26,855,342
PREFERRED STOCKS - 1.0%
	Banks - 0.1%
837	Bank of America Corp. Series L, 7.25%(27)	$1,024,488
56,425	JP Morgan Chase & Co. Series MM, 4.20%(27)	1,038,784
		2,063,272
	Capital Goods - 0.1%
64,937	Boeing Co. (Preference Shares), 6.00%	3,895,571
	Equity Real Estate Investment Trusts (REITs) - 0.0%
52,500	Public Storage Series K, REIT, 4.75%(27)	1,048,425
	Financial Services - 0.4%
5,619	Apollo Global Management, Inc. (Preference Shares), 6.75%	500,541
67,775	Ares Management Corp. Series B, 6.75%	4,113,265
57,075	Capital One Financial Corp. Series J, 4.80%(27)	1,090,132
81,200	Corebridge Financial, Inc. (Preference Shares), 6.38%*	2,000,768
53,725	Morgan Stanley Series O, 4.25%(27)	990,689
77,950	Morgan Stanley Series Q, 6.63%(27)	2,026,700
31,228	State Street Corp. Series G, 5.35%(27)	743,851
80,731	Synchrony Financial Series B, 8.25%(27)	2,099,813
		13,565,759
	Insurance - 0.1%
73,200	American National Group, Inc. Series B, 6.63%(27)	1,846,836
70,127	Enstar Group Ltd. Series D, 7.00%(27)	1,418,669
51,550	MetLife, Inc. Series F, 4.75%(27)	1,081,519
25,660	Prudential Financial, Inc. (Preference Shares), 4.13%	478,816
		4,825,840
	Telecommunication Services - 0.1%
16,647	AT&T, Inc. Series A, 5.00%(27)	340,265
17,239	U.S. Cellular Corp. (Preference Shares), 6.25%	412,184
71,629	U.S. Cellular Corp. (Preference Shares), 5.50%	1,586,582
47,432	U.S. Cellular Corp. (Preference Shares), 5.50%	1,055,362
		3,394,393
	Utilities - 0.2%
30,734	NextEra Energy, Inc. (Preference Shares), 6.93%	1,274,846
30,000	PG&E Corp. Series A, 6.00%*	1,266,900
115,925	Southern Co. (Preference Shares), 6.50%*	3,059,261
		5,601,007
	Total Preferred Stocks (cost $33,371,462)	$34,394,267
Shares or Principal Amount			Market Value†
WARRANTS - 0.0%
	Semiconductors & Semiconductor Equipment - 0.0%
20,550	Maxeon Solar Technologies Ltd. Expires 01/15/2028*(14)(26)		$28,976
	Total Warrants (cost $—)		$28,976
	Total Long-Term Investments (cost $3,964,808,763)		$3,934,769,235
SHORT-TERM INVESTMENTS - 0.2%
	Securities Lending Collateral - 0.2%
1,049,234	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.31%(28)		$1,049,234
3,497,448	HSBC U.S. Government Money Market Fund, Institutional Class, 4.31%(28)		3,497,448
1,049,234	Invesco Government & Agency Portfolio, Institutional Class, 4.31%(28)		1,049,234
1,049,234	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.31%(28)		1,049,234
	Total Short-Term Investments (cost $6,645,150)		$6,645,150
	Total Investments (cost $3,971,453,913)	109.0%	$3,941,414,385
	Other Assets and Liabilities	(9.0)%	(326,453,583)
	Net Assets	100.0%	$3,614,960,802
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At January 31, 2025, the aggregate value of these securities was
$1,299,010,385, representing 35.9% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2025. Base lending rates may be subject to a floor or cap.
(3)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Securities disclosed are interest-only strips.

203

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

(5)	Security has less than 1 share.
(6)	Market value is less than $1.
(7)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(8)	Security is a zero-coupon bond.
(9)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2025, the aggregate value of these securities was $573,528,962, representing 15.9% of net assets.

(10)	Represents entire or partial securities on loan.
(11)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2025. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(12)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(13)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(14)	Investment valued using significant unobservable inputs.
(15)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(16)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(17)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(18)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2025.

(19)
This security, or a portion of this security, has unfunded loan commitments. As of
January 31, 2025, the aggregate value of the unfunded commitment was
$411,344, which represents to 0.0% of total net assets.

(20)	Security disclosed is principal-only strips.
(21)	Represents or includes a TBA transaction.
(22)	All, or a portion of the security, was pledged as collateral in connection with TBAs. As of January 31, 2025, the market value of securities pledged was $303,357.
(23)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of January 31, 2025, the market value of securities pledged was $38,836,373.
(24)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of January 31, 2025, the market value of securities pledged was $19,103,906.
(25)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of January 31, 2025, the market value of securities pledged was $409,688.
(26)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $28,976 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
06/2024	Maxeon Solar Technologies Ltd. Expires 01/15/2028 Warrants	20,550	$—	$28,976
08/2015	PES Energy Liquidating Trust	3,682	31,941	—
			$31,941	$28,976

(27)	Perpetual security with no stated maturity date.
(28)	Current yield as of period end.

Futures Contracts Outstanding at January 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	2,120	03/17/2025	$148,032,343	$(2,807,511)
U.S. Treasury 5-Year Note Future	969	03/31/2025	103,092,516	340,365
U.S. Treasury 10-Year Note Future	1,079	03/20/2025	117,442,406	375,502
U.S. Treasury 10-Year Ultra Future	240	03/20/2025	26,730,000	(100,152)
U.S. Treasury Long Bond Future	38	03/20/2025	4,328,437	(69,614)
U.S. Treasury Ultra Bond Future	775	03/20/2025	91,813,281	(307,362)
Total				$(2,568,772)

204

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Futures Contracts Outstanding at January 31, 2025 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
Canadian 10-Year Bond Future	(1,906)	03/20/2025	$(162,528,352)	$(3,664,230)
Euro BUXL 30-Year Bond Future	(11)	03/06/2025	(1,471,158)	135,788
Euro-BOBL Future	(1,082)	03/06/2025	(131,811,322)	2,115,520
Euro-BUND Future	(129)	03/06/2025	(17,734,442)	585,401
Euro-Schatz Future	(421)	03/06/2025	(46,650,976)	257,951
Long Gilt Future	(1)	03/27/2025	(115,025)	2,727
U.S. Treasury 2-Year Note Future	(765)	03/31/2025	(157,303,125)	(433,081)
Total				$(999,924)
Total futures contracts				$(3,568,696)

TBA Sale Commitments Outstanding at January 31, 2025
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
Government National Mortgage Association, 4.00%	$27,050,000	02/20/2055	$(24,907,133)	$(207,102)
Uniform Mortgage-Backed Security, 2.00%	7,350,000	02/01/2040	(6,532,228)	(100,117)
Uniform Mortgage-Backed Security, 2.00%	20,600,000	02/01/2055	(16,032,594)	(232,352)
Uniform Mortgage-Backed Security, 2.50%	6,375,000	02/01/2040	(5,801,741)	(81,424)
Uniform Mortgage-Backed Security, 2.50%	22,800,000	02/01/2055	(18,579,659)	(273,893)
Uniform Mortgage-Backed Security, 2.50%	11,400,000	11/01/2051	(9,287,158)	(51,822)
Uniform Mortgage-Backed Security, 3.50%	11,570,000	03/01/2055	(10,230,863)	(46,551)
Uniform Mortgage-Backed Security, 3.50%	27,925,000	02/01/2055	(24,707,080)	(193,393)
Uniform Mortgage-Backed Security, 4.00%	25,625,000	03/01/2055	(23,413,843)	65,060
Uniform Mortgage-Backed Security, 4.00%	12,815,000	02/01/2055	(11,717,716)	(112,131)
Uniform Mortgage-Backed Security, 4.50%	30,900,000	02/01/2055	(29,077,383)	(225,337)
Uniform Mortgage-Backed Security, 4.50%	15,450,000	03/01/2055	(14,527,224)	(56,730)
Uniform Mortgage-Backed Security, 6.50%	34,010,000	03/01/2055	(34,797,797)	(201,347)
Uniform Mortgage-Backed Security, 6.50%	63,750,000	02/01/2055	(65,356,177)	(376,303)
Total TBA sale commitments (proceeds receivable $292,875,154)			$(294,968,596)	$(2,093,442)
At January 31, 2025, the aggregate market value of TBA Sale Commitments represents (8.2)% of total net assets.

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2025
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CDX.NA.HY.S42.V1	USD	120,690,000	5.00%	06/20/2029	Quarterly	$5,836,477	$—	$10,861,824	$5,025,347
CDX.NA.HY.S43.V1	USD	77,735,000	5.00%	12/20/2029	Quarterly	6,257,382	—	6,791,506	534,124
ITRAXX-XOVER S41.V2	EUR	88,459,899	5.00%	06/20/2029	Quarterly	7,243,985	—	9,629,225	2,385,240
ITRAXX-XOVER S42.V2	EUR	28,539,430	5.00%	12/20/2029	Quarterly	2,646,678	—	2,811,243	164,565
Total centrally cleared credit default swap contracts						$21,984,522	$—	$30,093,798	$8,109,276

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

205

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2025
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
3.88% Fixed	12 Mo. USD SOFR	USD	8,975,000	05/31/2029	Annual	$—	$—	$59,928	$59,928
4.12% Fixed	12 Mo. USD SOFR	USD	4,475,000	08/15/2034	Annual	—	—	(5,681)	(5,681)
4.16% Fixed	12 Mo. USD SOFR	USD	64,955,000	03/19/2045	Annual	—	(126,689)	(54,011)	72,678
2.97% Fixed	12 Mo. USD SOFR	USD	10,685,000	03/15/2053	Annual	32,306	—	2,088,056	2,055,750
2.88% Fixed	12 Mo. USD SOFR	USD	8,095,000	03/15/2053	Annual	88,451	—	1,709,488	1,621,037
3.25% Fixed	12 Mo. USD SOFR	USD	5,555,000	06/21/2053	Annual	—	(57,235)	781,849	839,084
3.59% Fixed	12 Mo. USD SOFR	USD	12,095,000	09/20/2053	Annual	52,176	—	931,550	879,374
3.41% Fixed	12 Mo. USD SOFR	USD	4,760,000	09/18/2054	Annual	—	(15,701)	508,365	524,066
3.75% Fixed	12 Mo. USD SOFR	USD	9,815,000	12/18/2054	Annual	14,451	—	433,058	418,607
BZDIOVRA	14.53% Fixed	BRL	11,599,049	01/02/2031	At Maturity	—	—	(7,654)	(7,654)
Total centrally cleared interest rate swaps contracts						$187,384	$(199,625)	$6,444,948	$6,457,189

Foreign Currency Contracts Outstanding at January 31, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
6,340,000	BRL	1,067,836	USD	BNP	03/19/2025	$6,501
4,647,034,000	CLP	4,758,360	USD	BCLY	03/19/2025	(23,292)
12,494,232,000	COP	2,834,335	USD	MSC	03/19/2025	117,177
4,465,000	EUR	4,668,832	USD	BOA	02/28/2025	(30,949)
9,098,000	EUR	9,413,464	USD	UBS	03/19/2025	46,140
8,581,000	EUR	8,884,527	USD	WEST	03/19/2025	37,528
1,097,000	EUR	1,141,481	USD	BNP	03/19/2025	(880)
1,060,000	GBP	1,349,772	USD	TDB	03/19/2025	(35,687)
3,291,000	GBP	4,191,376	USD	SSG	03/19/2025	(111,514)
861,011,000	HUF	2,193,659	USD	DEUT	03/19/2025	(10,234)
139,710,000	INR	1,619,790	USD	SCB	03/19/2025	(13,587)
116,940,000	INR	1,369,281	USD	GSC	03/19/2025	(24,857)
20,204,000	MXN	988,106	USD	UBS	03/19/2025	(20,511)
146,420,000	PHP	2,501,452	USD	JPM	03/19/2025	898
4,776,000	SGD	3,503,999	USD	CBK	03/19/2025	17,232
65,275,000	TRY	1,694,091	USD	CBK	03/19/2025	52,206
15,220,000	TRY	395,825	USD	BNP	03/19/2025	11,354
16,849,331	USD	27,000,000	AUD	SCB	02/07/2025	63,298
1,548,657	USD	9,114,000	BRL	GSC	03/06/2025	2,478
10,412,587	USD	63,497,000	BRL	GSC	03/19/2025	(347,224)
5,981,146	USD	8,575,000	CAD	BOA	02/07/2025	79,339
5,958,124	USD	5,370,000	CHF	BOA	02/07/2025	57,272
1,976,938	USD	1,943,132,000	CLP	BOA	03/19/2025	(3,005)
820,654	USD	825,800,000	CLP	BCLY	03/19/2025	(20,790)
2,921,111	USD	21,195,000	CNH	SCB	03/19/2025	20,913
1,103,881	USD	26,341,000	CZK	MSC	03/19/2025	18,069
16,937,627	USD	16,282,000	EUR	RBS	02/07/2025	41,432
130,280,245	USD	124,648,679	EUR	DEUT	02/28/2025	805,250
134,033,165	USD	128,397,614	EUR	JPM	02/28/2025	664,079
1,944,404	USD	1,857,000	EUR	BCLY	02/28/2025	15,501
1,173,480	USD	1,122,000	EUR	WEST	02/28/2025	8,036
1,723,558	USD	1,652,000	EUR	MSC	02/28/2025	7,593
1,362,105	USD	1,305,000	EUR	SSG	02/28/2025	6,576
472,006	USD	450,000	EUR	UBS	02/28/2025	4,582
1,606,429	USD	1,543,628	EUR	GSC	02/28/2025	3,032
181,838	USD	173,000	EUR	BNP	02/28/2025	2,139
955,492	USD	920,000	EUR	BOA	02/28/2025	(130)
111,578,197	USD	105,630,392	EUR	DEUT	03/19/2025	1,749,482
16,651,590	USD	15,686,000	EUR	SSG	03/19/2025	342,143
3,520,491	USD	3,336,000	EUR	UBS	03/19/2025	51,900
2,218,254	USD	2,097,000	EUR	BMO	03/19/2025	37,907
991,024	USD	948,000	EUR	BNP	03/19/2025	5,345
755,702	USD	723,000	EUR	BOA	03/19/2025	3,966
129,470	USD	123,000	EUR	CBK	03/19/2025	1,582
10,303	USD	10,000	EUR	RBS	03/19/2025	(95)
3,494,516	USD	3,369,000	EUR	JPM	03/19/2025	(8,386)
16,894,970	USD	13,505,000	GBP	SSG	02/07/2025	150,695

206

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2025 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
1,342,159	USD	1,080,000	GBP	RBS	02/28/2025	$3,181
702,003	USD	565,000	GBP	BCLY	02/28/2025	1,519
259,677	USD	209,000	GBP	GSC	02/28/2025	560
13,869,907	USD	11,230,000	GBP	JPM	02/28/2025	(52,985)
4,627,537	USD	3,637,000	GBP	BCLY	03/19/2025	118,738
908,586	USD	714,000	GBP	JPM	03/19/2025	23,438
13,740,468	USD	2,156,700,000	JPY	SSG	02/07/2025	(177,977)
5,948,419	USD	26,256,000	MYR	BNP	03/19/2025	39,548
2,093,060	USD	9,244,000	MYR	SCB	03/19/2025	12,713
14,416,551	USD	162,880,000	NOK	RBS	02/07/2025	26,316
223,570	USD	833,000	PEN	UBS	03/19/2025	110
1,036,408	USD	3,898,000	PEN	DEUT	03/19/2025	(9,267)
5,942,684	USD	65,580,000	SEK	RBS	02/07/2025	25,623
2,548,257	USD	3,410,000	SGD	DEUT	03/19/2025	34,145
934,788	USD	1,247,000	SGD	CAG	03/19/2025	15,405
87,980	USD	119,000	SGD	SSG	03/19/2025	244
3,646,825	USD	122,898,000	THB	BCLY	03/19/2025	(13,165)
628,952	USD	11,329,000	ZAR	UBS	03/19/2025	25,028
Total foreign currency contracts						$3,853,678

Foreign Cross Currency Contracts Outstanding at January 31, 2025
Contract Amount		Counterparty	Delivery Date	Contract Amount		Unrealized Appreciation/ Depreciation
EUR	148,818	GSC	02/28/2025	GBP	148,775	$43
EUR	10,893,144	CBA	02/28/2025	GBP	11,014,334	(121,191)
Total foreign cross currency contracts						$(121,148)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.

207

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$766,273,890	$—	$766,273,890	$—
Convertible Bonds	235,074,604	—	235,074,604	—
Corporate Bonds	1,132,153,849	—	1,132,153,849	—
Foreign Government Obligations	210,825,169	—	210,825,169	—
Municipal Bonds	9,060,948	—	9,060,948	—
Senior Floating Rate Interests	436,925,435	—	436,925,435	—
U.S. Government Agencies	504,910,592	—	504,910,592	—
U.S. Government Securities	576,104,809	—	576,104,809	—
Common Stocks	2,161,354	2,161,354	—	—
Exchange-Traded Funds	26,855,342	26,855,342	—	—
Preferred Stocks	34,394,267	34,394,267	—	—
Warrants	28,976	—	—	28,976
Short-Term Investments	6,645,150	6,645,150	—	—
Foreign Currency Contracts(2)	4,758,256	—	4,758,256	—
Futures Contracts(2)	3,813,254	3,813,254	—	—
Swaps - Credit Default(2)	8,109,276	—	8,109,276	—
Swaps - Interest Rate(2)	6,470,524	—	6,470,524	—
Total	$3,964,565,695	$73,869,367	$3,890,667,352	$28,976
Liabilities
Foreign Currency Contracts(2)	$(1,025,726)	$—	$(1,025,726)	$—
Futures Contracts(2)	(7,381,950)	(7,381,950)	—	—
Swaps - Interest Rate(2)	(13,335)	—	(13,335)	—
TBA Sale Commitments	(294,968,596)	—	(294,968,596)	—
Total	$(303,389,607)	$(7,381,950)	$(296,007,657)	$—

(1)
For the period ended January 31, 2025, investments valued at $1,041,300 were transferred out of Level 3 due to the availability of active market prices which has been determined to be significant observable input. There were no transfers into Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2025 is not presented.

208

Hartford Sustainable Municipal Bond Fund
Schedule of Investments
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.5%
	Alabama - 0.2%
$ 150,000	Jefferson County Board of Education, AL, Special Tax 5.00%, 02/01/2046	$152,826
	Arizona - 2.1%
	Maricopa County Industrial Dev Auth, AZ, Rev
775,000	3.00%, 09/01/2039	657,738
185,000	5.00%, 12/01/2038	205,438
100,000	5.00%, 09/01/2042	102,559
200,000	Salt Verde Financial Corp., AZ, Rev 5.00%, 12/01/2037	215,406
	Tempe Industrial Dev Auth, AZ, Rev
270,000	4.00%, 12/01/2025	269,979
240,000	4.00%, 12/01/2026	240,186
		1,691,306
	California - 6.6%
	California Community Choice Financing Auth, CA, Rev
565,000	5.00%, 12/01/2053(1)	588,947
900,000	5.50%, 05/01/2054(1)	950,212
195,000	California Enterprise Dev Auth, CA, Rev 5.00%, 08/01/2045	197,717
	California Municipal Finance Auth, CA, Rev,
500,000	(BAM) 4.00%, 05/15/2038	505,893
1,665,000	5.00%, 12/31/2031	1,720,964
45,000	Elk Grove Finance Auth, CA, Special Tax, (BAM) 5.00%, 09/01/2032	45,379
180,000	Foothill-Eastern Transportation Corridor Agency, CA, Rev 5.00%, 01/15/2029	192,505
50,000	Oakland Unified School Dist, CA, GO, (AGM) 4.00%, 08/01/2034	50,747
150,000	Orange County Community Facs Dist, CA, Special Tax 5.00%, 08/15/2033	153,032
100,000	Romoland School Dist, CA, Special Tax 5.00%, 09/01/2043	102,193
100,000	San Bernardino City Unified School Dist, CA, GO, (NPFG) 0.00%, 08/01/2027(2)	91,939
130,000	San Francisco City & County Redev Successor Agency, CA, Tax Allocation, (AGM) 5.00%, 08/01/2048	137,889
305,000	San Joaquin Hills Transportation Corridor Agency, CA, Rev 4.00%, 01/15/2034	315,082
345,000	State of California, CA, GO 5.00%, 09/01/2036	395,538
		5,448,037
	Colorado - 2.0%
	Colorado Health Facs Auth, CO, Rev
200,000	4.00%, 12/01/2040	188,778
430,000	5.00%, 05/15/2034	490,635
125,000	5.00%, 05/15/2036	138,324
70,000	5.00%, 05/15/2037	77,241
120,000	Park Creek Metropolitan Dist, CO, Rev 5.00%, 12/01/2029	126,919
500,000	Regional Transportation Dist, CO, Rev 4.00%, 07/15/2039	489,683
115,000	University of Colorado, CO, Rev 2.00%, 06/01/2051(1)	113,792
25,000	Vauxmont Metropolitan Dist, CO, GO, (AGM) 5.00%, 12/15/2030	25,772
		1,651,144
	Connecticut - 1.1%
100,000	City of Waterbury, CT, GO 5.00%, 11/15/2047	102,127
	Connecticut State Health & Educational Facs Auth, CT, Rev
450,000	5.00%, 07/01/2025	453,522
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.5% - (continued)
	Connecticut - 1.1% - (continued)
$ 60,000	5.00%, 07/01/2042	$60,924
250,000	Town of Hamden, CT, GO, (AGM) 5.00%, 08/15/2025	252,987
		869,560
	District of Columbia - 0.2%
150,000	Dist of Columbia, DC, Rev 5.00%, 07/01/2042	149,717
	Florida - 2.9%
135,000	Capital Projects Finance Auth, FL, Rev 5.00%, 10/01/2027	139,400
70,000	City of Atlantic Beach, FL, Rev 5.00%, 11/15/2048	70,556
200,000	City of Port St. Lucie, FL, Special Assessment 4.00%, 07/01/2027	202,254
150,000	JEA Water & Sewer System, FL, Rev 5.00%, 10/01/2028	158,212
125,000	Orange County Convention Center, FL, Rev 5.00%, 10/01/2027	131,611
500,000	Orange County Health Facs Auth, FL, Rev 5.00%, 10/01/2043	538,191
475,000	Orlando Utilities Commission, FL, Rev 1.25%, 10/01/2046(1)	426,214
135,000	Polk County Industrial Dev Auth, FL, Rev 5.00%, 01/01/2029	137,663
750,000	St. Johns County Industrial Dev Auth, FL, Rev 4.00%, 12/15/2046	606,552
		2,410,653
	Georgia - 2.0%
100,000	Dev Auth of Appling County, GA, Rev 1.50%, 01/01/2038(1)	100,000
280,000	Dev Auth of Burke County, GA, Rev 3.60%, 01/01/2040(1)(3)	279,777
55,000	Georgia Housing & Finance Auth, GA, Rev 5.00%, 12/01/2042	58,305
	Main Street Natural Gas, Inc., GA, Rev
170,000	5.00%, 05/15/2032	175,860
315,000	5.50%, 09/15/2028	333,573
	Municipal Electric Auth of Georgia, GA, Rev
100,000	5.00%, 01/01/2028	102,358
235,000	5.00%, 01/01/2033	255,930
350,000	5.00%, 07/01/2052	361,854
		1,667,657
	Illinois - 13.6%
	Chicago Board of Education Dedicated Capital Improvement Tax, IL, Rev
255,000	5.25%, 04/01/2036	275,816
100,000	5.75%, 04/01/2035	103,309
	Chicago Board of Education, IL, GO
215,000	4.00%, 12/01/2047	181,632
150,000	5.00%, 12/01/2027	153,467
500,000	5.00%, 12/01/2041	502,523
200,000	5.00%, 12/01/2046	195,562
500,000	5.25%, 12/01/2036	524,680
140,000	5.25%, 12/01/2039	139,442
	Chicago Transit Auth Sales Tax Receipts Fund, IL, Rev
175,000	5.00%, 12/01/2045	178,782
250,000	5.00%, 12/01/2046	251,356
865,000	City of Granite City, IL, Rev 1.25%, 05/01/2027	812,904
450,000	Cook County Community College Dist No. 508, IL, GO, (BAM) 5.00%, 12/01/2039	480,793
	Cook County Community High School Dist No. 212 Leyden, IL, Rev,
105,000	(BAM) 5.00%, 12/01/2027	105,184

209

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.5% - (continued)
	Illinois - 13.6% - (continued)
$ 170,000	(BAM) 5.00%, 12/01/2030	$170,298
225,000	County of Cook Sales Tax, IL, Rev 5.00%, 11/15/2029	243,936
185,000	County of Cook, IL, GO 5.00%, 11/15/2031	202,756
	Illinois Finance Auth, IL, Rev
150,000	5.00%, 11/15/2030	150,630
115,000	5.00%, 08/15/2033	124,434
245,000	5.00%, 08/15/2035	246,398
150,000	5.00%, 10/01/2041	151,722
	Illinois Housing Dev Auth, IL, Rev,
225,000	(FHLMC), (FNMA), (GNMA) 5.75%, 10/01/2053	239,457
305,000	(FHLMC), (FNMA), (GNMA) 6.00%, 10/01/2055	339,175
	Illinois State Toll Highway Auth, IL, Rev
100,000	5.00%, 01/01/2031	107,026
105,000	5.00%, 01/01/2038	117,943
	Kane County School Dist No. 131 Aurora East Side, IL, GO,
85,000	(AGM) 5.00%, 12/01/2025	86,358
130,000	(AGM) 5.00%, 12/01/2026	134,523
	Metropolitan Pier & Exposition Auth, IL, Rev
105,000	0.00%, 12/15/2042(4)	77,259
200,000	5.00%, 12/15/2045	206,086
275,000	Metropolitan Water Reclamation Dist of Greater Chicago, IL, GO 5.25%, 12/01/2032	317,175
1,000,000	Rock Island County School Dist No. 41 Rock Island, IL, GO, (AGC) 5.00%, 01/01/2043(3)	1,060,882
1,000,000	Sales Tax Securitization Corp., IL, Rev 5.00%, 01/01/2036	1,068,610
	St. Clair County Community Unit School Dist No. 187 Cahokia, IL, GO,
295,000	(AGM) 5.00%, 01/01/2033	326,042
300,000	(AGM) 5.00%, 01/01/2034	333,761
	State of Illinois, IL, GO
400,000	5.00%, 11/01/2026	412,445
50,000	5.00%, 02/01/2027	51,747
150,000	5.00%, 11/01/2028	156,783
330,000	5.00%, 10/01/2031	357,877
315,000	5.00%, 12/01/2034	327,093
215,000	5.00%, 03/01/2046	223,148
		11,139,014
	Indiana - 1.9%
78,550	City of Evansville, IN, Rev, (FNMA) 3.00%, 06/01/2034	69,177
1,000,000	Indiana Finance Auth, IN, Rev 5.00%, 10/01/2042	1,084,653
105,000	Indiana Housing & Community Dev Auth, IN, Rev, (GNMA) 3.25%, 07/01/2049	103,893
270,000	Northwest Allen School Building Corp., IN, Rev, (ST INTERCEPT) 5.00%, 07/15/2038	297,987
		1,555,710
	Iowa - 0.6%
	Iowa Student Loan Liquidity Corp., IA, Rev
180,000	5.00%, 12/01/2032	191,702
245,000	5.00%, 12/01/2033	260,930
		452,632
	Kentucky - 0.3%
195,000	Kentucky State Property & Building Commission, KY, Rev 5.00%, 11/01/2038	218,281
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.5% - (continued)
	Louisiana - 0.7%
$ 325,000	East Baton Rouge Sewerage Commission, LA, Rev 1.30%, 02/01/2041(1)	$291,417
	Louisiana Local Government Environmental Facs & Community Dev Auth, LA, Rev
100,000	5.75%, 11/15/2030	100,187
100,000	6.00%, 11/15/2030	100,376
100,000	Louisiana Public Facs Auth, LA, Rev 5.00%, 05/15/2035	100,354
		592,334
	Maine - 0.5%
465,000	Maine Health & Higher Educational Facs Auth, ME, Rev, (AGM), (ST INTERCEPT) 4.00%, 07/01/2046	443,383
	Maryland - 3.4%
810,000	Maryland Stadium Auth, MD, Rev, (ST INTERCEPT) 5.00%, 05/01/2050	886,047
1,640,000	State of Maryland, MD, GO 5.00%, 06/01/2039	1,864,844
		2,750,891
	Massachusetts - 2.7%
	Massachusetts Dev Finance Agency, MA, Rev
235,000	2.85%, 07/01/2049, SIFMA Municipal Swap Index + 0.60%(5)(6)	234,853
305,000	5.00%, 01/01/2027	314,384
105,000	5.00%, 07/01/2034	106,478
1,000,000	5.00%, 07/01/2035	1,012,923
150,000	5.00%, 07/01/2037	150,661
150,000	5.00%, 07/01/2044	143,991
100,000	5.00%, 10/01/2047(5)	99,778
150,000	5.00%, 07/01/2048	151,531
		2,214,599
	Michigan - 2.7%
150,000	Great Lakes Water Auth, Water Supply System, MI, Rev 5.00%, 07/01/2046	151,106
250,000	Lansing School Dist, MI, GO, (Q-SBLF) 5.00%, 05/01/2037	263,812
	Michigan Finance Auth, MI, Rev
165,000	5.00%, 11/01/2034	173,393
100,000	5.00%, 07/01/2035	100,528
100,000	5.00%, 05/15/2038	100,219
850,000	5.50%, 02/28/2057	910,108
90,000	Michigan State Hospital Finance Auth, MI, Rev 5.00%, 11/15/2047	93,026
400,000	Michigan State Housing Dev Auth, MI, Rev 3.20%, 06/01/2028	398,004
		2,190,196
	Minnesota - 1.4%
74,703	Freddie Mac Multifamily ML Certificates, MN, Rev 2.54%, 06/25/2037	63,084
1,000,000	Minnesota Agricultural & Economic Dev Board, MN, Rev 5.25%, 01/01/2054	1,064,958
		1,128,042
	Mississippi - 0.7%
	State of Mississippi Gaming Tax, MS, Rev
175,000	5.00%, 10/15/2026	180,675
400,000	5.00%, 10/15/2037	415,477
		596,152
	Missouri - 0.3%
250,000	Bi-State Dev Agency of the Missouri-Illinois Metropolitan Dist, MO, Rev 4.00%, 10/01/2036	253,888

210

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.5% - (continued)
	Montana - 0.2%
$ 50,000	Montana Board of Housing, MT, Rev, (FHA), (HUD), (VA) 4.25%, 12/01/2045	$50,355
150,000	Montana Facility Finance Auth, MT, Rev 5.00%, 02/15/2033	154,034
		204,389
	Nebraska - 0.7%
300,000	Central Plains Energy Project, NE, Rev 5.00%, 09/01/2025	302,509
300,000	County of Washington, NE, Rev 0.90%, 09/01/2030(1)	295,928
		598,437
	Nevada - 0.6%
150,000	City of Reno, NV, Rev, (AGM) 5.00%, 06/01/2033	157,735
	Clark County School Dist, NV, GO,
250,000	(AGM) 4.00%, 06/15/2036	255,738
105,000	5.00%, 06/15/2028	106,690
		520,163
	New Hampshire - 1.4%
	New Hampshire Business Finance Auth, NH, Rev
1,000,000	4.00%, 01/01/2051	829,472
295,000	(BAM) 5.25%, 06/01/2051	313,131
		1,142,603
	New Jersey - 0.9%
170,000	New Jersey Educational Facs Auth, NJ, Rev, (AGM) 5.00%, 07/01/2043	186,526
510,000	New Jersey Turnpike Auth, NJ, Rev 5.00%, 01/01/2042	558,335
		744,861
	New Mexico - 0.5%
205,000	City of Santa Fe, NM, Rev 5.00%, 05/15/2039	208,319
165,000	New Mexico Mortgage Finance Auth, NM, Rev, (FHLMC), (FNMA), (GNMA) 4.00%, 01/01/2049	165,626
		373,945
	New York - 6.8%
500,000	Long Island Power Auth, NY, Rev 0.85%, 09/01/2050(1)	492,260
	Metropolitan Transportation Auth Dedicated Tax Fund, NY, Rev
300,000	5.00%, 11/15/2036	308,505
100,000	5.25%, 11/15/2027	103,954
60,000	5.25%, 11/15/2036	61,979
	Metropolitan Transportation Auth, NY, Rev
200,000	5.00%, 11/15/2033	216,823
500,000	5.00%, 11/15/2045	517,917
400,000	5.00%, 11/15/2048	410,239
1,250,000	New York City Municipal Water Finance Auth, NY, Rev 4.13%, 06/15/2046	1,224,947
140,000	New York City Transitional Finance Auth, Future Tax Secured, NY, Rev 4.00%, 11/01/2035	144,467
90,000	New York City Transitional Finance Auth, NY, Rev 5.00%, 02/01/2038	101,224
	New York State Dormitory Auth, NY, Rev
1,000,000	3.00%, 03/15/2041	839,887
450,000	4.00%, 02/15/2037	459,479
150,000	5.00%, 03/15/2031	151,587
50,000	New York Transportation Dev Corp., NY, Rev, (AGM) 5.25%, 06/30/2039	54,276
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.5% - (continued)
	New York - 6.8% - (continued)
$ 300,000	State of New York Mortgage Agency, NY, Rev 3.25%, 04/01/2025	$299,999
355,000	Triborough Bridge & Tunnel Auth, NY, Rev 0.00%, 11/15/2036(2)	224,107
		5,611,650
	North Carolina - 1.4%
500,000	North Carolina Housing Finance Agency, NC, Rev, (FHLMC), (FNMA), (GNMA) 3.60%, 01/01/2046	434,811
	North Carolina Medical Care Commission, NC, Rev
175,000	4.00%, 09/01/2033	171,764
185,000	4.00%, 09/01/2034	180,829
250,000	5.00%, 01/01/2031	249,367
30,000	5.00%, 01/01/2039	28,729
120,000	5.00%, 01/01/2044	121,156
		1,186,656
	North Dakota - 0.2%
120,000	North Dakota Housing Finance Agency, ND, Rev 6.25%, 01/01/2055	134,132
	Ohio - 1.6%
	American Municipal Power, Inc., OH, Rev
200,000	4.00%, 02/15/2036	200,270
250,000	5.00%, 02/15/2040	274,036
150,000	Cleveland Department of Public Utilities Division of Public Power, OH, Rev, (AGM) 5.00%, 11/15/2030	159,049
60,000	County of Allen Hospital Facs, OH, Rev 5.00%, 12/01/2035	64,287
415,000	Ohio Air Quality Dev Auth, OH, Rev 4.00%, 09/01/2030(1)	418,994
180,000	State of Ohio, OH, Rev 2.75%, 01/01/2052(1)	176,313
		1,292,949
	Oregon - 1.0%
480,000	Columbia County School Dist No. 502, OR, GO, (SCH BD GTY) 0.00%, 06/15/2050(2)	126,363
1,000,000	Lane County School Dist No. 52 Bethel, OR, GO, (SCH BD GTY) 0.00%, 06/15/2041(2)	468,243
40,000	Marion County School Dist No. 15 North Marion, OR, GO, (SCH BD GTY) 0.00%, 06/15/2037(2)	23,504
35,000	Multnomah & Clackamas Counties School Dist No. 10JT Gresham-Barlow, OR, GO, (SCH BD GTY) 0.00%, 06/15/2038(2)	19,575
55,000	Salem Hospital Facility Auth, OR, Rev 5.00%, 05/15/2025	55,058
35,000	State of Oregon Housing & Community Services Department, OR, Rev 4.50%, 01/01/2049	35,194
210,000	Umatilla County School Dist No. 8R Hermiston, OR, GO, (SCH BD GTY) 0.00%, 06/15/2038(2)	119,933
		847,870
	Pennsylvania - 6.0%
160,000	City of Philadelphia Redev Auth, PA, Rev 5.00%, 04/15/2025	160,597
300,000	City of Philadelphia, PA, GO 5.00%, 02/01/2039	314,145
750,000	Coatesville School Dist, PA, GO, (BAM), (ST AID WITHHLDG) 5.25%, 11/15/2037	799,875
110,000	Doylestown Hospital Auth, PA, Rev 5.38%, 07/01/2039(5)	118,775

211

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.5% - (continued)
	Pennsylvania - 6.0% - (continued)
$ 260,000	Hospitals & Higher Education Facs Auth of Philadelphia, PA, Rev, (AGM) 5.00%, 07/01/2036	$279,714
	Lancaster County Hospital Auth, PA, Rev
400,000	5.00%, 07/01/2032	401,701
100,000	5.13%, 07/01/2037	100,212
215,000	Lancaster Industrial Dev Auth, PA, Rev 4.00%, 07/01/2051	186,900
100,000	Montgomery County Industrial Dev Auth, PA, Rev 5.00%, 12/01/2025	100,587
200,000	Pennsylvania Economic Dev Financing Auth, PA, Rev 4.00%, 05/15/2040	195,398
	Pennsylvania Housing Finance Agency, PA, Rev
90,000	4.75%, 04/01/2033	90,346
540,000	5.50%, 10/01/2053	568,909
125,000	Pennsylvania Turnpike Commission, PA, Rev 5.00%, 12/01/2039	137,572
50,000	Pittsburgh Water & Sewer Auth, PA, Rev, (AGM) 5.00%, 09/01/2033	53,444
	School Dist of Philadelphia, PA, GO,
250,000	(ST AID WITHHLDG) 4.00%, 09/01/2036	253,488
1,000,000	(ST AID WITHHLDG) 5.25%, 09/01/2036	1,120,645
		4,882,308
	Puerto Rico - 0.7%
	Puerto Rico Sales Tax Financing Corp., PR, Rev
400,000	4.33%, 07/01/2040	396,373
175,000	5.00%, 07/01/2058	174,947
		571,320
	Rhode Island - 2.2%
	Rhode Island Health & Educational Building Corp., RI, Rev,
80,000	(AGM) 5.00%, 05/15/2028	83,692
1,000,000	(BAM), (ST AID WITHHLDG) 5.25%, 05/15/2042	1,097,774
	Rhode Island Student Loan Auth, RI, Rev
110,000	5.00%, 12/01/2027	113,704
460,000	5.00%, 12/01/2028	478,959
		1,774,129
	South Carolina - 4.0%
	South Carolina Jobs-Economic Dev Auth, SC, Rev
150,000	5.00%, 05/01/2028	157,886
575,000	5.00%, 10/01/2035	636,076
615,000	5.00%, 11/01/2035	691,489
	South Carolina Public Service Auth, SC, Rev
200,000	4.00%, 12/01/2035	201,119
200,000	4.00%, 12/01/2038	197,989
	South Carolina State Housing Finance & Dev Auth, SC, Rev
795,000	5.75%, 01/01/2054	861,005
470,000	(FHLMC), (FNMA), (GNMA) 6.50%, 07/01/2055	536,827
		3,282,391
	South Dakota - 0.3%
	South Dakota Housing Dev Auth, SD, Rev
135,000	4.00%, 11/01/2049	135,664
135,000	(FHLMC), (FNMA), (GNMA) 6.00%, 05/01/2054	144,132
		279,796
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.5% - (continued)
	Tennessee - 1.9%
$ 100,000	Knox County Health Educational & Housing Facility Board, TN, Rev, (BAM) 5.00%, 07/01/2037	$109,094
	Metropolitan Government Nashville & Davidson County Health & Educational Facs Board, TN, Rev
885,000	5.00%, 07/01/2031	968,847
235,000	5.00%, 05/01/2035	257,753
200,000	Tennessee Energy Acquisition Corp., TN, Rev 5.25%, 09/01/2026	203,288
		1,538,982
	Texas - 10.6%
	Arlington Higher Education Finance Corp., TX, Rev,
150,000	(PSF-GTD) 4.00%, 08/15/2030	151,277
250,000	(PSF-GTD) 5.00%, 02/15/2027	259,530
625,000	(PSF-GTD) 5.00%, 08/15/2037	678,395
	Central Texas Regional Mobility Auth, TX, Rev
315,000	4.00%, 01/01/2036	320,219
600,000	4.00%, 01/01/2040	592,551
1,000,000	5.00%, 01/01/2046	1,044,529
500,000	Central Texas Turnpike System, TX, Rev 5.00%, 08/15/2032	562,753
165,000	City of San Antonio Electric & Gas Systems, TX, Rev 1.75%, 02/01/2049(1)	162,424
1,000,000	Dallas Area Rapid Transit, TX, Rev 4.00%, 12/01/2037	1,011,429
150,000	El Paso Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 08/15/2027	155,132
240,000	Hidalgo County Regional Mobility Auth, TX, Rev 5.00%, 12/01/2031	255,861
290,000	Keller Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2037	293,460
150,000	Lower Colorado River Auth, TX, Rev 5.00%, 05/15/2040	150,520
500,000	Melissa Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/01/2044	541,649
100,000	New Hope Cultural Education Facs Finance Corp., TX, Rev 5.00%, 11/01/2031	94,924
130,000	North Texas Tollway Auth, TX, Rev 5.00%, 01/01/2031	139,630
1,000,000	Texarkana Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2041	1,004,468
	Texas Department of Housing & Community Affairs, TX, Rev,
225,000	(GNMA) 3.00%, 03/01/2050	162,368
725,000	(GNMA) 3.63%, 09/01/2044	648,183
250,000	Texas Municipal Gas Acquisition & Supply Corp. I, TX, Rev 5.25%, 12/15/2025	253,328
60,000	Texas Transportation Commission State Highway 249 System, TX, Rev 0.00%, 08/01/2038(2)	32,679
200,000	Wylie Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 08/15/2036	203,816
		8,719,125
	Utah - 0.2%
175,000	County of Salt Lake, UT, Rev, (AMBAC) 5.13%, 02/15/2033	176,716
	Vermont - 1.1%
875,000	Vermont Student Assistance Corp., VT, Rev 5.00%, 06/15/2030	902,148

212

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.5% - (continued)
	Virginia - 2.1%
$ 65,000	Arlington County Industrial Dev Auth, VA, Rev 5.00%, 07/01/2030	$70,885
375,000	Henrico County Economic Dev Auth, VA, Rev 5.00%, 10/01/2047	387,330
	Virginia Small Business Financing Auth, VA, Rev
635,000	4.00%, 07/01/2031	640,564
500,000	4.00%, 01/01/2039	481,830
170,000	5.00%, 12/31/2047	174,130
		1,754,739
	Washington - 3.1%
1,000,000	Grant County Public Utility Dist No. 2 Priest Rapids Hydroelectric Project, WA, Rev 5.00%, 01/01/2040	1,108,199
140,000	Port of Seattle, WA, Rev 5.00%, 05/01/2028	146,350
	Washington Health Care Facs Auth, WA, Rev
135,000	5.00%, 01/01/2026	136,128
500,000	5.00%, 09/01/2040	523,528
475,000	5.00%, 10/01/2042	475,826
150,000	Washington State Housing Finance Commission, WA, Rev 5.00%, 01/01/2039(5)	148,694
		2,538,725
	Wisconsin - 3.0%
	Public Finance Auth, WI, Rev
415,000	4.00%, 10/01/2046(1)	418,217
500,000	(AGM) 4.00%, 07/01/2059	444,420
200,000	5.00%, 10/01/2043(5)	198,167
95,000	5.00%, 10/01/2044	96,815
150,000	(AGM) 5.00%, 07/01/2048	151,437
100,000	Wisconsin Center Dist, WI, Rev, (AGM) 0.00%, 12/15/2029(2)	83,329
	Wisconsin Health & Educational Facs Auth, WI, Rev
335,000	4.00%, 01/01/2037	318,830
255,000	4.00%, 08/15/2046	218,711
45,000	5.00%, 11/01/2025	44,972
100,000	5.75%, 08/15/2059	106,207
350,000	Wisconsin Housing & Economic Dev Auth Home Ownership, WI, Rev, (FHLMC), (FNMA), (GNMA) 6.00%, 09/01/2054	378,834
		2,459,939
	Wyoming - 0.1%
70,000	Wyoming Community Dev Auth, WY, Rev 6.00%, 12/01/2054	76,176
	Total Municipal Bonds (cost $82,527,012)	$79,190,171
U.S. GOVERNMENT AGENCIES - 0.6%
	Mortgage-Backed Agencies - 0.6%
	Federal Home Loan Mortgage Corp. - 0.6%
563,787	3.15%, 10/15/2036	$484,990
	Total U.S. Government Agencies (cost $573,203)	$484,990
	Total Long-Term Investments (cost $83,100,215)	$79,675,161
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.7%
	Repurchase Agreements - 0.7%
$ 556,712
Fixed Income Clearing Corp. Repurchase
Agreement dated 01/31/2025 at 4.34%, due
on 02/03/2025 with a maturity value of
$556,913; collateralized by U.S. Treasury
Note at 4.63%, maturing 06/15/2027, with a
market value of $567,933
			$556,712
	Total Short-Term Investments (cost $556,712)		$556,712
	Total Investments (cost $83,656,927)	97.8%	$80,231,873
	Other Assets and Liabilities	2.2%	1,783,290
	Net Assets	100.0%	$82,015,163
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(2)	Security is a zero-coupon bond.
(3)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $1,329,340 at January 31, 2025.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At January 31, 2025, the aggregate value of these securities was
$800,267, representing 1.0% of net assets.

(6)	Variable rate security; the rate reported is the coupon rate in effect at January 31, 2025. Base lending rates may be subject to a floor or cap.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.

213

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$79,190,171	$—	$79,190,171	$—
U.S. Government Agencies	484,990	—	484,990	—
Short-Term Investments	556,712	—	556,712	—
Total	$80,231,873	$—	$80,231,873	$—

(1)	For the period ended January 31, 2025, there were no transfers in and out of Level 3.

214

The Hartford Total Return Bond Fund
Schedule of Investments
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.1%
	Asset-Backed - Automobile - 1.1%
$ 1,687,617	American Credit Acceptance Receivables Trust 6.09%, 11/12/2027(1)	$1,690,504
2,072,273	ARI Fleet Lease Trust 5.41%, 02/17/2032(1)	2,078,805
	Avis Budget Rental Car Funding AESOP LLC
2,265,000	5.36%, 06/20/2030(1)	2,296,968
1,185,000	5.58%, 12/20/2030(1)	1,187,642
2,635,000	5.90%, 08/21/2028(1)	2,696,319
2,116,071	Carvana Auto Receivables Trust 4.13%, 04/12/2027	2,112,663
1,191,839	CPS Auto Receivables Trust 5.91%, 08/16/2027(1)	1,194,461
	Credit Acceptance Auto Loan Trust
5,210,000	4.68%, 09/15/2034(1)	5,181,641
2,740,000	5.68%, 03/15/2034(1)	2,775,469
5,780,000	6.11%, 08/15/2034(1)	5,885,357
1,115,000	Enterprise Fleet Financing LLC 5.16%, 09/20/2030(1)	1,126,676
726,609	Exeter Automobile Receivables Trust 6.11%, 09/15/2027	728,636
962,000	Flagship Credit Auto Trust 5.05%, 01/18/2028(1)	963,316
3,220,000	GLS Auto Receivables Issuer Trust 4.89%, 04/16/2029(1)	3,215,819
6,805,000	Hertz Vehicle Financing III LLC 5.94%, 02/25/2028(1)	6,914,262
1,935,000	Prestige Auto Receivables Trust 4.56%, 02/15/2029(1)	1,924,570
2,235,000	Santander Bank Auto Credit-Linked Notes 4.97%, 01/18/2033(1)	2,232,358
1,618,144	Santander Drive Auto Receivables Trust 4.98%, 02/15/2028	1,619,409
1,665,000	SFS Auto Receivables Securitization Trust 5.71%, 01/22/2030(1)	1,699,822
		47,524,697
	Asset-Backed - Manufactured Housing - 0.0%
1,359,884	Cascade MH Asset Trust 1.75%, 02/25/2046(1)	1,182,673
	Asset-Backed - Student Loan - 0.2%
	Navient Private Education Refi Loan Trust
2,718,860	1.11%, 02/18/2070(1)	2,381,866
3,417,729	5.51%, 10/15/2071(1)	3,430,105
		5,811,971
	Commercial Mortgage-Backed Securities - 3.7%
3,215,000	1211 Avenue of the Americas Trust 3.90%, 08/10/2035(1)	3,175,430
3,362,000	280 Park Avenue Mortgage Trust 6.72%, 09/15/2034, 1 mo. USD Term SOFR + 2.42%(1)(2)	3,229,504
3,475,000	BAMLL Commercial Mortgage Securities Trust 3.11%, 11/05/2032(1)	3,231,750
	BBCMS Mortgage Trust
6,535,000	0.98%, 04/15/2053(3)(4)	297,981
15,953,687	1.11%, 09/15/2057(3)(4)	1,270,965
18,168,773	1.44%, 02/15/2050(3)(4)	400,511
14,078,409	1.62%, 02/15/2057(3)(4)	1,430,989
1,640,000	3.66%, 04/15/2055(4)	1,474,099
16,515,000	BBCMS Trust 1.13%, 02/15/2063(3)(4)	1,434,191
	Benchmark Mortgage Trust
10,206,625	0.47%, 07/15/2051(3)(4)	124,980
41,036,619	0.57%, 04/10/2051(3)(4)	611,917
32,870,006	0.57%, 07/15/2056(3)(4)	1,255,910
30,519,396	0.62%, 01/15/2052(3)(4)	577,873
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.1% - (continued)
	Commercial Mortgage-Backed Securities - 3.7% - (continued)
$ 7,687,977	1.07%, 08/15/2052(3)(4)	$227,593
9,896,771	1.17%, 12/15/2056(3)(4)	607,084
19,071,727	1.22%, 03/15/2062(3)(4)	804,421
14,111,695	1.50%, 01/15/2054(3)(4)	985,580
6,696,378	1.78%, 07/15/2053(3)(4)	345,100
2,889,062	3.04%, 08/15/2052	2,784,587
2,990,000	4.02%, 03/15/2052	2,853,155
20,949,601	BMO Mortgage Trust 0.86%, 07/15/2057(3)(4)	1,390,574
7,010,000	BOCA Commercial Mortgage Trust 6.65%, 08/15/2041, 1 mo. USD Term SOFR + 2.34%(1)(2)	7,027,525
	BPR Trust
3,270,000	5.85%, 11/05/2041(1)(4)	3,307,576
3,770,000	7.54%, 08/15/2039, 1 mo. USD Term SOFR + 3.23%(1)(2)	3,768,822
7,425,000	7.62%, 10/05/2038(1)(4)	7,715,675
	BX Trust
1,858,174	6.76%, 08/15/2039, 1 mo. USD Term SOFR + 2.45%(1)(2)	1,867,464
601,000	7.35%, 03/15/2041, 1 mo. USD Term SOFR + 3.04%(1)(2)	602,126
2,535,000	CAMB Commercial Mortgage Trust 7.15%, 12/15/2037, 1 mo. USD Term SOFR + 2.85%(1)(2)	2,547,464
2,418,383	Cantor Commercial Real Estate Lending 1.11%, 05/15/2052(3)(4)	79,115
3,412,416	CD Mortgage Trust 2.46%, 08/10/2049	3,300,105
6,049,489	Citigroup Commercial Mortgage Trust 0.94%, 04/10/2048(3)(4)	60
	Commercial Mortgage Trust
1,291,000	2.82%, 01/10/2039(1)	1,195,437
1,320,000	3.90%, 01/10/2039(1)(4)	1,163,355
2,711,000	6.51%, 12/10/2041(1)(4)	2,753,256
4,865,000	7.00%, 08/10/2044(1)(4)	5,119,081
0 (5)	Credit Suisse First Boston Mortgage Securities Corp. 4.88%, 04/15/2037	0 (6)
	CSAIL Commercial Mortgage Trust
161,305	0.37%, 04/15/2050(3)(4)	2
12,850,164	0.63%, 06/15/2057(3)(4)	9,600
2,966,856	0.86%, 11/15/2048(3)(4)	11,117
6,093,930	1.85%, 01/15/2049(3)(4)	74,814
	DBJPM Mortgage Trust
5,579,049	1.70%, 09/15/2053(3)(4)	246,878
3,600,000	2.89%, 08/10/2049	3,489,951
	DC Trust
1,410,000	5.73%, 04/13/2040(1)(4)	1,420,775
705,000	7.04%, 04/13/2040(1)(4)	718,128
	FREMF Mortgage Trust
440,000	3.73%, 10/25/2049(1)(4)	422,378
230,000	3.84%, 10/25/2049(1)(4)	221,671
760,000	FS Trust 6.40%, 08/15/2039, 1 mo. USD Term SOFR + 2.09%(1)(2)	764,275
4,285,000	GS Mortgage Securities Corp. II 5.89%, 03/10/2041(1)(4)	4,273,489
1,975,612	GS Mortgage Securities Corp. Trust 2.95%, 11/05/2034(1)	1,658,750
	GS Mortgage Securities Trust
905,708	0.37%, 07/10/2046(3)(4)	9
3,488,855	3.04%, 07/10/2052	3,361,788
292,270	4.74%, 08/10/2044(1)(3)(4)	175
1,186,932	5.02%, 04/10/2047(1)(4)	931,148
1,610,000	HIH Trust 6.65%, 10/15/2041, 1 mo. USD Term SOFR + 2.34%(1)(2)	1,616,037
	HTL Commercial Mortgage Trust
1,990,000	6.56%, 05/10/2039(1)(4)	2,026,570

215

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.1% - (continued)
	Commercial Mortgage-Backed Securities - 3.7% - (continued)
$ 1,095,000	7.09%, 05/10/2039(1)(4)	$1,114,597
	JP Morgan Chase Commercial Mortgage Securities Trust
734,562	2.73%, 10/15/2045(1)(4)	662,351
1,770,000	2.81%, 01/16/2037(1)	1,577,955
730,000	3.57%, 12/15/2047(1)(4)	473,697
645,000	5.80%, 10/05/2039(1)(4)	651,931
	JPMBB Commercial Mortgage Securities Trust
1,369,906	0.41%, 09/15/2047(3)(4)	14
1,844,154	0.52%, 05/15/2048(3)(4)	827
8,715,000	JPMCC Commercial Mortgage Securities Trust 3.72%, 03/15/2050	8,497,393
1,980,000	LEX Mortgage Trust 4.87%, 10/13/2033(1)(4)	1,959,918
4,415,000	MF1 Ltd. 6.05%, 02/19/2037, 1 mo. USD Term SOFR + 1.75%(1)(2)	4,371,199
2,705,192	Morgan Stanley Bank of America Merrill Lynch Trust 0.95%, 10/15/2048(3)(4)	2,801
	Morgan Stanley Capital I Trust
2,117,455	1.30%, 06/15/2050(3)(4)	40,488
5,280,000	3.91%, 09/09/2032(1)	4,712,400
885,000	4.94%, 07/15/2049(1)(4)	782,370
43,704	5.24%, 10/12/2052(1)(4)	16,829
4,617,804	MSWF Commercial Mortgage Trust 0.91%, 12/15/2056(3)(4)	281,883
1,187,000	Natixis Commercial Mortgage Securities Trust 4.40%, 06/17/2038(1)	1,149,587
3,410,000	NJ Trust 6.48%, 01/06/2029(1)(4)	3,531,045
1,625,000	NY Commercial Mortgage Trust 5.93%, 02/10/2035(1)(4)	1,657,593
2,180,000	ROCK Trust 5.93%, 11/13/2041(1)	2,212,222
5,770,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	5,380,525
11,910,000	SHR Trust 6.76%, 10/15/2041, 1 mo. USD Term SOFR + 2.45%(1)(2)	11,999,325
6,345,000	TYSN Mortgage Trust 6.58%, 12/10/2033(1)(4)	6,633,677
3,765,408	UBS Commercial Mortgage Trust 1.06%, 08/15/2050(3)(4)	77,318
	Wells Fargo Commercial Mortgage Trust
15,614,630	0.86%, 09/15/2057(3)(4)	41,144
4,240,989	0.91%, 05/15/2048(3)(4)	1,385
28,608,749	1.00%, 08/15/2057(3)(4)	2,142,584
255,000	4.05%, 05/15/2048(4)	238,708
	Wells Fargo NA
20,230,804	0.58%, 11/15/2062(3)(4)	489,796
10,354,967	0.63%, 11/15/2062(3)(4)	279,607
17,883,912	0.68%, 12/15/2052(3)(4)	491,146
24,298,075	0.71%, 11/15/2050(3)(4)	390,057
19,054,498	0.81%, 09/15/2062(3)(4)	582,970
35,666,555	0.87%, 01/15/2063(3)(4)	1,211,332
20,839,054	0.88%, 05/15/2062(3)(4)	642,345
1,746,172	1.00%, 04/15/2052(3)(4)	60,722
9,483,853	1.00%, 02/15/2056(3)(4)	545,315
5,955,888	1.00%, 12/15/2056(3)(4)	196,492
26,624,998	1.15%, 10/15/2057(3)(4)	2,257,909
36,547,557	1.76%, 03/15/2063(3)(4)	2,835,802
345,000	WFRBS Commercial Mortgage Trust 5.00%, 06/15/2044(1)(4)	262,200
		160,666,269
	Other Asset-Backed Securities - 6.6%
337,658	AASET Trust 3.35%, 01/16/2040(1)	324,186
	Affirm Asset Securitization Trust
7,380,000	4.62%, 09/15/2029(1)	7,348,852
2,450,000	5.33%, 12/17/2029(1)	2,457,619
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.1% - (continued)
	Other Asset-Backed Securities - 6.6% - (continued)
$ 4,410,000	AGL Core CLO 36 Ltd. 5.53%, 01/23/2038, 3 mo. USD Term SOFR + 1.28%(1)(2)	$4,423,843
3,675,000	Aligned Data Centers Issuer LLC 6.00%, 08/17/2048(1)	3,721,561
2,985,000	AMSR Trust 4.15%, 11/17/2041(1)	2,868,777
2,730,000	Auxilior Term Funding LLC 5.49%, 07/15/2031(1)	2,769,739
5,800,000	Battalion CLO 18 Ltd. 6.49%, 03/13/2037, 3 mo. USD Term SOFR + 2.20%(1)(2)	5,848,105
4,255,000	Benefit Street Partners CLO XXXI Ltd. 6.65%, 04/25/2036, 3 mo. USD Term SOFR + 2.35%(1)(2)	4,276,245
850,000	Blue Owl Asset Leasing Trust LLC 5.41%, 03/15/2030(1)	849,197
	CF Hippolyta Issuer LLC
645,577	1.53%, 03/15/2061(1)	614,521
1,530,299	1.69%, 07/15/2060(1)	1,501,172
706,836	1.98%, 03/15/2061(1)	661,392
1,255,421	1.99%, 07/15/2060(1)	1,140,157
961,496	5.97%, 08/15/2062(1)	962,113
7,950,000	CIFC Funding Ltd. 6.10%, 04/17/2035, 3 mo. USD Term SOFR + 1.80%(1)(2)	7,957,497
3,581,036	Cirrus Funding Ltd. 4.80%, 01/25/2037(1)	3,566,616
1,915,000	Columbia Cent CLO 27 Ltd. 5.75%, 01/25/2035, 3 mo. USD Term SOFR + 1.45%(1)(2)	1,918,868
2,429,415	Commercial Equipment Finance LLC 5.97%, 07/16/2029(1)	2,454,879
	Compass Datacenters Issuer II LLC
3,725,000	5.02%, 08/25/2049(1)	3,677,259
2,925,000	5.25%, 02/25/2049(1)	2,909,623
1,940,000	DLLAA LLC 5.64%, 02/22/2028(1)	1,968,116
	Domino's Pizza Master Issuer LLC
4,950,025	2.66%, 04/25/2051(1)	4,521,679
1,439,300	3.15%, 04/25/2051(1)	1,263,408
1,449,600	3.67%, 10/25/2049(1)	1,348,725
2,505,100	4.12%, 07/25/2047(1)	2,447,894
3,122,013	4.12%, 07/25/2048(1)	3,103,333
5,245,000	Elmwood CLO 19 Ltd. 6.70%, 10/17/2036, 3 mo. USD Term SOFR + 2.40%(1)(2)	5,288,318
3,720,000	Elmwood CLO 23 Ltd. 6.56%, 04/16/2036, 3 mo. USD Term SOFR + 2.25%(1)(2)	3,733,504
	FirstKey Homes Trust
1,846,594	4.15%, 05/19/2039(1)	1,821,948
7,897,001	4.25%, 07/17/2039(1)	7,767,504
3,095,000	Golub Capital Partners CLO 68B Ltd. 7.10%, 07/25/2036, 3 mo. USD Term SOFR + 2.80%(1)(2)	3,125,396
2,640,000	Invesco U.S. CLO Ltd. 6.59%, 04/21/2036, 3 mo. USD Term SOFR + 2.30%(1)(2)	2,651,619
7,960,000	Madison Park Funding LXVII Ltd. 5.81%, 04/25/2037, 3 mo. USD Term SOFR + 1.51%(1)(2)	8,026,458
2,165,000	New Economy Assets - Phase 1 Sponsor LLC 1.91%, 10/20/2061(1)	2,002,171
325,056	NRZ Excess Spread-Collateralized Notes 3.84%, 12/25/2025(1)	320,212
9,925,000	OCP CLO Ltd. 5.64%, 10/20/2037, 3 mo. USD Term SOFR + 1.35%(1)(2)	10,005,383
5,180,000	Octagon 61 Ltd. 6.64%, 04/20/2036, 3 mo. USD Term SOFR + 2.35%(1)(2)	5,191,510
10,060,000	Octagon Investment Partners 48 Ltd. 5.66%, 01/15/2038, 3 mo. USD Term SOFR + 1.36%(1)(2)	10,121,929
	Post Road Equipment Finance LLC
1,505,000	4.90%, 05/15/2031(1)	1,506,176

216

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.1% - (continued)
	Other Asset-Backed Securities - 6.6% - (continued)
$ 1,265,000	5.04%, 05/15/2031(1)	$1,265,871
	Progress Residential Trust
5,317,547	1.51%, 10/17/2038(1)	5,068,664
1,709,647	3.20%, 04/17/2039(1)	1,649,267
5,975,000	3.40%, 02/17/2042(1)	5,526,452
3,043,253	4.30%, 03/17/2040(1)	2,977,497
4,885,745	4.44%, 05/17/2041(1)	4,779,251
1,384,942	4.45%, 06/17/2039(1)	1,369,659
2,276,778	4.75%, 10/27/2039(1)	2,267,545
6,185,000	Retained Vantage Data Centers Issuer LLC 5.00%, 09/15/2048(1)	6,130,325
7,555,000	RR 23 Ltd. 6.95%, 10/15/2035, 3 mo. USD Term SOFR + 2.65%(1)(2)	7,602,687
3,660,000	RR 26 Ltd. 6.55%, 04/15/2038, 3 mo. USD Term SOFR + 2.25%(1)(2)	3,666,969
970,000	Sabey Data Center Issuer LLC 6.00%, 04/20/2049(1)	974,048
361,768	Sapphire Aviation Finance II Ltd. 3.23%, 03/15/2040(1)	340,116
	SCF Equipment Leasing LLC
2,005,000	5.56%, 04/20/2032(1)	2,039,373
2,419,247	6.56%, 01/22/2030(1)	2,440,076
3,355,000	SCF Equipment Trust LLC 5.11%, 11/21/2033(1)	3,357,315
8,270,000	Sound Point CLO XXIX Ltd. 5.63%, 04/25/2034, 3 mo. USD Term SOFR + 1.33%(1)(2)	8,291,403
	Stack Infrastructure Issuer LLC
3,545,000	5.90%, 07/25/2048(1)	3,591,071
1,870,000	5.90%, 03/25/2049(1)	1,897,731
1,895,000	Summit Issuer LLC 2.29%, 12/20/2050(1)	1,845,878
	Taco Bell Funding LLC
3,571,388	2.54%, 08/25/2051(1)	2,975,305
6,815,138	4.94%, 11/25/2048(1)	6,751,958
4,440,000	Texas Debt Capital CLO Ltd. 6.59%, 04/20/2036, 3 mo. USD Term SOFR + 2.30%(1)(2)	4,455,713
	Tricon Residential Trust
4,465,000	4.30%, 11/17/2041(1)	4,326,740
5,135,697	4.85%, 07/17/2040(1)	5,083,647
8,175,000	Vantage Data Centers Issuer LLC 5.10%, 09/15/2054(1)	8,049,586
3,965,000	VB-S1 Issuer LLC 5.59%, 05/15/2054(1)	3,981,094
8,270,000	Venture 42 CLO Ltd. 5.69%, 04/15/2034, 3 mo. USD Term SOFR + 1.39%(1)(2)	8,276,227
	Wendy's Funding LLC
7,132,803	2.37%, 06/15/2051(1)	6,390,088
9,492,662	2.78%, 06/15/2051(1)	8,148,066
1,269,242	3.88%, 03/15/2048(1)	1,222,662
1,650,680	4.54%, 03/15/2052(1)	1,548,075
	Wingstop Funding LLC
11,455,550	2.84%, 12/05/2050(1)	10,701,427
2,135,000	5.86%, 12/05/2054(1)	2,151,723
5,780,000	Zayo Issuer LLC 5.65%, 03/20/2055(1)	5,780,000
		285,391,013
	Whole Loan Collateral CMO - 5.5%
	Angel Oak Mortgage Trust
1,488,124	0.91%, 01/25/2066(1)(4)	1,265,986
3,325,356	0.95%, 07/25/2066(1)(4)	2,811,692
808,913	0.99%, 04/25/2053(1)(4)	763,451
1,376,332	0.99%, 04/25/2066(1)(4)	1,165,343
2,390,668	1.04%, 01/20/2065(1)(4)	1,968,760
2,665,684	1.07%, 05/25/2066(1)(4)	2,263,941
5,318,499	1.46%, 09/25/2066(1)(4)	4,401,808
333,560	1.47%, 06/25/2065(1)(4)	315,539
2,414,379	1.82%, 11/25/2066(1)(4)	2,113,043
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.1% - (continued)
	Whole Loan Collateral CMO - 5.5% - (continued)
$ 927,790	2.53%, 01/26/2065(1)(4)	$857,647
1,995,044	2.88%, 12/25/2066(1)(7)	1,817,383
1,590,200	BINOM Securitization Trust 2.03%, 06/25/2056(1)(4)	1,407,241
	BRAVO Residential Funding Trust
772,634	0.94%, 02/25/2049(1)(4)	692,101
562,817	0.97%, 03/25/2060(1)(4)	535,822
2,644,601	5.11%, 07/25/2062(1)(4)	2,632,158
338,728	Bunker Hill Loan Depositary Trust 1.72%, 02/25/2055(1)(4)	331,147
0 (5)	Chase Mortgage Finance Trust 5.02%, 12/25/2035(4)	0 (6)
	COLT Mortgage Loan Trust
644,026	0.80%, 07/27/2054(1)	563,809
2,336,823	0.91%, 06/25/2066(1)(4)	1,961,328
3,182,453	1.40%, 10/25/2066(1)(4)	2,601,926
5,862,244	2.28%, 12/27/2066(1)(4)	5,247,410
926,942	4.30%, 03/25/2067(1)(4)	902,191
0 (5)	CSFB Mortgage-Backed Pass-Through Certificates 5.50%, 06/25/2035	0 (6)
	CSMC Trust
630,922	0.81%, 05/25/2065(1)(4)	561,037
1,692,318	0.83%, 03/25/2056(1)(4)	1,363,328
2,170,150	0.94%, 05/25/2066(1)(4)	1,794,934
2,861,230	1.18%, 02/25/2066(1)(4)	2,484,701
2,775,848	1.84%, 10/25/2066(1)(4)	2,395,035
6,766,252	2.27%, 11/25/2066(1)(4)	6,011,216
976,282	3.25%, 04/25/2047(1)(4)	874,700
1,499,385	4.10%, 12/27/2060(1)(4)	1,472,673
888,770	Deephaven Residential Mortgage Trust 0.90%, 04/25/2066(1)(4)	776,945
	Ellington Financial Mortgage Trust
362,716	0.80%, 02/25/2066(1)(4)	309,031
999,835	0.93%, 06/25/2066(1)(4)	816,366
3,074,135	2.21%, 01/25/2067(1)(4)	2,612,606
	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
2,022,481	2.50%, 08/25/2059	1,630,134
1,770,303	3.50%, 11/25/2057	1,626,439
3,544,072	3.50%, 03/25/2058	3,098,298
4,775,771	3.50%, 07/25/2058	4,337,115
975,278	3.50%, 08/25/2058	876,588
3,627,469	3.50%, 10/25/2058	3,207,496
	Federal National Mortgage Association Connecticut Avenue Securities Trust
1,344,000	6.15%, 02/25/2044, 30 day USD SOFR Average + 1.80%(1)(2)	1,360,643
133,503	6.62%, 11/25/2039, 30 day USD SOFR Average + 2.26%(1)(2)	134,129
386,507	7.02%, 12/25/2030, 30 day USD SOFR Average + 2.66%(2)	396,638
1,212,400	7.45%, 10/25/2041, 30 day USD SOFR Average + 3.10%(1)(2)	1,247,257
2,105,000	7.45%, 06/25/2043, 30 day USD SOFR Average + 3.10%(1)(2)	2,216,507
2,866,000	7.50%, 12/25/2041, 30 day USD SOFR Average + 3.15%(1)(2)	2,963,339
3,000,000	7.65%, 11/25/2041, 30 day USD SOFR Average + 3.30%(1)(2)	3,102,180
405,888	8.82%, 05/25/2029, 30 day USD SOFR Average + 4.46%(2)	421,580
5,125,000	8.85%, 01/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	5,398,880
3,120,000	9.60%, 03/25/2042, 30 day USD SOFR Average + 5.25%(1)(2)	3,371,367

217

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.1% - (continued)
	Whole Loan Collateral CMO - 5.5% - (continued)
$ 3,455,000	10.60%, 03/25/2042, 30 day USD SOFR Average + 6.25%(1)(2)	$3,802,938
	GCAT Trust
1,744,888	0.87%, 01/25/2066(1)(4)	1,439,288
1,980,182	1.04%, 05/25/2066(1)(4)	1,631,244
3,713,657	1.09%, 08/25/2066(1)(4)	3,011,346
1,735,531	1.92%, 08/25/2066(1)(4)	1,585,356
6,472,766	Imperial Fund Mortgage Trust 3.64%, 03/25/2067(1)(7)	5,959,969
0 (5)	IndyMac INDX Mortgage Loan Trust 3.92%, 04/25/2037(4)	0 (6)
	Legacy Mortgage Asset Trust
979,887	4.65%, 11/25/2060(1)(7)	953,305
1,405,896	4.75%, 04/25/2061(1)(7)	1,373,773
1,946,451	4.75%, 07/25/2061(1)(7)	1,941,180
	MetLife Securitization Trust
435,302	3.00%, 04/25/2055(1)(4)	411,465
1,135,283	3.75%, 03/25/2057(1)(4)	1,086,430
	MFA Trust
201,899	1.01%, 01/26/2065(1)(4)	187,739
1,402,616	1.03%, 11/25/2064(1)(4)	1,209,643
929,595	1.15%, 04/25/2065(1)(4)	841,652
3,108,595	4.11%, 12/25/2066(1)(4)	3,008,139
	Mill City Mortgage Loan Trust
83,528	2.75%, 01/25/2061(1)(4)	83,124
62,952	3.25%, 05/25/2062(1)(4)	62,099
	New Residential Mortgage Loan Trust
1,220,646	0.94%, 07/25/2055(1)(4)	1,099,810
660,316	0.94%, 10/25/2058(1)(4)	632,098
263,907	2.49%, 09/25/2059(1)(4)	250,631
1,108,419	3.50%, 12/25/2057(1)(4)	1,065,160
954,283	3.50%, 08/25/2059(1)(4)	888,206
838,158	3.75%, 11/26/2035(1)(4)	796,237
366,470	3.75%, 01/25/2054(1)(4)	349,810
18,372	3.75%, 05/25/2054(1)(4)	17,356
934,542	3.75%, 11/25/2056(1)(4)	876,950
2,072,270	3.75%, 11/25/2058(1)(4)	1,957,251
1,706,462	4.00%, 03/25/2057(1)(4)	1,632,874
987,385	4.00%, 05/25/2057(1)(4)	937,807
1,416,857	4.00%, 08/27/2057(1)(4)	1,348,378
204,545	4.00%, 12/25/2057(1)(4)	195,828
1,079,635	5.18%, 01/25/2048, 1 mo. USD Term SOFR + 0.86%(1)(2)	1,057,103
844,762	5.93%, 06/25/2057, 1 mo. USD Term SOFR + 1.61%(1)(2)	856,379
4,157,212	NMLT Trust 1.19%, 05/25/2056(1)(4)	3,470,898
	OBX Trust
3,019,384	1.05%, 07/25/2061(1)(4)	2,458,783
2,705,208	1.07%, 02/25/2066(1)(4)	2,312,036
2,055,677	1.96%, 10/25/2061(1)(4)	1,702,211
8,004,601	2.31%, 11/25/2061(1)(4)	7,025,025
138,427	5.08%, 06/25/2057, 1 mo. USD Term SOFR + 0.76%(1)(2)	135,672
	PRET LLC
1,871,700	4.87%, 07/25/2051(1)(7)	1,866,212
5,280,620	5.93%, 10/25/2054(1)(7)	5,249,845
1,347,759	5.93%, 10/25/2054(1)(7)	1,344,638
942,746	5.96%, 09/25/2054(1)(7)	933,964
3,760,069	5.98%, 01/25/2052(1)(7)	3,756,989
9,419,800	PRET Trust 4.00%, 07/25/2069(1)(7)	8,974,093
3,401,281	Pretium Mortgage Credit Partners LLC 4.99%, 02/25/2061(1)(7)	3,374,819
	PRPM LLC
2,530,515	4.79%, 06/25/2026(1)(7)	2,506,179
1,949,919	4.79%, 07/25/2026(1)(7)	1,941,656
2,522,345	4.87%, 04/25/2026(1)(7)	2,503,579
4,224,919	5.36%, 10/25/2026(1)(7)	4,207,567
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.1% - (continued)
	Whole Loan Collateral CMO - 5.5% - (continued)
$ 1,250,571	5.70%, 11/25/2029(1)(7)	$1,252,398
6,119,414	5.87%, 11/25/2029(1)(7)	6,146,119
629,258	6.36%, 11/25/2025(1)(7)	630,793
581,353	Residential Mortgage Loan Trust 0.86%, 01/25/2065(1)(4)	553,571
0 (5)	RFMSI Trust 4.58%, 08/25/2035(4)	—
1,833,300	STAR Trust 1.22%, 05/25/2065(1)(4)	1,695,452
	Starwood Mortgage Residential Trust
605,101	0.94%, 05/25/2065(1)(4)	561,399
3,987,479	1.92%, 11/25/2066(1)(4)	3,448,499
	Towd Point Mortgage Trust
6,936,264	2.92%, 11/30/2060(1)(4)	5,769,036
1,109,099	3.25%, 03/25/2058(1)(4)	1,090,166
	Verus Securitization Trust
353,165	0.82%, 10/25/2063(1)(4)	332,948
1,187,947	0.92%, 02/25/2064(1)(4)	1,089,173
1,762,550	0.94%, 07/25/2066(1)(4)	1,431,619
1,993,648	1.01%, 09/25/2066(1)(4)	1,661,528
985,186	1.03%, 02/25/2066(1)(4)	864,356
9,085,426	1.05%, 06/25/2066(1)(4)	7,659,716
2,670,920	1.82%, 11/25/2066(1)(4)	2,392,145
364,323	2.50%, 05/25/2065(1)(7)	353,057
4,103,386	2.72%, 01/25/2067(1)(7)	3,738,630
3,682,279	4.13%, 02/25/2067(1)(7)	3,453,431
980,925	VOLT XCIII LLC 5.89%, 02/27/2051(1)(7)	980,792
964,004	VOLT XCIV LLC 6.24%, 02/27/2051(1)(7)	963,633
1,017,071	VOLT XCV LLC 5.24%, 03/27/2051(1)(7)	1,015,829
1,179,304	VOLT XCVII LLC 5.24%, 04/25/2051(1)(7)	1,179,515
	Wells Fargo Mortgage-Backed Securities Trust
5,381	3.92%, 11/25/2048(1)(4)	5,083
0 (5)	7.47%, 09/25/2036(4)	0 (6)
		238,064,510
	Total Asset & Commercial Mortgage-Backed Securities (cost $760,639,773)	$738,641,133
CORPORATE BONDS - 21.1%
	Advertising - 0.1%
7,230,000	Lamar Media Corp. 3.63%, 01/15/2031	$6,456,614
	Aerospace/Defense - 0.3%
3,095,000	BAE Systems PLC 5.13%, 03/26/2029(1)	3,110,061
	Boeing Co.
1,100,000	2.95%, 02/01/2030	986,848
705,000	3.20%, 03/01/2029	652,765
195,000	3.75%, 02/01/2050	134,689
1,655,000	5.15%, 05/01/2030	1,644,489
1,555,000	6.39%, 05/01/2031	1,636,171
270,000	6.53%, 05/01/2034	285,242
	L3Harris Technologies, Inc.
620,000	5.05%, 06/01/2029	623,403
1,112,000	5.50%, 08/15/2054	1,066,205
955,000	5.60%, 07/31/2053	926,185
1,482,000	RTX Corp. 4.13%, 11/16/2028	1,449,932
		12,515,990
	Agriculture - 0.4%
2,270,000	BAT Capital Corp. 5.83%, 02/20/2031	2,337,631
1,485,000	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 5.95%, 04/20/2035(1)	1,504,795
	Philip Morris International, Inc.
3,765,000	4.38%, 11/01/2027	3,741,416
1,900,000	4.75%, 11/01/2031	1,868,773
2,930,000	5.13%, 02/15/2030	2,955,461
1,865,000	5.13%, 02/13/2031	1,874,527

218

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.1% - (continued)
	Agriculture - 0.4% - (continued)
$ 1,100,000	5.38%, 02/15/2033	$1,103,678
2,705,000	5.63%, 09/07/2033	2,760,524
		18,146,805
	Apparel - 0.2%
940,000	Hanesbrands, Inc. 4.88%, 05/15/2026(1)	932,548
	Tapestry, Inc.
1,275,000	5.10%, 03/11/2030	1,266,426
1,715,000	5.50%, 03/11/2035	1,690,281
4,510,000	William Carter Co. 5.63%, 03/15/2027(1)	4,489,605
		8,378,860
	Auto Manufacturers - 0.1%
2,395,000	Daimler Truck Finance North America LLC 5.38%, 01/13/2032(1)	2,386,129
1,725,000	Mercedes-Benz Finance North America LLC 4.90%, 11/15/2027(1)	1,724,345
		4,110,474
	Beverages - 0.1%
795,000	Anheuser-Busch InBev Worldwide, Inc. 4.75%, 01/23/2029	795,568
250,000	Bacardi Ltd./Bacardi-Martini BV 5.25%, 01/15/2029(1)	250,020
1,940,000	Bacardi-Martini BV 6.00%, 02/01/2035(1)	1,966,162
		3,011,750
	Biotechnology - 0.1%
500,000	Amgen, Inc. 5.15%, 03/02/2028	505,649
3,385,000	Gilead Sciences, Inc. 4.80%, 11/15/2029	3,380,021
		3,885,670
	Chemicals - 0.1%
545,000	DuPont de Nemours, Inc. 5.32%, 11/15/2038	550,161
1,735,000	NOVA Chemicals Corp. 7.00%, 12/01/2031(1)	1,750,240
3,230,000	OCP SA 6.75%, 05/02/2034(1)	3,289,335
		5,589,736
	Commercial Banks - 5.2%
EUR 1,300,000	Banca Comerciala Romana SA 7.63%, 05/19/2027, (7.63% fixed rate until 05/19/2026; 3 mo. EURIBOR + 4.54% thereafter)(8)(9)	1,412,680
2,655,000	Banca Transilvania SA 8.88%, 04/27/2027, (8.88% fixed rate until 04/27/2026; 1 yr. EURIBOR ICE Swap + 5.58% thereafter)(8)(9)	2,904,980
	Bank of America Corp.
$ 2,210,000	1.90%, 07/23/2031, (1.90% fixed rate until 07/23/2030; 6 mo. USD SOFR + 1.53% thereafter)(8)	1,875,198
4,265,000	1.92%, 10/24/2031, (1.92% fixed rate until 10/24/2030; 6 mo. USD SOFR + 1.37% thereafter)(8)	3,585,940
3,445,000	2.30%, 07/21/2032, (2.30% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.22% thereafter)(8)	2,898,708
2,398,000	2.48%, 09/21/2036, (2.48% fixed rate until 09/21/2031; 5 yr. USD CMT + 1.20% thereafter)(8)	1,973,335
2,045,000	2.59%, 04/29/2031, (2.59% fixed rate until 04/29/2030; 6 mo. USD SOFR + 2.15% thereafter)(8)	1,812,457
6,535,000	2.69%, 04/22/2032, (2.69% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.32% thereafter)(8)	5,670,036
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.1% - (continued)
	Commercial Banks - 5.2% - (continued)
$ 700,000	2.97%, 02/04/2033, (2.97% fixed rate until 02/04/2032; 6 mo. USD SOFR + 1.33% thereafter)(8)	$605,373
879,000	3.19%, 07/23/2030, (3.19% fixed rate until 07/23/2029; 3 mo. USD Term SOFR + 1.44% thereafter)(8)	814,380
1,920,000	4.38%, 04/27/2028, (4.38% fixed rate until 04/27/2027; 6 mo. USD SOFR + 1.58% thereafter)(8)	1,901,377
1,905,000	5.16%, 01/24/2031, (5.16% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.00% thereafter)(8)	1,910,904
370,000	5.47%, 01/23/2035, (5.47% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.65% thereafter)(8)	370,886
2,979,000	5.52%, 10/25/2035, (5.52% fixed rate until 10/25/2034; 6 mo. USD SOFR + 1.74% thereafter)(8)	2,913,804
3,940,000	5.93%, 09/15/2027, (5.93% fixed rate until 09/15/2026; 6 mo. USD SOFR + 1.34% thereafter)(8)	4,011,329
	Bank of Ireland Group PLC
4,855,000	5.60%, 03/20/2030, (5.60% fixed rate until 03/20/2029; 6 mo. USD SOFR + 1.62% thereafter)(1)(8)	4,920,543
6,015,000	6.25%, 09/16/2026, (6.25% fixed rate until 09/16/2025; 1 yr. USD CMT + 2.65% thereafter)(1)(8)	6,064,898
	Bank of New York Mellon Corp.
2,320,000	5.06%, 07/22/2032, (5.06% fixed rate until 07/22/2031; 6 mo. USD SOFR + 1.23% thereafter)(8)	2,315,256
1,205,000	5.19%, 03/14/2035, (5.19% fixed rate until 03/14/2034; 6 mo. USD SOFR + 1.42% thereafter)(8)	1,193,716
1,605,000	6.32%, 10/25/2029, (6.32% fixed rate until 10/25/2028; 6 mo. USD SOFR + 1.60% thereafter)(8)	1,686,372
	BNP Paribas SA
2,605,000	5.28%, 11/19/2030, (5.28% fixed rate until 11/19/2029; 6 mo. USD SOFR + 1.28% thereafter)(1)(8)	2,595,874
2,230,000	5.79%, 01/13/2033, (5.79% fixed rate until 01/13/2032; 6 mo. USD SOFR + 1.62% thereafter)(1)(8)	2,252,815
4,405,000	5.91%, 11/19/2035, (5.91% fixed rate until 11/19/2034; 6 mo. USD SOFR + 1.92% thereafter)(1)(8)	4,327,571
	BPCE SA
390,000	4.63%, 09/12/2028(1)	381,240
2,625,000	5.72%, 01/18/2030, (5.72% fixed rate until 01/18/2029; 6 mo. USD SOFR + 1.96% thereafter)(1)(8)	2,649,590
1,800,000	5.88%, 01/14/2031, (5.88% fixed rate until 01/14/2030; 6 mo. USD SOFR + 1.68% thereafter)(1)(8)	1,827,787
2,215,000	6.29%, 01/14/2036, (6.29% fixed rate until 01/14/2035; 6 mo. USD SOFR + 2.04% thereafter)(1)(8)	2,258,255
3,530,000	6.51%, 01/18/2035, (6.51% fixed rate until 01/18/2034; 6 mo. USD SOFR + 2.79% thereafter)(1)(8)	3,566,503
5,255,000	6.71%, 10/19/2029, (6.71% fixed rate until 10/19/2028; 6 mo. USD SOFR + 2.27% thereafter)(1)(8)	5,484,067

219

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.1% - (continued)
	Commercial Banks - 5.2% - (continued)
$ 745,000	Citigroup, Inc. 5.17%, 02/13/2030, (5.17% fixed rate until 02/13/2029; 6 mo. USD SOFR + 1.36% thereafter)(8)	$747,100
	Citizens Financial Group, Inc.
1,760,000	5.72%, 07/23/2032, (5.72% fixed rate until 07/23/2031; 6 mo. USD SOFR + 1.91% thereafter)(8)	1,776,122
1,160,000	5.84%, 01/23/2030, (5.84% fixed rate until 01/23/2029; 6 mo. USD SOFR + 2.01% thereafter)(8)	1,180,211
570,000	6.65%, 04/25/2035, (6.65% fixed rate until 04/25/2034; 6 mo. USD SOFR + 2.33% thereafter)(8)	603,443
	Credit Agricole SA
2,955,000	5.86%, 01/09/2036, (5.86% fixed rate until 01/09/2035; 6 mo. USD SOFR + 1.74% thereafter)(1)(8)	2,973,592
4,310,000	6.25%, 01/10/2035, (6.25% fixed rate until 01/10/2034; 6 mo. USD SOFR + 2.67% thereafter)(1)(8)	4,365,777
	Goldman Sachs Group, Inc.
1,655,000	2.38%, 07/21/2032, (2.38% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.25% thereafter)(8)	1,395,135
1,655,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.28% thereafter)(8)	1,420,896
470,000	3.81%, 04/23/2029, (3.81% fixed rate until 04/23/2028; 3 mo. USD Term SOFR + 1.42% thereafter)(8)	454,290
830,000	4.48%, 08/23/2028, (4.48% fixed rate until 08/23/2027; 6 mo. USD SOFR + 1.73% thereafter)(8)	822,646
3,515,000	4.69%, 10/23/2030, (4.69% fixed rate until 10/23/2029; 6 mo. USD SOFR + 1.14% thereafter)(8)	3,453,902
915,000	5.02%, 10/23/2035, (5.02% fixed rate until 10/23/2034; 6 mo. USD SOFR + 1.42% thereafter)(8)	879,078
2,955,000	5.05%, 07/23/2030, (5.05% fixed rate until 07/23/2029; 6 mo. USD SOFR + 1.21% thereafter)(8)	2,947,280
1,560,000	5.21%, 01/28/2031, (5.21% fixed rate until 01/28/2030; 6 mo. USD SOFR + 1.08% thereafter)(8)	1,563,238
1,630,000	5.73%, 04/25/2030, (5.73% fixed rate until 04/25/2029; 6 mo. USD SOFR + 1.27% thereafter)(8)	1,665,537
	HSBC Holdings PLC
2,300,000	2.21%, 08/17/2029, (2.21% fixed rate until 08/17/2028; 6 mo. USD SOFR + 1.29% thereafter)(8)	2,082,578
1,460,000	2.85%, 06/04/2031, (2.85% fixed rate until 06/04/2030; 6 mo. USD SOFR + 2.39% thereafter)(8)	1,291,188
2,125,000	4.58%, 06/19/2029, (4.58% fixed rate until 06/19/2028; 3 mo. USD Term SOFR + 1.80% thereafter)(8)	2,088,179
2,965,000	5.29%, 11/19/2030, (5.29% fixed rate until 11/19/2029; 6 mo. USD SOFR + 1.29% thereafter)(8)	2,962,128
4,015,000	5.40%, 08/11/2033, (5.40% fixed rate until 08/11/2032; 6 mo. USD SOFR + 2.87% thereafter)(8)	3,992,111
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.1% - (continued)
	Commercial Banks - 5.2% - (continued)
$ 860,000	5.89%, 08/14/2027, (5.89% fixed rate until 08/14/2026; 6 mo. USD SOFR + 1.57% thereafter)(8)	$872,836
	JP Morgan Chase & Co.
25,000	1.47%, 09/22/2027, (1.47% fixed rate until 09/22/2026; 6 mo. USD SOFR + 0.77% thereafter)(8)	23,725
2,065,000	2.55%, 11/08/2032, (2.55% fixed rate until 11/08/2031; 6 mo. USD SOFR + 1.18% thereafter)(8)	1,756,496
835,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD Term SOFR + 1.42% thereafter)(8)	793,253
740,000	3.96%, 01/29/2027, (3.96% fixed rate until 01/29/2026; 3 mo. USD Term SOFR + 1.51% thereafter)(8)	735,030
2,865,000	4.01%, 04/23/2029, (4.01% fixed rate until 04/23/2028; 3 mo. USD Term SOFR + 1.38% thereafter)(8)	2,792,693
3,255,000	4.51%, 10/22/2028, (4.51% fixed rate until 10/22/2027; 6 mo. USD SOFR + 0.86% thereafter)(8)	3,229,194
960,000	4.85%, 07/25/2028, (4.85% fixed rate until 07/25/2027; 6 mo. USD SOFR + 1.99% thereafter)(8)	961,420
2,405,000	4.95%, 10/22/2035, (4.95% fixed rate until 10/22/2034; 6 mo. USD SOFR + 1.34% thereafter)(8)	2,320,421
2,965,000	5.00%, 07/22/2030, (5.00% fixed rate until 07/22/2029; 6 mo. USD SOFR + 1.13% thereafter)(8)	2,962,097
1,170,000	5.14%, 01/24/2031, (5.14% fixed rate until 01/24/2030; 6 mo. USD SOFR + 0.90% thereafter)(8)	1,174,659
4,665,000	5.29%, 07/22/2035, (5.29% fixed rate until 07/22/2034; 6 mo. USD SOFR + 1.46% thereafter)(8)	4,626,477
2,545,000	5.30%, 07/24/2029, (5.30% fixed rate until 07/24/2028; 6 mo. USD SOFR + 1.45% thereafter)(8)	2,577,803
5,250,000	5.34%, 01/23/2035, (5.34% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.62% thereafter)(8)	5,237,574
1,000,000	5.50%, 01/24/2036, (5.50% fixed rate until 01/24/2035; 6 mo. USD SOFR + 1.32% thereafter)(8)	1,005,936
2,940,000	5.58%, 04/22/2030, (5.58% fixed rate until 04/22/2029; 6 mo. USD SOFR + 1.16% thereafter)(8)	3,002,231
2,000,000	6.07%, 10/22/2027, (6.07% fixed rate until 10/22/2026; 6 mo. USD SOFR + 1.33% thereafter)(8)	2,045,607
1,740,000	6.09%, 10/23/2029, (6.09% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.57% thereafter)(8)	1,810,122
1,265,000	M&T Bank Corp. 7.41%, 10/30/2029, (7.41% fixed rate until 10/30/2028; 6 mo. USD SOFR + 2.80% thereafter)(8)	1,359,163
1,012,000	Manufacturers & Traders Trust Co. 4.70%, 01/27/2028	1,005,907
EUR 2,600,000	mBank SA 0.97%, 09/21/2027, (0.97% fixed rate until 09/21/2026; 3 mo. EURIBOR + 1.25% thereafter)(8)(9)	2,587,706

220

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.1% - (continued)
	Commercial Banks - 5.2% - (continued)
	Morgan Stanley
$ 2,700,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 6 mo. USD SOFR + 1.03% thereafter)(8)	$2,224,205
1,065,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 6 mo. USD SOFR + 1.02% thereafter)(8)	878,171
2,900,000	2.70%, 01/22/2031, (2.70% fixed rate until 01/22/2030; 6 mo. USD SOFR + 1.14% thereafter)(8)	2,592,268
1,010,000	5.23%, 01/15/2031, (5.23% fixed rate until 01/15/2030; 6 mo. USD SOFR + 1.11% thereafter)(8)	1,014,711
755,000	5.45%, 07/20/2029, (5.45% fixed rate until 07/20/2028; 6 mo. USD SOFR + 1.63% thereafter)(8)	766,443
3,935,000	5.66%, 04/18/2030, (5.66% fixed rate until 04/18/2029; 6 mo. USD SOFR + 1.26% thereafter)(8)	4,017,830
5,210,000	6.41%, 11/01/2029, (6.41% fixed rate until 11/01/2028; 6 mo. USD SOFR + 1.83% thereafter)(8)	5,457,727
	OTP Bank Nyrt
EUR 2,640,000	7.35%, 03/04/2026, (7.35% fixed rate until 03/04/2025; 3 mo. EURIBOR + 4.52% thereafter)(8)(9)	2,745,587
$ 1,525,000	7.50%, 05/25/2027, (7.50% fixed rate until 05/25/2026; 1 yr. USD CMT + 3.71% thereafter)(8)(9)	1,564,223
2,350,000	PNC Financial Services Group, Inc. 4.81%, 10/21/2032, (4.81% fixed rate until 10/21/2031; 6 mo. USD SOFR + 1.26% thereafter)(8)	2,294,472
3,430,000	Royal Bank of Canada 5.15%, 02/04/2031, (5.15% fixed rate until 02/04/2030; 6 mo. USD SOFR + 1.03% thereafter)(8)	3,444,286
2,045,000	Santander U.K. Group Holdings PLC 5.69%, 04/15/2031, (5.69% fixed rate until 04/15/2030; 6 mo. USD SOFR + 1.52% thereafter)(8)	2,066,040
	Standard Chartered PLC
675,000	7.02%, 02/08/2030, (7.02% fixed rate until 02/08/2029; 1 yr. USD CMT + 2.20% thereafter)(1)(8)	716,764
1,415,000	7.77%, 11/16/2028, (7.77% fixed rate until 11/16/2027; 1 yr. USD CMT + 3.45% thereafter)(1)(8)	1,509,471
	UBS Group AG
420,000	4.19%, 04/01/2031, (4.19% fixed rate until 04/01/2030; 6 mo. USD SOFR + 3.73% thereafter)(1)(8)	400,905
2,370,000	6.25%, 09/22/2029, (6.25% fixed rate until 09/22/2028; 1 yr. USD CMT + 1.80% thereafter)(1)(8)	2,464,595
1,885,000	6.44%, 08/11/2028, (6.44% fixed rate until 08/11/2027; 6 mo. USD SOFR + 3.70% thereafter)(1)(8)	1,947,805
4,830,000	6.54%, 08/12/2033, (6.54% fixed rate until 08/12/2032; 6 mo. USD SOFR + 3.92% thereafter)(1)(8)	5,138,069
	Wells Fargo & Co.
4,205,000	2.88%, 10/30/2030, (2.88% fixed rate until 10/30/2029; 3 mo. USD Term SOFR + 1.43% thereafter)(8)	3,816,114
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.1% - (continued)
	Commercial Banks - 5.2% - (continued)
$ 8,973,000	3.35%, 03/02/2033, (3.35% fixed rate until 03/02/2032; 6 mo. USD SOFR + 1.50% thereafter)(8)	$7,917,368
4,430,000	4.90%, 07/25/2033, (4.90% fixed rate until 07/25/2032; 6 mo. USD SOFR + 2.10% thereafter)(8)	4,294,013
1,435,000	5.24%, 01/24/2031, (5.24% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.11% thereafter)(8)	1,442,295
150,000	5.39%, 04/24/2034, (5.39% fixed rate until 04/24/2033; 6 mo. USD SOFR + 2.02% thereafter)(8)	148,813
2,105,000	5.50%, 01/23/2035, (5.50% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.78% thereafter)(8)	2,104,403
4,230,000	5.57%, 07/25/2029, (5.57% fixed rate until 07/25/2028; 6 mo. USD SOFR + 1.74% thereafter)(8)	4,309,704
1,868,000	6.30%, 10/23/2029, (6.30% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.79% thereafter)(8)	1,950,197
380,000	6.49%, 10/23/2034, (6.49% fixed rate until 10/23/2033; 6 mo. USD SOFR + 2.06% thereafter)(8)	405,104
		225,362,238
	Commercial Services - 0.8%
	Ashtead Capital, Inc.
1,030,000	2.45%, 08/12/2031(1)	865,312
1,550,000	4.00%, 05/01/2028(1)	1,498,833
3,790,000	4.38%, 08/15/2027(1)	3,727,971
1,045,000	5.80%, 04/15/2034(1)	1,049,067
	Block, Inc.
5,120,000	3.50%, 06/01/2031	4,556,138
6,210,000	6.50%, 05/15/2032(1)	6,347,297
	Howard University
2,000,000	2.70%, 10/01/2029	1,788,953
1,205,000	3.48%, 10/01/2041	911,269
	Service Corp. International
7,045,000	3.38%, 08/15/2030	6,251,953
4,657,000	5.13%, 06/01/2029	4,551,388
1,620,000	5.75%, 10/15/2032	1,591,831
		33,140,012
	Construction Materials - 0.4%
6,665,000	Builders FirstSource, Inc. 5.00%, 03/01/2030(1)	6,382,303
1,390,000	Standard Building Solutions, Inc. 6.50%, 08/15/2032(1)	1,403,793
	Standard Industries, Inc.
3,095,000	3.38%, 01/15/2031(1)	2,709,342
4,965,000	4.38%, 07/15/2030(1)	4,611,141
338,000	Trane Technologies Financing Ltd. 5.10%, 06/13/2034	335,389
		15,441,968
	Diversified Financial Services - 0.3%
3,205,000	American Express Co. 5.09%, 01/30/2031, (5.09% fixed rate until 01/30/2030; 6 mo. USD SOFR + 1.02% thereafter)(8)	3,216,297
	Capital One Financial Corp.
410,000	1.88%, 11/02/2027, (1.88% fixed rate until 11/02/2026; 6 mo. USD SOFR + 0.86% thereafter)(8)	389,058
830,000	3.27%, 03/01/2030, (3.27% fixed rate until 03/01/2029; 6 mo. USD SOFR + 1.79% thereafter)(8)	770,852

221

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.1% - (continued)
	Diversified Financial Services - 0.3% - (continued)
$ 1,140,000	5.25%, 07/26/2030, (5.25% fixed rate until 07/26/2029; 6 mo. USD SOFR + 2.60% thereafter)(8)	$1,143,150
715,000	6.18%, 01/30/2036, (6.18% fixed rate until 01/30/2035; 6 mo. USD SOFR + 2.04% thereafter)(8)	718,125
1,160,000	6.31%, 06/08/2029, (6.31% fixed rate until 06/08/2028; 6 mo. USD SOFR + 2.64% thereafter)(8)	1,202,130
4,855,000	7.62%, 10/30/2031, (7.62% fixed rate until 10/30/2030; 6 mo. USD SOFR + 3.07% thereafter)(8)	5,373,000
1,668,000	Discover Financial Services 7.96%, 11/02/2034, (7.96% fixed rate until 11/02/2033; 6 mo. USD SOFR + 3.37% thereafter)(8)	1,909,023
		14,721,635
	Electric - 2.2%
1,228,000	AES Corp. 3.30%, 07/15/2025(1)	1,217,764
	Alabama Power Co.
2,440,000	3.45%, 10/01/2049	1,709,409
310,000	4.15%, 08/15/2044	254,047
1,185,000	American Electric Power Co., Inc. 6.95%, 12/15/2054, (6.95% fixed rate until 09/15/2034; 5 yr. USD CMT + 2.68% thereafter)(8)	1,209,684
1,595,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	1,444,015
	Consolidated Edison Co. of New York, Inc.
2,045,000	3.20%, 12/01/2051	1,327,298
2,415,000	5.50%, 03/15/2055	2,308,283
	Duke Energy Carolinas LLC
1,575,000	4.25%, 12/15/2041	1,335,011
655,000	4.85%, 03/15/2030	655,803
	Duke Energy Corp.
2,580,000	2.55%, 06/15/2031	2,218,801
2,000,000	2.65%, 09/01/2026	1,940,009
1,095,000	3.75%, 09/01/2046	804,267
365,000	4.50%, 08/15/2032	347,536
565,000	5.00%, 08/15/2052	489,359
2,000,000	5.45%, 06/15/2034	1,993,104
555,000	5.80%, 06/15/2054	537,580
2,250,000	Duke Energy Florida LLC 1.75%, 06/15/2030	1,916,926
	Duke Energy Indiana LLC
525,000	2.75%, 04/01/2050	317,886
1,215,000	3.25%, 10/01/2049	811,726
1,095,000	Duke Energy Ohio, Inc. 5.55%, 03/15/2054	1,051,651
	Duke Energy Progress LLC
1,320,000	4.00%, 04/01/2052	1,007,238
1,035,000	4.38%, 03/30/2044	870,777
	Edison International
590,000	4.13%, 03/15/2028	547,999
3,045,000	5.25%, 11/15/2028	2,881,462
1,118,000	5.25%, 03/15/2032(10)	1,015,683
175,000	5.45%, 06/15/2029	165,451
4,845,000	6.95%, 11/15/2029(10)	4,837,684
3,875,000	Energo-Pro AS 8.50%, 02/04/2027(1)	3,937,971
1,380,000	Evergy, Inc. 2.90%, 09/15/2029	1,255,125
	Eversource Energy
4,735,000	5.13%, 05/15/2033	4,610,310
235,000	5.50%, 01/01/2034	233,622
	Georgia Power Co.
410,000	4.30%, 03/15/2042	347,515
2,425,000	4.55%, 03/15/2030	2,384,237
465,000	4.70%, 05/15/2032	452,250
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.1% - (continued)
	Electric - 2.2% - (continued)
$ 390,000	5.25%, 03/15/2034	$388,153
1,180,000	Investment Energy Resources Ltd. 6.25%, 04/26/2029(1)	1,141,214
700,000	Jersey Central Power & Light Co. 5.10%, 01/15/2035(1)	681,885
524,000	Monongahela Power Co. 5.85%, 02/15/2034(1)	535,470
	NextEra Energy Capital Holdings, Inc.
1,755,000	1.88%, 01/15/2027	1,662,806
2,645,000	2.25%, 06/01/2030	2,298,859
1,645,000	Niagara Mohawk Power Corp. 5.29%, 01/17/2034(1)	1,605,202
1,390,000	NSTAR Electric Co. 5.40%, 06/01/2034	1,398,185
680,000	Ohio Edison Co. 5.50%, 01/15/2033(1)	685,135
	Pacific Gas & Electric Co.
4,175,000	2.50%, 02/01/2031	3,511,026
360,000	4.55%, 07/01/2030	340,756
333,000	5.45%, 06/15/2027	332,779
1,000,000	5.90%, 06/15/2032	1,002,652
2,900,000	6.10%, 01/15/2029	2,941,413
337,000	6.15%, 01/15/2033	340,988
2,355,000	Public Service Co. of Oklahoma 5.20%, 01/15/2035	2,287,569
870,000	Public Service Electric & Gas Co. 5.45%, 03/01/2054	840,553
	Public Service Enterprise Group, Inc.
680,000	5.45%, 04/01/2034	676,701
895,000	6.13%, 10/15/2033	934,226
	Puget Energy, Inc.
4,015,000	2.38%, 06/15/2028	3,684,554
1,925,000	3.65%, 05/15/2025	1,916,561
2,112,000	4.22%, 03/15/2032	1,929,684
	Southern California Edison Co.
785,000	3.65%, 02/01/2050	537,765
1,580,000	4.00%, 04/01/2047	1,156,718
770,000	4.65%, 10/01/2043	633,898
880,000	5.45%, 03/01/2035(10)	852,741
	Southern Co.
880,000	4.85%, 03/15/2035	836,189
830,000	5.20%, 06/15/2033	820,441
370,000	Union Electric Co. 4.00%, 04/01/2048	287,241
	Virginia Electric & Power Co.
660,000	2.45%, 12/15/2050	368,204
2,380,000	5.00%, 04/01/2033	2,328,044
2,675,000	5.00%, 01/15/2034	2,602,463
1,165,000	5.05%, 08/15/2034	1,133,777
830,000	5.35%, 01/15/2054	773,560
425,000	Wisconsin Power & Light Co. 5.38%, 03/30/2034	423,745
1,475,000	Xcel Energy, Inc. 4.60%, 06/01/2032	1,406,650
		93,735,290
	Engineering & Construction - 0.3%
4,500,000	GTP Acquisition Partners I LLC 3.48%, 06/15/2050(1)	4,504,693
2,405,000	IHS Holding Ltd. 6.25%, 11/29/2028(1)	2,273,232
	International Airport Finance SA
3,355,864	12.00%, 03/15/2033(1)	3,600,278
584,031	12.00%, 03/15/2033(9)	626,568
		11,004,771
	Entertainment - 0.6%
	Warnermedia Holdings, Inc.
1,420,000	4.05%, 03/15/2029	1,333,092
7,645,000	4.28%, 03/15/2032	6,750,585
485,000	5.05%, 03/15/2042	390,341
5,655,000	5.14%, 03/15/2052	4,217,969
3,780,000	5.39%, 03/15/2062	2,783,551

222

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.1% - (continued)
	Entertainment - 0.6% - (continued)
	WMG Acquisition Corp.
$ 1,135,000	3.00%, 02/15/2031(1)	$998,277
1,690,000	3.75%, 12/01/2029(1)	1,559,181
6,310,000	3.88%, 07/15/2030(1)	5,766,908
		23,799,904
	Environmental Control - 0.4%
	Clean Harbors, Inc.
7,645,000	4.88%, 07/15/2027(1)	7,550,295
2,245,000	6.38%, 02/01/2031(1)	2,277,330
	Republic Services, Inc.
1,010,000	1.45%, 02/15/2031	825,357
1,285,000	4.88%, 04/01/2029	1,286,799
1,245,000	5.20%, 11/15/2034	1,240,740
845,000	Veralto Corp. 5.50%, 09/18/2026	854,991
	Waste Management, Inc.
2,215,000	3.88%, 01/15/2029(1)	2,141,820
2,830,000	4.95%, 03/15/2035	2,768,167
		18,945,499
	Food - 0.2%
1,970,000	Cencosud SA 5.95%, 05/28/2031(1)	1,982,551
1,667,000	Conagra Brands, Inc. 4.85%, 11/01/2028	1,658,404
5,005,000	Minerva Luxembourg SA 4.38%, 03/18/2031(9)	4,332,370
843,000	NBM U.S. Holdings, Inc. 7.00%, 05/14/2026(1)	844,765
305,000	Tyson Foods, Inc. 5.40%, 03/15/2029	308,835
		9,126,925
	Gas - 0.2%
2,062,000	Brooklyn Union Gas Co. 3.87%, 03/04/2029(1)	1,962,297
385,000	KeySpan Gas East Corp. 5.99%, 03/06/2033(1)	391,052
	NiSource, Inc.
345,000	3.49%, 05/15/2027	335,765
75,000	5.35%, 04/01/2034	74,478
1,410,000	5.40%, 06/30/2033	1,404,284
	Southern California Gas Co.
385,000	5.20%, 06/01/2033	380,668
3,120,000	5.60%, 04/01/2054	2,991,588
		7,540,132
	Hand/Machine Tools - 0.1%
	Regal Rexnord Corp.
1,910,000	6.05%, 04/15/2028	1,947,746
620,000	6.30%, 02/15/2030	639,392
		2,587,138
	Healthcare - Products - 0.4%
	Alcon Finance Corp.
2,130,000	2.75%, 09/23/2026(1)	2,062,689
805,000	5.75%, 12/06/2052(1)	795,173
6,580,000	Avantor Funding, Inc. 4.63%, 07/15/2028(1)	6,361,453
4,133,000	Hologic, Inc. 4.63%, 02/01/2028(1)	4,042,316
	Smith & Nephew PLC
2,060,000	2.03%, 10/14/2030	1,740,878
975,000	5.40%, 03/20/2034	972,157
3,030,000	Solventum Corp. 5.40%, 03/01/2029	3,062,403
		19,037,069
	Healthcare - Services - 0.5%
	Centene Corp.
4,635,000	2.50%, 03/01/2031	3,854,917
75,000	4.25%, 12/15/2027	72,681
8,035,000	4.63%, 12/15/2029	7,648,455
520,000	CommonSpirit Health 3.35%, 10/01/2029	484,787
3,135,000	HCA, Inc. 3.38%, 03/15/2029	2,925,031
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.1% - (continued)
	Healthcare - Services - 0.5% - (continued)
$ 1,115,000	Icon Investments Six DAC 5.81%, 05/08/2027	$1,134,741
	Kaiser Foundation Hospitals
605,000	2.81%, 06/01/2041	429,388
720,000	3.00%, 06/01/2051	466,361
	UnitedHealth Group, Inc.
1,270,000	2.75%, 05/15/2040	897,680
590,000	3.50%, 08/15/2039	469,660
385,000	4.95%, 05/15/2062	330,742
2,020,000	5.38%, 04/15/2054	1,890,583
1,610,000	5.75%, 07/15/2064	1,566,301
400,000	5.88%, 02/15/2053	401,275
865,000	6.05%, 02/15/2063	881,221
		23,453,823
	Home Builders - 0.2%
	Taylor Morrison Communities, Inc.
2,524,000	5.13%, 08/01/2030(1)	2,439,915
4,692,000	5.75%, 01/15/2028(1)	4,701,849
		7,141,764
	Insurance - 0.5%
460,000	Arthur J Gallagher & Co. 4.85%, 12/15/2029	456,712
	Athene Global Funding
3,495,000	2.65%, 10/04/2031(1)	2,944,762
380,000	2.72%, 01/07/2029(1)	346,256
4,310,000	4.72%, 10/08/2029(1)	4,196,086
2,775,000	CNO Global Funding 4.88%, 12/10/2027(1)	2,768,561
	Corebridge Global Funding
2,235,000	4.90%, 12/03/2029(1)	2,222,940
3,035,000	5.20%, 06/24/2029(1)	3,056,242
2,730,000	Equitable Financial Life Global Funding 1.80%, 03/08/2028(1)	2,481,271
2,285,000	Equitable Holdings, Inc. 4.35%, 04/20/2028	2,249,079
1,290,000	Marsh & McLennan Cos., Inc. 4.75%, 03/15/2039	1,189,838
		21,911,747
	Internet - 0.4%
	Gen Digital, Inc.
4,065,000	5.00%, 04/15/2025(1)	4,062,907
3,970,000	6.75%, 09/30/2027(1)	4,035,815
	Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3,385,000	3.50%, 03/01/2029(1)	3,128,718
6,567,000	5.25%, 12/01/2027(1)	6,507,062
		17,734,502
	Investment Company Security - 0.2%
2,940,000	Ares Strategic Income Fund 5.70%, 03/15/2028(1)	2,943,072
3,510,000	Blackstone Private Credit Fund 6.00%, 01/29/2032	3,475,196
1,080,000	Sixth Street Lending Partners 6.13%, 07/15/2030(1)	1,086,198
		7,504,466
	IT Services - 0.3%
3,991,000	Gartner, Inc. 4.50%, 07/01/2028(1)	3,896,532
8,466,000	Insight Enterprises, Inc. 6.63%, 05/15/2032(1)	8,607,797
		12,504,329
	Machinery - Construction & Mining - 0.1%
4,240,000	Caterpillar Financial Services Corp. 4.70%, 11/15/2029	4,235,381

223

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.1% - (continued)
	Machinery-Diversified - 0.1%
$ 385,000	AGCO Corp. 5.45%, 03/21/2027	$389,234
3,075,000	Otis Worldwide Corp. 2.57%, 02/15/2030	2,746,549
		3,135,783
	Media - 0.7%
	Charter Communications Operating LLC/Charter Communications Operating Capital
870,000	2.25%, 01/15/2029	771,417
1,145,000	5.05%, 03/30/2029	1,125,839
1,547,000	6.48%, 10/23/2045	1,471,875
995,000	6.55%, 06/01/2034	1,017,674
1,030,000	6.83%, 10/23/2055	1,012,970
	Comcast Corp.
2,995,000	2.89%, 11/01/2051	1,803,023
1,901,000	2.94%, 11/01/2056	1,102,446
295,000	3.20%, 07/15/2036	238,156
355,000	5.65%, 06/01/2054	341,060
	Cox Communications, Inc.
2,070,000	2.60%, 06/15/2031(1)	1,748,773
3,425,000	5.45%, 09/01/2034(1)	3,293,411
	Discovery Communications LLC
960,000	3.63%, 05/15/2030	858,275
281,000	4.13%, 05/15/2029	263,133
655,000	6.35%, 06/01/2040	607,350
	Paramount Global
2,000	4.38%, 03/15/2043	1,488
310,000	4.95%, 05/19/2050	238,319
2,025,000	5.25%, 04/01/2044	1,631,232
1,610,000	5.85%, 09/01/2043	1,417,344
470,000	6.88%, 04/30/2036	482,633
	Sirius XM Radio LLC
2,440,000	4.00%, 07/15/2028(1)	2,281,657
5,995,000	4.13%, 07/01/2030(1)	5,358,534
1,560,000	Time Warner Cable Enterprises LLC 8.38%, 07/15/2033	1,765,714
	Time Warner Cable LLC
2,482,000	4.50%, 09/15/2042	1,902,573
195,000	5.88%, 11/15/2040	176,557
		30,911,453
	Mining - 0.2%
1,670,000	Corp. Nacional del Cobre de Chile 6.78%, 01/13/2055(1)	1,708,410
	Glencore Funding LLC
3,525,000	5.37%, 04/04/2029(1)	3,563,670
3,265,000	6.38%, 10/06/2030(1)	3,439,403
1,965,000	Rio Tinto Alcan, Inc. 6.13%, 12/15/2033	2,073,649
		10,785,132
	Oil & Gas - 1.6%
	Aker BP ASA
3,590,000	5.80%, 10/01/2054(1)	3,252,123
240,000	6.00%, 06/13/2033(1)	241,702
	BP Capital Markets America, Inc.
701,000	2.94%, 06/04/2051	435,276
1,535,000	4.81%, 02/13/2033	1,487,611
1,965,000	4.89%, 09/11/2033	1,906,323
3,110,000	4.99%, 04/10/2034	3,028,463
1,150,000	5.23%, 11/17/2034	1,134,940
	ConocoPhillips Co.
1,163,000	3.80%, 03/15/2052	845,700
235,000	4.03%, 03/15/2062	169,371
1,425,000	4.70%, 01/15/2030	1,413,114
675,000	5.30%, 05/15/2053	620,735
300,000	5.55%, 03/15/2054	286,162
1,430,000	5.65%, 01/15/2065	1,349,778
2,275,000	5.70%, 09/15/2063	2,182,672
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.1% - (continued)
	Oil & Gas - 1.6% - (continued)
$ 1,260,000	Coterra Energy, Inc. 5.40%, 02/15/2035	$1,224,873
	Diamondback Energy, Inc.
540,000	5.75%, 04/18/2054	507,019
1,321,000	5.90%, 04/18/2064	1,240,295
635,000	6.25%, 03/15/2053	634,913
	Ecopetrol SA
3,709,000	4.63%, 11/02/2031	3,098,834
4,365,000	7.75%, 02/01/2032	4,289,104
6,880,000	8.38%, 01/19/2036	6,667,904
	Energean Israel Finance Ltd.
1,180,000	5.88%, 03/30/2031(9)	1,084,538
1,905,000	8.50%, 09/30/2033(9)	1,964,531
	Eni SpA
3,650,000	5.50%, 05/15/2034(1)	3,619,814
825,000	5.95%, 05/15/2054(1)	796,960
1,405,000	EOG Resources, Inc. 5.65%, 12/01/2054	1,364,565
890,000	Equinor ASA 3.63%, 04/06/2040	723,547
	Hess Corp.
3,989,000	7.13%, 03/15/2033	4,425,913
1,105,000	7.30%, 08/15/2031	1,231,004
3,025,000	Leviathan Bond Ltd. 6.50%, 06/30/2027(9)	2,986,510
890,000	Patterson-UTI Energy, Inc. 7.15%, 10/01/2033	931,582
2,145,000	Saudi Arabian Oil Co. 5.88%, 07/17/2064(1)	1,995,000
1,035,000	Shell Finance U.S., Inc. 3.25%, 04/06/2050	696,828
	Shell International Finance BV
1,045,000	2.88%, 11/26/2041	736,654
1,405,000	3.00%, 11/26/2051	889,289
	TotalEnergies Capital SA
560,000	5.28%, 09/10/2054	518,737
3,370,000	5.43%, 09/10/2064	3,103,817
2,635,000	5.64%, 04/05/2064	2,506,418
3,306,000	Viper Energy, Inc. 5.38%, 11/01/2027(1)	3,284,416
		68,877,035
	Packaging & Containers - 0.2%
10,760,000	Ball Corp. 6.00%, 06/15/2029	10,869,281
	Pharmaceuticals - 0.5%
1,010,000	AbbVie, Inc. 4.95%, 03/15/2031	1,013,176
1,570,000	Bristol-Myers Squibb Co. 5.55%, 02/22/2054	1,524,071
4,180,000	Cardinal Health, Inc. 5.00%, 11/15/2029	4,173,633
3,415,000	Cencora, Inc. 4.85%, 12/15/2029	3,395,330
	CVS Health Corp.
1,485,000	1.75%, 08/21/2030	1,229,784
559,000	1.88%, 02/28/2031	455,919
1,296,000	2.13%, 09/15/2031	1,053,146
2,335,000	3.25%, 08/15/2029	2,146,258
1,330,000	3.75%, 04/01/2030	1,234,896
470,000	4.13%, 04/01/2040	374,298
1,445,000	4.78%, 03/25/2038	1,269,217
407,000	5.05%, 03/25/2048	340,186
	Eli Lilly & Co.
755,000	4.20%, 08/14/2029	742,787
515,000	4.60%, 08/14/2034	495,774
95,000	5.05%, 08/14/2054	87,914
		19,536,389
	Pipelines - 0.9%
	Columbia Pipelines Holding Co. LLC
723,000	5.10%, 10/01/2031(1)	709,950
505,000	5.68%, 01/15/2034(1)	499,298
2,375,000	6.04%, 08/15/2028(1)	2,440,566
	Columbia Pipelines Operating Co. LLC
670,000	5.93%, 08/15/2030(1)	691,327
915,000	6.04%, 11/15/2033(1)	939,300

224

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.1% - (continued)
	Pipelines - 0.9% - (continued)
$ 3,270,000	EIG Pearl Holdings SARL 3.55%, 08/31/2036(1)	$2,840,011
	Enbridge, Inc.
1,975,000	3.13%, 11/15/2029	1,814,195
1,900,000	5.63%, 04/05/2034	1,905,476
135,000	5.70%, 03/08/2033	136,773
	Energy Transfer LP
585,000	5.25%, 07/01/2029	587,891
1,807,000	6.40%, 12/01/2030	1,907,429
895,000	Enterprise Products Operating LLC 3.30%, 02/15/2053	588,297
145,000	EQM Midstream Partners LP 6.50%, 07/01/2027(1)	147,982
	Galaxy Pipeline Assets Bidco Ltd.
3,066,188	2.16%, 03/31/2034(1)	2,662,728
1,260,000	2.63%, 03/31/2036(1)	1,040,081
318,508	2.94%, 09/30/2040(1)	254,788
	Greensaif Pipelines Bidco SARL
1,225,000	5.85%, 02/23/2036(1)	1,218,424
1,550,000	6.13%, 02/23/2038(1)	1,567,251
2,550,000	6.51%, 02/23/2042(1)	2,591,225
	Hess Midstream Operations LP
1,070,000	4.25%, 02/15/2030(1)	1,000,868
2,680,000	6.50%, 06/01/2029(1)	2,734,195
	ONEOK, Inc.
1,005,000	4.40%, 10/15/2029	976,727
290,000	5.05%, 11/01/2034	277,072
1,860,000	5.85%, 11/01/2064	1,735,890
1,200,000	6.10%, 11/15/2032	1,242,337
135,000	7.15%, 01/15/2051	146,009
615,000	Targa Resources Corp. 6.13%, 03/15/2033	635,467
920,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 01/15/2032	838,089
	Whistler Pipeline LLC
480,000	5.40%, 09/30/2029(1)	479,469
1,380,000	5.70%, 09/30/2031(1)	1,382,253
1,125,000	5.95%, 09/30/2034(1)	1,130,549
		37,121,917
	Real Estate Investment Trusts - 0.2%
	American Tower Corp.
1,575,000	2.70%, 04/15/2031	1,368,327
395,000	5.00%, 01/31/2030	393,154
2,955,000	Crown Castle, Inc. 4.80%, 09/01/2028	2,936,201
1,095,000	GLP Capital LP/GLP Financing II, Inc. 5.30%, 01/15/2029	1,089,144
2,425,000	Iron Mountain, Inc. 6.25%, 01/15/2033(1)	2,429,268
		8,216,094
	Retail - 0.3%
	AutoZone, Inc.
865,000	4.75%, 02/01/2033	831,837
835,000	5.40%, 07/15/2034	832,945
860,000	6.55%, 11/01/2033	926,523
755,000	Costco Wholesale Corp. 1.60%, 04/20/2030	649,065
	FirstCash, Inc.
4,533,000	4.63%, 09/01/2028(1)	4,334,386
3,955,000	5.63%, 01/01/2030(1)	3,871,061
415,000	O'Reilly Automotive, Inc. 4.70%, 06/15/2032	400,660
		11,846,477
	Semiconductors - 0.6%
	Broadcom, Inc.
3,210,000	4.15%, 02/15/2028	3,153,948
1,750,000	5.05%, 07/12/2029	1,756,985
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.1% - (continued)
	Semiconductors - 0.6% - (continued)
$ 6,090,000	Foundry JV Holdco LLC 6.15%, 01/25/2032(1)	$6,219,279
	Intel Corp.
450,000	3.10%, 02/15/2060	241,411
1,036,000	3.25%, 11/15/2049	625,836
3,085,000	3.73%, 12/08/2047	2,065,055
505,000	4.75%, 03/25/2050	394,049
1,575,000	5.70%, 02/10/2053	1,402,373
885,000	5.90%, 02/10/2063	798,235
1,500,000	Marvell Technology, Inc. 2.45%, 04/15/2028	1,391,167
	Microchip Technology, Inc.
2,630,000	4.90%, 03/15/2028	2,626,156
1,730,000	5.05%, 02/15/2030	1,719,191
40,000	NXP BV/NXP Funding LLC/NXP USA, Inc. 3.15%, 05/01/2027	38,626
2,880,000	Qorvo, Inc. 3.38%, 04/01/2031(1)	2,493,608
		24,925,919
	Software - 0.8%
7,269,000	Fair Isaac Corp. 4.00%, 06/15/2028(1)	6,923,941
2,876,000	MSCI, Inc. 3.63%, 11/01/2031(1)	2,579,545
	Open Text Corp.
440,000	3.88%, 02/15/2028(1)	417,827
8,750,000	3.88%, 12/01/2029(1)	8,023,257
3,780,000	6.90%, 12/01/2027(1)	3,909,011
310,000	Open Text Holdings, Inc. 4.13%, 12/01/2031(1)	277,848
	Oracle Corp.
820,000	2.30%, 03/25/2028	760,797
880,000	2.88%, 03/25/2031	775,122
690,000	2.95%, 04/01/2030	625,228
3,365,000	3.85%, 04/01/2060	2,297,533
40,000	4.00%, 07/15/2046	30,693
397,000	4.10%, 03/25/2061	283,075
610,000	5.25%, 02/03/2032	608,603
745,000	5.50%, 09/27/2064	673,934
7,900,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(1)	7,879,411
		36,065,825
	Telecommunications - 0.3%
	AT&T, Inc.
951,000	3.55%, 09/15/2055	638,298
1,272,000	3.65%, 09/15/2059	848,400
1,194,000	3.80%, 12/01/2057	827,917
	Cisco Systems, Inc.
1,575,000	4.95%, 02/26/2031	1,583,617
1,165,000	5.35%, 02/26/2064	1,115,427
3,285,000	Network i2i Ltd. 5.65%, 04/15/2025, (5.65% fixed rate until 04/15/2025; 5 yr. USD CMT + 4.27% thereafter)(8)(9)(11)	3,278,430
	T-Mobile USA, Inc.
950,000	2.55%, 02/15/2031	821,940
1,940,000	3.88%, 04/15/2030	1,833,809
915,000	4.70%, 01/15/2035	865,878
630,000	5.05%, 07/15/2033	617,052
755,000	5.75%, 01/15/2034	775,550
		13,206,318
	Trucking & Leasing - 0.0%
1,760,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 4.00%, 07/15/2025(1)	1,753,738
	Total Corporate Bonds (cost $926,391,035)	$908,275,853

225

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 2.6%
	Bermuda - 0.1%
	Bermuda Government International Bonds
$ 980,000	2.38%, 08/20/2030(1)	$837,998
3,010,000	5.00%, 07/15/2032(1)	2,904,650
		3,742,648
	Brazil - 0.2%
BRL 68,742,000	Brazil Notas do Tesouro Nacional 10.00%, 01/01/2031	9,690,485
	Bulgaria - 0.1%
	Bulgaria Government International Bonds
EUR 1,810,000	1.38%, 09/23/2050(9)	1,131,311
2,585,000	4.88%, 05/13/2036(9)	2,953,280
		4,084,591
	Chile - 0.0%
2,245,000	Chile Government International Bonds 1.25%, 01/22/2051	1,295,924
	Colombia - 0.2%
	Colombia Government International Bonds
$ 5,185,000	5.00%, 06/15/2045	3,509,971
1,675,000	5.20%, 05/15/2049	1,131,024
2,820,000	7.75%, 11/07/2036	2,756,099
2,135,000	8.38%, 11/07/2054	2,078,216
		9,475,310
	Costa Rica - 0.0%
1,995,000	Costa Rica Government International Bonds 6.55%, 04/03/2034(1)	2,043,877
	Hungary - 0.2%
	Hungary Government International Bonds
EUR 7,085,000	1.63%, 04/28/2032(9)	6,325,321
$ 2,525,000	6.13%, 05/22/2028(1)	2,576,303
		8,901,624
	Indonesia - 0.2%
	Indonesia Government International Bonds
EUR 5,720,000	1.10%, 03/12/2033	4,828,451
$ 2,385,000	5.60%, 01/15/2035	2,410,066
		7,238,517
	Ivory Coast - 0.1%
EUR 2,850,000	Ivory Coast Government International Bonds 4.88%, 01/30/2032(9)	2,631,366
	Mexico - 0.5%
	Mexico Government International Bonds
$ 1,175,000	3.25%, 04/16/2030	1,036,969
940,000	3.50%, 02/12/2034	750,994
7,830,000	6.00%, 05/07/2036	7,398,748
3,070,000	6.34%, 05/04/2053	2,737,938
1,075,000	6.35%, 02/09/2035	1,055,079
1,365,000	6.40%, 05/07/2054	1,225,842
2,565,000	6.88%, 05/13/2037	2,578,689
4,320,000	7.38%, 05/13/2055	4,353,220
		21,137,479
	North Macedonia - 0.1%
EUR 3,615,000	North Macedonia Government International Bonds 3.68%, 06/03/2026(1)	3,729,824
	Panama - 0.1%
	Panama Government International Bonds
$ 1,769,000	4.50%, 04/16/2050	1,117,887
220,000	6.70%, 01/26/2036	207,334
301,000	6.85%, 03/28/2054	260,630
655,000	6.88%, 01/31/2036	621,035
		2,206,886
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 2.6% - (continued)
	Peru - 0.1%
	Peru Government International Bonds
$ 945,000	3.00%, 01/15/2034	$765,502
3,495,000	5.38%, 02/08/2035	3,376,406
1,880,000	5.88%, 08/08/2054	1,797,504
		5,939,412
	Philippines - 0.2%
	Philippines Government International Bonds
EUR 4,820,000	1.20%, 04/28/2033	4,134,233
1,120,000	1.75%, 04/28/2041	830,198
$ 1,450,000	5.50%, 02/04/2035	1,457,598
		6,422,029
	Poland - 0.0%
1,180,000	Bank Gospodarstwa Krajowego 5.38%, 05/22/2033(1)	1,157,851
	Romania - 0.3%
	Romania Government International Bonds
EUR 5,115,000	2.63%, 12/02/2040(1)	3,362,615
1,310,000	2.63%, 12/02/2040(9)	861,197
11,590,000	2.75%, 04/14/2041(9)	7,647,793
1,365,000	2.88%, 04/13/2042(9)	898,938
$ 1,756,000	5.88%, 01/30/2029(1)	1,724,028
		14,494,571
	Saudi Arabia - 0.1%
	Saudi Government International Bonds
2,985,000	5.63%, 01/13/2035(1)	3,015,304
2,625,000	5.75%, 01/16/2054(1)	2,487,156
		5,502,460
	Uruguay - 0.1%
2,215,000	Uruguay Government International Bonds 4.38%, 01/23/2031	2,156,657
	Total Foreign Government Obligations (cost $130,761,613)	$111,851,511
MUNICIPAL BONDS - 0.7%
	Build America Bonds - 0.0%
210,000	State of Illinois, IL, GO, (AGM) 6.88%, 07/01/2025	$211,805
	Development - 0.1%
4,630,000	New York Transportation Dev Corp., NY, Rev 4.25%, 09/01/2035	4,443,313
	General - 0.4%
5,895,000	County of Riverside, CA, Rev 3.07%, 02/15/2028	5,628,705
5,345,000	Philadelphia Auth for Industrial Dev, PA, Rev, (NPFG) 6.55%, 10/15/2028	5,644,736
5,580,000	State Board of Administration Finance Corp., FL, Rev 1.26%, 07/01/2025(10)	5,505,474
		16,778,915
	School District - 0.1%
	Chicago Board of Education, IL, GO
1,145,000	6.14%, 12/01/2039	1,072,622
2,965,000	6.32%, 11/01/2029	2,939,568
		4,012,190
	Transportation - 0.1%
	Metropolitan Transportation Auth, NY, Rev
2,540,000	5.00%, 11/15/2050	2,598,508
460,000	5.18%, 11/15/2049	403,121
		3,001,629

226

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 0.7% - (continued)
	Utilities - 0.0%
$ 2,901,215	Texas Natural Gas Securitization Finance Corp., TX, Rev 5.10%, 04/01/2035	$2,917,889
	Utility - Electric - 0.0%
1,269,000	Municipal Electric Auth of Georgia, GA, Rev 6.64%, 04/01/2057	1,355,887
	Total Municipal Bonds (cost $33,861,107)	$32,721,628
SENIOR FLOATING RATE INTERESTS - 0.0%(12)
	Oil & Gas Services - 0.0%
343,581	PES Holdings LLC 6.56%, 12/31/2025, U.S. (Fed) Prime Rate + 3.00%(13)(14)	$1,718
	Total Senior Floating Rate Interests (cost $343,581)	$1,718
U.S. GOVERNMENT AGENCIES - 37.5%
	Mortgage-Backed Agencies - 37.5%
	Federal Home Loan Mortgage Corp. - 11.2%
27,169	0.00%, 11/15/2036(15)(16)	$22,199
28,599,899	0.15%, 10/25/2034(3)(4)	480,822
6,620,275	0.27%, 01/25/2027(3)(4)	33,466
19,053,305	0.28%, 05/25/2034(3)(4)	480,921
10,214,190	0.37%, 12/25/2033(3)(4)	300,728
10,048,593	0.48%, 01/25/2034(3)(4)	302,343
20,047,280	0.59%, 03/25/2027(3)(4)	213,391
5,053,810	0.61%, 10/25/2026(3)(4)	45,896
23,973,414	0.72%, 12/25/2030(3)(4)	823,544
11,456,553	0.73%, 06/25/2027(3)(4)	161,458
5,674,719	0.87%, 11/25/2030(3)(4)	229,948
2,888,491	1.00%, 02/25/2051	2,439,122
10,250,835	1.02%, 10/25/2030(3)(4)	467,482
11,405,602	1.11%, 01/25/2030(3)(4)	509,070
16,941,550	1.11%, 06/25/2030(3)(4)	826,529
12,292,017	1.43%, 05/25/2030(3)(4)	754,552
931,452	1.50%, 10/01/2051	688,791
2,438,126	1.50%, 11/01/2051	1,802,022
7,683,156	1.57%, 05/25/2030(3)(4)	512,121
563,998	1.75%, 10/15/2042	478,940
2,251,014	2.00%, 05/01/2036	2,014,002
910,658	2.00%, 06/01/2036	814,754
439,384	2.00%, 12/01/2040	367,290
2,694,468	2.00%, 05/01/2041	2,250,497
3,018,676	2.00%, 12/01/2041	2,512,451
10,890,677	2.00%, 02/15/2042(3)	1,041,283
802,853	2.00%, 07/25/2050	685,956
2,577,464	2.00%, 10/01/2050	2,025,591
2,226,555	2.00%, 02/01/2051	1,762,047
11,871,183	2.00%, 03/01/2051	9,305,564
6,395,098	2.00%, 04/01/2051	5,012,788
2,455,885	2.00%, 05/01/2051	1,944,806
1,022,825	2.00%, 08/01/2051	802,943
1,028,354	2.00%, 11/01/2051	810,886
4,038,809	2.00%, 04/01/2052	3,192,952
5,980,884	2.00%, 06/15/2052(3)	766,069
167,071	2.50%, 03/15/2028(3)	4,234
128,724	2.50%, 05/15/2028(3)	3,559
9,043,996	2.50%, 02/15/2042(3)	1,100,756
1,338,611	2.50%, 05/01/2050	1,110,798
1,621,364	2.50%, 06/01/2050	1,342,401
4,605,969	2.50%, 06/25/2050(3)	656,335
9,833,962	2.50%, 07/01/2050	8,139,083
2,740,307	2.50%, 09/01/2050	2,271,641
506,157	2.50%, 10/01/2050	422,362
3,002,109	2.50%, 11/01/2050	2,477,155
4,961,498	2.50%, 01/25/2051(3)	781,306
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 37.5% - (continued)
	Mortgage-Backed Agencies - 37.5% - (continued)
	Federal Home Loan Mortgage Corp. - 11.2% - (continued)
$ 914,669	2.50%, 02/01/2051	$759,373
2,319,791	2.50%, 03/01/2051	1,901,790
1,092,062	2.50%, 05/01/2051	900,292
1,394,957	2.50%, 07/01/2051	1,151,539
910,907	2.50%, 08/01/2051	749,855
1,665,901	2.50%, 10/01/2051	1,371,544
9,649,883	2.50%, 03/15/2052(3)	1,482,413
2,797,459	2.50%, 03/25/2052	2,430,598
5,732,333	2.50%, 04/01/2052	4,718,427
6,401,975	2.50%, 08/25/2052(3)	986,315
1,224,100	2.75%, 12/15/2041	1,137,962
191,930	3.00%, 03/15/2028(3)	5,910
200,900	3.00%, 08/01/2029	195,384
52,465	3.00%, 05/15/2032(3)	425
2,492,564	3.00%, 10/01/2032	2,377,121
216,187	3.00%, 03/15/2033(3)	16,128
1,025,701	3.00%, 04/01/2033	978,497
1,266,543	3.00%, 11/01/2036	1,176,164
1,249,106	3.00%, 01/01/2037	1,159,562
302,000	3.00%, 04/15/2042	267,575
3,105,408	3.00%, 11/01/2046	2,705,553
6,516,445	3.00%, 12/01/2046	5,669,414
5,632,048	3.00%, 12/25/2049(3)	958,836
1,066,705	3.00%, 07/01/2050	919,166
456,416	3.00%, 08/01/2051	392,067
3,210,965	3.00%, 10/01/2051	2,763,372
1,209,845	3.00%, 01/01/2052	1,046,482
1,561,653	3.00%, 05/01/2052	1,342,026
995,000	3.12%, 10/25/2031(4)	896,465
315,259	3.25%, 11/15/2041	287,797
34,363	3.50%, 09/15/2026(3)	663
20,252	3.50%, 03/15/2027(3)	175
3,227,116	3.50%, 01/15/2033(3)	282,792
551,901	3.50%, 08/01/2034	529,514
308,428	3.50%, 03/15/2041(3)	8,267
1,475,747	3.50%, 01/15/2043(3)	237,004
2,011,569	3.50%, 05/15/2043	1,813,938
3,885,455	3.50%, 08/15/2045	3,591,258
708,096	3.50%, 10/15/2045	638,848
179,455	3.50%, 06/01/2046	162,445
1,591,408	3.50%, 12/15/2046	1,436,481
1,069,600	3.50%, 10/01/2047	961,643
541,583	3.50%, 12/01/2047	486,267
1,564,135	3.50%, 01/01/2048	1,406,235
1,044,760	3.50%, 03/01/2048	945,563
83,008	3.50%, 04/01/2048	74,824
376,314	3.50%, 05/01/2048	337,929
817,189	3.50%, 12/01/2048	733,653
39,882	4.00%, 08/01/2025	39,756
10,555	4.00%, 08/15/2026(3)	99
26,839	4.00%, 07/15/2027(3)	608
97,904	4.00%, 03/15/2028(3)	1,381
37,606	4.00%, 06/15/2028(3)	736
258,929	4.00%, 07/15/2030(3)	14,941
1,311,096	4.00%, 05/25/2040(3)	188,203
1,838,304	4.00%, 09/15/2041	1,747,520
602,059	4.00%, 05/01/2042	568,040
173,515	4.00%, 08/01/2042	163,173
216,028	4.00%, 09/01/2042	203,219
69,122	4.00%, 07/01/2044	64,768
3,679,978	4.00%, 03/25/2045(3)	626,917
234,444	4.00%, 02/01/2046	218,482
214,028	4.00%, 04/01/2047	200,330
655,860	4.00%, 11/01/2047	610,723
104,413	4.00%, 09/01/2048	96,955
3,711,365	4.00%, 04/01/2049	3,430,994

227

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 37.5% - (continued)
	Mortgage-Backed Agencies - 37.5% - (continued)
	Federal Home Loan Mortgage Corp. - 11.2% - (continued)
$ 788,114	4.00%, 05/01/2049	$732,453
2,819,343	4.00%, 07/01/2049	2,624,771
145,806	4.50%, 02/01/2039	141,805
1,093,810	4.50%, 05/01/2042	1,062,446
292,497	4.50%, 07/01/2042	284,108
178,590	4.50%, 09/01/2044	171,206
2,924,894	4.50%, 03/01/2053	2,758,766
557,277	4.75%, 07/15/2039	552,138
328,598	5.00%, 09/15/2033(3)	46,108
62,262	5.00%, 04/01/2038	61,999
162,981	5.00%, 08/01/2039	162,294
57,618	5.00%, 09/01/2039	56,776
154,113	5.00%, 01/01/2040	152,588
54,034	5.00%, 08/01/2040	53,643
2,410	5.00%, 02/01/2041	2,400
72,536	5.00%, 07/01/2041	72,231
105,454	5.00%, 04/01/2044	105,010
2,981,645	5.00%, 03/15/2045(3)	629,783
49,735	5.00%, 03/01/2047	48,899
19,146	5.00%, 11/01/2047	18,892
498,634	5.00%, 02/15/2048(3)	102,344
2,489,408	5.00%, 08/01/2052	2,409,273
18,670,187	5.00%, 09/01/2052	18,087,368
961,561	5.00%, 10/01/2052	930,771
975,676	5.00%, 11/01/2052	943,767
1,028,480	5.00%, 01/01/2053	993,589
1,599,962	5.00%, 04/01/2053	1,552,539
26,003,181	5.00%, 11/01/2054	25,119,636
13,858	5.50%, 08/15/2033	14,145
274,682	5.50%, 04/15/2036(3)	50,793
2,660	5.50%, 11/01/2037	2,685
5,365,731	5.50%, 12/01/2037	5,419,335
13,551	5.50%, 04/01/2038	13,647
12,978	5.50%, 06/01/2038	13,065
676,192	5.50%, 08/01/2038	682,810
35,808	5.50%, 05/01/2040	36,063
142,812	5.50%, 08/01/2040	143,800
162,480	5.50%, 06/01/2041	163,571
1,057,486	5.50%, 10/15/2046(3)	206,905
503,962	5.50%, 12/15/2046(3)	70,756
3,582,487	5.50%, 02/01/2053	3,555,321
1,031,578	5.50%, 08/01/2053	1,020,197
33,731	5.50%, 09/01/2053	33,376
917,037	5.50%, 10/01/2053	907,146
47,656	5.50%, 11/01/2053	47,142
15,291,640	5.50%, 12/01/2053	15,114,895
1,190,267	5.50%, 02/01/2054	1,175,916
263,044	5.50%, 03/01/2054	259,873
24,839,121	5.50%, 04/01/2054	24,539,637
26,113,145	5.50%, 05/01/2054	25,798,299
26,028,207	5.50%, 07/01/2054	25,714,385
17,133,451	5.50%, 08/01/2054	16,926,873
20,084,102	5.50%, 09/01/2054	19,841,948
38,456,387	5.50%, 12/01/2054	37,992,719
1,869	6.00%, 11/01/2032	1,899
37,276	6.00%, 11/01/2033	38,333
27,819	6.00%, 02/01/2034	28,454
44,430	6.00%, 07/01/2034	45,809
12,108	6.00%, 08/01/2034	12,499
19,006	6.00%, 09/01/2034	19,565
11,359	6.00%, 01/01/2035	11,596
10,824	6.00%, 03/01/2035	11,067
16,623	6.00%, 05/01/2038	16,935
82,018	6.00%, 06/01/2038	84,770
180,780	6.00%, 05/15/2039	187,981
2,215,105	6.00%, 11/01/2052	2,238,834
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 37.5% - (continued)
	Mortgage-Backed Agencies - 37.5% - (continued)
	Federal Home Loan Mortgage Corp. - 11.2% - (continued)
$ 2,033,198	6.00%, 12/01/2052	$2,061,366
976,589	6.00%, 03/01/2053	994,885
25,804,874	6.00%, 06/01/2054	26,076,283
8,215,124	6.00%, 08/01/2054	8,332,965
892,424	6.20%, 11/25/2043, 30 day USD SOFR Average + 1.85%(1)(2)	904,122
137,264	6.50%, 07/15/2036	141,812
2,422,000	7.25%, 04/25/2042, 30 day USD SOFR Average + 2.90%(1)(2)	2,510,431
10,155,000	7.70%, 09/25/2041, 30 day USD SOFR Average + 3.35%(1)(2)	10,481,400
3,377,000	7.70%, 05/25/2042, 30 day USD SOFR Average + 3.35%(1)(2)	3,534,233
6,760,000	7.70%, 06/25/2043, 30 day USD SOFR Average + 3.35%(1)(2)	7,104,341
11,830,000	7.75%, 10/25/2041, 30 day USD SOFR Average + 3.40%(1)(2)	12,230,511
785,000	7.85%, 03/25/2042, 30 day USD SOFR Average + 3.50%(1)(2)	819,838
6,410,000	7.85%, 05/25/2043, 30 day USD SOFR Average + 3.50%(1)(2)	6,880,391
1,040,000	7.90%, 08/25/2042, 30 day USD SOFR Average + 3.55%(1)(2)	1,095,734
6,474,000	8.00%, 11/25/2041, 30 day USD SOFR Average + 3.65%(1)(2)	6,738,386
2,890,000	8.05%, 09/25/2042, 30 day USD SOFR Average + 3.70%(1)(2)	3,066,785
2,810,000	8.10%, 02/25/2042, 30 day USD SOFR Average + 3.75%(1)(2)	2,943,686
2,585,000	8.35%, 07/25/2042, 30 day USD SOFR Average + 4.00%(1)(2)	2,748,001
4,090,000	8.85%, 06/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	4,392,532
4,865,000	9.60%, 03/25/2042, 30 day USD SOFR Average + 5.25%(1)(2)	5,246,656
2,250,000	9.60%, 05/25/2042, 30 day USD SOFR Average + 5.25%(1)(2)	2,438,693
2,385,000	11.10%, 06/25/2042, 30 day USD SOFR Average + 6.75%(1)(2)	2,675,684
		483,504,632
	Federal National Mortgage Association - 12.1%
27,432	0.00%, 03/25/2036(15)(16)	23,803
466,959	0.00%, 06/25/2041(15)(16)	340,243
100,000	0.00%, 09/25/2041(15)(16)	76,037
7,810,344	0.29%, 01/25/2030(3)(4)	69,481
9,500,699	1.45%, 05/25/2029(3)(4)	356,147
1,808,191	1.50%, 09/01/2051	1,339,402
2,731,530	1.50%, 10/01/2051	2,022,340
1,816,401	1.50%, 11/01/2051	1,342,776
2,477,872	1.50%, 04/01/2052	1,831,775
578,220	1.68%, 08/25/2044(3)(4)	37,355
696,899	1.74%, 04/25/2055(3)(4)	31,395
861,994	1.75%, 12/25/2042	758,245
597,600	1.83%, 05/25/2046(3)(4)	29,899
511,301	1.93%, 06/25/2055(3)(4)	25,420
1,160,573	2.00%, 05/01/2036	1,038,369
3,474,194	2.00%, 06/01/2036	3,109,758
2,607,996	2.00%, 08/01/2036	2,334,102
1,668,042	2.00%, 09/01/2036	1,495,596
1,107,785	2.00%, 12/01/2036	993,240
573,980	2.00%, 09/25/2039	494,948
1,857,976	2.00%, 09/01/2040	1,553,726
5,866,321	2.00%, 12/01/2040	4,909,844
1,708,982	2.00%, 04/01/2041	1,427,803
559,323	2.00%, 05/01/2041	467,303

228

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 37.5% - (continued)
	Mortgage-Backed Agencies - 37.5% - (continued)
	Federal National Mortgage Association - 12.1% - (continued)
$ 3,693,927	2.00%, 10/01/2041	$3,078,598
1,441,606	2.00%, 02/01/2042	1,204,645
9,167,641	2.00%, 02/25/2042(3)	936,631
2,739,097	2.00%, 09/01/2050	2,161,944
12,158,870	2.00%, 10/25/2050(3)	1,547,996
6,078,069	2.00%, 12/01/2050	4,785,058
1,291,802	2.00%, 01/01/2051	1,021,841
14,707,613	2.00%, 02/01/2051	11,547,469
23,352,276	2.00%, 03/01/2051	18,315,436
14,898,770	2.00%, 04/01/2051	11,646,659
7,451,644	2.00%, 05/01/2051	5,838,463
784,901	2.00%, 07/01/2051	615,731
2,105,136	2.00%, 08/01/2051	1,681,808
81,755	2.00%, 12/01/2051	64,526
5,905,745	2.00%, 03/25/2052(3)	773,046
1,350,388	2.25%, 04/01/2033	1,125,251
82,343	2.50%, 06/25/2028(3)	2,221
3,746,109	2.50%, 06/01/2040	3,304,395
139,685	2.50%, 01/01/2043	118,702
877,902	2.50%, 02/01/2043	745,384
800,726	2.50%, 03/01/2043	681,174
420,000	2.50%, 03/25/2043	324,972
381,919	2.50%, 04/01/2043	324,238
191,024	2.50%, 06/01/2043	161,992
259,283	2.50%, 08/01/2043	219,206
1,514,299	2.50%, 04/01/2050	1,249,526
1,655,642	2.50%, 06/01/2050	1,367,028
2,077,686	2.50%, 07/01/2050	1,721,336
2,711,697	2.50%, 09/01/2050	2,233,543
4,227,187	2.50%, 10/01/2050	3,507,311
2,244,553	2.50%, 11/01/2050	1,847,399
1,124,548	2.50%, 12/01/2050	927,905
1,643,309	2.50%, 01/01/2051	1,362,338
1,010,369	2.50%, 02/01/2051	833,184
9,893,840	2.50%, 02/25/2051(3)	1,578,219
917,164	2.50%, 03/01/2051	756,303
31,325,264	2.50%, 05/01/2051	25,921,425
3,826,636	2.50%, 06/01/2051	3,145,845
2,242,055	2.50%, 07/01/2051	1,848,780
1,414,978	2.50%, 09/01/2051	1,166,406
11,788,612	2.50%, 10/01/2051	9,705,663
19,789,871	2.50%, 11/01/2051	16,396,959
2,147,958	2.50%, 12/01/2051	1,777,130
2,335,306	2.50%, 01/01/2052	1,930,819
3,699,655	2.50%, 03/01/2052	3,042,166
2,170,467	2.50%, 04/01/2052	1,786,797
4,978,337	2.50%, 06/25/2052(3)	791,695
5,176,254	2.50%, 09/25/2052(3)	843,407
3,192,626	2.50%, 01/01/2057	2,603,957
35,604	2.55%, 07/25/2044	34,497
71,693	3.00%, 09/25/2027(3)	1,627
50,898	3.00%, 12/25/2027(3)	1,417
281,191	3.00%, 01/25/2028(3)	5,929
165,656	3.00%, 01/01/2030	160,508
1,446,042	3.00%, 04/25/2033(3)	88,367
540,297	3.00%, 08/01/2033	515,401
243,717	3.00%, 06/01/2035	226,249
225,917	3.00%, 07/01/2035	209,731
1,460,320	3.00%, 03/01/2037	1,359,820
47,214	3.00%, 10/01/2037	43,197
2,609,282	3.00%, 06/01/2043	2,324,073
2,895,512	3.00%, 01/25/2045	2,549,929
1,443,090	3.00%, 09/01/2048	1,253,450
950,149	3.00%, 08/25/2049	840,305
261,063	3.00%, 12/01/2049	225,576
1,137,775	3.00%, 02/01/2050	985,150
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 37.5% - (continued)
	Mortgage-Backed Agencies - 37.5% - (continued)
	Federal National Mortgage Association - 12.1% - (continued)
$ 4,193,620	3.00%, 08/01/2050	$3,601,799
1,763,001	3.00%, 10/01/2050	1,509,866
2,434,508	3.00%, 12/01/2050	2,084,957
778,606	3.00%, 04/01/2051	666,721
1,977,428	3.00%, 05/01/2051	1,715,960
436,287	3.00%, 06/01/2051	375,156
552,066	3.00%, 07/01/2051	474,775
3,539,019	3.00%, 08/01/2051	3,041,219
3,716,398	3.00%, 09/01/2051	3,209,754
6,275,784	3.00%, 10/01/2051	5,393,600
6,796,844	3.00%, 11/01/2051	5,834,145
3,059,212	3.00%, 12/01/2051	2,626,182
1,451,703	3.00%, 01/01/2052	1,243,138
4,887,355	3.00%, 01/25/2052(3)	711,356
1,672,139	3.00%, 04/01/2052	1,434,759
2,174,431	3.00%, 05/01/2052	1,868,324
600,000	3.00%, 09/25/2057	445,169
305,647	3.38%, 12/01/2029	289,283
167,968	3.50%, 05/25/2027(3)	3,649
139,921	3.50%, 10/25/2027(3)	3,934
194,499	3.50%, 05/25/2030(3)	11,278
67,568	3.50%, 08/25/2030(3)	3,159
46,839	3.50%, 02/25/2031(3)	690
1,857,193	3.50%, 08/25/2033(3)	162,423
256,305	3.50%, 09/25/2035(3)	23,636
1,720,325	3.50%, 11/25/2039(3)	150,448
3,251,321	3.50%, 08/01/2043	2,970,361
88,726	3.50%, 09/01/2043	80,486
565,343	3.50%, 10/01/2044	512,473
507,148	3.50%, 02/01/2045	459,092
668,741	3.50%, 01/01/2046	605,486
113,174	3.50%, 02/01/2046	102,168
485,595	3.50%, 03/01/2046	439,610
866,315	3.50%, 09/01/2046	780,460
398,766	3.50%, 10/01/2046	359,246
335,124	3.50%, 10/25/2046(3)	65,111
449,796	3.50%, 11/01/2046	407,297
2,637,484	3.50%, 12/01/2046	2,404,192
857,134	3.50%, 05/01/2047	774,625
1,772,461	3.50%, 09/01/2047	1,593,911
320,283	3.50%, 12/01/2047	289,626
926,198	3.50%, 01/01/2048	831,564
4,554,217	3.50%, 02/01/2048	4,145,316
500,000	3.50%, 05/25/2048	424,258
1,320,099	3.50%, 07/01/2048	1,191,791
294,063	3.50%, 11/01/2048	264,018
3,606,607	3.50%, 04/01/2052	3,221,543
4,546,312	3.50%, 09/01/2057	4,013,776
1,841,665	3.50%, 05/01/2058	1,625,937
2,344,959	3.50%, 12/25/2058	2,062,886
5,855	4.00%, 06/01/2025	5,831
105,867	4.00%, 05/25/2027(3)	1,747
452,745	4.00%, 04/01/2038	440,061
870,073	4.00%, 10/01/2040	819,818
331,699	4.00%, 11/01/2040	312,541
367,970	4.00%, 12/01/2040	346,756
117,134	4.00%, 02/01/2041	110,369
348,540	4.00%, 03/01/2041	328,407
992,244	4.00%, 06/01/2041	942,410
123,414	4.00%, 03/25/2042(3)	13,732
110,227	4.00%, 08/01/2042	103,452
324,166	4.00%, 09/01/2042	304,948
61,525	4.00%, 11/25/2042(3)	5,761
141,161	4.00%, 11/25/2043	135,368
42,419	4.00%, 06/01/2044	39,477
5,995	4.00%, 08/01/2044	5,580

229

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 37.5% - (continued)
	Mortgage-Backed Agencies - 37.5% - (continued)
	Federal National Mortgage Association - 12.1% - (continued)
$ 45,179	4.00%, 10/01/2044	$41,989
79,085	4.00%, 11/01/2044	73,633
50,666	4.00%, 03/01/2045	47,111
66,909	4.00%, 05/01/2045	62,131
410,672	4.00%, 07/01/2045	381,859
452,217	4.00%, 03/01/2046	422,152
268,231	4.00%, 05/01/2046	249,516
395,820	4.00%, 06/01/2046	367,383
410,494	4.00%, 04/01/2047	380,699
829,435	4.00%, 10/01/2047	769,317
859,131	4.00%, 11/01/2047	796,678
4,308,963	4.00%, 06/01/2048	3,995,624
568,879	4.00%, 09/01/2048	527,188
5,237,299	4.00%, 10/01/2048	4,857,019
2,277,246	4.00%, 01/01/2049	2,116,106
4,718,415	4.00%, 04/01/2049	4,331,424
811,477	4.00%, 05/01/2049	753,228
197,080	4.00%, 08/01/2049	183,978
3,316,175	4.00%, 04/01/2050	3,071,536
3,587,074	4.00%, 06/25/2050(3)	714,957
3,823,852	4.00%, 11/25/2050(3)	781,185
2,073,237	4.00%, 08/01/2051	1,926,448
2,175,696	4.00%, 06/01/2052	1,993,878
4,474,128	4.39%, 04/01/2029	4,429,355
82	4.50%, 04/01/2025	82
3,014	4.50%, 07/25/2027(3)	24
217,016	4.50%, 09/01/2035	209,811
1,690,002	4.50%, 12/01/2037	1,662,471
49,927	4.50%, 08/01/2040	48,448
626,393	4.50%, 10/01/2040	607,615
28,688	4.50%, 08/01/2041	27,828
7,476	4.50%, 09/01/2041	7,233
317,777	4.50%, 10/01/2041	308,257
1,248,082	4.50%, 08/25/2043(3)	263,382
265,415	4.50%, 09/01/2043	257,466
645,396	4.50%, 04/01/2049	615,717
2,002,502	4.50%, 01/01/2051	1,887,949
3,888,232	4.50%, 03/01/2053	3,662,095
760,000	4.75%, 04/01/2028	762,685
49,609	5.00%, 04/25/2038	48,329
1,065,429	5.00%, 12/25/2043(3)	204,934
19,096,260	5.00%, 09/01/2052	18,499,209
5,280,975	5.00%, 10/01/2052	5,121,608
890,120	5.00%, 11/01/2052	861,392
9,842,827	5.00%, 01/01/2053	9,535,892
3,515,000	5.07%, 12/01/2028	3,567,781
41,844	5.50%, 06/01/2033	42,232
188,210	5.50%, 07/01/2033	188,483
12,461	5.50%, 08/01/2033	12,551
643,668	5.50%, 11/01/2035	650,690
5,051,467	5.50%, 11/25/2035	4,967,567
149,312	5.50%, 04/01/2036	151,187
140,653	5.50%, 04/25/2037	144,575
1,791,936	5.50%, 04/01/2038	1,809,860
1,065,327	5.50%, 11/25/2040(3)	134,505
338,065	5.50%, 06/25/2042(3)	69,539
547,492	5.50%, 09/25/2044(3)	99,382
2,384,624	5.50%, 12/25/2051	2,386,734
2,174,366	5.50%, 10/01/2052	2,160,457
3,737,874	5.50%, 11/01/2052	3,707,808
7,161,927	5.50%, 12/01/2052	7,104,962
3,757,624	5.50%, 06/01/2053	3,722,886
917,494	5.50%, 07/01/2053	908,306
90,750	5.50%, 08/01/2053	89,721
383,210	5.50%, 09/01/2053	379,097
755,689	5.50%, 10/01/2053	747,577
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 37.5% - (continued)
	Mortgage-Backed Agencies - 37.5% - (continued)
	Federal National Mortgage Association - 12.1% - (continued)
$ 55,985,848	5.50%, 11/01/2053	$55,382,049
53,475	5.50%, 12/01/2053	52,831
2,950,655	5.50%, 02/01/2054	2,917,159
199,774	5.50%, 03/01/2054	197,365
56,664,887	5.50%, 08/01/2054	55,981,680
12,583	5.53%, 05/25/2042(3)(4)	909
44,889	6.00%, 12/01/2032	46,386
56,016	6.00%, 03/01/2033	57,702
138,475	6.00%, 02/01/2037	143,527
120,177	6.00%, 12/01/2037	124,349
65,726	6.00%, 03/01/2038	68,119
32,208	6.00%, 10/01/2038	33,340
639,698	6.00%, 01/25/2042(3)	44,814
1,445,032	6.00%, 04/01/2044	1,465,856
2,076,901	6.00%, 05/01/2053	2,118,497
9,512,320	6.00%, 02/01/2054	9,588,241
4,164,558	6.00%, 05/01/2054	4,197,452
3,890,253	6.00%, 06/01/2054	3,918,632
2,873,991	6.00%, 09/01/2054	2,903,291
1,075	7.50%, 12/01/2029	1,077
3,011	7.50%, 03/01/2030	3,098
7,411	7.50%, 09/01/2031	7,401
		518,100,127
	Government National Mortgage Association - 7.2%
529,959	1.25%, 05/20/2051	408,835
3,967,002	2.00%, 10/20/2050	3,183,122
4,676,043	2.00%, 11/20/2050	3,749,752
4,789,819	2.00%, 12/20/2050	3,842,443
148,881	2.00%, 01/20/2051	119,295
2,095,499	2.00%, 08/20/2051	1,741,393
14,376,750	2.00%, 02/20/2052	11,519,421
26,877,346	2.00%, 03/20/2052	21,535,483
5,557,332	2.00%, 04/20/2052	4,452,790
1,651,106	2.00%, 05/20/2052	1,322,916
861,734	2.00%, 06/20/2052	690,541
548,176	2.14%, 04/20/2040	437,438
318,970	2.50%, 12/16/2039	297,327
726,874	2.50%, 07/20/2041	639,965
4,110,925	2.50%, 10/20/2049	3,568,203
3,083,452	2.50%, 11/20/2049	2,597,025
2,433,921	2.50%, 03/20/2051	2,036,456
2,928,445	2.50%, 09/20/2051	2,450,223
9,816,756	2.50%, 10/20/2051	8,213,656
34,095,000	2.50%, 02/20/2055(17)	28,503,116
92,841	3.00%, 09/20/2028(3)	2,182
2,302,381	3.00%, 05/20/2035(3)	112,153
318,638	3.00%, 09/16/2042	256,868
448,591	3.00%, 09/20/2042	374,062
59,405	3.00%, 11/15/2042	53,077
252,676	3.00%, 02/16/2043(3)	34,106
63,281	3.00%, 06/15/2043	56,512
3,525,010	3.00%, 01/16/2044	3,126,899
34,362	3.00%, 10/15/2044	30,233
42,679	3.00%, 02/15/2045	37,496
26,940	3.00%, 03/15/2045	23,669
114,020	3.00%, 04/15/2045	100,177
256,597	3.00%, 04/20/2045	228,220
28,065	3.00%, 06/15/2045	24,485
619,866	3.00%, 07/15/2045	544,584
12,627	3.00%, 08/15/2045	11,093
32,471	3.00%, 11/20/2045	28,792
169,000	3.00%, 02/20/2046	137,784
5,778,067	3.00%, 07/20/2050(3)	699,619
11,449,690	3.00%, 04/20/2051	9,982,971
3,382,055	3.00%, 08/20/2051	2,945,781
4,253,124	3.00%, 09/20/2051	3,704,484

230

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 37.5% - (continued)
	Mortgage-Backed Agencies - 37.5% - (continued)
	Government National Mortgage Association - 7.2% - (continued)
$ 2,912,744	3.00%, 10/20/2051	$2,537,157
9,919,941	3.00%, 12/20/2051	8,640,299
2,163,759	3.00%, 02/20/2052	1,946,497
2,446,177	3.00%, 12/20/2052	2,130,627
1,476,000	3.00%, 02/20/2055(17)	1,284,387
20,818	3.50%, 02/16/2027(3)	169
88,938	3.50%, 03/20/2027(3)	1,226
70,891	3.50%, 07/20/2040(3)	1,079
38,697	3.50%, 02/20/2041(3)	235
337,131	3.50%, 04/20/2042(3)	12,445
160,776	3.50%, 05/15/2042	148,046
1,373,795	3.50%, 10/20/2042(3)	179,848
452,819	3.50%, 12/15/2042	415,968
367,313	3.50%, 03/15/2043	337,192
494,371	3.50%, 04/15/2043	453,850
886,540	3.50%, 05/15/2043	814,027
421,436	3.50%, 07/20/2043(3)	62,390
1,671,129	3.50%, 03/20/2044	1,526,763
1,726,974	3.50%, 06/20/2046	1,564,525
1,753,132	3.50%, 02/20/2047	1,588,218
242,897	3.50%, 07/20/2047	220,046
1,913,369	3.50%, 08/20/2047	1,731,281
67,688	3.50%, 09/20/2047	61,097
83,630	3.50%, 10/20/2047	75,531
398,491	3.50%, 11/20/2047	361,000
357,885	3.50%, 03/20/2048	323,449
2,479,869	3.50%, 06/20/2049	2,234,399
1,383,578	3.50%, 07/20/2049	1,252,636
6,047,216	3.50%, 11/20/2049	5,443,219
649,064	3.50%, 12/20/2049	585,260
393,573	3.50%, 01/20/2050	354,894
411,340	3.50%, 06/20/2050	370,900
6,089,812	3.50%, 02/20/2051	5,483,520
857,106	3.50%, 03/20/2052	808,257
8,263,000	3.50%, 02/20/2055(17)	7,393,448
1,059,428	3.88%, 08/15/2042	994,377
38,920	4.00%, 04/16/2026(3)	4
11,742	4.00%, 12/16/2026(3)	5
182,867	4.00%, 05/20/2029(3)	242
603,536	4.00%, 09/20/2040	571,818
108,849	4.00%, 10/20/2040	102,024
272,248	4.00%, 12/20/2040	256,599
82,909	4.00%, 05/16/2042(3)	7,577
1,876,159	4.00%, 09/16/2042(3)	443,379
92,756	4.00%, 01/20/2044(3)	17,887
1,441,630	4.00%, 02/20/2045	1,356,914
1,101,073	4.00%, 08/20/2045	1,037,306
773,066	4.00%, 03/20/2047(3)	137,517
330,132	4.00%, 11/20/2047	304,979
925,505	4.00%, 03/20/2048	857,287
3,866,938	4.00%, 07/20/2048	3,605,985
10,370,000	4.00%, 02/20/2055(17)	9,548,502
11,232	4.50%, 07/15/2033	11,139
22,984	4.50%, 05/15/2040	22,235
137,326	4.50%, 06/15/2041	133,132
16,242	4.50%, 09/20/2041	15,770
8,368	4.50%, 05/20/2044	8,083
440,970	4.50%, 06/20/2044	426,212
373,648	4.50%, 10/20/2044	360,948
628,734	4.50%, 05/20/2045(3)	124,721
2,029,998	4.50%, 08/20/2045(3)	384,949
298,556	4.50%, 01/20/2046	287,857
1,213,138	4.50%, 12/16/2046(3)	176,447
1,047,504	4.50%, 01/20/2047(3)	117,571
1,374,167	4.50%, 05/20/2048(3)	205,176
1,031,178	4.50%, 08/20/2049	983,331
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 37.5% - (continued)
	Mortgage-Backed Agencies - 37.5% - (continued)
	Government National Mortgage Association - 7.2% - (continued)
$ 1,688,885	4.50%, 09/20/2049	$1,611,974
1,552,741	4.50%, 08/20/2052	1,471,467
1,396,218	4.50%, 09/20/2052	1,322,920
6,386,519	4.50%, 10/20/2052	6,050,259
53,680,000	4.50%, 02/20/2055(17)	50,761,150
45,294	5.00%, 05/20/2034	45,156
18,224	5.00%, 07/15/2039	18,239
950,961	5.00%, 02/16/2040(3)	210,014
1,574,116	5.00%, 05/20/2040(3)	1,440,860
1,126,491	5.00%, 06/20/2040	1,123,797
440,400	5.00%, 07/20/2040	439,608
259,371	5.00%, 06/15/2041	259,227
301,046	5.00%, 10/16/2041(3)	50,098
365,809	5.00%, 03/15/2044	365,430
548,880	5.00%, 06/20/2046(3)	67,766
206,650	5.00%, 01/16/2047(3)	44,108
152,687	5.00%, 09/16/2047(3)	33,346
5,128,263	5.00%, 10/20/2047(3)	970,840
170,105	5.00%, 06/20/2048(3)	21,485
4,807,430	5.00%, 06/15/2052	4,678,565
155,681	5.00%, 07/15/2052	151,508
15,242,500	5.00%, 02/20/2055(17)	14,811,423
143,102	5.50%, 05/15/2033	145,018
10,329	5.50%, 06/15/2035	10,524
136,195	5.50%, 05/20/2038	138,538
543,193	5.50%, 03/20/2039(3)	56,271
593,901	5.50%, 02/16/2047(3)	88,802
314,403	5.50%, 02/20/2047(3)	49,698
11,250,000	5.50%, 02/20/2055(17)	11,169,141
445,033	5.91%, 07/20/2039(3)(4)	13,541
14,161	6.00%, 11/15/2032	14,433
54,430	6.00%, 02/15/2033	55,485
3,616	6.00%, 07/15/2033	3,614
12,003	6.00%, 10/15/2034	12,002
107,122	6.00%, 03/15/2036	110,586
1,273	6.00%, 05/15/2036	1,325
61,991	6.00%, 08/15/2039	63,249
4,945	6.00%, 09/15/2039	5,035
9,597	6.00%, 06/15/2040	9,740
707,600	6.00%, 09/20/2040(3)	114,020
637,048	6.00%, 02/20/2046(3)	65,781
14,356,427	6.00%, 10/20/2054	14,493,929
3,467	6.50%, 09/15/2028	3,521
221	6.50%, 10/15/2028	223
2,152	6.50%, 12/15/2028	2,174
9,091	6.50%, 05/15/2029	9,281
2,558	6.50%, 08/15/2031	2,612
213	6.50%, 09/15/2031	214
1,906	6.50%, 10/15/2031	1,916
53,905	6.50%, 11/15/2031	55,424
14,211	6.50%, 01/15/2032	14,568
2,770	6.50%, 03/15/2032	2,880
2,320	6.50%, 04/15/2032	2,356
		309,333,646
	Tennessee Valley Authority Power - 0.0%
700,000	4.25%, 09/15/2065	570,310
	Uniform Mortgage-Backed Security - 7.0%
625,000	1.50%, 02/01/2055(17)	461,426
2,500,000	2.00%, 02/01/2040(17)	2,221,846
33,162,000	2.00%, 02/01/2055(17)	25,809,363
54,471,000	2.50%, 02/01/2055(17)	44,388,273
1,255,000	3.00%, 02/01/2055(17)	1,067,173
3,145,000	3.50%, 02/01/2055(17)	2,782,588
11,695,000	3.50%, 03/01/2055(17)	10,341,395
20,321,000	4.00%, 02/01/2055(17)	18,581,014

231

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 37.5% - (continued)
	Mortgage-Backed Agencies - 37.5% - (continued)
	Uniform Mortgage-Backed Security - 7.0% - (continued)
$ 72,521,000	4.50%, 02/01/2055(17)	$68,243,394
1,195,000	5.50%, 02/01/2055(17)	1,180,126
57,735,000	6.00%, 02/01/2055(17)	58,127,273
57,725,000	6.00%, 03/01/2055(17)	58,033,775
2,510,000	6.50%, 02/01/2055(17)	2,573,239
8,445,000	7.00%, 03/01/2055(17)	8,787,546
		302,598,431
	Total U.S. Government Agencies (cost $1,676,193,192)	$1,614,107,146
U.S. GOVERNMENT SECURITIES - 28.7%
	U.S. Treasury Securities - 28.7%
	U.S. Treasury Bonds - 10.6%
100,845,000	1.25%, 05/15/2050	$47,877,739
23,005,000	1.38%, 08/15/2050	11,227,518
5,160,000	2.50%, 02/15/2045	3,591,642
18,100,000	2.50%, 02/15/2046(18)	12,428,195
23,034,000	2.88%, 11/15/2046	16,795,925
6,035,000	3.00%, 05/15/2045	4,576,227
12,500,000	3.00%, 02/15/2047	9,297,852
14,136,000	3.00%, 05/15/2047	10,487,145
17,840,000	3.00%, 02/15/2048	13,130,519
58,725,000	3.00%, 08/15/2052(18)	42,135,187
11,885,000	3.13%, 02/15/2043	9,417,470
55,100,000	3.13%, 08/15/2044(19)	42,939,258
43,015,000	3.13%, 05/15/2048	32,325,101
16,225,000	3.38%, 08/15/2042	13,447,103
63,465,000	3.38%, 05/15/2044	51,609,936
14,635,000	3.63%, 08/15/2043	12,438,035
31,690,000	3.63%, 05/15/2053	25,777,834
19,765,000	4.00%, 11/15/2042	17,834,052
8,240,000	4.13%, 08/15/2044	7,475,225
10,820,000	4.13%, 08/15/2053	9,636,563
62,680,000	4.25%, 08/15/2054	57,146,531
5,790,000	4.50%, 11/15/2054	5,514,975
		457,110,032
	U.S. Treasury Inflation-Indexed Bonds - 2.4%
37,453,228	0.25%, 02/15/2050(20)	22,237,345
8,309,034	0.63%, 02/15/2043(20)	6,207,187
42,774,119	0.75%, 02/15/2042(20)	33,431,329
19,118,946	0.75%, 02/15/2045(20)	14,131,511
7,876,000	1.00%, 02/15/2046(20)	6,048,200
21,937,195	1.38%, 02/15/2044(20)	18,612,478
		100,668,050
	U.S. Treasury Inflation-Indexed Notes - 1.5%
4,960,366	1.38%, 07/15/2033(20)	4,710,485
61,110,665	1.75%, 01/15/2034(20)	59,400,782
		64,111,267
	U.S. Treasury Notes - 14.2%
100,000,000	0.38%, 09/30/2027	90,417,969
66,985,000	0.63%, 11/30/2027	60,608,342
114,770,000	0.63%, 05/15/2030	94,712,150
86,485,000	3.88%, 08/15/2034	82,039,130
78,490,000	4.00%, 01/15/2027	78,177,266
22,605,000	4.00%, 10/31/2029	22,277,404
8,560,000	4.00%, 02/15/2034	8,224,288
36,600,000	4.13%, 11/30/2031	35,913,750
72,045,000	4.25%, 03/15/2027	72,087,214
70,240,000	4.25%, 11/15/2034	68,604,725
		613,062,238
	Total U.S. Government Securities (cost $1,390,024,794)	$1,234,951,587
Shares or Principal Amount			Market Value†
COMMON STOCKS - 0.0%
	Energy - 0.0%
13,623	PES Energy Liquidating Trust*(21)(22)		$—
	Total Common Stocks (cost $117,242)		$—
PREFERRED STOCKS - 0.0%
	Banks - 0.0%
469	U.S. Bancorp Series A, 5.58%(23)		$407,889
	Total Preferred Stocks (cost $332,990)		$407,889
	Total Long-Term Investments (cost $4,918,665,327)		$4,640,958,465
SHORT-TERM INVESTMENTS - 0.4%
	Repurchase Agreements - 0.3%
$ 12,112,079
Fixed Income Clearing Corp.
Repurchase Agreement dated
01/31/2025 at 4.34%, due on
02/03/2025 with a maturity value of
$12,116,460; collateralized by
U.S. Treasury Note at 4.63%,
maturing 06/15/2027, with a market
value of $12,354,521
			$12,112,079
	Securities Lending Collateral - 0.1%
556,430	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.31%(24)		556,430
1,854,768	HSBC U.S. Government Money Market Fund, Institutional Class, 4.31%(24)		1,854,768
556,430	Invesco Government & Agency Portfolio, Institutional Class, 4.31%(24)		556,430
556,430	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.31%(24)		556,430
			3,524,058
	Total Short-Term Investments (cost $15,636,137)		$15,636,137
	Total Investments (cost $4,934,301,464)	108.1%	$4,656,594,602
	Other Assets and Liabilities	(8.1)%	(348,424,103)
	Net Assets	100.0%	$4,308,170,499
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.

232

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At January 31, 2025, the aggregate value of these securities was
$1,101,693,852, representing 25.6% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2025. Base lending rates may be subject to a floor or cap.
(3)	Securities disclosed are interest-only strips.
(4)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5)	Security has less than 1 share.
(6)	Market value is less than $1.
(7)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(8)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2025. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(9)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2025, the aggregate value of these securities was $47,937,329, representing 1.1% of net assets.

(10)	Represents entire or partial securities on loan.
(11)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(12)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2025.

(13)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(14)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(15)	Securities disclosed are principal-only strips.
(16)	Security is a zero-coupon bond.
(17)	Represents or includes a TBA transaction.
(18)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of January 31, 2025, the market value of securities pledged was $12,945,094.
(19)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of January 31, 2025, the market value of securities pledged was $14,611,817.
(20)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(21)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
12/2021	PES Energy Liquidating Trust	13,623	$117,242	$—

(22)	Investment valued using significant unobservable inputs.
(23)	Perpetual security with no stated maturity date.
(24)	Current yield as of period end.

Futures Contracts Outstanding at January 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	1,996	03/17/2025	$139,373,847	$(2,643,299)
U.S. Treasury 5-Year Note Future	327	03/31/2025	34,789,735	105,255
U.S. Treasury Long Bond Future	81	03/20/2025	9,226,406	(221,605)
U.S. Treasury Ultra Bond Future	717	03/20/2025	84,942,094	322,917
Total				$(2,436,732)
Short position contracts:
Canadian 10-Year Bond Future	(1,728)	03/20/2025	$(147,349,943)	$(3,549,519)
Euro BUXL 30-Year Bond Future	(67)	03/06/2025	(8,960,691)	827,071
Euro-BUND Future	(126)	03/06/2025	(17,322,013)	571,876
U.S. Treasury 2-Year Note Future	(2,222)	03/31/2025	(456,898,750)	(310,772)
U.S. Treasury 10-Year Note Future	(1,021)	03/20/2025	(111,129,469)	(759,714)

233

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Futures Contracts Outstanding at January 31, 2025 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts – (continued):
U.S. Treasury 10-Year Ultra Future	(202)	03/20/2025	$(22,497,750)	$(210,334)
Total				$(3,431,392)
Total futures contracts				$(5,868,124)

TBA Sale Commitments Outstanding at January 31, 2025
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
Uniform Mortgage-Backed Security, 2.00%	$2,500,000	02/01/2040	$(2,221,846)	$(28,878)
Uniform Mortgage-Backed Security, 2.50%	12,235,000	02/01/2055	(9,970,269)	(202,533)
Uniform Mortgage-Backed Security, 2.50%	6,060,000	11/01/2051	(4,936,858)	(20,446)
Uniform Mortgage-Backed Security, 3.50%	3,145,000	02/01/2055	(2,782,588)	(2,211)
Uniform Mortgage-Backed Security, 4.00%	34,778,000	03/01/2055	(31,777,039)	139,507
Uniform Mortgage-Backed Security, 4.00%	20,321,000	02/01/2055	(18,581,014)	(153,437)
Uniform Mortgage-Backed Security, 4.50%	23,828,000	02/01/2055	(22,422,520)	(203,841)
Uniform Mortgage-Backed Security, 4.50%	9,325,000	03/01/2055	(8,768,050)	(36,790)
Uniform Mortgage-Backed Security, 4.50%	107,000	02/01/2040	(104,770)	(1,081)
Uniform Mortgage-Backed Security, 5.00%	16,255,000	02/01/2055	(15,695,650)	(93,390)
Uniform Mortgage-Backed Security, 5.50%	65,147,000	02/01/2055	(64,336,120)	(335,554)
Uniform Mortgage-Backed Security, 6.50%	1,920,000	03/01/2055	(1,964,474)	(8,774)
Uniform Mortgage-Backed Security, 6.50%	4,430,000	02/01/2055	(4,541,614)	(33,050)
Total TBA sale commitments (proceeds receivable $187,122,334)			$(188,102,812)	$(980,478)
At January 31, 2025, the aggregate market value of TBA Sale Commitments represents (4.4)% of total net assets.

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2025
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
3.70% Fixed	12 Mo. USD SOFR	USD	24,075,000	05/31/2029	Annual	$—	$—	$322,170	$322,170
3.83% Fixed	12 Mo. USD SOFR	USD	11,950,000	02/15/2034	Annual	—	—	291,129	291,129
4.16% Fixed	12 Mo. USD SOFR	USD	78,275,000	03/19/2045	Annual	—	(152,534)	(65,087)	87,447
1.56% Fixed	12 Mo. USD SOFR	USD	12,720,000	12/15/2051	Annual	—	(70,917)	5,190,064	5,260,981
2.97% Fixed	12 Mo. USD SOFR	USD	16,045,000	03/15/2053	Annual	9,109	—	3,135,504	3,126,395
2.88% Fixed	12 Mo. USD SOFR	USD	7,545,000	03/15/2053	Annual	82,449	—	1,593,340	1,510,891
3.25% Fixed	12 Mo. USD SOFR	USD	7,880,000	06/21/2053	Annual	—	(81,186)	1,109,085	1,190,271
3.59% Fixed	12 Mo. USD SOFR	USD	12,140,000	09/20/2053	Annual	52,723	—	935,003	882,280
3.75% Fixed	12 Mo. USD SOFR	USD	7,350,000	12/18/2054	Annual	10,821	—	324,297	313,476
Total centrally cleared interest rate swaps contracts						$155,102	$(304,637)	$12,835,505	$12,985,040

Foreign Currency Contracts Outstanding at January 31, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
7,625,000	BRL	1,284,267	USD	BNP	03/19/2025	$7,819
1,344,000	EUR	1,376,702	USD	SSG	03/19/2025	20,716
4,148,000	EUR	4,331,412	USD	JPM	03/19/2025	(18,548)
10,645,119	USD	64,915,000	BRL	GSC	03/19/2025	(354,978)
56,088,882	USD	53,099,000	EUR	DEUT	03/19/2025	879,441
1,862,150	USD	1,782,000	EUR	SSG	03/19/2025	9,323
Total foreign currency contracts						$543,773
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.

234

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$738,641,133	$—	$738,641,133	$—
Corporate Bonds	908,275,853	—	908,275,853	—
Foreign Government Obligations	111,851,511	—	111,851,511	—
Municipal Bonds	32,721,628	—	32,721,628	—
Senior Floating Rate Interests	1,718	—	1,718	—
U.S. Government Agencies	1,614,107,146	—	1,614,107,146	—
U.S. Government Securities	1,234,951,587	—	1,234,951,587	—
Common Stocks	—	—	—	—
Preferred Stocks	407,889	407,889	—	—
Short-Term Investments	15,636,137	3,524,058	12,112,079	—
Foreign Currency Contracts(2)	917,299	—	917,299	—
Futures Contracts(2)	1,827,119	1,827,119	—	—
Swaps - Interest Rate(2)	12,985,040	—	12,985,040	—
Total	$4,672,324,060	$5,759,066	$4,666,564,994	$—
Liabilities
Foreign Currency Contracts(2)	$(373,526)	$—	$(373,526)	$—
Futures Contracts(2)	(7,695,243)	(7,695,243)	—	—
TBA Sale Commitments	(188,102,812)	—	(188,102,812)	—
Total	$(196,171,581)	$(7,695,243)	$(188,476,338)	$—

(1)	For the period ended January 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2025 is not presented.

235

The Hartford World Bond Fund
Schedule of Investments
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.4%
	Bermuda - 0.4%
$ 1,291,614	AREIT Trust 6.41%, 08/17/2041, 1 mo. USD Term SOFR + 2.11%(1)(2)	$1,295,500
	Bellemeade Re Ltd.
2,000,000	7.50%, 09/25/2031, 30 day USD SOFR Average + 3.15%(1)(2)	2,050,132
2,642,948	8.05%, 01/26/2032, 30 day USD SOFR Average + 3.70%(1)(2)	2,717,357
2,505,000	8.60%, 10/25/2033, 30 day USD SOFR Average + 4.25%(1)(2)	2,613,673
2,736,000	Home RE Ltd. 8.95%, 10/25/2033, 30 day USD SOFR Average + 4.60%(1)(2)	2,825,205
598,377	PFP Ltd. 6.67%, 09/16/2038, 1 mo. USD Term SOFR + 2.36%(1)(2)	599,260
2,780,000	Radnor RE Ltd. 11.10%, 09/25/2032, 30 day USD SOFR Average + 6.75%(1)(2)	2,928,258
1,460,000	TSTAT Ltd. 6.14%, 07/20/2037, 3 mo. USD Term SOFR + 1.85%(1)(2)	1,461,522
		16,490,907
	Cayman Islands - 1.7%
1,185,000	720 East CLO Ltd. 7.35%, 10/15/2036, 3 mo. USD Term SOFR + 3.05%(1)(2)	1,196,686
2,000,000	Apidos CLO XXX Ltd. 5.79%, 10/18/2031, 3 mo. USD Term SOFR + 1.50%(1)(2)	2,003,076
1,285,000	Ares XXXIV CLO Ltd. 6.16%, 04/17/2033, 3 mo. USD Term SOFR + 1.86%(1)(2)	1,285,722
1,000,000	Ballyrock CLO 18 Ltd. 6.21%, 01/15/2035, 3 mo. USD Term SOFR + 1.91%(1)(2)	1,002,257
480,000	BDS Ltd. 6.71%, 12/16/2036, 1 mo. USD Term SOFR + 2.41%(1)(2)	480,000
1,685,000	Benefit Street Partners CLO XIX Ltd. 10.05%, 01/15/2033, 3 mo. USD Term SOFR + 5.75%(1)(2)	1,681,955
3,110,000	BSPRT Issuer Ltd. 6.57%, 09/15/2035, 1 mo. USD Term SOFR + 2.26%(1)(2)	3,122,272
2,310,000	Buckhorn Park CLO Ltd. 7.19%, 07/18/2034, 3 mo. USD Term SOFR + 2.90%(1)(2)	2,322,407
500,000	Carlyle C17 CLO Ltd. 7.35%, 04/30/2031, 3 mo. USD Term SOFR + 3.06%(1)(2)	501,281
890,000	Cent CLO 21 Ltd. 7.76%, 07/27/2030, 3 mo. USD Term SOFR + 3.46%(1)(2)	890,894
2,930,000	CIFC Funding Ltd. 6.45%, 04/20/2034, 3 mo. USD Term SOFR + 2.16%(1)(2)	2,933,396
1,000,000	Elmwood CLO 14 Ltd. 7.44%, 04/20/2035, 3 mo. USD Term SOFR + 3.15%(1)(2)	1,002,427
280,064	Falcon Aerospace Ltd. 3.60%, 09/15/2039(1)	264,659
1,660,000	Flatiron CLO 20 Ltd. 6.44%, 05/20/2036, 3 mo. USD Term SOFR + 1.92%(1)(2)	1,662,698
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.4% - (continued)
	Cayman Islands - 1.7% - (continued)
$ 1,300,000	GoldenTree Loan Management U.S. CLO 7 Ltd. 6.04%, 04/20/2034, 3 mo. USD Term SOFR + 1.75%(1)(2)	$1,301,703
4,250,000	Golub Capital Partners CLO 60B Ltd. 5.90%, 10/25/2034, 3 mo. USD Term SOFR + 1.60%(1)(2)	4,253,260
3,250,000	Golub Capital Partners Static Ltd. 6.59%, 04/20/2033, 3 mo. USD Term SOFR + 2.30%(1)(2)	3,253,217
770,000	Greystone CRE Notes Ltd. 6.42%, 07/15/2039, 1 mo. USD Term SOFR + 2.11%(1)(2)	765,187
1,500,000	Harriman Park CLO Ltd. 7.65%, 04/20/2034, 3 mo. USD Term SOFR + 3.36%(1)(2)	1,503,209
2,550,000	Hayfin U.S. XII Ltd. 8.71%, 01/20/2034, 3 mo. USD Term SOFR + 4.42%(1)(2)	2,553,986
1,975,386	Horizon Aircraft Finance I Ltd. 4.46%, 12/15/2038(1)	1,928,170
1,522,116	Horizon Aircraft Finance III Ltd. 3.43%, 11/15/2039(1)	1,459,405
3,000,000	HPS Loan Management Ltd. 6.14%, 04/20/2034, 3 mo. USD Term SOFR + 1.85%(1)(2)	3,007,008
500,000	Madison Park Funding XL Ltd. 8.38%, 05/28/2030, 3 mo. USD Term SOFR + 3.86%(1)(2)	500,200
430,000	Magnetite XV Ltd. 7.31%, 07/25/2031, 3 mo. USD Term SOFR + 3.01%(1)(2)	430,062
2,775,000	Magnetite XXV Ltd. 7.86%, 01/25/2032, 3 mo. USD Term SOFR + 3.56%(1)(2)	2,788,145
	OCP CLO Ltd.
750,000	7.25%, 10/17/2036, 3 mo. USD Term SOFR + 2.95%(1)(2)	754,851
915,000	10.16%, 07/16/2035, 3 mo. USD Term SOFR + 5.85%(1)(2)	924,408
970,000	Octagon Investment Partners XXI Ltd. 11.78%, 02/14/2031, 3 mo. USD Term SOFR + 7.26%(1)(2)	968,596
1,500,000	OZLM XVIII Ltd. 6.41%, 04/15/2031, 3 mo. USD Term SOFR + 2.11%(1)(2)	1,509,429
	Palmer Square Loan Funding Ltd.
1,910,000	5.95%, 07/24/2031, 3 mo. USD Term SOFR + 1.65%(1)(2)	1,915,862
2,375,000	6.15%, 01/15/2033, 3 mo. USD Term SOFR + 1.70%(1)(2)	2,376,342
1,935,000	6.85%, 10/15/2032, 3 mo. USD Term SOFR + 2.55%(1)(2)	1,945,737
1,110,000	7.18%, 05/20/2029, 3 mo. USD Term SOFR + 2.66%(1)(2)	1,111,931
2,495,000	7.40%, 10/15/2030, 3 mo. USD Term SOFR + 3.10%(1)(2)	2,492,979
2,000,000	Sixth Street CLO VIII Ltd. 6.09%, 10/20/2034, 3 mo. USD Term SOFR + 1.80%(1)(2)	2,001,090
1,620,000	Sixth Street CLO XXIII Ltd. 6.54%, 10/23/2036, 3 mo. USD Term SOFR + 2.25%(1)(2)	1,632,369

236

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.4% - (continued)
	Cayman Islands - 1.7% - (continued)
$ 1,500,000	Sound Point CLO II Ltd. 6.41%, 01/26/2031, 3 mo. USD Term SOFR + 2.11%(1)(2)	$1,501,610
835,000	Sound Point CLO V-R Ltd. 7.65%, 07/18/2031, 3 mo. USD Term SOFR + 3.36%(1)(2)	827,928
1,350,000	Sound Point CLO XXXIII Ltd. 6.20%, 04/25/2035, 3 mo. USD Term SOFR + 1.90%(1)(2)	1,352,558
1,000,000	Symphony CLO XXII Ltd. 6.39%, 04/18/2033, 3 mo. USD Term SOFR + 2.10%(1)(2)	1,002,683
1,000,000	TCI-Flatiron CLO Ltd. 10.55%, 01/17/2032, 3 mo. USD Term SOFR + 6.25%(1)(2)	1,007,530
471,647	Thunderbolt II Aircraft Lease Ltd. 4.15%, 09/15/2038(1)(3)	453,606
		67,872,791
	Jersey - 0.1%
1,170,000	Bain Capital Credit CLO Ltd. 7.19%, 10/21/2036, 3 mo. USD Term SOFR + 2.90%(1)(2)	1,182,086
1,040,000	Hartwick Park CLO Ltd. 5.99%, 01/20/2037, 3 mo. USD Term SOFR + 1.70%(1)(2)	1,043,384
1,515,000	OCP Aegis CLO Ltd. 6.35%, 01/16/2037, 3 mo. USD Term SOFR + 1.85%(1)(2)	1,515,817
		3,741,287
	United States - 5.2%
	AASET Trust
2,213,346	2.80%, 01/15/2047(1)	2,032,848
509,069	3.54%, 01/15/2047(1)	462,643
78,647	3.84%, 05/15/2039(1)	76,295
946,004	6.26%, 05/16/2049(1)	963,231
810,000	ACRE Commercial Mortgage Ltd. 5.81%, 12/18/2037, 1 mo. USD Term SOFR + 1.51%(1)(2)	789,535
1,400,000	Ajax Mortgage Loan Trust 2.35%, 09/25/2065(1)(4)	1,122,603
1,000,000	American Credit Acceptance Receivables Trust 3.64%, 03/13/2028(1)	991,687
2,384,000	AMSR Trust 2.01%, 11/17/2037(1)	2,327,513
	Angel Oak Mortgage Trust
712,299	1.98%, 10/25/2066(1)(4)	603,403
1,675,000	3.81%, 04/25/2065(1)(4)	1,511,858
1,717,000	Angel Oak Mortgage Trust I LLC 4.72%, 09/25/2048(1)(4)	1,686,566
895,000	Arbor Realty Commercial Real Estate Notes Ltd. 6.02%, 08/15/2034, 1 mo. USD Term SOFR + 1.71%(1)(2)	890,006
2,530,000	BAHA Trust 7.77%, 12/10/2041(1)(4)	2,633,269
545,000	Bank of America Merrill Lynch Commercial Mortgage Trust 3.00%, 07/15/2049(1)	482,009
1,000,000	Battalion CLO XXI Ltd. 6.66%, 07/15/2034, 3 mo. USD Term SOFR + 2.36%(1)(2)	1,001,240
5,070,463	BBCMS Mortgage Trust 1.60%, 04/15/2053(4)(5)	262,709
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.4% - (continued)
	United States - 5.2% - (continued)
	Benchmark Mortgage Trust
$ 2,572,299	1.01%, 03/15/2052(4)(5)	$85,707
1,888,000	2.94%, 02/15/2053(4)	1,683,276
2,080,000	BFLD Commercial Mortgage Trust 6.15%, 11/15/2041, 1 mo. USD Term SOFR + 1.84%(1)(2)	2,085,200
655,000	BMO Mortgage Trust 5.98%, 11/15/2057(4)	647,461
	BPR Trust
1,150,000	5.83%, 12/15/2038, 1 mo. USD Term SOFR + 1.53%(1)(2)	1,109,750
460,000	5.85%, 11/05/2041(1)(4)	459,656
	BRAVO Residential Funding Trust
432,000	2.29%, 03/25/2060(1)(4)	383,386
1,090,000	2.32%, 02/25/2049(1)(4)	870,754
1,334,000	5.09%, 05/25/2060(1)(4)	1,324,129
1,498,834	Bridge Trust 3.40%, 11/17/2037(1)	1,476,442
	Business Jet Securities LLC
897,844	5.36%, 09/15/2039(1)	884,313
657,741	6.20%, 05/15/2039(1)	673,533
	BX Trust
1,075,000	6.07%, 10/15/2036, 1 mo. USD Term SOFR + 1.76%(1)(2)	1,074,328
2,495,000	6.85%, 04/15/2026, 1 mo. USD Term SOFR + 2.54%(1)(2)	2,503,577
1,360,000	BXSC Commercial Mortgage Trust 6.70%, 03/15/2035, 1 mo. USD Term SOFR + 2.39%(1)(2)	1,364,250
6,809,784	Cantor Commercial Real Estate Lending 1.11%, 05/15/2052(4)(5)	222,777
	Castlelake Aircraft Structured Trust
463,265	2.74%, 08/15/2041(1)	439,276
887,002	3.97%, 04/15/2039(1)	829,360
	COLT Mortgage Loan Trust
2,258,000	3.31%, 07/27/2054(1)(4)	1,687,915
2,410,940	7.18%, 09/25/2068(1)(3)	2,452,876
	Commercial Mortgage Trust
895,321	3.92%, 02/10/2047(4)	865,688
1,650,000	3.97%, 02/10/2047(4)	1,554,099
1,596,707	CSAIL Commercial Mortgage Trust 0.37%, 04/15/2050(4)(5)	16
	CSMC Trust
1,639,491	1.38%, 07/25/2066(1)(4)	1,371,597
1,452,035	1.84%, 10/25/2066(1)(4)	1,252,833
375,000	DT Auto Owner Trust 2.65%, 09/15/2028(1)	365,558
	Exeter Automobile Receivables Trust
1,195,000	5.70%, 07/16/2029	1,211,228
2,000,000	5.81%, 12/16/2030	2,028,747
	Federal National Mortgage Association Connecticut Avenue Securities Trust
1,735,000	5.30%, 01/25/2045, 30 day USD SOFR Average + 0.95%(1)(2)	1,737,169
1,190,154	5.35%, 05/25/2044, 30 day USD SOFR Average + 1.00%(1)(2)	1,192,385
1,851,737	5.35%, 07/25/2044, 30 day USD SOFR Average + 1.00%(1)(2)	1,855,451
1,060,000	6.00%, 05/25/2044, 30 day USD SOFR Average + 1.65%(1)(2)	1,066,619
835,000	6.55%, 05/25/2044, 30 day USD SOFR Average + 2.20%(1)(2)	849,572
765,000	7.35%, 04/25/2042, 30 day USD SOFR Average + 3.00%(1)(2)	792,731

237

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.4% - (continued)
	United States - 5.2% - (continued)
$ 1,415,000	7.45%, 06/25/2043, 30 day USD SOFR Average + 3.10%(1)(2)	$1,489,956
2,700,000	7.47%, 01/25/2040, 30 day USD SOFR Average + 3.11%(1)(2)	2,766,663
2,356,739	7.72%, 01/25/2040, 30 day USD SOFR Average + 3.36%(1)(2)	2,436,896
2,702,751	7.87%, 10/25/2039, 30 day USD SOFR Average + 3.51%(1)(2)	2,794,637
2,950,000	7.90%, 10/25/2043, 30 day USD SOFR Average + 3.55%(1)(2)	3,115,797
1,000,000	8.07%, 01/25/2030, 30 day USD SOFR Average + 3.71%(2)	1,042,358
2,105,000	8.12%, 02/25/2040, 30 day USD SOFR Average + 3.76%(1)(2)	2,213,921
3,750,000	8.22%, 10/25/2030, 30 day USD SOFR Average + 3.86%(2)	4,063,467
1,585,577	8.22%, 09/25/2039, 30 day USD SOFR Average + 3.86%(1)(2)	1,643,546
1,260,000	8.25%, 04/25/2043, 30 day USD SOFR Average + 3.90%(1)(2)	1,354,073
2,310,000	8.25%, 07/25/2043, 30 day USD SOFR Average + 3.90%(1)(2)	2,464,894
2,790,000	8.62%, 02/25/2030, 30 day USD SOFR Average + 4.26%(2)	2,992,275
3,840,000	8.72%, 01/25/2031, 30 day USD SOFR Average + 4.36%(2)	4,200,000
1,715,000	8.85%, 01/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	1,806,650
3,504,121	9.72%, 06/25/2039, 30 day USD SOFR Average + 5.36%(1)(2)	3,695,762
1,617,602	11.24%, 01/25/2029, 30 day USD SOFR Average + 0.11%(2)	1,808,713
1,279,716	14.72%, 01/25/2029, 30 day USD SOFR Average + 10.36%(2)	1,425,720
1,309,933	16.22%, 10/25/2028, 30 day USD SOFR Average + 11.86%(2)	1,464,525
605,000	FIGRE Trust 5.83%, 01/25/2055(1)(4)	604,744
600,000	First Investors Auto Owner Trust 3.14%, 11/15/2028(1)	576,276
	FirstKey Homes Trust
2,040,000	3.02%, 10/19/2037(1)	1,996,769
818,985	4.25%, 07/17/2039(1)	805,555
960,000	FRTKL Group, Inc. 3.17%, 09/17/2038(1)	885,147
2,605,000	FS Commercial Mortgage Trust 7.07%, 11/10/2039(1)	2,682,514
664,005	GCAT Trust 4.21%, 02/25/2067(1)(4)	641,802
2,500,000	GLS Auto Receivables Issuer Trust 5.21%, 02/18/2031(1)	2,513,969
1,402,888	GS Mortgage-Backed Securities Trust 5.85%, 01/25/2055, 30 day USD SOFR Average + 1.50%(1)(2)	1,410,884
1,730,000	Hertz Vehicle Financing LLC 4.61%, 09/25/2026(1)	1,722,112
1,837,434	Hilton Grand Vacations Trust 5.27%, 08/27/2040(1)	1,833,444
2,029,267	Home Partners of America Trust 4.73%, 04/17/2039(1)	1,979,400
1,400,000	HONO Mortgage Trust 6.27%, 10/15/2036, 1 mo. USD Term SOFR + 1.96%(1)(2)	1,370,913
450,000	Hudson Yards Mortgage Trust 5.95%, 01/13/2040(1)(4)	455,453
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.4% - (continued)
	United States - 5.2% - (continued)
$ 3,569,601	Imperial Fund Mortgage Trust 5.39%, 08/25/2067(1)(3)	$3,562,992
	JP Morgan Chase Bank NA
408,828	5.65%, 03/25/2051, 30 day USD SOFR Average + 1.30%(1)(2)	403,190
1,513,136	8.78%, 10/25/2057, 1 mo. USD Term SOFR + 4.46%(1)(2)	1,534,302
6,245,253	JPMBB Commercial Mortgage Securities Trust 0.41%, 09/15/2047(4)(5)	62
	Legacy Mortgage Asset Trust
408,551	4.75%, 04/25/2061(1)(3)	399,216
263,977	5.89%, 10/25/2066(1)(3)	258,472
1,490,000	Magnetite XXXIX Ltd. 7.00%, 01/25/2037, 3 mo. USD Term SOFR + 2.70%(1)(2)	1,495,611
906,977	MFA Trust 5.75%, 11/25/2067(1)(3)	905,469
7,141,991	Morgan Stanley Capital I Trust 1.30%, 06/15/2050(4)(5)	136,561
1,460,000	Morgan Stanley Eaton Vance CLO Ltd. 6.25%, 04/15/2035, 3 mo. USD Term SOFR + 1.95%(1)(2)	1,460,619
1,623,256	Multifamily Connecticut Avenue Securities Trust 7.10%, 07/25/2054, 30 day USD SOFR Average + 2.75%(1)(2)	1,663,608
1,087,625	Neighborly Issuer LLC 3.58%, 04/30/2051(1)	1,008,185
	OBX Trust
1,083,215	5.93%, 11/25/2063(1)(3)	1,086,566
806,792	6.44%, 01/25/2064(1)(3)	813,265
	PRET LLC
577,378	3.72%, 07/25/2051(1)(3)	564,080
1,346,359	3.84%, 07/25/2051(1)(3)	1,296,510
1,264,829	5.49%, 10/25/2051(1)(4)	1,263,979
2,100,276	7.52%, 04/27/2054(1)(3)	2,122,046
	Progress Residential Trust
1,335,000	2.55%, 04/19/2038(1)	1,293,126
1,970,000	3.18%, 10/17/2038(1)	1,890,049
845,000	3.33%, 07/17/2041(1)	772,841
1,000,000	3.40%, 04/17/2041(1)(4)	907,447
1,230,000	3.75%, 02/17/2041(1)	1,154,734
1,355,000	4.65%, 03/17/2040(1)	1,329,022
910,000	5.50%, 10/27/2039(1)	904,139
	PRPM LLC
1,917,188	4.00%, 11/25/2053(1)(3)	1,874,839
855,496	4.00%, 01/25/2054(1)(3)	830,934
1,097,356	4.79%, 06/25/2026(1)(3)	1,086,803
2,077,666	5.87%, 11/25/2029(1)(3)	2,086,733
1,638,596	6.41%, 08/25/2029(1)(3)	1,630,428
807,924	6.47%, 07/25/2026(1)(3)	791,071
1,909,050	6.97%, 10/25/2026(1)(4)	1,893,566
884,979	7.03%, 03/25/2029(1)(3)	887,914
	Ready Capital Mortgage Financing LLC
395,000	6.33%, 07/25/2036, 1 mo. USD Term SOFR + 2.01%(1)(2)	394,166
858,310	6.68%, 10/25/2039, 1 mo. USD Term SOFR + 2.37%(1)(2)	859,973
1,635,000	STAR Trust 6.82%, 04/17/2038, 1 mo. USD Term SOFR + 2.51%(1)(2)	1,595,500
2,981,449	Stonepeak ABS 2.68%, 02/28/2033(1)	2,858,844
2,468,813	Subway Funding LLC 6.03%, 07/30/2054(1)	2,494,061

238

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.4% - (continued)
	United States - 5.2% - (continued)
$ 2,782,033	Towd Point Mortgage Trust 6.13%, 02/25/2064(1)(4)	$2,793,259
3,147,000	Triangle Re Ltd. 9.60%, 11/25/2033, 30 day USD SOFR Average + 5.25%(1)(2)	3,339,410
	Tricon Residential Trust
490,000	4.75%, 04/17/2039(1)	478,303
1,210,000	5.70%, 06/17/2040(1)	1,212,568
	VCAT LLC
426,497	3.84%, 08/25/2051(1)(3)	409,621
441,548	3.97%, 09/25/2051(1)(3)	424,949
	Verus Securitization Trust
1,700,000	3.20%, 10/25/2063(1)(4)	1,461,112
986,615	6.15%, 07/25/2069(1)(3)	989,082
1,603,532	6.19%, 06/25/2069(1)(3)	1,614,903
1,203,052	6.22%, 06/25/2069(1)(3)	1,211,658
1,292,980	VINE Trust 4.50%, 03/17/2041(1)	1,242,675
1,069,000	Vista Point Securitization Trust 3.40%, 04/25/2065(1)(4)	969,938
223,324	VOLT C LLC 4.99%, 05/25/2051(1)(3)	221,510
790,173	VOLT XCIII LLC 8.83%, 02/27/2051(1)(3)	789,630
564,846	VOLT XCIV LLC 6.24%, 02/27/2051(1)(3)	564,629
454,271	VOLT XCV LLC 5.24%, 03/27/2051(1)(3)	453,716
246,720	VOLT XCVI LLC 5.12%, 03/27/2051(1)(3)	246,087
1,949,187	VOLT XCVII LLC 4.83%, 04/25/2051(1)(3)	1,930,163
1,178,151	Wave LLC 3.60%, 09/15/2044(1)	1,104,363
	Wells Fargo Commercial Mortgage Trust
2,000,000	3.07%, 08/15/2049(4)	1,370,978
1,455,000	3.15%, 09/15/2057(1)	1,362,891
	Wells Fargo NA
3,365,835	0.88%, 02/15/2052(4)(5)	97,826
9,793,625	1.00%, 04/15/2052(4)(5)	340,564
9,233,230	1.20%, 03/15/2063(4)(5)	429,135
2,970,000	2.84%, 01/15/2063	2,632,357
2,240,000	4.66%, 11/15/2061(4)	2,156,690
1,980,212	WFRBS Commercial Mortgage Trust 4.61%, 09/15/2046(1)(4)	1,841,636
1,404,673	Willis Engine Structured Trust IV 4.75%, 09/15/2043(1)(3)	1,388,046
929,396	Willis Engine Structured Trust VII 8.00%, 10/15/2048(1)	965,573
1,180,000	WSTN Trust 7.02%, 07/05/2037(1)(4)	1,201,267
		201,253,371
	Total Asset & Commercial Mortgage-Backed Securities (cost $289,764,314)	$289,358,356
CONVERTIBLE BONDS - 0.0%
	United States - 0.0%
580,000	NuVasive, Inc. 0.38%, 03/15/2025	$576,045
	Total Convertible Bonds (cost $578,481)	$576,045
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 12.6%
	Brazil - 0.1%
$ 2,590,000	Braskem Netherlands Finance BV 8.00%, 10/15/2034(1)	$2,499,470
1,825,000	Suzano Austria GmbH 3.75%, 01/15/2031	1,624,649
		4,124,119
	Canada - 0.0%
1,148,000	Enerflex Ltd. 9.00%, 10/15/2027(1)	1,191,680
250,000	Great Canadian Gaming Corp. 8.75%, 11/15/2029(1)	259,495
		1,451,175
	Chile - 0.1%
3,890,000	Corp. Nacional del Cobre de Chile 6.78%, 01/13/2055(1)	3,979,470
	China - 0.5%
1,175,000	Far East Horizon Ltd. 4.25%, 10/26/2026(6)	1,142,685
6,030,000	Fuqing Investment Management Ltd. 3.25%, 06/23/2025(6)	5,852,148
	Meituan
6,694,000	4.50%, 04/02/2028(1)	6,579,141
4,779,000	4.63%, 10/02/2029(1)	4,658,213
2,055,000	Pingan Real Estate Capital Ltd. 3.45%, 07/29/2026(6)	1,871,552
		20,103,739
	Colombia - 0.3%
	Ecopetrol SA
4,083,000	4.63%, 11/02/2031	3,411,308
8,112,000	8.38%, 01/19/2036	7,861,924
		11,273,232
	France - 0.1%
350,000	Banijay Entertainment SAS 8.13%, 05/01/2029(1)	363,857
	Bertrand Franchise Finance SAS
EUR 510,000	6.49%, 07/18/2030, 3 mo. EURIBOR + 3.75%(1)(2)	532,534
145,000	6.50%, 07/18/2030(1)	156,903
1,350,000	Elior Group SA 3.75%, 07/15/2026(6)	1,400,491
		2,453,785
	Germany - 0.0%
$ 700,000	TK Elevator U.S. Newco, Inc. 5.25%, 07/15/2027(1)	692,182
	India - 0.3%
	Adani Ports & Special Economic Zone Ltd.
5,202,000	4.00%, 07/30/2027(6)	4,839,917
8,792,000	4.38%, 07/03/2029(6)	7,800,977
		12,640,894
	Ireland - 0.3%
9,725,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust 6.45%, 04/15/2027	10,026,840
	Israel - 0.0%
EUR 1,530,000	Teva Pharmaceutical Finance Netherlands II BV 3.75%, 05/09/2027	1,592,222

239

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 12.6% - (continued)
	Italy - 0.1%
EUR 645,000	IMA Industria Macchine Automatiche SpA 6.54%, 04/15/2029, 3 mo. EURIBOR + 3.75%(1)(2)	$673,974
1,845,000	TeamSystem SpA 6.29%, 07/31/2031, 3 mo. EURIBOR + 3.50%(1)(2)	1,924,803
		2,598,777
	Netherlands - 0.1%
$ 2,025,000	Trivium Packaging Finance BV 5.50%, 08/15/2026(1)	2,014,885
EUR 725,000	Ziggo Bond Co. BV 3.38%, 02/28/2030(6)	691,006
		2,705,891
	Singapore - 0.1%
$ 4,066,000	GLP Pte. Ltd. 3.88%, 06/04/2025(6)	3,894,066
	Slovenia - 0.1%
	United Group BV
EUR 560,000	6.50%, 10/31/2031(1)	607,087
1,070,000	7.27%, 02/15/2031, 3 mo. EURIBOR + 4.25%(1)(2)	1,114,181
		1,721,268
	Sweden - 0.0%
250,000	Verisure Holding AB 3.25%, 02/15/2027(6)	256,145
	United Kingdom - 0.6%
1,245,000	Ardonagh Finco Ltd. 6.88%, 02/15/2031(1)	1,327,081
$ 420,000	Belron U.K. Finance PLC 5.75%, 10/15/2029(1)	416,230
590,000	Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC 7.25%, 02/15/2031(1)	602,830
550,000	Merlin Entertainments Ltd. 5.75%, 06/15/2026(1)	556,627
GBP 9,796,000	National Grid Electricity Distribution West Midlands PLC 6.00%, 05/09/2025(3)(6)	12,177,635
700,000	Pinnacle Bidco PLC 10.00%, 10/11/2028(6)	923,321
4,600,000	Punch Finance PLC 6.13%, 06/30/2026(6)	5,675,020
EUR 700,000	Virgin Media Finance PLC 3.75%, 07/15/2030(6)	668,350
		22,347,094
	United States - 9.9%
$ 835,000	Acrisure LLC/Acrisure Finance, Inc. 7.50%, 11/06/2030(1)	863,313
310,000	Adient Global Holdings Ltd. 7.50%, 02/15/2033(1)	314,132
1,320,000	Allied Universal Holdco LLC 7.88%, 02/15/2031(1)	1,353,387
11,370,000	Amgen, Inc. 5.51%, 03/02/2026	11,372,168
1,645,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 4.13%, 08/15/2026(1)(7)	1,447,600
680,000	AthenaHealth Group, Inc. 6.50%, 02/15/2030(1)	657,927
655,000	Avantor Funding, Inc. 4.63%, 07/15/2028(1)	633,245
4,245,000	Aviation Capital Group LLC 4.88%, 10/01/2025(1)	4,242,030
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 12.6% - (continued)
	United States - 9.9% - (continued)
	Bank of America Corp.
$ 7,225,000	3.95%, 04/21/2025(7)	$7,214,584
9,610,000	5.51%, 01/24/2036, (5.51% fixed rate until 01/24/2035; 6 mo. USD SOFR + 1.31% thereafter)(8)	9,663,269
2,375,000	BellRing Brands, Inc. 7.00%, 03/15/2030(1)	2,461,813
685,000	Bread Financial Holdings, Inc. 9.75%, 03/15/2029(1)	738,648
1,991,000	Buckeye Partners LP 4.13%, 03/01/2025(1)	1,991,000
93,000	Caesars Entertainment, Inc. 8.13%, 07/01/2027(1)	93,984
	CCO Holdings LLC/CCO Holdings Capital Corp.
4,356,000	5.38%, 06/01/2029(1)	4,209,853
5,314,000	6.38%, 09/01/2029(1)	5,317,119
740,000	Champ Acquisition Corp. 8.38%, 12/01/2031(1)	770,692
	Charter Communications Operating LLC/Charter Communications Operating Capital
12,765,000	3.70%, 04/01/2051	7,998,712
10,515,000	4.80%, 03/01/2050	7,916,385
EUR 1,115,000	Clarios Global LP/Clarios U.S. Finance Co. 4.38%, 05/15/2026(1)	1,156,701
	Clearway Energy Operating LLC
$ 670,000	3.75%, 02/15/2031(1)	593,257
700,000	4.75%, 03/15/2028(1)	677,228
4,430,000	Columbia Pipelines Holding Co. LLC 6.06%, 08/15/2026(1)	4,492,337
	ConocoPhillips Co.
8,695,000	5.50%, 01/15/2055	8,226,109
2,830,000	5.65%, 01/15/2065	2,671,239
310,000	Cougar JV Subsidiary LLC 8.00%, 05/15/2032(1)	324,361
	Credit Acceptance Corp.
550,000	6.63%, 03/15/2026	550,494
1,570,000	9.25%, 12/15/2028(1)	1,672,929
400,000	Darling Ingredients, Inc. 6.00%, 06/15/2030(1)	398,062
7,940,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88%, 08/15/2027(1)	7,862,878
6,790,000	Dominion Energy, Inc. 3.30%, 03/15/2025	6,778,827
1,387,000	DT Midstream, Inc. 4.13%, 06/15/2029(1)	1,311,292
655,000	Endo Finance Holdings, Inc. 8.50%, 04/15/2031(1)	700,623
EUR 2,110,000	Energizer Gamma Acquisition BV 3.50%, 06/30/2029(1)	2,085,410
$ 1,436,000	EnLink Midstream LLC 5.63%, 01/15/2028(1)	1,451,519
1,200,000	EnLink Midstream Partners LP 4.15%, 06/01/2025	1,194,327
622,000	EQM Midstream Partners LP 4.50%, 01/15/2029(1)	599,614
1,420,000	Expand Energy Corp. 4.75%, 02/01/2032	1,324,764
	Ford Motor Credit Co. LLC
8,665,000	2.30%, 02/10/2025	8,660,295
10,305,000	5.13%, 06/16/2025	10,305,133

240

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 12.6% - (continued)
	United States - 9.9% - (continued)
$ 8,140,000	5.13%, 11/05/2026	$8,129,333
1,600,000	Foundation Building Materials, Inc. 6.00%, 03/01/2029(1)	1,429,650
	Freedom Mortgage Corp.
5,179,000	7.63%, 05/01/2026(1)	5,206,371
760,000	12.00%, 10/01/2028(1)	827,763
615,000	12.25%, 10/01/2030(1)	686,595
	Freedom Mortgage Holdings LLC
1,175,000	9.13%, 05/15/2031(1)	1,216,118
685,000	9.25%, 02/01/2029(1)	714,968
2,100,000	Frontier Communications Holdings LLC 5.00%, 05/01/2028(1)	2,078,514
5,900,000	General Motors Financial Co., Inc. 6.05%, 10/10/2025	5,948,696
685,000	Goat Holdco LLC 6.75%, 02/01/2032(1)	682,705
	Goldman Sachs Group, Inc.
16,310,000	5.02%, 10/23/2035, (5.02% fixed rate until 10/23/2034; 6 mo. USD SOFR + 1.42% thereafter)(8)	15,669,682
19,590,000	5.54%, 01/28/2036, (5.54% fixed rate until 01/28/2035; 6 mo. USD SOFR + 1.38% thereafter)(8)	19,574,523
3,025,000	Hanesbrands, Inc. 4.88%, 05/15/2026(1)	3,001,017
	Icon Investments Six DAC
3,860,000	5.81%, 05/08/2027	3,928,341
1,110,000	5.85%, 05/08/2029	1,135,012
2,180,000	JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 09/20/2031(1)	2,304,605
	JP Morgan Chase & Co.
10,225,000	4.95%, 10/22/2035, (4.95% fixed rate until 10/22/2034; 6 mo. USD SOFR + 1.34% thereafter)(8)	9,865,408
9,230,000	5.14%, 01/24/2031, (5.14% fixed rate until 01/24/2030; 6 mo. USD SOFR + 0.90% thereafter)(8)	9,266,751
5,220,000	Las Vegas Sands Corp. 2.90%, 06/25/2025	5,173,787
530,000	LCM Investments Holdings II LLC 8.25%, 08/01/2031(1)	556,468
13,571,000	Live Nation Entertainment, Inc. 6.50%, 05/15/2027(1)	13,796,435
1,175,000	MajorDrive Holdings IV LLC 6.38%, 06/01/2029(1)	997,598
	Matador Resources Co.
595,000	6.25%, 04/15/2033(1)	586,313
600,000	6.88%, 04/15/2028(1)	611,075
1,410,000	Mativ Holdings, Inc. 8.00%, 10/01/2029(1)	1,343,416
	Meta Platforms, Inc.
5,070,000	5.40%, 08/15/2054	4,918,947
4,845,000	5.55%, 08/15/2064	4,706,007
	Morgan Stanley
9,000,000	5.52%, 11/19/2055, (5.52% fixed rate until 11/19/2054; 6 mo. USD SOFR + 1.71% thereafter)(8)	8,712,599
9,785,000	5.59%, 01/18/2036, (5.59% fixed rate until 01/18/2035; 6 mo. USD SOFR + 1.42% thereafter)(8)	9,870,175
	Nationstar Mortgage Holdings, Inc.
1,375,000	5.00%, 02/01/2026(1)	1,366,166
650,000	5.50%, 08/15/2028(1)	638,141
405,000	7.13%, 02/01/2032(1)	417,486
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 12.6% - (continued)
	United States - 9.9% - (continued)
$ 4,860,000	NCL Corp. Ltd. 6.75%, 02/01/2032(1)	$4,935,884
975,000	NCR Atleos Corp. 9.50%, 04/01/2029(1)	1,062,305
	Novelis Corp.
3,065,000	3.25%, 11/15/2026(1)	2,961,637
800,000	3.88%, 08/15/2031(1)	700,782
1,730,000	Occidental Petroleum Corp. 5.50%, 12/01/2025	1,734,168
1,225,000	OneMain Finance Corp. 7.13%, 03/15/2026	1,249,469
825,000	OneSky Flight LLC 8.88%, 12/15/2029(1)	845,138
9,136,000	Ovintiv, Inc. 5.65%, 05/15/2025	9,153,895
2,895,000	Planet Financial Group LLC 10.50%, 12/15/2029(1)	2,977,967
595,000	Range Resources Corp. 4.75%, 02/15/2030(1)	565,875
2,256,000	ROBLOX Corp. 3.88%, 05/01/2030(1)	2,068,082
	Royal Caribbean Cruises Ltd.
2,200,000	5.50%, 08/31/2026(1)	2,202,704
7,850,000	5.63%, 09/30/2031(1)	7,791,786
193,247	Shutterfly Finance LLC 9.75%, 10/01/2027(1)	195,180
725,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029(1)	741,621
	Spirit AeroSystems, Inc.
725,000	9.38%, 11/30/2029(1)	779,481
875,000	9.75%, 11/15/2030(1)	968,027
25,000	Sprint LLC 7.63%, 03/01/2026	25,495
3,029,000	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.15%, 09/20/2029(1)	3,040,205
575,000	Staples, Inc. 10.75%, 09/01/2029(1)	563,525
545,000	STL Holding Co. LLC 8.75%, 02/15/2029(1)	581,687
1,250,000	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.88%, 05/15/2025(1)	1,249,713
4,155,000	Talos Production, Inc. 9.00%, 02/01/2029(1)	4,320,984
1,600,000	TriMas Corp. 4.13%, 04/15/2029(1)	1,482,735
525,000	Uber Technologies, Inc. 4.50%, 08/15/2029(1)	511,967
	United Wholesale Mortgage LLC
1,450,000	5.50%, 11/15/2025(1)	1,448,970
1,315,000	5.75%, 06/15/2027(1)	1,307,127
950,000	UWM Holdings LLC 6.63%, 02/01/2030(1)	951,938
765,000	Velocity Vehicle Group LLC 8.00%, 06/01/2029(1)	796,939
865,000	Venture Global Calcasieu Pass LLC 3.88%, 08/15/2029(1)	800,150
2,325,000	Veritiv Operating Co. 10.50%, 11/30/2030(1)	2,526,780
5,182,000	VICI Properties LP/VICI Note Co., Inc. 4.25%, 12/01/2026(1)	5,099,978
1,625,000	Victoria's Secret & Co. 4.63%, 07/15/2029(1)	1,492,851
605,000	Victra Holdings LLC/Victra Finance Corp. 8.75%, 09/15/2029(1)	640,671

241

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 12.6% - (continued)
	United States - 9.9% - (continued)
$ 545,000	Viking Cruises Ltd. 9.13%, 07/15/2031(1)	$590,771
	Vital Energy, Inc.
1,440,000	7.88%, 04/15/2032(1)	1,420,252
575,000	9.75%, 10/15/2030	611,107
130,000	Wand NewCo 3, Inc. 7.63%, 01/30/2032(1)	134,568
	Warnermedia Holdings, Inc.
5,760,000	3.64%, 03/15/2025	5,749,548
5,295,000	3.76%, 03/15/2027	5,128,594
8,248,000	3.79%, 03/15/2025	8,232,662
2,725,000	WASH Multifamily Acquisition, Inc. 5.75%, 04/15/2026(1)	2,723,511
15,380,000	Wells Fargo & Co. 5.21%, 12/03/2035, (5.21% fixed rate until 12/03/2034; 6 mo. USD SOFR + 1.38% thereafter)(8)	15,046,201
1,825,000	Wilsonart LLC 11.00%, 08/15/2032(1)	1,825,288
1,955,000	WW International, Inc. 4.50%, 04/15/2029(1)	392,995
405,000	Xerox Holdings Corp. 5.00%, 08/15/2025(1)	403,166
		387,692,304
	Total Corporate Bonds (cost $491,920,561)	$489,553,203
FOREIGN GOVERNMENT OBLIGATIONS - 48.1%
	Australia - 5.9%
	Australia Government Bonds
AUD 43,782,000	1.00%, 11/21/2031(6)	$22,118,920
79,733,000	1.75%, 11/21/2032(6)	41,261,078
139,699,000	1.75%, 06/21/2051(6)	45,879,835
1,459,000	1.75%, 06/21/2051(6)	479,164
80,504,000	4.75%, 06/21/2054(6)	48,398,705
30,697,000	New South Wales Treasury Corp. 4.25%, 02/20/2036(6)	17,454,713
11,000,000	Queensland Treasury Corp. 5.00%, 07/21/2037(6)	6,536,018
	Treasury Corp. of Victoria
51,120,000	2.25%, 11/20/2034	24,578,705
12,535,000	5.00%, 11/20/2040	7,214,767
28,946,000	5.25%, 09/15/2038	17,512,361
		231,434,266
	Bulgaria - 0.1%
$ 3,518,000	Bulgaria Government International Bonds 5.00%, 03/05/2037(6)	3,310,791
	Canada - 14.7%
CAD 42,191,000	Alberta Treasury Bills 3.27%, 03/04/2025(9)	28,959,628
114,112,000	Canada Government Bonds 3.50%, 09/01/2029	81,047,119
	Canada Treasury Bills
97,316,000	3.07%, 04/09/2025(9)	66,602,217
68,162,000	3.09%, 04/24/2025(9)	46,596,947
185,309,000	3.19%, 02/12/2025(9)	127,381,051
167,654,000	3.19%, 03/27/2025(9)	114,855,131
100,000,000	3.23%, 03/12/2025(9)	68,587,058
55,372,000	3.31%, 02/27/2025(9)	38,017,268
		572,046,419
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 48.1% - (continued)
	Colombia - 0.1%
$ 2,860,000	Colombia Government International Bonds 8.00%, 11/14/2035	$2,882,666
	Germany - 0.1%
EUR 6,447,000	State of North Rhine-Westphalia 1.45%, 01/19/2122(6)	3,516,988
	Guatemala - 0.1%
$ 5,340,000	Guatemala Government Bonds 6.55%, 02/06/2037(1)	5,256,696
	Hungary - 0.1%
4,058,000	Hungary Government International Bonds 5.50%, 06/16/2034(6)	3,913,941
	Japan - 5.2%
JPY 1,052,150,550	Japan Government CPI-Linked Bonds 0.01%, 03/10/2033(10)	7,061,741
5,660,350,000	Japan Government Forty Year Bonds 0.50%, 03/20/2060	20,285,582
	Japan Treasury Discount Bills
15,000,000,000	0.31%, 05/07/2025(9)	96,634,933
12,341,750,000	0.35%, 04/21/2025(9)	79,519,504
		203,501,760
	Mexico - 0.2%
	Mexico Government International Bonds
EUR 6,118,000	5.13%, 05/04/2037	6,267,480
$ 2,635,000	7.38%, 05/13/2055	2,655,263
		8,922,743
	New Zealand - 5.2%
	New Zealand Government Bonds
NZD 52,021,000	2.00%, 05/15/2032	25,132,154
9,808,000	2.75%, 04/15/2037(6)	4,501,688
20,101,000	3.00%, 04/20/2029	10,939,793
74,607,000	3.50%, 04/14/2033(6)	39,433,273
32,524,000	4.25%, 05/15/2036	17,650,443
112,785,000	4.50%, 05/15/2030	65,022,384
70,276,000	5.00%, 05/15/2054	38,799,367
		201,479,102
	North Macedonia - 0.1%
EUR 3,902,000	North Macedonia Government International Bonds 6.96%, 03/13/2027(1)	4,235,841
	Norway - 7.1%
	Norway Government Bonds
NOK 302,946,000	1.25%, 09/17/2031(6)	22,857,920
1,134,359,000	1.38%, 08/19/2030(6)	88,515,821
530,436,000	1.75%, 03/13/2025(6)	46,735,748
78,246,000	1.75%, 09/06/2029(6)	6,345,360
715,307,000	3.00%, 08/15/2033(6)	59,464,764
594,077,000	3.63%, 04/13/2034(6)	51,615,580
		275,535,193
	Oman - 0.1%
$ 3,005,000	Oman Government International Bonds 5.38%, 03/08/2027(6)	3,005,000
	Panama - 0.1%
6,415,000	Panama Government International Bonds 4.50%, 04/01/2056	3,922,618

242

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 48.1% - (continued)
	Qatar - 0.1%
$ 3,645,000	Qatar Government International Bonds 3.40%, 04/16/2025(6)	$3,635,702
	Romania - 0.1%
	Romania Government International Bonds
EUR 2,715,000	2.75%, 04/14/2041(6)	1,791,523
$ 3,378,000	5.75%, 03/24/2035(6)	3,031,755
		4,823,278
	Saudi Arabia - 0.2%
8,390,000	Saudi Government International Bonds 5.38%, 01/13/2031(1)	8,459,016
	South Africa - 0.2%
7,434,000	Republic of South Africa Government International Bonds 7.95%, 11/19/2054(1)	7,118,137
	South Korea - 7.1%
	Korea Treasury Bonds
KRW 111,193,610,000	1.25%, 03/10/2026	75,401,325
85,546,150,000	1.50%, 03/10/2025	58,809,874
109,431,170,000	2.25%, 06/10/2025	75,216,141
94,326,810,000	3.50%, 09/10/2028	66,900,821
		276,328,161
	Sweden - 1.1%
SEK 465,600,000	Kommuninvest I Sverige AB 3.25%, 11/12/2029(6)	43,183,369
	United Kingdom - 0.2%
GBP 7,432,679	U.K. Inflation-Linked Gilts 0.75%, 11/22/2033(6)(10)	9,147,531
	Total Foreign Government Obligations (cost $2,002,761,613)	$1,875,659,218
SENIOR FLOATING RATE INTERESTS - 5.2%(11)
	Canada - 0.1%
$ 729,487	Air Canada 6.34%, 03/21/2031, 3 mo. USD Term SOFR + 2.00%	$733,361
1,593,537	Great Canadian Gaming Corp. 9.09%, 11/01/2029, 3 mo. USD Term SOFR + 4.75%	1,596,533
1,866,150	Ontario Gaming GTA LP 8.58%, 08/01/2030, 3 mo. USD Term SOFR + 4.25%	1,871,991
1,425,846	Open Text Corp. 6.06%, 01/31/2030, 1 mo. USD Term SOFR + 1.75%	1,426,658
		5,628,543
	France - 0.0%
	Banijay Entertainment SAS
EUR 500,000	6.01%, 01/23/2032, 3 mo. EURIBOR + 3.25%	519,815
365,000	6.46%, 03/01/2028, 3 mo. EURIBOR + 3.75%	379,454
700,000	Cooper Consumer Health SAS 6.55%, 11/06/2028, 3 mo. EURIBOR + 4.00%	728,911
		1,628,180
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 5.2%(11) - (continued)
	Germany - 0.1%
EUR 1,855,000	TK Elevator Midco GmbH 6.60%, 04/30/2030, 6 mo. EURIBOR + 4.00%	$1,938,810
	Hong Kong - 0.0%
	Fugue Finance BV
$ 1,014,900	8.26%, 02/26/2031, 3 mo. USD Term SOFR + 3.75%	1,020,817
354,600	8.29%, 01/31/2028, 3 mo. USD Term SOFR + 4.00%	359,476
		1,380,293
	Ireland - 0.1%
1,106,651	Cimpress PLC 6.86%, 05/17/2028, 1 mo. USD Term SOFR + 2.50%	1,108,732
EUR 1,000,000	Virgin Media Ireland Ltd. 6.43%, 07/15/2029, 1 mo. EURIBOR + 3.58%	1,027,804
		2,136,536
	Luxembourg - 0.1%
	Chrysaor Bidco SARL
$ 223,473	7.79%, 07/17/2031, 3 mo. USD Term SOFR + 3.50%	225,788
16,527	7.81%, 10/30/2031, 1 mo. USD Term SOFR + 3.50%(12)	16,698
EUR 600,000	INEOS Finance PLC 5.98%, 02/07/2031, 1 mo. EURIBOR + 3.25%	621,587
$ 512,428	INEOS U.S. Finance LLC 7.31%, 02/07/2031, 1 mo. USD Term SOFR + 3.00%	512,003
698,765	Zacapa SARL 8.08%, 03/22/2029, 3 mo. USD Term SOFR + 3.75%	702,839
		2,078,915
	Netherlands - 0.1%
EUR 2,035,000	Hunter Douglas, Inc. 6.00%, 01/20/2032, 3 mo. EURIBOR + 3.25%	2,106,170
610,000	Peer Holding III BV 5.93%, 11/05/2031, 3 mo. EURIBOR + 3.25%	636,029
1,625,000	Pegasus Bidco BV 6.52%, 07/12/2029, 3 mo. EURIBOR + 3.50%	1,698,722
560,000	TMF Group Holding BV 5.99%, 05/03/2028, 3 mo. EURIBOR + 3.25%	582,530
622,009	Ziggo BV 5.85%, 01/31/2029, 1 mo. EURIBOR + 3.00%	640,988
		5,664,439
	Puerto Rico - 0.0%
$ 796,500	Evertec Group LLC 7.06%, 10/30/2030, 1 mo. USD Term SOFR + 2.75%	804,465
	Sweden - 0.1%
	Verisure Holding AB
EUR 1,130,000	5.72%, 03/27/2028, 3 mo. EURIBOR + 3.00%	1,177,725
1,892,852	5.92%, 05/30/2030, 3 mo. EURIBOR + 3.25%	1,976,625
		3,154,350

243

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 5.2%(11) - (continued)
	United Kingdom - 0.3%
EUR 1,645,000	Belron U.K. Finance PLC 6.06%, 10/16/2031, 3 mo. EURIBOR + 3.00%	$1,714,442
$ 845,000	Clear Channel International BV 7.50%, 04/01/2027	846,056
1,200,000	Crown Finance U.S., Inc. 9.59%, 12/02/2031, U.S. (Fed) Prime Rate + 4.25%	1,197,336
EUR 425,000	DLG Acquisitions Ltd. 7.01%, 05/16/2031, 3 mo. EURIBOR + 4.00%	443,210
1,645,000	Froneri Lux Finco SARL 5.10%, 09/30/2031, 6 mo. EURIBOR + 2.50%	1,705,909
	Howden Group Holdings Ltd.
375,000	6.25%, 02/15/2031, 1 mo. EURIBOR + 3.50%	390,321
$ 1,081,838	7.31%, 02/15/2031, 1 mo. USD Term SOFR + 3.00%	1,086,014
EUR 1,475,000	Inspired Finco Holdings Ltd. 6.73%, 02/28/2031, 1 mo. EURIBOR + 4.00%	1,534,725
	Lernen Bidco Ltd.
725,000	6.78%, 04/25/2029, 6 mo. EURIBOR + 4.00%	756,079
$ 135,000	8.52%, 10/27/2031, 3 mo. USD Term SOFR + 4.00%	136,013
EUR 1,265,000	Lorca Holdco Ltd. 6.15%, 03/25/2031, 6 mo. EURIBOR + 3.50%	1,318,755
		11,128,860
	United States - 4.3%
$ 279,300	AAL Delaware Holdco, Inc. 7.81%, 07/30/2031, 1 mo. USD Term SOFR + 3.50%	280,783
365,000	A-AP Buyer, Inc. 7.56%, 09/09/2031, 1 mo. USD Term SOFR + 3.25%	367,281
3,119,130	ABG Intermediate Holdings 2 LLC 6.56%, 12/21/2028, 1 mo. USD Term SOFR + 2.25%	3,132,511
3,247,109	Acrisure LLC 7.31%, 11/06/2030, 1 mo. USD Term SOFR + 3.00%	3,249,642
706,454	AI Aqua Merger Sub, Inc. 7.34%, 07/31/2028, 1 mo. USD Term SOFR + 3.00%	708,002
	Air Comm Corp. LLC
281,538	7.40%, 11/21/2031, 3 mo. USD Term SOFR + 3.00%	282,242
23,462	7.40%, 12/11/2031, 3 mo. USD Term SOFR + 3.00%(12)	23,520
3,196,987	Alliant Holdings Intermediate LLC 7.05%, 09/19/2031, 1 mo. USD Term SOFR + 2.75%	3,206,195
1,480,000	Amentum Government Services Holdings LLC 6.56%, 09/29/2031, 1 mo. USD Term SOFR + 2.25%	1,473,340
1,320,000	AmWINS Group, Inc. 6.56%, 01/30/2032, 1 mo. USD Term SOFR + 2.25%	1,322,310
	Aramark Services, Inc.
550,000	6.31%, 04/06/2028, 1 mo. USD Term SOFR + 2.00%	552,200
570,681	6.31%, 06/22/2030, 1 mo. USD Term SOFR + 2.00%	572,964
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 5.2%(11) - (continued)
	United States - 4.3% - (continued)
$ 1,690,763	AS Mileage Plan IP Ltd. 6.29%, 10/15/2031, 3 mo. USD Term SOFR + 2.00%	$1,699,216
224,435	AssuredPartners, Inc. 7.81%, 02/14/2031, 1 mo. USD Term SOFR + 3.50%	224,563
	Asurion LLC
1,167,470	7.68%, 12/23/2026, 1 mo. USD Term SOFR + 3.25%	1,166,665
1,216,035	8.41%, 08/19/2028, 1 mo. USD Term SOFR + 4.00%	1,213,506
1,026,749	8.66%, 08/19/2028, 1 mo. USD Term SOFR + 4.25%	1,027,550
625,000	9.68%, 01/31/2028, 1 mo. USD Term SOFR + 5.25%	609,688
1,208,187	AthenaHealth Group, Inc. 7.31%, 02/15/2029, 1 mo. USD Term SOFR + 3.00%	1,208,562
1,481,288	Belron Finance 2019 LLC 7.27%, 10/16/2031, 3 mo. USD Term SOFR + 2.75%	1,492,767
1,410,533	Berlin Packaging LLC 7.84%, 06/07/2031, 1 mo. USD Term SOFR + 3.50%	1,417,980
2,753,225	Blackhawk Network Holdings, Inc. 9.31%, 03/12/2029, 1 mo. USD Term SOFR + 5.00%	2,771,424
	Boxer Parent Co., Inc.
EUR 720,000	6.61%, 07/30/2031, 3 mo. EURIBOR + 4.00%	749,901
$ 525,000	7.29%, 07/30/2031, 3 mo. USD Term SOFR + 3.75%	526,916
	Caesars Entertainment, Inc.
1,377,688	6.56%, 02/06/2030, 1 mo. USD Term SOFR + 2.25%	1,381,132
1,032,200	6.56%, 02/06/2031, 1 mo. USD Term SOFR + 2.25%	1,034,347
411,442	Carnival Corp. 6.30%, 08/08/2027, 1 mo. USD Term SOFR + 2.00%	412,858
1,288,525	Century De Buyer LLC 7.79%, 10/30/2030, 3 mo. USD Term SOFR + 3.50%	1,297,648
1,983,650	Chamberlain Group, Inc. 7.66%, 11/03/2028, 1 mo. USD Term SOFR + 3.25%	1,992,834
4,974,750	Charter Communications Operating LLC 6.31%, 12/07/2030, 3 mo. USD Term SOFR + 2.00%	4,967,785
1,342,890	Cinemark USA, Inc. 7.07%, 05/24/2030, 1 mo. USD Term SOFR + 2.75%	1,352,962
	Clarios Global LP
EUR 1,490,000	5.99%, 01/28/2032, 1 mo. EURIBOR + 3.25%	1,546,793
$ 1,550,000	7.09%, 01/28/2032, 1 mo. USD Term SOFR + 2.75%	1,551,938
2,083,920	Clydesdale Acquisition Holdings, Inc. 7.49%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%	2,088,734
545,000	Construction Partners, Inc. 6.81%, 11/03/2031, 1 mo. USD Term SOFR + 2.50%	545,452
1,455,328	Core & Main LP 6.31%, 02/09/2031, 1 mo. USD Term SOFR + 2.00%	1,460,785

244

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 5.2%(11) - (continued)
	United States - 4.3% - (continued)
$ 5,507,514	CP Atlas Buyer, Inc. 8.16%, 11/23/2027, 1 mo. USD Term SOFR + 3.75%	$5,308,803
160,000	Creative Artists Agency LLC 7.06%, 10/01/2031, 1 mo. USD Term SOFR + 2.75%	160,422
1,425,000	Directv Financing LLC 9.55%, 08/02/2027, 3 mo. USD Term SOFR + 5.00%	1,426,069
1,055,000	Dragon Buyer, Inc. 7.58%, 09/30/2031, 3 mo. USD Term SOFR + 3.25%	1,059,526
3,721,443	Dun & Bradstreet Corp. 6.56%, 01/18/2029, 1 mo. USD Term SOFR + 2.25%	3,726,691
	Emerald Borrower LP
1,660,838	6.83%, 08/04/2031, 3 mo. USD Term SOFR + 2.50%	1,666,169
491,254	6.93%, 05/31/2030, 6 mo. USD Term SOFR + 2.50%	492,536
1,695,000	Endeavor Group Holdings, Inc. 7.31%, 01/27/2032, 1 mo. USD Term SOFR + 3.00%	1,697,119
508,725	Endo Luxembourg Finance Co. I SARL 8.31%, 04/23/2031, 1 mo. USD Term SOFR + 4.00%	512,179
1,272,601	Endure Digital, Inc. 7.94%, 02/10/2028, 1 mo. USD Term SOFR + 3.50%	859,642
1,164,135	Ensemble RCM LLC 7.29%, 08/01/2029, 3 mo. USD Term SOFR + 3.00%	1,173,227
1,333,829	EP Purchaser LLC 8.09%, 11/06/2028, 3 mo. USD Term SOFR + 3.50%	1,328,828
688,275	Epicor Software Corp. 7.06%, 05/30/2031, 1 mo. USD Term SOFR + 2.75%	693,506
1,467,257	EW Scripps Co. 6.99%, 05/01/2026, 1 mo. USD Term SOFR + 2.56%	1,424,707
	Filtration Group Corp.
EUR 265,000	6.24%, 10/21/2028, 3 mo. EURIBOR + 3.50%	275,598
$ 1,431,900	7.43%, 10/21/2028, 1 mo. USD Term SOFR + 3.00%	1,442,467
	First Brands Group LLC
2,185,971	9.55%, 03/30/2027, 3 mo. USD Term SOFR + 5.00%	2,142,252
550,000	13.05%, 03/30/2028, 3 mo. USD Term SOFR + 8.50%	518,375
955,000	Flynn Restaurant Group LP 8.07%, 01/17/2032, 1 mo. USD Term SOFR + 3.75%	953,405
1,341,638	Fortress Intermediate 3, Inc. 7.81%, 06/27/2031, 1 mo. USD Term SOFR + 3.50%	1,342,483
	Getty Images, Inc.
EUR 1,200,000	7.75%, 02/19/2026, 1 mo. EURIBOR + 5.00%	1,239,278
$ 317,265	8.85%, 02/19/2026, 6 mo. USD Term SOFR + 4.50%	317,265
975,000	Goat Holdco LLC 7.31%, 01/27/2032, 1 mo. USD Term SOFR + 3.00%	976,950
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 5.2%(11) - (continued)
	United States - 4.3% - (continued)
$ 695,000	Golden State Foods LLC 8.58%, 12/04/2031, 1 mo. USD Term SOFR + 4.25%	$702,645
1,872,802	Great Outdoors Group LLC 7.55%, 01/16/2032, 3 mo. USD Term SOFR + 3.25%	1,883,720
	Groundworks LLC
154,539	3.69%, 03/14/2031, 3 mo. USD Term SOFR + 3.25%(12)	155,167
836,135	7.31%, 03/14/2031, 1 mo. USD Term SOFR + 3.00%	839,530
929,582	Hanesbrands, Inc. 8.06%, 03/08/2030, 1 mo. USD Term SOFR + 3.75%	937,716
600,463	Hilton Grand Vacations Borrower LLC 6.31%, 01/17/2031, 1 mo. USD Term SOFR + 2.00%	601,117
	Hobbs & Associates LLC
877,273	7.56%, 07/23/2031, 1 mo. USD Term SOFR + 3.25%	881,659
87,508	7.65%, 07/23/2031, 3 mo. USD Term SOFR + 3.25%	87,945
2,885,356	HUB International Ltd. 7.29%, 06/20/2030, 3 mo. USD Term SOFR + 2.75%	2,895,166
258,790	Ingram Micro, Inc. 7.08%, 09/22/2031, 3 mo. USD Term SOFR + 2.75%	260,731
3,268,660	Iron Mountain, Inc. 6.31%, 01/31/2031, 1 mo. USD Term SOFR + 2.00%	3,266,209
1,162,088	JetBlue Airways Corp. 9.85%, 08/27/2029, 3 mo. USD Term SOFR + 5.50%	1,167,073
340,000	Kodiak Building Partners, Inc. 8.05%, 12/04/2031, U.S. (Fed) Prime Rate + 2.75%	339,952
2,928,992	LBM Acquisition LLC 8.15%, 06/06/2031, 1 mo. USD Term SOFR + 3.75%	2,889,832
2,875,000	LSF12 Crown U.S. Commercial Bidco LLC 8.59%, 12/02/2031, 1 mo. USD Term SOFR + 4.25%	2,873,792
922,688	LTI Holdings, Inc. 8.56%, 07/19/2029, 1 mo. USD Term SOFR + 4.25%	925,326
1,156,312	MajorDrive Holdings IV LLC 8.59%, 06/01/2028, 3 mo. USD Term SOFR + 4.00%	1,115,633
1,500,000	Mattress Firm, Inc. 8.92%, 09/25/2028, 6 mo. USD Term SOFR + 4.25%	1,499,070
	McAfee LLC
EUR 1,505,485	6.11%, 03/01/2029, 3 mo. EURIBOR + 3.50%	1,564,633
$ 3,361,550	7.34%, 03/01/2029, 1 mo. USD Term SOFR + 3.00%	3,369,114
	MH Sub I LLC
2,053,244	8.56%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	2,026,942
1,389,564	8.56%, 12/31/2031, 1 mo. USD Term SOFR + 4.25%	1,345,098
671,625	MI Windows & Doors LLC 7.31%, 03/28/2031, 1 mo. USD Term SOFR + 3.00%	676,246

245

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 5.2%(11) - (continued)
	United States - 4.3% - (continued)
EUR 611,240	MKS Instruments, Inc. 5.28%, 08/17/2029, 1 mo. EURIBOR + 2.50%	$637,538
$ 793,333	NCR Atleos LLC 8.05%, 04/16/2029, 3 mo. USD Term SOFR + 3.75%	797,800
EUR 410,000	Nielsen Consumer, Inc. 6.23%, 03/06/2028, 1 mo. EURIBOR + 3.50%	426,397
$ 865,655	OMNIA Partners LLC 7.05%, 07/25/2030, 3 mo. USD Term SOFR + 2.75%	869,170
961,044	Oryx Midstream Services Permian Basin LLC 6.55%, 10/05/2028, 1 mo. USD Term SOFR + 2.25%	964,350
1,444,908	Peraton Corp. 8.16%, 02/01/2028, 1 mo. USD Term SOFR + 3.75%	1,350,093
180,000	Proofpoint, Inc. 7.31%, 08/31/2028, 1 mo. USD Term SOFR + 3.00%	180,985
1,890,000	Quikrete Holdings, Inc. 6.56%, 02/10/2032, 1 mo. USD Term SOFR + 2.25%	1,885,275
	Rocket Software, Inc.
EUR 975,000	6.98%, 11/28/2028, 1 mo. EURIBOR + 4.25%	1,016,270
$ 1,081,811	8.56%, 11/28/2028, 1 mo. USD Term SOFR + 4.25%	1,095,042
858,923	Ryan LLC 7.81%, 11/14/2030, 1 mo. USD Term SOFR + 3.50%	861,071
2,100,000	Sandisk Corp. 7.31%, 12/13/2031, 1 mo. USD Term SOFR + 3.00%	2,069,823
1,352,662	SCIH Salt Holdings, Inc. 7.29%, 01/31/2029, 3 mo. USD Term SOFR + 3.00%	1,358,194
1,368,467	Sedgwick Claims Management Services, Inc. 7.31%, 07/31/2031, 1 mo. USD Term SOFR + 3.00%	1,375,733
13,559,962	Sinclair Television Group, Inc. 6.93%, 09/30/2026, 1 mo. USD Term SOFR + 2.50%	13,531,757
750,000	Specialty Building Products Holdings LLC 8.16%, 10/15/2028, 1 mo. USD Term SOFR + 3.75%	746,565
1,275,848	SS&C Technologies, Inc. 6.31%, 05/09/2031, 1 mo. USD Term SOFR + 2.00%	1,279,203
1,471,313	Staples, Inc. 10.18%, 09/04/2029, 3 mo. USD Term SOFR + 5.75%	1,414,755
1,525,000	Star Parent, Inc. 8.33%, 09/27/2030, 3 mo. USD Term SOFR + 4.00%	1,504,458
1,357,723	Tamko Building Products LLC 7.07%, 09/20/2030, 3 mo. USD Term SOFR + 2.75%	1,366,209
1,880,227	Tecta America Corp. 8.43%, 04/10/2028, 1 mo. USD Term SOFR + 4.00%	1,887,616
1,840,000	Tempur Sealy International, Inc. 6.84%, 10/24/2031, 1 mo. USD Term SOFR + 2.50%	1,845,373
EUR 500,000	Touchdown Acquirer, Inc. 6.29%, 02/21/2031, 3 mo. EURIBOR + 3.50%	520,645
$ 1,831,186	TransDigm, Inc. 6.83%, 02/28/2031, 3 mo. USD Term SOFR + 2.50%	1,837,998
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 5.2%(11) - (continued)
	United States - 4.3% - (continued)
	Truist Insurance Holdings LLC
$ 682,621	7.08%, 05/06/2031, 3 mo. USD Term SOFR + 2.75%	$683,474
344,737	9.08%, 05/06/2032, 3 mo. USD Term SOFR + 4.75%	349,046
2,635,000	UFC Holdings LLC 6.77%, 11/21/2031, 3 mo. USD Term SOFR + 2.25%	2,648,728
	USI, Inc.
1,613,163	6.58%, 11/21/2029, 3 mo. USD Term SOFR + 2.25%	1,612,453
1,382,570	7.04%, 09/27/2030, 3 mo. USD Term SOFR + 2.75%	1,382,183
1,795,000	Varsity Brands, Inc. 8.27%, 08/26/2031, 3 mo. USD Term SOFR + 3.75%	1,797,244
	Virgin Media Bristol LLC
1,650,000	7.58%, 03/31/2031, 3 mo. USD Term SOFR + 3.25%	1,615,878
2,225,000	7.72%, 03/31/2031, 6 mo. USD Term SOFR + 3.18%	2,178,987
600,641	Wand NewCo 3, Inc. 7.56%, 01/30/2031, 1 mo. USD Term SOFR + 3.25%	600,478
325,264	Waystar Technologies, Inc. 6.56%, 10/22/2029, 1 mo. USD Term SOFR + 2.25%	326,347
1,875,123	William Morris Endeavor Entertainment LLC 7.18%, 05/18/2025, 1 mo. USD Term SOFR + 2.75%	1,874,730
1,187,122	WW International, Inc. 8.05%, 04/13/2028, 3 mo. USD Term SOFR + 3.50%	260,182
		168,106,859
	Total Senior Floating Rate Interests (cost $205,468,369)	$203,650,250
U.S. GOVERNMENT AGENCIES - 2.2%
	United States - 2.2%
	Federal Home Loan Mortgage Corp. - 1.6%
5,047,170	1.87%, 11/25/2047(4)(5)	$359,301
6,240,000	1.91%, 03/25/2048(4)(5)	486,729
5,823,080	1.95%, 10/25/2047(4)(5)	435,986
7,245,592	2.12%, 06/25/2044(4)(5)	197,574
1,049,932	2.28%, 01/25/2046(4)(5)	79,642
3,742,315	2.31%, 12/25/2045(4)(5)	283,657
1,038,099	2.59%, 04/25/2028(4)(5)	76,906
775,000	2.78%, 04/25/2031(4)(5)	104,003
1,637,963	2.78%, 10/25/2055(4)(5)	243,573
1,360,208	3.50%, 01/15/2033(5)	124,744
634,922	3.50%, 05/15/2036(5)	62,913
496,473	5.00%, 09/15/2036(5)	75,600
990,250	5.40%, 10/25/2044, 30 day USD SOFR Average + 1.05%(1)(2)	991,791
4,648,283	5.60%, 05/25/2044, 30 day USD SOFR Average + 1.25%(1)(2)	4,683,648
770,000	5.74%, 01/25/2045, 30 day USD SOFR Average + 1.35%(1)(2)	770,000
1,250,000	5.80%, 10/25/2044, 30 day USD SOFR Average + 1.45%(1)(2)	1,260,255
436,363	6.15%, 07/25/2041, 30 day USD SOFR Average + 1.80%(1)(2)	425,736

246

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 2.2% - (continued)
	United States - 2.2% - (continued)
	Federal Home Loan Mortgage Corp. - 1.6% - (continued)
$ 1,190,000	6.30%, 02/25/2044, 30 day USD SOFR Average + 1.95%(1)(2)	$1,203,365
777,372	6.65%, 11/25/2051, 30 day USD SOFR Average + 2.30%(1)(2)	775,587
3,348,417	6.80%, 10/25/2044, 30 day USD SOFR Average + 2.45%(1)(2)	3,350,163
4,045,222	7.20%, 05/25/2044, 30 day USD SOFR Average + 2.85%(1)(2)	4,090,607
1,490,000	7.25%, 04/25/2042, 30 day USD SOFR Average + 2.90%(1)(2)	1,544,402
1,490,000	7.70%, 05/25/2042, 30 day USD SOFR Average + 3.35%(1)(2)	1,559,374
1,709,000	7.70%, 06/25/2043, 30 day USD SOFR Average + 3.35%(1)(2)	1,796,053
1,069,875	7.85%, 03/25/2042, 30 day USD SOFR Average + 3.50%(1)(2)	1,117,356
1,075,000	7.90%, 08/25/2042, 30 day USD SOFR Average + 3.55%(1)(2)	1,132,609
2,635,919	7.95%, 09/25/2043, 30 day USD SOFR Average + 3.60%(1)(2)	2,668,094
3,175,000	8.05%, 09/25/2042, 30 day USD SOFR Average + 3.70%(1)(2)	3,369,219
1,045,000	8.35%, 07/25/2042, 30 day USD SOFR Average + 4.00%(1)(2)	1,110,894
1,095,000	8.82%, 09/25/2030, 30 day USD SOFR Average + 4.46%(2)	1,171,578
1,525,000	9.35%, 03/25/2052, 30 day USD SOFR Average + 5.00%(1)(2)	1,669,928
1,930,000	9.60%, 03/25/2042, 30 day USD SOFR Average + 5.25%(1)(2)	2,081,407
2,110,000	9.70%, 08/25/2042, 30 day USD SOFR Average + 5.35%(1)(2)	2,305,829
1,650,000	10.00%, 04/25/2042, 30 day USD SOFR Average + 5.65%(1)(2)	1,786,570
2,730,000	10.10%, 09/25/2042, 30 day USD SOFR Average + 5.75%(1)(2)	3,024,111
3,195,000	10.35%, 07/25/2042, 30 day USD SOFR Average + 6.00%(1)(2)	3,525,111
2,545,000	11.10%, 06/25/2042, 30 day USD SOFR Average + 6.75%(1)(2)	2,855,185
845,000	11.95%, 04/25/2043, 30 day USD SOFR Average + 7.60%(1)(2)	970,744
2,297,577	12.02%, 12/25/2027, 30 day USD SOFR Average + 7.66%(2)	2,343,529
1,268,335	12.42%, 05/25/2025, 30 day USD SOFR Average + 8.06%(2)	1,291,705
2,372,507	13.27%, 03/25/2028, 30 day USD SOFR Average + 8.91%(2)	2,437,091
1,091,696	15.72%, 10/25/2029, 30 day USD SOFR Average + 11.36%(2)	1,267,473
		61,110,042
	Federal National Mortgage Association - 0.1%
3,568,983	2.50%, 02/25/2051(5)	541,213
4,955,604	2.50%, 06/25/2052(5)	788,080
4,065,470	2.50%, 09/25/2052(5)	662,418
894,598	3.00%, 01/25/2028(5)	22,796
2,170,454	3.00%, 10/25/2051(5)	363,939
1,716,100	3.00%, 01/25/2052(5)	249,779
696,988	3.50%, 04/25/2028(5)	16,343
4,280,155	3.50%, 11/25/2051(5)	752,989
409,485	4.00%, 01/25/2028(5)	9,377
1,463,364	4.50%, 03/25/2048(5)	290,799
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 2.2% - (continued)
	United States - 2.2% - (continued)
	Federal National Mortgage Association - 0.1% - (continued)
$ 1,762,056	4.50%, 05/25/2049(5)	$347,527
1,246,291	5.50%, 08/25/2044(5)	204,306
446,860	5.50%, 06/25/2048(5)	85,183
		4,334,749
	Government National Mortgage Association - 0.0%
1,023,708	3.50%, 10/20/2029(5)	58,030
866,620	3.50%, 01/20/2030(5)	49,355
1,054,878	3.50%, 11/20/2031(5)	62,607
2,760,018	4.00%, 01/16/2040(5)	466,734
420,974	4.00%, 01/16/2046(5)	71,448
114,632	4.50%, 04/20/2045(5)	20,250
189,153	5.00%, 07/16/2044(5)	38,921
516,628	5.00%, 12/16/2045(5)	74,808
931,527	5.00%, 07/16/2047(5)	186,451
456,605	5.00%, 09/20/2047(5)	97,097
500,051	5.00%, 11/16/2047(5)	98,776
975,358	5.00%, 06/20/2048(5)	123,195
1,953,430	5.50%, 11/16/2046(5)	356,102
360,101	5.50%, 02/20/2047(5)	47,721
525,200	5.91%, 07/20/2039(4)(5)	15,980
762,977	6.00%, 09/20/2045(5)	146,175
		1,913,650
	Uniform Mortgage-Backed Security - 0.5%
18,800,000	5.50%, 02/01/2055(13)	18,565,998
	Total U.S. Government Agencies (cost $85,032,687)	$85,924,439
U.S. GOVERNMENT SECURITIES - 6.9%
	United States - 6.9%
	U.S. Treasury Bonds - 0.5%
35,821,000	2.00%, 08/15/2051	$20,492,131
	U.S. Treasury Inflation-Indexed Notes - 2.0%
4,033,673	1.75%, 01/15/2034(10)	3,920,811
70,857,035	2.13%, 04/15/2029(10)	71,703,229
		75,624,040
	U.S. Treasury Notes - 4.4%
168,981,000	4.50%, 05/31/2029(14)(15)	170,155,945
	Total U.S. Government Securities (cost $273,533,954)	$266,272,116
COMMON STOCKS - 0.0%
	United States - 0.0%
282,999	Unifin Financiera SAB de CV*(16)(17)	$17,618
2,085,000	Unifin Financiera SAB de CV*(16)(17)(18)	208,500
	Total Common Stocks (cost $125,100)	$226,118
	Total Long-Term Investments (cost $3,349,185,079)	$3,211,219,745

247

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 16.5%
	Repurchase Agreements - 0.4%
$ 15,879,325
Fixed Income Clearing Corp.
Repurchase Agreement dated
01/31/2025 at 4.34%, due on
02/03/2025 with a maturity value
of $15,885,068; collateralized by
U.S. Treasury Notes at 4.00% -
4.63%, maturing 06/15/2027 -
02/28/2030, with a market value
of $16,197,034
			$15,879,325
	Securities Lending Collateral - 0.0%
22,012	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.31%(19)		22,012
73,371	HSBC U.S. Government Money Market Fund, Institutional Class, 4.31%(19)		73,371
22,011	Invesco Government & Agency Portfolio, Institutional Class, 4.31%(19)		22,011
22,011	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.31%(19)		22,011
			139,405
	U.S. Treasury Securities - 16.1%
	U.S. Treasury Bills - 16.1%
204,042,000	3.97%, 02/13/2025(9)		203,753,960
4,282,000	4.14%, 02/20/2025(9)(20)		4,272,317
166,841,000	4.22%, 04/24/2025(9)		165,290,120
44,700,000	4.24%, 04/24/2025(9)		44,284,488
205,337,000	4.26%, 02/20/2025(9)(20)		204,858,265
5,672,000	5.02%, 04/24/2025(9)		5,619,276
			628,078,426
	Total Short-Term Investments (cost $644,038,868)		$644,097,156
	Total Investments Excluding Purchased Options (cost $3,993,223,947)	98.9%	$3,855,316,901
	Total Purchased Options (cost $11,877,711)	0.2%	$8,685,028
	Total Investments (cost $4,005,101,658)	99.1%	$3,864,001,929
	Other Assets and Liabilities	0.9%	36,324,722
	Net Assets	100.0%	$3,900,326,651
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At January 31, 2025, the aggregate value of these securities was
$511,909,386, representing 13.1% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2025. Base lending rates may be subject to a floor or cap.
(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5)	Securities disclosed are interest-only strips.
(6)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2025, the aggregate value of these securities was $623,328,500, representing 16.0% of net assets.

(7)	Represents entire or partial securities on loan.
(8)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2025. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(9)	The rate shown represents current yield to maturity.
(10)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(11)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2025.

(12)
This security, or a portion of this security, has unfunded loan commitments. As of
January 31, 2025, the aggregate value of the unfunded commitment was
$195,385, which represents to 0.0% of total net assets.

(13)	Represents or includes a TBA transaction.
(14)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of January 31, 2025, the market value of securities pledged was $13,795,258.
(15)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of January 31, 2025, the market value of securities pledged was $5,020,668.

248

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

(16)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $226,118 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2024	Unifin Financiera SAB de CV	2,085,000	$62,550	$208,500
08/2024	Unifin Financiera SAB de CV	282,999	62,550	17,618
			$125,100	$226,118

(17)	Investment valued using significant unobservable inputs.
(18)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(19)	Current yield as of period end.
(20)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of January 31, 2025, the market value of securities pledged was $16,960,365.

Exchange-Traded Option Contracts Outstanding at January 31, 2025
Description	Exercise Price/ FX Rate/ Rate		Expiration Date	Number of Contracts	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Exchange-Traded Options
3 Mo. EURIBOR Future Option(1)	96.75	EUR	03/17/2025	826	EUR	2,065,000	$5,356	$51,578	$(46,222)
3 Mo. EURIBOR Future Option	97.25	EUR	03/17/2025	826	EUR	2,065,000	5,356	305,677	(300,321)
3 Mo. SOFR Future Option	96.13	USD	03/14/2025	549	USD	1,372,500	521,550	378,251	143,299
3 Mo. SOFR Future Option	95.50	USD	03/14/2025	549	USD	1,372,500	3,431	83,151	(79,720)
3 Mo. SONIA Future Option	95.80	GBP	12/12/2025	1,099	GBP	2,747,500	672,808	1,262,596	(589,788)
3 Mo. SONIA Future Option	95.20	GBP	12/12/2025	1,099	GBP	2,747,500	195,881	489,667	(293,786)
Total purchased exchange-traded option contracts							$1,404,382	$2,570,920	$(1,166,538)
Written option contracts:
Exchange-Traded Options
3 Mo. EURIBOR Future Option	97.00	EUR	03/17/2025	(1,653)	EUR	(4,132,500)	$(10,718)	$(244,680)	$233,962
3 Mo. SOFR Future Option	95.75	USD	03/14/2025	(549)	USD	(1,372,500)	(54,900)	(160,461)	105,561
3 Mo. SOFR Future Option	95.88	USD	03/14/2025	(549)	USD	(1,372,500)	(195,581)	(215,361)	19,780
3 Mo. SONIA Future Option	95.50	GBP	12/12/2025	(2,198)	GBP	(5,495,000)	(732,424)	(1,595,624)	863,200
Total Written Option Contracts exchange-traded option contracts							$(993,623)	$(2,216,126)	$1,222,503

(1)	Investment valued using significant unobservable inputs.

OTC Option Contracts Outstanding at January 31, 2025
Description	Counterparty	Exercise Price/ FX Rate/Rate		Expiration Date	Number of Contracts	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Put
Call CAD vs. Put USD	UBS	1.40	USD	02/28/2025	93,000	USD	93,000	$8,370	$8,370	$—
Call USD vs. Put EUR	BOA	1.01	EUR	02/06/2025	8,056,000	EUR	8,056,000	250,109	561,684	(311,575)
Call USD vs. Put EUR	BOA	1.00	EUR	02/06/2025	10,741,000	EUR	10,741,000	116,374	997,006	(880,632)
Total purchased OTC option contracts								$374,853	$1,567,060	$(1,192,207)

249

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

OTC Swaptions Outstanding at January 31, 2025
Description	Counter- party	Exercise Price/ FX Rate/Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaptions:
Call
5 Year Interest Rate Swap Option*	GSC	1.24%	Pay	03/19/2029	JPY	1,034,769,000	$97,165	$135,409	$(38,244)
5 Year Interest Rate Swap Option*	GSC	1.23%	Pay	03/19/2029	JPY	1,034,770,000	95,587	130,129	(34,542)
5 Year Interest Rate Swap Option*	BOA	1.29%	Pay	10/23/2029	JPY	563,684,000	55,200	69,848	(14,648)
5 Year Interest Rate Swap Option*	GSC	1.44%	Pay	01/04/2030	JPY	1,104,662,000	132,613	127,863	4,750
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	995,000	81,711	85,919	(4,208)
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	2,952,000	242,310	254,797	(12,487)
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	2,952,000	242,224	254,316	(12,092)
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	6,895,000	567,499	603,710	(36,211)
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	6,900,000	567,443	602,052	(34,609)
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	6,900,000	568,511	611,100	(42,589)
10 Year Interest Rate Swap Option*	MSC	2.49%	Pay	09/18/2034	EUR	5,490,000	438,135	477,513	(39,378)
10 Year Interest Rate Swap Option*	MSC	2.49%	Pay	09/18/2034	EUR	5,490,000	438,416	478,651	(40,235)
							$3,526,814	$3,831,307	$(304,493)
Put
1 Year Interest Rate Swap Option*	CBK	2.15%	Pay	10/03/2025	EUR	34,995,000	$64,022	$77,192	$(13,170)
5 Year Interest Rate Swap Option*	GSC	1.24%	Pay	03/19/2029	JPY	1,034,769,000	118,201	135,409	(17,208)
5 Year Interest Rate Swap Option*	GSC	1.23%	Pay	03/19/2029	JPY	1,034,770,000	119,348	130,162	(10,814)
5 Year Interest Rate Swap Option*	BOA	1.29%	Pay	10/23/2029	JPY	563,684,000	69,345	69,848	(503)
5 Year Interest Rate Swap Option*	GSC	1.44%	Pay	01/04/2030	JPY	1,104,662,000	119,793	127,862	(8,069)
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	995,000	73,308	85,812	(12,504)
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	2,952,000	217,434	254,796	(37,362)
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	2,952,000	217,349	254,316	(36,967)
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	6,895,000	509,398	603,710	(94,312)
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	6,900,000	509,300	602,053	(92,753)
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	6,900,000	510,368	611,100	(100,732)
10 Year Interest Rate Swap Option*	MSC	2.49%	Pay	09/18/2034	EUR	5,490,000	425,416	477,513	(52,097)
10 Year Interest Rate Swap Option*	MSC	2.49%	Pay	09/18/2034	EUR	5,490,000	425,697	478,651	(52,954)
							$3,378,979	$3,908,424	$(529,445)
Total purchased OTC swaption contracts							$6,905,793	$7,739,731	$(833,938)

*	Swaptions with forward premiums.

Futures Contracts Outstanding at January 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	708	03/17/2025	$49,437,216	$292,087
Canadian Government Bond	1,253	03/20/2025	106,845,763	2,160,935
Euro BUXL 30-Year Bond Future	160	03/06/2025	21,398,665	261,203
Euro-BOBL Future	3,830	03/06/2025	466,577,969	(7,501,568)
Euro-BTP Italian Bond Future	153	03/06/2025	17,046,770	53,457
Euro-BUND Future	344	03/06/2025	47,291,846	232,465
U.S. Treasury 5-Year Note Future	1,312	03/31/2025	139,584,500	479,569
U.S. Treasury 10-Year Note Future	676	03/20/2025	73,578,375	(209,460)
U.S. Treasury 10-Year Ultra Future	90	03/20/2025	10,023,750	75,277
U.S. Treasury Ultra Bond Future	2	03/20/2025	236,937	747
Total				$(4,155,288)
Short position contracts:
Australian 3-Year Bond Future	(5,184)	03/17/2025	$(342,120,608)	$1,173,297
Euro-BTP Italian Bond Future	(231)	03/06/2025	(28,718,396)	(543,967)
Euro-Schatz Future	(2,741)	03/06/2025	(303,729,988)	(572,509)
French Government Bond Future	(279)	03/06/2025	(35,710,453)	687,658

250

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Futures Contracts Outstanding at January 31, 2025 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts – (continued):
Japanese 10-Years Bond Future	(161)	03/13/2025	$(146,025,791)	$1,272,613
KFE 3-Year Bond Future	(1,183)	03/18/2025	(87,019,298)	159,172
Long Gilt Future	(487)	03/27/2025	(56,017,406)	(1,566,009)
U.S. Treasury 2-Year Note Future	(905)	03/31/2025	(186,090,625)	(351,681)
U.S. Treasury Long Bond Future	(189)	03/20/2025	(21,528,281)	654,846
Total				$913,420
Total futures contracts				$(3,241,868)

OTC Credit Default Swap Contracts Outstanding at January 31, 2025
Reference Entity	Counter- party	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Sell protection:
NCL Corp. Ltd. (B+)	GSC	USD	3,270,000	5.00%	12/20/2026	Quarterly	$138,066	$—	$273,665	$135,599
NCL Corp. Ltd. (B+)	GSC	USD	2,285,000	5.00%	12/20/2026	Quarterly	96,325	—	191,230	94,905
NCL Corp. Ltd. (B+)	GSC	USD	980,000	5.00%	12/20/2026	Quarterly	41,443	—	82,016	40,573
Total OTC credit default swap contracts							$275,834	$—	$546,911	$271,077

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Interest Rate Swap Contracts Outstanding at January 31, 2025
Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
MSC	12 Mo. EUR EURIBOR	2.40% Fixed	EUR	3,851,000	02/15/2028	At Maturity	$—	$—	$71,500	$71,500
Total OTC interest rate swap contracts							$—	$—	$71,500	$71,500

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2025
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.S42.V1	USD	21,240,000	(1.00%)	12/20/2029	Quarterly	$553,171	$—	$516,780	$(36,391)
CDX.NA.HY.S43.V1	USD	42,625,000	(5.00%)	12/20/2029	Quarterly	—	(2,944,282)	(3,724,036)	(779,754)
Total centrally cleared credit default swap contracts						$553,171	$(2,944,282)	$(3,207,256)	$(816,145)

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2025
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
1 Mo. MXN TIIE	8.64% Fixed	MXN	217,900,500	03/17/2027	Lunar	$—	$—	$4,132	$4,132
8.82% Fixed	1 Mo. MXN TIIE	MXN	98,776,500	03/13/2030	Lunar	—	—	(8,744)	(8,744)
12 Mo. EUR EURIBOR	2.10% Fixed	EUR	30,334,000	02/15/2029	At Maturity	—	(89,232)	105,032	194,264

251

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2025 – (continued)
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
2.19% Fixed	12 Mo. EUR EURIBOR	EUR	30,334,000	02/15/2034	At Maturity	$124,990	$—	$(474,569)	$(599,559)
3.38% Fixed	12 Mo. SONIA	GBP	20,708,000	03/19/2030	Annual	—	(7,708)	623,132	630,840
12 Mo. USD SOFR	2.57% Fixed	USD	67,178,000	11/15/2029	At Maturity	—	(10,311)	21,607	31,918
12 Mo. USD SOFR	2.49% Fixed	USD	27,879,000	11/29/2029	At Maturity	—	(44,818)	(101,500)	(56,682)
3.00% Fixed	12 Mo. USD SOFR	USD	26,453,000	03/19/2030	Annual	—	(1,371)	1,253,324	1,254,695
12 Mo. USD SOFR	3.75% Fixed	GBP	7,100,000	03/19/2030	Annual	—	(11,323)	(67,322)	(55,999)
3.59% Fixed	12 Mo. USD SOFR	USD	23,082,000	06/16/2030	Annual	4,281	—	281,018	276,737
3.66% Fixed	12 Mo. USD SOFR	GBP	18,258,000	06/16/2030	Annual	—	(28,155)	107,903	136,058
12 Mo. USD SOFR	1.00% Fixed	JPY	3,131,651,000	06/16/2030	Annual	—	(13,735)	(29,545)	(15,810)
2.55% Fixed	12 Mo. USD SOFR	USD	71,505,000	11/15/2034	At Maturity	16,776	—	96,706	79,930
2.49% Fixed	12 Mo. USD SOFR	USD	27,879,000	11/29/2034	At Maturity	—	(7,426)	177,935	185,361
3.13% Fixed	12 Mo. USD SOFR	USD	6,445,000	03/19/2035	Annual	8,594	—	514,390	505,796
12 Mo. USD SOFR	3.69% Fixed	USD	21,134,000	03/20/2035	Annual	—	(192,840)	(367,997)	(175,157)
3.81% Fixed	12 Mo. USD SOFR	GBP	5,763,000	06/18/2035	Annual	—	(31,440)	109,495	140,935
12 Mo. USD SOFR	1.13% Fixed	JPY	926,389,000	06/18/2035	Annual	7,304	—	(50,446)	(57,750)
12 Mo. USD SOFR	2.69% Fixed	USD	106,197,000	06/17/2039	Annual	—	(133,377)	(1,988,621)	(1,855,244)
12 Mo. USD SOFR	3.47% Fixed	USD	5,665,000	12/16/2039	Annual	—	—	(54,626)	(54,626)
12 Mo. USD SOFR	3.73% Fixed	USD	8,950,000	12/16/2039	Annual	—	—	(60,351)	(60,351)
12 Mo. USD SOFR	3.16% Fixed	USD	5,965,000	12/16/2039	Annual	—	—	(77,856)	(77,856)
12 Mo. USD SOFR	3.16% Fixed	USD	5,965,000	12/16/2039	Annual	—	—	(78,314)	(78,314)
12 Mo. USD SOFR	3.07% Fixed	USD	5,965,000	12/16/2039	Annual	—	—	(83,812)	(83,812)
12 Mo. USD SOFR	3.13% Fixed	USD	11,935,000	12/16/2039	Annual	—	—	(160,248)	(160,248)
12 Mo. USD SOFR	4.33% Fixed	USD	50,944,000	12/15/2040	Annual	—	—	23,336	23,336
12 Mo. USD SOFR	4.31% Fixed	USD	24,453,000	12/15/2040	Annual	—	—	5,416	5,416
12 Mo. USD SOFR	4.26% Fixed	USD	13,675,000	12/15/2043	Annual	—	—	15,676	15,676
12 Mo. USD SOFR	4.30% Fixed	USD	4,755,000	11/12/2044	Annual	—	—	17,826	17,826
12 Mo. USD SOFR	4.30% Fixed	USD	4,750,000	11/12/2044	Annual	—	—	16,648	16,648
2.31% Fixed	12 Mo. USD SOFR	USD	22,221,000	06/17/2047	Annual	153,852	—	1,947,914	1,794,062
2.64% Fixed	12 Mo. USD SOFR	USD	2,520,000	12/16/2047	Annual	—	—	172,875	172,875
2.60% Fixed	12 Mo. USD SOFR	USD	1,260,000	12/16/2047	Annual	—	—	88,760	88,760
3.19% Fixed	12 Mo. USD SOFR	USD	2,020,000	12/16/2047	Annual	—	—	85,145	85,145
2.67% Fixed	12 Mo. USD SOFR	USD	1,260,000	12/16/2047	Annual	—	—	84,589	84,589
2.69% Fixed	12 Mo. USD SOFR	USD	1,260,000	12/16/2047	Annual	—	—	83,172	83,172
2.96% Fixed	12 Mo. USD SOFR	USD	1,260,000	12/16/2047	Annual	—	—	67,285	67,285
3.88% Fixed	12 Mo. USD SOFR	USD	12,180,000	12/15/2048	Annual	—	—	63,250	63,250
3.87% Fixed	12 Mo. USD SOFR	USD	5,855,000	12/15/2048	Annual	—	—	33,492	33,492
3.43% Fixed	12 Mo. USD SOFR	USD	9,980,000	12/16/2053	Annual	—	—	34,955	34,955
3.45% Fixed	12 Mo. USD SOFR	USD	7,750,000	11/12/2054	Annual	—	—	(5,019)	(5,019)
3.48% Fixed	12 Mo. USD SOFR	USD	7,750,000	11/12/2054	Annual	—	—	(12,465)	(12,465)
3 Mo. AUD BBSW	3.84% Fixed	AUD	30,693,000	09/16/2029	Quarterly	—	(24,650)	(7,628)	17,022
3 Mo. COP CPIBR	9.09% Fixed	COP	12,458,509,000	03/19/2035	Quarterly	—	—	22,144	22,144
3 Mo. NZD NZDBBR	4.78% Fixed	NZD	94,455,000	06/21/2028	Annual	—	(112,025)	2,152,130	2,264,155
3 Mo. NZD NZDBBR	3.78% Fixed	NZD	34,149,000	12/16/2029	Quarterly	14,741	—	(11,323)	(26,064)
3 Mo. NZD NZDBBR	3.66% Fixed	NZD	25,722,000	06/18/2030	Quarterly	25,718	—	(27,161)	(52,879)
3 Mo. NZD NZDBBR	4.69% Fixed	NZD	27,643,000	12/19/2034	Quarterly	53,003	—	57,500	4,497
3 Mo. NZD NZDBBR	4.16% Fixed	NZD	11,912,000	03/19/2035	Quarterly	—	(21,568)	31,536	53,104
3 Mo. SEK STIBOR	2.41% Fixed	SEK	1,881,015,000	03/19/2030	Quarterly	—	(837,579)	957,264	1,794,843
3 Mo. SEK STIBOR	2.09% Fixed	SEK	185,782,000	03/19/2030	Quarterly	—	(56,578)	(157,272)	(100,694)
3 Mo. SEK STIBOR	2.22% Fixed	SEK	234,997,000	06/16/2030	Quarterly	21,868	—	(108,300)	(130,168)
3 Mo. SEK STIBOR	2.09% Fixed	SEK	157,553,000	06/18/2030	Quarterly	15,055	—	(138,587)	(153,642)
3 Mo. SEK STIBOR	2.50% Fixed	SEK	153,540,000	12/19/2034	Quarterly	—	(2,792)	(142,445)	(139,653)
3 Mo. SEK STIBOR	2.16% Fixed	SEK	63,403,000	03/19/2035	Quarterly	29,221	—	(180,633)	(209,854)
6 Mo. AUD BBSW	3.59% Fixed	AUD	20,646,000	03/19/2030	Semi-Annual	—	(7,407)	(260,574)	(253,167)
6 Mo. AUD BBSW	4.59% Fixed	AUD	24,446,000	09/19/2034	Semi-Annual	—	(25,426)	(81,360)	(55,934)
6 Mo. AUD BBSW	3.91% Fixed	AUD	10,002,000	03/19/2035	Semi-Annual	—	(15,497)	(240,007)	(224,510)
3.00% Fixed	6 Mo. CAD CDOR	CAD	27,401,000	09/16/2029	Semi-Annual	48,641	—	(240,392)	(289,033)
2.53% Fixed	6 Mo. CAD CDOR	CAD	35,194,000	03/19/2030	Semi-Annual	—	(21,284)	20,490	41,774
2.59% Fixed	6 Mo. CAD CDOR	CAD	24,359,000	03/19/2030	Semi-Annual	63,108	—	(31,658)	(94,766)
6 Mo. CAD CDOR	3.41% Fixed	CAD	20,921,000	09/19/2034	Semi-Annual	—	(49,251)	188,777	238,028
3.03% Fixed	6 Mo. CAD CDOR	CAD	27,589,000	03/20/2035	Semi-Annual	116,828	—	88,399	(28,429)

252

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2025 – (continued)
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
5.64% Fixed	6 Mo. CLP CLICP	CLP	2,510,085,000	03/19/2035	Semi-Annual	$—	$—	$23,211	$23,211
5.75% Fixed	6 Mo. CLP CLICP	CLP	2,510,086,000	03/19/2035	Semi-Annual	—	—	990	990
6 Mo. EUR EURIBOR	2.22% Fixed	EUR	11,701,000	03/19/2030	Semi-Annual	—	(3,034)	(40,029)	(36,995)
6 Mo. EUR EURIBOR	0.53% Fixed	EUR	15,256,400	09/16/2031	Annual	59,196	—	(1,307,786)	(1,366,982)
6 Mo. EUR EURIBOR	2.50% Fixed	EUR	18,790,000	12/19/2034	Semi-Annual	—	(5,884)	(14,371)	(8,487)
2.47% Fixed	6 Mo. EUR EURIBOR	EUR	6,305,000	06/18/2035	Annual	14,416	—	(38,781)	(53,197)
0.63% Fixed	6 Mo. EUR EURIBOR	EUR	10,659,350	09/17/2051	Annual	—	(280,895)	1,572,804	1,853,699
2.03% Fixed	6 Mo. EUR EURIBOR	EUR	3,473,500	03/16/2054	Annual	—	(65,252)	(30,217)	35,035
1.75% Fixed	6 Mo. EUR EURIBOR	EUR	12,246,000	12/21/2054	Annual	—	(55,537)	143,750	199,287
0.63% Fixed	6 Mo. EUR EURIBOR	EUR	4,753,000	06/15/2072	Annual	—	(86,569)	1,921,966	2,008,535
1.16% Fixed	6 Mo. EUR EURIBOR	EUR	887,500	06/15/2072	Annual	—	(17,948)	212,760	230,708
6 Mo. HUF BIBOR	6.46% Fixed	HUF	1,836,163,000	03/19/2030	Semi-Annual	—	—	2,431	2,431
3.75% Fixed	6 Mo. NOK NIBOR	NOK	873,579,000	09/18/2029	Annual	—	(918,953)	835,578	1,754,531
3.59% Fixed	6 Mo. NOK NIBOR	NOK	213,893,000	12/16/2029	Annual	—	(13,323)	62,937	76,260
3.56% Fixed	6 Mo. NOK NIBOR	NOK	97,435,000	03/19/2030	Annual	27,219	—	120,358	93,139
3.25% Fixed	6 Mo. NOK NIBOR	NOK	321,031,000	03/19/2030	Annual	838,576	—	790,376	(48,200)
3.59% Fixed	6 Mo. NOK NIBOR	NOK	78,379,000	06/18/2035	Annual	—	(1,742)	139,102	140,844
Total centrally cleared interest rate swaps contracts						$1,643,387	$(3,194,930)	$8,699,557	$10,251,100

Foreign Currency Contracts Outstanding at January 31, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
70,434,404	AUD	43,729,449	USD	BCLY	02/04/2025	$59,817
32,801,000	AUD	20,339,955	USD	CBA	02/04/2025	52,519
9,510,000	AUD	5,868,915	USD	SSG	02/04/2025	43,476
3,180,000	AUD	1,964,025	USD	WEST	02/04/2025	12,990
9,520,000	AUD	5,914,701	USD	BNP	02/04/2025	3,910
9,470,000	AUD	5,904,279	USD	RBC	02/04/2025	(16,753)
1,918,000	AUD	1,209,270	USD	UBS	02/04/2025	(16,844)
14,150,000	AUD	8,814,291	USD	GSC	02/04/2025	(17,196)
22,340,000	AUD	13,922,720	USD	CBK	02/04/2025	(33,879)
6,275,000	AUD	3,935,484	USD	TDB	02/04/2025	(34,300)
9,410,000	AUD	5,886,429	USD	DEUT	02/04/2025	(36,205)
9,190,000	AUD	5,764,959	USD	JPM	02/04/2025	(51,510)
159,670,000	AUD	100,130,573	USD	MSC	02/04/2025	(863,288)
190,250,404	AUD	118,274,110	USD	TDB	03/04/2025	18,810
6,215,000	AUD	3,869,156	USD	CIBC	03/04/2025	(4,825)
1,495,000	AUD	934,928	USD	BOA	03/04/2025	(5,375)
9,405,000	AUD	5,860,311	USD	BCLY	03/04/2025	(12,520)
3,065,000	AUD	1,925,899	USD	RBC	03/04/2025	(20,159)
3,065,000	AUD	1,932,542	USD	GSC	03/04/2025	(26,802)
4,725,000	AUD	2,966,378	USD	JPM	03/04/2025	(28,492)
64,385,000	AUD	40,449,759	USD	BNP	03/04/2025	(416,784)
305,965,000	BRL	49,837,372	USD	CBK	02/04/2025	2,472,831
32,440,000	BRL	5,224,590	USD	UBS	02/04/2025	321,610
6,295,000	BRL	1,057,516	USD	BNP	02/04/2025	18,727
123,485,000	BRL	20,760,934	USD	BCLY	03/06/2025	188,149
91,240,000	BRL	15,335,227	USD	BOA	03/06/2025	143,530
815,000	CAD	568,494	USD	UBS	02/04/2025	(7,631)
2,820,000	CAD	1,955,638	USD	GSC	02/04/2025	(14,984)
2,635,000	CAD	1,829,302	USD	BMO	02/04/2025	(15,961)
2,665,000	CAD	1,858,919	USD	JPM	02/04/2025	(24,933)
4,790,000	CAD	3,332,846	USD	BOA	02/04/2025	(36,488)
5,680,000	CAD	3,960,011	USD	DEUT	02/04/2025	(51,177)
11,270,000	CAD	7,845,931	USD	TDB	02/04/2025	(90,198)
14,070,000	CAD	9,802,608	USD	BCLY	02/04/2025	(119,985)
13,600,000	CAD	9,479,704	USD	RBC	02/04/2025	(120,523)
162,985,000	CAD	112,920,406	USD	CBK	02/04/2025	(758,188)
815,000	CAD	568,497	USD	JPM	03/04/2025	(6,974)
3,710,000	CAD	2,578,894	USD	UBS	03/04/2025	(22,755)

253

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2025 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
4,780,000	CAD	3,320,898	USD	BNP	03/04/2025	$(27,545)
13,025,000	CAD	9,010,866	USD	BMO	03/04/2025	(36,825)
7,730,000	CAD	5,373,770	USD	BCLY	03/04/2025	(47,909)
100,000,000	CAD	70,095,358	USD	SCB	03/27/2025	(1,123,937)
5,355,000	CHF	5,873,603	USD	RBC	02/04/2025	8,794
610,000	CHF	672,489	USD	UBS	02/04/2025	(2,412)
3,560,000	CHF	3,915,314	USD	DEUT	02/04/2025	(4,700)
8,110,000	CHF	8,918,982	USD	CBK	02/04/2025	(10,253)
7,307,000	CHF	8,040,348	USD	JPM	02/04/2025	(13,704)
5,100,000	CHF	5,634,396	USD	BCLY	02/04/2025	(32,113)
3,535,000	CHF	3,915,726	USD	SGG	02/04/2025	(32,575)
17,810,000	CHF	19,616,897	USD	TDB	02/04/2025	(52,845)
5,270,000	CHF	5,836,152	USD	DEUT	03/04/2025	(28,716)
3,855,000	CHF	4,279,827	USD	BCLY	03/04/2025	(31,693)
5,400,000	CHF	5,987,406	USD	JPM	03/04/2025	(36,712)
22,357,000	CHF	24,686,852	USD	UBS	03/04/2025	(49,877)
10,485,000	CHF	11,615,952	USD	TDB	03/04/2025	(61,688)
12,305,000	CHF	13,624,616	USD	GSC	03/04/2025	(64,748)
17,530,000	CHF	19,401,444	USD	MSC	03/04/2025	(83,728)
8,755,000	CHF	9,746,031	USD	CBK	03/04/2025	(98,192)
35,060,000	CHF	39,039,577	USD	SSG	03/04/2025	(404,146)
36,815,000	CHF	41,062,802	USD	RBC	03/04/2025	(493,396)
865,000	CHF	960,179	USD	JPM	03/19/2025	(5,282)
2,810,000	CHF	3,136,476	USD	GSC	03/19/2025	(34,440)
2,389,100,000	CLP	2,381,930	USD	BCLY	02/04/2025	53,576
1,569,394,000	CLP	1,573,501	USD	DEUT	02/04/2025	26,378
2,095,100,000	CLP	2,126,314	USD	GSC	03/04/2025	8,867
14,410,000	CNH	1,960,412	USD	BNP	02/05/2025	7,546
14,446,000	CNH	1,984,633	USD	JPM	02/05/2025	(11,758)
1,644,525,000	CNH	226,894,815	USD	UBS	02/05/2025	(2,303,827)
5,629,000	CNH	772,260	USD	BCLY	03/04/2025	(2,615)
36,748,000	CNH	5,066,625	USD	CBK	03/04/2025	(42,128)
12,541,000	CNH	1,798,388	USD	JPM	05/22/2025	(76,680)
12,628,000	CNH	1,815,764	USD	GSC	06/20/2025	(79,330)
29,420,339,000	COP	6,641,556	USD	MSC	02/04/2025	351,134
30,945,400,000	COP	7,102,779	USD	BOA	02/04/2025	252,390
13,570,000,000	COP	3,150,612	USD	BCLY	02/04/2025	74,735
7,240,300,000	COP	1,661,763	USD	UBS	02/04/2025	59,127
81,176,039,000	COP	19,176,257	USD	BNP	03/04/2025	43,554
18,030,000	CZK	747,265	USD	RBC	02/04/2025	(4,644)
26,110,000	CZK	1,081,379	USD	JPM	02/04/2025	(5,958)
67,300,000	CZK	2,783,810	USD	CBK	02/04/2025	(11,852)
24,880,000	CZK	1,042,413	USD	BCLY	02/04/2025	(17,653)
24,880,000	CZK	1,033,132	USD	TDB	03/04/2025	(7,870)
12,172,000	DKK	1,694,611	USD	CBK	02/04/2025	(2,112)
12,172,000	DKK	1,700,572	USD	BCLY	03/04/2025	(5,392)
64,406,000	EUR	66,579,618	USD	BCLY	02/04/2025	247,042
9,562,000	EUR	9,836,489	USD	WEST	02/04/2025	84,892
34,047,000	EUR	35,258,290	USD	CBK	02/04/2025	68,342
7,604,000	EUR	7,826,604	USD	CBA	02/04/2025	63,188
18,953,000	EUR	19,624,543	USD	SSG	02/04/2025	40,793
19,109,000	EUR	19,825,595	USD	JPM	02/04/2025	1,604
3,764,000	EUR	3,915,463	USD	CAG	02/04/2025	(9,996)
9,432,000	EUR	9,811,824	USD	RBC	02/04/2025	(25,329)
35,009,000	EUR	36,367,607	USD	DEUT	02/04/2025	(42,816)
7,532,000	EUR	7,858,866	USD	GSC	02/04/2025	(43,781)
123,000	EUR	128,534	USD	DEUT	02/28/2025	(771)
3,734,000	EUR	3,881,538	USD	CAG	03/04/2025	(2,154)
646,000	EUR	673,797	USD	BOA	03/04/2025	(2,645)
1,415,000	EUR	1,475,047	USD	UBS	03/04/2025	(4,953)
3,396,000	EUR	3,538,664	USD	JPM	03/04/2025	(10,441)
7,384,000	EUR	7,720,095	USD	MSC	03/04/2025	(48,597)
9,364,000	EUR	9,796,217	USD	DEUT	03/04/2025	(67,628)
14,764,000	EUR	15,440,363	USD	SSG	03/04/2025	(101,523)
21,842,000	EUR	22,804,257	USD	BCLY	03/04/2025	(111,835)

254

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2025 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
25,896,000	EUR	27,134,492	USD	GSC	03/04/2025	$(230,228)
7,014,000	GBP	8,585,269	USD	CBK	02/04/2025	111,219
10,013,000	GBP	12,342,013	USD	BCLY	02/04/2025	72,859
6,215,000	GBP	7,652,073	USD	JPM	02/04/2025	53,754
5,033,000	GBP	6,205,739	USD	SSG	02/04/2025	34,554
1,601,000	GBP	1,952,321	USD	BNP	02/04/2025	32,719
1,601,000	GBP	1,969,829	USD	CBA	02/04/2025	15,212
1,570,000	GBP	1,937,318	USD	DEUT	02/04/2025	9,287
2,740,000	GBP	3,388,725	USD	SCB	02/04/2025	8,534
2,482,000	GBP	3,072,757	USD	UBS	02/04/2025	4,613
3,164,000	GBP	3,919,252	USD	TDB	02/04/2025	3,714
4,134,000	GBP	5,129,451	USD	RBC	02/04/2025	(3,805)
1,039,000	GBP	1,290,015	USD	UBS	03/04/2025	(1,889)
3,536,000	GBP	4,395,230	USD	WFB	03/04/2025	(11,385)
1,569,000	GBP	1,960,076	USD	JPM	03/04/2025	(14,869)
3,536,000	GBP	4,404,131	USD	BNP	03/04/2025	(20,286)
2,920,000	GBP	3,643,845	USD	CBK	03/04/2025	(23,702)
4,774,000	GBP	5,945,845	USD	BCLY	03/04/2025	(27,159)
40,315,000	HKD	5,198,582	USD	SCB	04/16/2025	(15,258)
40,375,000	HKD	5,206,386	USD	SCB	04/17/2025	(15,241)
134,490,000	HKD	17,347,057	USD	SCB	05/12/2025	(47,069)
54,170,000	HKD	6,991,491	USD	GSC	06/18/2025	(19,018)
3,223,500,000	HUF	8,098,126	USD	BCLY	02/04/2025	95,353
1,187,200,000	HUF	2,953,124	USD	SSG	02/04/2025	64,496
202,100,000	HUF	513,309	USD	UBS	03/04/2025	(385)
503,600,000	HUF	1,283,604	USD	BCLY	03/04/2025	(5,482)
4,724,000,000	IDR	292,481	USD	DEUT	02/04/2025	(2,710)
25,654,000	ILS	7,056,910	USD	BCLY	02/04/2025	113,535
10,680,000	ILS	2,949,543	USD	CBK	02/04/2025	35,581
7,175,000	ILS	1,975,316	USD	DEUT	02/04/2025	30,139
4,635,000	ILS	1,308,029	USD	BOA	02/04/2025	(12,519)
48,144,000	ILS	13,443,426	USD	BCLY	03/04/2025	19,261
303,155,000	INR	3,525,111	USD	CBK	02/04/2025	(26,172)
268,200,000	INR	3,091,286	USD	CBK	03/04/2025	(2,418)
117,605,000	INR	1,360,558	USD	DEUT	03/04/2025	(6,097)
249,760,000	INR	2,883,539	USD	BOA	03/04/2025	(7,044)
64,190,235,000	JPY	410,684,089	USD	RBC	02/04/2025	3,409,973
5,131,987,000	JPY	32,867,482	USD	TDB	02/04/2025	239,194
1,579,700,000	JPY	10,009,565	USD	DEUT	02/04/2025	181,150
3,861,000,000	JPY	24,746,654	USD	BCLY	02/04/2025	160,829
891,980,000	JPY	5,652,050	USD	BOA	02/04/2025	102,152
928,400,000	JPY	5,888,049	USD	BNP	02/04/2025	101,100
926,900,000	JPY	5,885,943	USD	CBK	02/04/2025	93,530
1,392,000,000	JPY	8,915,641	USD	JPM	02/04/2025	64,214
617,300,000	JPY	3,922,229	USD	CAG	02/04/2025	60,001
1,846,600,000	JPY	11,854,685	USD	MSC	02/04/2025	57,815
608,500,000	JPY	3,891,100	USD	GSC	02/04/2025	34,360
145,800,000	JPY	934,337	USD	UBS	02/04/2025	6,225
603,600,000	JPY	3,895,175	USD	CBK	03/04/2025	10,998
1,444,200,000	JPY	9,344,742	USD	BCLY	03/04/2025	1,339
600,300,000	JPY	3,889,908	USD	BNP	03/04/2025	(5,090)
335,700,000	JPY	2,178,140	USD	UBS	03/04/2025	(5,670)
301,000,000	JPY	1,956,681	USD	RBC	03/04/2025	(8,772)
224,700,000	JPY	1,463,982	USD	BOA	03/04/2025	(9,845)
1,203,900,000	JPY	7,815,723	USD	CAG	03/04/2025	(24,734)
1,207,200,000	JPY	7,844,921	USD	GSC	03/04/2025	(32,575)
6,035,800,000	JPY	39,249,935	USD	SSG	03/04/2025	(189,499)
33,428,735,000	JPY	217,594,146	USD	JPM	03/04/2025	(1,261,439)
21,600,000,000	KRW	14,729,951	USD	JPM	02/04/2025	138,300
14,062,250,000	KRW	9,582,906	USD	CBK	02/04/2025	96,773
22,894,660,000	KRW	15,688,453	USD	BCLY	02/04/2025	70,971
5,750,840,000	KRW	3,942,712	USD	MSC	02/04/2025	15,849
3,173,450,000	KRW	2,176,727	USD	UBS	02/04/2025	7,701
11,423,130,000	KRW	7,880,738	USD	DEUT	02/04/2025	(17,684)
431,162,556,000	KRW	301,381,608	USD	BNP	02/04/2025	(4,593,043)

255

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2025 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
813,520,000	KRW	559,705	USD	BOA	03/04/2025	$944
2,779,830,000	KRW	1,929,232	USD	BCLY	03/04/2025	(13,473)
22,807,520,000	KRW	15,959,806	USD	BNP	03/04/2025	(241,683)
144,087,000	MXN	6,912,209	USD	UBS	02/04/2025	36,680
149,050,000	MXN	7,172,500	USD	CBK	02/04/2025	15,740
284,200,000	MXN	13,699,994	USD	RBC	02/04/2025	6,131
80,210,000	MXN	3,873,906	USD	WFB	02/04/2025	(5,615)
6,903,754	MXN	341,550	USD	JPM	02/04/2025	(8,603)
162,540,000	MXN	7,859,844	USD	BOA	02/04/2025	(21,021)
162,540,000	MXN	7,895,146	USD	BCLY	02/04/2025	(56,324)
102,691,000	MXN	5,042,010	USD	GSC	02/04/2025	(89,527)
992,505,246	MXN	48,132,093	USD	SSG	02/04/2025	(266,506)
39,140,000	MXN	1,877,712	USD	SCB	03/04/2025	1,522
39,140,000	MXN	1,879,531	USD	CBK	03/04/2025	(297)
118,060,000	MXN	5,672,325	USD	BNP	03/04/2025	(3,894)
79,080,000	MXN	3,802,746	USD	GSC	03/04/2025	(5,867)
487,978,000	MXN	23,773,456	USD	UBS	03/04/2025	(344,101)
210,174,000	NOK	18,527,052	USD	BCLY	02/04/2025	41,607
75,520,000	NOK	6,641,676	USD	DEUT	02/04/2025	30,438
103,850,000	NOK	9,150,487	USD	JPM	02/04/2025	24,554
22,230,000	NOK	1,945,939	USD	TDB	02/04/2025	18,059
32,440,000	NOK	2,853,011	USD	MSC	02/04/2025	13,030
44,530,000	NOK	3,928,201	USD	GSC	02/04/2025	5,980
22,200,000	NOK	1,962,872	USD	CBK	02/04/2025	(1,524)
44,400,000	NOK	3,947,370	USD	SGG	02/04/2025	(24,675)
40,200,000	NOK	3,552,518	USD	JPM	03/04/2025	(1,002)
13,190,000	NOK	1,168,058	USD	SCB	03/04/2025	(2,772)
127,104,000	NOK	11,238,834	USD	UBS	03/04/2025	(9,685)
35,950,000	NOK	3,198,955	USD	BNP	03/04/2025	(22,910)
98,575,000	NOK	8,768,133	USD	BCLY	03/04/2025	(59,411)
7,890,000	NOK	698,135	USD	JPM	03/19/2025	(1,087)
25,360,000	NOK	2,256,752	USD	GSC	03/19/2025	(16,303)
47,255,000	NZD	26,540,685	USD	BCLY	02/04/2025	118,660
20,990,000	NZD	11,726,112	USD	GSC	02/04/2025	115,589
37,534,000	NZD	21,145,435	USD	RBC	02/04/2025	29,718
4,885,000	NZD	2,733,343	USD	UBS	02/04/2025	22,575
3,485,000	NZD	1,947,627	USD	SSG	02/04/2025	18,468
3,520,000	NZD	1,968,201	USD	DEUT	02/04/2025	17,639
5,620,000	NZD	3,153,382	USD	WFB	02/04/2025	17,193
3,500,000	NZD	1,959,702	USD	BNP	02/04/2025	14,855
3,485,000	NZD	1,952,039	USD	WEST	02/04/2025	14,056
6,330,000	NZD	3,569,512	USD	JPM	02/04/2025	1,616
93,320,000	NZD	52,732,107	USD	MSC	02/04/2025	(84,770)
108,276,000	NZD	61,341,373	USD	CBK	02/04/2025	(256,470)
1,005,000	NZD	566,915	USD	BOA	03/04/2025	263
3,410,000	NZD	1,933,913	USD	MSC	03/04/2025	(9,458)
51,560,000	NZD	29,120,676	USD	ANZ	03/04/2025	(22,454)
10,210,000	NZD	5,798,441	USD	BNP	03/04/2025	(36,361)
241,780,000	NZD	136,610,196	USD	BCLY	03/04/2025	(160,078)
67,770,000	NZD	38,516,741	USD	RBC	03/04/2025	(270,300)
1,390,000	NZD	787,059	USD	JPM	03/19/2025	(2,387)
4,465,000	NZD	2,539,295	USD	GSC	03/19/2025	(18,749)
12,436,000	PEN	3,323,763	USD	BOA	02/04/2025	16,054
8,780,000	PEN	2,352,847	USD	MSC	02/04/2025	5,114
6,086,000	PEN	1,633,168	USD	CBK	02/04/2025	1,291
8,113,000	PEN	2,179,566	USD	GSC	02/04/2025	(736)
16,950,000	PEN	4,524,947	USD	BOA	03/04/2025	23,817
114,330,000	PHP	1,966,629	USD	BOA	02/04/2025	(8,373)
27,480,000	PLN	6,621,447	USD	BNP	02/04/2025	135,388
8,830,000	PLN	2,153,914	USD	DEUT	02/04/2025	17,223
3,140,000	PLN	773,513	USD	JPM	02/04/2025	(1,444)
3,200,000	PLN	789,247	USD	BOA	02/04/2025	(2,424)
8,205,000	PLN	2,032,081	USD	BCLY	02/04/2025	(14,621)
4,615,000	PLN	1,142,979	USD	TDB	03/04/2025	(9,401)
9,840,000	PLN	2,438,323	USD	RBC	03/04/2025	(21,333)

256

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2025 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
16,295,000	PLN	4,059,643	USD	DEUT	03/04/2025	$(57,117)
31,050,000	PLN	7,737,546	USD	BOA	03/04/2025	(110,764)
43,710,000	SEK	3,922,957	USD	GSC	02/04/2025	20,147
22,090,000	SEK	1,976,857	USD	DEUT	02/04/2025	15,894
21,820,000	SEK	1,957,553	USD	CBK	02/04/2025	10,842
21,684,000	SEK	1,964,335	USD	MSC	02/04/2025	(8,209)
10,690,000	SEK	973,082	USD	WFB	02/04/2025	(8,731)
38,800,000	SEK	3,509,648	USD	BCLY	02/04/2025	(9,478)
14,200,000	SEK	1,293,732	USD	UBS	02/04/2025	(12,742)
7,950,000	SEK	722,788	USD	JPM	03/04/2025	(4,395)
21,360,000	SEK	1,944,322	USD	CBK	03/04/2025	(14,149)
30,470,000	SEK	2,777,665	USD	UBS	03/04/2025	(24,278)
68,730,000	SEK	6,260,466	USD	BCLY	03/04/2025	(49,755)
63,410,000	SEK	5,808,292	USD	BOA	03/04/2025	(78,319)
8,040,000	SEK	732,290	USD	JPM	03/19/2025	(5,083)
25,890,000	SEK	2,374,023	USD	GSC	03/19/2025	(32,307)
5,240,000	SGD	3,848,643	USD	DEUT	02/04/2025	7,800
3,535,000	SGD	2,611,322	USD	BCLY	02/04/2025	(9,696)
2,660,000	SGD	1,977,793	USD	JPM	02/04/2025	(20,133)
4,400,000	SGD	3,254,282	USD	JPM	03/04/2025	(12,242)
162,940,000	THB	4,698,385	USD	JPM	02/04/2025	141,369
119,610,000	THB	3,454,291	USD	CBK	02/04/2025	98,446
246,240,000	THB	7,271,074	USD	BCLY	02/04/2025	42,913
383,796,000	THB	11,397,447	USD	BCLY	03/04/2025	21,472
315,085,000	TRY	8,652,532	USD	BCLY	02/04/2025	107,388
315,085,000	TRY	8,561,139	USD	BCLY	03/04/2025	(15,718)
394,387,000	TWD	12,031,958	USD	BOA	02/04/2025	22,698
135,540,000	TWD	4,141,788	USD	DEUT	02/04/2025	1,067
200,100,000	ZAR	10,528,461	USD	GSC	02/04/2025	178,371
99,170,000	ZAR	5,257,407	USD	BCLY	02/04/2025	48,923
59,020,000	ZAR	3,147,179	USD	CBK	02/04/2025	10,828
99,170,000	ZAR	5,303,832	USD	BOA	02/04/2025	2,498
171,808,000	ZAR	9,267,132	USD	MSC	03/04/2025	(96,360)
13,778,314	USD	22,050,000	AUD	RBC	02/04/2025	69,767
5,932,549	USD	9,460,000	AUD	WEST	02/04/2025	51,240
3,949,189	USD	6,295,000	AUD	DEUT	02/04/2025	35,570
3,916,403	USD	6,245,000	AUD	GSC	02/04/2025	33,869
940,296	USD	1,500,000	AUD	UBS	02/04/2025	7,741
9,814,026	USD	15,775,000	AUD	TDB	02/04/2025	6,664
1,963,002	USD	3,155,000	AUD	JPM	02/04/2025	1,530
3,894,327	USD	6,270,000	AUD	SSG	02/04/2025	(3,750)
13,770,895	USD	22,180,000	AUD	WFB	02/04/2025	(18,473)
283,321,227	USD	455,930,000	AUD	BCLY	02/04/2025	(131,728)
7,718,901	USD	12,305,000	AUD	DEUT	03/04/2025	67,961
5,784,841	USD	9,240,000	AUD	GSC	03/04/2025	39,641
2,579,158	USD	4,120,000	AUD	JPM	03/04/2025	17,446
2,730,812	USD	4,370,000	AUD	BCLY	03/04/2025	13,655
3,873,940	USD	6,215,000	AUD	CBA	03/04/2025	9,609
1,338,903	USD	2,140,000	AUD	BOA	03/04/2025	8,305
1,925,342	USD	3,085,000	AUD	RBC	03/04/2025	7,167
1,912,551	USD	3,070,000	AUD	UBS	03/04/2025	3,702
1,933,092	USD	3,110,000	AUD	SSG	03/04/2025	(628)
235,060,831	USD	378,177,000	AUD	TDB	03/04/2025	(80,124)
3,130,030	USD	4,980,000	AUD	GSC	03/19/2025	33,312
1,555,068	USD	2,490,000	AUD	JPM	03/19/2025	6,709
22,353	USD	135,000	BRL	BCLY	02/04/2025	(728)
1,163,943	USD	7,135,000	BRL	UBS	02/04/2025	(55,913)
3,979,128	USD	23,640,000	BRL	JPM	02/04/2025	(62,554)
3,344,376	USD	20,695,000	BRL	CBK	02/04/2025	(193,805)
32,716,276	USD	193,250,000	BRL	BOA	02/04/2025	(323,277)
518,687	USD	3,065,000	BRL	BNP	03/06/2025	(1,286)
515,316	USD	3,050,000	BRL	BOA	03/06/2025	(2,113)
3,974,479	USD	23,640,000	BRL	BCLY	03/06/2025	(36,019)
15,234,597	USD	91,240,000	BRL	CBK	03/06/2025	(244,161)
102,145,078	USD	146,005,000	CAD	SCB	02/04/2025	1,668,074

257

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2025 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
94,682,290	USD	136,384,158	CAD	BMO	02/04/2025	$826,110
14,787,575	USD	21,240,000	CAD	TDB	02/04/2025	170,736
14,304,765	USD	20,555,000	CAD	GSC	02/04/2025	159,327
5,909,651	USD	8,460,000	CAD	DEUT	02/04/2025	87,689
3,935,527	USD	5,640,000	CAD	CBK	02/04/2025	54,220
3,265,086	USD	4,680,000	CAD	BCLY	02/04/2025	44,427
1,960,797	USD	2,810,000	CAD	RBC	02/04/2025	27,025
774,424	USD	1,110,000	CAD	UBS	02/04/2025	10,550
85,387,538	USD	118,400,000	CAD	DEUT	02/12/2025	3,882,387
47,055,156	USD	65,816,000	CAD	BCLY	02/12/2025	1,748,205
766,295	USD	1,095,000	CAD	SCB	02/12/2025	12,510
39,658,589	USD	55,372,000	CAD	SSG	02/27/2025	1,519,417
30,098,309	USD	42,191,000	CAD	DEUT	03/04/2025	1,029,304
95,870,884	USD	138,579,158	CAD	BMO	03/04/2025	391,795
5,793,899	USD	8,330,000	CAD	BCLY	03/04/2025	54,646
3,290,529	USD	4,725,000	CAD	MSC	03/04/2025	35,071
1,946,419	USD	2,795,000	CAD	JPM	03/04/2025	20,703
874,521	USD	1,255,000	CAD	UBS	03/04/2025	9,843
821,721	USD	1,180,000	CAD	BOA	03/04/2025	8,718
70,054,478	USD	100,000,000	CAD	SCB	03/12/2025	1,130,572
5,011,803	USD	7,195,000	CAD	GSC	03/19/2025	51,134
1,427,067	USD	2,050,000	CAD	JPM	03/19/2025	13,672
160,755,238	USD	224,766,000	CAD	CBK	03/27/2025	5,730,935
29,958,528	USD	42,888,000	CAD	TDB	03/27/2025	378,066
68,009,488	USD	97,316,000	CAD	RBC	04/09/2025	849,470
47,656,260	USD	68,162,000	CAD	BMO	04/24/2025	580,402
5,942,212	USD	5,365,000	CHF	BNP	02/04/2025	48,830
5,903,404	USD	5,340,000	CHF	JPM	02/04/2025	37,484
2,074,629	USD	1,875,000	CHF	UBS	02/04/2025	14,966
1,689,052	USD	1,525,000	CHF	TDB	02/04/2025	13,859
1,964,138	USD	1,780,000	CHF	RBC	02/04/2025	8,831
1,961,269	USD	1,785,000	CHF	WEST	02/04/2025	470
1,966,543	USD	1,800,000	CHF	BCLY	02/04/2025	(10,734)
11,768,212	USD	10,730,000	CHF	CBK	02/04/2025	(18,552)
9,771,852	USD	8,770,000	CHF	GSC	03/04/2025	107,484
7,810,152	USD	7,015,000	CHF	SSG	03/04/2025	79,759
5,785,420	USD	5,185,000	CHF	BCLY	03/04/2025	71,652
3,915,492	USD	3,505,000	CHF	RBC	03/04/2025	53,051
3,904,206	USD	3,505,000	CHF	CBK	03/04/2025	41,765
3,903,901	USD	3,505,000	CHF	TDB	03/04/2025	41,459
2,992,864	USD	2,685,000	CHF	JPM	03/04/2025	34,048
3,868,897	USD	3,490,000	CHF	DEUT	03/04/2025	22,985
2,621,707	USD	2,370,000	CHF	UBS	03/04/2025	10,014
1,946,300	USD	1,760,000	CHF	BOA	03/04/2025	6,814
1,960,487	USD	1,977,700,000	CLP	GSC	02/04/2025	(55,629)
3,723,871	USD	3,734,000,000	CLP	JPM	02/04/2025	(82,660)
1,769,128	USD	1,753,206,000	CLP	BOA	03/04/2025	(17,619)
4,152,955	USD	30,187,000	CNH	UBS	02/05/2025	30,349
955,843	USD	6,940,000	CNH	CIBC	02/05/2025	8,054
583,720	USD	4,253,000	CNH	BMO	02/05/2025	2,892
222,589,097	USD	1,632,001,000	CNH	CBK	02/05/2025	(291,502)
223,207,007	USD	1,614,896,000	CNH	UBS	03/04/2025	2,404,846
1,774,787	USD	12,541,000	CNH	JPM	05/22/2025	53,079
1,778,817	USD	12,628,000	CNH	CBK	06/20/2025	42,383
2,330,403	USD	9,854,900,000	COP	GSC	03/04/2025	(2,913)
1,829,611	USD	44,140,000	CZK	BCLY	02/04/2025	11,569
7,427,562	USD	180,541,000	CZK	CBK	02/04/2025	(8,576)
2,343,707	USD	57,540,000	CZK	DEUT	02/04/2025	(26,255)
7,091,616	USD	170,781,000	CZK	TDB	03/04/2025	54,024
46,501,443	USD	44,714,000	EUR	BCLY	02/04/2025	106,897
5,632,550	USD	5,404,000	EUR	CAG	02/04/2025	25,445
11,785,233	USD	11,337,000	EUR	GSC	02/04/2025	22,139
5,959,848	USD	5,735,000	EUR	BNP	02/04/2025	9,302
47,647,829	USD	45,916,000	EUR	DEUT	02/04/2025	6,107
1,957,867	USD	1,897,000	EUR	CBA	02/04/2025	(10,430)

258

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2025 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
15,974,612	USD	15,415,000	EUR	JPM	02/04/2025	$(19,750)
21,602,506	USD	20,851,000	EUR	CBK	02/04/2025	(32,165)
9,819,750	USD	9,535,000	EUR	RBC	02/04/2025	(73,617)
62,802,720	USD	60,722,000	EUR	WEST	02/04/2025	(201,476)
52,982,456	USD	50,701,473	EUR	DEUT	02/28/2025	317,855
277,959	USD	265,000	EUR	UBS	02/28/2025	2,698
521,879	USD	500,000	EUR	SSG	02/28/2025	2,520
29,857,802	USD	28,532,000	EUR	MSC	03/04/2025	214,903
22,433,672	USD	21,472,000	EUR	DEUT	03/04/2025	125,655
8,795,931	USD	8,362,000	EUR	BOA	03/04/2025	108,354
16,804,243	USD	16,092,000	EUR	BCLY	03/04/2025	85,697
6,867,678	USD	6,537,000	EUR	JPM	03/04/2025	76,159
3,873,871	USD	3,685,000	EUR	GSC	03/04/2025	45,395
6,357,930	USD	6,089,000	EUR	SCB	03/04/2025	31,853
5,825,397	USD	5,587,000	EUR	CBK	03/04/2025	20,867
1,947,031	USD	1,863,000	EUR	WEST	03/04/2025	11,494
1,547,976	USD	1,490,000	EUR	UBS	03/04/2025	(37)
1,793,090	USD	1,704,000	EUR	GSC	03/19/2025	21,364
1,334,120	USD	1,277,000	EUR	JPM	03/19/2025	6,365
40,412,159	USD	32,473,000	GBP	BCLY	02/04/2025	149,682
1,960,341	USD	1,572,000	GBP	TDB	02/04/2025	11,256
5,890,227	USD	4,742,000	GBP	RBC	02/04/2025	10,738
570,592	USD	460,000	GBP	UBS	02/04/2025	250
1,941,164	USD	1,570,000	GBP	GSC	02/04/2025	(5,441)
7,418,398	USD	6,024,000	GBP	BNP	02/04/2025	(50,613)
8,318,267	USD	6,750,000	GBP	WFB	02/04/2025	(50,893)
12,385,644	USD	10,037,000	GBP	JPM	02/04/2025	(58,984)
6,063,672	USD	4,958,000	GBP	CBK	02/04/2025	(83,631)
19,568,549	USD	15,844,000	GBP	JPM	02/28/2025	(74,755)
29,211,039	USD	23,490,000	GBP	CBK	03/04/2025	88,721
783,110	USD	627,000	GBP	BCLY	03/04/2025	5,771
3,912,372	USD	3,137,000	GBP	GSC	03/19/2025	23,425
1,939,150	USD	1,560,000	GBP	JPM	03/19/2025	5,214
5,189,286	USD	40,315,000	HKD	BNP	04/16/2025	5,963
5,196,937	USD	40,375,000	HKD	JPM	04/17/2025	5,792
8,680,685	USD	67,330,000	HKD	UBS	05/12/2025	19,757
8,657,986	USD	67,160,000	HKD	MSC	05/12/2025	18,926
6,985,621	USD	54,170,000	HKD	SCB	06/18/2025	13,149
17,966,174	USD	7,136,526,000	HUF	BCLY	02/04/2025	(173,416)
19,636,762	USD	7,806,300,000	HUF	SSG	02/04/2025	(205,257)
27,937,827	USD	10,934,226,000	HUF	UBS	03/04/2025	187,080
17,500,616	USD	6,857,600,000	HUF	SSG	03/04/2025	96,227
769,764	USD	300,000,000	HUF	BCLY	03/04/2025	8,372
290,779	USD	4,724,000,000	IDR	BOA	02/04/2025	1,009
292,236	USD	4,724,000,000	IDR	DEUT	03/04/2025	2,766
1,783,418	USD	6,450,000	ILS	BCLY	03/04/2025	(20,219)
2,153,852	USD	185,550,000	INR	BCLY	02/04/2025	12,280
1,363,705	USD	117,605,000	INR	DEUT	02/04/2025	6,338
2,345,657	USD	365,300,000	JPY	WFB	02/04/2025	(10,909)
1,966,219	USD	308,600,000	JPY	CAG	02/04/2025	(24,574)
5,558,078	USD	865,600,000	JPY	JPM	02/04/2025	(25,945)
9,796,433	USD	1,527,300,000	JPY	GSC	02/04/2025	(56,248)
10,994,801	USD	1,718,500,000	JPY	BNP	02/04/2025	(91,318)
30,482,244	USD	4,767,500,000	JPY	BCLY	02/04/2025	(273,111)
74,280,695	USD	11,597,400,000	JPY	CBK	02/04/2025	(534,649)
79,573,628	USD	12,454,124,000	JPY	RBC	02/04/2025	(768,478)
136,566,328	USD	21,350,100,000	JPY	MSC	02/04/2025	(1,164,117)
45,890,514	USD	7,055,657,000	JPY	JPM	03/04/2025	230,116
10,550,989	USD	1,623,300,000	JPY	BCLY	03/04/2025	45,869
7,809,888	USD	1,200,600,000	JPY	GSC	03/04/2025	40,254
4,318,864	USD	663,600,000	JPY	BOA	03/04/2025	24,404
4,314,207	USD	663,600,000	JPY	BNP	03/04/2025	19,746
1,959,564	USD	301,000,000	JPY	CBK	03/04/2025	11,655
3,915,982	USD	603,600,000	JPY	WEST	03/04/2025	9,809
1,039,443	USD	160,400,000	JPY	UBS	03/04/2025	1,421

259

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2025 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
9,392,911	USD	1,441,700,000	JPY	GSC	03/19/2025	$46,528
3,327,916	USD	515,400,000	JPY	JPM	03/19/2025	(13,365)
80,239,094	USD	12,341,750,000	JPY	RBC	04/21/2025	(82,989)
98,171,728	USD	15,000,000,000	JPY	RBC	05/07/2025	368,184
15,942,403	USD	22,807,520,000	KRW	BNP	02/04/2025	242,962
3,964,269	USD	5,698,780,000	KRW	JPM	02/04/2025	41,543
1,786,786	USD	2,564,770,000	KRW	BOA	02/04/2025	21,339
5,956,709	USD	8,661,650,000	KRW	BCLY	02/04/2025	(5,494)
7,863,507	USD	11,475,170,000	KRW	UBS	02/04/2025	(35,368)
312,928,104	USD	458,858,996,000	KRW	CBK	02/04/2025	(2,925,166)
301,710,604	USD	431,162,556,000	KRW	BNP	03/04/2025	4,568,873
5,809,012	USD	8,321,410,000	KRW	CBK	03/04/2025	74,196
2,126,088	USD	3,063,520,000	KRW	MSC	03/04/2025	14,820
2,306,060	USD	3,334,240,000	KRW	JPM	03/04/2025	8,222
33,993,970	USD	694,130,000	MXN	SSG	02/04/2025	518,138
8,210,645	USD	168,160,000	MXN	BOA	02/04/2025	100,787
7,643,306	USD	156,570,000	MXN	SGG	02/04/2025	92,399
1,959,934	USD	39,630,000	MXN	BCLY	02/04/2025	48,696
1,959,214	USD	39,630,000	MXN	GSC	02/04/2025	47,976
10,199,172	USD	211,040,000	MXN	CBK	02/04/2025	21,338
1,965,042	USD	40,460,000	MXN	MSC	02/04/2025	13,776
3,938,778	USD	81,760,000	MXN	RBC	02/04/2025	(4,265)
15,120,538	USD	315,192,000	MXN	UBS	02/04/2025	(80,238)
5,367,678	USD	110,043,000	MXN	UBS	03/04/2025	84,169
11,418,433	USD	236,317,000	MXN	SSG	03/04/2025	72,112
3,855,343	USD	79,800,000	MXN	MSC	03/04/2025	23,894
1,929,642	USD	39,780,000	MXN	DEUT	03/04/2025	19,680
1,934,330	USD	40,020,000	MXN	CBK	03/04/2025	12,844
1,360,491	USD	28,168,000	MXN	JPM	03/04/2025	8,056
1,856,035	USD	38,511,000	MXN	GSC	03/04/2025	7,001
679,267	USD	14,084,000	MXN	BNP	03/04/2025	3,049
1,951,445	USD	21,860,000	NOK	MSC	02/04/2025	20,136
2,340,873	USD	26,600,000	NOK	DEUT	02/04/2025	(9,210)
1,948,935	USD	22,230,000	NOK	CBK	02/04/2025	(15,063)
1,943,685	USD	22,180,000	NOK	GSC	02/04/2025	(15,895)
4,699,678	USD	53,420,000	NOK	JPM	02/04/2025	(19,925)
5,909,703	USD	67,270,000	NOK	BNP	02/04/2025	(33,533)
51,763,246	USD	594,083,000	NOK	SCB	02/04/2025	(723,383)
244,512,542	USD	2,777,376,000	NOK	BCLY	02/04/2025	(865,807)
279,129,814	USD	3,156,779,000	NOK	UBS	03/04/2025	240,551
3,853,760	USD	43,320,000	NOK	SSG	03/04/2025	26,605
5,138,142	USD	57,920,000	NOK	BCLY	03/04/2025	21,133
1,926,429	USD	21,660,000	NOK	GSC	03/04/2025	12,852
3,092,304	USD	34,910,000	NOK	JPM	03/04/2025	8,140
1,928,833	USD	21,780,000	NOK	CBK	03/04/2025	4,654
8,469,674	USD	14,935,000	NZD	JPM	02/04/2025	43,957
1,952,006	USD	3,420,000	NZD	SCB	02/04/2025	22,582
5,721,907	USD	10,110,000	NZD	WEST	02/04/2025	18,257
7,883,693	USD	13,945,000	NZD	SSG	02/04/2025	16,492
1,949,058	USD	3,475,000	NZD	RBS	02/04/2025	(11,395)
1,958,353	USD	3,495,000	NZD	GSC	02/04/2025	(13,383)
17,637,093	USD	31,290,000	NZD	BCLY	02/04/2025	(15,449)
11,804,040	USD	20,995,000	NZD	RBC	02/04/2025	(40,483)
9,186,397	USD	16,359,000	NZD	DEUT	02/04/2025	(42,683)
224,638,189	USD	401,217,000	NZD	MSC	02/04/2025	(1,712,078)
244,888,163	USD	433,351,000	NZD	BCLY	03/04/2025	323,701
936,249	USD	1,650,000	NZD	BOA	03/04/2025	5,061
1,226,681	USD	4,616,000	PEN	BOA	02/04/2025	(12,994)
3,680,961	USD	13,849,000	PEN	CBK	02/04/2025	(38,332)
2,681,662	USD	155,350,000	PHP	MSC	02/04/2025	20,810
701,197	USD	41,020,000	PHP	DEUT	03/04/2025	(744)
574,124	USD	2,300,000	PLN	UBS	02/04/2025	8,596
25,713,513	USD	105,894,757	PLN	BCLY	02/04/2025	(324,094)
15,344,090	USD	61,954,757	PLN	TDB	03/04/2025	126,202
7,681,795	USD	31,050,000	PLN	DEUT	03/04/2025	55,013

260

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2025 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
14,203,201	USD	156,787,000	SEK	MSC	02/04/2025	$59,354
4,714,450	USD	51,710,000	SEK	BCLY	02/04/2025	49,661
1,969,174	USD	21,600,000	SEK	GSC	02/04/2025	20,626
572,414	USD	6,250,000	SEK	UBS	02/04/2025	8,598
9,647,655	USD	107,440,000	SEK	JPM	02/04/2025	(44,569)
42,982,933	USD	478,859,000	SEK	BOA	02/04/2025	(215,215)
68,246,957	USD	748,219,000	SEK	BCLY	03/04/2025	634,982
5,510,330	USD	60,225,000	SEK	BNP	03/04/2025	68,164
1,936,161	USD	21,140,000	SEK	MSC	03/04/2025	25,869
3,409,405	USD	37,460,000	SEK	UBS	03/04/2025	24,373
1,959,962	USD	21,510,000	SEK	JPM	03/04/2025	16,235
789,538	USD	8,618,000	SEK	CBK	03/04/2025	10,782
5,951,153	USD	8,050,000	SGD	CBK	02/04/2025	26,656
1,296,632	USD	1,750,000	SGD	BCLY	02/04/2025	8,698
6,523,788	USD	8,855,000	SGD	JPM	02/04/2025	6,840
11,163,023	USD	15,214,307	SGD	SCB	02/04/2025	(34,135)
16,612,394	USD	22,434,307	SGD	BCLY	03/04/2025	82,179
5,292,989	USD	7,135,000	SGD	JPM	03/04/2025	35,725
10,772,021	USD	368,834,000	THB	BCLY	02/04/2025	(183,336)
773,889	USD	26,200,000	THB	BCLY	03/04/2025	(5,629)
4,114,754	USD	135,540,000	TWD	DEUT	02/04/2025	(28,101)
12,013,067	USD	394,387,000	TWD	BOA	02/04/2025	(41,589)
6,729,667	USD	220,262,000	TWD	BOA	03/04/2025	(19,052)
7,831,282	USD	146,040,000	ZAR	CBK	02/04/2025	17,060
777,327	USD	14,370,000	ZAR	BCLY	02/04/2025	8,425
1,177,277	USD	22,100,000	ZAR	BNP	02/04/2025	(5,237)
7,759,636	USD	147,240,000	ZAR	GSC	02/04/2025	(118,795)
15,649,067	USD	294,870,000	ZAR	BOA	02/04/2025	(128,662)
28,318,973	USD	532,555,000	ZAR	MSC	02/04/2025	(176,664)
47,008,981	USD	871,523,000	ZAR	MSC	03/04/2025	488,801
7,647,037	USD	142,280,000	ZAR	GSC	03/04/2025	52,411
3,863,708	USD	72,550,000	ZAR	CBK	03/04/2025	(8,868)
6,962,478	USD	130,630,000	ZAR	BCLY	03/04/2025	(10,294)
Total foreign currency contracts						$15,524,711
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.

261

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$289,358,356	$—	$289,358,356	$—
Convertible Bonds	576,045	—	576,045	—
Corporate Bonds	489,553,203	—	489,553,203	—
Foreign Government Obligations	1,875,659,218	—	1,875,659,218	—
Senior Floating Rate Interests	203,650,250	—	203,650,250	—
U.S. Government Agencies	85,924,439	—	85,924,439	—
U.S. Government Securities	266,272,116	—	266,272,116	—
Common Stocks	226,118	—	—	226,118
Short-Term Investments	644,097,156	139,405	643,957,751	—
Purchased Options	8,685,028	1,399,026	7,280,646	5,356
Foreign Currency Contracts(2)	47,267,880	—	47,267,880	—
Futures Contracts(2)	7,503,326	7,503,326	—	—
Swaps - Credit Default(2)	271,077	—	271,077	—
Swaps - Interest Rate(2)	16,952,890	—	16,952,890	—
Total	$3,935,997,102	$9,041,757	$3,926,723,871	$231,474
Liabilities
Foreign Currency Contracts(2)	$(31,743,169)	$—	$(31,743,169)	$—
Futures Contracts(2)	(10,745,194)	(10,745,194)	—	—
Swaps - Credit Default(2)	(816,145)	—	(816,145)	—
Swaps - Interest Rate(2)	(6,630,290)	—	(6,630,290)	—
Written Options	(993,623)	(982,905)	(10,718)	—
Total	$(50,928,421)	$(11,728,099)	$(39,200,322)	$—

(1)	For the period ended January 31, 2025, investments valued at $11,231 were transferred into Level 3 due to the unavailability of active market pricing. There were no transfers out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2025 is not presented.

262

The Hartford Mutual Funds, Inc. (the "Company")
GLOSSARY: (abbreviations used in preceding Schedule of Investments) (Unaudited)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BCLY	Barclays
BMO	Bank of Montreal
BNP	BNP Paribas Securities Services
BOA	Bank of America Securities LLC
CAG	Credit Agricole CIB
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CIBC	Canadian Imperial Bank of Commerce
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	Hongkong and Shanghai Banking Corporation
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
RBC	RBC Dominion Securities, Inc.
RBS	RBS Greenwich Capital
SCB	Standard Chartered Bank
SGG	Societe Generale Group
SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank
UBS	UBS AG
WEST	Westpac International
WFB	Wells Fargo Bank NA
Currency Abbreviations:
ARS	Argentine Peso
AUD	Australia Dollar
BRL	Brazil Real
CAD	Canadian Dollar
CHF	Switzerland Franc
CLP	Chile Peso
CNH	China Yuan Renminbi
CNY	China Yuan Renminbi
COP	Colombia Peso
CZK	Czech Republic Koruna
DKK	Denmark Krone
DOP	Dominican Republic Peso
EGP	Egypt Pound
EUR	Euro Member Countries
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israel Shekel
INR	Indian Rupee
JPY	Japan Yen
KRW	Korean Won
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysia Ringgit
NGN	Nigeria Naira
NOK	Norway Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLN	Poland Zloty
RON	Romania New Leu
SEK	Sweden Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Currency
TWD	Taiwan New Dollar
USD	United States Dollar
UYU	Uruguay Peso
ZAR	South Africa Rand
Index Abbreviations:
CAC	Cotation Assistee en Continu
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CMT	Constant Maturity Treasury Index
CPI	Consumer Price Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted
EAFE	Europe, Australasia and Far East
FTSE	Financial Times and Stock Exchange
iBoxx	Markit iBoxx Indices - Euro, Sterling, Asian, US Dollar and European High-Yield Bond Markets
ICE	Intercontinental Exchange, Inc.
ITRAXX-XOVER	iTraxx Europe Crossover
MTA	Monthly Treasury Average Index
OMXS30	OMX Stockholm 30 Index
S&P	Standard & Poor's
SGX	Singapore Exchange
SPI	Share Price Index
TOPIX	Tokyo Stock Price Index
TSX	Toronto Stock Exchange
Municipal Abbreviations:
Auth	Authority
COP	Certificate of Participation
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation
Redev	Redevelopment
Rev	Revenue
VA	Veterans Administration

263

The Hartford Mutual Funds, Inc. (the "Company")
GLOSSARY: (abbreviations used in preceding Schedule of Investments) (Unaudited) – (continued)

Other Abbreviations:
ADR	American Depositary Receipt
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
ASA	Allmennaksjeselskap
BAM	Build America Mutual Assurance Co.
BBSW	Bank Bill Swap Reference Rate
Bhd	Berhad
BIBOR	Bangkok Interbank Offered Rate
BZDIOVRA	Brazil Cetip Interbank Deposit Rate
CDI	Chess Depositary Interest
CDOR	Canadian Dollar Offered Rate
CLICP	Sinacofi Chile Interbank Offered Rate
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CPIBR	Consumer price index Brazil
CVR	Contingent Value Rights
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GmbH	Gesellschaft mit beschränkter Haftung
GNMA	Government National Mortgage Association
HUD	Housing and Urban Development
JIBAR	Johannesburg Interbank Agreed Rate
JSC	Joint Stock Company
KFE	Korean Futures Exchange
KGaA	Kommanditgesellschaft Auf Aktien
LME	London Metal Exchange
MSCI	Morgan Stanley Capital International
NIBOR	Norwegian Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
NVDR	Non-Voting Depositary Receipt
Nyrt	New York REIT Inc
NZDBBR	New Zealand Bank Bill Rate
OJSC	Open Joint Stock Company
PJSC	Private Joint Stock Company
PSF-GTD	Permanent School Fund
PT	Perseroan Terbatas
Q-SBLF	Qualified School Bond Loan Fund
RBOB	Reformulated Blendstock for Oxygenate Blending
REIT	Real Estate Investment Trust
SCH BD GTY	School Bond Guaranty
SD CRED PROG	School District Credit Enhancement Program
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SPDR	Standard & Poor's Depositary Receipt
ST AID WITHHLDG	State Aid Withholding
ST INTERCEPT	State Intercept
STIBOR	Stockholm Interbank Offered Rate
TBA	To Be Announced
Tbk	Terbuka
TIIE	Interbank Equilibrium Interest Rate
TTF	Title Transfer Facility
WIBOR	Warsaw Interbank Offered Rate

264